UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06557
RidgeWorth Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road Columbus, Ohio	43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 03/31
Date of reporting period: 09/30/2008
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
2008 Semi-Annual Report
Equity Funds
September 30, 2008

RIDGEWORTH FUNDS September 30, 2008

Letter to Shareholders	1

Industry Allocations	3

Schedules of Portfolio Investments	7

Statements of Assets and Liabilities	60

Statements of Operations	64

Statements of Cash Flows	68

Statements of Changes in Net Assets	69

Financial Highlights	81

Notes to Financial Statements	93

Trustees and Officers of the RidgeWorth Funds	109

Additional Information	111

LETTER TO SHAREHOLDERS
September 30, 2008
Dear Valued RidgeWorth Funds Shareholder,
The past six months has been challenging for the economy and the markets. Economic headwinds intensified in the U.S. and spread globally despite lower oil prices and significant Federal Reserve (the “Fed”) and Treasury intervention. Of greater near-term importance was the further deterioration in credit and liquidity market conditions worldwide, which heightened investor nervousness and increased market volatility. Equity prices fell broadly and the S&P 500 was off 22% over the trailing 12-months as the markets neared the one-year “anniversary” of the previous market high on October 9, 2007.
The consumer continued to suffer the brunt of the economic downturn with job losses, rising unemployment, weak housing market, and tight credit conditions dampening confidence and spending following the end of the tax rebate program. However slower consumer spending inevitably affects business production and that was the case in the past six months when output and orders growth turned negative.
There was some constructive news however in the form of lower inflation. Energy prices soared then fell from record real and nominal levels as the mania momentum that drove the price of oil to $147/barrel finally succumbed to falling demand for petroleum. The dollar surged relative to other currencies as data suggested European growth would also slow and demand for imports from emerging markets would fall.
The Fed lowered then held the policy fed funds rate steady at 2% through the end of the six month period under review, and it increased the amount of liquidity to the banking system to address mounting liquidity and credit strains. RidgeWorth constructed a timeline of the major support initiatives from the Fed, Treasury, and Congress to provide a sense of the breadth of innovation and support to the markets, which is available on our website www.ridgeworthfunds.com.
Equity markets benefited from Treasury intervention, but ultimately succumbed to increased strains in the economy, credit markets and liquidity availability. Bond yields rose but T-bill rates fell and the yield curve steepened. Treasuries gained on a flight to quality, while Corporate and High Yield bonds fell dramatically as credit spreads widened sharply.
As we finish 2008 and head toward 2009, economic recession, an important market challenge, has now been conceded by most, which historically and ironically has been a sign that the worst is behind us. Additionally, the current credit crisis and the specter of deleveraging remain important immediate challenges. We project labor markets may remain soft for some time, though we are hopeful that recent data from the housing market could be an early sign that home prices may soon finally begin to stabilize. We expect both headline and core inflation to moderate in the months ahead, which we believe could help provide a more stable base for future growth. Since the U.S. entered the current slowdown period prior to the rest of the world, we look for domestic growth to reemerge from the current recession first, which may support the dollar a while longer into 2009.
We believe the impact of aggressive policy response from the Fed, Treasury, Congress, and foreign central banks will be positive for the markets, pushing credit spreads lower and improving liquidity, though it is difficult to predict the timing and magnitude of the improvement. Interest rates are likely to remain low and range-bound during this initiative. After the “dust” clears from the current market turmoil, we anticipate significant changes in market regulation and structure. Among the potential changes could be a single financial markets regulator, a global clearinghouse for derivatives, and a new look for the government sponsored enterprises.

1

From time to time we must report to you a difficult market environment, and this is such a time. At present, the markets are operating in crisis mode where fear dominates reason. These periods have historically been painful but short. As we monitor conditions for signs of improvement, we are focusing on short-term credit spreads near-term, while more signs of reduced housing stress are important longer-term. We believe stocks are reasonably valued on an absolute basis and very undervalued relative to bonds. Moreover, we see investment opportunities emerging in bond markets.
We are pleased to report that in a difficult environment the RidgeWorth Funds have performed well against their peer group averages. Our focus and daily mindset is to provide you our valued client, with the best we have every day. We appreciate the trust you place with us in caring for and growing your portfolio and we strive to earn that trust over and over. We hope you will contact your investment representative with any questions you may have.

Sincerely,

David Eidson	Ashi Parikh
Chairman and CEO	President and CIO
RidgeWorth Capital Management, Inc.	RidgeWorth Capital Management, Inc.

2

INDUSTRY ALLOCATION (As a percentage of Total Investments)
RIDGEWORTH FUNDS September 30, 2008
(Unaudited)
Aggressive Growth Stock Fund

Information Technology	29.7%
Health Care	20.7%
Short-Term Investments	14.0%
Financials	12.9%
Consumer Discretionary	12.8%
Telecommunication Services	5.5%
Industrials	3.8%
Money Market Funds	0.6%
Emerging Growth Stock Fund

Information Technology	22.0%
Financials	17.5%
Consumer Discretionary	16.6%
Health Care	16.3%
Short-Term Investments	14.3%
Industrials	5.1%
Telecommunication Services	4.3%
Money Market Funds	3.6%
Energy	0.3%
International Equity Fund 130/30 Fund (Long)

Financials	19.8%
Industrials	17.3%
Materials	14.0%
Consumer Staples	11.0%
Consumer Discretionary	10.6%
Health Care	7.1%
Information Technology	5.1%
Energy	4.9%
Transportation	3.5%
Short-Term Investments	3.5%
Utilities	1.4%
Insurance	1.2%
Telecommunications	0.6%
International Equity Fund 130/30 Fund (Short)

Consumer Discretionary	(24.1)%
Industrials	(20.6)%
Materials	(14.4)%
Health Care	(11.5)%
Energy	(11.0)%
Consumer Staples	(8.3)%
Telecommunications	(4.3)%
Transportation	(4.0)%
Information Technology	(1.8)%
International Equity Fund

Financials	27.2%
Industrials	11.2%
Short-Term Investments	9.3%
Energy	8.7%
Consumer Discretionary	8.2%
Materials	7.3%
Health Care	7.1%
Consumer Staples	6.3%
Telecommunication Services	5.0%
Information Technology	4.4%
Utilities	4.2%
Exchange Traded Funds	1.1%
International Equity Index Fund

Financials	23.8%
Industrials	10.6%
Short-Term Investments	10.5%
Consumer Discretionary	10.1%
Materials	7.5%
Utilities	7.2%
Energy	6.8%
Telecommunication Services	5.9%
Consumer Staples	5.9%
Health Care	4.6%
Information Technology	4.5%
Exchange Traded Funds	2.0%
Metals	0.3%
Transportation	0.3%
Large Cap Core Equity Fund

Short-Term Investments	18.4%
Information Technology	17.3%
Financials	12.5%
Energy	10.1%
Health Care	10.0%
Consumer Staples	9.9%
Consumer Discretionary	7.7%
Industrials	7.4%
Materials	2.8%
Telecommunication Services	2.5%
Utilities	1.4%
Large Cap Growth Stock Fund

Information Technology	21.1%
Health Care	14.1%
Short-Term Investments	13.6%
Consumer Staples	12.9%
Industrials	11.1%
Energy	9.0%
Consumer Discretionary	6.8%
Financials	4.4%
Money Market Funds	3.7%
Materials	3.3%
Portfolio composition is subject to change.

3

INDUSTRY ALLOCATION (As a percentage of Total Investments)
RIDGEWORTH FUNDS September 30, 2008
(Unaudited)
Large Cap Quantitative Equity Fund

Information Technology	16.6%
Financials	15.8%
Energy	14.1%
Consumer Staples	12.7%
Health Care	11.7%
Industrials	11.2%
Consumer Discretionary	8.0%
Utilities	3.2%
Telecommunication Services	3.0%
Materials	2.9%
Diversified Operations	0.8%
Large Cap Value Equity Fund

Industrials	13.8%
Short-Term Investments	13.7%
Financials	12.7%
Energy	12.0%
Consumer Discretionary	10.1%
Consumer Staples	7.3%
Health Care	7.3%
Money Market Funds	5.7%
Information Technology	5.1%
Utilities	4.6%
Telecommunication Services	4.3%
Materials	3.4%
Mid-Cap Core Equity Fund

Short-Term Investments	26.0%
Information Technology	12.7%
Financials	11.9%
Consumer Discretionary	11.2%
Industrials	9.0%
Health Care	7.2%
Energy	6.7%
Consumer Staples	4.7%
Utilities	4.1%
Materials	3.6%
Telecommunication Services	1.3%
Exchange Traded Funds	0.9%
Money Market Funds	0.7%
Mid-Cap Value Equity Fund

Short-Term Investments	22.5%
Financials	18.9%
Utilities	8.9%
Energy	8.5%
Consumer Discretionary	7.8%
Information Technology	6.2%
Materials	6.2%
Consumer Staples	5.2%
Money Market Funds	5.1%
Health Care	4.2%
Industrials	3.9%
Telecommunication Services	2.6%
Real Estate 130/30 Fund (Long)

Retail	19.6%
Office	17.1%
Health Care	14.7%
Hotels & Leisure Properties	10.1%
Residential	9.6%
Industrial	7.7%
Diversified	5.5%
Casinos & Gaming	5.0%
Land & Forest Products	3.6%
Homebuilders	2.1%
Real Estate Services	1.9%
Heavy Construction	1.8%
Mortgage	1.3%
Real Estate 130/30 Fund (Short)

Hotels & Leisure Properties	(39.6)%
Health Care	(16.9)%
Homebuilders	(8.4)%
Heavy Construction	(8.3)%
Casinos & Gaming	(6.9)%
Retail	(6.0)%
Mortgage	(4.5)%
Diversified	(3.5)%
Residential	(2.3)%
Office	(1.9)%
Real Estate Services	(1.2)%
Industrial	(0.5)%
Select Large Cap Growth Stock Fund

Information Technology	23.7%
Health Care	15.0%
Consumer Staples	12.2%
Short-Term Investments	11.1%
Energy	9.2%
Consumer Discretionary	7.4%
Industrials	7.3%
Money Market Funds	6.9%
Financials	3.7%
Materials	3.5%
Small Cap Growth Stock Fund

Short-Term Investments	30.9%
Health Care	17.7%
Information Technology	15.1%
Consumer Discretionary	10.2%
Industrials	7.0%
Financials	5.0%
Materials	4.1%
Energy	3.7%
Consumer Staples	2.8%
Money Market Funds	1.9%
Transportation	1.6%
Portfolio composition is subject to change.

4

INDUSTRY ALLOCATION (As a percentage of Total Investments)
RIDGEWORTH FUNDS September 30, 2008
(Unaudited)
Small Cap Value Equity Fund

Short-Term Investments	28.7%
Consumer Discretionary	16.0%
Financials	11.9%
Industrials	11.4%
Health Care	10.9%
Money Market Funds	6.1%
Materials	4.8%
Information Technology	3.9%
Energy	3.3%
Telecommunication Services	1.7%
Consumer Staples	0.8%
Utilities	0.5%
U.S. Equity 130/30 Fund (Long)

Financials	16.4%
Health Care	15.2%
Industrials	12.4%
Information Technology	11.0%
Energy	9.1%
Consumer Discretionary	8.4%
Consumer Staples	7.8%
Telecommunication Services	4.0%
Materials	3.0%
Oil & Gas	2.9%
Utilities	2.3%
Commercial Services	2.0%
Retail	2.0%
Software	0.8%
Machinery	0.6%
Insurance	0.5%
Media	0.4%
Semiconductors	0.4%
Aerospace/Defense	0.3%
Short-Term Investments	0.3%
Diversified Operations	0.2%
U.S. Equity 130/30 Fund (Short)

Industrials	(14.0)%
Health Care	(11.7)%
Insurance	(8.7)%
Information Technology	(7.9)%
Commercial Services	(7.0)%
Energy	(5.8)%
Materials	(5.0)%
Oil & Gas	(4.9)%
Software	(4.4)%
Consumer Discretionary	(4.3)%
Transportation	(4.2)%
Retail	(3.6)%
Pipelines	(3.4)%
Utilities	(3.3)%
Financials	(2.9)%
Environmental Control	(2.4)%
Semiconductors	(2.3)%
Telecommunication Services	(2.3)%
Media	(1.0)%
Aerospace/Defense	(0.9)%
Life Vision Aggressive Growth Fund

Equity Funds	96.7%
Money Market Funds	2.3%
Exchange Traded Funds	1.0%
Life Vision Conservative Fund

Fixed Income Funds	76.2%
Equity Funds	21.3%
Money Market Funds	2.3%
Exchange Traded Funds	0.2%
Life Vision Growth and Income Fund

Equity Funds	68.1%
Fixed Income Funds	29.3%
Money Market Funds	1.9%
Exchange Traded Funds	0.7%
Life Vision Moderate Growth Fund

Equity Funds	48.8%
Fixed Income Funds	48.3%
Money Market Funds	2.4%
Exchange Traded Funds	0.5%
Portfolio composition is subject to change.

5

INDUSTRY ALLOCATION (As a percentage of Total Investments)
RIDGEWORTH FUNDS September 30, 2008
(Unaudited)
Life Vision Target Date 2015 Fund

Equity Funds	58.5%
Fixed Income Funds	38.7%
Money Market Funds	2.2%
Exchange Traded Funds	0.6%
Life Vision Target Date 2025 Fund

Equity Funds	75.1%
Fixed Income Funds	21.4%
Money Market Funds	2.7%
Exchange Traded Funds	0.8%
Life Vision Target Date 2035 Fund

Equity Funds	85.6%
Fixed Income Funds	10.8%
Money Market Funds	2.7%
Exchange Traded Funds	0.9%
Portfolio composition is subject to change.

6

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Aggressive Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.6%)
Consumer Discretionary (14.9%)
Amazon.com, Inc.*(a)	44,000	3,202
Best Buy Co., Inc.(a)	65,100	2,441
Blue Nile, Inc.*	124,100	5,320
Coach, Inc.*(a)	152,800	3,826
eBay, Inc.*	210,000	4,700
Focus Media Holding Ltd., ADR*	122,200	3,484
Life Time Fitness, Inc.*	110,100	3,443
Monster Worldwide, Inc.*(a)	118,200	1,762
Nordstrom, Inc.	119,400	3,441
Urban Outfitters, Inc.*(a)	71,700	2,285
VistaPrint Ltd.*	175,800	5,773

		39,677

Financials (15.1%)
Alliance Data Systems Corp.*(a)	143,900	9,120
BlackRock, Inc.(a)	63,400	12,331
Euronet Worldwide, Inc.*	237,100	3,967
Greenhill & Co., Inc.	35,100	2,589
Huron Consulting Group, Inc.*	69,100	3,937
IntercontinentalExchange, Inc.*	8,700	702
MSCI, Inc., Cl A*	76,000	1,824
Portfolio Recovery Associates, Inc.*	114,600	5,573

		40,043

Health Care (24.1%)
Alcon, Inc.	18,200	2,939
ArthroCare Corp.*	94,900	2,631
Celgene Corp.*(a)	96,600	6,113
Covance, Inc.*	53,000	4,686
Genentech, Inc.*	85,600	7,591
Gilead Sciences, Inc.*	283,100	12,904
Hologic, Inc.*	265,100	5,124
IDEXX Laboratories, Inc.*	70,500	3,863
Intuitive Surgical, Inc.*	18,400	4,434
Psychiatric Solutions, Inc.*	269,500	10,228
United Therapeutics Corp.*	12,600	1,325
VCA Antech, Inc.*	74,200	2,187

		64,025

Industrials (4.5%)
First Solar, Inc.*	62,700	11,845

Information Technology (34.6%)
Apple, Inc.*	114,500	13,015
Baidu.com, Inc., ADR*(a)	11,000	2,730
Cisco Systems, Inc.*	313,000	7,061
Cognizant Technology Solutions Corp., Cl A*(a)	420,600	9,602
Energy Conversion Devices, Inc.*	86,200	5,021
F5 Networks, Inc.*	245,800	5,747
Google, Inc., Cl A*	29,200	11,695
IHS, Inc., Cl A*(a)	27,300	1,301
MEMC Electronic Materials, Inc.*	170,000	4,804
Paychex, Inc.(a)	156,000	5,153
QUALCOMM, Inc.	297,200	12,771
Starent Networks Corp.*	153,400	1,985
SunPower Corp., Cl A*	156,000	11,065

		91,950

Telecommunication Services (6.4%)
American Tower Corp., Cl A*	162,500	5,845
NII Holdings, Inc.*	198,200	7,516
tw telecom, Inc.*	350,100	3,637

		16,998

Total Common Stocks		264,538

Short-Term Investment (16.3%)
Credit Suisse Enhanced Liquidity Fund(b)	43,313,750	43,314

Total Short-Term Investment		43,314

Money Market Fund (0.7%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	1,810,864	1,811

Total Money Market Fund		1,811

Total Investments (Cost $294,289)(d) — 116.6%		309,663
Liabilities in excess of other assets — (16.6)%		(43,998)

Net Assets — 100.0%		$265,665

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $45,083.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Emerging Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (95.4%)
Consumer Discretionary (19.2%)
Blue Nile, Inc.*	89,700	3,845
Coach, Inc.*	64,800	1,622
Focus Media Holding Ltd., ADR*	129,800	3,701
Hill International, Inc.*	151,600	2,100
KB Home(a)	91,600	1,803
Life Time Fitness, Inc.*	51,100	1,598
Lululemon Athletica, Inc.*	56,000	1,290
Nordstrom, Inc.	112,600	3,245
VistaPrint Ltd.*	132,100	4,338

		23,542

Energy (0.4%)
Ormat Technologies, Inc.(a)	12,800	465

Financials (20.4%)
Alliance Data Systems Corp.*(a)	78,400	4,969
BlackRock, Inc.(a)	24,800	4,824
eHealth, Inc.*(a)	81,000	1,296
Euronet Worldwide, Inc.*	168,600	2,821
Greenhill & Co., Inc.	33,700	2,485
Huron Consulting Group, Inc.*	30,700	1,749
IntercontinentalExchange, Inc.*(a)	21,000	1,694
MSCI, Inc., Cl A*	43,700	1,049
Portfolio Recovery Associates, Inc.*	68,800	3,346
Stifel Financial Corp.*	13,900	694

		24,927

Health Care (18.9%)
Amylin Pharmaceuticals, Inc.*(a)	30,100	609
ArthroCare Corp.*	72,400	2,007
AspenBio Pharma, Inc.*(a)	185,400	1,157
HMS Holdings Corp.*	126,000	3,019
Hologic, Inc.*	211,300	4,084
IDEXX Laboratories, Inc.*	32,100	1,759
Illumina, Inc.*(a)	32,200	1,305
Insulet Corp.*(a)	51,500	717
Intuitive Surgical, Inc.*	9,000	2,169
Psychiatric Solutions, Inc.*	128,000	4,857
United Therapeutics Corp.*	14,100	1,483

		23,166

Industrials (5.9%)
First Solar, Inc.*	22,700	4,288
Itron, Inc.*	33,500	2,966

		7,254

Information Technology (25.6%)
Baidu.com, Inc. ADR*	9,800	2,433
Cognizant Technology Solutions Corp., Cl A*(a)	161,200	3,680
Data Domain, Inc.*(a)	90,000	2,004
Energy Conversion Devices, Inc.*	55,400	3,227
F5 Networks, Inc.*	173,700	4,061
IHS, Inc., Cl A*	62,500	2,978
MEMC Electronic Materials, Inc.*	102,100	2,886
Omniture, Inc.*	151,200	2,776
Starent Networks Corp.*	177,500	2,297
SunPower Corp., Cl A*	70,200	4,979

		31,321

Telecommunication Services (5.0%)
NII Holdings, Inc.*	68,400	2,594
SBA Communications Corp., Cl A*(a)	72,800	1,883
tw telecom, Inc.*	154,400	1,604

		6,081

Total Common Stocks		116,756

Short-Term Investment (16.6%)
Credit Suisse Enhanced Liquidity Fund(b)	20,298,375	20,298

Total Short-Term Investment		20,298

Money Market Fund (4.2%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	5,185,020	5,185

Total Money Market Fund		5,185

Total Investments (Cost $149,729)(d) — 116.2%		142,239
Liabilities in excess of other assets — (16.2)%		(19,882)

Net Assets — 100.0%		$122,357

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $20,696.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

See Notes to Financial Statements.

8

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (131.2%)
Common Stocks (2.6%)
AbitibiBowater, Inc.*	163,700	633
ACE Ltd.	18,600	1,007
Innospec, Inc.	26,021	314
Virgin Media, Inc.	58,100	459

Total Common Stocks		2,413

Foreign Common Stocks (127.5%)
Australia (3.5%)
BlueScope Steel Ltd.	94,858	559
Crown Ltd.	35,000	243
CSL Ltd.	20,060	608
Fortescue Metals Group Ltd.*	81,600	310
Incitec Pivot Ltd.*	77,760	312
Mount Gibson Iron Ltd.*	99,300	132
Panoramic Resources Ltd.	52,800	62
Seven Network, Ltd.	49,900	256
Straits Resources Ltd.	22,400	44
Woodside Petroleum Ltd.	5,976	241
Woolworths Ltd.	18,725	412

		3,179

Austria (0.8%)
OMV AG	5,300	223
voestalpine AG	16,900	528

		751

Belgium (2.8%)
Cofinimmo	2,800	489
Colruyt SA	3,480	873
Euronav SA	11,520	319
NV Bekaert SA	3,200	427
Umicore	13,900	429

		2,537

Bermuda (1.1%)
Aquarius Platinum Ltd.	50,300	253
Platinum Underwriters Holdings Ltd.	22,095	784

		1,037

Brazil (5.0%)
Banco Itau Holding Financeira SA ADR	39,700	695
Braskem SA SP ADR	82,800	906
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR	5,900	206
Companhia de Bebidas das Americas ADR	8,300	453
Petroleo Brasileiro SA ADR	19,300	848
Tele Norte Leste Participacoes SA ADR	25,600	447
Unibanco- Uniao de Bancos Brasileiros SA GDR	9,200	929

		4,484

Canada (6.0%)
ACE Aviation Holdings, Inc., Cl A	14,700	109
Agrium, Inc.	10,500	589
Fording Canadian Coal Trust	10,100	838
Gerdau Ameristeel Corp.	59,505	586
Lundin Mining Corp.*	85,900	261
Lundin Mining Corp.*	28,600	85
North American Palladium Ltd.*	59,000	125
NOVA Chemicals Corp.	20,100	454
Potash Corp. of Saskatchewan, Inc.	2,800	370
Research In Motion Ltd.*	5,000	341
Royal Bank of Canada	10,700	510
Suncor Energy, Inc.	21,200	896
Teck Cominco Ltd., Cl B	10,100	294

		5,458

China (2.2%)
China COSCO Holdings Co. Ltd., Cl H	443,638	393
China Medical Technologies, Inc. SP ADR	7,400	241
China Merchants Bank Co. Ltd., Ser H	317,000	766
China Telecom Corp. Ltd. ADR	12,700	519

		1,919

Denmark (1.5%)
East Asiatic Co. Ltd. A/S	8,800	370
Novo Nordisk A/S, Cl B	18,700	970

		1,340

Finland (2.0%)
Nokia Corp., Cl A	35,000	653
Outokumpu Oyj	21,800	347
Rautaruukki Oyj	19,700	394
Sampo PLC, Cl A	19,700	448

		1,842

France (8.8%)
Air France-KLM	21,000	481
AXA ADR	14,300	468
BNP Paribas	16,000	1,527
Bouygues SA	9,400	426
Etablissements Maurel et Prom	26,700	427
Natixis	114,300	383
Nexity	14,200	227

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
France—continued

Sanofi-Aventis ADR	14,800	486
Total SA	13,900	844
Unibail-Rodamco	2,140	433
Valeo SA	26,500	802
Vallourec SA	4,540	979
Vivendi	14,700	461

		7,944

Germany (17.2%)
Aixtron AG	16,100	96
Arcandor AG*	171,300	567
BASF SE	27,200	1,313
BASF SE SP ADR	800	38
Bilfinger Berger AG	14,444	759
Commerzbank AG	16,200	250
Daimler AG	17,800	899
Daimler AG	8,700	439
Demag Cranes AG	9,100	362
Deutsche Bank AG	6,200	454
Deutsche Boerse AG	8,300	769
E.ON AG	15,900	807
Fraport AG	4,600	273
Hannover Rueckversicherung AG	15,900	572
Hochtief AG	7,600	365
K+S AG	5,700	406
Kloeckner & Co. SE	30,700	732
Lanxess	15,300	421
MAN AG	10,100	687
Muenchener Rueckversicherungs-Gesellschaft AG	6,900	1,044
Norddeutsche Affinerie AG	9,400	401
Praktiker Bau-und Heimwerkermaerkte Holding AG, Cl A	17,055	162
RWE AG	5,200	499
Salzgitter AG	9,200	948
SAP AG	11,200	596
Siemens AG	4,900	461
Stada Arzneimittel AG	9,800	396
Suedzucker AG	26,100	378
ThyssenKrupp AG	13,400	409

		15,503

Greece (2.8%)
Alpha Bank A.E.	12,300	268
Coca-Cola Hellenic Bottling Co. SA	21,900	478
DryShips, Inc.	11,300	401
Excel Maritime Carriers Ltd.	16,000	239
Navios Maritime Holdings, Inc.	84,500	432
OPAP SA	15,500	475
Paragon Shipping, Inc., Cl A	25,100	214

		2,507

Hong Kong (1.0%)
Yue Yuen Industrial (Holdings) Ltd.	323,000	882

India (0.4%)
Infosys Technologies Ltd. SP ADR	11,100	370

Ireland (0.5%)
Bank of Ireland SP ADR	18,200	413

Italy (1.3%)
Mediobanca SpA	28,500	387
Pirelli & C. Real Estate SpA	8,733	110
Unione di Banche Italiane Scpa	32,100	703

		1,200

Japan (17.8%)
ACOM Co. Ltd.	14,600	499
Aiful Corp.	44,150	342
Asahi Pretec Corp.	5,200	101
Canon, Inc.	9,100	345
Canon, Inc. SP ADR	15,400	581
Credit Saison Co. Ltd.	6,700	110
Daiei, Inc. (The)*	33,050	177
Daihatsu Motor Co. Ltd.	105,000	1,150
FamilyMart Co. Ltd.	11,900	504
GS Yuasa Corp.	85,000	302
Hitachi Chemical Co. Ltd.	32,700	439
Hitachi Ltd.	129,000	871
Hosiden Corp.	27,000	389
Ines Corp.	3,500	14
Itochu Techno-Solutions Corp.	65,000	392
JFE Holdings, Inc.	12,800	397
Marubeni Corp.	211,000	957
Mediceo Paltac Holdings Co. Ltd.	37,200	455
Millea Holdings, Inc.	6,800	250
Mitsubishi Heavy Industries Ltd.	229,000	995
Mitsubishi UFJ Financial Group, Inc.	11,900	104
Mitsui & Co. Ltd.	66,000	819
Nabtesco Corp.	55,000	443
Nippon Denko Co. Ltd.	155,000	971
Nippon Meat Packers, Inc.	74,000	1,122
Nippon Steel Corp.	41,000	155
Nisshin Steel Co. Ltd.	48,000	93
Nitto Denko Corp.	19,400	494
Promise Co. Ltd.	32,150	622
Shimano, Inc.	900	31
Sony Corp.	13,700	422
Suzuken Co. Ltd.	6,500	197
Takeda Pharmaceutical Co. Ltd.	11,500	579

See Notes to Financial Statements.

10

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Japan—continued

Toho Zinc Co. Ltd	65,000	177
Yamada Denki Co. Ltd.	7,620	578

		16,077

Luxembourg (0.8%)
Ternium SA SP ADR	42,700	753

Netherlands (2.6%)
Chicago Bridge & Iron Co. NV	25,200	485
CNH Global NV	11,600	256
Koninklijke Ahold NV	43,000	497
Koninklijke Philips Electronics NV	16,500	449
TPG NV	14,500	402
VastNed Retail NV	3,400	239

		2,328

Norway (3.3%)
DnB NOR ASA	40,300	313
Norske Skogindustrier ASA	133,300	902
Renewable Energy Corp. ASA*	26,100	484
Telenor ASA	36,300	452
Yara International ASA	23,400	833

		2,984

Portugal (1.2%)
Jeronimo Martins SGPS SA	96,200	821
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	31,800	235

		1,056

Singapore (0.3%)
Wilmar International Ltd.	140,000	248

South Africa (1.3%)
Barloworld Ltd.	54,200	425
Remgro Ltd.	21,200	491
Sappi, Ltd.	31,000	305

		1,221

Spain (1.6%)
Banco Santander Central Hispano SA	69,600	1,044
Iberdrola SA	39,300	399

		1,443

Sweden (5.7%)
Atlas Copco AB, Cl B	54,400	550
Axfood AB	12,800	348
Hexagon AB, Cl B	25,900	297
PA Resources AB*	29,800	155
Saab AB, Cl B	34,000	524
Scania AB	37,700	464
Securitas AB, Cl B	58,800	662
Svenska Handelsbanken AB, Cl A	45,000	1,008
Tele2 AB, Cl B	32,200	368
TeliaSonera AB	140,000	796

		5,172

Switzerland (6.2%)
Kuoni Reisen Holding AG	550	212
Nestle SA	22,910	990
Novartis AG ADR	38,500	2,034
PSP Swiss Property AG	5,768	336
STMicroelectronics NV	85,500	867
Swiss Life Holding AG	2,070	301
Zurich Financial Services AG	2,990	828

		5,568

United Kingdom (29.8%)
Associated British Foods PLC	39,200	497
AstraZeneca PLC SP ADR	22,000	965
Beazley Group PLC	144,200	308
BP PLC SP ADR	19,900	998
Brit Insurance Holdings PLC	185,300	606
Britvic PLC	222,300	809
Cadbury PLC SP ADR	32,400	1,326
Compass Group PLC	62,100	385
Davis Service Group PLC (The)	71,500	345
Diageo PLC ADR	9,900	682
Electrocomponents PLC	137,564	407
Enterprise Inns PLC	140,000	452
GAME Group PLC	147,900	544
GlaxoSmithKline PLC SP ADR	33,400	1,452
Go-Ahead Group PLC	13,800	410
Greggs PLC	6,600	373
HSBC Holdings PLC SP ADR	6,400	517
ICAP PLC	67,600	436
IMI PLC	66,000	445
International Power PLC	75,800	490
Johnson Matthey PLC	36,300	883
Kazakhmys PLC	68,400	718
Lloyds TSB Group PLC	94,000	378
Man Group PLC	169,000	1,033
Marks & Spencer Group PLC	112,700	412
Misys PLC	257,800	568
Mondi PLC	100,400	468
National Grid PLC	38,400	487
Punch Taverns PLC	91,000	223
Reckitt Benckiser Group PLC	15,000	727
Royal Dutch Shell PLC ADR	15,000	885
RSA Insurance Group PLC	187,300	501
Standard Chartered PLC	38,500	947
Tesco PLC	153,400	1,067

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
United Kingdom—continued

Thomson Reuters PLC	11,100	248
Tullett Prebon PLC	78,200	385
Unilever PLC SP ADR	32,800	892
United Utilities Group PLC	115,900	1,439
Vodafone Group PLC SP ADR	51,700	1,143
Weir Group PLC (The)	24,100	265
William Morrison Supermarkets PLC	94,900	441
Xstrata PLC	11,000	343

		26,900

Total Foreign Common Stocks		115,116

Foreign Preferred Stocks (0.3%)
ProSiebenSat.1 Media AG, 0.840%	36,200	240

Total Foreign Preferred Stocks		240

Short-Term Investment (0.8%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	702,033	702

Total Short-Term Investment		702

Total Investments — 131.2%
Total Long Positions (Cost $149,654)(a)		118,471

Liabilities in excess of other assets — (3.4)%		(3,117)
Short Positions (see summary below) (27.8)%		(25,079)

Net Assets — 100.0%		$90,275

Short Positions ((27.8)%)
Foreign Common Stocks Sold Short ((27.8)%)
Australia ((0.6)%)
Cochlear Ltd.	(10,500)	(503)
Sino Gold Mining Ltd.*	(3,092)	(10)

		(513)

Bahamas ((0.4)%)
Ultrapetrol Bahamas Ltd.*	(46,700)	(367)

Belgium ((1.2)%)
Solvay SA	(8,500)	(1,043)

Bermuda ((1.1)%)
Seadrill Ltd.	(22,200)	(460)
VistaPrint Ltd.*	(16,500)	(542)

		(1,002)

Brazil ((0.5)%)
Companhia Vale do Rio Doce ADR	(21,300)	(408)

Canada ((1.8)%)
Agnico-Eagle Mines Ltd.	(7,800)	(429)
Canadian National Railway Co.	(5,600)	(268)
Gammon Gold, Inc.*	(34,000)	(252)
Gildan Activewear, Inc.	(14,900)	(331)
Yamana Gold, Inc.	(44,700)	(368)

		(1,648)

China ((0.3)%)
Aluminum Corp. of China Ltd. ADR	(16,600)	(251)

Denmark ((0.9)%)
Carlsberg A/S, Cl B	(10,700)	(816)

France ((3.2)%)
Bourbon SA	(5,300)	(264)
Christian Dior SA	(6,600)	(501)
Compagnie Generale de Geophysique-Veritas SP ADR*	(27,600)	(877)
EDF Energies Nouvelles SA	(5,631)	(281)
Essilor International SA	(10,200)	(509)
Ingenico SA	(17,600)	(442)

		(2,874)

Germany ((1.4)%)
Premiere AG*	(37,400)	(504)
SolarWorld AG	(6,400)	(279)
Symrise AG	(29,800)	(494)

		(1,277)

Israel ((0.3)%)
Ceragon Networks Ltd.*	(32,700)	(242)

Italy ((0.3)%)
Luxottica Group SpA SP ADR	(10,400)	(239)

Japan ((5.0)%)
Ajinomoto Co., Inc.	(71,000)	(678)
CHIYODA Corp.	(17,000)	(126)
Honda Motor Co. Ltd. SP ADR	(15,500)	(467)
Kansai Paint Co. Ltd.	(45,000)	(279)
Murata Manufacturing Co. Ltd.	(13,100)	(529)
NGK Spark Plug Co. Ltd.	(41,000)	(399)
SECOM Co. Ltd.	(8,300)	(346)
Teijin Ltd.	(31,000)	(93)
Tokyo Electron Ltd.	(7,800)	(353)
Tokyu Corp.	(76,000)	(363)
Yamaha Corp.	(25,300)	(431)
Yamaha Motor Co. Ltd.	(36,600)	(500)

		(4,564)

Jersey ((0.3)%)
Randgold Resources Ltd. ADR	(5,700)	(234)

See Notes to Financial Statements.

12

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity 130/30 Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Mexico ((1.6)%)
Grupo Aeroportuario del Pacifico SA de CV ADR	(37,100)	(948)
Telefonos de Mexico SAB de CV	(20,500)	(528)

		(1,476)

Netherlands ((0.8)%)
Randstad Holding NV	(27,900)	(733)

Peru ((0.6)%)
Compania de Minas Buenaventura SA ADR	(25,000)	(587)

Portugal ((0.5)%)
Brisa	(48,000)	(477)

South Africa ((0.4)%)
Harmony Gold Mining Co. Ltd. SP ADR*	(35,300)	(342)

Sweden ((1.8)%)
Electrolux AB, Ser B	(47,100)	(551)
Holmen AB	(34,200)	(1,113)

		(1,664)

Switzerland ((3.4)%)
Givaudan SA	(782)	(653)
Lindt & Spruengli AG	(110)	(268)
Nobel Biocare Holding AG	(13,600)	(455)
Straumann Holdings AG	(3,170)	(879)
Swatch Group AG (The)	(11,200)	(375)
Syngenta AG ADR	(10,200)	(432)

		(3,062)

United Kingdom ((1.4)%)
BHP Billiton PLC ADR	(7,900)	(363)
Imperial Energy Corp. PLC*	(15,900)	(291)
Inmarsat PLC	(34,000)	(297)
John Wood Group PLC	(50,910)	(309)

		(1,260)

Total Foreign Common Stocks Sold Short		(25,079)

Total Investment Securities Sold Short (Proceeds $28,636)		(25,079)

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The investment concentrations for the International Equity 130/30 Fund as a percentage of net assets, by industry, as of September 30, 2008, were as follows:

Consumer Discretionary	14.9%
Consumer Staples	13.6
Energy	6.5
Financials	26.2
Health Care	9.2
Industrials	22.2
Information Technology	6.8
Insurance	1.4
Materials	18.3
Promissory Note	0.8
Telecommunication Services	4.7
Transportation	2.0
Utilities	4.5

See Notes to Financial Statements.

13

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Foreign Common Stocks (97.1%)
Australia (5.0%)
BHP Billiton Ltd.	366,891	9,489
Centennial Coal Co. Ltd.(a)	2,403,896	7,113
Downer EDI Ltd.	634,469	3,231
ING Industrial Fund(a)	4,905,945	6,214
Macquarie Infrastructure Group(a)	2,736,495	5,187
National Australia Bank Ltd.	375,925	7,585

		38,819

Bahrain (0.0%)
Gulf Finance House SP GDR	11,782	288

Belgium (2.0%)
Delhaize Group	74,874	4,349
Fortis(a)	866,146	5,350
InBev NV	96,360	5,732

		15,431

Brazil (1.7%)
Banco do Brasil SA	402,300	4,732
Petroleo Brasileiro SA ADR	129,004	5,670
Redecard SA	206,446	2,700

		13,102

Canada (0.9%)
Research In Motion Ltd.*	96,718	6,606

France (12.7%)
BNP Paribas	78,516	7,494
France Telecom SA	426,244	11,954
GDF SUEZ	189,483	9,857
PSA Peugeot Citroen SA	119,150	4,484
Publicis Groupe(a)	206,690	6,509
Sanofi-Aventis	131,391	8,637
Societe Generale	116,009	10,419
Total SA	303,552	18,438
UbiSoft Entertainment SA*(a)	53,154	3,697
Vinci SA	111,923	5,273
Vivendi(a)	334,958	10,500

		97,262

Germany (8.4%)
Adidas AG	81,144	4,342
Allianz SE	96,363	13,275
BASF SE	169,116	8,162
E.ON AG	256,838	13,043
Linde AG	79,017	8,461
MAN AG	67,656	4,602
Siemens AG(a)	112,066	10,539
Volkswagen AG(a)	6,040	2,372

		64,796

Hong Kong (4.4%)
China Mobile Ltd. SP ADR(a)	116,456	5,832
CITIC International Financial Holdings Ltd.*	9,388,000	6,214
Industrial & Commercial Bank of China Ltd.	3,321,000	6,045
Industrial & Commercial Bank of China Ltd.	14,791,760	8,940
Wharf Holdings Ltd. (The)	2,402,500	6,864

		33,895

Indonesia (0.8%)
PT United Tractors Tbk	5,978,928	5,898

Italy (2.0%)
Enel SpA	997,409	8,325
UniCredito Italiano SpA	1,958,588	7,323

		15,648

Japan (16.1%)
Aisin Seiki Co. Ltd.(a)	214,100	5,244
Asahi Kasei Corp.(a)	999,000	4,204
Daiichi Sankyo Co. Ltd.	194,400	5,010
DENSO Corp.	288,600	7,080
East Japan Railway Co.	2,959	22,070
Electric Power Development Co. Ltd.	107,500	3,472
Futaba Industrial Co. Ltd.(a)	410,231	5,103
Itochu Techno-Solutions Corp.(a)	1,461,000	8,803
Mitsubishi UFJ Financial Group, Inc. ADR	375,344	3,281
Mizuho Financial Group, Inc.	1,890	8,266
Nintendo Co. Ltd.	36,200	15,357
Nippon Telegraph & Telephone Corp.	1,661	7,415
Nomura Real Estate Office Fund, Inc. REIT	296	2,023
ORIX Corp.	48,340	6,053
ORIX JREIT, Inc. REIT	492	2,525
Sumitomo Corp.	793,600	7,400
Sumitomo Mitsui Financial Group, Inc.	771	4,835
Takata Corp.(a)	217,200	3,000
Yamatake Corp.	159,700	2,572

		123,713

Luxembourg (0.6%)
ArcelorMittal(a)	91,005	4,494

Netherlands (2.4%)
ING Groep NV	353,033	7,567
Koninklijke DSM NV	63,638	3,010
Royal Philips Electronics NV	299,563	8,127

		18,704

See Notes to Financial Statements.

14

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Norway (1.4%)
Statoil ASA	442,309	10,516

Russian Federation (0.9%)
Gazprom ADR	233,817	7,318

Singapore (2.3%)
Ascendas Real Estate Investment
Trust REIT	1,552,000	2,051
CapitaCommercial Trust	2,193,000	2,039
SMRT Corp. Ltd.	2,265,000	3,150
United Overseas Bank Ltd.	411,000	4,915
Venture Corp. Ltd.(a)	978,000	5,322

		17,477

South Africa (0.8%)
MTN Group Ltd.	411,642	5,818

Spain (2.2%)
Telefonica SA	696,313	16,554

Sweden (1.0%)
Alfa Laval AB	386,825	4,004
H&M Hennes & Mauritz AB(a)	95,067	3,894

		7,898

Switzerland (10.0%)
ABB Ltd.	346,774	6,722
Nestle SA	478,935	20,704
Novartis AG(a)	338,423	17,822
Roche Holding AG(a)	103,878	16,265
UBS AG*	215,770	3,785
UBS AG*	687,064	11,747

		77,045

United Kingdom (21.5%)
Anglo American PLC	112,345	3,794
AstraZeneca PLC	160,806	7,036
AstraZeneca PLC SP ADR(a)	94,614	4,152
Aviva PLC	710,268	6,177
BAE Systems PLC	1,344,623	9,911
Barclays PLC	2,625,870	15,599
BHP Billiton PLC	274,492	6,217
British American Tobacco PLC	323,617	10,564
British Land Co. PLC (The)	491,868	6,634
G4S PLC	1,765,025	6,382
GAME Group PLC	1,100,063	4,050
HSBC Holdings PLC	1,433,564	23,188
Prudential PLC	607,960	5,542
Royal Bank of Scotland Group PLC (The)	3,329,971	10,741
Royal Bank of Scotland Group PLC SP ADR(a)	1,899,152	6,077
Royal Dutch Shell PLC ADR(a)	130,905	7,725
Royal Dutch Shell PLC, Cl A	341,341	9,857
Royal Dutch Shell PLC, Cl B	365,559	10,268
SABMiller PLC	246,486	4,812
William Morrison Supermarkets PLC	1,380,824	6,420

		165,146

Total Foreign Common Stocks		746,428

Exchange Traded Funds (1.3%)
United States (1.3%)
iShares MSCI EAFE Index Fund	134,221	7,557
iShares MSCI Japan Index Fund	193,890	2,067

Total Exchange Traded Funds		9,624

Short-Term Investments (10.1%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	6,885,485	6,885
Credit Suisse Enhanced Liquidity Fund(b)	71,043,115	71,043

Total Short-Term Investments		77,928

Total Investments (Cost $973,696)(c) — 108.5%		833,980
Liabilities in excess of other assets — (8.5)%		(65,447)

Net Assets — 100.0%		$768,533

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $69,004.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Represents cost for financial reporting purposes.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of September 30, 2008, were as follows:

Consumer Discretionary	8.8%
Consumer Staples	6.8
Energy	9.5
Exchange Traded Funds	1.3
Financials	29.5
Health Care	7.7
Industrials	12.2
Information Technology	4.8
Materials	7.8
Short-Term Investments	10.1
Telecommunication Services	5.5
Utilities	4.5

See Notes to Financial Statements.

15

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Fund — concluded

At September 30, 2008 the Fund’s foreign currency exchange contracts were as follows:

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)

Long:
Japanese Yen	10/06/08	449,398	4,236	4,229	(7)

Total Long Contracts			$4,236	$4,229	$(7)

See Notes to Financial Statements.

16

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount($)	Value($)
Foreign Common Stocks (96.7%)
Australia (4.0%)
AGL Energy Ltd.	24,937	275
Alumina Ltd.(a)	57,978	146
Amcor Ltd.	51,839	228
AMP Ltd.	85,170	484
Aristocrat Leisure Ltd.	20,696	108
Asciano Group	33,086	86
ASX Ltd.	8,933	220
Australia & New Zealand Banking Group Ltd.	82,968	1,281
AXA Asia Pacific Holdings Ltd.	50,137	206
BHP Billiton Ltd.	144,978	3,749
BlueScope Steel Ltd.	36,838	217
Boral Ltd.(a)	34,210	170
Brambles Ltd.	70,098	437
Coca-Cola Amatil Ltd.	30,893	206
Commonwealth Bank of Australia	57,236	2,017
Computershare Ltd.(a)	29,301	221
CSL Ltd.	25,576	775
CSR Ltd.	62,862	126
Fairfax Media Ltd.(a)	68,627	147
Fortescue Metals Group Ltd.*(a)	59,339	226
Foster’s Group Ltd.	102,545	458
GPT Group	117,428	172
Incitec Pivot Ltd.*	46,880	188
Insurance Australia Group Ltd.	97,930	325
Leighton Holdings Ltd.(a)	6,698	206
Lend Lease Corp. Ltd.	21,880	161
Lion Nathan Ltd.	16,901	127
Macquarie Goodman Group(a)	81,672	165
Macquarie Group Ltd.(a)	13,657	420
Macquarie Infrastructure Group(a)	131,898	250
Mirvac Group Ltd. REIT	57,958	118
National Australia Bank Ltd.	70,519	1,423
Newcrest Mining Ltd.	21,714	451
OneSteel Ltd.	43,470	161
Orica Ltd.	15,423	260
Origin Energy Ltd.	41,524	537
OZ Minerals Ltd.	89,430	113
Perpetual Ltd.(a)	2,570	99
QBE Insurance Group Ltd.	39,514	852
Rio Tinto Group Ltd.(a)	12,451	839
Santos Ltd.	29,298	448
Sims Group Ltd.	7,990	194
Sonic Healthcare Ltd.	16,383	174
St. George Bank Ltd.	26,572	627
Stockland Trust Group	84,853	381
Suncorp-Metway Ltd.	43,026	327
TABCORP Holdings Ltd.(a)	30,196	198
Telstra Corp. Ltd.	158,173	531
Toll Holdings Ltd.	30,929	175
Transurban Group	57,791	265
Virgin Blue Holdings Ltd.*(a)	32,048	8
Wesfarmers Ltd.(a)	28,221	656
Wesfarmers Ltd. PPS	6,869	158
Westfield Group REIT	79,318	1,086
Westpac Banking Corp.	84,997	1,506
Woodside Petroleum Ltd.	21,812	880
Woolworths Ltd.	53,389	1,176
WorleyParsons Ltd.	8,516	211

		27,651

Austria (1.2%)
Andritz AG	7,281	314
Atrium European Real Estate*	57,120	430
Erste Group Bank AG(a)	32,405	1,613
IMMOEAST AG*	75,160	190
Immofinanz Immobilien Anlagen AG(a)	81,384	288
Oesterreichische Elektrizitaeswirtschafts AG	13,813	850
OMV AG	28,539	1,203
Raiffeisen International Bank-Holding AG(a)	9,651	697
RHI AG*	2,808	102
Strabag SE	8,848	394
Telekom Austria AG	60,445	1,063
Vienna Insurance Group	6,911	345
voestalpine AG	20,636	645
Wienerberger AG(a)	15,191	412

		8,546

Belgium (1.6%)
Belgacom	20,905	787
Colruyt SA	2,154	541
Compagnie Nationale a Portefeuille	5,502	364
Delhaize Group	12,112	703
Dexia SA(a)	63,622	695
Fortis	246,479	1,523
Groupe Bruxelles Lambert SA	9,571	826
InBev NV	22,722	1,352
KBC Ancora	4,198	277
KBC Bank & Insurance Holding Co. NV	19,086	1,660
Mobistar SA	4,467	314
Solvay SA(a)	7,049	865
UCB SA	14,002	497
Umicore	15,467	478

		10,882

See Notes to Financial Statements.

17

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Bermuda (0.1%)
Invesco Ltd.	18,894	395

Cyprus (0.0%)
Prosafe Production Public Ltd.*	12,682	30
Prosafe SE	12,682	70

		100

Denmark (1.3%)
A.P. Moller-Maersk A/S	108	940
A.P. Moller-Maersk A/S, Cl A	56	483
Carlsberg A/S, Cl B	6,999	534
Coloplast A/S, Cl B	2,857	212
Danisco A/S(a)	5,267	296
Danske Bank A/S	41,302	995
DSV A/S(a)	19,560	311
FLS Industries A/S	5,447	277
Jyske Bank A/S*	5,659	285
Novo Nordisk A/S, Cl B	43,819	2,272
Novozymes A/S, Cl B	4,526	403
Sydbank A/S	7,563	227
Topdanmark A/S*	1,740	249
Trygvesta A/S(a)	2,535	163
Vestas Wind Systems A/S*	18,074	1,578
William Demant Holding*(a)	3,342	150

		9,375

Finland (0.9%)
Cargotec Corp., Cl B	2,633	54
Fortum Corp.	20,905	701
Kone Oyj, Cl B	8,920	243
Metso Corp.	7,515	184
Neste Oil Oyj	7,434	155
Nokia Corp., Cl A	184,548	3,442
Nokian Renkaat Oyj	5,698	137
Outokumpu Oyj	6,474	103
Rautaruukki Oyj	4,722	94
Sampo PLC, Cl A	20,859	475
Stora Enso Oyj	33,960	332
UPM-Kymmene Corp.	25,971	405
Wartsila Corp.	4,539	191

		6,516

France (10.8%)
Accor	14,981	800
Aeroports De Paris	2,497	206
Air France-KLM	12,464	285
Air Liquide SA	19,229	2,113
Alcatel*	169,051	651
Alstom	15,271	1,159
Atos Origin SA	5,859	258
AXA ADR	106,241	3,477
BNP Paribas	57,451	5,483
Bouygues SA	17,525	794
Capgemini SA	10,627	502
Carrefour SA	45,271	2,135
Casino Guichard-Perrachon SA	3,479	310
Christian Dior SA	3,822	290
CNP Assurances SA	2,662	301
Compagnie de Saint-Gobain(a)	18,966	981
Compagnie Generale de Geophysique-Veritas*	9,896	314
Compagnie Generale des Etablissements Michelin, Cl B	10,445	676
Credit Agricole SA	45,259	872
Dassault Systemes SA	5,621	301
Eiffage SA	2,921	157
Electricite de France	13,965	1,010
Eramet	382	146
Essilor International SA	15,132	756
Eurazeo	2,230	188
European Aeronautic Defence & Space Co.(a)	26,940	460
France Telecom SA(a)	130,538	3,661
GDF SUEZ	84,649	4,403
Gecina SA	1,213	131
Groupe Danone	30,195	2,141
Hermes International(a)	5,240	852
ICADE	1,722	139
Imerys	2,566	147
Klepierre	6,754	264
L’Oreal SA(a)	17,105	1,678
Lafarge SA	10,436	1,099
Lagardere SCA	9,180	414
Legrand SA	6,936	156
LVMH Moet Hennessy Louis Vuitton SA	17,176	1,508
M6 Metropole Television	7,521	165
Natixis(a)	31,228	105
Neopost SA	3,144	296
PagesJaunes SA(a)	12,086	169
Pernod Ricard	12,071	1,063
Pinault-Printemps-Redoute SA	5,681	508
PSA Peugeot Citroen SA	11,760	443
Publicis Groupe	10,929	344
Renault SA	13,650	870
Safran SA(a)	16,272	285
Sanofi-Aventis	73,064	4,803
Schneider Electric SA(a)	15,306	1,314
SCOR SE	13,480	262
SES	22,900	474
Societe BIC	3,172	165
Societe Generale	32,965	2,961

See Notes to Financial Statements.

18

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
France—continued

Societe Television Francaise 1(a)	10,609	188
Sodexho Alliance SA	16,774	990
Suez Environnement SA*	18,542	456
Technip SA	7,556	425
Thales	8,458	427
Total SA	153,221	9,307
Unibail-Rodamco	5,964	1,207
Valeo SA	6,486	196
Vallourec SA	4,000	863
Veolia Environnement	27,247	1,121
Vinci SA	29,118	1,372
Vivendi	82,290	2,579
Wendel	2,411	192
Zodiac SA(a)	4,244	202

		74,970

Germany (14.0%)
Adidas AG	23,720	1,269
Allianz SE	50,265	6,925
Arcandor AG*(a)	11,677	39
BASF SE	106,271	5,129
Bayer AG(a)	85,138	6,249
Bayerische Motoren Werke AG	5,780	175
Bayerische Motoren Werke AG	36,856	1,435
Beiersdorf AG	10,236	650
Bilfinger Berger AG	4,646	244
Celesio AG	10,518	458
Commerzbank AG	70,646	1,088
Continental AG(a)	17,589	1,451
Daimler AG	102,775	5,189
Deutsche Bank AG(a)	56,127	4,075
Deutsche Boerse AG	22,625	2,095
Deutsche Lufthansa AG	28,423	560
Deutsche Post AG	95,058	1,994
Deutsche Postbank AG	9,580	373
Deutsche Telekom AG	315,477	4,793
E.ON AG	211,774	10,754
Fraport AG	4,639	275
Fresenius SE	3,296	242
GEA Group AG	17,382	344
Hamburger Hafen und Logistik AG	3,202	191
Hannover Rueckversicherung AG	6,975	251
HeidelbergCement AG	2,794	295
Henkel KGaA	14,435	442
Henkel KGaA. Vorzug	20,042	732
Hochtief AG	4,919	236
Hypo Real Estate Holding AG(a)	11,026	63
Infineon Technologies AG*	86,502	485
IVG Immobilien AG	14,040	137
K+S AG(a)	16,882	1,202
Linde AG	14,530	1,556
MAN AG	11,831	805
Merck KGaA	7,570	807
METRO AG	12,668	635
Muenchener Rueckversicherungs-Gesellschaft AG	23,010	3,482
Puma AG Rudolf Dassler Sport	792	218
Q-Cells AG*(a)	6,390	543
Rheinmetall AG	4,843	264
RWE AG	49,689	4,768
Salzgitter AG	4,776	492
SAP AG	97,693	5,198
Siemens AG	97,461	9,166
Solarworld AG(a)	9,716	424
ThyssenKrupp AG	40,630	1,239
TUI AG(a)	26,600	437
United Internet AG	15,557	169
Volkswagen AG(a)	16,495	6,476
Wacker Chemie AG	1,756	254

		96,773

Greece (1.3%)
Alpha Bank A.E	50,376	1,096
Coca-Cola Hellenic Bottling Co. SA	22,235	485
EFG Eurobank Ergasias SA	41,361	754
Hellenic Petroleum SA	21,165	225
Hellenic Telecommunications Organization SA	35,322	635
Marfin Investment Group SA	87,645	629
National Bank of Greece SA	62,781	2,544
OPAP SA	31,196	957
Piraeus Bank SA	43,025	896
Public Power Corp. SA	14,581	225
Titan Cement Co. SA	20,225	668

		9,114

Hong Kong (0.8%)
Bank of East Asia Ltd.(a)	52,715	166
BOC Hong Kong Holdings Ltd.	136,680	244
Cheung Kong (Holdings) Ltd.	51,667	585
CLP Holdings Ltd.	61,620	497
Esprit Holdings Ltd.	39,077	242
Foxconn International Holdings Ltd.*	78,906	35
Hang Lung Properties Ltd.	74,211	175
Hang Seng Bank Ltd.	28,275	534

See Notes to Financial Statements.

19

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Hong Kong—continued

Henderson Land Development Co. Ltd.	40,393	180
Hong Kong & China Gas Co. Ltd. (The)	147,531	337
Hong Kong Electric Holdings Ltd.	51,195	322
Hong Kong Exchanges & Clearing Ltd.(a)	37,669	464
Hutchison Whampoa Ltd.	78,983	607
Li & Fung Ltd.(a)	82,101	201
Link REIT (The)	80,471	167
New World Development Co. Ltd.	90,501	101
PCCW Ltd.	139,332	58
Sun Hung Kai Properties Ltd.	51,291	529
Swire Pacific Ltd.	30,531	268
Wharf Holdings Ltd. (The)	51,315	147

		5,859

Ireland (0.7%)
Allied Irish Banks PLC	72,002	592
Anglo Irish Bank Corp. PLC(a)	141,831	773
Bank of Ireland	35,605	198
Bank of Ireland	89,868	511
CRH PLC	44,903	950
Elan Corp. PLC*	57,816	612
Irish Life & Permanent PLC	11,213	79
Irish Life & Permanent PLC Dublin	25,350	178
Kerry Group PLC	18,201	533
Ryanair Holdings PLC*	43,545	139

		4,565

Italy (8.9%)
A2A SpA	302,658	772
Alleanza Assicurazioni SpA	66,890	615
Assicurazioni Generali SpA	169,387	5,622
Autogrill SpA	21,395	243
Autostrade SpA	43,359	893
Banca Carige SpA	132,525	438
Banca Intesa SpA	1,277,826	7,027
Banca Monte dei Paschi di Siena SpA(a)	343,221	854
Banca Popolare di Milano Scarl SpA	72,745	618
Banco Popolare Scarl	108,256	1,681
Bulgari SpA(a)	31,592	283
Enel SpA	700,619	5,848
Eni SpA	431,795	11,444
Fiat SpA	121,048	1,626
Finmeccanica SpA	52,890	1,146
Fondiaria-Sai SpA	12,436	293
IFI-Istituto Finanziario Industriale SpA*	13,297	147
IFIL Investments SpA	56,698	257
Intesa Sanpaolo	128,392	612
Italcementi SpA(a)	15,810	196
Italcementi SpA	20,688	195
Lottomatica SpA	12,759	334
Luxottica Group SpA(a)	24,372	561
Mediaset SpA(a)	131,396	834
MEDIOBANCA-Banca di Credito Finanziario SpA	81,483	1,106
Mediolanum SpA(a)	42,363	194
Parmalat SpA	600,908	1,418
Pirelli & C. SpA	549,513	324
Prysmian SpA	18,729	368
Saipem SpA	44,310	1,326
Snam Rete Gas SpA	132,675	802
Telecom Italia RNC SpA	951,745	1,079
Telecom Italia SpA(a)	1,663,129	2,475
Terna SpA	209,820	771
UniCredito Italiano SpA	1,867,835	6,983
Unione di Banche Italiane Scpa	103,122	2,259
Unipol Gruppo Finanziario SpA	118,653	255

		61,899

Japan (21.3%)
77 Bank Ltd.	28,183	142
Acom Co. Ltd.(a)	5,346	183
Advantest Corp.(a)	11,462	242
AEON Co. Ltd.	45,372	464
AEON Credit Service Co. Ltd.	9,582	98
Aiful Corp.(a)	8,358	65
Aisin Seiki Co. Ltd.	13,901	341
Ajinomoto Co., Inc.	50,727	484
All Nippon Airways Co. Ltd.(a)	60,757	216
Alps Electric Co. Ltd.	16,721	131
Amada Co. Ltd.	33,818	186
Asahi Breweries Ltd.	30,434	533
Asahi Glass Co. Ltd.	70,451	619
Asahi Kasei Corp.	83,605	352
Astellas Pharma, Inc.(a)	33,780	1,420
Bank of Kyoto Ltd. (The)(a)	24,424	249
Bank of Yokohama Ltd. (The)	91,120	451
Benesse Corp.	6,483	265
Bridgestone Corp.	41,800	791
Canon, Inc.	70,172	2,661
Casio Computer Co. Ltd.	22,168	208
Central Japan Railway Co.	102	962
Chiba Bank Ltd. (The)	59,182	310
Chubu Electric Power Co., Inc.	44,335	1,045

See Notes to Financial Statements.

20

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Japan—continued

Chugai Pharmaceutical Co. Ltd.	8,546	139
Chugoku Electric Power Co., Inc. (The)	21,228	435
Citizen Holdings Co. Ltd.	32,035	222
Credit Saison Co. Ltd.	13,246	218
CSK Corp.(a)	6,951	102
Dai Nippon Printing Co. Ltd.	45,087	608
Daiichi Sankyo Co. Ltd.	47,835	1,233
Daikin Industries Ltd.	18,316	618
Dainippon Ink & Chemicals, Inc.	59,182	112
Daito Trust Construction Co. Ltd.	7,235	269
Daiwa House Industry Co. Ltd.	37,573	359
Daiwa Securities Group, Inc.(a)	93,935	684
Denki Kagaku Kogyo Kabushiki Kaisha	39,453	104
DENSO Corp.	30,622	751
Dentsu, Inc.(a)	155	312
DOWA Mining Co. Ltd.	28,183	126
East Japan Railway Co.	225	1,678
Eisai Co. Ltd.(a)	18,225	712
Electric Power Development Co. Ltd.	10,354	334
Elpida Memory, Inc.*	8,079	152
FANUC Ltd.	12,682	954
Fast Retailing Co. Ltd.(a)	3,572	364
Fuji Electic Holdings Co. Ltd.	52,602	127
Fuji Photo Film Co. Ltd.(a)	32,502	838
Fujitsu Ltd.	127,753	718
Fukuoka Financial Group, Inc.	69,511	256
Furukawa Electric Co. Ltd. (The)	63,876	282
Gunma Bank Ltd. (The)	38,513	220
Hankyu Hanshin Holdings, Inc.	103,329	475
Hirose Electric Co. Ltd.	3,008	287
Hitachi Chemical Co. Ltd.	10,238	137
Hitachi Construction Machinery Co. Ltd.(a)	7,799	193
Hitachi Ltd.	224,507	1,516
Hokkaido Electric Power Co., Inc.	17,097	357
Hokuhoku Financial Group, Inc.	110,844	247
Hokuriku Electric Power Co.	14,277	344
Honda Motor Co. Ltd.(a)	110,188	3,343
Hoya Corp.(a)	28,839	572
Ibiden Co. Ltd.	9,862	240
Inpex Holdings, Inc.	59	501
Isetan Mitsukoshi Holdings Ltd.*(a)	26,959	316
Ishikawajima-Harima Heavy Industries Co. Ltd.(a)	123,058	193
Isuzu Motors Ltd.	90,180	251
Itochu Techno-Solutions Corp.(a)	106,149	640
J. Front Retailing Co. Ltd.	37,385	216
Japan Real Estate Investment Corp. REIT	36	291
Japan Retail Fund Investment Corp. REIT	30	123
Japan Steel Works Ltd. (The)	26,304	327
Japan Tobacco, Inc.	306	1,154
JFE Holdings, Inc.	35,201	1,092
JGC Corp.	16,909	271
Joyo Bank Ltd. (The)(a)	62,281	284
JS Group Corp.(a)	20,772	262
JSR Corp.	13,810	184
Kajima Corp.	68,571	207
Kamigumi Co. Ltd.	21,604	162
Kaneka Corp.	30,998	171
Kansai Electric Power Co., Inc. (The)	52,323	1,164
Kansai Paint Co. Ltd.	24,424	152
Kao Corp.	34,758	932
Kawasaki Heavy Industries Ltd.	125,873	269
Kawasaki Kisen Kaisha Ltd.	46,967	291
KDDI Corp.	184	1,042
Keihin Electric Express Railway Co. Ltd.(a)	35,698	234
Keio Electric Railway Co. Ltd.	54,482	293
Keyence Corp.	2,685	536
Kintetsu Corp.(a)	127,989	446
Kirin Holdings Co. Ltd.	55,422	728
Kobe Steel Ltd.	190,689	384
Komatsu Ltd.	60,025	983
Konami Corp.	8,358	210
Konica Minolta Holdings, Inc.	34,758	397
Kubota Corp.(a)	75,151	474
Kuraray Co. Ltd.(a)	27,711	276
Kurita Water Industries Ltd.	8,922	209
Kyocera Corp.	11,086	842
Kyowa Hakko Kogyo Co. Ltd.	16,909	178
Kyushu Electric Power Co., Inc.	27,147	566
Lawson, Inc.	5,823	269
Leopalace21 Corp.	11,930	92
Mabuchi Motor Co. Ltd.	2,632	120
Makita Corp.	10,802	221
Marubeni Corp.(a)	117,418	532
Marui Co. Ltd.(a)	27,619	206
Matsushita Electric Industrial Co. Ltd.(a)	122,002	2,104
Matsushita Electric Works Ltd.	27,243	242
Mazda Motor Corp.	74,211	302
Millea Holdings, Inc.	46,403	1,704
Minebea Co. Ltd.	33,818	127

See Notes to Financial Statements.

21

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Japan—continued

Mitisubishi Motors Corp.*(a)	251,751	424
Mitsubishi Chemical Holdings Corp.	88,300	467
Mitsubishi Corp.	91,211	1,903
Mitsubishi Electric Corp.	127,753	862
Mitsubishi Estate Co. Ltd.	78,906	1,555
Mitsubishi Gas Chemical Co., Inc.	34,758	168
Mitsubishi Heavy Industries Ltd.	215,113	934
Mitsubishi Logistics Corp.	12,209	155
Mitsubishi Materials Corp.	82,665	260
Mitsubishi Rayon Co. Ltd.(a)	45,087	112
Mitsubishi UFJ Financial Group, Inc.	682,521	5,954
Mitsui & Co. Ltd.	116,483	1,446
Mitsui Chemicals, Inc.	48,847	215
Mitsui Engineering & Shipbuilding Co. Ltd.	68,571	131
Mitsui Fudosan Co. Ltd.	57,302	1,107
Mitsui Mining & Smelting Co. Ltd.	61,057	143
Mitsui O.S.K. Lines Ltd.	80,785	702
Mitsui Sumitomo Insurance Group Holdings, Inc.	24,426	832
Mitsui Trust Holdings, Inc.	58,242	314
Mizuho Financial Group, Inc.	647	2,830
Murata Manufacturing Co. Ltd.	14,841	599
Namco Bandai Holdings, Inc.	18,832	207
NEC Corp.	133,387	570
NGK Insulators Ltd.	19,729	242
NGK Spark Plug Co. Ltd.(a)	15,969	155
Nidec Corp.	7,799	480
Nikon Corp.	24,424	586
Nintendo Co. Ltd.	6,671	2,830
Nippon Building Fund, Inc.	44	425
Nippon Electric Glass Co. Ltd.(a)	24,891	226
Nippon Express Co. Ltd.	74,211	331
Nippon Meat Packers, Inc.	15,029	228
Nippon Mining Holdings, Inc.	66,224	267
Nippon Oil Corp.(a)	94,875	478
Nippon Sheet Glass Co. Ltd.(a)	56,362	292
Nippon Steel Corp.	342,865	1,295
Nippon Telegraph & Telephone Corp.	338	1,509
Nippon Unipac Holding	85	248
Nippon Yusen Kabushiki Kaisha	81,725	533
NIPPONKOA Insurance Co. Ltd.	46,967	264
Nissan Chemical Industries Ltd.	12,209	112
Nissan Motor Co. Ltd.(a)	154,336	1,044
Nisshin Seifun Group, Inc.	17,189	231
Nisshin Steel Co. Ltd.	61,996	120
Nissin Food Products Co. Ltd.(a)	6,859	245
Nitto Denko Corp.	11,742	299
NOK Corp.	10,522	118
Nomura Holdings, Inc.	117,327	1,531
Nomura Research Institute Ltd.	10,334	213
NSK Ltd.	33,818	195
NTN Corp.	34,758	181
NTT Data Corp.	91	360
NTT DoCoMo, Inc.(a)	1,059	1,695
Obayashi Corp.	57,302	290
Odakyu Electric Railway Co. Ltd.(a)	57,302	424
Oji Paper Co. Ltd.(a)	76,091	383
Olympus Corp.(a)	16,909	494
OMRON Corp.	16,813	261
Ono Pharmaceutical Co. Ltd.	7,799	360
Onward Kashiyama Co. Ltd.	10,334	108
Oriental Land Co. Ltd.(a)	4,507	306
ORIX Corp.	6,305	790
Osaka Gas Co. Ltd.	152,176	524
Pioneer Corp.	17,473	115
Promise Co. Ltd.(a)	5,071	98
Rakuten, Inc.	478	270
Resona Holdings, Inc.(a)	360	486
Ricoh Co. Ltd.	46,027	647
ROHM Co. Ltd.	7,423	408
Sankyo Co. Ltd.	4,979	253
SANYO Electric Co. Ltd.*	125,873	219
SBI Holdings, Inc.	867	130
Secom Co. Ltd.	15,314	638
Sega Sammy Holdings, Inc.	19,545	177
Seiko Epson Corp.(a)	11,742	273
Sekisui Chemical Co. Ltd.(a)	35,698	212
Sekisui House Ltd.(a)	34,758	319
Seven & I Holdings Co. Ltd.	56,024	1,610
Sharp Corp.(a)	68,571	749
Shikoku Electric Power Co., Inc.	15,029	378
Shimamura Co. Ltd.	2,068	139
Shimano, Inc.	6,387	220
Shimizu Corp.	55,422	264
Shin-Etsu Chemical Co. Ltd.	26,867	1,278
Shinsei Bank Ltd.	90,180	277
Shionogi & Co. Ltd.	22,544	457
Shiseido Co. Ltd.	24,424	547
Shizuoka Bank Ltd. (The)	51,667	509
Showa Denko KK	104,269	220
Showa Shell Sekiyu KK(a)	15,781	154
SMC Corp.	3,948	411
Softbank Corp.	51,291	669
Sojitz Corp.	90,459	210

See Notes to Financial Statements.

22

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Japan—continued

Sompo Japan Insurance, Inc.	58,242	494
Sony Corp.(a)	67,072	2,067
Sony Financial Holdings, Inc.	64	252
Stanley Electric Co. Ltd.	13,525	198
Sumitomo Chemical Co. Ltd.	108,029	477
Sumitomo Corp.	79,093	738
Sumitomo Electric Industries Ltd.	50,255	547
Sumitomo Heavy Industries Ltd.	42,273	202
Sumitomo Metal Industries Ltd.	261,145	810
Sumitomo Metal Mining Co. Ltd.(a)	37,573	377
Sumitomo Mitsui Financial Group, Inc.	441	2,765
Sumitomo Realty & Development Co. Ltd.	27,243	593
Sumitomo Trust & Banking Co. Ltd. (The)	99,574	664
Suruga Bank Ltd.	20,664	241
Suzuken Co. Ltd.	6,011	183
Suzuki Motor Corp.	24,988	463
T&D Holdings, Inc.	13,385	707
Taiheiyo Cement Corp.	91,120	133
Taisei Corp.	89,240	233
Taisho Pharmaceutical Co. Ltd.	10,334	205
Takashimaya Co. Ltd.(a)	27,243	237
Takeda Pharmaceutical Co. Ltd.	56,082	2,824
Takefuji Corp.(a)	10,334	135
TDK Corp.	8,830	442
Teijin Ltd.	77,966	234
Terumo Corp.	12,773	666
THK Co. Ltd.	11,838	184
Tobu Railway Co. Ltd.(a)	73,271	355
Toho Co. Ltd.	10,614	222
Tohoku Electric Power Co., Inc.	30,622	658
Tokyo Electric Power Co., Inc. (The)	79,566	1,958
Tokyo Electron Ltd.	12,026	544
Tokyo Gas Co. Ltd.	165,326	690
Tokyu Corp.	80,785	386
Tokyu Land Corp.	36,633	136
TonenGeneral Sekiyu KK	27,243	224
Toppan Printing Co. Ltd.	42,273	330
Toray Industries, Inc.(a)	92,995	437
Toshiba Corp.(a)	206,658	901
Tosoh Corp.	51,667	152
TOTO Ltd.(a)	26,019	192
Toyo Seikan Kaisha Ltd.	11,462	176
Toyota Industries Corp.	12,209	308
Toyota Motor Corp.	178,104	7,614
Toyota Tsusho Corp.(a)	16,813	220
Trend Micro, Inc.(a)	7,987	303
Ube Industries Ltd.	89,240	241
Uni-Charm Corp.	3,948	303
UNY Co. Ltd.	15,029	153
Ushio, Inc.	10,426	172
USS Co. Ltd.	2,714	175
West Japan Railway Co.	121	518
Yahoo Japan Corp.	1,071	351
Yakult Honsha Co. Ltd.(a)	8,079	249
Yamada Denki Co. Ltd.(a)	6,387	484
Yamaha Corp.	16,437	280
Yamaha Motor Co. Ltd.	17,377	237
Yamato Transport Co. Ltd.	29,118	326
Yokogawa Electric Corp.	19,165	122

		147,614

Jersey (0.1%)
Shire Ltd.	24,964	395
United Business Media Ltd.	13,628	120

		515

Luxembourg (0.5%)
ArcelorMittal(a)	62,677	3,175
Millicom International Cellular SA	4,276	295

		3,470

Netherlands (3.2%)
Aegon NV	120,267	1,064
Akzo Nobel NV	23,075	1,108
ASML Holding NV	38,548	674
Corio NV	4,623	328
Fugro NV	4,723	279
Heineken Holding NV	8,913	350
Heineken NV	21,208	852
ING Groep NV	164,060	3,517
Koninklijke (Royal) KPN NV(a)	159,595	2,304
Koninklijke Ahold NV	105,761	1,222
Koninklijke DSM NV	12,041	569
Randstad Holding NV	19,066	501
Reed Elsevier NV	50,817	754
Royal Philips Electronics NV	94,891	2,574
SBM Offshore NV	11,930	255
SNS Reaal	12,383	141
TomTom NV*(a)	5,618	103
TPG NV	32,879	911
Unilever NV	140,136	3,944
Wolters Kluwer NV	23,873	484

		21,934

See Notes to Financial Statements.

23

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
New Zealand (0.6%)
Auckland International Airport Ltd.	433,781	570
Contact Energy Ltd.	117,364	621
Fletcher Building Ltd.	197,885	894
Sky City Entertainment Group Ltd.	229,137	569
Telecom Corp. of New Zealand Ltd.(a)	697,392	1,289

		3,943

Norway (1.3%)
Acergy SA	21,464	217
Aker Kvaerner ASA	18,076	293
DnB NOR ASA	80,540	625
Norske Skogindustrier ASA	72,895	493
Orkla ASA	91,587	843
Petroleum Geo-Services ASA*	18,791	249
Renewable Energy Corp. ASA*(a)	16,345	303
SeaDrill Ltd.(a)	30,155	625
Statoil ASA	135,070	3,211
Storebrand ASA	43,777	260
Telenor ASA	89,143	1,111
Yara International ASA	20,326	724

		8,954

Portugal (0.9%)
Banco BPI SA	52,872	164
Banco Comercial Portugues SA	887,623	1,452
Banco Espirito Santo SA	53,085	658
Brisa-Auto-estradas de Portugal SA	60,831	605
CIMPOR-Cimentos de Portugal, SGPS, SA	46,748	300
Energias de Portugal SA	368,075	1,544
Portugal Telecom SGPS SA	131,375	1,321
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	42,222	312
Sonae, SGPS, SA	185,518	143

		6,499

Singapore (0.7%)
Capitaland Ltd.	91,120	199
City Developments Ltd.	32,878	206
DBS Group Holdings Ltd.	60,557	722
Keppel Corp. Ltd.	71,391	394
Oversea-Chinese Banking Corp. Ltd.	137,803	696
Singapore Airlines Ltd.	28,930	291
Singapore Exchange Ltd.(a)	44,152	192
Singapore Press Holdings Ltd.	83,369	233
Singapore Telecommunications Ltd.	432,727	989
United Overseas Bank Ltd.	67,636	809
UOL Group Ltd.	34,098	60
Venture Corp. Ltd.	15,029	82

		4,873

Spain (6.4%)
Abertis Infraestructuras SA(a)	28,630	563
Acciona SA	3,151	480
Acerinox SA(a)	18,100	324
Actividades de Construccion y Servicios SA (ACS)	20,628	835
Banco Bilbao Vizcaya Argentaria SA	369,226	5,970
Banco de Sabadell SA(a)	103,265	802
Banco Popular Espanol SA(a)	87,322	1,040
Banco Santander Central Hispano SA	650,059	9,746
Bankinter SA(a)	30,789	387
Cintra Concesiones de Infraestructuras de Transporte SA(a)	26,119	307
Corporacion Mapfre	76,838	336
Criteria Caixacorp SA(a)	90,852	437
Enagas	19,091	412
Fomento de Construcciones y Contratas SA(a)	5,570	252
Gamesa Corporacion Tecnologica SA	20,128	689
Gas Natural SDG SA(a)	12,143	451
Grifols SA	15,303	391
Grupo Ferrovial SA(a)	7,174	330
Iberdrola Renovables*	75,885	332
Iberdrola SA	366,685	3,725
Iberia Lineas Aereas de Espana SA	76,507	186
Indra Sistemas SA	13,073	311
Industria de Diseno Textil SA(a)	23,575	997
Promotora de Informaciones SA(a)	12,338	83
Red Electrica Corporacion	12,751	649
Repsol YPF SA(a)	78,005	2,311
Sacyr Vallehermoso Group SA(a)	8,694	144
Telefonica SA	444,710	10,573
Union Fenosa SA(a)	41,628	1,018
Zardoya Otis SA(a)	12,914	282

		44,363

See Notes to Financial Statements.

24

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Sweden (1.8%)
Alfa Laval AB	22,920	237
ASSA ABLOY AB, Ser B	21,228	257
Atlas Copco AB, Cl A	37,949	431
Atlas Copco AB, Cl B	21,495	217
Boliden AB	22,683	95
Electrolux AB, Ser B	16,813	197
Getinge AB, Cl B	12,585	260
H&M Hennes & Mauritz AB(a)	29,118	1,193
Husqvarna AB, Cl B(a)	18,789	141
Investor AB, Cl B	25,176	472
Lundin Petroleum AB*	14,841	124
Modern Times Group MTG AB, Cl B	3,615	130
Nordea Bank AB	115,167	1,376
Sandvik AB	58,709	622
Scania AB	21,144	261
Securitas AB, Cl B	23,484	265
Skandinaviska Enskilda Banken AB	29,870	466
Skanska AB, Cl B	26,207	298
SKF AB, Cl B	23,108	295
SSAB Svenskt Stal AB, Ser A	11,650	185
Svenska Cellulosa AB, Cl B	30,155	320
Svenska Handelsbanken AB, Cl A	28,087	629
Swedbank AB, Cl A(a)	21,792	285
Swedish Match AB	17,285	302
Tele2 AB, Cl B	20,288	232
Telefonaktiebolaget LM Ericsson	168,483	1,601
TeliaSonera AB	125,405	713
Volvo AB, Cl B	60,637	548

		12,152

Switzerland (2.1%)
ABB Ltd.	43,397	841
Adecco SA	2,933	127
Compagnie Financiere Richemont SA	12,248	541
Credit Suisse Group	22,348	1,044
Holcim Ltd.	5,000	367
Julius Baer Holding AG	4,876	243
Nestle SA	75,006	3,242
Nobel Biocare Holding AG	3,572	119
Novartis AG(a)	45,740	2,409
Roche Holding AG	13,665	2,140
STMicroelectronics NV(a)	49,733	504
Swiss Re	7,843	435
Swisscom AG	539	161
Syngenta AG	2,246	474
UBS AG*	59,461	1,017
Zurich Financial Services AG	2,997	830

		14,494

United Kingdom (12.2%)
3i Group PLC	17,735	225
Allied Irish Banks PLC	36,588	299
AMEC PLC	16,014	184
Anglo American PLC	53,750	1,815
Antofagasta PLC	19,046	138
Associated British Foods PLC	16,272	206
AstraZeneca PLC	58,037	2,539
Aviva PLC	100,141	871
BAE Systems PLC	148,729	1,096
Barclays PLC	321,906	1,912
BG Group PLC	133,464	2,420
BHP Billiton PLC	85,807	1,944
BP PLC	750,791	6,252
British American Tobacco PLC	57,995	1,893
British Energy Group PLC	40,393	549
British Land Co. PLC (The)	24,247	327
British Sky Broadcasting Group PLC	51,492	383
BT Group PLC	314,370	911
Bunzl PLC	15,787	186
Burberry Group PLC	22,511	159
Cable & Wireless PLC	109,624	326
Cadbury PLC	53,576	542
Cairn Energy PLC*	5,583	208
Capita Group PLC	27,794	346
Carnival PLC	8,090	241
Centrica PLC	147,848	832
Compass Group PLC	87,946	545
CRH PLC	21,716	464
Daily Mail & General Trust PLC	13,779	80
Diageo PLC	99,534	1,698
Enterprise Inns PLC	23,295	75
Eurasian Natural Resources Corp.	12,125	110
Experian PLC	48,020	318
FirstGroup PLC	23,255	222
Friends Provident PLC	86,432	147
G4S PLC	61,220	221
GKN PLC	32,703	116
GlaxoSmithKline PLC	214,737	4,651
Hammerson PLC	13,268	234
Hays PLC	68,095	99
HBOS PLC	145,610	330
Home Retail Group PLC	41,442	175
HSBC Holdings PLC	467,135	7,556
ICAP PLC	23,566	152
Imperial Tobacco Group PLC	41,275	1,325
InterContinental Hotels Group PLC	14,373	178
International Power PLC	68,993	446

See Notes to Financial Statements.

25

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
United Kingdom—continued

Invensys PLC*	33,526	125
ITV PLC	180,916	136
J Sainsbury PLC	50,738	318
Johnson Matthey PLC	10,190	248
Kazakhmys PLC	8,614	90
Kingfisher PLC	111,364	265
Land Securities Group PLC	21,450	484
Legal & General Group PLC	247,386	446
Liberty International PLC(a)	11,814	204
Lloyds TSB Group PLC	217,238	873
Lonmin PLC	6,402	262
Man Group PLC	72,806	445
Man Group PLC — Deferred Shares*(c)	88,581	—
Marks & Spencer Group PLC	69,544	254
Mondi PLC	16,386	77
National Grid PLC	100,859	1,280
Next PLC	9,532	176
Old Mutual PLC	215,096	301
Pearson PLC	37,518	406
Persimmon PLC	14,410	105
Prudential PLC	94,313	860
Punch Taverns PLC	14,809	36
Reckitt Benckiser Group PLC	24,239	1,175
Reed Elsevier PLC	49,756	495
Rentokil Initial PLC	84,402	105
Rexam PLC	21,316	151
Rio Tinto PLC	39,500	2,479
Rolls-Royce PLC	83,867	508
Royal Bank of Scotland Group PLC (The)	893,985	2,884
Royal Dutch Shell PLC, Cl A	139,740	4,035
Royal Dutch Shell PLC, Cl B	108,290	3,042
RSA Insurance Group PLC	144,586	387
SABMiller PLC	36,935	721
Sage Group PLC (The)	61,509	215
Scottish & Southern Energy PLC	34,308	873
Segro PLC	20,270	153
Severn Trent PLC	10,844	263
Smith & Nephew PLC	41,231	435
Smiths Group PLC	17,785	322
Standard Chartered PLC	55,674	1,370
Standard Life PLC	70,241	306
Tate & Lyle PLC	22,457	154
Tesco PLC	310,807	2,161
Thomson Reuters PLC	9,133	204
Tomkins PLC	49,228	137
Tullow Oil PLC	29,083	372
Unilever PLC(a)	50,472	1,372
United Utilities Group PLC	28,850	358
Vedanta Resources PLC	6,072	127
Vodafone Group PLC	2,096,662	4,630
Whitbread PLC	9,283	176
William Hill Organization Ltd.	19,408	82
William Morrison Supermarkets PLC	100,368	467
Wolseley PLC	30,669	232
WPP Group PLC	51,878	420
Xstrata PLC	24,510	764

		84,912

Total Foreign Common Stocks		670,368

Foreign Preferred Stocks (0.7%)
Germany (0.7%)
Fresenius AG, 1.510%	8,953	649
Fresenius Medical Care AG, 1.230%	21,924	1,133
Porsche AG, 5.000%	10,091	1,119
ProSiebenSat.1 Media AG, 0.840%	13,115	87
RWE AG, 1.750%	4,237	305
Volkswagen AG, 1.210%	11,955	1,490

		4,783

Italy (0.0%)
Compagnia Assicuratrice Unipol SpA, 0.125%	168,563	287

Total Foreign Preferred Stocks		5,070

Exchange Traded Funds (2.2%)
iShares MSCI EAFE Index Fund	192,511	10,838
iShares MSCI Germany Index Fund(a)	65,862	1,574
iShares MSCI Italy Index Fund	55,546	1,197
iShares MSCI Japan Index Fund	76,723	818
iShares MSCI Spain Index Fund(a)	14,922	694

Total Exchange Traded Funds		15,121

Rights — Foreign (0.0%)
Japan (0.0%)
Dowa Mining Rights(b)(c)(d)	500	—

Total Rights — Foreign		—

Short-Term Investment (11.7%)
Credit Suisse Enhanced Liquidity Fund(e)	81,379,198	81,379

Total Short-Term Investment		81,379

See Notes to Financial Statements.

26

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

International Equity Index Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Total Investments (Cost $686,989)(f) — 111.3%		771,938
Liabilities in excess of other assets — (11.3)%		(78,635)

Net Assets — 100.0%		$693,303

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $76,664.

(b)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.00% of net assets as of September 30, 2008.

(c)	Market Value is Zero.

(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid security held by the Fund as of September 30, 2008 is identified below (amounts in thousands):

					Percent of
Issue	Acquisition	Cost		Value	Net Assets
Description	Date	($)	Shares	($)	(%)

Dowa Mining Rights	5/18/2007	—	500	—	—

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

PPS — Partially Protected Shares

REIT — Real Estate Investment Trust

The investment concentrations for the International Equity Index Fund as a percentage of net assets, by industry, as of September 30, 2008, were as follows:

Consumer Discretionary	10.8%
Consumer Staples	7.0
Energy	7.4
Exchange Traded Funds	2.2
Financials	25.8
Health Care	5.2
Industrials	11.9
Information Technology	5.0
Materials	8.0
Metals	0.4
Short-Term Investments	11.7
Telecommunication Services	6.9
Transportation	0.4
Utilities	8.6

Amounts designated as “—” are $0 or have been rounded to $0.

At September 30, 2008 the Fund’s foreign currency exchange contracts were as follows:

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)

Short:
Japanese Yen	10/01/08	403,086	3,798	3,790	8
Singapore Dollar	10/02/08	71	49	49	—

Total Short Contracts			$3,847	$3,839	$8

See Notes to Financial Statements.

27

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (98.9%)
Consumer Discretionary (9.3%)
Burger King Holdings, Inc.	400,000	9,824
Home Depot, Inc. (The)	548,000	14,188
Johnson Controls, Inc.	350,000	10,615
McDonald’s Corp.	138,000	8,515
McGraw-Hill Cos., Inc. (The)(a)	250,000	7,902
Omnicom Group, Inc.(a)	275,000	10,604
Target Corp.(a)	235,000	11,527
Time Warner, Inc.(a)	700,000	9,177
Walt Disney Co. (The)(a)	475,000	14,578

		96,930

Consumer Staples (12.0%)
Cadbury PLC SP ADR(a)	282,000	11,545
CVS Caremark Corp.	625,000	21,037
Dr Pepper Snapple Group, Inc.*(a)	482,000	12,763
Kellogg Co.	225,000	12,623
Kraft Foods, Inc.	464,000	15,196
PepsiCo, Inc.	190,000	13,541
Procter & Gamble Co. (The)	178,000	12,405
Unilever PLC SP ADR(a)	400,000	10,884
Wal-Mart Stores, Inc.(a)	258,000	15,452

		125,446

Energy (12.2%)
Anadarko Petroleum Corp.	265,000	12,855
Baker Hughes, Inc.	110,000	6,659
Cameron International Corp.*(a)	125,000	4,818
Chevron Corp.	315,000	25,981
Devon Energy Corp.	107,000	9,758
Exxon Mobil Corp.	325,000	25,240
Halliburton Co.(a)	450,000	14,576
Marathon Oil Corp.	475,000	18,938
Total SA SP ADR(a)	143,000	8,677

		127,502

Financials (15.1%)
Ameriprise Financial, Inc.	189,000	7,220
Berkshire Hathaway, Inc., Cl B*	5,050	22,195
Invesco Ltd.(a)	600,000	12,588
JPMorgan Chase & Co.	525,000	24,517
Marshall & Ilsley Corp.(a)	375,000	7,556
MetLife, Inc.(a)	389,998	21,840
Morgan Stanley	371,000	8,533
Principal Financial Group, Inc.(a)	275,000	11,960
State Street Corp.(a)	250,000	14,220
Travelers Cos., Inc. (The)	361,000	16,317
Wells Fargo & Co.(a)	281,000	10,546

		157,492

Health Care (12.1%)
Bristol-Myers Squibb Co.	700,000	14,595
Cardinal Health, Inc.	100,000	4,928
Covidien Ltd.	300,000	16,128
Johnson & Johnson	300,000	20,784
Medtronic, Inc.(a)	430,000	21,543
Schering-Plough Corp.	850,000	15,700
Teva Pharmaceutical Industries Ltd. ADR(a)	320,000	14,653
Thermo Fisher Scientific, Inc.*(a)	325,000	17,875

		126,206

Industrials (8.9%)
Danaher Corp.(a)	172,000	11,937
Eaton Corp.	164,000	9,214
Emerson Electric Co.	180,000	7,342
Equifax, Inc.	275,000	9,474
General Electric Co.	700,000	17,850
Goodrich Corp.	300,000	12,480
Tyco International Ltd.(a)	325,000	11,381
United Technologies Corp.	225,000	13,513

		93,191

Information Technology (21.0%)
Accenture Ltd., Cl A	425,000	16,150
Adobe Systems, Inc.*(a)	400,000	15,788
Agilent Technologies, Inc.*(a)	500,000	14,830
Cisco Systems, Inc.*	800,000	18,048
eBay, Inc.*(a)	480,000	10,742
Google, Inc., Cl A*	42,000	16,822
Intel Corp.	1,000,000	18,730
International Business Machines Corp.	85,000	9,942
Microsoft Corp.	418,000	11,156
Nokia Corp. ADR(a)	900,000	16,785
Oracle Corp.*	850,000	17,264
QUALCOMM, Inc.	288,000	12,375
Symantec Corp.*(a)	750,000	14,685
Tyco Electronics Ltd.	367,000	10,151
Western Union Co.	625,000	15,419

		218,887

Materials (3.5%)
Alcoa, Inc.(a)	550,000	12,419
Freeport-McMoRan Copper & Gold, Inc.(a)	148,000	8,414

See Notes to Financial Statements.

28

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Core Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Materials—continued

Praxair, Inc.	210,000	15,065

		35,898

Telecommunication Services (3.1%)
AT&T, Inc.	630,000	17,590
Telefonica SA ADR(a)	201,000	14,369

		31,959

Utilities (1.7%)
Edison International	450,000	17,955

Total Common Stocks		1,031,466

Short-Term Investment (22.3%)
Credit Suisse Enhanced Liquidity Fund(b)	233,259,561	233,260

Total Short-Term Investment		233,260

Total Investments (Cost $1,214,044)(c) — 121.2%		1,264,726
Liabilities in excess of other assets — (21.2)%		(220,951)

Net Assets — 100.0%		$1,043,775

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $244,796.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

See Notes to Financial Statements.

29

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (96.6%)
Consumer Discretionary (7.9%)
DIRECTV Group, Inc. (The)*(a)	320,800	8,395
McDonald’s Corp.	217,050	13,392
NIKE, Inc., Cl B(a)	117,950	7,891
Nordstrom, Inc.(a)	207,400	5,977
Priceline.com, Inc.*(a)	35,400	2,423
Target Corp.(a)	83,611	4,101

		42,179

Consumer Staples (15.1%)
Avon Products, Inc.(a)	224,573	9,335
Colgate-Palmolive Co.	126,321	9,518
Costco Wholesale Corp.(a)	113,395	7,363
CVS Caremark Corp.	260,200	8,758
PepsiCo, Inc.	198,854	14,172
Philip Morris International, Inc.	296,200	14,247
TJX Cos., Inc. (The)(a)	191,400	5,842
Wal-Mart Stores, Inc.	184,700	11,062

		80,297

Energy (10.5%)
Cameron International Corp.*(a)	168,100	6,479
Exxon Mobil Corp.	137,090	10,646
Halliburton Co.	226,811	7,346
Occidental Petroleum Corp.	141,000	9,933
Schlumberger Ltd.(a)	169,762	13,257
Transocean, Inc.*(a)	73,552	8,079

		55,740

Financials (5.1%)
AFLAC, Inc.	204,525	12,016
Comerica, Inc.(a)	58,700	1,924
Goldman Sachs Group, Inc. (The)(a)	42,157	5,396
Visa, Inc., Cl A	129,921	7,976

		27,312

Health Care (16.5%)
Aetna, Inc.	170,975	6,174
Allergan, Inc.	195,575	10,072
Amgen, Inc.*	90,100	5,340
Baxter International, Inc.	194,368	12,756
Becton, Dickinson & Co.	101,000	8,106
Covance, Inc.*	35,860	3,171
Express Scripts, Inc.*(a)	134,980	9,964
Genentech, Inc.*(a)	88,200	7,822
Gilead Sciences, Inc.*	225,675	10,286
Johnson & Johnson	37,199	2,577
Novartis AG ADR(a)	106,600	5,633
Thermo Fisher Scientific, Inc.*	111,100	6,111

		88,012

Industrials (13.0%)
ABB Ltd. SP ADR	260,700	5,057
AGCO Corp.*(a)	73,800	3,145
Deere & Co.(a)	97,350	4,819
Emerson Electric Co.	235,679	9,613
First Solar, Inc.*(a)	17,500	3,306
Fluor Corp.(a)	111,160	6,192
Honeywell International, Inc.	229,571	9,539
Raytheon Co.	198,749	10,635
Roper Industries, Inc.(a)	65,000	3,702
SPX Corp.	47,800	3,681
Union Pacific Corp.(a)	132,000	9,393

		69,082

Information Technology (24.7%)
Adobe Systems, Inc.*(a)	270,175	10,664
Analog Devices, Inc.	216,200	5,697
Apple, Inc.*	101,295	11,513
Cisco Systems, Inc.*	405,518	9,149
Google, Inc., Cl A*(a)	36,053	14,440
Intel Corp.	760,330	14,241
International Business Machines Corp.(a)	180,412	21,102
Microsoft Corp.	650,622	17,365
Oracle Corp.*	643,933	13,078
QUALCOMM, Inc.	289,900	12,457
Research In Motion Ltd.*	26,710	1,824

		131,530

Materials (3.8%)
Monsanto Co.	106,800	10,571
Mosaic Co. (The)	34,000	2,313
Praxair, Inc.	104,105	7,469

		20,353

Total Common Stocks		514,505

Short-Term Investment (15.9%)
Credit Suisse Enhanced Liquidity Fund(b)	84,429,325	84,429

Total Short-Term Investment		84,429

Money Market Fund (4.4%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	23,298,586	23,299

Total Money Market Fund		23,299

Total Investments (Cost $606,844)(d) — 116.9%		622,233
Liabilities in excess of other assets — (16.9)%		(90,169)

Net Assets — 100.0%		$532,064

See Notes to Financial Statements.

30

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Growth Stock Fund — concluded

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $86,338.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

See Notes to Financial Statements.

31

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (99.9%)
Consumer Discretionary (8.0%)
AutoZone, Inc.*	3,131	386
Best Buy Co., Inc.	11,427	428
Big Lots, Inc.*	13,386	373
DISH Network Corp., Cl A*	13,984	294
Family Dollar Stores, Inc.	15,862	376
Gap, Inc. (The)	23,805	423
H&R Block, Inc.	18,758	423
Hasbro, Inc.	11,499	399
Jones Apparel Group, Inc.	19,278	357
Liberty Media Corp. — Entertainment, Ser A*	14,360	359
Limited Brands, Inc.	21,045	364
McDonald’s Corp.	15,857	978
MeadWestvaco Corp.	26,814	625
Omnicom Group, Inc.	11,943	461
Polo Ralph Lauren Corp.	5,689	379
Ross Stores, Inc.	9,691	357

		6,982

Consumer Staples (12.7%)
H.J. Heinz Co.	17,271	862
Kroger Co. (The)	33,202	912
Philip Morris International, Inc.	31,743	1,527
Procter & Gamble Co. (The)	36,197	2,523
RadioShack Corp.	21,724	375
Safeway, Inc.	31,385	744
SYSCO Corp.	28,661	884
TJX Cos., Inc. (The)	14,814	452
Wal-Mart Stores, Inc.	32,044	1,919
Wm. Wrigley Jr. Co.	11,284	896

		11,094

Diversified Operations (0.8%)
Robert Half International, Inc.	27,997	693

Energy (14.1%)
Alpha Natural Resources, Inc.*	8,853	455
Apache Corp.	9,177	957
Axis Capital Holdings, Ltd.	14,907	473
ConocoPhillips	22,076	1,617
ENSCO International, Inc.	12,674	731
Exxon Mobil Corp.	53,351	4,143
Hess Corp.	10,041	824
Murphy Oil Corp.	11,369	729
Nicor, Inc.	9,500	422
Occidental Petroleum Corp.	16,408	1,156
Spectra Energy Corp.	32,699	778

		12,285

Financials (15.8%)
AFLAC, Inc.	16,929	995
Ameriprise Financial, Inc.	18,416	703
Annaly Capital Management, Inc. REIT	50,313	677
Assurant, Inc.	9,609	529
Bank of America Corp.	49,402	1,729
Discover Financial Services	49,354	682
Equity Residential REIT	19,825	880
Host Hotels & Resorts, Inc.	56,427	750
JPMorgan Chase & Co.	35,234	1,645
Northern Trust Corp.	11,047	798
Progressive Corp. (The)	32,476	565
State Street Corp.	14,545	827
TD Ameritrade Holding Corp.*	35,875	581
Torchmark Corp.	13,116	784
Travelers Cos., Inc. (The)	22,186	1,003
Unum Group	22,821	573

		13,721

Health Care (11.7%)
Amgen, Inc.*	19,801	1,174
CIGNA Corp.	18,781	638
Covidien Ltd.	16,458	885
Eli Lilly & Co.	22,408	987
Express Scripts, Inc.*	11,091	819
Johnson & Johnson	23,579	1,633
Pfizer, Inc.	91,404	1,685
Quest Diagnostics, Inc.	13,402	692
St. Jude Medical, Inc.*	17,328	754
Varian Medical Systems, Inc.*	5,194	297
Watson Pharmaceuticals, Inc.*	22,423	639

		10,203

Industrials (11.2%)
AGCO Corp.*	12,463	531
Cummins, Inc.	13,153	575
Dover Corp.	15,975	648
Fluor Corp.	11,621	647
General Dynamics Corp.	11,136	820
General Electric Co.	47,747	1,218
Goodrich Corp.	14,656	610
L-3 Communications Holdings, Inc.	7,686	756
Leucadia National Corp.	18,510	841
Lockheed Martin Corp.	8,666	950
Raytheon Co.	14,912	798
Ryder System, Inc.	10,964	680
Southwest Airlines Co.	48,754	707

		9,781

See Notes to Financial Statements.

32

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Quantitative Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Information Technology (16.5%)
Adobe Systems, Inc.*	19,437	767
Altera Corp.	33,517	693
Applied Biosystems, Inc.	19,576	671
CA, Inc.	31,776	634
Compuware Corp.*	61,653	597
Hewlett-Packard Co.	34,821	1,610
Intel Corp.	78,658	1,473
International Business Machines Corp.	16,973	1,986
Jabil Circuit, Inc.	46,716	446
Lexmark International, Inc.*	18,753	611
LSI Logic Corp.*	109,214	585
Microsoft Corp.	66,873	1,785
QLogic Corp.*	35,986	553
Symantec Corp.*	36,348	712
Teradata Corp.*	29,235	570
Xilinx, Inc.	29,396	689

		14,382

Materials (2.9%)
AK Steel Holding Corp.	17,378	450
Celanese Corp., Ser A	19,310	539
CF Industries Holdings, Inc.	5,867	537
FMC Corp.	9,846	506
Mosaic Co. (The)	7,586	516

		2,548

Telecommunication Services (3.0%)
AT&T, Inc.	53,166	1,484
Sprint Nextel Corp.	38,327	234
Verizon Communications, Inc.	27,215	873

		2,591

Utilities (3.2%)
CenterPoint Energy, Inc.	29,184	425
Consolidated Edison, Inc.	12,356	531
Pinnacle West Capital Corp.	12,980	447
Progress Energy, Inc.	11,898	513
Questar Corp.	10,075	412
TECO Energy, Inc.	27,077	426

		2,754

Total Investments (Cost $91,837)(a) — 99.9%		87,034
Other assets in excess of liabilities — 0.1%		114

Net Assets — 100.0%		$87,148

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

33

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (94.7%)
Consumer Discretionary (11.9%)
Darden Restaurants, Inc.(a)	505,656	14,477
Harley-Davidson, Inc.(a)	312,750	11,666
Home Depot, Inc. (The)(a)	1,029,600	26,656
J.C. Penney Co., Inc.	758,100	25,275
Mattel, Inc.	743,900	13,420
Newell Rubbermaid, Inc.	1,221,850	21,089
News Corp., Cl A	947,300	11,358
Time Warner, Inc.(a)	1,307,533	17,142

		141,083

Consumer Staples (8.6%)
Colgate-Palmolive Co.	167,600	12,629
ConAgra Foods, Inc.(a)	1,298,200	25,263
CVS Caremark Corp.(a)	414,450	13,950
PepsiCo, Inc.	188,450	13,431
Procter & Gamble Co. (The)	182,400	12,711
Sara Lee Corp.(a)	1,916,600	24,207

		102,191

Energy (14.1%)
BJ Services Co.(a)	471,050	9,011
Chevron Corp.	321,700	26,534
ConocoPhillips	357,557	26,191
Exxon Mobil Corp.(a)	448,600	34,838
Marathon Oil Corp.	565,200	22,535
Talisman Energy, Inc.	1,381,400	19,643
Tidewater, Inc.(a)	167,931	9,297
XTO Energy, Inc.(a)	426,200	19,827

		167,876

Financials (14.9%)
ACE Ltd.(a)	127,250	6,888
Bank of America Corp.(a)	723,550	25,324
Citigroup, Inc.	608,929	12,489
Franklin Resources, Inc.	123,850	10,915
Hartford Financial Services Group, Inc. (The)	241,375	9,894
HCC Insurance Holdings, Inc.	241,950	6,533
JPMorgan Chase & Co.	664,066	31,012
Lincoln National Corp.	539,500	23,096
Travelers Cos., Inc. (The)(a)	599,050	27,077
Wells Fargo & Co.(a)	629,700	23,632

		176,860

Health Care (8.6%)
Bristol-Myers Squibb Co.	681,050	14,200
Cardinal Health, Inc.	244,413	12,045
Johnson & Johnson(a)	365,150	25,297
Merck & Co., Inc.	793,750	25,051
Pfizer, Inc.	572,100	10,549
Quest Diagnostics, Inc.	110,250	5,697
Wyeth	250,650	9,259

		102,098

Industrials (16.2%)
3M Co.	330,650	22,587
Emerson Electric Co.	640,804	26,139
General Electric Co.	1,398,600	35,664
Grupo Aeroportuario del Pacifico SA de CV ADR(a)	147,550	3,771
PPG Industries, Inc.(a)	488,950	28,516
R.R. Donnelley & Sons Co.	468,050	11,481
Rockwell Automation, Inc.	299,900	11,198
United Parcel Service, Inc., Cl B(a)	475,700	29,917
United Technologies Corp.	366,550	22,015

		191,288

Information Technology (6.0%)
Harris Corp.	299,275	13,827
Intel Corp.	686,650	12,861
Intersil Corp., Cl A	414,800	6,877
Microsoft Corp.	512,500	13,679
Seagate Technology	514,050	6,230
Texas Instruments, Inc.	600,150	12,903
Tyco Electronics Ltd.	170,350	4,712

		71,089

Materials (4.0%)
Alcoa, Inc.	249,800	5,641
Allegheny Technologies, Inc.	174,450	5,155
Ashland, Inc.	131,884	3,856
E.I. du Pont de Nemours & Co.(a)	329,000	13,259
Peabody Energy Corp.	247,250	11,126
Sonoco Products Co.	286,932	8,516

		47,553

Telecommunication Services (5.0%)
AT&T, Inc.	1,054,500	29,442
Verizon Communications, Inc.	942,610	30,248

		59,690

Utilities (5.4%)
Edison International	326,150	13,014
Entergy Corp.(a)	143,750	12,795
PG&E Corp.	318,000	11,909
Public Service Enterprise Group, Inc.(a)	361,950	11,868

See Notes to Financial Statements.

34

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Large Cap Value Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Utilities—continued

Questar Corp.	356,035	14,569

		64,155

Total Common Stocks		1,123,883

Short-Term Investment (16.1%)
Credit Suisse Enhanced Liquidity Fund(b)	190,906,075	190,906

Total Short-Term Investment		190,906

Money Market Fund (6.7%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	79,247,372	79,247

Total Money Market Fund		79,247

Total Investments (Cost $1,453,483)(d) — 117.5%		1,394,036
Liabilities in excess of other assets — (17.5)%		(207,404)

Net Assets — 100.0%		$1,186,632

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $193,662.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

See Notes to Financial Statements.

35

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (97.1%)
Consumer Discretionary (15.0%)
Advance Auto Parts, Inc.	46,500	1,844
American Eagle Outfitters, Inc.(a)	121,561	1,854
BorgWarner, Inc.	35,004	1,147
Burger King Holdings, Inc.(a)	84,960	2,087
Darden Restaurants, Inc.	52,657	1,508
Hanesbrands, Inc.*(a)	77,217	1,679
Jack in the Box, Inc.*(a)	88,197	1,861
Mattel, Inc.	82,837	1,494
McGraw-Hill Cos., Inc. (The)	39,200	1,239
Mohawk Industries, Inc.*(a)	31,215	2,104
Nordstrom, Inc.(a)	63,113	1,819
Omnicom Group, Inc.(a)	36,759	1,417
Whirlpool Corp.(a)	17,414	1,381

		21,434

Consumer Staples (6.4%)
Church & Dwight Co., Inc.	35,038	2,175
Clorox Co. (The)	29,547	1,852
Dr Pepper Snapple Group, Inc.*(a)	82,500	2,185
J. M. Smucker Co. (The)	32,050	1,625
Pepsi Bottling Group, Inc. (The)	42,500	1,240

		9,077

Energy (9.0%)
Anadarko Petroleum Corp.	24,535	1,190
Cameron International Corp.*(a)	47,953	1,848
Chesapeake Energy Corp.(a)	34,469	1,236
Cimarex Energy Co.	30,900	1,511
Core Laboratories NV	13,812	1,400
Diamond Offshore Drilling, Inc.(a)	16,760	1,727
Noble Energy, Inc.	26,389	1,467
Patterson-UTI Energy, Inc.	63,116	1,264
Spectra Energy Corp.(a)	47,200	1,123

		12,766

Financials (15.9%)
Ameriprise Financial, Inc.(a)	43,000	1,643
Arch Capital Group Ltd.*	29,274	2,138
Discover Financial Services(a)	124,002	1,714
Entertainment Properties Trust(a)	32,903	1,800
Invesco Ltd.	66,000	1,385
Janus Capital Group, Inc.(a)	84,060	2,041
Jones Lang LaSalle, Inc.(a)	29,186	1,269
M&T Bank Corp.(a)	21,027	1,877
Marshall & Ilsley Corp.(a)	59,899	1,207
Principal Financial Group, Inc.(a)	36,472	1,586
ProLogis	39,787	1,642
Raymond James Financial, Inc.(a)	65,390	2,156
SL Green Realty Corp.(a)	17,425	1,129
StanCorp Financial Group, Inc.	21,720	1,079

		22,666

Health Care (9.6%)
Becton, Dickinson & Co.	18,902	1,517
Celgene Corp.*	14,900	943
Cephalon, Inc.*(a)	21,735	1,684
Endo Pharmaceuticals Holdings, Inc.*	53,109	1,062
Express Scripts, Inc.*	28,000	2,067
Laboratory Corp. of America Holdings*(a)	26,048	1,811
Thermo Fisher Scientific, Inc.*	35,712	1,964
Universal Health Services, Inc., Cl B	32,029	1,795
Waters Corp.*	15,115	880

		13,723

Industrials (12.1%)
Copart, Inc.*	47,367	1,800
Covanta Holding Corp.*(a)	70,431	1,686
CSX Corp.	23,072	1,259
Curtiss-Wright Corp.(a)	42,933	1,951
Dover Corp.	37,164	1,507
Eaton Corp.	29,033	1,631
Equifax, Inc.	46,960	1,618
Goodrich Corp.	35,508	1,477
L-3 Communications Holdings, Inc.(a)	17,188	1,690
PACCAR, Inc.(a)	27,091	1,035
Rockwell Automation, Inc.	42,532	1,588

		17,242

Information Technology (17.0%)
Adobe Systems, Inc.*(a)	42,032	1,659
Agilent Technologies, Inc.*	59,135	1,754
Amdocs Ltd.*	45,950	1,258
Analog Devices, Inc.	52,390	1,380
BMC Software, Inc.*(a)	62,096	1,778
Harris Corp.	39,200	1,811
Juniper Networks, Inc.*(a)	87,403	1,842
NCR Corp.*	86,291	1,903
Polycom, Inc.*(a)	63,610	1,471
Sybase, Inc.*(a)	66,264	2,028
Symantec Corp.*(a)	84,200	1,649

See Notes to Financial Statements.

36

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Mid-Cap Core Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Information Technology—continued

Teradata Corp.*	74,957	1,462
Tyco Electronics Ltd.	41,500	1,148
Western Union Co.	59,405	1,465
Xilinx, Inc.(a)	67,355	1,579

		24,187

Materials (4.8%)
Air Products & Chemicals, Inc.	20,200	1,383
Albemarle Corp.(a)	50,614	1,561
FMC Corp.	26,457	1,360
Packaging Corp. of America(a)	60,357	1,399
Steel Dynamics, Inc.	66,306	1,133

		6,836

Telecommunication Services (1.8%)
NTELOS Holdings Corp.(a)	53,148	1,429
Telephone & Data Systems, Inc.	30,620	1,095

		2,524

Utilities (5.5%)
Edison International	40,000	1,596
MDU Resources Group, Inc.	69,829	2,025
OGE Energy Corp.	54,000	1,667
ONEOK, Inc.(a)	30,630	1,054
PG&E Corp.	40,100	1,502

		7,844

Total Common Stocks		138,299

Exchange Traded Funds (1.2%)
SPDR KBW Bank(a)	15,850	532
SPDR KBW Regional Banking	32,800	1,181

Total Exchange Traded Funds		1,713

Short-Term Investment (35.0%)
Credit Suisse Enhanced Liquidity Fund(b)	49,924,150	49,924

Total Short-Term Investment		49,924

Money Market Fund (0.9%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	1,249,381	1,249

Total Money Market Fund		1,249

Total Investments (Cost $189,466)(d) — 134.2%		191,185
Liabilities in excess of other assets — (34.2)%		(48,704)

Net Assets — 100.0%		$142,481

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $50,992.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

SPDR — Standard & Poors Depository Receipt

See Notes to Financial Statements.

37

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (94.6%)
Consumer Discretionary (10.2%)
Brunswick Corp.(a)	160,450	2,052
Darden Restaurants, Inc.(a)	182,350	5,221
Gap, Inc. (The)(a)	85,050	1,512
Harley-Davidson, Inc.(a)	38,100	1,421
Harman International Industries, Inc.	83,500	2,845
J.C. Penney Co., Inc.	51,000	1,700
Mattel, Inc.	276,400	4,986
Newell Rubbermaid, Inc.	267,200	4,612
Virgin Media, Inc.(a)	623,000	4,922

		29,271

Consumer Staples (6.8%)
ConAgra Foods, Inc.(a)	260,100	5,061
Pepsi Bottling Group, Inc. (The)	144,900	4,227
Safeway, Inc.(a)	121,500	2,882
Sara Lee Corp.	575,900	7,274

		19,444

Energy (11.0%)
BJ Services Co.(a)	195,300	3,736
CONSOL Energy, Inc.(a)	153,500	7,044
Talisman Energy, Inc.	313,400	4,456
Tidewater, Inc.	67,100	3,715
Valero Energy Corp.(a)	106,700	3,233
Williams Cos., Inc. (The)(a)	211,700	5,007
XTO Energy, Inc.	96,800	4,503

		31,694

Financials (24.7%)
ACE Ltd.	132,000	7,145
Ameriprise Financial, Inc.	36,800	1,406
Assurant, Inc.	58,600	3,223
CapitalSource, Inc.(a)	277,700	3,416
DuPont Fabros Technology, Inc.	343,300	5,235
Franklin Resources, Inc.	60,700	5,349
GFI Group, Inc.(a)	551,600	2,598
Hanover Insurance Group, Inc. (The)	99,900	4,547
HCC Insurance Holdings, Inc.	159,700	4,312
Lazard Ltd., Cl A	83,000	3,549
Lincoln National Corp.	118,400	5,069
Old Republic International Corp.(a)	286,100	3,648
People’s United Financial, Inc.(a)	441,000	8,490
Raymond James Financial, Inc.(a)	82,800	2,731
SL Green Realty Corp.(a)	52,400	3,396
XL Capital Ltd., Cl A(a)	383,600	6,882

		70,996

Health Care (5.4%)
Beckman Coulter, Inc.	23,100	1,640
Cardinal Health, Inc.	122,300	6,027
Mentor Corp.(a)	64,100	1,530
Quest Diagnostics, Inc.	83,900	4,335
Teleflex, Inc.	32,750	2,079

		15,611

Industrials (5.2%)
Eaton Corp.	28,000	1,573
Empresa Brasileira de Aeronautica SA ADR(a)	98,072	2,649
Herman Miller, Inc.(a)	67,400	1,649
R.R. Donnelley & Sons Co.	145,000	3,557
Rockwell Automation, Inc.	108,600	4,055
Southwest Airlines Co.(a)	89,950	1,305

		14,788

Information Technology (8.1%)
CA, Inc.(a)	107,000	2,136
Harris Corp.	114,300	5,281
Intersil Corp., Cl A	185,850	3,081
Motorola, Inc.	215,050	1,535
Paychex, Inc.(a)	144,600	4,776
Seagate Technology	263,200	3,190
Tyco Electronics Ltd.	114,900	3,178

		23,177

Materials (8.1%)
Air Products & Chemicals, Inc.	22,000	1,507
Albemarle Corp.(a)	70,800	2,184
Ashland, Inc.	111,500	3,260
Eastman Chemical Co.(a)	26,400	1,445
Ecolab, Inc.(a)	48,000	2,329
Lubrizol Corp. (The)	86,250	3,721
Packaging Corp. of America(a)	125,300	2,905
Sonoco Products Co.	102,600	3,045
Valspar Corp. (The)	129,000	2,875

		23,271

Telecommunication Services (3.4%)
Meredith Corp.(a)	194,600	5,458
Qwest Communications International, Inc.(a)	1,340,500	4,330

		9,788

Utilities (11.7%)
Allegheny Energy, Inc.	173,700	6,387
American Electric Power Co., Inc.	75,000	2,781
Edison International	151,500	6,045
Entergy Corp.(a)	51,400	4,575
PG&E Corp.	70,300	2,632

See Notes to Financial Statements.

38

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Mid-Cap Value Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Utilities—continued

Questar Corp.	112,800	4,616
Sempra Energy(a)	57,100	2,882
TECO Energy, Inc.	231,300	3,638

		33,556

Total Common Stocks		271,596

Short-Term Investment (29.3%)
Credit Suisse Enhanced Liquidity Fund(b)	84,068,874	84,069

Total Short-Term Investment		84,069

Money Market Fund (6.7%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	19,299,755	19,300

Total Money Market Fund		19,300

Total Investments (Cost $401,141)(d) — 130.6%		374,965
Liabilities in excess of other assets — (30.6)%		(87,783)

Net Assets — 100.0%		$287,182

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $87,377.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

See Notes to Financial Statements.

39

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (128.8%)
Common Stocks (128.8%)
Casinos & Gaming (6.4%)
Ameristar Casinos, Inc.	1,600	23
Boyd Gaming Corp.	3,000	28
Churchill Downs, Inc.	2,400	117
Monarch Casino & Resort, Inc.*	400	5
Pinnacle Entertainment, Inc.*	5,000	38
Wynn Resorts Ltd.	1,400	114

		325

Diversified (7.1%)
CapLease, Inc. REIT	2,500	20
Forest City Enterprises, Inc., Cl A, REIT	3,000	92
Vornado Realty Trust REIT	1,300	118
Washington Real Estate Investment Trust	3,500	128

		358

Health Care (19.0%)
Cogdell Spencer, Inc. REIT	3,800	61
HCP, Inc. REIT	6,600	265
Health Care REIT, Inc.	3,300	176
LifePoint Hospitals, Inc.*	1,300	42
OMEGA Healthcare Investors, Inc.	5,300	104
Sun Healthcare Group, Inc.*	1,500	22
Tenet Healthcare Corp.*	17,000	94
Ventas, Inc. REIT	3,900	193

		957

Heavy Construction (2.3%)
KBR, Inc.	2,100	32
Layne Christensen Co.*	300	11
Perini Corp.*	2,800	72

		115

Homebuilders (2.8%)
M/I Homes, Inc.	300	7
Meritage Homes Corp.*	500	12
NVR, Inc.*	100	57
Standard Pacific Corp.*	12,800	63

		139

Hotels & Leisure Properties (13.1%)
Cedar Fair LP	4,000	83
Entertainment Properties Trust REIT	1,500	82
Hersha Hospitality Trust REIT	12,000	89
Hospitality Properties Trust REIT	2,600	53
LaSalle Hotel Properties REIT	3,500	82
Life Time Fitness, Inc.*	2,600	81
Starwood Hotels & Resorts Worldwide, Inc.	2,700	76
Wyndham Worldwide Corp.	7,100	112

		658

Industrial (9.9%)
EastGroup Properties, Inc. REIT	900	44
First Potomac Realty Trust REIT	4,200	72
Public Storage REIT	3,400	336
U-Store-It Trust REIT	3,900	48

		500

Land & Forest Products (4.7%)
Plum Creek Timber Co., Inc.	300	15
Potlatch Corp.	2,200	102
Rayonier, Inc. REIT	2,500	119

		236

Mortgage (1.7%)
CapitalSource, Inc.	2,600	32
Capstead Mortgage Corp. REIT	2,100	23
RAIT Financial Trust REIT	5,600	31

		86

Office (22.0%)
Alexandria Real Estate Equities, Inc.	900	102
BioMed Realty Trust, Inc. REIT	2,300	61
Boston Properties, Inc. REIT	3,000	281
Brandywine Realty Trust REIT	2,800	45
Digital Reality Trust, Inc. REIT	2,800	132
Highwoods Properties, Inc. REIT	3,400	121
HRPT Properties Trust REIT	9,300	64
Kilroy Realty Corp. REIT	800	38
Lexington Realty Trust REIT	6,700	115
Liberty Property Trust REIT	3,300	124
Mack-Cali Realty Corp. REIT	700	24

		1,107

Real Estate Services (2.4%)
CoStar Group, Inc.*	200	9
LoopNet, Inc.*	1,100	11
McDermott International, Inc.*	700	18
SBA Communications Corp., Cl A*	3,200	83

		121

Residential (12.3%)
Apartment Investment & Management Co., Cl A	5,300	186
AvalonBay Communities, Inc. REIT	2,000	197
BRE Properties, Inc. REIT	2,000	98

See Notes to Financial Statements.

40

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Real Estate 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Residential—continued

Equity Residential REIT	2,800	124
Home Properties, Inc. REIT	300	17

		622

Retail (25.1%)
Agree Realty Corp. REIT	200	6
CBL & Associates Properties, Inc. REIT	3,400	68
Federal Realty Investment Trust REIT	500	43
Glimcher Realty Trust REIT	3,600	37
Inland Real Estate Corp. REIT	1,700	27
Kimco Realty Corp. REIT	2,400	89
National Retail Properties, Inc. REIT	4,100	98
Pennsylvania Real Estate Investment Trust	4,000	75
Simon Property Group, Inc. REIT	4,300	417
Taubman Centers, Inc. REIT	2,200	110
The Macerich Co. REIT	2,800	178
Weingarten Realty Investors REIT	3,300	118

		1,266

Total Common Stocks		6,490

Total Investments — 128.8%
Total Long Positions (Cost $6,507)(a)		6,490

Other assets in excess of liabilities — 0.0%		2
Short Positions (see summary below) (28.8)%		(1,454)

Net Assets — 100.0%		$5,038

Short Positions ((28.8)%)
Common Stocks Sold Short ((28.8)%)
Casinos & Gaming ((2.0)%)
MGM MIRAGE*	(3,500)	(100)

Diversified ((1.0)%)
Colonial Properties Trust REIT	(1,100)	(21)
Investors Real Estate Trust REIT	(2,700)	(30)

		(51)

Health Care ((4.9)%)
Assited Living Concepts, Inc., Cl A*	(10,200)	(65)
Brookdale Senior Living, Inc.	(3,100)	(68)
Emeritus Corp.*	(1,000)	(25)
Health Management Associates, Inc., Cl A*	(1,700)	(7)
Healthcare Realty Trust, Inc. REIT	(1,000)	(29)
HEALTHSOUTH Corp.*	(900)	(17)
LTC Properties, Inc. REIT	(400)	(12)
Medical Properties Trust, Inc. REIT	(800)	(9)
Senior Housing Properties Trust REIT	(600)	(14)

		(246)

Heavy Construction ((2.4)%)
Michael Baker Corp.*	(1,700)	(59)
Quanta Services, Inc.*	(400)	(11)
URS Corp.*	(1,400)	(51)

		(121)

Homebuilders ((2.4)%)
Centex Corp.	(1,300)	(21)
Hilltop Holdings, Inc.*	(1,300)	(13)
KB Home	(1,600)	(32)
The Ryland Group, Inc.	(2,100)	(56)

		(122)

Hotels & Leisure Properties ((11.3)%)
Choice Hotels International, Inc.	(1,200)	(33)
DiamondRock Hospitality Co. REIT	(1,600)	(15)
FelCor Lodging Trust, Inc. REIT	(9,500)	(68)
Gaylord Entertainment Co.*	(2,800)	(82)
Marriott International, Inc., Cl A	(700)	(18)
Morgans Hotel Group*	(4,800)	(52)
Orient-Express Hotels Ltd., Cl A	(2,400)	(58)
Strategic Hotels & Resorts Inc. REIT	(6,400)	(48)
The Marcus Corp.	(6,200)	(100)
Vail Resorts, Inc.*	(2,900)	(102)

		(576)

Industrial ((0.1)%)
DCT Industrial Trust, Inc. REIT	(900)	(7)

Mortgage ((1.3)%)
CBRE Realty Finance, Inc. REIT	(6,100)	(8)
Chimera Investment Corp. REIT	(1,300)	(8)
KKR Financial Holdings LLC	(7,800)	(50)

		(66)

Office ((0.6)%)
Maguire Properties, Inc. REIT	(4,800)	(28)

Real Estate Services ((0.4)%)
Fidelity National Financial, Inc., Cl A	(1,200)	(17)

Residential ((0.7)%)
Post Properties, Inc.	(1,200)	(33)

See Notes to Financial Statements.

41

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Real Estate 130/30 Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Retail ((1.7)%)
Equity One, Inc. REIT	(3,000)	(62)
Kite Realty Group Trust REIT	(2,300)	(25)

		(87)

Total Common Stocks Sold Short		(1,454)

Total Investment Securities Sold Short (Proceeds $1,610)		(1,454)

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

42

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Select Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (92.8%)
Consumer Discretionary (8.4%)
DIRECTV Group, Inc. (The)*(a)	83,950	2,197
McDonald’s Corp.	45,810	2,827
NIKE, Inc., Cl B	38,150	2,552
Omnicom Group, Inc.(a)	46,550	1,795

		9,371

Consumer Staples (13.8%)
Colgate-Palmolive Co.	41,050	3,093
Costco Wholesale Corp.(a)	54,980	3,570
CVS Caremark Corp.	84,370	2,840
PepsiCo, Inc.	59,120	4,213
TJX Cos., Inc. (The)(a)	58,780	1,794

		15,510

Energy (10.4%)
Cameron International Corp.*(a)	72,750	2,804
Halliburton Co.	82,310	2,666
Occidental Petroleum Corp.	32,860	2,315
Schlumberger Ltd.	50,160	3,917

		11,702

Financials (4.2%)
AFLAC, Inc.	37,730	2,217
T. Rowe Price Group, Inc.(a)	45,540	2,446

		4,663

Health Care (17.0%)
Allergan, Inc.(a)	58,100	2,992
Baxter International, Inc.	49,850	3,272
Becton, Dickinson & Co.	42,550	3,415
Express Scripts, Inc.*	45,440	3,354
Gilead Sciences, Inc.*	52,785	2,406
Thermo Fisher Scientific, Inc.*	64,380	3,541

		18,980

Industrials (8.3%)
Emerson Electric Co.	57,250	2,335
Raytheon Co.(a)	53,610	2,869
Union Pacific Corp.	28,170	2,005
United Technologies Corp.	34,940	2,098

		9,307

Information Technology (26.7%)
Adobe Systems, Inc.*(a)	67,360	2,659
Analog Devices, Inc.	58,360	1,538
Apple, Inc.*	25,970	2,952
Cisco Systems, Inc.*	133,880	3,020
Google, Inc., Cl A*	9,210	3,689
Intel Corp.	207,696	3,890
International Business Machines Corp.	41,005	4,797
Oracle Corp.*	155,168	3,151
QUALCOMM, Inc.	64,980	2,792
Research In Motion Ltd.*	19,800	1,352

		29,840

Materials (4.0%)
Monsanto Co.	24,800	2,454
Praxair, Inc.	27,820	1,996

		4,450

Total Common Stocks		103,823

Short-Term Investment (12.6%)
Credit Suisse Enhanced Liquidity Fund(b)	14,054,800	14,055

Total Short-Term Investment		14,055

Money Market Fund (7.8%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	8,770,305	8,770

Total Money Market Fund		8,770

Total Investments (Cost $125,188)(d) — 113.2%		126,648
Liabilities in excess of other assets — (13.2)%		(14,724)

Net Assets — 100.0%		$111,924

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $14,546.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

43

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (96.4%)
Consumer Discretionary (14.7%)
Aeropostale, Inc.*(a)	109,594	3,519
Arbitron, Inc.	33,590	1,501
Brinker International, Inc.(a)	112,160	2,006
Deckers Outdoor Co.*(a)	43,595	4,537
Dress Barn, Inc. (The)*(a)	161,779	2,474
Fossil, Inc.*	179,412	5,065
FTI Consulting, Inc.*(a)	39,798	2,875
Guess?, Inc.(a)	64,983	2,261
Gymboree Corp., (The)*	88,151	3,129
Jack in the Box, Inc.*(a)	97,798	2,063
John Wiley & Sons, Inc., Cl A	68,791	2,783
LKQ Corp.*	220,347	3,739
Lululemon Athletica, Inc.*(a)	100,940	2,325
Lumber Liquidators, Inc.*(a)	15,581	196
Marvel Entertainment, Inc.*(a)	70,690	2,413
McCormick & Schmick’s Seafood Restaurants, Inc.*	241,056	2,348
Navigant Consulting, Inc.*	216,576	4,308
Netflix, Inc.*(a)	89,183	2,754
Priceline.com, Inc.*(a)	37,635	2,575
Tractor Supply Co.*(a)	100,300	4,218
Tupperware Brands Corp.(a)	184,072	5,086
Wabash National Corp.	197,373	1,865
Warnaco Group, Inc., (The)*	101,219	4,584
Wolverine World Wide, Inc.	92,650	2,453

		71,077

Consumer Staples (4.0%)
American Oriental Bioengineering, Inc.*(a)	274,058	1,778
BJ’s Wholesale Club, Inc.*(a)	95,524	3,712
Chattem, Inc.*(a)	63,145	4,937
Flowers Foods, Inc.(a)	134,075	3,936
Hanesbrands, Inc.*(a)	120,130	2,613
Ulta Salon, Cosmetics & Fragrance, Inc.*	197,580	2,624

		19,600

Energy (5.3%)
Arena Resources, Inc.*	52,950	2,057
Atwood Oceanics, Inc.*	49,852	1,815
Concho Resources, Inc.*	80,430	2,221
Core Laboratories NV	23,926	2,424
GMX Resources, Inc.*(a)	23,099	1,104
Dril-Quip, Inc.*	91,093	3,952
Grey Wolf, Inc.*(a)	583,314	4,538
Matrix Service Co.*(a)	162,448	3,103
Penn Virginia Corp.(a)	53,304	2,848
PetroQuest Energy, Inc.*(a)	112,763	1,731

		25,793

Financials (7.2%)
Digital Reality Trust, Inc. REIT(a)	58,780	2,777
DuPont Fabros Technology, Inc.	180,800	2,757
First Horizon National Corp.(a)	135,640	1,289
Hanover Insurance Group, Inc. (The)	106,307	4,839
Huron Consulting Group, Inc.*(a)	63,078	3,594
Navigators Group, Inc., (The)*(a)	30,063	1,744
NewAlliance Bancshares, Inc.(a)	151,789	2,281
SVB Financial Group*(a)	53,833	3,118
Tanger Factory Outlet Centers, Inc. REIT(a)	85,679	3,752
Texas Capital Bancshares, Inc.*	81,031	1,682
TNS, Inc.*	167,532	3,245
Waddell & Reed Financial, Inc., Cl A	92,830	2,298
Webster Financial Corp.	67,140	1,695

		35,071

Health Care (25.4%)
Alexion Pharmaceuticals, Inc.*(a)	211,258	8,303
Alkermes, Inc.*(a)	328,186	4,365
Alliance Imaging, Inc.*	415,749	4,270
AMAG Pharmaceuticals, Inc.*(a)	47,634	1,845
ArthroCare Corp.*(a)	154,386	4,280
BioMarin Pharmaceutical, Inc.*(a)	115,122	3,050
Cypress Bioscience, Inc.*	274,960	2,021
Datascope Corp.	25,118	1,297
Genoptix, Inc.*	113,314	3,702
Haemonetics Corp.*(a)	89,116	5,500
HealthExtras, Inc.*	168,498	4,401
K-V Pharmaceutical Co.*(a)	98,806	2,244
Meridian Bioscience, Inc.(a)	208,754	6,062
Neogen Corp.*	110,473	3,113
NuVasive, Inc.*(a)	114,892	5,668
OSI Pharmaceuticals, Inc.*(a)	74,429	3,669
PAREXEL International Corp.*	188,465	5,401

See Notes to Financial Statements.

44

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Growth Stock Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Health Care—continued

Perrigo Co.	138,900	5,342
Phase Forward, Inc.*	166,643	3,484
Progenics Pharmaceuticals, Inc.*(a)	226,494	3,015
Psychiatric Solutions, Inc.*(a)	169,456	6,431
Quidel Corp.*(a)	153,642	2,521
Savient Pharmaceuticals, Inc.*(a)	92,636	1,381
STERIS Corp.	208,066	7,819
Sun Healthcare Group, Inc.*	140,830	2,065
United Therapeutics Corp.*(a)	50,998	5,363
Varian, Inc.*	107,760	4,623
West Pharmaceutical Services, Inc.(a)	138,479	6,761
XenoPort, Inc.*(a)	108,750	5,273

		123,269

Industrials (10.0%)
American Superconductor Corp.*(a)	74,093	1,746
AZZ, Inc.*(a)	95,021	3,931
CIRCOR International, Inc.	76,730	3,332
Con-way, Inc.(a)	44,512	1,963
Curtiss-Wright Corp.(a)	122,196	5,554
EnergySolutions, Inc.	202,450	2,025
InnerWorkings, Inc.*(a)	290,175	3,218
Kansas City Southern*(a)	88,499	3,926
Lindsay Corp.(a)	51,004	3,711
Lufkin Industries, Inc.(a)	46,716	3,707
Orbital Sciences Corp.*(a)	233,517	5,597
Powell Industries, Inc.*(a)	90,999	3,714
RBC Bearings, Inc.*(a)	35,065	1,181
Robbins & Myers, Inc.(a)	58,141	1,798
URS Corp.*	52,546	1,927
Valmont Industries, Inc.	14,894	1,232

		48,562

Information Technology (21.7%)
Anixter International, Inc.*(a)	77,674	4,622
ANSYS, Inc.*(a)	65,250	2,471
Ariba, Inc.*(a)	347,533	4,911
AsiaInfo Holdings, Inc.*	283,496	2,602
Atheros Communications*(a)	89,177	2,103
AuthenTec, Inc.*(a)	482,474	1,037
Cavium Networks, Inc.*(a)	104,408	1,470
Cognex Corp.	485	10
Comtech Telecommunications Corp.*(a)	128,662	6,335
CyberSource Corp.*(a)	320,528	5,164
Dionex Corp.*(a)	79,451	5,049
Double-Take Software, Inc.*	252,911	2,516
Energy Conversion Devices, Inc.*(a)	51,890	3,023
eResearchTechnology, Inc.*(a)	354,737	4,225
FactSet Research Systems, Inc.	47,180	2,465
Informatica Corp.*(a)	300,341	3,901
Ingram Micro, Inc., Cl A*	206,540	3,319
ION Geophysical Corp.*(a)	127,128	1,804
j2 Global Communications, Inc.*(a)	186,634	4,358
Jack Henry & Associates, Inc.(a)	85,736	1,743
Manhattan Associates, Inc.*	184,007	4,111
ManTech International Corp., Cl A*(a)	75,437	4,473
MICROS Systems, Inc.*(a)	164,288	4,380
Nuance Communications, Inc.*(a)	214,700	2,617
Omniture, Inc.*(a)	167,375	3,073
Perot Systems Corp., Cl A*	178,143	3,091
PMC-Sierra, Inc.*(a)	481,100	3,570
Polycom, Inc.*(a)	205,704	4,758
Silicon Laboratories, Inc.*(a)	70,302	2,158
SPSS, Inc.*(a)	77,147	2,265
Sybase, Inc.*(a)	136,107	4,168
Tessera Technologies, Inc.*(a)	198,965	3,251

		105,043

Materials (5.8%)
American Vanguard Corp.(a)	127,273	1,919
Ameron International Corp.(a)	30,146	2,160
Greif, Inc., Cl A	45,339	2,975
Koppers Holdings, Inc.	86,091	3,221
Northwest Pipe Co.*(a)	71,233	3,107
Polypore International, Inc.*	129,834	2,793
Rock-Tenn Co., Cl A(a)	92,646	3,704
Silgan Holdings, Inc.	80,953	4,136
Willbros Group, Inc.*(a)	160,529	4,254

		28,269

Transportation (2.3%)
American Commercial Lines, Inc.*(a)	298,799	3,179
Hornbeck Offshore Services, Inc.*(a)	89,973	3,475
Kirby Corp.*(a)	71,161	2,700
Ultrapetrol Bahamas Ltd.*(a)	205,632	1,614

		10,968

Total Common Stocks		467,652

See Notes to Financial Statements.

45

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Growth Stock Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Warrants (0.0%)
Health Care (0.0%)
Drugmax, Inc.(b)(c)(d)	1,301,500	—

Telecommunications (0.0%)
Sunair Services Corp.(b)(c)(d)	350,000	—

Total Warrants		—

Short-Term Investment (44.3%)
Credit Suisse Enhanced Liquidity Fund(e)	214,964,154	214,964

Total Short-Term Investment		214,964

Money Market Fund (2.7%)
RidgeWorth Institutional Cash Management Money Market Fund(f)	13,322,618	13,323

Total Money Market Fund		13,323

Total Investments (Cost $700,358)(g) — 143.4%		695,939
Liabilities in excess of other assets — (43.4)%		(210,468)

Net Assets — 100.0%		$485,471

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $214,567.

(b)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.00% of net assets as of September 30, 2008.

(c)	Market value is zero.

(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2008 are identified below (in thousands):

					Percent of
Issue	Acquisition	Cost		Value	Net Assets
Description	Date	($)	Shares	($)	(%)

Drugmax, Inc. Warrants	9/27/2005	—	1,302	—	—
Sunair Services Corp Warrants	12/15/2005	—	350	—	—

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

REIT — Real Estate Investment Trust

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

46

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount($)	Value($)
Common Stocks (92.4%)
Consumer Discretionary (22.7%)
ABM Industries, Inc.	316,638	6,915
American Greetings Corp., Cl A(a)	171,800	2,627
Asbury Automotive Group, Inc.	536,139	6,176
Bassett Furniture Industries, Inc.	224,154	1,917
bebe Stores, Inc.(a)	580,934	5,676
Brink’s Co. (The)	73,000	4,454
Brown Shoe Co., Inc.(a)	319,588	5,235
CBRL Group, Inc.(a)	145,000	3,813
CKE Restaurants, Inc.	807,735	8,562
Cobra Electronics Corp.	87,814	207
Group 1 Automotive, Inc.(a)	177,800	3,864
Interface, Inc., Cl A(a)	1,670,721	18,996
K-Swiss, Inc., Cl A(a)	247,100	4,300
Movado Group, Inc.(a)	195,626	4,372
OfficeMax, Inc.(a)	262,300	2,332
Pep Boys-Manny, Moe & Jack (The)(a)	200,500	1,239
Signet Jewelers Ltd.(a)	48,839	1,142
Stage Stores, Inc.	205,654	2,809
Tempur-Pedic International, Inc.(a)	586,300	6,895
Thor Industries, Inc.(a)	168,100	4,172
Wendy’s/Arby’s Group, Inc., Cl A	1,801,150	9,474

		105,177

Consumer Staples (1.1%)
Diamond Foods, Inc.	44,900	1,259
PRIMEDIA, Inc.(a)	358,514	871
Regis Corp.(a)	110,600	3,041

		5,171

Energy (4.7%)
CARBO Ceramics, Inc.(a)	166,000	8,567
Core Laboratories NV	35,000	3,546
Holly Corp.	166,400	4,812
RPC, Inc.(a)	55,555	781
Tidewater, Inc.(a)	69,100	3,826

		21,532

Financials (16.9%)
Bank of Hawaii Corp.(a)	81,900	4,378
City National Corp.(a)	64,600	3,508
Evercore Partners, Inc., Cl A(a)	177,600	3,193
GFI Group, Inc.(a)	48,400	228
Glacier Bancorp, Inc.(a)	239,706	5,938
Greenhill & Co., Inc.(a)	22,500	1,659
HCC Insurance Holdings, Inc.	490,450	13,242
IPC Holdings Ltd.(a)	106,100	3,205
National City Corp.	239,300	419
OneBeacon Insurance Group Ltd.	157,167	3,324
Oppenheimer Holdings, Inc., Cl A	14,900	370
Ramco-Gershenson Properties Trust	172,000	3,856
Raymond James Financial, Inc.(a)	562,811	18,561
SWS Group, Inc.(a)	155,598	3,137
Washington Real Estate Investment Trust(a)	169,000	6,190
Wesco Financial Corp.	12,100	4,320
Zions Bancorp(a)	70,300	2,721

		78,249

Health Care (15.4%)
Brookdale Senior Living, Inc.(a)	86,200	1,896
Cooper Cos., Inc. (The)(a)	609,896	21,200
Ensign Group, Inc.	155,000	2,649
Mentor Corp.(a)	451,900	10,782
STERIS Corp.	460,757	17,315
Teleflex, Inc.	205,400	13,041
Vital Signs, Inc.	59,794	4,419

		71,302

Industrials (16.2%)
Autoliv, Inc.	204,400	6,899
Cubic Corp.(a)	103,800	2,553
Dynamic Materials Corp.(a)	103,600	2,405
EnergySolutions, Inc.	359,400	3,594
Genesis Lease Ltd. ADR(a)	211,580	1,849
Grupo Aeroportuario del Centro Norte SAB de CV ADR(a)	54,800	658
Grupo Aeroportuario del Pacifico SA de CV ADR	484,976	12,396
Heartland Express, Inc.(a)	274,700	4,263
Herman Miller, Inc.(a)	281,600	6,891
Kaiser Aluminum Corp.(a)	73,600	3,161
KMG Chemicals, Inc.(a)	47,900	334
LSI Industries, Inc.	38,700	320
Multi-Color Corp.	167,375	3,999
Snap-on, Inc.(a)	187,300	9,863
Tomkins PLC ADR	326,703	3,617
UTI Worldwide, Inc.	266,700	4,539
Wabtec Corp.(a)	136,700	7,003

See Notes to Financial Statements.

47

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Small Cap Value Equity Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Industrials—continued

Watson Wyatt Worldwide, Inc., Cl A(a)	13,400	666

		75,010

Information Technology (5.5%)
Black Box Corp.	73,000	2,521
Cohu, Inc.(a)	213,253	3,374
Fair Isaac Corp.(a)	611,560	14,102
Keithley Instruments, Inc.	213,600	1,788
Nam Tai Electronics, Inc.	461,196	3,768

		25,553

Materials (6.8%)
Aceto Corp.	238,100	2,283
Bemis Co., Inc.(a)	182,586	4,769
Harry Winston Diamond Corp.	229,100	3,047
Nalco Holding Co.	459,800	8,525
Packaging Corp. of America(a)	251,100	5,820
Valspar Corp. (The)(a)	316,544	7,056

		31,500

Telecommunication Services (2.4%)
Alaska Communications Systems Group, Inc.(a)	341,000	4,171
Meredith Corp.(a)	252,100	7,071

		11,242

Utilities (0.7%)
ALLETE, Inc.(a)	74,600	3,320

Total Common Stocks		428,056

Short-Term Investment (40.8%)
Credit Suisse Enhanced Liquidity Fund(b)	188,894,429	188,894

Total Short-Term Investment		188,894

Money Market Fund (8.6%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	40,051,623	40,052

Total Money Market Fund		40,052

Total Investments (Cost $690,485)(d) — 141.8%		657,002
Liabilities in excess of other assets — (41.8)%		(193,680)

Net Assets — 100.0%		$463,322

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $189,939.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

See Notes to Financial Statements.

48

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (129.2%)
Common Stocks (126.5%)
Aerospace/Defense (0.4%)
Rockwell Collins, Inc.	200	9
Spirit AeroSystems Holdings, Inc., Cl A*	500	8

		17

Commercial Services (2.6%)
Ambassadors Group, Inc.	1,100	18
ENGlobal Corp.*	3,200	43
Fidelity National Information Services, Inc.	600	11
IAC/InterActiveCorp*	600	10
Moody’s Corp.	600	20

		102

Consumer Discretionary (10.9%)
Aaron Rents, Inc.	400	11
Abercrombie & Fitch Co., Cl A	500	20
Buckle, Inc., (The)	400	22
Bunge Ltd.	300	19
Carnival Corp.	300	11
Coach, Inc.*	400	10
Darling International, Inc.*	800	9
eBay, Inc.*	1,200	27
Gannett Co., Inc.	600	10
Gap, Inc. (The)	1,100	19
Hasbro, Inc.	300	10
J.C. Penney Co., Inc.	600	20
Jos. A. Bank Clothiers, Inc.*	500	17
Kimberly-Clark Corp.	200	13
Marvel Entertainment, Inc.*	600	20
Mattel, Inc.	1,000	18
MeadWestvaco Corp.	800	19
Monster Worldwide, Inc.*	500	7
Netflix, Inc.*	400	12
Rent-A-Center, Inc.*	1,600	36
Russ Berrie & Co, Inc.*	4,300	33
Textron, Inc.	300	9
Time Warner, Inc.	4,500	59

		431

Consumer Staples (10.1%)
Altria Group, Inc.	4,300	85
Archer-Daniels-Midland Co.	1,500	33
CEC Entertainment, Inc.*	300	10
Kroger Co. (The)	400	11
Omega Protein Corp.*	1,700	20
Owens-Illinois, Inc.*	700	21
Pepsi Bottling Group, Inc. (The)	1,300	38
PepsiAmericas, Inc.	1,500	31
PepsiCo, Inc.	100	7
Philip Morris International, Inc.	400	19
Procter & Gamble Co. (The)	600	42
RadioShack Corp.	600	10
Wal-Mart Stores, Inc.	1,200	72

		399

Diversified Operations (0.3%)
Cooper Industries Ltd., Cl A	300	12

Energy (11.7%)
Anadarko Petroleum Corp.	600	29
Apache Corp.	100	11
Chevron Corp.	300	25
ConocoPhillips	700	51
Devon Energy Corp.	200	18
ENSCO International, Inc.	300	17
Exxon Mobil Corp.	2,200	171
Hess Corp.	300	25
Mariner Energy, Inc.*	800	16
Murphy Oil Corp.	200	13
Noble Corp.	400	18
Occidental Petroleum Corp.	600	42
Plug Power, Inc.*	10,100	10
Transocean, Inc.*	100	11
XTO Energy, Inc.	200	9

		466

Financials (18.9%)
ACE Ltd.	1,300	71
Bank of America Corp.	500	17
Bank of Hawaii Corp.	200	11
Bank of New York Mellon Corp.	1,200	39
Charles Schwab Corp. (The)	500	13
Citigroup, Inc.	1,000	21
Discover Financial Services	800	11
FirstMerit Corp.	600	13
Goldman Sachs Group, Inc. (The)	400	51
Hudson City Bancorp, Inc.	3,700	68
JPMorgan Chase & Co.	1,000	47
MSCI, Inc., Cl A*	700	17
NYSE Euronext	300	12
Oriental Financial Group, Inc.	600	11
PNC Financial Services Group, Inc.	100	7
Regions Financial Corp.	1,100	11
Republic Bancorp, Inc., Cl A	400	12
SEI Investments Co.	2,900	64
State Street Corp.	400	23
SVB Financial Group*	200	12
Torchmark Corp.	200	12
Travelers Cos., Inc. (The)	1,200	54
U.S. Bancorp	500	18

See Notes to Financial Statements.

49

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Financials—continued

UMB Financial Corp.	400	21
Unum Group	800	20
Wells Fargo & Co.	1,900	71
XL Capital Ltd., Cl A	1,300	23

		750

Health Care (19.6%)
Abbott Laboratories	700	40
Aetna, Inc.	600	22
AMERIGROUP Corp.*	400	10
Amgen, Inc.*	600	36
Biogen Idec, Inc.*	700	35
Boston Scientific Corp.*	1,000	12
Bristol-Myers Squibb Co.	1,200	25
Eli Lilly & Co.	700	31
Genzyme Corp.*	600	48
Gilead Sciences, Inc.*	1,100	50
Health Net, Inc.*	800	19
Hospira, Inc.*	500	19
Humana, Inc.*	600	25
IMS Health, Inc.	1,000	19
Johnson & Johnson	500	35
Laboratory Corp. of America Holdings*	200	14
Martek Biosciences Corp.	500	16
Medtronic, Inc.	800	40
Merck & Co., Inc.	700	22
Pfizer, Inc.	3,000	55
Schering-Plough Corp.	1,700	31
Tenet Healthcare Corp.*	1,900	11
Thermo Fisher Scientific, Inc.*	800	44
UnitedHealth Group, Inc.	400	10
Waters Corp.*	600	35
Watson Pharmaceuticals, Inc.*	800	23
WellPoint, Inc.*	400	19
Wyeth	500	18
Zimmer Holdings, Inc.*	200	13

		777

Industrials (16.0%)
3M Co.	200	14
Boeing Co. (The)	400	23
Ceradyne, Inc.*	400	15
Consolidated Graphics, Inc.*	900	27
Eaton Corp.	200	11
Emerson Electric Co.	600	24
Ennis, Inc.	3,100	48
General Electric Co.	5,300	135
ICF International, Inc.*	3,000	59
Illinois Tool Works, Inc.	400	18
Ingersoll-Rand Co. Ltd., Cl A	300	9
Innospec, Inc.	1,600	19
Manitowoc Co., Inc. (The)	1,000	15
Perini Corp.*	2,000	52
PPG Industries, Inc.	400	23
R.R. Donnelley & Sons Co.	800	20
Rockwell Automation, Inc.	500	19
Spherion Corp.*	11,000	53
TriMas Corp.*	3,000	20
United Parcel Service, Inc., Cl B	200	13
United States Steel Corp.	100	8
United Technologies Corp.	200	12

		637

Information Technology (14.2%)
Akamai Technologies, Inc.*	500	9
Altera Corp	500	10
Analog Devices, Inc	400	11
Apple, Inc.*	100	11
BMC Software, Inc.*	600	17
Cisco Systems, Inc.*	2,700	61
Computer Sciences Corp.*	1,200	48
Dell, Inc.*	2,000	33
EMC Corp.*	700	8
Hewlett-Packard Co	100	5
Intel Corp	3,600	67
International Business Machines Corp	400	47
Microsoft Corp	3,700	99
Motorola, Inc.	1,300	9
Oracle Corp.*	2,100	43
Sun Microsystems, Inc.*	1,300	10
Symantec Corp.*	1,200	23
Synopsys, Inc.*	1,000	20
Teradyne, Inc.*	2,000	16
VeriSign, Inc.*	600	16

		563

Insurance (0.6%)
AmTrust Financial Services, Inc.	1,000	13
Validus Holdings Ltd.	500	12

		25

Machinery Diversified (0.8%)
Caterpillar, Inc.	200	12
Dresser-Rand Group, Inc.*	600	19

		31

Materials (3.8%)
AK Steel Holding Corp.	400	10
Chemtura Corp.	9,000	41
Freeport-McMoRan Copper & Gold, Inc.	500	28

See Notes to Financial Statements.

50

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Materials—continued

H.B. Fuller Co.	400	8
Minerals Technologies, Inc.	400	24
Newmont Mining Corp.	200	8
Patriot Coal Corp.*	500	15
Terra Industries, Inc.	600	18

		152

Media (0.5%)
Viacom, Inc., Cl B*	800	20

Oil & Gas (3.8%)
Bronco Drilling Co, Inc.*	2,900	30
Endeavour International Corp.*	27,700	37
Energen Corp.	200	9
EOG Resources, Inc.	100	9
McMoRan Exploration Co.*	1,200	28
Union Drilling, Inc.*	1,300	14
W&T Offshore, Inc.	900	24

		151

Retail (2.6%)
Conn’s, Inc.*	700	13
Finish Line, Inc. (The), Cl A	5,100	51
Landry’s Restaurants, Inc.	2,500	39

		103

Semiconductors (0.5%)
National Semiconductor Corp.	1,100	19

Software (1.0%)
Magma Design Automation, Inc.*	4,700	19
Mentor Graphics Corp.*	900	10
Take-Two Interactive Software, Inc.	600	10

		39

Telecommunication Services (5.2%)
AT&T, Inc.	2,400	67
Embarq Corp.	400	16
Qwest Communications International, Inc.	2,400	8
Sprint Nextel Corp.	1,300	8
Verizon Communications, Inc.	3,300	106

		205

Utilities (3.0%)
AES Corp. (The)*	1,800	21
American Electric Power Co., Inc.	700	26
Edison International	1,000	40
Questar Corp.	300	12
WGL Holdings, Inc.	600	19

		118

Total Common Stocks		5,017

Foreign Common Stocks (2.3%)
Financials (2.3%)
Bermuda (2.3%)
PartnerRe Ltd.	1,400	93

Total Foreign Common Stocks		93

Short-Term Investment (0.4%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	15,607	16

Total Short-Term Investment		16

Total Investments — 129.2%
Total Long Positions (Cost $5,797)(a)		5,126

Other assets in excess of liabilities — 0.3%		12
Short Positions (see summary below) (29.5)%		(1,172)

Net Assets — 100.0%		$3,966

Short Positions ((29.5)%)
Common Stocks Sold Short ((29.5)%)
Aerospace/Defense ((0.3)%)
TransDigm Group, Inc.*	(300)	(10)

Commercial Services ((2.1)%)
Coinstar, Inc.*	(1,600)	(51)
Healthcare Services Group, Inc.	(600)	(11)
Rentrak Corp.*	(100)	(2)
Team, Inc.*	(500)	(18)

		(82)

Consumer Discretionary ((1.3)%)
Entercom Communications Corp., Cl A	(1,300)	(6)
M.D.C. Holdings, Inc.	(600)	(22)
Neenah Paper, Inc.	(500)	(10)
Red Lion Hotels Corp.*	(1,500)	(12)

		(50)

Energy ((1.7)%)
Holly Corp.	(700)	(20)
NATCO Group, Inc., Cl A*	(1,200)	(48)

		(68)

Environmental Control ((0.7)%)
American Ecology Corp.	(1,000)	(28)

Financials ((0.8)%)
NewBridge Bancorp	(1,400)	(7)
OneBeacon Insurance Group Ltd.	(700)	(15)
Taylor Capital Group, Inc.	(1,000)	(12)

		(34)

See Notes to Financial Statements.

51

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Equity 130/30 Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Health Care ((3.4)%)
Auxilium Pharmaceuticals, Inc.*	(300)	(10)
Micrus Endovascular Corp.*	(900)	(13)
NuVasive, Inc.*	(400)	(20)
PDI, Inc.*	(1,200)	(9)
Sunrise Senior Living, Inc.*	(1,100)	(15)
Volcano Corp.*	(3,200)	(55)
XenoPort, Inc.*	(300)	(15)

		(137)

Industrials ((4.1)%)
Casella Waste Systems, Inc., Cl A*	(4,400)	(52)
FreightCar America, Inc.	(300)	(9)
Hub Group, Inc., Cl A*	(300)	(11)
Louisiana-Pacific Corp.	(7,500)	(69)
Navistar International Corp.*	(200)	(11)
The Shaw Group, Inc.*	(400)	(12)

		(164)

Information Technology ((2.3)%)
InfoSpace, Inc.	(2,500)	(27)
ManTech International Corp., Cl A*	(300)	(18)
NCI, Inc., Cl A*	(600)	(17)
SI International, Inc.*	(400)	(12)
THQ, Inc.*	(1,600)	(19)

		(93)

Insurance ((2.6)%)
Fidelity National Financial, Inc., Cl A	(800)	(12)
Old Republic International Corp.	(2,200)	(28)
State Auto Financial Corp.	(300)	(9)
Stewart Information Services Corp.	(1,800)	(53)

		(102)

Materials ((1.5)%)
Huntsman Corp.	(100)	(1)
Intrepid Potash, Inc.*	(400)	(12)
Landec Corp.*	(4,100)	(34)
Penford Corp.	(700)	(12)

		(59)

Media ((0.3)%)
Global Traffic Network, Inc.*	(1,300)	(12)

Oil & Gas ((1.4)%)
Dril-Quip, Inc.*	(600)	(26)
Harvest Natural Resources, Inc.*	(3,100)	(31)

		(57)

Pipelines ((1.0)%)
Boardwalk Pipeline Partners, LP	(1,000)	(21)
Copano Energy LLC	(700)	(17)
NuStar GP Holdings LLC	(100)	(2)

		(40)

Retail ((1.1)%)
Carrols Restaurant Group, Inc.*	(2,045)	(6)
Rush Enterprises, Inc., Cl A*	(2,100)	(27)
Sonic Automotive, Inc., Cl A	(1,000)	(9)

		(42)

Semiconductors ((0.7)%)
Eagle Test Systems, Inc.*	(700)	(11)
Rambus, Inc.*	(1,300)	(16)

		(27)

Software ((1.3)%)
Concur Technologies, Inc.*	(300)	(12)
CyberSource Corp.*	(1,500)	(24)
OPNET Technologies, Inc.*	(1,300)	(16)

		(52)

Telecommunications ((0.7)%)
IPG Photonics Corp.*	(1,400)	(27)

Transportation ((1.2)%)
DHT Maritime, Inc.	(2,300)	(16)
Dynamex, Inc.*	(400)	(11)
PHI, Inc.*	(600)	(22)

		(49)

Utilities ((1.0)%)
ITC Holdings Corp.	(400)	(21)
Otter Tail Corp.	(300)	(9)
PNM Resources, Inc.	(900)	(9)

		(39)

Total Common Stocks Sold Short		(1,172)

Total Investment Securities Sold Short (Proceeds $1,264)		(1,172)

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

52

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Aggressive Growth Fund

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (97.0%)(a)
RidgeWorth Aggressive Growth Stock Fund	65,268	740
RidgeWorth International Equity Index Fund	152,880	2,131
RidgeWorth Large Cap Core Equity Fund	399,699	5,084
RidgeWorth Large Cap Growth Stock Fund	346,791	3,041
RidgeWorth Large Cap Quantitative Equity Fund	283,185	2,931
RidgeWorth Large Cap Value Equity Fund	494,948	5,548
RidgeWorth Mid-Cap Core Equity Fund	109,825	1,106
RidgeWorth Mid-Cap Value Equity Fund	82,767	748
RidgeWorth Select Large Cap Growth Stock Fund	112,088	2,852
RidgeWorth Small Cap Growth Stock Fund	89,884	1,181
RidgeWorth Small Cap Value Equity Fund	86,647	970

Total Equity Funds		26,332

Exchange Traded Fund (1.0%)
iShares MSCI Emerging Markets Index Fund	7,525	260

Total Exchange Traded Fund		260

Money Market Fund (2.3%)(a)
RidgeWorth Prime Quality Money Market Fund	623,918	624

Total Money Market Fund		624

Total Investments (Cost $27,930) (b) — 100.3%		27,216
Liabilities in excess of other assets — (0.3)%		(83)

Net Assets — 100.0%		$27,133

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

53

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Conservative Fund

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (21.2%)(a)
RidgeWorth Aggressive Growth Stock Fund	6,012	68
RidgeWorth International Equity Index Fund	13,378	186
RidgeWorth Large Cap Core Equity Fund	32,902	419
RidgeWorth Large Cap Growth Stock Fund	28,488	250
RidgeWorth Large Cap Quantitative Equity Fund	23,741	246
RidgeWorth Large Cap Value Equity Fund	41,204	462
RidgeWorth Mid-Cap Core Equity Fund	9,430	95
RidgeWorth Mid-Cap Value Equity Fund	4,640	42
RidgeWorth Select Large Cap Growth Stock Fund	9,146	233
RidgeWorth Small Cap Growth Stock Fund	5,874	77
RidgeWorth Small Cap Value Equity Fund	8,751	98

Total Equity Funds		2,176

Fixed Income Funds (76.0%)(a)
RidgeWorth Seix Floating Rate High Income Fund	46,301	401
RidgeWorth Seix High Yield Fund	21,801	196
RidgeWorth Total Return Bond Fund	671,899	6,585
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	61,805	616

Total Fixed Income Funds		7,798

Exchange Traded Fund (0.2%)
iShares MSCI Emerging Markets Index Fund	642	22

Total Exchange Traded Fund		22

Money Market Fund (2.3%)(a)
RidgeWorth Prime Quality Money Market Fund	232,178	232

Total Money Market Fund		232

Total Investments (Cost $10,488)(b) — 99.7%		10,228
Other assets in excess of liabilities — 0.3%		28

Net Assets — 100.0%		$10,256

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

54

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Growth and Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (68.3%)(a)
RidgeWorth Aggressive Growth Stock Fund	124,670	1,413
RidgeWorth International Equity Index Fund	300,869	4,194
RidgeWorth Large Cap Core Equity Fund	748,245	9,519
RidgeWorth Large Cap Growth Stock Fund	667,199	5,851
RidgeWorth Large Cap Quantitative Equity Fund	538,420	5,573
RidgeWorth Large Cap Value Equity Fund	929,884	10,425
RidgeWorth Mid-Cap Core Equity Fund	209,497	2,110
RidgeWorth Mid-Cap Value Equity Fund	157,615	1,425
RidgeWorth Select Large Cap Growth Stock Fund	216,486	5,507
RidgeWorth Small Cap Growth Stock Fund	183,825	2,415
RidgeWorth Small Cap Value Equity Fund	161,115	1,803

Total Equity Funds		50,235

Fixed Income Funds (29.4%)(a)
RidgeWorth Seix Floating Rate High Income Fund	132,674	1,150
RidgeWorth Seix High Yield Fund	62,970	565
RidgeWorth Total Return Bond Fund	1,858,905	18,217
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	174,267	1,737

Total Fixed Income Funds		21,669

Exchange Traded Fund (0.7%)
iShares MSCI Emerging Markets Index Fund	14,345	495

Total Exchange Traded Fund		495

Money Market Fund (1.9%)(a)
RidgeWorth Prime Quality Money Market Fund	1,432,233	1,432

Total Money Market Fund		1,432

Total Investments (Cost $75,350)(b) — 100.3%		73,831
Liabilities in excess of other assets — (0.3)%		(194)

Net Assets — 100.0%		$73,637

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

55

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Moderate Growth Fund

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (48.9%)(a)
RidgeWorth Aggressive Growth Stock Fund	184,932	2,095
RidgeWorth International Equity Index Fund	436,065	6,079
RidgeWorth Large Cap Core Equity Fund	1,103,469	14,036
RidgeWorth Large Cap Growth Stock Fund	1,007,849	8,839
RidgeWorth Large Cap Quantitative Equity Fund	784,847	8,123
RidgeWorth Large Cap Value Equity Fund	1,370,707	15,367
RidgeWorth Mid-Cap Core Equity Fund	305,972	3,081
RidgeWorth Mid-Cap Value Equity Fund	232,005	2,097
RidgeWorth Select Large Cap Growth Stock Fund	326,555	8,307
RidgeWorth Small Cap Growth Stock Fund	291,036	3,824
RidgeWorth Small Cap Value Equity Fund	235,272	2,633

Total Equity Funds		74,481

Fixed Income Funds (48.4%)(a)
RidgeWorth Seix Floating Rate High Income Fund	443,005	3,841
RidgeWorth Seix High Yield Fund	189,306	1,700
RidgeWorth Total Return Bond Fund	6,399,518	62,715
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	545,194	5,435

Total Fixed Income Funds		73,691

Exchange Traded Fund (0.5%)
iShares MSCI Emerging Markets Index Fund	21,996	760

Total Exchange Traded Fund		760

Money Market Fund (2.4%)(a)
RidgeWorth Prime Quality Money Market Fund	3,595,667	3,596

Total Money Market Fund		3,596

Total Investments (Cost $156,908)(b) — 100.2%		152,528
Liabilities in excess of other assets — (0.2)%		(321)

Net Assets — 100.0%		$152,207

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

56

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Target Date 2015 Fund

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (113.8%)(a)
RidgeWorth Aggressive Growth Stock Fund	9,078	103
RidgeWorth International Equity Index Fund	21,298	297
RidgeWorth Large Cap Core Equity Fund	51,459	655
RidgeWorth Large Cap Growth Stock Fund	45,294	397
RidgeWorth Large Cap Quantitative Equity Fund	38,007	393
RidgeWorth Large Cap Value Equity Fund	67,933	762
RidgeWorth Mid-Cap Core Equity Fund	15,075	152
RidgeWorth Mid-Cap Value Equity Fund	7,912	71
RidgeWorth Select Large Cap Growth Stock Fund	14,672	373
RidgeWorth Small Cap Growth Stock Fund	9,614	126
RidgeWorth Small Cap Value Equity Fund	11,422	128

Total Equity Funds		3,457

Fixed Income Funds (75.3%)(a)
RidgeWorth Seix Floating Rate High Income Fund	13,836	120
RidgeWorth Seix High Yield Fund	6,582	59
RidgeWorth Total Return Bond Fund	194,850	1,910
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	19,716	197

Total Fixed Income Funds		2,286

Exchange Traded Fund (1.2%)
iShares MSCI Emerging Markets Index Fund	1,024	35

Total Exchange Traded Fund		35

Money Market Fund (4.2%)(a)
RidgeWorth Prime Quality Money Market Fund	129,112	129

Total Money Market Fund		129

Total Investments (Cost $6,411)(b) — 194.5%		5,907
Liabilities in excess of other assets — (94.5)%		(2,870)

Net Assets — 100.0%		$3,037

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

57

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Target Date 2025 Fund

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (129.8%)(a)
RidgeWorth Aggressive Growth Stock Fund	14,708	166
RidgeWorth International Equity Index Fund	33,848	472
RidgeWorth Large Cap Core Equity Fund	83,375	1,061
RidgeWorth Large Cap Growth Stock Fund	73,314	643
RidgeWorth Large Cap Quantitative Equity Fund	61,648	639
RidgeWorth Large Cap Value Equity Fund	109,098	1,224
RidgeWorth Mid-Cap Core Equity Fund	24,503	247
RidgeWorth Mid-Cap Value Equity Fund	18,248	165
RidgeWorth Select Large Cap Growth Stock Fund	23,534	599
RidgeWorth Small Cap Growth Stock Fund	16,150	212
RidgeWorth Small Cap Value Equity Fund	19,247	215

Total Equity Funds		5,643

Fixed Income Funds (36.9%)(a)
RidgeWorth Seix Floating Rate High Income Fund	9,885	85
RidgeWorth Seix High Yield Fund	4,677	42
RidgeWorth Total Return Bond Fund	134,714	1,319
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	15,854	158

Total Fixed Income Funds		1,604

Exchange Traded Fund (1.3%)
iShares MSCI Emerging Markets Index Fund	1,677	58

Total Exchange Traded Fund		58

Money Market Fund (4.7%)(a)
RidgeWorth Prime Quality Money Market Fund	202,786	203

Total Money Market Fund		203

Total Investments (Cost $8,426)(b) — 172.7%		7,508
Liabilities in excess of other assets — (72.7)%		(3,161)

Net Assets — 100.0%		$4,347

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

58

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Target Date 2035 Fund

	Shares or
	Principal
	Amount($)	Value($)
Equity Funds (154.9%)(a)
RidgeWorth Aggressive Growth Stock Fund	10,658	121
RidgeWorth International Equity Index Fund	25,107	350
RidgeWorth Large Cap Core Equity Fund	60,061	763
RidgeWorth Large Cap Growth Stock Fund	53,232	467
RidgeWorth Large Cap Quantitative Equity Fund	44,588	462
RidgeWorth Large Cap Value Equity Fund	79,270	889
RidgeWorth Mid-Cap Core Equity Fund	17,750	179
RidgeWorth Mid-Cap Value Equity Fund	13,272	120
RidgeWorth Select Large Cap Growth Stock Fund	17,072	434
RidgeWorth Small Cap Growth Stock Fund	11,671	153
RidgeWorth Small Cap Value Equity Fund	13,941	156

Total Equity Funds		4,094

Fixed Income Funds (19.6%)(a)
RidgeWorth Seix Floating Rate High Income Fund	4,556	39
RidgeWorth Seix High Yield Fund	1,553	14
RidgeWorth Total Return Bond Fund	42,097	413
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	5,176	52

Total Fixed Income Funds		518

Exchange Traded Fund (1.6%)
iShares MSCI Emerging Markets Index Fund	1,199	41

Total Exchange Traded Fund		41

Money Market Fund (4.9%)(a)
RidgeWorth Prime Quality Money Market Fund	130,044	130

Total Money Market Fund		130

Total Investments (Cost $5,443)(b) — 181.0%		4,783
Liabilities in excess of other assets — (81.0)%		(2,140)

Net Assets — 100.0%		$2,643

(a)	Affiliate investment. Investments is in I Shares.

(b)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

59

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands except per share amounts)
(Unaudited)

	Aggressive	Emerging	International		International	Large Cap
	Growth	Growth	Equity	International	Equity	Core
	Stock Fund	Stock Fund	130/30 Fund	Equity Fund	Index Fund	Equity Fund

Assets:
Total Investments, at Cost	$294,289	$149,729	$149,654	$973,696	$686,989	$1,214,044

Investments, at Value*	$307,852	$137,054	$118,471	$833,980	$771,938	$1,264,726
Investments in Affiliates, at Value	1,811	5,185	—	—	—	—

Total Investments	309,663	142,239	118,471	833,980	771,938	1,264,726

Foreign Currency, at Value (Cost $—, $—, $499, $1,379, $1,293 and $—, respectively)	—	—	495	1,363	1,297	—
Interest and Dividends Receivable	23	23	326	3,018	2,201	1,060
Receivable for Capital Shares Issued	195	169	190	922	1,361	618
Receivable for Investment Securities Sold	789	475	1,602	41,103	10,469	20,383
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	—	—	—	8	—
Reclaims Receivable	—	—	43	461	257	—
Receivable from Adviser	—	—	3	—	—	3
Prepaid Expenses	16	17	32	13	17	16

Total Assets	310,686	142,923	121,162	880,860	787,548	1,286,806

Liabilities:
Payable for Fund Overdraft	—	—	—	—	9,841	3,213
Payable for Investment Securities Purchased	979	49	5,382	39,094	—	1,781
Payable for Investment Securities Sold Short, at Value (Proceeds $—, $—, $28,636, $—, $— and $—, respectively)	—	—	25,079	—	—	—
Dividends Payable for Securities Sold Short	—	—	65	—	—	—
Payable for Capital Shares Redeemed	417	78	151	947	2,234	3,754
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	—	—	7	—	—
Payable Upon Return of Securities Loaned	43,314	20,298	—	71,043	81,379	233,260
Investment Advisory Fees Payable	264	118	101	774	309	752
Administration, Fund Accounting and Transfer Agency Fees Payable	4	1	15	57	19	15
Compliance Services Fees Payable	—	—	—	1	1	5
Distribution and Service Fees Payable	2	—	—	6	5	38
Custodian Fees Payable	8	4	86	362	320	118
Trustee Fees Payable	3	1	1	4	11	4
Accrued Expenses	30	17	7	32	126	91

Total Liabilities	45,021	20,566	30,887	112,327	94,245	243,031

Net Assets	$265,665	$122,357	$90,275	$768,533	$693,303	$1,043,775

Net Assets Consist of:
Capital	$255,698	$132,216	$131,602	$890,929	$626,834	$1,086,193
Accumulated Net Investment Income (Loss)	(1,241)	(477)	391	16,971	23,182	198
Accumulated Net Realized Gain (Loss) from Investment and Foreign Currency Transactions	(4,166)	(1,892)	(14,127)	422	(41,629)	(93,298)
Net Unrealized Appreciation/Depreciation on Investments and Foreign Currencies	15,374	(7,490)	(27,591)	(139,789)	84,916	50,682

Net Assets	$265,665	$122,357	$90,275	$768,533	$693,303	$1,043,775

Net Assets:
I Shares	$262,861	$121,834	$90,259	$756,651	$684,581	$979,271
A Shares	668	459	14	7,509	4,291	28,313
C Shares	2,136	64	2	4,373	4,431	36,191
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	23,205	11,678	14,955	71,935	49,107	76,969
A Shares	59	45	2	724	311	2,202
C Shares	198	7	1	452	331	2,888
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$11.33	$10.43	$6.04	$10.52	$13.94	$12.72
A Shares	11.17	10.26	6.04	10.38	13.80	12.86
C Shares(b)	10.82	9.95	6.04	9.68	13.37	12.53
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$11.33	$10.43	$6.04	$10.52	$13.94	$12.72
A Shares	11.85	10.89	6.41	11.01	14.64	13.64
C Shares	10.82	9.95	6.04	9.68	13.37	12.53
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $45,083, $20,696, $—, $69,004, $76,664, and $244,796, respectively.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price per share varies based on length of time shares are held.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

60

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands except per share amounts)
(Unaudited)

	Large Cap	Large Cap	Large Cap	Mid-Cap	Mid-Cap
	Growth	Quantitative	Value	Core	Value	Real Estate
	Stock Fund	Equity Fund	Equity Fund	Equity Fund	Equity Fund	130/30 Fund

Assets:
Total Investments, at Cost	$606,844	$91,837	$1,453,483	$189,466	$401,141	$6,507

Investments, at Value*	$598,934	$87,034	$1,314,789	$189,936	$355,665	$6,490
Investments in Affiliates, at Value	23,299	—	79,247	1,249	19,300	—

Total Investments	622,233	87,034	1,394,036	191,185	374,965	6,490

Cash	—	658	—	—	—	—
Interest and Dividends Receivable	442	175	2,069	391	689	22
Receivable for Capital Shares Issued	520	19	452	173	208	—
Receivable for Investment Securities Sold	4,805	—	19,996	1,956	22,251	369
Receivable from Adviser	12	—	—	—	—	7
Prepaid Expenses	18	15	18	7	14	32

Total Assets	628,030	87,901	1,416,571	193,712	398,127	6,920

Liabilities:
Payable for Fund Overdraft	—	—	—	—	—	45
Payable for Investment Securities Purchased	9,225	—	35,529	427	26,022	370
Payable for Investment Securities Sold Short, at Value (Proceeds $—, $—, $—, $—, $— and $1,610, respectively)	—	—	—	—	—	1,454
Dividends Payable for Securities Sold Short	—	—	—	—	—	3
Payable for Capital Shares Redeemed	1,688	649	2,521	696	562	—
Payable Upon Return of Securities Loaned	84,429	—	190,906	49,924	84,069	—
Investment Advisory Fees Payable	451	67	794	129	240	6
Administration, Fund Accounting and Transfer Agency Fees Payable	23	3	18	4	6	1
Compliance Services Fees Payable	1	—	—	—	—	—
Distribution and Service Fees Payable	33	1	32	7	4	—
Custodian Fees Payable	15	25	18	7	11	2
Trustee Fees Payable	7	1	9	3	2	—
Accrued Expenses	94	7	112	34	29	1

Total Liabilities	95,966	753	229,939	51,231	110,945	1,882

Net Assets	$532,064	$87,148	$1,186,632	$142,481	$287,182	$5,038

Net Assets Consist of:
Capital	$526,901	$107,794	$1,362,352	$136,138	$351,710	$5,128
Accumulated Net Investment Income (Loss)	(101)	5	398	272	514	15
Accumulated Net Realized Gain (Loss) from Investment Transactions	(10,125)	(15,848)	(116,671)	4,352	(38,866)	(244)
Net Unrealized Appreciation/Depreciation on Investments	15,389	(4,803)	(59,447)	1,719	(26,176)	139

Net Assets	$532,064	$87,148	$1,186,632	$142,481	$287,182	$5,038

Net Assets:
I Shares	$457,737	$86,024	$1,123,136	$130,177	$279,347	$5,033
A Shares	53,010	491	39,334	6,788	4,663	N/A
C Shares	21,317	633	24,162	5,516	3,172	5
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	52,182	8,308	100,192	12,924	30,897	512
A Shares	6,490	48	3,521	709	517	N/A
C Shares	2,900	64	2,190	640	355	1
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$8.77	$10.35	$11.21	$10.07	$9.04	$9.83
A Shares	8.17	10.26	11.17	9.57	9.00	N/A
C Shares(b)	7.35	9.91	11.04	8.62	8.95	9.83
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$8.77	$10.35	$11.21	$10.07	$9.04	$9.83
A Shares	8.67	10.89	11.85	10.15	9.55	N/A
C Shares	7.35	9.91	11.04	8.62	8.95	9.83
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%

*	Investments include securities on loan of $86,338, $—, $193,662, $50,992, $87,377 and $—, respectively.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price per share varies based on length of time shares are held.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

61

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands except per share amounts)
(Unaudited)

	Select				Life Vision
	Large Cap	Small Cap	Small Cap	U.S. Equity	Aggressive	Life Vision
	Growth	Growth	Value	130/30	Growth	Conservative
	Stock Fund	Stock Fund	Equity Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$125,188	$700,358	$690,485	$5,797	$27,930	$10,488

Investments, at Value*	$117,878	$682,616	$616,950	$5,126	$260	$22
Investments in Affiliates, at Value	8,770	13,323	40,052	—	26,956	10,206

Total Investments	126,648	695,939	657,002	5,126	27,216	10,228

Interest and Dividends Receivable	68	401	1,044	6	3	31
Receivable for Capital Shares Issued	83	1,015	192	—	6	5
Receivable for Investment Securities Sold	—	11,892	8,198	287	—	—
Receivable from Adviser	—	—	—	7	—	1
Prepaid Expenses	7	10	18	33	6	5

Total Assets	126,806	709,257	666,454	5,459	27,231	10,270

Liabilities:
Payable for Investment Securities Purchased	—	5,154	12,142	310	—	—
Payable for Investment Securities Sold Short, at Value (Proceeds $—, $—, $—, $1,264, $— and $—, respectively)	—	—	—	1,172	—	—
Payable for Capital Shares Redeemed	697	3,032	1,544	—	75	4
Payable Upon Return of Securities Loaned	14,055	214,964	188,894	—	—	—
Investment Advisory Fees Payable	81	484	453	2	2	1
Administration, Fund Accounting and Transfer Agency Fees Payable	3	21	17	2	2	—
Compliance Services Fees Payable	—	—	—	—	—	—
Distribution and Service Fees Payable	19	14	18	—	4	3
Custodian Fees Payable	7	60	10	3	3	1
Trustee Fees Payable	2	1	3	—	1	—
Accrued Expenses	18	56	51	4	11	5

Total Liabilities	14,882	223,786	203,132	1,493	98	14

Net Assets	$111,924	$485,471	$463,322	$3,966	$27,133	$10,256

Net Assets Consist of:
Capital	$283,829	$491,548	$491,014	$5,016	$24,035	$10,666
Accumulated Net Investment Income (Loss)	(25)	(967)	448	—	(1)	8
Accumulated Net Realized Gain (Loss) from Investment Transactions	(173,340)	(691)	5,343	(471)	3,813	(158)
Net Unrealized Appreciation/Depreciation on Investments	1,460	(4,419)	(33,483)	(579)	(714)	(260)

Net Assets	$111,924	$485,471	$463,322	$3,966	$27,133	$10,256

Net Assets:
I Shares	$89,857	$459,241	$439,857	$3,966	$19,459	$4,837
A Shares	621	14,133	4,239	N/A	2,641	562
B Shares	N/A	N/A	N/A	N/A	3,546	3,959
C Shares	21,446	12,097	19,226	N/A	1,487	898
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	3,532	34,962	39,322	502	2,106	461
A Shares	25	1,132	384	N/A	286	54
B Shares	N/A	N/A	N/A	N/A	390	378
C Shares	923	1,101	1,804	N/A	162	86
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$25.44	$13.14	$11.19	$7.90	$9.24	$10.49
A Shares	25.19	12.48	11.05	N/A	9.21	10.50
B Shares(b)	N/A	N/A	N/A	N/A	9.08	10.49
C Shares(b)	23.24	10.99	10.66	N/A	9.17	10.47
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$25.44	$13.14	$11.19	$7.90	$9.24	$10.49
A Shares	26.73	13.24	11.72	N/A	9.77	11.02
B Shares	N/A	N/A	N/A	N/A	9.08	10.49
C Shares	23.24	10.99	10.66	N/A	9.17	10.47
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%	4.75%

*	Investments include securities on loan of $14,546, $214,567, $189,939, $—, $— and $—, respectively.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price per share varies based on length of time shares are held.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

62

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands except per share amounts)
(Unaudited)

	Life Vision	Life Vision	Life Vision	Life Vision	Life Vision
	Growth and	Moderate	Target Date	Target Date	Target Date
	Income Fund	Growth Fund	2015 Fund	2025 Fund	2035 Fund

Assets:
Total Investments, at Cost	$75,350	$156,908	$6,411	$8,426	$5,443

Investments, at Value	$495	$760	$35	$58	$41
Investments in Affiliates, at Value	73,336	151,768	5,872	7,450	4,742

Total Investments	73,831	152,528	5,907	7,508	4,783

Dividends Receivable	92	299	9	7	2
Receivable for Capital Shares Issued	12	32	101	5	6
Receivable from Adviser	—	—	1	1	1
Prepaid Expenses	9	13	5	5	5

Total Assets	73,944	152,872	6,023	7,526	4,797

Liabilities:
Payable for Capital Shares Redeemed	268	593	2,978	3,174	2,150
Investment Advisory Fees Payable	6	13	1	1	—
Administration, Fund Accounting and Transfer Agency Fees Payable	4	4	—	1	—
Compliance Services Fees Payable	—	—	—	—	—
Distribution and Service Fees Payable	12	23	—	—	—
Custodian Fees Payable	7	11	3	1	—
Trustee Fees Payable	—	1	—	—	—
Accrued Expenses	10	20	4	2	4

Total Liabilities	307	665	2,986	3,179	2,154

Net Assets	$73,637	$152,207	$3,037	$4,347	$2,643

Net Assets Consist of:
Capital	$67,858	$153,146	$3,873	$5,608	$3,452
Accumulated Net Investment Income (Loss)	17	69	2	2	1
Accumulated Net Realized Gain (Loss) from Investment Transactions	7,281	3,372	(334)	(345)	(150)
Net Unrealized Appreciation/Depreciation on Investments	(1,519)	(4,380)	(504)	(918)	(660)

Net Assets	$73,637	$152,207	$3,037	$4,347	$2,643

Net Assets:
I Shares	$53,463	$118,483	$2,998	$4,318	$2,628
A Shares	4,041	7,856	39	29	15
B Shares	11,745	8,610	N/A	N/A	N/A
C Shares	4,388	17,258	N/A	N/A	N/A
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	5,179	12,321	308	440	275
A Shares	393	818	4	3	2
B Shares	1,141	899	N/A	N/A	N/A
C Shares	429	1,802	N/A	N/A	N/A
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$10.32	$9.62	$9.74	$9.81	$9.56
A Shares	10.30	9.61	9.72	9.81	9.55
B Shares(b)	10.29	9.57	N/A	N/A	N/A
C Shares(b)	10.24	9.58	N/A	N/A	N/A
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$10.32	$9.62	$9.74	$9.81	$9.56
A Shares	10.93	10.20	10.31	10.41	10.13
B Shares	10.29	9.57	N/A	N/A	N/A
C Shares	10.24	9.58	N/A	N/A	N/A
Maximum Sales Charge — A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price per share varies based on length of time shares are held.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

63

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Six Months Ended September 30, 2008  (Amounts in thousands)
(Unaudited)

	Aggressive	Emerging	International		International	Large Cap
	Growth	Growth	Equity	International	Equity	Core
	Stock Fund	Stock Fund	130/30 Fund	Equity Fund	Index Fund	Equity Fund

Investment Income:
Dividend Income	$405	$126	$2,127	$24,251	$25,543	$11,063
Dividend Income from Affiliated Investment Companies	35	36	—	—	—	165
Interest Income	—	—	5	90	26	—
Net Income from Securities Lending	200	124	—	1,379	1,652	578
Less: Foreign Taxes Withheld	—	—	(170)	(2,554)	(2,927)	—

Total Investment Income	640	286	1,962	23,166	24,294	11,806

Expenses:
Investment Advisory Fees	1,770	713	552	5,558	2,234	4,995
Administration, Fund Accounting and Transfer Agency Fees	44	17	34	163	173	180
Compliance Services Fees	4	2	1	16	12	17
Distribution and Service Fees — A Shares	1	1	—	16	9	42
Distribution and Service Fees — C Shares	13	—	—	30	29	216
Custodian Fees	6	4	78	307	249	12
Printing Fees	8	3	2	29	22	34
Professional Fees	7	3	6	28	16	25
Registration Fees	15	11	18	17	15	19
Trustee Fees	3	1	1	11	9	13
Dividend Expense on Securities Sold Short	—	—	888	—	—	—
Other Fees	7	1	1	27	15	31

Total Expenses	1,878	756	1,581	6,202	2,783	5,584
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	(11)	—	—	—
Less: Administration Fees Waived	(2)	(1)	(10)	(6)	(6)	(42)

Net Expenses	1,876	755	1,560	6,196	2,777	5,542

Net Investment Income (Loss)	(1,236)	(469)	402	16,970	21,517	6,264

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment and Foreign Currency Transactions	(4,265)	(3,248)	(18,629)	(6,685)	(5,916)	(43,358)
Securities Sold Short	—	—	4,922	—	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments and Foreign Currencies:	(8,814)	(4,785)	(30,944)	(245,262)	(216,860)	(79,845)
Securities Sold Short	—	—	3,573	—	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:	(13,079)	(8,033)	(41,078)	(251,947)	(222,776)	(123,203)

Change in Net Assets from Operations	$(14,315)	$(8,502)	$(40,676)	$(234,977)	$(201,259)	$(116,939)

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

64

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Six Months Ended September 30, 2008  (Amounts in thousands)
(Unaudited)

	Large Cap	Large Cap	Large Cap	Mid-Cap	Mid-Cap
	Growth	Quantitative	Value	Core	Value	Real Estate
	Stock Fund	Equity Fund	Equity Fund	Equity Fund	Equity Fund	130/30 Fund

Investment Income:
Dividend Income	$3,439	$1,012	$16,412	$1,523	$3,149	$132
Dividend Income from Affiliated Investment Companies	269	9	1,156	17	121	—
Net Income from Securities Lending	333	—	826	177	521	—

Total Investment Income	4,041	1,021	18,394	1,717	3,791	132

Expenses:
Investment Advisory Fees	3,105	543	4,700	927	1,428	32
Administration, Fund Accounting and Transfer Agency Fees	114	18	167	31	42	2
Compliance Services Fees	9	2	13	2	4	—
Distribution and Service Fees — A Shares	96	1	67	12	11	N/A
Distribution and Service Fees — C Shares	134	4	140	35	19	—
Custodian Fees	11	23	19	11	8	5
Printing Fees	17	2	26	4	7	—
Professional Fees	13	3	17	3	5	5
Registration Fees	17	13	17	19	17	18
Trustee Fees	7	1	10	2	3	—
Dividend Expense on Securities Sold Short	—	—	—	—	—	44
Other Fees	26	2	18	6	6	—

Total Expenses	3,549	612	5,194	1,052	1,550	106
Less: Investment Advisory Fees Waived/Expenses Reimbursed	(11)	—	—	—	—	(25)
Less: Administration Fees Waived	(40)	(5)	(8)	(4)	(2)	(1)

Net Expenses	3,498	607	5,186	1,048	1,548	80

Net Investment Income (Loss)	543	414	13,208	669	2,243	52

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions	(8,337)	(1,688)	(77,397)	(42)	(13,373)	(269)
Securities Sold Short	—	—	—	—	—	15
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(57,254)	(2,363)	(52,825)	(16,422)	(5,078)	(61)
Securities Sold Short	—	—	—	—	—	71

Net Realized and Unrealized Gain (Loss) on Investments	(65,591)	(4,051)	(130,222)	(16,464)	(18,451)	(244)

Change in Net Assets from Operations	$(65,048)	$(3,637)	$(117,014)	$(15,795)	$(16,208)	$(192)

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

65

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Six Months Ended September 30, 2008  (Amounts in thousands)
(Unaudited)

	Select
	Large Cap	Small Cap	Small Cap		Life Vision	Life Vision
	Growth	Growth	Value	U.S. Equity	Aggressive	Conservative
	Stock Fund	Stock Fund	Equity Fund	130/30 Fund	Growth Fund	Fund

Investment Income:
Dividend Income	$655	$950	$5,964	$49	$5	$—
Dividend Income from Affiliated Investment Companies	53	204	214	—	154	208
Net Income from Securities Lending	54	1,237	925	—	—	—

Total Investment Income	762	2,391	7,103	49	159	208

Expenses:
Investment Advisory Fees	529	3,099	2,801	24	16	6
Administration, Fund Accounting and Transfer Agency Fees	26	89	71	5	6	2
Compliance Services Fees	2	8	6	—	—	—
Distribution and Service Fees — A Shares	1	24	6	N/A	5	1
Distribution and Service Fees — B Shares	N/A	N/A	N/A	N/A	16	17
Distribution and Service Fees — C Shares	128	71	52	N/A	8	5
Custodian Fees	4	8	6	10	4	3
Printing Fees	3	16	14	—	1	—
Professional Fees	2	11	9	6	1	—
Registration Fees	14	19	18	18	4	3
Trustee Fees	1	6	5	—	—	—
Dividend Expense on Securities Sold Short	—	—	—	13	—	—
Other Fees	8	14	21	2	3	2

Total Expenses	718	3,365	3,009	78	64	39
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	—	(31)	—	(4)
Less: Administration Fees Waived	(2)	(11)	(13)	(5)	(2)	(1)

Net Expenses	716	3,354	2,996	42	62	34

Net Investment Income (Loss)	46	(963)	4,107	7	97	174

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investment Transactions*	(3,281)	24,816	515	(179)	366	(99)
Securities Sold Short	—	—	—	(40)	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments*	(9,196)	(37,790)	(800)	(314)	(3,496)	(433)
Securities Sold Short	—	—	—	109	—	—

Net Realized and Unrealized Gain (Loss) on Investments	(12,477)	(12,974)	(285)	(424)	(3,130)	(532)

Change in Net Assets from Operations	$(12,431)	$(13,937)	$3,822	$(417)	$(3,033)	$(358)

*	Net realized gain (loss) from investment transactions and net change in unrealized appreciation/depreciation on investments for the Life Vision Funds are primarily attributable to the underlying investments in affiliated investment companies.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

66

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Six Months Ended September 30, 2008  (Amounts in thousands)
(Unaudited)

	Life	Life	Life	Life	Life
	Vision	Vision	Vision	Vision	Vision
	Growth and	Moderate	Target Date	Target Date	Target Date
	Income Fund	Growth Fund	2015 Fund	2025 Fund	2035 Fund

Investment Income:
Dividend Income	$10	$15	$2	$2	$2
Dividend Income from Affiliated Investment Companies	876	2,291	55	57	26

Total Investment Income	886	2,306	57	59	28

Expenses:
Investment Advisory Fees	44	86	3	4	2
Administration, Fund Accounting and Transfer Agency Fees	16	32	1	1	1
Compliance Services Fees	1	2	—	—	—
Distribution and Service Fees — A Shares	7	13	—	—	—
Distribution and Service Fees — B Shares	51	38	N/A	N/A	N/A
Distribution and Service Fees — C Shares	26	98	N/A	N/A	N/A
Custodian Fees	3	3	3	3	3
Printing Fees	4	8	—	—	—
Professional Fees	2	4	—	—	—
Registration Fees	5	17	5	5	5
Trustee Fees	1	2	—	—	—
Other Fees	7	12	1	1	1

Total Expenses	167	315	13	14	12
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	(7)	(5)	(7)
Less: Administration Fees Waived	(2)	(2)	(1)	(1)	(1)

Net Expenses	165	313	5	8	4

Net Investment Income (Loss)	721	1,993	52	51	24

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Investment Transactions*	355	(546)	(208)	(387)	(201)
Net Change in Unrealized Appreciation/Depreciation on Investments*	(7,231)	(10,680)	(386)	(416)	(393)

Net Realized and Unrealized Gain (Loss) on Investments	(6,876)	(11,226)	(594)	(803)	(594)

Change in Net Assets from Operations	$(6,155)	$(9,233)	$(542)	$(752)	$(570)

*	Net realized gain (loss) from investment transactions and net change in unrealized appreciation/depreciation on investments for the Life Vision Funds are primarily attributable to the underlying investments in affiliated investment companies.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

67

STATEMENT OF CASH FLOWS
RIDGEWORTH FUNDS  For the Six Months Ended September 30, 2008  (Amounts in thousands)
(Unaudited)

	International
	Equity 130/30	Real Estate	U.S. Equity
	Fund	130/30 Fund	130/30 Fund

Cash Flow from Operating Activities:
Net Increase (Decrease) in Net Assets Resulting from Operations	$(40,676)	$(192)	$(417)
Adjustments to Reconcile Net Increase in Net Assets resulting from Operations to Net Cash Used in Operating Activities:
Purchases of Investments	(568,210)	(11,269)	(8,983)
Proceeds from Investment Securities Sold	405,420	11,125	9,056
Proceeds from Investment Securities Sold Short	(92,985)	3,962	2,841
Purchases to Cover Securities Sold Short	125,186	(3,953)	(2,917)
Net Realized (Gain)/Loss from Investments	13,707	254	219
Change in Net Unrealized Appreciation/Depreciation from Investments	27,371	(10)	205
Change in Assets and Liabilities:
Decrease (Increase) in Assets:
Interest and Dividends Receivable	(310)	15	—
Receivable for Capital Shares Issued	(190)	—	—
Receivable for Investment Securities Sold	(693)	(369)	(5)
Reclaims Receivable	(43)	—	—
Receivable from Adviser	46	2	7
Prepaid Expenses	(3)	(3)	(4)
(Decrease) Increase in Liabilities:
Payable for Investment Securities Purchased	4,424	370	19
Dividends Payable for Securities Sold Short	59	(1)	(1)
Payable for Capital Shares Redeemed	151	—	—
Investment Advisory Fees Payable	98	2	—
Administration, Fund Accounting and Transfer Agency Fees Payable	6	—	1
Custodian Fees Payable	57	—	(3)
Trustee Fees Payable	1	—	—
Accrued Expenses	6	—	3

Net Cash Used in Operating Activities	(126,578)	(67)	21

Cash Flow from Financing Activities:
Proceeds from Shares Issued	131,935	57	2
Cost of Shares Redeemed	(5,327)	—	—
Payable for Fund Overdraft	(30)	10	(23)

Net Cash Provided by Financing Activities	126,578	67	(21)

Net Increase in Cash	—	—	—
Cash at beginning of period	—	—	—

Cash at end of period	$—	$—	$—

Amounts designated as “— ” are $0 or have been rounded to $0.

Non-cash financing activities not included herein consists of reinvestment of dividends of $37 and $8 for Real Estate 130/30 Fund and U.S. Equity 130/30 Fund, respectively.

See Notes to Financial Statements.

68

STATEMENTS OF CHANGES IN NET ASSETS
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Aggressive Growth		Emerging Growth		International		International
	Stock Fund		Stock Fund		Equity 130/30 Fund		Equity Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	12/26/07*	04/01/08-	04/01/07-
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$(1,236)	$(2,469)	$(469)	$(929)	$402	$(7)	$16,970	$24,670
Net Realized Gain (Loss) from Investment and Foreign Currency Transactions	(4,265)	31,134	(3,248)	13,996	(13,707)	(430)	(6,685)	103,684
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currencies	(8,814)	(35,691)	(4,785)	(20,002)	(27,371)	(220)	(245,262)	(166,780)

Change in Net Assets from Operations	(14,315)	(7,026)	(8,502)	(6,935)	(40,676)	(657)	(234,977)	(38,426)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	—	—	—	—	—	—	(25,075)
A Shares	—	—	—	—	—	N/A	—	(306)
C Shares	—	—	—	—	—	N/A	—	(106)
Net Realized Gains:
I Shares	—	(10,251)	—	(12,358)	—	—	—	(159,154)
A Shares	—	(30)	—	(84)	—	N/A	—	(2,105)
C Shares	—	(96)	—	(12)	—	N/A	—	(1,108)

Total Dividends and Distributions	—	(10,377)	—	(12,454)	—	—	—	(187,854)

Change in Net Assets from Capital Transactions	(30,115)	106	13,431	25,025	126,608	5,000	(105,012)	146,586

Change in Net Assets	(44,430)	(17,297)	4,929	5,636	85,932	4,343	(339,989)	(79,694)

Net Assets:
Beginning of Period	310,095	327,392	117,428	111,792	4,343	—	1,108,522	1,188,216

End of Period	$265,665	$310,095	$122,357	$117,428	$90,275	$4,343	$768,533	$1,108,522

Accumulated Net Investment Income (Loss), End of Period	$(1,241)	$(5)	$(477)	$(8)	$391	$(11)	$16,971	$1

*	Commencement of Operations.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

69

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Aggressive Growth		Emerging Growth		International		International
	Stock Fund		Stock Fund		Equity 130/30 Fund		Equity Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	12/26/07*	04/01/08-	04/01/07-
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$33,788	$120,674	$26,074	$64,236	$131,898	$5,000	$99,074	$340,421
Dividends Reinvested	—	5,115	—	3,633	—	—	—	74,643
Cost of Shares Redeemed	(63,482)	(125,214)	(12,462)	(43,040)	(5,312)	—	(200,924)	(269,376)

Change in Net Assets from I Shares	(29,694)	575	13,612	24,829	126,586	5,000	(101,850)	145,688

A Shares**:
Proceeds from Shares Issued	2	981	17	563	34	N/A	306	6,187
Dividends Reinvested	—	25	—	66	—	N/A	—	2,020
Cost of Shares Redeemed	(198)	(547)	(171)	(451)	(15)	N/A	(2,614)	(7,093)

Change in Net Assets from A Shares	(196)	459	(154)	178	19	N/A	(2,308)	1,114

C Shares**:
Proceeds from Shares Issued	18	50	—	47	3	N/A	79	501
Dividends Reinvested	—	91	—	11	—	N/A	—	1,187
Cost of Shares Redeemed	(243)	(1,069)	(27)	(40)	—	N/A	(933)	(1,904)

Change in Net Assets from C Shares	(225)	(928)	(27)	18	3	N/A	(854)	(216)

Change in Net Assets from Capital Transactions	$(30,115)	$106	$13,431	$25,025	$126,608	$5,000	$(105,012)	$146,586

Share Transactions:
I Shares:
Issued	2,607	8,851	2,230	4,764	15,146	500	7,697	21,017
Reinvested	—	353	—	255	—	—	—	4,740
Redeemed	(4,895)	(9,286)	(1,081)	(3,057)	(691)	—	(14,877)	(15,914)

Change in I Shares	(2,288)	(82)	1,149	1,962	14,455	500	(7,180)	9,843

A Shares**:
Issued	—	70	2	38	4	N/A	24	359
Reinvested	—	2	—	5	—	N/A	—	130
Redeemed	(16)	(41)	(15)	(33)	(2)	N/A	(203)	(443)

Change in A Shares	(16)	31	(13)	10	2	N/A	(179)	46

C Shares**:
Issued	1	4	—	3	1	N/A	6	32
Reinvested	—	7	—	1	—	N/A	—	82
Redeemed	(19)	(83)	(2)	(3)	—	N/A	(77)	(126)

Change in C Shares	(18)	(72)	(2)	1	1	N/A	(71)	(12)

Change in Shares	(2,322)	(123)	1,134	1,973	14,458	500	(7,430)	9,877

*	Commencement of Operations.
**	Commencement of Operations was 07/02/08 and 08/21/08, for International Equity 130/30 Fund A Shares and C Shares, respectively.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

70

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	International Equity		Large Cap Core		Large Cap Growth		Large Cap Quantitative
	Index Fund		Equity Fund		Stock Fund		Equity Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$21,517	$29,187	$6,264	$18,810	$543	$3,360	$414	$1,747
Net Realized Gain (Loss) from Investment and Foreign Currency Transactions	(5,916)	27,147	(43,358)	23,357	(8,337)	123,995	(1,688)	(5,691)
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currencies	(216,860)	(79,504)	(79,845)	(186,337)	(57,254)	(89,661)	(2,363)	(10,191)

Change in Net Assets from Operations	(201,259)	(23,170)	(116,939)	(144,170)	(65,048)	37,694	(3,637)	(14,135)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	—	(27,049)	(5,914)	(18,214)	(635)	(3,174)	(404)	(1,790)
A Shares	—	(166)	(128)	(438)	(4)	(208)	(2)	(4)
C Shares	—	(113)	(17)	(163)	—	(50)	—	—
Tax Return of Capital
I Shares	—	—	—	(31)	—	—	—	(11)
A Shares	—	—	—	(1)	—	—	—	—
C Shares	—	—	—	(1)	—	—	—	—
Net Realized Gains:
I Shares	—	—	—	(139,555)	—	(157,411)	—	(29,674)
A Shares	—	—	—	(4,238)	—	(19,487)	—	(126)
C Shares	—	—	—	(5,769)	—	(9,172)	—	(145)

Total Dividends and Distributions	—	(27,328)	(6,059)	(168,410)	(639)	(189,502)	(406)	(31,750)

Change in Net Assets from Capital Transactions	(76,175)	13,287	(154,875)	(36,057)	(129,606)	(344,543)	(146,539)	(27,710)

Change in Net Assets	(277,434)	(37,211)	(277,873)	(348,637)	(195,293)	(496,351)	(150,582)	(73,595)

Net Assets:
Beginning of Period	970,737	1,007,948	1,321,648	1,670,285	727,357	1,223,708	237,730	311,325

End of Period	$693,303	$970,737	$1,043,775	$1,321,648	$532,064	$727,357	$87,148	$237,730

Accumulated Net Investment Income (Loss), End of Period	$23,182	$1,665	$198	$(7)	$(101)	$(5)	$5	$(3)

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

71

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	International Equity		Large Cap Core		Large Cap Growth
	Index Fund		Equity Fund		Stock Fund		Large Cap Quantitative Equity Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$78,583	$325,920	$100,207	$403,254	$45,598	$285,723	$9,562	$77,243
Dividends Reinvested	—	15,453	1,985	74,869	296	98,027	249	13,737
Cost of Shares Redeemed	(153,818)	(327,766)	(247,669)	(501,360)	(165,712)	(730,987)	(155,793)	(118,727)

Change in Net Assets from I Shares	(75,235)	13,607	(145,477)	(23,237)	(119,818)	(347,237)	(145,982)	(27,747)

A Shares:
Proceeds from Shares Issued	249	3,254	377	7,608	628	4,566	—	709
Dividends Reinvested	—	123	115	4,160	3	19,005	2	122
Cost of Shares Redeemed	(733)	(2,833)	(4,122)	(14,301)	(6,728)	(20,085)	(287)	(742)

Change in Net Assets from A Shares	(484)	544	(3,630)	(2,533)	(6,097)	3,486	(285)	89

C Shares:
Proceeds from Shares Issued	146	728	195	1,045	198	686	8	29
Dividends Reinvested	—	107	16	5,630	—	8,871	—	138
Cost of Shares Redeemed	(602)	(1,699)	(5,979)	(16,962)	(3,889)	(10,349)	(280)	(219)

Change in Net Assets from C Shares	(456)	(864)	(5,768)	(10,287)	(3,691)	(792)	(272)	(52)

Change in Net Assets from Capital Transactions	$(76,175)	$13,287	$(154,875)	$(36,057)	$(129,606)	$(344,543)	$(146,539)	$(27,710)

Share Transactions:
I Shares:
Issued	4,608	16,896	7,104	23,698	4,551	23,966	828	5,798
Reinvested	—	786	145	4,573	31	8,602	23	1,056
Redeemed	(9,283)	(17,256)	(17,319)	(28,621)	(16,050)	(54,888)	(12,920)	(8,425)

Change in I Shares	(4,675)	426	(10,070)	(350)	(11,468)	(22,320)	(12,069)	(1,571)

A Shares:
Issued	14	166	27	424	67	372	—	51
Reinvested	—	6	8	251	—	1,790	—	9
Redeemed	(46)	(149)	(288)	(829)	(711)	(1,658)	(24)	(56)

Change in A Shares	(32)	23	(253)	(154)	(644)	504	(24)	4

C Shares:
Issued	8	38	14	61	23	62	1	3
Reinvested	—	6	1	350	—	924	—	11
Redeemed	(36)	(93)	(430)	(1,006)	(462)	(934)	(25)	(18)

Change in C Shares	(28)	(49)	(415)	(595)	(439)	52	(24)	(4)

Change in Shares	(4,735)	400	(10,738)	(1,099)	(12,551)	(21,764)	(12,117)	(1,571)

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

72

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Large Cap Value		Mid-Cap Core		Mid-Cap Value		Real Estate
	Equity Fund		Equity Fund		Equity Fund		130/30 Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	12/26/07*
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$13,208	$20,543	$669	$1,561	$2,243	$4,510	$52	$22
Net Realized Gain (Loss) from Investments	(77,397)	38,999	(42)	22,544	(13,373)	1,206	(254)	22
Net Change in Unrealized Appreciation/ Depreciation on Investments	(52,825)	(135,590)	(16,422)	(43,429)	(5,078)	(33,320)	10	129

Change in Net Assets from Operations	(117,014)	(76,048)	(15,795)	(19,324)	(16,208)	(27,604)	(192)	173

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(12,505)	(19,035)	(414)	(1,662)	(1,842)	(4,406)	(37)	(34)
A Shares	(390)	(943)	(9)	(47)	(28)	(74)	N/A	N/A
C Shares	(147)	(339)	—	(12)	(4)	(30)	—	N/A
Tax Return of Capital
I Shares	—	—	—	—	—	(1,122)	—	—
A Shares	—	—	—	—	—	(28)	N/A	N/A
C Shares	—	—	—	—	—	(21)	—	N/A
Net Realized Gains:
I Shares	—	(103,923)	—	(23,007)	—	(48,249)	—	—
A Shares	—	(6,143)	—	(1,059)	—	(1,212)	N/A	N/A
C Shares	—	(3,763)	—	(1,008)	—	(881)	—	N/A

Total Dividends and Distributions	(13,042)	(134,146)	(423)	(26,795)	(1,874)	(56,023)	(37)	(34)

Change in Net Assets from Capital Transactions	341,468	189,310	(42,766)	(109,019)	35,463	64,848	94	5,034

Change in Net Assets	211,412	(20,884)	(58,984)	(155,138)	17,381	(18,779)	(135)	5,173

Net Assets:
Beginning of Period	975,220	996,104	201,465	356,603	269,801	288,580	5,173	—

End of Period	$1,186,632	$975,220	$142,481	$201,465	$287,182	$269,801	$5,038	$5,173

Accumulated Net Investment Income (Loss), End of Period	$398	$232	$272	$26	$514	$145	$15	$—

*	Commencement of Operations.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

73

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Large Cap Value		Mid-Cap Core		Mid-Cap Value		Real Estate
	Equity Fund		Equity Fund		Equity Fund		130/30 Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	12/26/07*
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$444,976	$355,893	$8,143	$41,538	$76,367	$127,267	$52	$5,000
Dividends Reinvested	6,928	94,656	272	15,639	836	27,334	37	34
Cost of Shares Redeemed	(103,678)	(252,509)	(48,991)	(163,505)	(38,095)	(95,646)	—	—

Change in Net Assets from I Shares	348,226	198,040	(40,576)	(106,328)	39,108	58,955	89	5,034

A Shares:
Proceeds from Shares Issued	475	3,635	108	1,225	485	8,394	N/A	N/A
Dividends Reinvested	372	6,747	8	1,030	24	1,122	N/A	N/A
Cost of Shares Redeemed	(4,929)	(14,704)	(1,176)	(3,319)	(3,445)	(2,786)	N/A	N/A

Change in Net Assets from A Shares	(4,082)	(4,322)	(1,060)	(1,064)	(2,936)	6,730	N/A	N/A

C Shares**:
Proceeds from Shares Issued	94	705	19	78	18	321	5	N/A
Dividends Reinvested	139	3,958	—	970	4	888	—	N/A
Cost of Shares Redeemed	(2,909)	(9,071)	(1,149)	(2,675)	(731)	(2,046)	—	N/A

Change in Net Assets from C Shares	(2,676)	(4,408)	(1,130)	(1,627)	(709)	(837)	5	N/A

Change in Net Assets from Capital Transactions	$341,468	$189,310	$(42,766)	$(109,019)	$35,463	$64,848	$94	$5,034

Share Transactions:
I Shares:
Issued	35,394	23,915	715	3,029	7,756	10,739	5	500
Reinvested	582	6,778	25	1,236	87	2,480	4	3
Redeemed	(8,536)	(17,007)	(4,296)	(11,826)	(3,889)	(7,708)	—	—

Change in I Shares	27,440	13,686	(3,556)	(7,561)	3,954	5,511	9	503

A Shares:
Issued	39	242	10	90	49	689	N/A	N/A
Reinvested	31	485	1	86	3	103	N/A	N/A
Redeemed	(401)	(1,012)	(107)	(258)	(350)	(236)	N/A	N/A

Change in A Shares	(331)	(285)	(96)	(82)	(298)	556	N/A	N/A

C Shares**:
Issued	8	50	2	7	2	24	1	N/A
Reinvested	12	289	—	90	—	82	—	N/A
Redeemed	(243)	(621)	(119)	(232)	(75)	(164)	—	N/A

Change in C Shares	(223)	(282)	(117)	(135)	(73)	(58)	1	N/A

Change in Shares	26,886	13,119	(3,769)	(7,778)	3,583	6,009	10	503

*	Commencement of Operations.

**	Commencement of operations was 05/05/08 for Real Estate 130/30 Fund C Shares.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

74

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Select Large Cap		Small Cap Growth		Small Cap Value		U.S. Equity
	Growth Stock Fund		Stock Fund		Equity Fund		130/30 Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	12/26/07*
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$46	$40	$(963)	$(4,166)	$4,107	$7,624	$7	$6
Net Realized Gain (Loss) from Investment Transactions	(3,281)	7,032	24,816	116,819	515	82,203	(219)	(251)
Net Change in Unrealized Appreciation/ Depreciation on Investments	(9,196)	(646)	(37,790)	(129,557)	(800)	(150,184)	(205)	(374)

Change in Net Assets from Operations	(12,431)	6,426	(13,937)	(16,904)	3,822	(60,357)	(417)	(619)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(71)	(93)	—	—	(3,997)	(6,867)	(8)	(6)
A Shares	—	—	—	—	(34)	(59)	N/A	N/A
C Shares	—	—	—	—	(138)	(288)	N/A	N/A
Tax Return of Capital:
I Shares	—	—	—	(2,930)	—	—	—	—
A Shares	—	—	—	(111)	—	—	N/A	N/A
C Shares	—	—	—	(104)	—	—	N/A	N/A
Net Realized Gains:
I Shares	—	—	—	(175,625)	—	(149,092)	—	—
A Shares	—	—	—	(6,621)	—	(1,715)	N/A	N/A
C Shares	—	—	—	(6,200)	—	(7,950)	N/A	N/A

Total Dividends and Distributions	(71)	(93)	—	(191,591)	(4,169)	(165,971)	(8)	(6)

Change in Net Assets from Capital Transactions	570	(13,770)	(22,080)	(161,452)	(32,885)	5,345	10	5,006

Change in Net Assets	(11,932)	(7,437)	(36,017)	(369,947)	(33,232)	(220,983)	(415)	4,381

Net Assets:
Beginning of Period	123,856	131,293	521,488	891,435	496,554	717,537	4,381	—

End of Period	$111,924	$123,856	$485,471	$521,488	$463,322	$496,554	$3,966	$4,381

Accumulated Net Investment Income (Loss), End of Period	$(25)	$—	$(967)	$(4)	$448	$510	$—	$1

*	Commencement of Operations.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

75

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Select Large Cap		Small Cap		Small Cap Value		U.S. Equity
	Growth Stock Fund		Growth Stock Fund		Equity Fund		130/30 Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	12/26/07*
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$21,954	$53,342	$73,965	$193,813	$50,111	$105,880	$2	$5,000
Dividends Reinvested	27	37	—	160,171	3,383	134,794	8	6
Cost of Shares Redeemed	(18,896)	(59,313)	(92,112)	(515,343)	(82,599)	(233,111)	—	—

Change in Net Assets from I Shares	3,085	(5,934)	(18,147)	(161,359)	(29,105)	7,563	10	5,006

A Shares:
Proceeds from Shares Issued	361	577	336	2,216	129	974	N/A	N/A
Dividends Reinvested	—	—	—	6,316	18	1,521	N/A	N/A
Cost of Shares Redeemed	(224)	(369)	(2,367)	(8,658)	(817)	(2,820)	N/A	N/A

Change in Net Assets from A Shares	137	208	(2,031)	(126)	(670)	(325)	N/A	N/A

C Shares:
Proceeds from Shares Issued	68	166	168	224	54	299	N/A	N/A
Dividends Reinvested	—	—	—	6,017	127	7,562	N/A	N/A
Cost of Shares Redeemed	(2,720)	(8,210)	(2,070)	(6,208)	(3,291)	(9,754)	N/A	N/A

Change in Net Assets from C Shares	(2,652)	(8,044)	(1,902)	33	(3,110)	(1,893)	N/A	N/A

Change in Net Assets from Capital Transactions	$570	$(13,770)	$(22,080)	$(161,452)	$(32,885)	$5,345	$10	$5,006

Share Transactions:
I Shares:
Issued	774	1,794	5,152	10,325	4,369	7,204	—	500
Reinvested	1	1	—	10,017	295	10,699	1	1
Redeemed	(658)	(2,021)	(6,447)	(25,118)	(7,354)	(14,777)	—	—

Change in I Shares	117	(226)	(1,295)	(4,776)	(2,690)	3,126	1	501

A Shares:
Issued	13	19	25	114	11	58	N/A	N/A
Reinvested	—	—	—	415	2	123	N/A	N/A
Redeemed	(8)	(13)	(173)	(468)	(72)	(182)	N/A	N/A

Change in A Shares	5	6	(148)	61	(59)	(1)	N/A	N/A

C Shares:
Issued	3	6	14	16	5	19	N/A	N/A
Reinvested	—	—	—	446	12	630	N/A	N/A
Redeemed	(104)	(302)	(172)	(370)	(301)	(666)	N/A	N/A

Change in C Shares	(101)	(296)	(158)	92	(284)	(17)	N/A	N/A

Change in Shares	21	(516)	(1,601)	(4,623)	(3,033)	3,108	1	501

*	Commencement of Operations.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

76

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

			Life Vision		Life Vision Growth		Life Vision Moderate
	Life Vision Aggressive Growth Fund		Conservative Fund		and Income Fund		Growth Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$97	$486	$174	$366	$721	$2,241	$1,993	$5,975
Net Realized Gain (Loss) from Investment Transactions*	366	5,236	(99)	(129)	355	6,410	(546)	2,423
Capital Gain (Loss) Received from Investments in Affiliated Investment Companies	—	3,409	—	254	—	6,168	—	9,266
Net Change in Unrealized Appreciation/ Depreciation on Investments*	(3,496)	(9,753)	(433)	(223)	(7,231)	(15,273)	(10,680)	(15,461)

Change in Net Assets from Operations	(3,033)	(622)	(358)	268	(6,155)	(454)	(9,233)	2,203

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(154)	(1,202)	(126)	(167)	(791)	(2,935)	(2,419)	(6,115)
A Shares	(16)	(113)	(15)	(23)	(51)	(195)	(142)	(342)
B Shares	(12)	(153)	(94)	(153)	(117)	(483)	(143)	(367)
C Shares	(3)	(55)	(19)	(24)	(37)	(170)	(258)	(633)
Net Realized Gains:
I Shares	—	(4,823)	—	(69)	—	(5,689)	—	(2,580)
A Shares	—	(495)	—	(8)	—	(426)	—	(158)
B Shares	—	(726)	—	(66)	—	(1,189)	—	(185)
C Shares	—	(265)	—	(10)	—	(446)	—	(341)

Total Dividends and Distributions	(185)	(7,832)	(254)	(520)	(996)	(11,533)	(2,962)	(10,721)

Change in Net Assets from Capital Transactions	(7,469)	(17,012)	(715)	2,217	(13,870)	(34,482)	(23,005)	(45,398)

Change in Net Assets	(10,687)	(25,466)	(1,327)	1,965	(21,021)	(46,469)	(35,200)	(53,916)

Net Assets:
Beginning of Period	37,820	63,286	11,583	9,618	94,658	141,127	187,407	241,323

End of Period	$27,133	$37,820	$10,256	$11,583	$73,637	$94,658	$152,207	$187,407

Accumulated Net Investment Income (Loss), End of Period	$(1)	$87	$8	$88	$17	$292	$69	$1,038

*	Net realized gain (loss) on securities sold and net change in unrealized appreciation/depreciation on investments for the Life Vision Funds are primarily attributable to the underlying investments in affiliated investment companies.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

77

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

			Life Vision		Life Vision Growth		Life Vision Moderate
	Life Vision Aggressive Growth Fund		Conservative Fund		and Income Fund		Growth Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$2,265	$9,620	$776	$3,889	$3,635	$17,783	$10,913	$33,653
Dividends Reinvested	149	5,872	124	229	783	8,615	2,309	8,405
Cost of Shares Redeemed	(9,188)	(33,930)	(957)	(2,189)	(15,459)	(60,094)	(33,067)	(80,892)

Change in Net Assets from I Shares	(6,774)	(18,438)	(57)	1,929	(11,041)	(33,696)	(19,845)	(38,834)

A Shares:
Proceeds from Shares Issued	41	691	53	158	69	1,659	242	1,012
Dividends Reinvested	15	594	10	23	49	612	133	475
Cost of Shares Redeemed	(153)	(480)	(130)	(319)	(721)	(3,332)	(528)	(3,453)

Change in Net Assets from A Shares	(97)	805	(67)	(138)	(603)	(1,061)	(153)	(1,966)

B Shares:
Proceeds from Shares Issued	—	18	77	678	50	42	72	196
Dividends Reinvested	12	869	86	191	110	1,571	138	534
Cost of Shares Redeemed	(516)	(896)	(865)	(507)	(1,612)	(2,194)	(1,467)	(2,329)

Change in Net Assets from B Shares	(504)	(9)	(702)	362	(1,452)	(581)	(1,257)	(1,599)

C Shares:
Proceeds from Shares Issued	168	657	200	336	103	1,296	399	1,418
Dividends Reinvested	3	320	16	28	36	587	247	933
Cost of Shares Redeemed	(265)	(347)	(105)	(300)	(913)	(1,027)	(2,396)	(5,350)

Change in Net Assets from C Shares	(94)	630	111	64	(774)	856	(1,750)	(2,999)

Change in Net Assets from Capital Transactions	$(7,469)	$(17,012)	$(715)	$2,217	$(13,870)	$(34,482)	$(23,005)	$(45,398)

Share Transactions:
I Shares:
Issued	218	749	70	342	323	1,377	1,058	3,060
Reinvested	15	486	12	20	71	679	229	757
Redeemed	(876)	(2,570)	(87)	(192)	(1,379)	(4,571)	(3,198)	(7,331)

Change in I Shares	(643)	(1,335)	(5)	170	(985)	(2,515)	(1,911)	(3,514)

A Shares:
Issued	3	52	5	15	6	124	24	91
Reinvested	2	49	1	2	5	48	13	43
Redeemed	(15)	(39)	(12)	(28)	(64)	(253)	(51)	(319)

Change in A Shares	(10)	62	(6)	(11)	(53)	(81)	(14)	(185)

B Shares:
Issued	—	2	7	60	4	3	7	17
Reinvested	1	73	8	17	10	125	14	48
Redeemed	(50)	(70)	(79)	(44)	(145)	(174)	(144)	(215)

Change in B Shares	(49)	5	(64)	33	(131)	(46)	(123)	(150)

C Shares:
Issued	15	51	18	30	9	100	39	130
Reinvested	—	27	2	2	3	47	24	84
Redeemed	(25)	(27)	(10)	(26)	(81)	(81)	(235)	(488)

Change in C Shares	(10)	51	10	6	(69)	66	(172)	(274)

Change in Shares	(712)	(1,217)	(65)	198	(1,238)	(2,576)	(2,220)	(4,123)

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

78

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Life Vision Target		Life Vision Target		Life Vision Target
	Date 2015 Fund		Date 2025 Fund		Date 2035 Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$52	$50	$51	$72	$24	$28
Net Realized Gain (Loss) from Investment Transactions*	(208)	(256)	(387)	(234)	(201)	(74)
Capital Gains (Loss) Received from Investments in Affiliated Investment Companies	—	192	—	427	—	165
Net Change in Unrealized Appreciation/Depreciation on Investments*	(386)	(187)	(416)	(635)	(393)	(335)

Change in Net Assets from Operations	(542)	(201)	(752)	(370)	(570)	(216)

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(64)	(97)	(63)	(194)	(30)	(60)
A Shares	—	(1)	—	(2)	—	(1)
Net Realized Gains:
I Shares	—	(22)	—	(77)	—	(29)
A Shares	—	—	—	(1)	—	—

Total Dividends and Distributions	(64)	(120)	(63)	(274)	(30)	(90)

Change in Net Assets from Capital Transactions	475	1,420	(656)	1,713	315	1,912

Change in Net Assets	(131)	1,099	(1,471)	1,069	(285)	1,606

Net Assets:
Beginning of Period	3,168	2,069	5,818	4,749	2,928	1,322

End of Period	$3,037	$3,168	$4,347	$5,818	$2,643	$2,928

Accumulated Net Investment Income (Loss), End of Period	$2	$14	$2	$14	$1	$7

*	Net realized gain (loss) on securities sold and net change in unrealized appreciation/depreciation on investments for the Life Vision Funds are primarily attributable to the underlying investments in affiliated investment companies.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

79

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Life Vision Target		Life Vision Target		Life Vision Target
	Date 2015 Fund		Date 2025 Fund		Date 2035 Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$3,907	$4,247	$4,087	$3,253	$2,855	$2,244
Dividends Reinvested	64	119	62	271	30	89
Cost of Shares Redeemed	(3,520)	(2,965)	(4,790)	(1,819)	(2,567)	(442)

Change in Net Assets from I Shares	451	1,401	(641)	1,705	318	1,891

A Shares:
Proceeds from Shares Issued	24	18	—	6	—	36
Dividends Reinvested	—	1	—	2	—	1
Cost of Shares Redeemed	—	—	(15)	—	(3)	(16)

Change in Net Assets from A Shares	24	19	(15)	8	(3)	21

Change in Net Assets from Capital Transactions	$475	$1,420	$(656)	$1,713	$315	$1,912

Share Transactions:
I Shares:
Issued	361	361	369	268	262	191
Reinvested	6	10	6	22	3	7
Redeemed	(355)	(254)	(467)	(152)	(263)	(38)

Change in I Shares	12	117	(92)	138	2	160

A Shares:
Issued	2	2	—	—	—	3
Reinvested	—	—	—	—	—	—
Redeemed	—	—	(1)	—	—	(1)

Change in A Shares	2	2	(1)	—	—	2

Change in Shares	14	119	(93)	138	2	162

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

80

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Aggressive Growth Stock Fund(4)
I Shares
Six Months Ended September 30, 2008∧	$12.03	$(0.05)		$(0.65)	$(0.70)	$—	$—	$—	$11.33	(5.82)%	$262,861	1.15%	(0.76)%	1.16%	14%
Year Ended March 31, 2008	12.64	(0.09	)(a)	(0.11)	(0.20)	—	(0.41)	(0.41)	12.03	(2.12)	306,709	1.16	(0.70)	1.16	59
Year Ended March 31, 2007	12.24	(0.09	)(a)	0.49	0.40	—	—	—	12.64	3.27	323,303	1.17	(0.79)	1.17	49
Year Ended March 31, 2006	9.89	(0.07	)(a)	2.42	2.35	—	—	—	12.24	23.77	254,412	1.19	(0.61)	1.23	30
Period Ended March 31, 2005	10.00	(0.06	)(a)	(0.05)	(0.11)	—	—	—	9.89	(1.10)	58,988	1.22	(0.79)	1.45	42
Period Ended May 31, 2004	10.00	(0.02	)(a)	0.02	—	—	—	—	10.00	0.00	20,501	1.22	(0.74)	1.61	2
A Shares
Six Months Ended September 30, 2008∧	11.88	(0.08)		(0.63)	(0.71)	—	—	—	11.17	(5.98)	668	1.45	(1.05)	1.46	14
Year Ended March 31, 2008	12.53	(0.13	)(a)	(0.11)	(0.24)	—	(0.41)	(0.41)	11.88	(2.46)	893	1.46	(0.99)	1.46	59
Year Ended March 31, 2007	12.16	(0.12	)(a)	0.49	0.37	—	—	—	12.53	3.04	553	1.47	(1.10)	1.47	49
Year Ended March 31, 2006	9.84	(0.10	)(a)	2.42	2.32	—	—	—	12.16	23.58	331	1.50	(0.94)	1.55	30
Period Ended March 31, 2005	9.99	(0.09	)(a)	(0.06)	(0.15)	—	—	—	9.84	(1.50)	140	1.58	(1.14)	5.56	42
Period Ended May 31, 2004	10.00	(0.03	)(a)	0.02	(0.01)	—	—	—	9.99	(0.10)	49	1.65	(1.25)	11.29 (b)	2
C Shares
Six Months Ended September 30, 2008∧	11.54	(0.11)		(0.61)	(0.72)	—	—	—	10.82	(6.24)	2,136	2.15	(1.76)	2.15	14
Year Ended March 31, 2008	12.27	(0.22	)(a)	(0.10)	(0.32)	—	(0.41)	(0.41)	11.54	(3.17)	2,493	2.16	(1.71)	2.16	59
Year Ended March 31, 2007	12.00	(0.20	)(a)	0.47	0.27	—	—	—	12.27	2.25	3,536	2.16	(1.78)	2.16	49
Year Ended March 31, 2006	9.78	(0.17	)(a)	2.39	2.22	—	—	—	12.00	22.70	5,223	2.17	(1.63)	2.27	30
Period Ended March 31, 2005	9.97	(0.15	)(a)	(0.04)	(0.19)	—	—	—	9.78	(1.91)	5,795	2.19	(1.75)	2.56	42
Period Ended May 31, 2004	10.00	(0.04	)(a)	0.01	(0.03)	—	—	—	9.97	(0.30)	65	2.10	(1.69)	8.78 (b)	2
Emerging Growth Stock Fund(4)
I Shares
Six Months Ended September 30, 2008∧	11.08	(0.04)		(0.61)	(0.65)	—	—	—	10.43	(5.87)	121,834	1.16	(0.72)	1.16	39
Year Ended March 31, 2008	12.97	(0.10	)(a)	(0.41)	(0.51)	—	(1.38)	(1.38)	11.08	(6.29)	116,703	1.17	(0.71)	1.17	117
Year Ended March 31, 2007	12.83	(0.10	)(a)	0.24	0.14	—	—	—	12.97	1.09	111,078	1.17	(0.85)	1.18	103
Year Ended March 31, 2006	9.38	(0.09	)(a)	3.54	3.45	—	—	—	12.83	36.78	48,369	1.20	(0.84)	1.24	107
Period Ended March 31, 2005	9.60	(0.08	)(a)	(0.14)	(0.22)	—	—	—	9.38	(2.29)	20,494	1.23	(1.03)	1.51	64
Period Ended May 31, 2004	10.00	(0.03	)(a)	(0.37)	(0.40)	—	—	—	9.60	(4.00)	12,891	1.22	(1.04)	1.69	11
A Shares
Six Months Ended September 30, 2008∧	10.92	(0.07)		(0.59)	(0.66)	—	—	—	10.26	(6.04)	459	1.46	(1.02)	1.46	39
Year Ended March 31, 2008	12.83	(0.14	)(a)	(0.39)	(0.53)	—	(1.38)	(1.38)	10.92	(6.52)	632	1.47	(1.01)	1.47	117
Year Ended March 31, 2007	12.74	(0.14	)(a)	0.23	0.09	—	—	—	12.83	0.71	615	1.48	(1.16)	1.49	103
Year Ended March 31, 2006	9.34	(0.13	)(a)	3.53	3.40	—	—	—	12.74	36.30	227	1.51	(1.16)	1.55	107
Period Ended March 31, 2005	9.59	(0.11	)(a)	(0.14)	(0.25)	—	—	—	9.34	(2.61)	86	1.59	(1.40)	6.91	64
Period Ended May 31, 2004	10.00	(0.04	)(a)	(0.37)	(0.41)	—	—	—	9.59	(4.10)	39	1.65	(1.46)	13.36 (b)	11
C Shares
Six Months Ended September 30, 2008∧	10.62	(0.10)		(0.57)	(0.67)	—	—	—	9.95	(6.31)	64	2.16	(1.72)	2.16	39
Year Ended March 31, 2008	12.59	(0.23	)(a)	(0.36)	(0.59)	—	(1.38)	(1.38)	10.62	(7.14)	93	2.17	(1.71)	2.17	117
Year Ended March 31, 2007	12.59	(0.22	)(a)	0.22	—	—	—	—	12.59	0.00	99	2.17	(1.84)	2.18	103
Year Ended March 31, 2006	9.29	(0.20	)(a)	3.50	3.30	—	—	—	12.59	35.52	107	2.17	(1.82)	2.21	107
Period Ended March 31, 2005	9.58	(0.15	)(a)	(0.14)	(0.29)	—	—	—	9.29	(3.03)	34	2.11	(1.92)	13.65	64
Period Ended May 31, 2004	10.14	(0.05	)(a)	(0.51)	(0.56)	—	—	—	9.58	(5.52)	34	2.11	(1.95)	18.36 (b)	11

See Notes to Financial Highlights and Notes to Financial Statements.

81

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and		Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense		Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)		Rate(3)
International Equity 130/30 Fund(4)(6)
I Shares
Six Months Ended September 30, 2008∧	$8.69	$0.03		$(2.68)	$(2.65)	$—	$—	$—	$6.04	(30.49)%	$90,259	1.51%	0.90%	3.63%		29%
Period Ended March 31, 2008	10.00	(0.01)		(1.30)	(1.31)	—	—	—	8.69	(13.10)	4,343	1.55	(0.58)	7.38	%(c)	120
A Shares
Period Ended September 30, 2008∧	8.09	(0.01)		(2.04)	(2.05)	—	—	—	6.04	(25.34)	14	1.83	(0.49)	3.44		29
C Shares
Period Ended September 30, 2008∧	7.34	—		(1.30)	(1.30)	—	—	—	6.04	(17.71)	2	2.49	(0.71)	4.02		29
International Equity Fund
I Shares
Six Months Ended September 30, 2008∧	13.77	0.23	(a)	(3.48)	(3.25)	—	—	—	10.52	(23.60)	756,651	1.24	3.42	1.24		86
Year Ended March 31, 2008	16.83	0.34	(a)	(0.76)	(0.42)	(0.34)	(2.30)	(2.64)	13.77	(4.16)	1,089,572	1.21	2.06	1.21		141
Year Ended March 31, 2007	14.49	0.20		2.41	2.61	(0.27)	—	(0.27)	16.83	18.21	1,165,510	1.22	1.31	1.22		81
Year Ended March 31, 2006	11.77	0.16		2.72	2.88	(0.16)	—	(0.16)	14.49	24.47 #	926,845	1.31	1.40	1.32		59
Period Ended March 31, 2005	10.15	0.06		1.67	1.73	(0.11)	—	(0.11)	11.77	17.09	480,731	1.38	0.85	1.38		39
Year Ended May 31, 2004	8.00	0.10	(a)	2.19	2.29	(0.14)	—	(0.14)	10.15	28.64	332,180	1.41	1.08	1.41		58
Year Ended May 31, 2003	9.31	0.07		(1.32)	(1.25)	(0.06)	—	(0.06)	8.00	(13.40)	191,041	1.46	0.83	1.46		89
A Shares
Six Months Ended September 30, 2008∧	13.61	0.21	(a)	(3.44)	(3.23)	—	—	—	10.38	(23.73)	7,509	1.54	3.17	1.54		86
Year Ended March 31, 2008	16.67	0.28	(a)	(0.74)	(0.46)	(0.30)	(2.30)	(2.60)	13.61	(4.45)	12,288	1.51	1.70	1.51		141
Year Ended March 31, 2007	14.34	0.16		2.40	2.56	(0.23)	—	(0.23)	16.67	18.00	14,277	1.52	1.05	1.52		81
Year Ended March 31, 2006	11.64	0.11		2.70	2.81	(0.11)	—	(0.11)	14.34	24.15 #	11,805	1.62	1.14	1.63		59
Period Ended March 31, 2005	10.03	0.01		1.67	1.68	(0.07)	—	(0.07)	11.64	16.78	8,480	1.72	0.47	1.75		39
Year Ended May 31, 2004	7.92	0.04	(a)	2.17	2.21	(0.10)	—	(0.10)	10.03	29.97	7,056	1.83	0.46	2.06		58
Year Ended May 31, 2003	9.21	0.04		(1.30)	(1.26)	(0.03)	—	(0.03)	7.92	(13.70)	6,408	1.83	0.59	2.22		89
C Shares
Six Months Ended September 30, 2008∧	12.74	0.15	(a)	(3.21)	(3.06)	—	—	—	9.68	(24.02)	4,373	2.24	2.45	2.24		86
Year Ended March 31, 2008	15.76	0.17	(a)	(0.70)	(0.53)	(0.19)	(2.30)	(2.49)	12.74	(5.09)	6,662	2.21	1.07	2.21		141
Year Ended March 31, 2007	13.58	0.05		2.25	2.30	(0.12)	—	(0.12)	15.76	16.97	8,429	2.22	0.35	2.22		81
Year Ended March 31, 2006	11.01	—		2.57	2.57	—	—	—	13.58	23.34 #	8,584	2.31	0.51	2.32		59
Period Ended March 31, 2005	9.49	(0.02	)(a)	1.54	1.52	—	—	—	11.01	16.03	8,248	2.40	(0.21)	2.45		39
Year Ended May 31, 2004	7.50	(0.01	)(a)	2.06	2.05	(0.06)	—	(0.06)	9.49	27.32	7,606	2.53	(0.15)	2.86		58
Year Ended May 31, 2003	8.75	(0.01)		(1.24)	(1.25)	—	—	—	7.50	(14.29)	5,678	2.53	(0.17)	3.03		89

See Notes to Financial Highlights and Notes to Financial Statements.

82

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
International Equity Index Fund
I Shares
Six Months Ended September 30, 2008∧	$17.82	$0.44		$(4.32)	$(3.88)	$—		$—	$—		$13.94	(21.77)%	$684,581	0.60%	4.71%	0.60%	9%
Year Ended March 31, 2008	18.64	0.53		(0.86)	(0.33)	(0.49)		—	(0.49)		17.82	(2.03)	958,514	0.59	2.74	0.59	13
Year Ended March 31, 2007	15.81	0.35		2.84	3.19	(0.36)		—	(0.36)		18.64	20.27	994,685	0.61	1.99	0.61	8
Year Ended March 31, 2006	12.83	0.25		2.94	3.19	(0.21)		—	(0.21)		15.81	25.06 #	774,008	0.76	1.84	0.78	7
Period Ended March 31, 2005	11.11	0.08	(a)	1.88	1.96	(0.24)		—	(0.24)		12.83	17.68	517,993	0.97	0.81	1.06	21
Year Ended May 31, 2004	8.39	0.14	(a)	2.71	2.85	(0.13)		—	(0.13)		11.11	34.07	351,163	0.98	1.38	1.07	10
Year Ended May 31, 2003	9.76	0.10	(a)	(1.43)	(1.33)	(0.04)		—	(0.04)		8.39	(13.63)	248,770	1.03	1.26	1.12	25
A Shares
Six Months Ended September 30, 2008∧	17.67	0.41		(4.28)	(3.87)	—		—	—		13.80	(21.90)	4,291	0.90	4.40	0.90	9
Year Ended March 31, 2008	18.49	0.46		(0.84)	(0.38)	(0.44)		—	(0.44)		17.67	(2.29)	6,052	0.89	2.40	0.89	13
Year Ended March 31, 2007	15.66	0.28		2.84	3.12	(0.29)		—	(0.29)		18.49	20.03	5,921	0.91	1.69	0.91	8
Year Ended March 31, 2006	12.69	0.25		2.87	3.12	(0.15)		—	(0.15)		15.66	24.74 #	8,666	1.09	1.58	1.12	7
Period Ended March 31, 2005	10.93	0.04	(a)	1.84	1.88	(0.12)		—	(0.12)		12.69	17.22	7,600	1.36	0.38	1.45	21
Year Ended May 31, 2004	8.28	0.07	(a)	2.68	2.75	(0.10)		—	(0.10)		10.93	33.26	15,037	1.49	0.73	1.61	10
Year Ended May 31, 2003	9.64	0.10	(a)	(1.45)	(1.35)	(0.01)		—	(0.01)		8.28	(14.03)	9,877	1.49	1.33	1.87	25
C Shares
Six Months Ended September 30, 2008∧	17.18	0.32		(4.13)	(3.81)	—		—	—		13.37	(22.18)	4,431	1.60	3.70	1.60	9
Year Ended March 31, 2008	17.99	0.33		(0.84)	(0.51)	(0.30)		—	(0.30)		17.18	(3.01)	6,171	1.60	1.77	1.60	13
Year Ended March 31, 2007	15.29	0.21		2.71	2.92	(0.22)		—	(0.22)		17.99	19.13	7,342	1.61	0.99	1.61	8
Year Ended March 31, 2006	12.37	0.07		2.87	2.94	(0.02)		—	(0.02)		15.29	23.79 #	5,991	1.77	0.94	1.80	7
Period Ended March 31, 2005	10.69	(0.02	)(a)	1.80	1.78	(0.10)		—	(0.10)		12.37	16.62	5,763	1.99	(0.24)	2.12	21
Year Ended May 31, 2004	8.10	0.02	(a)	2.62	2.64	(0.05)		—	(0.05)		10.69	32.60	5,208	2.14	0.25	2.54	10
Year Ended May 31, 2003	9.48	0.01	(a)	(1.39)	(1.38)	—		—	—		8.10	(14.56)	3,093	2.14	0.18	2.82	25
Large Cap Core Equity Fund
I Shares
Six Months Ended September 30, 2008∧	14.25	0.07		(1.53)	(1.46)	(0.07)		—	(0.07)		12.72	(10.25)	979,271	0.86	1.07	0.87	51
Year Ended March 31, 2008	17.79	0.21		(1.81)	(1.60)	(0.21	)(b)	(1.73)	(1.94	)(b)	14.25	(10.32)	1,239,965	0.86	1.23	0.86	78
Year Ended March 31, 2007	17.20	0.25		1.87	2.12	(0.26)		(1.27)	(1.53)		17.79	12.51	1,554,971	0.85	1.41	0.85	58
Year Ended March 31, 2006	16.07	0.18		1.83	2.01	(0.18)		(0.70)	(0.88)		17.20	12.76	1,396,362	0.90	1.15	0.90	55
Period Ended March 31, 2005	14.72	0.17		1.74	1.91	(0.18)		(0.38)	(0.56)		16.07	12.98	1,010,717	0.96	1.23	0.96	44
Year Ended May 31, 2004	12.21	0.14	(a)	2.50	2.64	(0.13)		—	(0.13)		14.72	21.76	782,665	1.00	1.03	1.00	51
Year Ended May 31, 2003	13.80	0.13		(1.60)	(1.47)	(0.12)		—	(0.12)		12.21	(10.58)	598,862	0.99	1.05	0.99	52
A Shares
Six Months Ended September 30, 2008∧	14.40	0.06		(1.54)	(1.48)	(0.06)		—	(0.06)		12.86	(10.33)	28,313	1.11	0.82	1.12	51
Year Ended March 31, 2008	17.97	0.17		(1.84)	(1.67)	(0.17	)(b)	(1.73)	(1.90	)(b)	14.40	(10.60)	35,341	1.11	0.97	1.11	78
Year Ended March 31, 2007	17.36	0.20		1.89	2.09	(0.21)		(1.27)	(1.48)		17.97	12.25	46,878	1.10	1.19	1.10	58
Year Ended March 31, 2006	16.21	0.14		1.85	1.99	(0.14)		(0.70)	(0.84)		17.36	12.50	45,851	1.15	0.90	1.15	55
Period Ended March 31, 2005	14.83	0.14		1.77	1.91	(0.15)		(0.38)	(0.53)		16.21	12.86	44,743	1.18	0.97	1.23	44
Year Ended May 31, 2004	12.31	0.12	(a)	2.51	2.63	(0.11)		—	(0.11)		14.83	21.45	45,808	1.18	0.84	1.36	51
Year Ended May 31, 2003	13.91	0.11		(1.61)	(1.50)	(0.10)		—	(0.10)		12.31	(10.74)	36,305	1.18	0.88	1.38	52
C Shares
Six Months Ended September 30, 2008∧	14.03	0.01		(1.50)	(1.49)	(0.01)		—	(0.01)		12.53	(10.66)	36,191	1.86	0.07	1.87	51
Year Ended March 31, 2008	17.56	0.04		(1.79)	(1.75)	(0.05	)(b)	(1.73)	(1.78	)(b)	14.03	(11.27)	46,342	1.86	0.23	1.86	78
Year Ended March 31, 2007	17.00	0.08		1.84	1.92	(0.09)		(1.27)	(1.36)		17.56	11.40	68,436	1.85	0.42	1.85	58
Year Ended March 31, 2006	15.89	0.02		1.81	1.83	(0.02)		(0.70)	(0.72)		17.00	11.69	78,348	1.90	0.15	1.90	55
Period Ended March 31, 2005	14.54	0.03		1.74	1.77	(0.04)		(0.38)	(0.42)		15.89	12.12	88,741	1.93	0.23	1.99	44
Year Ended May 31, 2004	12.08	0.01	(a)	2.47	2.48	(0.02)		—	(0.02)		14.54	20.58	97,899	1.93	0.09	2.17	51
Year Ended May 31, 2003	13.66	—		(1.56)	(1.56)	(0.02)		—	(0.02)		12.08	(11.41)	74,261	1.93	0.11	2.20	52

See Notes to Financial Highlights and Notes to Financial Statements.

83

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Large Cap Growth Stock Fund
I Shares
Six Months Ended September 30, 2008∧	$9.95	$0.01		$(1.18)	$(1.17)	$(0.01)		$—	$(0.01)		$8.77	(11.75)%	$457,737	1.01%	0.24%	1.02%	35%
Year Ended March 31, 2008	12.86	0.05		0.49	0.54	(0.05)		(3.40)	(3.45)		9.95	0.92	633,291	1.00	0.45	1.01	109
Year Ended March 31, 2007	12.83	0.06	(a)	0.58	0.64	(0.06)		(0.55)	(0.61)		12.86	5.08	1,105,504	0.98	0.48	0.98	79
Year Ended March 31, 2006	12.22	0.03	(a)	0.86	0.89	(0.02)		(0.26)	(0.28)		12.83	7.33	1,296,236	1.06	0.22	1.07	74
Period Ended March 31, 2005	12.33	0.03	(a)	0.07	0.10	(0.03)		(0.18)	(0.21)		12.22	0.76	1,493,213	1.19	0.31	1.21	72
Year Ended May 31, 2004	11.02	(0.03	)(a)	1.34	1.31	—		—	—		12.33	11.89	1,248,636	1.23	(0.25)	1.24	106
Year Ended May 31, 2003	12.24	(0.03	)(a)	(1.19)	(1.22)	—		—	—		11.02	(9.97)	1,090,549	1.22	(0.32)	1.24	69
A Shares
Six Months Ended September 30, 2008∧	9.27	—		(1.10)	(1.10)	—		—	—		8.17	(11.86)	53,010	1.31	(0.05)	1.32	35
Year Ended March 31, 2008	12.19	0.02		0.49	0.51	(0.03)		(3.40)	(3.43)		9.27	0.68	66,115	1.30	0.16	1.31	109
Year Ended March 31, 2007	12.20	0.02	(a)	0.56	0.58	(0.04)		(0.55)	(0.59)		12.19	4.69	80,848	1.28	0.18	1.28	79
Year Ended March 31, 2006	11.66	(0.03	)(a)	0.83	0.80	—		(0.26)	(0.26)		12.20	6.97	104,733	1.50	(0.22)	1.50	74
Period Ended March 31, 2005	11.82	(0.04	)(a)	0.06	0.02	—		(0.18)	(0.18)		11.66	0.15	126,895	1.86	(0.38)	1.90	72
Year Ended May 31, 2004	10.63	(0.10	)(a)	1.29	1.19	—		—	—		11.82	11.19	145,883	1.88	(0.91)	2.00	106
Year Ended May 31, 2003	11.89	(0.10	)(a)	(1.16)	(1.26)	—		—	—		10.63	(10.60)	141,488	1.88	(0.98)	2.00	69
C Shares
Six Months Ended September 30, 2008∧	8.37	(0.03)		(0.99)	(1.02)	—		—	—		7.35	(12.19)	21,317	2.01	(0.75)	2.02	35
Year Ended March 31, 2008	11.36	(0.06)		0.48	0.42	(0.01)		(3.40)	(3.41)		8.37	(0.08)	27,949	2.00	(0.54)	2.01	109
Year Ended March 31, 2007	11.46	(0.06	)(a)	0.52	0.46	(0.01)		(0.55)	(0.56)		11.36	3.96	37,356	1.98	(0.52)	1.98	79
Year Ended March 31, 2006	11.04	(0.09	)(a)	0.77	0.68	—		(0.26)	(0.26)		11.46	6.27	51,883	2.07	(0.79)	2.08	74
Period Ended March 31, 2005	11.22	(0.07	)(a)	0.07	—	—		(0.18)	(0.18)		11.04	(0.02)	75,786	2.21	(0.74)	2.24	72
Year Ended May 31, 2004	10.15	(0.15	)(a)	1.22	1.07	—		—	—		11.22	10.54	100,472	2.35	(1.38)	2.43	106
Year Ended May 31, 2003	11.40	(0.14	)(a)	(1.11)	(1.25)	—		—	—		10.15	(10.96)	94,505	2.35	(1.45)	2.45	69
Large Cap Quantitative Equity Fund(4)
I Shares
Six Months Ended September 30, 2008∧	11.58	0.05		(1.23)	(1.18)	(0.05)		—	(0.05)		10.35	(10.24)	86,024	0.95	0.66	0.95	203
Year Ended March 31, 2008	14.08	0.09	(a)	(0.85)	(0.76)	(0.09	)(b)	(1.65)	(1.74	)(b)	11.58	(6.68)	235,925	0.92	0.63	0.92	399
Year Ended March 31, 2007	13.75	0.07	(a)	0.69	0.76	(0.06)		(0.37)	(0.43)		14.08	5.63	309,126	0.92	0.48	0.92	450
Year Ended March 31, 2006	13.25	0.01	(a)	1.55	1.56	—		(1.06)	(1.06)		13.75	12.17	284,727	0.99	0.07	1.02	432
Period Ended March 31, 2005	12.08	(0.02	)(a)	1.91	1.89	—		(0.72)	(0.72)		13.25	15.84	93,204	1.11	(0.19)	1.26	346
Period Ended May 31, 2004	10.00	(0.02	)(a)	2.35	2.33	—		(0.25)	(0.25)		12.08	23.43	66,812	1.13	(0.22)	1.33	344
A Shares
Six Months Ended September 30, 2008∧	11.47	0.03		(1.21)	(1.18)	(0.03)		—	(0.03)		10.26	(10.30)	491	1.20	0.42	1.21	203
Year Ended March 31, 2008	13.97	0.05	(a)	(0.84)	(0.79)	(0.06	)(b)	(1.65)	(1.71	)(b)	11.47	(6.96)	830	1.17	0.37	1.17	399
Year Ended March 31, 2007	13.65	0.03	(a)	0.69	0.72	(0.03)		(0.37)	(0.40)		13.97	5.38	944	1.17	0.24	1.17	450
Year Ended March 31, 2006	13.18	(0.02	)(a)	1.55	1.53	—		(1.06)	(1.06)		13.65	11.90	1,181	1.23	(0.17)	1.27	432
Period Ended March 31, 2005	12.05	(0.05	)(a)	1.90	1.85	—		(0.72)	(0.72)		13.18	15.54	407	1.39	(0.47)	2.37	346
Period Ended May 31, 2004	11.35	(0.05	)(a)	1.00	0.95	—		(0.25)	(0.25)		12.05	8.48	155	1.55	(0.67)	10.70 (c)	344
C Shares
Six Months Ended September 30, 2008∧	11.10	(0.02)		(1.17)	(1.19)	—		—	—		9.91	(10.68)	633	1.95	(0.32)	1.96	203
Year Ended March 31, 2008	13.61	(0.05	)(a)	(0.81)	(0.86)	—	(b)	(1.65)	(1.65	)(b)	11.10	(7.62)	975	1.92	(0.38)	1.92	399
Year Ended March 31, 2007	13.37	(0.07	)(a)	0.68	0.61	—		(0.37)	(0.37)		13.61	4.60	1,255	1.92	(0.54)	1.92	450
Year Ended March 31, 2006	13.03	(0.13	)(a)	1.53	1.40	—		(1.06)	(1.06)		13.37	11.11	1,518	2.00	(0.97)	2.05	432
Period Ended March 31, 2005	12.00	(0.13	)(a)	1.88	1.75	—		(0.72)	(0.72)		13.03	14.76	1,458	2.13	(1.22)	2.39	346
Period Ended May 31, 2004	11.64	(0.11	)(a)	0.72	0.61	—		(0.25)	(0.25)		12.00	5.34	1,573	2.30	(1.42)	3.09	344

See Notes to Financial Highlights and Notes to Financial Statements.

84

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Large Cap Value Equity Fund
I Shares
Six Months Ended September 30, 2008∧	$12.35	$0.13		$(1.14)	$(1.01)	$(0.13)	$—	$(0.13)	$11.21	(8.25)%	$1,123,136	0.81%	2.19%	0.81%	66%
Year Ended March 31, 2008	15.13	0.28		(1.16)	(0.88)	(0.28)	(1.62)	(1.90)	12.35	(7.07)	898,491	0.83	1.93	0.83	116
Year Ended March 31, 2007	13.85	0.23		1.85	2.08	(0.23)	(0.57)	(0.80)	15.13	15.26	893,491	0.83	1.62	0.83	95
Year Ended March 31, 2006	12.59	0.23		1.26	1.49	(0.23)	—	(0.23)	13.85	11.93	766,547	0.85	1.74	0.86	104
Period Ended March 31, 2005	11.47	0.15		1.15	1.30	(0.18)	—	(0.18)	12.59	11.42	792,677	0.86	1.52	0.86	87
Year Ended May 31, 2004	9.73	0.15	(a)	1.74	1.89	(0.15)	—	(0.15)	11.47	19.58	715,928	0.90	1.40	0.90	67
Year Ended May 31, 2003	11.05	0.15		(1.33)	(1.18)	(0.14)	—	(0.14)	9.73	(10.54)	681,899	0.89	1.68	0.89	46
A Shares
Six Months Ended September 30, 2008∧	12.30	0.12		(1.14)	(1.02)	(0.11)	—	(0.11)	11.17	(8.35)	39,334	1.11	1.90	1.11	66
Year Ended March 31, 2008	15.08	0.24		(1.16)	(0.92)	(0.24)	(1.62)	(1.86)	12.30	(7.37)	47,400	1.13	1.63	1.13	116
Year Ended March 31, 2007	13.82	0.19		1.83	2.02	(0.19)	(0.57)	(0.76)	15.08	14.81	62,390	1.13	1.32	1.13	95
Year Ended March 31, 2006	12.56	0.19		1.26	1.45	(0.19)	—	(0.19)	13.82	11.61	67,845	1.16	1.43	1.17	104
Period Ended March 31, 2005	11.43	0.11		1.16	1.27	(0.14)	—	(0.14)	12.56	11.18	75,462	1.20	1.18	1.20	87
Year Ended May 31, 2004	9.70	0.11	(a)	1.73	1.84	(0.11)	—	(0.11)	11.43	19.10	73,257	1.28	1.01	1.31	67
Year Ended May 31, 2003	11.01	0.12		(1.32)	(1.20)	(0.11)	—	(0.11)	9.70	(10.85)	65,294	1.28	1.29	1.32	46
C Shares
Six Months Ended September 30, 2008∧	12.16	0.07		(1.13)	(1.06)	(0.06)	—	(0.06)	11.04	(8.71)	24,162	1.81	1.20	1.81	66
Year Ended March 31, 2008	14.92	0.14		(1.14)	(1.00)	(0.14)	(1.62)	(1.76)	12.16	(7.93)	29,329	1.83	0.92	1.83	116
Year Ended March 31, 2007	13.68	0.09		1.81	1.90	(0.09)	(0.57)	(0.66)	14.92	14.04	40,223	1.83	0.62	1.83	95
Year Ended March 31, 2006	12.43	0.09		1.25	1.34	(0.09)	—	(0.09)	13.68	10.86	44,257	1.85	0.74	1.86	104
Period Ended March 31, 2005	11.31	0.03		1.15	1.18	(0.06)	—	(0.06)	12.43	10.46	53,147	1.88	0.49	1.89	87
Year Ended May 31, 2004	9.60	0.03	(a)	1.72	1.75	(0.04)	—	(0.04)	11.31	18.27	57,403	2.02	0.27	2.07	67
Year Ended May 31, 2003	10.90	0.05		(1.31)	(1.26)	(0.04)	—	(0.04)	9.60	(11.56)	49,007	2.02	0.55	2.10	46
Mid-Cap Core Equity Fund
I Shares
Six Months Ended September 30, 2008∧	11.26	0.05		(1.21)	(1.16)	(0.03)	—	(0.03)	10.07	(10.33)	130,177	1.08	0.77	1.08	26
Year Ended March 31, 2008	13.89	0.08	(a)	(1.28)	(1.20)	(0.09)	(1.34)	(1.43)	11.26	(9.73)	185,543	1.07	0.56	1.07	58
Year Ended March 31, 2007	13.67	0.06		1.21	1.27	(0.06)	(0.99)	(1.05)	13.89	9.59	333,976	1.07	0.43	1.07	189
Year Ended March 31, 2006	12.03	0.07		2.26	2.33	(0.07)	(0.62)	(0.69)	13.67	19.68	410,459	1.12	0.63	1.13	138
Period Ended March 31, 2005	10.32	0.07		1.70	1.77	(0.06)	—	(0.06)	12.03	17.17	214,660	1.20	0.64	1.22	68
Year Ended May 31, 2004	8.74	0.06	(a)	1.57	1.63	(0.05)	—	(0.05)	10.32	18.70	177,128	1.23	0.64	1.26	126
Year Ended May 31, 2003	9.79	(0.03	)(a)	(1.02)*	(1.05)*	—	—	—	8.74	(10.73)	118,092	1.22	(0.31)	1.25	144
A Shares
Six Months Ended September 30, 2008∧	10.70	0.03		(1.15)	(1.12)	(0.01)	—	(0.01)	9.57	(10.45)	6,788	1.38	0.49	1.38	26
Year Ended March 31, 2008	13.28	0.04	(a)	(1.22)	(1.18)	(0.06)	(1.34)	(1.40)	10.70	(10.02)	8,614	1.37	0.29	1.37	58
Year Ended March 31, 2007	13.12	0.02		1.16	1.18	(0.03)	(0.99)	(1.02)	13.28	9.28	11,773	1.37	0.12	1.37	189
Year Ended March 31, 2006	11.57	0.03		2.17	2.20	(0.03)	(0.62)	(0.65)	13.12	19.32	16,009	1.47	0.25	1.48	138
Period Ended March 31, 2005	9.92	0.02		1.64	1.66	(0.01)	—	(0.01)	11.57	16.79	14,556	1.63	0.21	1.68	68
Year Ended May 31, 2004	8.42	0.02	(a)	1.51	1.53	(0.03)	—	(0.03)	9.92	18.16	17,125	1.68	0.20	1.87	126
Year Ended May 31, 2003	9.47	(0.05	)(a)	(1.00)	(1.05)	—	—	—	8.42	(11.09)	12,137	1.68	(0.68)	1.92	144
C Shares
Six Months Ended September 30, 2008∧	9.66	(0.01)		(1.03)	(1.04)	—	—	—	8.62	(10.77)	5,516	2.08	(0.22)	2.08	26
Year Ended March 31, 2008	12.16	(0.05	)(a)	(1.09)	(1.14)	(0.02)	(1.34)	(1.36)	9.66	(10.62)	7,308	2.07	(0.41)	2.07	58
Year Ended March 31, 2007	12.15	(0.01)		1.01	1.00	—	(0.99)	(0.99)	12.16	8.51	10,854	2.07	(0.58)	2.07	189
Year Ended March 31, 2006	10.81	—		1.96	1.96	—	(0.62)	(0.62)	12.15	18.44	13,499	2.13	(0.42)	2.14	138
Period Ended March 31, 2005	9.30	0.01		1.50	1.51	—	—	—	10.81	16.24	14,557	2.21	(0.37)	2.28	68
Year Ended May 31, 2004	7.92	(0.04	)(a)	1.43	1.39	(0.01)	—	(0.01)	9.30	17.51	15,998	2.28	(0.41)	2.54	126
Year Ended May 31, 2003	8.97	(0.10	)(a)	(0.95)	(1.05)	—	—	—	7.92	(11.71)	12,013	2.28	(1.33)	2.60	144

See Notes to Financial Highlights and Notes to Financial Statements.

85

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and				Distributions			Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends		from	Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net		Realized	Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment		Capital	and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income		Gains	Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)

Mid-Cap Value Equity Fund(4)
I Shares
Six Months Ended September 30, 2008∧	$9.58	$0.08	(a)	$(0.56)	$(0.48)	$(0.06)		$—	$(0.06)		$9.04	(5.02)%	$279,347	1.06%	1.59%	1.06%	113%
Year Ended March 31, 2008	13.02	0.19	(a)	(1.18)	(0.99)	(0.23	)(b)	(2.22)	(2.45	)(b)	9.58	(9.75)	257,978	1.06	1.52	1.06	221
Year Ended March 31, 2007	13.14	0.14		2.04	2.18	(0.13)		(2.17)	(2.30)		13.02	17.47	278,949	1.06	1.08	1.06	196
Year Ended March 31, 2006	12.27	0.13		2.15	2.28	(0.13)		(1.28)	(1.41)		13.14	19.49	243,534	1.13	1.03	1.16	169
Period Ended March 31, 2005	10.95	0.11		1.33	1.44	(0.12)		—	(0.12)		12.27	13.25	209,088	1.22	1.19	1.32	117
Year Ended May 31, 2004	8.62	0.05	(a)	2.33	2.38	(0.05)		—	(0.05)		10.95	27.71	147,185	1.26	0.53	1.36	95
Year Ended May 31, 2003	10.95	0.05		(2.16)	(2.11)	(0.04)		(0.18)	(0.22)		8.62	(19.05)	99,854	1.25	0.63	1.35	71
A Shares
Six Months Ended September 30, 2008∧	9.53	0.06	(a)	(0.54)	(0.48)	(0.05)		—	(0.05)		9.00	(5.11)	4,663	1.36	1.19	1.36	113
Year Ended March 31, 2008	12.97	0.12	(a)	(1.14)	(1.02)	(0.20	)(b)	(2.22)	(2.42	)(b)	9.53	(10.03)	7,774	1.36	1.04	1.36	221
Year Ended March 31, 2007	13.10	0.11		2.03	2.14	(0.10)		(2.17)	(2.27)		12.97	17.11	3,362	1.36	0.78	1.36	196
Year Ended March 31, 2006	12.24	0.09		2.14	2.23	(0.09)		(1.28)	(1.37)		13.10	19.09	2,435	1.46	0.72	1.49	169
Period Ended March 31, 2005	10.94	0.08		1.31	1.39	(0.09)		—	(0.09)		12.24	12.73	1,724	1.62	0.74	1.93	117
Period Ended May 31, 2004	9.39	0.02	(a)	1.55	1.57	(0.02)		—	(0.02)		10.94	16.73	610	1.60	0.24	4.23	95
C Shares
Six Months Ended September 30, 2008∧	9.47	0.03	(a)	(0.54)	(0.51)	(0.01)		—	(0.01)		8.95	(5.37)	3,172	2.06	0.56	2.06	113
Year Ended March 31, 2008	12.91	0.07	(a)	(1.18)	(1.11)	(0.11	)(b)	(2.22)	(2.33	)(b)	9.47	(10.72)	4,049	2.06	0.57	2.06	221
Year Ended March 31, 2007	13.06	0.02		2.01	2.03	(0.01)		(2.17)	(2.18)		12.91	16.27	6,269	2.06	0.07	2.06	196
Year Ended March 31, 2006	12.21	0.02		2.13	2.15	(0.02)		(1.28)	(1.30)		13.06	18.47	6,366	2.03	0.13	2.17	169
Period Ended March 31, 2005	10.90	0.04		1.32	1.36	(0.05)		—	(0.05)		12.21	12.47	6,888	1.91	0.54	2.39	117
Year Ended May 31, 2004	8.58	(0.01	)(a)	2.33	2.32	—		—	—		10.90	27.06	7,880	1.90	(0.11)	2.74	95
Year Ended May 31, 2003	10.92	0.01		(2.16)	(2.15)	(0.01)		(0.18)	(0.19)		8.58	(19.58)	5,744	1.90	0.03	2.85	71
Real Estate 130/30 Fund(4)(6)
I Shares
Six Months Ended September 30, 2008∧	10.28	0.10		(0.48)	(0.38)	(0.07)		—	(0.07)		9.83	(3.64)	5,033	1.44	2.02	4.17	139
Period Ended March 31, 2008	10.00	0.10		0.25	0.35	(0.07)		—	(0.07)		10.28	3.47	5,173	1.45	1.74	3.42 (c)	70
C Shares
Period Ended September 30, 2008∧	10.80	0.06		(0.99)	(0.93)	(0.04)		—	(0.04)		9.83	(8.64)	5	2.45	1.57	5.43	139

See Notes to Financial Highlights and Notes to Financial Statements.

86

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

																Ratio of
															Ratio of	Expenses to
														Ratio	Net	Average Net
				Net										of	Investment	Assets
				Realized										Net	Income	(Excluding
				and			Distributions				Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from		Total		Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized		Dividends		Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital		and		End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains		Distributions		Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)

Select Large Cap Growth Stock Fund(4)
I Shares
Six Months Ended September 30, 2008∧	$28.32	$0.02	(a)	$(2.88)	$(2.86)	$(0.02)	$—		$(0.02)		$25.44	(10.10)%	$89,857	0.94%	0.28%	0.95%	33%
Year Ended March 31, 2008	26.92	0.08	(a)	1.35	1.43	(0.03)	—		(0.03)		28.32	5.30	96,704	0.94	0.28	0.95	62
Year Ended March 31, 2007	25.83	0.15	(a)	0.99	1.14	(0.05)	—		(0.05)		26.92	4.42	98,027	0.97	0.59	0.98	160
Year Ended March 31, 2006	24.14	—		1.82	1.82	(0.13)	—		(0.13)		25.83	7.54	74,481	1.07	0.21	1.08	82
Period Ended March 31, 2005	23.31	0.10	(a)	0.77	0.87	(0.04)	—		(0.04)		24.14	3.74	98,982	1.22	0.52	1.25	51
Year Ended May 31, 2004	20.78	(0.06	)(a)	2.59	2.53	—	—		—		23.31	12.18	144,732	1.25	(0.28)	1.25	49
Year Ended May 31, 2003	23.25	—	(a)	(2.47)	(2.47)	—	—		—		20.78	(10.62)	198,429	1.24	(0.01)	1.24	58
A Shares
Six Months Ended September 30, 2008∧	28.06	—	(a)	(2.87)	(2.87)	—	—		—		25.19	(10.23)	621	1.24	(0.02)	1.24	33
Year Ended March 31, 2008	26.73	—	(a)	1.33	1.33	—	—		—		28.06	4.98	556	1.24	—	1.25	62
Year Ended March 31, 2007	25.67	0.07	(a)	0.99	1.06	—	—		—		26.73	4.13	371	1.28	0.26	1.29	160
Year Ended March 31, 2006	24.02	(0.05)		1.78	1.73	(0.08)	—		(0.08)		25.67	7.21	468	1.39	(0.11)	1.41	82
Period Ended March 31, 2005	23.26	0.03	(a)	0.77	0.80	(0.04)	—		(0.04)		24.02	3.42	667	1.62	0.13	2.00	51
Period Ended May 31, 2004	22.32	(0.10	)(a)	1.04	0.94	—	—		—		23.26	4.21	365	1.65	(0.71)	4.48 (c)	49
C Shares
Six Months Ended September 30, 2008∧	25.98	(0.09	)(a)	(2.65)	(2.74)	—	—		—		23.24	(10.55)	21,446	1.94	(0.72)	1.94	33
Year Ended March 31, 2008	24.93	(0.20	)(a)	1.25	1.05	—	—		—		25.98	4.21	26,596	1.95	(0.74)	1.95	62
Year Ended March 31, 2007	24.11	(0.11	)(a)	0.93	0.82	—	—		—		24.93	3.40	32,895	1.98	(0.44)	1.99	160
Year Ended March 31, 2006	22.67	(0.11)		1.57	1.46	(0.02)	—		(0.02)		24.11	6.46	48,412	2.07	(0.80)	2.08	82
Period Ended March 31, 2005	22.04	(0.09	)(a)	0.72	0.63	—	—		—		22.67	2.86	67,950	2.23	(0.47)	2.28	51
Year Ended May 31, 2004	19.85	(0.29	)(a)	2.48	2.19	—	—		—		22.04	11.03	92,966	2.31	(1.34)	2.41	49
Year Ended May 31, 2003	22.45	(0.20	)(a)	(2.40)	(2.60)	—	—		—		19.85	(11.58)	110,085	2.31	(1.07)	2.40	58
Small Cap Growth Stock Fund
I Shares
Six Months Ended September 30, 2008∧	13.53	(0.02)		(0.37)	(0.39)	—	—		—		13.14	(2.88)	459,241	1.20	(0.32)	1.21	71
Year Ended March 31, 2008	20.61	(0.11	)(a)	(0.33)	(0.44)	—	(6.64	)(b)	(6.64	)(b)	13.53	(7.09)	490,675	1.19	(0.57)	1.20	126
Year Ended March 31, 2007	23.65	(0.11	)(a)	(1.74)	(1.85)	—	(1.19)		(1.19)		20.61	(7.80)	845,570	1.16	(0.51)	1.16	139
Year Ended March 31, 2006	19.99	(0.14	)(a)	5.46	5.32	—	(1.66)		(1.66)		23.65	27.55	1,641,681	1.17	(0.66)	1.18	98
Period Ended March 31, 2005	20.25	(0.08	)(a)	2.27	2.19	—	(2.45)		(2.45)		19.99	10.60	940,775	1.22	(0.46)	1.22	70
Year Ended May 31, 2004	15.19	(0.16	)(a)	5.22	5.06	—	—		—		20.25	33.31	789,650	1.25	(0.83)	1.25	107
Year Ended May 31, 2003	17.28	(0.12	)(a)	(1.72)	(1.84)	—	(0.25)		(0.25)		15.19	(10.50)	567,714	1.24	(0.87)	1.24	96
A Shares
Six Months Ended September 30, 2008∧	12.88	(0.04)		(0.36)	(0.40)	—	—		—		12.48	(3.11)	14,133	1.50	(0.62)	1.51	71
Year Ended March 31, 2008	19.96	(0.16	)(a)	(0.28)	(0.44)	—	(6.64	)(b)	(6.64	)(b)	12.88	(7.33)	16,490	1.49	(0.87)	1.50	126
Year Ended March 31, 2007	23.02	(0.17	)(a)	(1.70)	(1.87)	—	(1.19)		(1.19)		19.96	(8.06)	24,320	1.46	(0.81)	1.46	139
Year Ended March 31, 2006	19.56	(0.21	)(a)	5.33	5.12	—	(1.66)		(1.66)		23.02	27.13 ##	59,896	1.51	(1.00)	1.54	98
Period Ended March 31, 2005	19.92	(0.14	)(a)	2.23	2.09	—	(2.45)		(2.45)		19.56	10.26	38,954	1.61	(0.84)	1.73	70
Year Ended May 31, 2004	15.00	(0.22	)(a)	5.14	4.92	—	—		—		19.92	32.80	40,590	1.61	(1.20)	1.88	107
Year Ended May 31, 2003	17.12	(0.17	)(a)	(1.70)	(1.87)	—	(0.25)		(0.25)		15.00	(10.77)	21,887	1.61	(1.23)	1.93	96
C Shares
Six Months Ended September 30, 2008∧	11.38	(0.09)		(0.30)	(0.39)	—	—		—		10.99	(3.43)	12,097	2.20	(1.32)	2.20	71
Year Ended March 31, 2008	18.46	(0.27	)(a)	(0.17)	(0.44)	—	(6.64	)(b)	(6.64	)(b)	11.38	(7.98)	14,323	2.20	(1.57)	2.21	126
Year Ended March 31, 2007	21.53	(0.29	)(a)	(1.59)	(1.88)	—	(1.19)		(1.19)		18.46	(8.68)	21,545	2.16	(1.51)	2.16	139
Year Ended March 31, 2006	18.51	(0.33	)(a)	5.01	4.68	—	(1.66)		(1.66)		21.53	26.27 ##	36,242	2.18	(1.67)	2.18	98
Period Ended March 31, 2005	19.06	(0.23	)(a)	2.13	1.90	—	(2.45)		(2.45)		18.51	9.71	35,322	2.22	(1.46)	2.24	70
Year Ended May 31, 2004	14.45	(0.34	)(a)	4.95	4.61	—	—		—		19.06	31.90	40,354	2.31	(1.90)	2.40	107
Year Ended May 31, 2003	16.62	(0.26	)(a)	(1.66)	(1.92)	—	(0.25)		(0.25)		14.45	(11.40)	25,601	2.31	(1.93)	2.46	96

See Notes to Financial Highlights and Notes to Financial Statements.

87

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)

Small Cap Value Equity Fund(4)
I Shares
Six Months Ended September 30, 2008∧	$11.17	$0.10		$0.02	$0.12	$(0.10)	$—	$(0.10)	$11.19	1.05%	$439,857	1.20%	1.71%	1.21%	18%
Year Ended March 31, 2008	17.35	0.18		(1.65)	(1.47)	(0.17)	(4.54)	(4.71)	11.17	(11.23)	469,424	1.19	1.20	1.19	75
Year Ended March 31, 2007	20.93	0.10		1.25	1.35	(0.11)	(4.82)	(4.93)	17.35	7.41	674,619	1.18	0.55	1.18	62
Year Ended March 31, 2006	19.86	0.10		5.39	5.49	(0.10)	(4.32)	(4.42)	20.93	30.70	762,709	1.20	0.48	1.20	58
Period Ended March 31, 2005	18.26	0.04	(a)	3.15	3.19	(0.06)	(1.53)	(1.59)	19.86	17.57	726,904	1.21	0.22	1.21	17
Year Ended May 31, 2004	13.73	0.06	(a)	4.53	4.59	(0.06)	—	(0.06)	18.26	33.56	682,567	1.25	0.38	1.25	44
Year Ended May 31, 2003	14.54	0.08		(0.82)	(0.74)	(0.07)	—	(0.07)	13.73	(5.09)	518,468	1.24	0.64	1.24	29
A Shares
Six Months Ended September 30, 2008∧	11.03	0.08		0.02	0.10	(0.08)	—	(0.08)	11.05	0.92	4,239	1.47	1.43	1.47	18
Year Ended March 31, 2008	17.20	0.14		(1.63)	(1.49)	(0.14)	(4.54)	(4.68)	11.03	(11.48)	4,887	1.44	0.94	1.44	75
Year Ended March 31, 2007	20.79	0.05		1.24	1.29	(0.06)	(4.82)	(4.88)	17.20	7.17	7,629	1.44	0.28	1.44	62
Year Ended March 31, 2006	19.75	0.06		5.36	5.42	(0.06)	(4.32)	(4.38)	20.79	30.44	5,317	1.45	0.22	1.48	58
Period Ended March 31, 2005	18.18	(0.01	)(a)	3.13	3.12	(0.02)	(1.53)	(1.55)	19.75	17.26	4,616	1.47	(0.05)	1.61	17
Period Ended May 31, 2004	15.75	0.03	(a)	2.41	2.44	(0.01)	—	(0.01)	18.18	15.51	4,088	1.55	0.30	2.15	44
C Shares
Six Months Ended September 30, 2008∧	10.65	0.07		0.01	0.08	(0.07)	—	(0.07)	10.66	0.76	19,226	1.69	1.21	1.70	18
Year Ended March 31, 2008	16.76	0.14		(1.57)	(1.43)	(0.14)	(4.54)	(4.68)	10.65	(11.41)	22,243	1.44	0.94	1.45	75
Year Ended March 31, 2007	20.39	0.05		1.20	1.25	(0.06)	(4.82)	(4.88)	16.76	7.10	35,289	1.43	0.30	1.43	62
Year Ended March 31, 2006	19.45	0.06		5.26	5.32	(0.06)	(4.32)	(4.38)	20.39	30.41	45,388	1.45	0.23	1.70	58
Period Ended March 31, 2005	17.91	(0.01	)(a)	3.09	3.08	(0.01)	(1.53)	(1.54)	19.45	17.27	43,664	1.50	(0.07)	2.25	17
Year Ended May 31, 2004	13.55	(0.10	)(a)	4.46	4.36	—	—	—	17.91	32.20	46,192	2.26	(0.64)	2.45	44
Year Ended May 31, 2003	14.43	(0.04)		(0.84)	(0.88)	—	—	—	13.55	(6.10)	34,064	2.31	(0.40)	2.50	29
U.S. Equity 130/30 Fund(4)(6)
I Shares
Six Months Ended September 30, 2008∧	8.75	0.02		(0.85)	(0.83)	(0.02)	—	(0.02)	7.90	(9.55)	3,966	1.29	0.31	3.51	20
Period Ended March 31, 2008	10.00	0.01		(1.25)	(1.24)	(0.01)	—	(0.01)	8.75	(12.39)	4,381	1.30	0.48	3.49	87
Life Vision Aggressive Growth Fund(4)(5)
I Shares
Six Months Ended September 30, 2008∧	10.37	0.05		(1.11)	(1.06)	(0.07)	—	(0.07)	9.24	(10.29)	19,459	0.20	0.76	0.22	15
Year Ended March 31, 2008	13.00	0.14	(a)	(0.46)	(0.32)	(0.41)	(1.90)	(2.31)	10.37	(4.59)	28,514	0.19	1.04	0.20	46
Year Ended March 31, 2007	12.32	0.12	(a)	1.05	1.17	(0.25)	(0.24)	(0.49)	13.00	9.60	53,098	0.18	0.94	0.18	52
Year Ended March 31, 2006†	11.07	0.07	(a)	1.45	1.52	(0.14)	(0.13)	(0.27)	12.32	13.90	52,765	0.21	0.66	0.26	31
Period Ended March 31, 2005†	10.25	0.09		0.85	0.94	(0.12)	—	(0.12)	11.07	9.15	43,283	0.21	0.98	0.34	29
Year Ended May 31, 2004	8.55	0.04	(a)	1.70	1.74	(0.04)**	—	(0.04)**	10.25	20.34	38,468	0.25	0.39	0.39	44
Year Ended May 31, 2003	9.57	0.03		(1.02)	(0.99)	(0.03)	—	(0.03)	8.55	(10.36)	28,681	0.25	0.33	0.40	50
A Shares
Six Months Ended September 30, 2008∧	10.33	0.03		(1.10)	(1.07)	(0.05)	—	(0.05)	9.21	(10.37)	2,641	0.50	0.49	0.52	15
Year Ended March 31, 2008	12.97	0.13	(a)	(0.49)	(0.36)	(0.38)	(1.90)	(2.28)	10.33	(4.88)	3,067	0.49	0.94	0.50	46
Year Ended March 31, 2007	12.29	0.08	(a)	1.05	1.13	(0.21)	(0.24)	(0.45)	12.97	9.31	3,040	0.48	0.63	0.48	52
Year Ended March 31, 2006†	11.05	0.04	(a)	1.44	1.48	(0.11)	(0.13)	(0.24)	12.29	13.50	2,619	0.52	0.42	0.62	31
Period Ended March 31, 2005†	10.23	0.06		0.85	0.91	(0.09)	—	(0.09)	11.05	8.90	2,080	0.55	0.86	1.01	29
Period Ended May 31, 2004	9.46	(0.01	)(a)	0.81	0.80	(0.03)	—	(0.03)	10.23	8.43	867	0.51	(0.24)	5.15	44

See Notes to Financial Highlights and Notes to Financial Statements.

88

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Life Vision Aggressive Growth Fund(4)(5)
B Shares
Six Months Ended September 30, 2008∧	$10.19	$0.01		$(1.09)	$(1.08)	$(0.03)	$—	$(0.03)	$9.08	(10.63)%	$3,546	0.95%	0.03%	0.97%	15%
Year Ended March 31, 2008	12.84	0.06	(a)	(0.46)	(0.40)	(0.35)	(1.90)	(2.25)	10.19	(5.25)	4,472	0.94	0.41	0.95	46
Year Ended March 31, 2007	12.19	0.03	(a)	1.02	1.05	(0.16)	(0.24)	(0.40)	12.84	8.71	5,575	0.93	0.18	0.93	52
Year Ended March 31, 2006†	10.98	(0.02	)(a)	1.45	1.43	(0.09)	(0.13)	(0.22)	12.19	13.10	5,756	0.99	(0.14)	1.10	31
Period Ended March 31, 2005†	10.18	0.03		0.83	0.86	(0.06)	—	(0.06)	10.98	8.44	5,452	1.03	0.19	1.40	29
Year Ended May 31, 2004	8.53	(0.04	)(a)	1.70	1.66	(0.01)	—	(0.01)	10.18	19.49	4,367	1.00	(0.36)	1.95	44
Period Ended May 31, 2003	7.23	(0.01)		1.31	1.30	—	—	—	8.53	18.03	1,052	0.89	(0.86)	1.36	50
C Shares
Six Months Ended September 30, 2008∧	10.29	(0.01)		(1.09)	(1.10)	(0.02)	—	(0.02)	9.17	(10.71)	1,487	1.20	(0.21)	1.22	15
Year Ended March 31, 2008	12.98	0.04	(a)	(0.49)	(0.45)	(0.34)	(1.90)	(2.24)	10.29	(5.56)	1,767	1.19	0.27	1.21	46
Year Ended March 31, 2007	12.33	—	(a)	1.04	1.04	(0.15)	(0.24)	(0.39)	12.98	8.54	1,573	1.18	(0.03)	1.18	52
Period Ended March 31, 2006†	11.07	0.01	(a)	1.46	1.47	(0.08)	(0.13)	(0.21)	12.33	13.40	1,146	1.17	0.03	1.22	31
Life Vision Conservative Fund(4)(5)
I Shares
Six Months Ended September 30, 2008∧	11.11	0.19	(a)	(0.53)	(0.34)	(0.28)	—	(0.28)	10.49	(3.12)	4,837	0.20	3.52	0.30	23
Year Ended March 31, 2008	11.37	0.44		(0.10)	0.34	(0.44)	(0.16)	(0.60)	11.11	3.02	5,177	0.18	3.98	0.30	47
Year Ended March 31, 2007	11.21	0.45	(a)	0.30	0.75	(0.48)	(0.11)	(0.59)	11.37	6.91	3,362	0.20	4.00	0.32	43
Year Ended March 31, 2006†	11.09	0.34		0.20	0.54	(0.36)	(0.06)	(0.42)	11.21	4.96	3,066	0.20	3.33	0.56	29
Period Ended March 31, 2005†	10.87	0.27		0.29	0.56	(0.30)	(0.04)	(0.34)	11.09	5.18	414	0.17	3.18	1.52	121
Period Ended May 31, 2004	10.71	0.15	(a)	0.14	0.29	(0.13)	—	(0.13)	10.87	2.68	30	0.25	2.41	85.33 (c)	138
A Shares
Six Months Ended September 30, 2008∧	11.12	0.18	(a)	(0.54)	(0.36)	(0.26)	—	(0.26)	10.50	(3.28)	562	0.50	3.21	0.60	23
Year Ended March 31, 2008	11.38	0.44		(0.13)	0.31	(0.41)	(0.16)	(0.57)	11.12	2.75	663	0.49	3.63	0.61	47
Year Ended March 31, 2007	11.21	0.41	(a)	0.32	0.73	(0.45)	(0.11)	(0.56)	11.38	6.64	811	0.50	3.61	0.62	43
Year Ended March 31, 2006†	11.09	0.30		0.20	0.50	(0.32)	(0.06)	(0.38)	11.21	4.63	1,324	0.53	2.85	0.83	29
Period Ended March 31, 2005†	10.86	0.23		0.30	0.53	(0.26)	(0.04)	(0.30)	11.09	4.88	606	0.56	2.50	1.51	121
Period Ended May 31, 2004	10.68	0.12	(a)	0.18	0.30	(0.12)	—	(0.12)	10.86	2.82	474	0.57	2.06	4.00	138
B Shares
Six Months Ended September 30, 2008∧	11.10	0.15	(a)	(0.52)	(0.37)	(0.24)	—	(0.24)	10.49	(3.42)	3,959	0.95	2.77	1.05	23
Year Ended March 31, 2008	11.38	0.38		(0.12)	0.26	(0.38)	(0.16)	(0.54)	11.10	2.23	4,903	0.93	3.20	1.06	47
Year Ended March 31, 2007	11.22	0.36	(a)	0.31	0.67	(0.40)	(0.11)	(0.51)	11.38	6.12	4,653	0.95	3.23	1.07	43
Year Ended March 31, 2006†	11.09	0.25		0.21	0.46	(0.27)	(0.06)	(0.33)	11.22	4.23	5,189	0.97	2.34	1.19	29
Period Ended March 31, 2005†	10.86	0.19		0.30	0.49	(0.22)	(0.04)	(0.26)	11.09	4.50	5,635	0.96	2.11	1.67	121
Year Ended May 31, 2004	10.43	0.17	(a)	0.39	0.56	(0.13)	—	(0.13)	10.86	5.38	5,012	0.95	1.54	1.81	138
Period Ended May 31, 2003	10.00	0.01		0.42	0.43	—	—	—	10.43	4.30	800	0.92	0.85	1.39	160
C Shares
Six Months Ended September 30, 2008∧	11.09	0.14	(a)	(0.54)	(0.40)	(0.22)	—	(0.22)	10.47	(3.63)	898	1.20	2.52	1.30	23
Year Ended March 31, 2008	11.37	0.34		(0.11)	0.23	(0.35)	(0.16)	(0.51)	11.09	2.03	840	1.18	2.94	1.31	47
Year Ended March 31, 2007	11.20	0.34	(a)	0.31	0.65	(0.37)	(0.11)	(0.48)	11.37	5.91	792	1.20	2.99	1.32	43
Period Ended March 31, 2006†	11.08	0.26		0.20	0.46	(0.28)	(0.06)	(0.34)	11.20	4.22	835	1.03	2.39	1.59	29

See Notes to Financial Highlights and Notes to Financial Statements.

89

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Life Vision Growth and Income Fund(4)(5)
I Shares
Six Months Ended September 30, 2008∧	$11.31	$0.11		$(0.96)	$(0.85)	$(0.14)	$—	$(0.14)	$10.32	(7.58)%	$53,463	0.18%	1.84%	0.19%	14%
Year Ended March 31, 2008	12.89	0.28		(0.44)	(0.16)	(0.45)	(0.97)	(1.42)	11.31	(2.16)	69,704	0.17	2.02	0.17	50
Year Ended March 31, 2007	12.43	0.25	(a)	0.82	1.07	(0.35)	(0.26)	(0.61)	12.89	8.73	111,848	0.17	2.00	0.17	45
Year Ended March 31, 2006†	11.41	0.17	(a)	1.08	1.25	(0.23)	—	(0.23)	12.43	11.05	97,964	0.19	1.46	0.24	34
Period Ended March 31, 2005†	10.76	0.14		0.69	0.83	(0.18)	—	(0.18)	11.41	7.77	87,520	0.22	1.60	0.33	59
Year Ended May 31, 2004	9.33	0.14	(a)	1.43	1.57	(0.14)	—	(0.14)	10.76	16.92	75,083	0.25	1.38	0.36	97
Year Ended May 31, 2003	9.98	0.13		(0.65)	(0.52)	(0.13)	—	(0.13)	9.33	(5.16)	59,449	0.25	1.46	0.37	139
A Shares
Six Months Ended September 30, 2008∧	11.28	0.09		(0.95)	(0.86)	(0.12)	—	(0.12)	10.30	(7.66)	4,041	0.48	1.53	0.49	14
Year Ended March 31, 2008	12.87	0.20		(0.40)	(0.20)	(0.42)	(0.97)	(1.39)	11.28	(2.47)	5,031	0.47	1.62	0.47	50
Year Ended March 31, 2007	12.41	0.21	(a)	0.82	1.03	(0.31)	(0.26)	(0.57)	12.87	8.44	6,778	0.47	1.71	0.47	45
Year Ended March 31, 2006†	11.39	0.15	(a)	1.06	1.21	(0.19)	—	(0.19)	12.41	10.73	5,737	0.51	1.24	0.58	34
Period Ended March 31, 2005†	10.75	0.11		0.68	0.79	(0.15)	—	(0.15)	11.39	7.37	3,575	0.57	1.33	0.91	59
Period Ended May 31, 2004	10.18	0.06	(a)	0.58	0.64	(0.07)	—	(0.07)	10.75	6.32	1,426	0.56	1.04	1.95	97
B Shares
Six Months Ended September 30, 2008∧	11.27	0.07		(0.95)	(0.88)	(0.10)	—	(0.10)	10.29	(7.89)	11,745	0.93	1.08	0.94	14
Year Ended March 31, 2008	12.87	0.17		(0.43)	(0.26)	(0.37)	(0.97)	(1.34)	11.27	(2.89)	14,339	0.92	1.35	0.92	50
Year Ended March 31, 2007	12.41	0.16	(a)	0.82	0.98	(0.26)	(0.26)	(0.52)	12.87	7.95	16,966	0.92	1.24	0.92	45
Year Ended March 31, 2006†	11.39	0.08	(a)	1.08	1.16	(0.14)	—	(0.14)	12.41	10.21	17,829	0.96	0.71	1.07	34
Period Ended March 31, 2005†	10.74	0.06		0.69	0.75	(0.10)	—	(0.10)	11.39	7.00	16,641	1.01	0.83	1.34	59
Year Ended May 31, 2004	9.34	0.07	(a)	1.42	1.49	(0.09)	—	(0.09)	10.74	15.99	13,060	1.00	0.63	1.61	97
Period Ended May 31, 2003	8.10	0.02		1.24	1.26	(0.02)	—	(0.02)	9.34	15.57	2,017	0.90	0.39	1.34	139
C Shares
Six Months Ended September 30, 2008∧	11.22	0.05		(0.95)	(0.90)	(0.08)	—	(0.08)	10.24	(8.04)	4,388	1.18	0.84	1.19	14
Year Ended March 31, 2008	12.83	0.15		(0.44)	(0.29)	(0.35)	(0.97)	(1.32)	11.22	(3.14)	5,584	1.17	1.12	1.17	50
Year Ended March 31, 2007	12.39	0.13	(a)	0.80	0.93	(0.23)	(0.26)	(0.49)	12.83	7.62	5,535	1.17	1.05	1.17	45
Period Ended March 31, 2006†	11.41	0.11	(a)	1.02	1.13	(0.15)	—	(0.15)	12.39	9.94	2,820	1.15	0.89	1.20	34
Life Vision Moderate Growth Fund(4)(5)
I Shares
Six Months Ended September 30, 2008∧	10.38	0.14		(0.71)	(0.57)	(0.19)	—	(0.19)	9.62	(5.58)	118,483	0.19	2.48	0.19	14
Year Ended March 31, 2008	10.88	0.31		(0.25)	0.06	(0.39)	(0.17)	(0.56)	10.38	0.30	147,784	0.17	2.87	0.17	40
Year Ended March 31, 2007	10.85	0.31	(a)	0.55	0.86	(0.37)	(0.46)	(0.83)	10.88	8.02	193,107	0.16	2.80	0.16	49
Year Ended March 31, 2006†	10.49	0.24	(a)	0.64	0.88	(0.28)	(0.24)	(0.52)	10.85	8.48	158,301	0.18	2.17	0.22	34
Period Ended March 31, 2005†	10.06	0.18		0.52	0.70	(0.22)	(0.05)	(0.27)	10.49	6.98	132,522	0.21	2.10	0.32	83
Year Ended May 31, 2004	9.02	0.16	(a)	1.04	1.20	(0.16)	—	(0.16)	10.06	13.35	121,659	0.25	1.65	0.36	109
Year Ended May 31, 2003	9.40	0.16		(0.38)	(0.22)	(0.16)	—	(0.16)	9.02	(2.21)	93,722	0.25	1.87	0.36	101
A Shares
Six Months Ended September 30, 2008∧	10.37	0.11		(0.70)	(0.59)	(0.17)	—	(0.17)	9.61	(5.73)	7,856	0.49	2.19	0.49	14
Year Ended March 31, 2008	10.88	0.28		(0.25)	0.03	(0.37)	(0.17)	(0.54)	10.37	(0.02)	8,632	0.47	2.59	0.48	40
Year Ended March 31, 2007	10.84	0.28	(a)	0.55	0.83	(0.33)	(0.46)	(0.79)	10.88	7.77	11,069	0.46	2.53	0.46	49
Year Ended March 31, 2006†	10.48	0.20	(a)	0.64	0.84	(0.24)	(0.24)	(0.48)	10.84	8.16	5,821	0.47	1.92	0.59	34
Period Ended March 31, 2005†	10.05	0.15		0.52	0.67	(0.19)	(0.05)	(0.24)	10.48	6.74	8,161	0.47	1.91	0.87	83
Period Ended May 31, 2004	9.58	0.10	(a)	0.45	0.55	(0.08)	—	(0.08)	10.05	5.79	3,541	0.55	1.49	1.27	109

See Notes to Financial Highlights and Notes to Financial Statements.

90

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
												Ratio	Net	Average Net
				Net								of	Investment	Assets
				Realized								Net	Income	(Excluding
				and			Distributions		Net			Expenses	(Loss)	Waivers,
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Reimbursements
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	and	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Life Vision Moderate Growth Fund(4)(5)
B Shares
Six Months Ended September 30, 2008∧	$10.34	$0.09		$(0.71)	$(0.62)	$(0.15)	$—	$(0.15)	$9.57	(6.07)%	$8,610	0.94%	1.74%	0.94%	14%
Year Ended March 31, 2008	10.86	0.23		(0.25)	(0.02)	(0.33)	(0.17)	(0.50)	10.34	(0.46)	10,572	0.92	2.13	0.93	40
Year Ended March 31, 2007	10.82	0.22	(a)	0.56	0.78	(0.28)	(0.46)	(0.74)	10.86	7.36	12,723	0.91	2.03	0.91	49
Year Ended March 31, 2006†	10.46	0.16	(a)	0.64	0.80	(0.20)	(0.24)	(0.44)	10.82	7.60	14,073	0.92	1.41	1.06	34
Period Ended March 31, 2005†	10.03	0.11		0.52	0.63	(0.15)	(0.05)	(0.20)	10.46	6.28	14,797	0.92	1.37	1.35	83
Year Ended May 31, 2004	9.00	0.09	(a)	1.04	1.13	(0.10)	—	(0.10)	10.03	12.66	13,236	1.00	0.91	1.56	109
Period Ended May 31, 2003	8.05	0.03		0.95	0.98	(0.03)	—	(0.03)	9.00	12.22	2,691	0.91	0.93	1.34	101
C Shares
Six Months Ended September 30, 2008∧	10.34	0.08		(0.70)	(0.62)	(0.14)	—	(0.14)	9.58	(6.09)	17,258	1.19	1.50	1.19	14
Year Ended March 31, 2008	10.86	0.20		(0.25)	(0.05)	(0.30)	(0.17)	(0.47)	10.34	(0.66)	20,419	1.17	1.87	1.17	40
Year Ended March 31, 2007	10.82	0.23	(a)	0.52	0.75	(0.25)	(0.46)	(0.71)	10.86	7.01	24,424	1.19	2.12	1.19	49
Period Ended March 31, 2006†	10.49	0.15	(a)	0.62	0.77	(0.20)	(0.24)	(0.44)	10.82	7.40	1,674	1.13	1.43	1.19	34
Life Vision Target Date 2015 Fund(4)(5)
I Shares
Six Months Ended September 30, 2008∧	10.63	0.07		(0.85)	(0.78)	(0.11)	—	(0.11)	9.74	(7.40)	2,998	0.18	1.71	0.45	35
Year Ended March 31, 2008	11.56	0.23		(0.67)	(0.44)	(0.40)	(0.09)	(0.49)	10.63	(4.19)	3,150	0.18	1.80	0.97	196
Year Ended March 31, 2007	10.86	0.21	(a)	0.77	0.98	(0.26)	(0.02)	(0.28)	11.56	9.18	2,067	0.20	1.87	2.20	67
Period Ended March 31, 2006†	10.00	0.09	(a)	0.90	0.99	(0.13)	—	(0.13)	10.86	9.94	270	0.20	1.80	13.92 (c)	25
A Shares
Six Months Ended September 30, 2008∧	10.61	0.06		(0.85)	(0.79)	(0.10)	—	(0.10)	9.72	(7.54)	39	0.49	1.50	0.73	35
Year Ended March 31, 2008	11.56	0.22		(0.70)	(0.48)	(0.38)	(0.09)	(0.47)	10.61	(4.55)	18	0.48	1.69	1.25	196
Period Ended March 31, 2007	11.42	0.05	(a)	0.11	0.16	(0.02)	—	(0.02)	11.56	1.43	2	0.50	1.64	2.36 (c)	67
Life Vision Target Date 2025 Fund(4)(5)
I Shares
Six Months Ended September 30, 2008∧	10.84	0.07	(a)	(1.02)	(0.95)	(0.08)	—	(0.08)	9.81	(8.77)	4,318	0.19	1.27	0.35	37
Year Ended March 31, 2008	11.93	0.15	(a)	(0.67)	(0.52)	(0.41)	(0.16)	(0.57)	10.84	(4.81)	5,770	0.20	1.28	0.46	67
Year Ended March 31, 2007	11.11	0.15	(a)	0.91	1.06	(0.23)	(0.01)	(0.24)	11.93	9.64	4,704	0.20	1.28	1.28	48
Period Ended March 31, 2006†	10.00	0.09	(a)	1.14	1.23	(0.12)	—	(0.12)	11.11	12.33	1,110	0.20	1.86	11.64 (c)	17
A Shares
Six Months Ended September 30, 2008∧	10.83	0.05	(a)	(1.01)	(0.96)	(0.06)	—	(0.06)	9.81	(8.86)	29	0.49	0.85	0.65	37
Year Ended March 31, 2008	11.93	0.12	(a)	(0.67)	(0.55)	(0.39)	(0.16)	(0.55)	10.83	(5.11)	48	0.50	1.01	0.76	67
Period Ended March 31, 2007	10.82	0.07	(a)	1.23	1.30	(0.18)	(0.01)	(0.19)	11.93	12.01	45	0.50	0.86	2.00	48
Life Vision Target Date 2035 Fund(4)(5)
I Shares
Six Months Ended September 30, 2008∧	10.65	0.05	(a)	(1.08)	(1.03)	(0.06)	—	(0.06)	9.56	(9.68)	2,628	0.18	0.94	0.48	24
Year Ended March 31, 2008	11.64	0.16	(a)	(0.66)	(0.50)	(0.33)	(0.16)	(0.49)	10.65	(4.70)	2,908	0.18	1.32	0.99	53
Year Ended March 31, 2007	10.89	0.12	(a)	0.90	1.02	(0.22)	(0.05)	(0.27)	11.64	9.41	1,318	0.20	1.05	2.45	50
Period Ended March 31, 2006†	10.00	0.07	(a)	0.94	1.01	(0.12)	—	(0.12)	10.89	10.14	590	0.20	1.41	10.98 (c)	40
A Shares
Six Months Ended September 30, 2008∧	10.64	0.03	(a)	(1.07)	(1.04)	(0.05)	—	(0.05)	9.55	(9.84)	15	0.49	0.59	0.78	24
Year Ended March 31, 2008	11.64	0.18	(a)	(0.71)	(0.53)	(0.31)	(0.16)	(0.47)	10.64	(5.00)	20	0.47	1.51	1.20	53
Period Ended March 31, 2007	11.07	0.08	(a)	0.73	0.81	(0.19)	(0.05)	(0.24)	11.64	7.39	4	0.50	0.77	4.75	50

See Notes to Financial Highlights and Notes to Financial Statements.

91

NOTES TO FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than a year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date
Aggressive Growth Stock Fund	I Shares	February 23, 2004
Aggressive Growth Stock Fund	A Shares	February 23, 2004
Aggressive Growth Stock Fund	C Shares	February 23, 2004
Emerging Growth Stock Fund	I Shares	February 23, 2004
Emerging Growth Stock Fund	A Shares	February 23, 2004
Emerging Growth Stock Fund	C Shares	February 27, 2004
International Equity 130/30 Fund	I Shares	December 26, 2007
International Equity 130/30 Fund	A Shares	July 2, 2008
International Equity 130/30 Fund	C Shares	August 21, 2008
Large Cap Quantitative Equity Fund	I Shares	August 7, 2003
Large Cap Quantitative Equity Fund	A Shares	October 8, 2003
Large Cap Quantitative Equity Fund	C Shares	October 13, 2003
Mid-Cap Value Equity Fund	A Shares	October 27, 2003
Real Estate 130/30 Fund	I Shares	December 26, 2007
Real Estate 130/30 Fund	C Shares	May 5, 2008
Select Large Cap Growth Stock Fund	A Shares	October 14, 2003
Small Cap Value Equity Fund	A Shares	October 9, 2003
U.S. Equity 130/30 Fund	I Shares	December 26, 2007
Life Vision Aggressive Growth Fund	A Shares	October 16, 2003
Life Vision Aggressive Growth Fund	B Shares	March 11, 2003
Life Vision Aggressive Growth Fund	C Shares	April 4, 2005
Life Vision Conservative Fund	I Shares	November 6, 2003
Life Vision Conservative Fund	A Shares	November 11, 2003
Life Vision Conservative Fund	B Shares	March 11, 2003
Life Vision Conservative Fund	C Shares	April 4, 2005
Life Vision Growth and Income Fund	A Shares	November 5, 2003
Life Vision Growth and Income Fund	B Shares	March 11, 2003
Life Vision Growth and Income Fund	C Shares	April 5, 2005
Life Vision Moderate Growth Fund	A Shares	October 10, 2003
Life Vision Moderate Growth Fund	B Shares	March 11, 2003
Life Vision Moderate Growth Fund	C Shares	April 5, 2005
Life Vision Target Date 2015 Fund	I Shares	October 12, 2005
Life Vision Target Date 2015 Fund	A Shares	January 4, 2007
Life Vision Target Date 2025 Fund	I Shares	October 21, 2005
Life Vision Target Date 2025 Fund	A Shares	July 11, 2006
Life Vision Target Date 2035 Fund	I Shares	November 2, 2005
Life Vision Target Date 2035 Fund	A Shares	May 3, 2006

(5)	The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying funds. The expense ratios do not include such expenses.

(6)	The 130/30 Funds’ net expense ratio excludes dividend expense on securities sold short and the gross expense ratio includes dividend expense on securities sold short of 2.08%, 1.59% and 1.53% for the International Equity 130/30 Fund I Shares, A Shares and C Shares, respectively, 1.69% and 1.82% for the Real Estate 130/30 Fund I Shares and C Shares, respectively, and 0.58% for U.S. Equity 130/30 Fund I Shares.

(a)	Per share data calculated using average shares outstanding method.

(b)	The Large Cap Core Equity Fund, Large Cap Quantitative Equity Fund, Mid-Cap Value Equity Fund and Small Cap Growth Stock Fund include per share distributions from tax return of capital of $—, $—, $(0.05) and $(0.11), respectively.

(c)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

∧	Unaudited.

*	Includes redemption fees of $0.01.

**	Includes return of capital of $0.03.

#	The Fund had a voluntary reimbursement by the Investment Adviser and affiliates that had no effect on total returns for the period.

##	The Fund’s total return includes the effect of an asset valuation adjustment as of March 31, 2006. Excluding this effect, total return would have been 27.08% and 26.21% for the A Shares and C Shares respectively. There was no effect to the total return in I Shares.

†	Net Investment Income (Loss), Net Realized and Unrealized Gains (Losses) on Investments and the Ratio of Net Investment Income (Loss) to Average Net Assets have been adjusted due to the reclassification of short-term gains from Net Investment Income to Net Realized and Unrealized Gains (Losses) on Investments.

Amounts designated as “—” are $0 or have been rounded to $0.

92

NOTES TO FINANCIAL STATEMENTS
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

1.	Organization

The RidgeWorth Funds (formerly, The STI Classic Funds) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company offering 53 funds as of September 30, 2008. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Real Estate 130/30 Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, U.S. Equity 130/30 Fund, Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund and Life Vision Target Date 2035 Fund (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds are presented separately. The Funds may offer the following share classes: I Shares, A Shares and C Shares. In addition, the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund and Life Vision Moderate Growth Fund may offer B Shares. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plans, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Life Vision Conservative Fund) have a maximum sales charge on purchases of 5.75% as a percentage of original purchase price. Life Vision Conservative Fund A Shares have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive the redemption request, whichever is less, if redeemed within one year of purchase. The B Shares will not be subject to a sales charge but will be subject to the maximum applicable CDSC, ranging from 5.00% to 2.00%, as a percentage of original purchase price if redeemed within five years of purchase.

Investors are not permitted to make new purchases of Class B Shares, except through dividend or distribution reinvestments in Class B Shares and exchanges of Class B Shares of a Fund for Class B Shares of another Fund.

The Small Cap Value Equity Fund was closed to new investors between April 30, 2004 and July 31, 2008. Effective August 1, 2008 the Small Cap Value Fund was reopened to new investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at

93

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Board. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures will be performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate a security be valued using the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates the net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates the net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser or subadviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates the net asset value, they shall immediately notify the Fund’s accounting agent and may preauthorize the Fund’s accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the investment adviser or subadviser does not pre-authorize the Fund’s accounting agent to utilize a Fair Value Pricing Service, the investment adviser or subadviser will request that a Committee Meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates the net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by a Fair Value Pricing Service to fair value their international equity securities.

The assets of the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund and Life Vision Target Date 2035 Fund (the “Life Vision Funds”) consist of investments in underlying investment companies (some of which are affiliated), which are valued at their respective daily net asset values. Recognition of net investment income by the Life Vision Funds is affected by the timing of the declaration of dividends by the underlying securities in which the Life Vision Funds invest. Also, in addition to the Life Vision Funds’ direct expenses, shareholders bear a proportionate share of the underlying funds’ expenses.

Effective April 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of SFAS No. 157 is the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets.

94

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2008 (in thousands):

				LEVEL 2 – Other Significant		LEVEL 3 – Significant
	LEVEL 1 – Quoted Prices			Observable Inputs		Unobservable Inputs		Total
		Other			Other		Other		Other
	Investments	Financial	Securities	Investments	Financial	Investments	Financial	Investments	Financial	Securities
	in Securities	Investments	Sold Short	in Securities	Investments	in Securities	Investments	in Securities	Investments	Sold Short
Fund Name	($)	($)*	($)	($)	($)*	($)	($)*	($)	($)*	($)

Aggressive Growth Stock Fund	309,663	—	—	—		—	—	309,663	—	—
Emerging Growth Stock Fund	142,239	—	—	—	—	—	—	142,239	—	—
International Equity 130/30 Fund	118,471	—	(25,079)	—	—	—	—	118,471	—	(25,079)
International Equity Fund	833,980	(7)	—	—	—	—	—	833,980	(7)	—
International Equity Index Fund	771,938	8	—	—	—	—	—	771,938	8	—
Large Cap Core Equity Fund	1,264,726	—	—	—	—	—	—	1,264,726	—	—
Large Cap Growth Stock Fund	622,233	—	—	—	—	—	—	622,233	—	—
Large Cap Quantitative Equity Fund	87,034	—	—	—	—	—	—	87,034	—	—
Large Cap Value Equity Fund	1,394,036	—	—	—	—	—	—	1,394,036	—	—
Mid-Cap Core Equity Fund	191,185	—	—	—	—	—	—	191,185	—	—
Mid-Cap Value Equity Fund	374,965	—		—	—	—	—	374,965	—	—
Real Estate 130/30 Fund	6,940	—	(1,454)	—	—	—	—	6,940	—	(1,454)
Select Large Cap Growth Stock Fund	126,648	—	—	—	—	—	—	126,648	—	—
Small Cap Growth Stock Fund	695,939	—	—	—	—	—	—	695,939	—	—
Small Cap Value Equity Fund	657,002	—	—	—	—	—	—	657,002	—	—
U.S. Equity 130/30 Fund	5,126	—	(1,172)	—	—	—	—	5,126	—	(1,172)
Life Vision Aggressive Growth Fund	27,216	—	—	—	—	—	—	27,216	—	—
Life Vision Conservative Fund	10,228	—	—	—	—	—	—	10,228	—	—
Life Vision Growth and Income Fund	73,831	—	—	—	—	—	—	73,831	—	—
Life Vision Moderate Growth Fund	152,528	—	—	—	—	—	—	152,528	—	—
Life Vision Target Date 2015 Fund	5,907	—	—	—	—	—	—	5,907	—	—
Life Vision Target Date 2025 Fund	7,508	—	—	—	—	—	—	7,508	—	—
Life Vision Target Date 2035 Fund	4,783	—	—	—	—	—	—	4,783	—	—

*	Other financial instruments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.

Security Transactions and Investment Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of a premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on

95

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.

Forward Foreign Currency Contracts — Each Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency contract or if the value of the foreign currency changes unfavorably. As of September 30, 2008, certain Funds had outstanding forward foreign currency contracts as listed on the Schedules of Portfolio Investments.

Securities Lending — Each Fund (except the Life Vision Funds) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the Credit Suisse Enhanced Liquidity Fund (the “Portfolio”). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. At September 30, 2008, the Portfolio was invested in asset backed securities, commercial paper, corporate bonds, money market mutual funds and repurchase agreements (with interest rates ranging from 2.000% to 7.210% and maturity dates ranging from 10/01/2008 to 03/12/2010).

The Funds paid securities lending fees during the six months ended September 30, 2008, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below (in thousands):

Fees($)

Aggressive Growth Stock Fund	34
Emerging Growth Stock Fund	22
International Equity Fund	243
International Equity Index Fund	289
Large Cap Core Equity Fund	84
Large Cap Growth Equity Fund	60
Large Cap Value Equity Fund	147
Mid-Cap Core Equity Fund	32
Mid-Cap Value Equity Fund	92
Select Large Cap Growth Stock Fund	5
Small Cap Growth Stock Fund	216
Small Cap Value Equity Fund	161

96

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Short Sales — The International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund each engage in short sales (selling securities it does not own) as a part of its normal investment activities. Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund.

Compensating Balances — If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc., on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day. The International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund do not have a compensating balance arrangement with their custodian, Brown Brothers Harriman & Co.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis. Expenses attributable to the Trust and the RidgeWorth Variable Trust (collectively, the “RidgeWorth Complex”) are allocated across the RidgeWorth Complex based upon relative net assets or another appropriate basis.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

Redemption Fees — Prior to August 1, 2007, for the International Equity and International Equity Index Funds, a redemption fee of 2% of the value of the shares sold was imposed on shares redeemed within 60 days unless the redemption was excluded under the Funds’ Redemption Fee Policy. On August 1, 2007, the Redemption Fee Policy was removed from the International Equity and International Equity Index Funds. For financial statement purposes, these amounts are recorded as an addition to paid-in capital and are included in the Statements of Changes in Net Assets within “Change in Net Assets from Capital Transactions”. Fees during the year ended March 31, 2008 were $3,035 for the International Equity Fund and $1,463 for the International Equity Index Fund.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid each calendar quarter by the Funds, except for the International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund, which distribute income annually. Any net realized

97

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

The Trust has adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities. The Funds are subject to federal and various state jurisdictions for income tax purposes. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four fiscal years, no examinations are in progress or anticipated at this time. The adoption of FIN 48 did not impact the Trust’s net assets or results of operations. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Funds’ NAV and financial statements.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., foreign currency transactions and return of capital on securities), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

3. Agreements and Other Transactions with Affiliates

Investment Advisory Agreement — The Trust and RidgeWorth Capital Management, Inc. (the “Investment Adviser”), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into an investment advisory agreement. The subadvisers for the Funds are as follows: Alpha Equity Management LLC serves as the Subadviser for the International Equity 130/30 Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund. Ceredex Value Advisors LLC serves as the Subadviser for the Large Cap Value Fund, Mid-Cap Value Equity Fund and Small Cap Value Equity Fund. Certium Asset Management LLC serves as the Subadviser for the International Equity Fund, International Equity Index Fund and Large Cap Quantitative Equity Fund. IronOak Advisors LLC serves as the Subadviser for the Large Cap Core Equity Fund and Mid-Cap Core Equity Fund. Silvant Capital Management LLC serves as the Subadviser for the Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund. Zevenbergen Capital Investments LLC serves as the Subadviser for the Aggressive Growth Stock Fund and Emerging Growth Stock Fund. Alpha Equity Management LLC and Zevenbergen Capital Management LLC (effective October 1, 2008) are each minority-owned subsidiaries of the Investment Adviser. Each of the other Subadvisers are wholly-owned subsidiaries of the Investment Adviser.

98

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Under the terms of the agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund up to $500 million. A discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. Fee rates for the period April 1, 2008 through September 30, 2008 were as follows:

	Maximum	Discounted		Net
	Annual	Annual	Advisory Fees	Annual
	Advisory	Advisory	Waived/Expenses	Fees
	Fee(%)*	Fee(%)*	Reimbursed(%)*	Paid(%)*

Aggressive Growth Stock Fund	1.10	1.10	—	1.10
Emerging Growth Stock Fund	1.10	1.10	—	1.10
International Equity 130/30 Fund	1.25	1.25	(0.02)	1.23
International Equity Fund	1.15	1.12	—	1.12
International Equity Index Fund	0.50	0.49	—	0.49
Large Cap Core Equity Fund	0.85	0.81	—	0.81
Large Cap Growth Stock Fund	0.97	0.96	—	0.96
Large Cap Quantitative Equity Fund	0.85	0.85	—	0.85
Large Cap Value Equity Fund	0.80	0.77	—	0.77
Mid-Cap Core Equity Fund	1.00	1.00	—	1.00
Mid-Cap Value Equity Fund	1.00	1.00	—	1.00
Real Estate 130/30 Fund	1.25	1.25	(0.98)	0.27
Select Large Cap Growth Stock Fund	0.85	0.85	—	0.85
Small Cap Growth Stock Fund	1.15	1.15	—	1.15
Small Cap Value Equity Fund	1.15	1.15	—	1.15
U.S. Equity 130/30 Fund	1.10	1.10	(1.39)	—
Life Vision Aggressive Growth Fund	0.10	0.10	—	0.10
Life Vision Conservative Fund	0.10	0.10	(0.07)	0.03
Life Vision Growth and Income Fund	0.10	0.10	—	0.10
Life Vision Moderate Growth Fund	0.10	0.10	—	0.10
Life Vision Target Date 2015 Fund	0.10	0.10	(0.23)	—
Life Vision Target Date 2025 Fund	0.10	0.10	(0.13)	—
Life Vision Target Date 2035 Fund	0.10	0.10	(0.28)	—

*	Aggregate annual fees paid to the Investment Adviser, who pays the applicable subadviser a portion of the fees to serve as the Fund’s Sub-Adviser.

Amounts designated as “—” are $0 or have been rounded to $0

99

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

The Investment Adviser and the applicable subadviser have contractually agreed, until at least August 1, 2009 to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund’s Total Operating Expense (excluding taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and indirect expenses attributable to the Fund’s investment in other funds), expressed as a percentage of average daily net assets, as noted below:

		Total
		Operating
		Expense(%)

International Equity 130/30 Fund	I Shares	1.55
International Equity 130/30 Fund	A Shares	1.85
International Equity 130/30 Fund	C Shares	2.55
Real Estate 130/30 Fund	I Shares	1.45
Real Estate 130/30 Fund	C Shares	2.45
U.S. Equity 130/30 Fund	I Shares	1.30
Life Vision Aggressive Growth Fund	I Shares	0.20
Life Vision Aggressive Growth Fund	A Shares	0.50
Life Vision Aggressive Growth Fund	B Shares	0.95
Life Vision Aggressive Growth Fund	C Shares	1.20
Life Vision Conservative Fund	I Shares	0.20
Life Vision Conservative Fund	A Shares	0.50
Life Vision Conservative Fund	B Shares	0.95
Life Vision Conservative Fund	C Shares	1.20
Life Vision Growth and Income Fund	I Shares	0.20
Life Vision Growth and Income Fund	A Shares	0.50
Life Vision Growth and Income Fund	B Shares	0.95
Life Vision Growth and Income Fund	C Shares	1.20
Life Vision Moderate Growth Fund	I Shares	0.20
Life Vision Moderate Growth Fund	A Shares	0.50
Life Vision Moderate Growth Fund	B Shares	0.95
Life Vision Moderate Growth Fund	C Shares	1.20
Life Vision Target Date 2015 Fund	I Shares	0.20
Life Vision Target Date 2015 Fund	A Shares	0.50
Life Vision Target Date 2025 Fund	I Shares	0.20
Life Vision Target Date 2025 Fund	A Shares	0.50
Life Vision Target Date 2035 Fund	I Shares	0.20
Life Vision Target Date 2035 Fund	A Shares	0.50

100

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Under the Expense Limitation Agreements, the Investment Adviser may retain the difference between the Total Operating Expense identified above and the actual total expense to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Operating Expense in place at that time. During the six months ended September 30, 2008, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of September 30, 2008, the cumulative potential reimbursement based on reimbursements within three years from the date of the corresponding Expense Limitation Agreement after reduced by amounts forfeited during the current fiscal year are as follows (in thousands):

Amount($)

International Equity 130/30 Fund	59
Real Estate 130/30 Fund	36
U.S. Equity 130/30 Fund	50
Life Vision Conservative Fund	44
Life Vision Target Date 2015 Fund	60
Life Vision Target Date 2025 Fund	52
Life Vision Target Date 2035 Fund	57

During the six months ended September 30, 2008, the Investment Adviser also voluntarily waived fees in certain Funds in order to maintain a more competitive expense ratio for shareholders. These voluntary waivers are not available to be recouped by the Investment Adviser in subsequent years.

Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (the “Administrator”), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee, calculated and paid monthly, (expressed as a percentage of the combined average daily net assets of the RidgeWorth Complex) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,930 per class annually, applicable to each additional class of shares over 145 classes of shares.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the RidgeWorth Complex, including $300,000 towards the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 towards the premium for Fidelity Bond coverage. The Administrator has also agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the RidgeWorth Complex relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.

101

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Distribution Agreement — The Trust and RidgeWorth Distributors LCC (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives $3,500 per Fund per annum for its services. Prior to August 20, 2008, Foreside Distribution Services L.P. (“Foreside”) was the distributor for the Funds under a distribution agreement between Foreside and the Investment Adviser. Foreside received $37,500 annually for its services.

In addition, with respect to the A Shares, B Shares and C Shares, the Distributor receives amounts, pursuant to a Distribution and Service Plan, based upon average daily net assets of each respective class, which are computed daily and paid monthly. These fees, expressed as a percentage of average daily net assets, for the six months ended September 30, 2008 were as follows:

		Board	Board
	Board	Approved and	Approved
	Approved	charged	and Charged
	and Charged	B Share	C Share
	A Share	Distribution	Distribution
	Distribution	and Service	and Service
	Fee(%)	Fee(%)	Fee(%)

Aggressive Growth Stock Fund	0.30	N/A	1.00
Emerging Growth Stock Fund	0.30	N/A	1.00
International Equity 130/30 Fund	0.30	N/A	1.00
International Equity Fund	0.30	N/A	1.00
International Equity Index Fund	0.30	N/A	1.00
Large Cap Core Equity Fund	0.25	N/A	1.00
Large Cap Growth Stock Fund	0.30	N/A	1.00
Large Cap Quantitative Equity Fund	0.25	N/A	1.00
Large Cap Value Equity Fund	0.30	N/A	1.00
Mid-Cap Core Equity Fund	0.30	N/A	1.00
Mid-Cap Value Equity Fund	0.30	N/A	1.00
Real Estate 130/30 Fund	0.30	N/A	1.00
Select Large Cap Growth Stock Fund	0.30	N/A	1.00
Small Cap Growth Stock Fund	0.30	N/A	1.00
Small Cap Value Equity Fund	0.30	N/A	1.00
U.S. Equity 130/30 Fund	0.30	N/A	1.00
Life Vision Aggressive Growth Fund	0.30	0.75	1.00
Life Vision Conservative Fund	0.30	0.75	1.00
Life Vision Growth and Income Fund	0.30	0.75	1.00
Life Vision Moderate Growth Fund	0.30	0.75	1.00
Life Vision Target Date 2015 Fund	0.30	N/A	1.00
Life Vision Target Date 2025 Fund	0.30	N/A	1.00
Life Vision Target Date 2035 Fund	0.30	N/A	1.00

Custodian Agreements — SunTrust Bank acts as custodian for the Funds, except for the International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund, which have appointed Brown Brothers Harriman & Co. as custodian. The Funds pay custody fees on the basis of their respective net assets and transaction costs.

102

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Other — Certain officers of the RidgeWorth Complex are also employees of the Investment Adviser and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer fee and an additional fee for each meeting attended plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. The current retainer and meeting fees are as follows:

	Chairman($)	Trustee($)

Annual Retainer	75,000	60,000
Regular Meeting Fee	8,750	7,000
Special Meeting Fee	4,375	3,500
Committee Meeting Fee	4,500	3,000

The Trust approved a deferred compensation plan for its trustees, effective January 1, 2007. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust, and the value of such deferred amounts is determined by reference to the change in value of Class I Shares of one or more series of the RidgeWorth Funds as specified by the trustee. Benefits under the deferred compensation plan are payable upon retirement. On May 20, 2008, the Board approved the termination of the deferred compensation plan.

The Investment Adviser provides services to the RidgeWorth Complex to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $775,000 for these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the RidgeWorth Complex, including providing certain related services, and receives an annual fee of $156,750 for providing these services. The fees above are allocated based on average daily net assets of the RidgeWorth Complex and are reflected on the Statements of Operations as “Compliance Services Fees”.

The Trust has entered into an agreement with SunTrust Robinson Humphrey, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. For the six months ended September 30, 2008, SunTrust Robinson Humphrey, Inc. did not receive any payments from the Funds.

103

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

4.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding securities maturing less than one year from acquisition and U.S. government securities, for the six months ended September 30, 2008 were as follows (in thousands):

		Sales and
	Purchases($)	Maturities($)

Aggressive Growth Stock Fund	43,121	74,895
Emerging Growth Stock Fund	54,865	48,835
International Equity 130/30 Fund	324,738	173,432
International Equity Fund	833,828	919,142
International Equity Index Fund	79,416	140,497
Large Cap Core Equity Fund	612,055	753,422
Large Cap Growth Stock Fund	220,385	340,355
Large Cap Quantitative Equity Fund	260,216	402,791
Large Cap Value Equity Fund	1,065,845	743,933
Mid-Cap Core Equity Fund	47,761	90,482
Mid-Cap Value Equity Fund	342,411	309,899
Real Estate 130/30 Fund	7,186	7,052
Select Large Cap Growth Stock Fund	38,663	42,728
Small Cap Growth Stock Fund	371,696	400,334
Small Cap Value Equity Fund	82,145	133,632
U.S. Equity 130/30 Fund	6,085	6,099
Life Vision Aggressive Growth Fund	4,688	10,027
Life Vision Conservative Fund	2,484	2,945
Life Vision Growth and Income Fund	11,503	20,594
Life Vision Moderate Growth Fund	23,030	37,592
Life Vision Target Date 2015 Fund	5,241	1,935
Life Vision Target Date 2025 Fund	5,264	2,741
Life Vision Target Date 2035 Fund	3,543	1,073

104

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

5.	Federal Tax Information

At September 30, 2008, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. These differences were generally due to losses on wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2008 were as follows (in thousands):

				Net Tax Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost($)	Appreciaton($)	(Depreciation)($)	(Depreciation)($)

Aggressive Growth Stock Fund	296,655	48,439	(35,431)	13,008
Emerging Growth Stock Fund	150,672	11,777	(20,210)	(8,433)
International Equity 130/30 Fund	122,467	4,383	(33,458)	(29,075)
International Equity Fund	991,036	28,229	(185,285)	(157,056)
International Equity Index Fund	710,336	166,122	(104,520)	61,602
Large Cap Core Equity Fund	1,222,266	133,084	(90,624)	42,460
Large Cap Growth Stock Fund	610,983	61,328	(50,078)	11,250
Large Cap Quantitative Equity Fund	93,098	2,273	(8,337)	(6,064)
Large Cap Value Equity Fund	1,474,604	51,268	(131,836)	(80,568)
Mid-Cap Core Equity Fund	190,082	15,438	(14,335)	1,103
Mid-Cap Value Equity Fund	404,869	6,688	(36,592)	(29,904)
Real Estate 130/30 Fund	4,986	551	(501)	50
Select Large Cap Growth Stock Fund	125,250	8,997	(7,599)	1,398
Small Cap Growth Stock Fund	706,654	42,932	(53,647)	(10,715)
Small Cap Value Equity Fund	692,783	44,628	(80,409)	(35,781)
U.S. Equity 130/30 Fund	4,645	219	(910)	(691)
Life Vision Aggressive Growth Fund	28,970	1,095	(2,849)	(1,754)
Life Vision Conservative Fund	10,733	86	(591)	(505)
Life Vision Growth and Income Fund	77,088	2,269	(5,526)	(3,257)
Life Vision Moderate Growth Fund	161,127	3,326	(11,925)	(8,599)
Life Vision Target Date 2015 Fund	6,582	—	(675)	(675)
Life Vision Target Date 2025 Fund	8,836	1	(1,329)	(1,328)
Life Vision Target Date 2035 Fund	5,641	1	(859)	(858)

Amounts designated as “—” are either $0 or have been rounded to $0.

105

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

The tax character of distributions paid to shareholders during the year ended March 31, 2008 was as follows (in thousands):

	Distributions Paid From
	Net	Net Long		Total
	Investment	Term Capital	Return of	Distributions
	Income($)	Gains($)	Capital	Paid($)*

Aggressive Growth Stock Fund	—	10,377	—	10,377
Emerging Growth Stock Fund	7,505	4,949	—	12,454
International Equity 130/30 Fund	—	—	—	—
International Equity Fund	47,522	140,332	—	187,854
International Equity Index Fund	27,328	—	—	27,328
Large Cap Core Equity Fund	41,636	126,741	33	168,410
Large Cap Growth Stock Fund	17,744	171,758	—	189,502
Large Cap Quantitative Equity Fund	25,830	5,909	11	31,750
Large Cap Value Equity Fund	85,646	48,500	—	134,146
Mid-Cap Core Equity Fund	10,768	16,027	—	26,795
Mid-Cap Value Equity Fund	48,631	6,221	1,171	56,023
Real Estate 130/30 Fund	34	—	—	34
Select Large Cap Growth Stock Fund	93	—	—	93
Small Cap Growth Stock Fund	52,514	135,932	3,145	191,591
Small Cap Value Equity Fund	43,916	122,055	—	165,971
U.S. Equity 130/30 Fund	6	—	—	6
Life Vision Aggressive Growth Fund	2,669	5,163	—	7,832
Life Vision Conservative Fund	418	102	—	520
Life Vision Growth and Income Fund	5,334	6,199	—	11,533
Life Vision Moderate Growth Fund	9,354	1,367	—	10,721
Life Vision Target Date 2015 Fund	98	22	—	120
Life Vision Target Date 2025 Fund	208	66	—	274
Life Vision Target Date 2035 Fund	61	29	—	90

*	Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Amounts designated as “—” are either $0 or have been rounded to $0.

106

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

As of March 31, 2008 the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

						Total
	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Appreciation/	Earnings
	Income($)	Capital Gains($)	Earnings($)	Other Losses($)*	(Depreciation)($)**	(Deficit)($)

Aggressive Growth Stock Fund	—	4,919	4,919	(2,232)	21,603	24,290
Emerging Growth Stock Fund	1,204	1,818	3,022	—	(4,372)	(1,350)
International Equity 130/30 Fund	—	—	—	(386)	(265)	(651)
International Equity Fund	1,077	14,300	15,377	—	97,209	112,586
International Equity Index Fund	6,948	—	6,948	(19,211)	279,997	267,734
Large Cap Core Equity Fund	—	—	—	(46,373)	126,956	80,583
Large Cap Growth Stock Fund	—	3,451	3,451	—	67,404	70,855
Large Cap Quantitative Equity Fund	—	—	—	(12,612)	(3,988)	(16,600)
Large Cap Value Equity Fund	240	—	240	(33,578)	(12,317)	(45,655)
Mid-Cap Core Equity Fund		5,818	5,818	—	16,743	22,561
Mid-Cap Value Equity Fund	—	—	—	(21,522)	(24,922)	(46,444)
Real Estate 130/30 Fund	48	27	75	—	64	139
Select Large Cap Growth Stock Fund	—	—	—	(169,985)	10,582	(159,403)
Small Cap Growth Stock Fund	—	—	—	(22,151)	30,015	7,864
Small Cap Value Equity Fund	512	6,683	7,195	—	(34,538)	(27,343)
U.S. Equity 130/30 Fund	2	—	2	(169)	(455)	(622)
Life Vision Aggressive Growth Fund	157	4,177	4,334	—	1,982	6,316
Life Vision Conservative Fund	87	119	206	—	(4)	202
Life Vision Growth and Income Fund	339	8,237	8,576	—	4,354	12,930
Life Vision Moderate Growth Fund	1,648	7,089	8,737	—	2,518	11,255
Life Vision Target Date 2015 Fund	50	78	128	—	(358)	(230)
Life Vision Target Date 2025 Fund	13	249	262	—	(709)	(447)
Life Vision Target Date 2035 Fund	7	94	101	—	(310)	(209)

*	As of the latest tax year end of March 31, 2008, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations (in thousands). To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires
	2009($)	2010($)		2011($)	2012($)	2013($)

Aggressive Growth Stock Fund	—	1,276	#	—	—	—
International Equity Index Fund	—	—		6,860	9,214	3,137
Select Large Cap Growth Stock Fund	107,189	52,653		9,527	—	—

#	As of March 31,2008, the Fund had capital loss carryforwards, subject to certain limitations on availabilit to offeset future capital gains, if any, as the successor of a merger.

During the year ended March 31, 2008, the Aggressive Growth Stock Fund, International Equity Index Fund and Select Large Cap Growth Stock Fund utilized $17,547, $26,996 and $7,512 in capital loss carryforwards, respectively (in thousands).

Net Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

The Aggressive Growth Stock Fund, International Equity 130/30 Fund, Large Cap Core Equity Fund, Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund and U.S. Equity 130/30 Fund have incurred and will elect to defer $956, $386, $46,373, $12,612, $33,578, $21,522, $616, $22,150 and $169, respectively, in thousands, in capital and foreign currency losses.

**	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts.

Amounts designated as “—” are $0 or have been rounded to $0.

107

NOTES TO FINANCIAL STATEMENTS (concluded)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

6.	Risks

The International Equity 130/30 Fund, International Equity Fund and International Equity Index Fund may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with these Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

108

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUND
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

				Number of
Name, Business			Principal	Portfolios in
Address, State of	Position	Term of	Occupation(s)	Fund	Other
Residence and	Held With	Office and Length	During the	Complex	Directorships
Date of Birth	Trust	of Time Served	Past 5 Years	Overseen	Held
INDEPENDENT TRUSTEES:

Jeffrey Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) DOB 02/50	Trustee	Indefinite; since January 2007	Chief Operating Officer (Cedar Brook Financial Partners LLC) (March 2008-present). Retired (2006-March 2008). Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2002-2006)	58	None

George C. Guynn 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 12/42	Trustee	Indefinite; since January 2008	Retired. President (1996-October 2006) and Chief Executive Officer (1995-October 2006) Federal Reserve Bank of Atlanta	58	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods, Inc.; Acuity Brands, Inc.

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 07/49	Trustee	Indefinite; since November 2004	Professor (since 1997) and Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University	58	Total System Services, Inc.

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 11/40	Trustee	Indefinite; since November 2004	Retired. Executive Vice President, Georgia Power Company and Senior Vice President, Southern Company (1998-2001)	58	WellPoint, Inc.; UniSource Energy Corp.; HomeBanc Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 04/58	Trustee	Indefinite; since May 2005	Vice President, Global Finance Transformation (since 2007), Vice President and Controller (1999-2007), The Coca-Cola Company	58	None

Clarence H. Ridley* 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 06/42	Trustee	Indefinite; since November 2001	Chairman, Haverty Furniture Companies	58	Crawford & Co.; Haverty Furniture Companies

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) DOB 07/35	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	58	None

*	Prior to May 12, 2008, Mr. Ridley was deemed to be an “interested person” of the Trust.

109

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS (concluded)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Term of
	Position(s)	Office and
Name, Address and	Held with	Length of	Principal Occupation(s)
Date of Birth	Trust	Time Served	During the Past 5 Years
OFFICERS:

Julia R. Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 11/72	President and Chief Executive Officer	One year: since June 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004); Relationship Manager, SEI Investments (financial services) (1994-2004)

Patrick A. Paparelli 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 09/61	Vice President; Chief Compliance Officer	One year; since May-08	Managing Director, Director of Legal and Compliance (since 2001) and Chief Compliance Officer (since July 2004), RidgeWorth Investments.

Diana Hanlin 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 05/67	Vice President; Deputy Chief Compliance Officer	One year; since June 2008	Director, RidgeWorth Capital Management, Inc.(since May 2008); Employee of BB&T Asset Management, Inc. (2007-May 2008); Employee of BISYS Fund Services Ohio, Inc.(1996-2007)

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 DOB 11/63	Treasurer; Chief Financial Officer; Chief Accounting Officer	One year; since March 2007	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc.

Cynthia J. Surprise 3435 Stelzer Road Columbus, OH 43219 DOB 07/46	Secretary and Chief Legal Officer	One year; since February 2005	Senior Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (since December 2004); Director, Investors Bank & Trust Company (1999-2004)

Katherine A. Reilly 3435 Stelzer Road Columbus, OH 43219 DOB 07/65	Assistant Secretary	One year; since February 2008	Vice President (since July 2007), Assistant Counsel (January 2006 - July 2007), Regulatory Administration, Citi Fund Services Ohio, inc; Employee of CitiStreet LLC (June 2004-May 2005); Employee of Fidelity Investments (1987-2001).

The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-784-3863.

110

ADDITIONAL INFORMATION
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 through September 30, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/08($)	09/30/08($)	04/01/08-09/30/08($)	04/01/08-09/30/08(%)

Aggressive Growth Stock Fund	I Shares	1,000.00	941.80	5.60	1.15
	A Shares	1,000.00	940.20	7.05	1.45
	C Shares	1,000.00	937.60	10.44	2.15
Emerging Growth Stock Fund	I Shares	1,000.00	941.30	5.65	1.16
	A Shares	1,000.00	939.60	7.10	1.46
	C Shares	1,000.00	936.90	10.49	2.16
International Equity 130/30 Fund	I Shares	1,000.00	695.10	6.42	1.51
	A Shares(a)	1,000.00	746.60	3.94	1.83
	C Shares(b)	1,000.00	822.90	2.49	2.49
International Equity Fund	I Shares	1,000.00	764.00	5.48	1.24
	A Shares	1,000.00	762.70	6.80	1.54
	C Shares	1,000.00	759.80	9.88	2.24
International Equity Index Fund	I Shares	1,000.00	782.30	2.68	0.60
	A Shares	1,000.00	781.00	4.02	0.90
	C Shares	1,000.00	778.20	7.13	1.60
Large Cap Core Equity Fund	I Shares	1,000.00	897.50	4.09	0.86
	A Shares	1,000.00	896.70	5.28	1.11
	C Shares	1,000.00	893.40	8.83	1.86
Large Cap Growth Stock Fund	I Shares	1,000.00	882.50	4.77	1.01
	A Shares	1,000.00	881.40	6.18	1.31
	C Shares	1,000.00	878.10	9.46	2.01
Large Cap Quantitative Equity Fund	I Shares	1,000.00	897.60	4.52	0.95
	A Shares	1,000.00	897.00	5.71	1.20
	C Shares	1,000.00	893.20	9.25	1.95
Large Cap Value Equity Fund	I Shares	1,000.00	917.50	3.89	0.81
	A Shares	1,000.00	916.50	5.33	1.11
	C Shares	1,000.00	912.90	8.68	1.81
Mid-Cap Core Equity Fund	I Shares	1,000.00	896.70	5.14	1.08
	A Shares	1,000.00	895.50	6.56	1.38
	C Shares	1,000.00	892.30	9.87	2.08
Mid-Cap Value Equity Fund	I Shares	1,000.00	949.80	5.18	1.06
	A Shares	1,000.00	948.90	6.64	1.36
	C Shares	1,000.00	946.30	10.05	2.06
Real Estate 130/30 Fund	I Shares	1,000.00	963.60	7.09	1.44
	C Shares(c)	1,000.00	913.60	9.51	2.45

111

ADDITIONAL INFORMATION (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/08($)	09/30/08($)	04/01/08-09/30/08($)	04/01/08-09/30/08(%)

Select Large Cap Growth Stock Fund	I Shares	1,000.00	899.00	4.47	0.94
	A Shares	1,000.00	897.70	5.90	1.24
	C Shares	1,000.00	894.50	9.21	1.94
Small Cap Growth Stock Fund	I Shares	1,000.00	971.20	5.93	1.20
	A Shares	1,000.00	968.90	7.40	1.50
	C Shares	1,000.00	965.70	10.84	2.20
Small Cap Value Equity Fund	I Shares	1,000.00	1,010.50	6.05	1.20
	A Shares	1,000.00	1,009.20	7.40	1.47
	C Shares	1,000.00	1,007.60	8.51	1.69
U.S. Equity 130/30 Fund	I Shares	1,000.00	904.50	3.26	1.29
Life Vision Aggressive Growth Fund	I Shares	1,000.00	897.10	0.95	0.20
	A Shares	1,000.00	896.30	2.38	0.50
	B Shares	1,000.00	893.70	4.51	0.95
	C Shares	1,000.00	892.90	5.69	1.20
Life Vision Conservative Fund	I Shares	1,000.00	968.80	0.99	0.20
	A Shares	1,000.00	967.20	2.47	0.50
	B Shares	1,000.00	965.80	4.68	0.95
	C Shares	1,000.00	963.70	5.91	1.20
Life Vision Growth and Income Fund	I Shares	1,000.00	924.20	0.87	0.18
	A Shares	1,000.00	923.40	2.31	0.48
	B Shares	1,000.00	921.10	4.48	0.93
	C Shares	1,000.00	919.60	5.68	1.18
Life Vision Moderate Growth Fund	I Shares	1,000.00	944.20	0.93	0.19
	A Shares	1,000.00	942.70	2.39	0.49
	B Shares	1,000.00	939.30	4.57	0.94
	C Shares	1,000.00	939.10	5.78	1.19
Life Vision Target Date 2015 Fund	I Shares	1,000.00	926.00	0.87	0.18
	A Shares	1,000.00	924.60	2.36	0.49
Life Vision Target Date 2025 Fund	I Shares	1,000.00	912.30	0.91	0.19
	A Shares	1,000.00	911.40	2.35	0.49
Life Vision Target Date 2035 Fund	I Shares	1,000.00	903.20	0.86	0.18
	A Shares	1,000.00	901.60	2.34	0.49

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

(a)	Information shown reflects values for the period from July 2, 2008 (commencement of operations) to September 30, 2008 and has been calculated using expense ratios and rates of return for the same period.

(b)	Information shown reflects values for the period from August 21, 2008 (commencement of operations) to September 30, 2008 and has been calculated using expense ratios and rates of return for the same period.

(c)	Information shown reflects values for the period from May 5, 2008 (commencement of operations) to September 30, 2008 and has been calculated using expense ratios and rates of return for the same period.

112

ADDITIONAL INFORMATION (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/08($)	09/30/08($)	04/01/08-09/30/08($)	04/01/08-09/30/08(%)

Aggressive Growth Stock Fund	I Shares	1,000.00	1,019.30	5.82	1.15
	A Shares	1,000.00	1,017.80	7.33	1.45
	C Shares	1,000.00	1,014.29	10.86	2.15
Emerging Growth Stock Fund	I Shares	1,000.00	1,019.25	5.87	1.16
	A Shares	1,000.00	1,017.75	7.38	1.46
	C Shares	1,000.00	1,014.24	10.91	2.16
International Equity 130/30 Fund	I Shares	1,000.00	1,017.50	7.64	1.51
	A Shares	1,000.00	1,015.89	9.25	1.83
	C Shares	1,000.00	1,012.58	12.56	2.49
International Equity Fund	I Shares	1,000.00	1,018.85	6.28	1.24
	A Shares	1,000.00	1,017.35	7.79	1.54
	C Shares	1,000.00	1,013.84	11.31	2.24
International Equity Index Fund	I Shares	1,000.00	1,022.06	3.04	0.60
	A Shares	1,000.00	1,020.56	4.56	0.90
	C Shares	1,000.00	1,017.05	8.09	1.60
Large Cap Core Equity Fund	I Shares	1,000.00	1,020.76	4.36	0.86
	A Shares	1,000.00	1,019.50	5.62	1.11
	C Shares	1,000.00	1,015.74	9.40	1.86
Large Cap Growth Stock Fund	I Shares	1,000.00	1,020.00	5.11	1.01
	A Shares	1,000.00	1,018.50	6.63	1.31
	C Shares	1,000.00	1,014.99	10.15	2.01
Large Cap Quantitative Equity Fund	I Shares	1,000.00	1,020.31	4.81	0.95
	A Shares	1,000.00	1,019.05	6.07	1.20
	C Shares	1,000.00	1,015.29	9.85	1.95
Large Cap Value Equity Fund	I Shares	1,000.00	1,021.01	4.10	0.81
	A Shares	1,000.00	1,019.50	5.62	1.11
	C Shares	1,000.00	1,015.99	9.15	1.81
Mid-Cap Core Equity Fund	I Shares	1,000.00	1,019.65	5.47	1.08
	A Shares	1,000.00	1,018.15	6.98	1.38
	C Shares	1,000.00	1,014.64	10.50	2.08
Mid-Cap Value Equity Fund	I Shares	1,000.00	1,019.75	5.37	1.06
	A Shares	1,000.00	1,018.25	6.88	1.36
	C Shares	1,000.00	1,014.74	10.40	2.06
Real Estate 130/30 Fund	I Shares	1,000.00	1,017.85	7.28	1.44
	C Shares	1,000.00	1,012.78	12.36	2.45
Select Large Cap Growth Stock Fund	I Shares	1,000.00	1,020.36	4.76	0.94
	A Shares	1,000.00	1,018.85	6.28	1.24
	C Shares	1,000.00	1,015.34	9.80	1.94
Small Cap Growth Stock Fund	I Shares	1,000.00	1,019.05	6.07	1.20
	A Shares	1,000.00	1,017.55	7.59	1.50
	C Shares	1,000.00	1,014.04	11.11	2.20

113

ADDITIONAL INFORMATION (concluded)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/08($)	09/30/08($)	04/01/08-09/30/08($)	04/01/08-09/30/08(%)

Small Cap Value Equity Fund	I Shares	1,000.00	1,019.05	6.07	1.20
	A Shares	1,000.00	1,017.70	7.44	1.47
	C Shares	1,000.00	1,016.60	8.54	1.69
U.S. Equity 130/30 Fund	I Shares	1,000.00	1,018.60	6.53	1.29
Life Vision Aggressive Growth Fund	I Shares	1,000.00	1,024.07	1.01	0.20
	A Shares	1,000.00	1,022.56	2.54	0.50
	B Shares	1,000.00	1,020.31	4.81	0.95
	C Shares	1,000.00	1,019.05	6.07	1.20
Life Vision Conservative Fund	I Shares	1,000.00	1,024.07	1.01	0.20
	A Shares	1,000.00	1,022.56	2.54	0.50
	B Shares	1,000.00	1,020.31	4.81	0.95
	C Shares	1,000.00	1,019.05	6.07	1.20
Life Vision Growth and Income Fund	I Shares	1,000.00	1,024.17	0.91	0.18
	A Shares	1,000.00	1,022.66	2.43	0.48
	B Shares	1,000.00	1,020.41	4.71	0.93
	C Shares	1,000.00	1,019.15	5.97	1.18
Life Vision Moderate Growth Fund	I Shares	1,000.00	1,024.12	0.96	0.19
	A Shares	1,000.00	1,022.61	2.48	0.49
	B Shares	1,000.00	1,020.36	4.76	0.94
	C Shares	1,000.00	1,019.10	6.02	1.19
Life Vision Target Date 2015 Fund	I Shares	1,000.00	1,024.17	0.91	0.18
	A Shares	1,000.00	1,022.61	2.48	0.49
Life Vision Target Date 2025 Fund	I Shares	1,000.00	1,024.12	0.96	0.19
	A Shares	1,000.00	1,022.61	2.48	0.49
Life Vision Target Date 2035 Fund	I Shares	1,000.00	1,024.17	0.91	0.18
	A Shares	1,000.00	1,022.61	2.48	0.49

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworthfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworthfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Other Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

114

Investment Adviser:

RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
www.ridgeworth.com

Investment Subadvisers:
Alpha Equity Management LLC	IronOak Advisors LLC
90 State House Square, Suite 1100	919 East Main Street, 15th Floor
Hartford, CT 06103	Richmond, VA 23219
www. alphaequityllc.com	www. ironoakadvisors.com

Ceredex Value Advisors LLC	Silvant Capital Management LLC
Lincoln Plaza, Suite 1600	50 Hurt Plaza, Suite 1500
300 South Orange Avenue	Atlanta, GA 30303
Orlando, FL 32801	www. silvantcapital.com
www. ceredexvalue.com

Certium Asset Management LLC	Zevenbergen Capital Investments LLC
50 Hurt Plaza, Suite 1400	601 Union Street, Suite 4600
Atlanta, GA 30303	Seattle, Washington 98101
www. certiumllc.com	www. zci.com

This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworthfunds.com. Please read the prospectus carefully before investing.

Distributor:

Ridgeworth Distributors LLC

Not FDIC Insured • No Bank Guarantee • May Lose Value

2008 Semi-Annual Report
Fixed Income And
Money Market Funds
September 30, 2008
As of March 31, 2008, the STI Classic Funds became RidgeWorth Funds and
Trusco Capital Management, Inc. became RidgeWorth Capital Management, Inc.

RIDGEWORTH FUNDS September 30, 2008

Letter to Shareholders	1

Industry Allocation	3

Schedules of Portfolio Investments	5

Statements of Assets and Liabilities	118

Statements of Operations	122

Statements of Changes in Net Assets	126

Financial Highlights	140

Notes to Financial Statements	153

Trustees and Officers of the RidgeWorth Funds	172

Additional Information	174

LETTER TO SHAREHOLDERS

September 30, 2008
Dear Valued RidgeWorth Funds Shareholder,
The past six months has been challenging for the economy and the markets. Economic headwinds intensified in the U.S. and spread globally despite lower oil prices and significant Federal Reserve (the “Fed”) and Treasury intervention. Of greater near-term importance was the further deterioration in credit and liquidity market conditions worldwide, which heightened investor nervousness and increased market volatility. Equity prices fell broadly and the S&P 500 was off 22% over the trailing 12-months as the markets neared the one-year “anniversary” of the previous market high on October 9, 2007.
The consumer continued to suffer the brunt of the economic downturn with job losses, rising unemployment, weak housing market, and tight credit conditions dampening confidence and spending following the end of the tax rebate program. However slower consumer spending inevitably affects business production and that was the case in the past six months when output and orders growth turned negative.
There was some constructive news however in the form of lower inflation. Energy prices soared then fell from record real and nominal levels as the mania momentum that drove the price of oil to $147/barrel finally succumbed to falling demand for petroleum. The dollar surged relative to other currencies as data suggested European growth would also slow and demand for imports from emerging markets would fall.
The Fed lowered then held the policy fed funds rate steady at 2% through the end of the six month period under review, and it increased the amount of liquidity to the banking system to address mounting liquidity and credit strains. RidgeWorth constructed a timeline of the major support initiatives from the Fed, Treasury, and Congress to provide a sense of the breadth of innovation and support to the markets, which is available on our website www.ridgeworthfunds.com.
Equity markets benefited from Treasury intervention, but ultimately succumbed to increased strains in the economy, credit markets and liquidity availability. Bond yields rose but T-bill rates fell and the yield curve steepened. Treasuries gained on a flight to quality, while Corporate and High Yield bonds fell dramatically as credit spreads widened sharply.
As we finish 2008 and head toward 2009, economic recession, an important market challenge, has now been conceded by most, which historically and ironically has been a sign that the worst is behind us. Additionally, the current credit crisis and the specter of deleveraging remain important immediate challenges. We project labor markets may remain soft for some time, though we are hopeful that recent data from the housing market could be an early sign that home prices may soon finally begin to stabilize. We expect both headline and core inflation to moderate in the months ahead, which we believe could help provide a more stable base for future growth. Since the U.S. entered the current slowdown period prior to the rest of the world, we look for domestic growth to reemerge from the current recession first, which may support the dollar a while longer into 2009.
We believe the impact of aggressive policy response from the Fed, Treasury, Congress, and foreign central banks will be positive for the markets, pushing credit spreads lower and improving liquidity, though it is difficult to predict the timing and magnitude of the improvement. Interest rates are likely to remain low and range-bound during this initiative. After the “dust” clears from the current market turmoil, we anticipate significant changes in market regulation and structure. Among the potential changes could be a single financial markets regulator, a global clearinghouse for derivatives, and a new look for the government sponsored enterprises.
From time to time we must report to you a difficult market environment, and this is such a time. At present, the markets are operating in crisis mode where fear dominates reason. These periods have historically been painful but short. As we monitor conditions for signs of improvement, we are focusing on short-term credit spreads near-term, while more signs of reduced housing stress are important longer-term. We believe stocks are reasonably valued on an absolute basis and very undervalued relative to bonds. Moreover, we see investment opportunities emerging in bond markets.
We are pleased to report that in a difficult environment the RidgeWorth Funds have performed well against their peer group averages. Our focus and daily mindset is to provide you our valued client, with the best we have every day. We appreciate the trust you place with us in caring for and growing your portfolio and we strive to earn that trust over and over. We hope you will contact your investment representative with any questions you may have.

Sincerely,

David Eidson Chairman and CEO RidgeWorth Capital Management, Inc.	Ashi Parikh President and CIO RidgeWorth Capital Management, Inc.

INDUSTRY ALLOCATION (As a percentage of Total Investments)

RIDGEWORTH FUNDS September 30, 2008
(Unaudited)

Georgia Tax-Exempt Bond Fund

Municipal Bonds	98.2%
Money Market Funds	1.8%

High Grade Municipal Bond Fund

Municipal Bonds	90.3%
Money Market Funds	9.7%

High Income Fund

Corporate Bonds	81.7%
Bank Loans	8.5%
Short-Term Investments	4.7%
Money Market Funds	3.7%
U.S. Treasury Obligations	1.4%

Intermediate Bond Fund

U.S. Treasury Obligations	27.5%
Corporate Bonds	22.6%
Short-Term Investments	22.1%
U.S. Government Agency Mortgages	13.4%
Money Market Funds	5.8%
Municipal Bonds	3.8%
Collateralized Mortgage Obligations	3.0%
Asset-Backed Securities	1.8%

Investment Grade Bond Fund

Corporate Bonds	27.6%
U.S. Treasury Obligations	21.9%
Short-Term Investments	19.7%
U.S. Government Agency Mortgages	13.2%
Money Market Funds	8.0%
Municipal Bonds	4.1%
Collateralized Mortgage Obligations	3.1%
Asset-Backed Securities	2.3%
U.S. Government Agencies	0.1%

Investment Grade Tax-Exempt Bond Fund

Municipal Bonds	92.7%
Money Market Funds	7.3%

Limited Duration Fund

Money Market Funds	48.9%
Asset-Backed Securities	42.0%
Collateralized Mortgage Obligations	9.1%

Limited-Term Federal Mortgage Securities Fund

U.S. Government Agency Mortgages	90.7%
Money Market Funds	6.5%
Collateralized Mortgage Obligations	2.8%

Maryland Municipal Bond Fund

Municipal Bonds	96.7%
Money Market Funds	3.3%

North Carolina Tax-Exempt Bond Fund

Municipal Bonds	96.0%
Money Market Funds	4.0%

Seix Floating Rate High Income Fund

Bank Loans	90.9%
Money Market Funds	6.3%
Corporate Bonds	2.6%
U.S. Treasury Obligations	0.2%

Seix Global Strategy Fund

U.S. Treasury Obligations	99.3%
Short-Term Investments	0.7%

Seix High Yield Fund

Corporate Bonds	86.7%
Short-Term Investments	5.8%
Bank Loans	4.2%
Money Market Funds	2.8%
U.S. Treasury Obligations	0.5%

Short-Term Bond Fund (Long)

Corporate Bonds	30.1%
Collateralized Mortgage Obligations	21.3%
U.S. Government Agency Mortgages	19.8%
Short-Term Investments	8.6%
U.S. Treasury Obligations	6.9%
U.S. Government Agencies	6.1%
Money Market Funds	3.0%
Commercial Papers	2.1%
Asset-Backed Securities	1.2%
Municipal Bonds	0.9%

Short-Term Bond Fund (Short)

U.S. Government Agencies	(100)%

Short-Term U.S. Treasury Securties Fund

U.S. Treasury Obligations	68.5%
Short-Term Investments	28.5%
Money Market Funds	3.0%
Portfolio composition is subject to change.

INDUSTRY ALLOCATION (As a percentage of Total Investments)

RIDGEWORTH FUNDS September 30, 2008
(Unaudited)

Strategic Income Fund

U.S. Treasury Obligations	34.4%
Short-Term Investments	22.5%
Corporate Bonds	21.3%
Foreign Government Bonds	18.8%
Bank Loans	3.0%

Total Return Bond Fund

U.S. Government Agency Mortgages	36.5%
Corporate Bonds	19.6%
Short-Term Investments	10.4%
Collateralized Mortgage Obligations	10.2%
U.S. Treasury Obligations	10.0%
Money Market Funds	5.7%
Municipal Bonds	4.8%
Asset-Backed Securities	2.8%

Ultra-Short Bond Fund

Corporate Bonds	28.2%
U.S. Government Agency Mortgages	25.8%
Collateralized Mortgage Obligations	23.5%
U.S. Government Agencies	5.2%
Asset-Backed Securities	4.9%
Money Market Funds	3.7%
Commercial Papers	2.8%
U.S. Treasury Obligations	2.5%
Short-Term Investments	1.5%
Municipal Bonds	1.1%
Certificates of Deposits	0.8%

U.S. Government Securities Fund

U.S. Treasury Obligations	65.1%
Short-Term Investments	32.7%
Money Market Funds	2.2%

U.S. Government Securities Ultra-Short Bond Fund

U.S. Government Agency Mortgages	93.2%
Money Market Funds	5.0%
U.S. Government Agencies	1.8%

Virginia Intermediate Municipal Bond Fund

Municipal Bonds	97.1%
Money Market Funds	2.9%

Prime Quality Money Market Fund

Commercial Papers	37.8%
Corporate Bonds	16.1%
Certificates of Deposits	15.6%
Money Market Funds	8.8%
Time Deposits	7.3%
U.S. Government Agencies	5.2%
Repurchase Agreements	4.5%
Master Notes	4.2%
Asset-Backed Securities	0.5%

Tax-Exempt Money Market Fund

Municipal Bonds	98.1%
Money Market Funds	1.9%

U.S. Government Securities Money Market Fund

U.S. Government Agencies	48.4
Repurchase Agreements	42.8
Money Market Funds	8.8

U.S. Treasury Money Market Fund

Repurchase Agreements	81.2%
U.S. Treasury Obligations	15.1%
Money Market Funds	3.7%

Virginia Tax-Free Money Market Fund

Municipal Bonds	96.8%
Money Market Funds	3.2%
Portfolio composition is subject to change.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (98.7%)
Georgia (93.5%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102, XLCA	2,680	2,629
Athens Housing Authority, Student Housing Lease Project, RB, 5.250%, 12/01/21, Callable 12/01/12 @ 100, AMBAC	1,000	1,003
Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association, Ser B, RB, 4.500%, 07/01/35, LOC: Bank of America N.A.	1,450	1,450
Atlanta Airport Passenger Facility Charge, Ser J, RB, 5.000%, 01/01/34, Callable 01/01/15 @ 100, FSA	10,500	9,612
Atlanta Airport Project, Ser A, RB, AMT, 5.375%, 01/01/19, Callable 07/01/14 @ 100, FSA	5,000	4,778
Atlanta Airport Project, Ser B, RB, AMT, 6.000%, 01/01/18, Callable 01/01/10 @ 101, FGIC	2,150	2,136
Augusta Water & Sewer Authority, RB, 5.000%, 10/01/30, Callable 10/01/17 @ 101, FSA	1,750	1,648
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/34, Callable 10/01/14 @ 100, FSA	2,000	1,997
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/39, Callable 10/01/14 @ 100, FSA	5,000	4,988
Barrow County, GO, 4.500%, 10/01/11, FGIC	1,255	1,296
Bartow County Georgia, GO, 4.500%, 08/01/13, MBIA	3,000	3,093
Brunswick Water & Sewer, Refunding & Improvement Project, RB, 6.100%, 10/01/14, MBIA	1,000	1,087
Burke County Development Authority, Pollution Control, Georgia Power Co., Plant Vogtle Project, RB, 3.750%, 10/01/32	1,500	1,496
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, FSA	1,000	1,007
Carrollton Payroll Development Authority, UWG Campus Center, RB, 5.250%, 08/01/27, Callable 08/01/14 @ 100, MBIA	1,000	977
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA	1,885	1,851
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, AMT, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC	1,000	842
Cherokee County School System, GO, 5.000%, 08/01/13, MBIA	1,000	1,067
Cobb County Development Authority, Kennesaw State University Project, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	2,250	2,114
Cobb County Development Authority, Kennesaw State University Project, Ser A, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	1,285	1,207
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, AMT, 5.000%, 04/01/33, Callable 04/01/16 @ 101	1,000	711
Cobb-Marietta County, Coliseum & Exhibit Hall Project, RB, 5.500%, 10/01/12, MBIA	940	978

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

College Park Business & Industrial Development Authority, Civic Center Project, RB, 5.750%, 09/01/20, Prerefunded 09/01/10 @ 102, AMBAC	3,000	3,230
Coweta County Development Authority, Newnan Water, Sewer & Light Commission, RB, 5.000%, 07/01/25, Callable 07/01/15 @ 100, MBIA	1,000	964
Dalton Building Authority, Public School System Project, RB, 4.000%, 03/01/11, State Aid Withholding	2,895	2,959
DeKalb County Public Safety & Judicial Facilities Authority, Public Safety & Judicial Facility Project, RB, 5.000%, 12/01/29, Callable 12/01/14 @ 100, County Guaranteed	3,000	2,890
DeKalb County School District, GO, 5.000%, 02/01/11, State Aid Withholding	1,075	1,128
Douglas County School District, GO, 5.000%, 04/01/23, Callable 04/01/17 @ 100, FSA, State Aid Withholding	1,375	1,358
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, Callable 06/01/09 @ 100, AMBAC	1,225	1,289
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000	972
Forsyth County Hospital Authority, Baptist Health Care System Project, RB, 6.375%, 10/01/28, ETM	1,000	1,092
Forsyth County School District, GO, 5.000%, 02/01/23, Callable 02/01/15 @ 100, MBIA	3,000	2,949
Forsyth County Water & Sewer Authority, RB, 5.000%, 04/01/28, Callable 04/01/13 @ 100	1,700	1,649
Fulton County Development Authority, Cauley Creek Water Facilities, Ser A, RB, AMT, 5.500%, 02/01/17, Callable 02/01/11 @ 100, AMBAC	1,310	1,352
Fulton County Development Authority, Georgia Technology Foundation, Ser A, RB, 5.000%, 11/01/31, Callable 05/01/12 @ 100	1,000	956
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, MBIA	2,370	2,378
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, MBIA	3,375	3,297
Fulton County Development Authority, Molecular Science Building Project, RB, 5.000%, 05/01/34, Callable 05/01/14 @ 100, MBIA	1,000	928
Fulton County Water & Sewer, RB, 5.000%, 01/01/16, Callable 07/01/08 @ 101, FGIC	1,630	1,648
Fulton County Water & Sewer, RB, 5.000%, 01/01/24, Callable 01/01/14 @ 100, FGIC	2,000	1,905
Fulton County Water & Sewer, RB, 5.000%, 01/01/30, Callable 01/01/14 @ 100, FGIC	2,425	2,237
Fulton County Water & Sewer, RB, 5.250%, 01/01/35, Callable 01/01/14 @ 100, FGIC	2,400	2,327
Gainesville Redevelopment Authority, Educational Facilities, Riverside Military Academy, RB, 5.125%, 03/01/37, Callable 03/01/17 @ 100	2,000	1,505

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

Georgia Municipal Electric Authority, RB, 8.000%, 01/01/15, Callable 01/01/09 @ 100, ETM	1,900	2,283
Georgia State Private College & Universities Facilities Authority, Mercer University Project, RB, 6.400%, 11/01/11, MBIA, ETM	1,375	1,451
Georgia State Road & Tollway Authority, Federal Highway Grant, RAN, 5.000%, 06/01/14, MBIA	3,000	3,194
Georgia State Road & Tollway Authority, Federal Highway Grant, RAN, 5.000%, 06/01/18, Callable 06/01/16 @ 100, MBIA	2,650	2,741
Georgia State Road & Tollway Authority, RB, 5.000%, 10/01/23, Callable 10/01/13 @ 100, State Guaranteed	1,500	1,486
Georgia State, Ser E, GO, 5.000%, 08/01/19, Callable 08/01/17 @ 100	3,970	4,118
Georgia State, Ser E, GO, 5.000%, 08/01/22, Callable 08/01/17 @ 100	2,700	2,720
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/18 @ 100	1,800	1,632
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.625%, 08/01/34, Callable 08/01/18 @ 100	2,000	1,782
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/14 @ 100, MBIA	2,910	3,145
Gwinnett County School District, GO, 5.000%, 02/01/22, Callable 02/01/18 @ 100	1,000	1,008
Gwinnett County School District, GO, 5.000%, 02/01/23, Callable 02/01/18 @ 100	3,500	3,508
Gwinnett County School District, GO, 5.000%, 02/01/26, Callable 02/01/18 @ 100	5,000	4,931
Gwinnett County School District, GO, 5.000%, 02/01/36, Callable 02/01/18 @ 100	8,000	7,722
Henry County Water & Sewer Authority, Refunding & Improvements, Ser A, RB, 5.375%, 02/01/13, MBIA	1,290	1,388
Henry County Water & Sewer, RB, 6.150%, 02/01/20, AMBAC	2,100	2,272
Laurens County Georgia Public Facilities Authority, RB, 5.000%, 07/01/11, MBIA	1,000	1,041
Lowndes County, Sales Tax, GO, 5.000%, 04/01/13, FSA	1,240	1,320
Metropolitan Atlanta Rapid Transit Authority, Ser E, RB, 7.000%, 07/01/11, ETM	3,415	3,684
Milledgeville-Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Prerefunded 09/01/14 @ 101	2,355	2,660
Municipal Electric Authority of Georgia, Combustion, Ser A, RB, 5.000%, 11/01/24, Callable 11/01/08 @ 100, MBIA	2,000	1,925
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/16, Callable 01/01/13 @ 100, MBIA	1,435	1,478
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/17, Callable 01/01/13 @ 100, MBIA	2,220	2,270
Newton County School District, GO, 5.000%, 04/01/11, State Aid Withholding	1,000	1,049
Oconee County Industrial Development Authority, OIIT Project, RB, 5.250%, 07/01/23, Callable 07/01/13 @ 100, XLCA	1,295	1,242
Paulding County School District, GO, 6.000%, 02/01/10, MBIA	715	731

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Georgia Tax-Exempt Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Georgia—continued

Paulding County School District, GO, 5.000%, 02/01/14, State Aid Withholding	1,000	1,064
Paulding County School District, GO, 5.000%, 02/01/21, Callable 02/01/18 @ 100, State Aid Withholding	1,000	1,003
Paulding County School District, GO, 5.000%, 02/01/22, Callable 02/01/18 @ 100, State Aid Withholding	1,700	1,687
Private Colleges & Universities Authority, Emory University, Ser C, RB, 5.000%, 09/01/38, Callable 09/01/18 @ 100	10,000	9,325
Rockdale County Water & Sewer Authority, RB, 5.000%, 07/01/22, Callable 07/01/15 @ 100, FSA	1,965	1,942
Upper Oconee Basin Water Authority, RB, 5.000%, 07/01/26, Callable 07/01/15 @ 100, MBIA	2,000	1,907
Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project, RB, 5.250%, 10/01/27, Callable 10/01/12 @ 101, AMBAC	2,110	1,925
Washington County Georgia School District, GO, 4.250%, 12/01/10, State Aid Withholding	1,665	1,720

		170,334
Puerto Rico (5.2%)
Puerto Rico Commonwealth, Public Import, GO, 5.500%, 07/01/19, FSA	3,000	3,098
Puerto Rico Electric Power Authority, Ser SS, RB, 5.000%, 07/01/24, Callable 07/01/15 @ 100, MBIA	1,000	901
Puerto Rico Highway & Transportation Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA	2,500	2,472
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Ser C, RB, 5.500%, 07/01/23, AMBAC	1,000	952
Puerto Rico Municipal Finance Agency, Ser A, GO, 5.000%, 08/01/30, Callable 08/01/15 @ 100, FSA	2,300	2,092

		9,515

Total Municipal Bonds		179,849
Money Market Fund (1.8%)
Federated Tax-Free Obligations Fund	2,556,138	2,556
SEI Tax Exempt Trust, Institutional Tax Free Fund	697,934	698

Total Money Market Fund		3,254

Total Investments (Cost $192,108)(a) — 100.5%		183,103
Liabilities in excess of other assets — (0.5)%		(956)

Net Assets — 100.0%		$182,147

(a)	Represents cost for financial reporting purposes.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FSA	— Security guaranteed by Financial Security Assurance

GO	— General Obligation

MBIA	— Security guaranteed by Municipal Bond Insurance Association

RAN	— Revenue Anticipation Note

RB	— Revenue Bond

XLCA	— Security guaranteed by XL Capital Assurance, Inc.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (87.1%)
Alabama (4.6%)
Jefferson County Sewer, Ser B-8, RB, 5.250%, 02/01/11, Callable 02/01/10 @ 100, FSA	4,500	4,342

Alaska (4.4%)
Anchorage, Ser B, GO, 5.000%, 12/01/18, Callable 06/01/15 @ 100, MBIA	4,000	4,111

Colorado (4.9%)
Denver City & County Airport, Ser A, RB, AMT, 5.500%, 11/15/14, Callable 11/15/11 @ 100, FGIC FSA-CR	4,500	4,545

Florida (9.2%)
Broward County School Board, Ser A, COP, 5.250%, 07/01/26, Callable 07/01/18 @ 100, FSA	930	881
Greater Orlando Aviation Authority, Airport Facilities, RB, AMT, 5.500%, 10/01/17, FGIC	1,810	1,841
Hillsborough County Industrial Development Authority, University Community Hospital Project, RB, 6.500%, 08/15/19, MBIA	145	162
Manatee County Improvement Project, RB, 5.000%, 10/01/23, Callable 10/01/14 @ 100, FGIC	1,545	1,488
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, MBIA	1,000	1,055
Osceola County Tourist Development Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, FGIC	1,000	1,030
Pensacola Airport Authority, Ser A, RB, AMT, 6.250%, 10/01/09, AMBAC	505	516
Pensacola Airport Authority, Ser A, RB, AMT, 6.000%, 10/01/12, Callable 10/01/08 @ 102, MBIA	1,075	1,096
Tampa Guaranteed Entitlement Authority, RB, 6.000%, 10/01/18, AMBAC	500	551

		8,620

Illinois (27.9%)
Chicago Housing Authority, Capital Program, RB, 5.000%, 07/01/23, Callable 07/01/16 @ 100, FSA	5,000	4,842
Chicago Transit Authority Capital Grant Receipts, RB, 5.250%, 06/01/25, Callable 06/01/18 @ 100, Assured Guaranty	2,000	1,948
Grundy, Kendall & Will Counties Community School District No 201, GO, 5.750%, 10/15/20, Callable 10/15/18 @ 100, Assured Guaranty	3,500	3,698
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, FSA	3,000	3,062
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/24, Callable 07/01/16 @ 100, FSA	13,000	12,530

		26,080

New Jersey (3.9%)
New Jersey Sports & Exposition Authority, Ser B, RB, 5.000%, 09/01/16	3,485	3,598

Pennsylvania (5.3%)
Pennsylvania State Turnpike Commission, Sub-ser B-1, RB, 5.625%, 06/01/29, Callable 06/01/18 @ 100	5,000	4,913

Puerto Rico (7.4%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	5,860	5,900
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/16, Callable 08/01/12 @ 100, FSA	1,020	1,037

		6,937

Texas (10.1%)
Bexar County Hospital District, GO, 5.000%, 02/15/38, Callable 02/15/18 @ 100	5,000	4,510

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

High Grade Municipal Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Texas—continued

North Texas Tollway Authority, Ser A, RB, 6.000%, 01/01/25, Callable 01/01/18 @ 100	5,000	4,933

		9,443

Virginia (4.2%)
Virginia State Housing Development Authority Commonwealth Mortgage, Ser B, RB, AMT, 4.850%, 01/01/36, Callable 07/01/16 @ 100	5,000	3,913

Washington (5.2%)
Washington Health Care Facilities Authority, Multicare Health System, Ser B, RB, 5.500%, 08/15/38, Callable 08/15/18 @ 100, FSA	5,000	4,857

Total Municipal Bonds		81,359

Money Market Fund (9.3%)
Federated Tax-Free Obligations Fund	4,508,357	4,508
SEI Tax Exempt Trust, Institutional Tax Free Fund	4,199,552	4,200

Total Money Market Fund		8,708

Total Investments (Cost $94,200)(a) — 96.4%		90,067
Other assets in excess of liabilities — 3.6%		3,325

Net Assets — 100.0%		$93,392

(a)	Represents cost for financial reporting purposes.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

COP	— Certificate of Participation

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FSA	— Security guaranteed by Financial Security Assurance

FSA-CR	— Security has been secondarily guaranteed by FSA

GO	— General Obligation

MBIA	— Security guaranteed by Municipal Bond Insurance Association

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (8.7%)
Advertising (1.1%)
Tribune Co., 5.541%, 05/17/09(a)(b)	553	512

Diversified Financial Services (4.1%)
Clarke American Corp., 6.031%, 04/01/14(a)(b)	849	650
East Valley Tourist Development Authority, 10.311%, 08/06/14(a)(c)	1,400	1,217

		1,867

Telecommunication Services (3.5%)
Asurion Corp., 5.735%, 07/03/14(a)(b)	890	776
Wind Acquisition Holdings, 10.035%, 12/07/11(a)(b)	901	793

		1,569

Total Bank Loans		3,948

Corporate Bonds (83.5%)
Advertising (2.5%)
TL Acquisitions, Inc., 10.500%, 01/15/15, Callable 07/15/11 @ 105.25(b)	1,450	1,146

Aerospace/Defense (0.6%)
BE Aerospace, Inc., 8.500%, 07/01/18, Callable 07/01/13 @ 104.25	285	276

Auto Manufacturers (1.1%)
General Motors Corp., 8.375%, 07/15/33(d)	1,000	400
Tenneco, Inc., 8.125%, 11/15/15, Callable 11/15/11 @ 104.06	110	94

		494

Auto Parts & Equipment (1.9%)
Tenneco, Inc., 8.625%, 11/15/14, Callable 11/15/09 @ 104.31(a)(d)	1,100	875

Beverages (0.7%)
Constellation Brands, Inc., 8.375%, 12/15/14	320	317

Building (2.9%)
Centex Corp., 6.500%, 05/01/16	245	193
D.R. Horton, Inc., 5.250%, 02/15/15	135	100
D.R. Horton, Inc., 5.625%, 01/15/16	20	15
D.R. Horton, Inc., 6.500%, 04/15/16	115	87
K Hovnanian Enterprises, Inc., 11.500%, 05/01/13, Callable 11/01/10 @ 102.00(b)	560	549
Pulte Homes, Inc., 5.250%, 01/15/14	65	54
Texas Industries, Inc., 7.250%, 07/15/13, Callable 07/15/09 @ 103.63(b)	225	196
U.S. Concrete, Inc., 8.375%, 04/01/14, Callable 04/01/09 @ 104.19	145	113

		1,307

Chemicals (3.0%)
Axcan Intermediate Holdings, Inc.,12.750%, 03/01/16, Callable 03/01/12 @ 106.38(b)	1,390	1,376

Commercial Services (2.7%)
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/09 @ 104.69	675	597
Iron Mountain, Inc., 8.625%, 04/01/13, Callable 11/03/08 @ 101.44	155	153
Iron Mountain, Inc., 7.750%, 01/15/15, Callable 11/03/08 @ 103.88	165	163
Seitel Acquisition Corp., 9.750%, 02/15/14, Callable 02/15/11 @104.88	370	302

		1,215

Diversified Financial Services (7.0%)
Ford Motor Credit Co., 7.250%, 10/25/11	285	181
Ford Motor Credit Corp., 8.000%, 12/15/16(d)	1,490	942
GMAC LLC, 6.875%, 09/15/11	340	152
GMAC LLC, 6.000%, 12/15/11	205	91
GMAC LLC, 6.625%, 05/15/12	250	106
Hexion US Finance Corp., 7.304%, 11/15/14, Callable 11/15/08 @ 102(a)	80	58
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	1,240	979
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	250	221

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

NSG Holdings LLC, 7.750%, 12/15/25 (b)	200	190
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/09 @ 104.56	300	270

		3,190

Diversified Minerals (2.2%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(b)	325	317
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	705	691

		1,008

Electric (5.1%)
Aquila, Inc., 11.875%, 07/01/12(a)	370	409
Energy Future Holdings, 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(b)	485	438
IPALCO Enterprises, Inc., 7.250%, 04/01/16(b)	135	129
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	500	450
Reliant Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38	80	69
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13(b)	905	817

		2,312

Entertainment (0.3%)
Scientific Games Corp., 7.875%, 06/15/16, Callable 06/15/12 @ 103.94(b)	155	148

Forest Products & Paper (0.3%)
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	130	132

Health Care (11.5%)
Bausch & Lomb, Inc., 9.875%, 11/01/15, Callable 11/01/11 @ 104.94(b)	155	147
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105.00	155	158
Catalent Pharma Solutions, 9.500%, 04/15/15, Callable 04/15/11 @ 104.75	150	116
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	740	703
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	1,315	1,279
Health Management Associates, Inc., 6.125%, 04/15/16	420	336
Tenet Healthcare Corp., 7.375%, 02/01/13	1,050	956
U.S. Oncology, Inc., 9.000%, 08/15/12, Callable 11/10/08 @ 104.50	145	145
Universal Hospital Services, Inc., 6.303%, 06/01/15, Callable 06/01/09 @ 102(a)	1,025	902
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	505	471

		5,213

Household Products/Wares (1.3%)
Libbey Glass, Inc., 9.928%, 06/01/11, Callable 11/06/08 @ 107.50(a)	635	584

Insurance (0.5%)
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	260	226

Machinery Diversified (2.8%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,250	1,281

Materials (0.5%)
Novelis, Inc., 7.250%, 02/15/15, Callable 02/15/10 @ 103.63	255	222

Media (7.1%)
Charter Communications LLC, 8.375%, 04/30/14, Callable 04/30/09 @ 104.19(b)	420	371
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	1,010	990
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	720	594
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	200	175

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Media—continued

Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	130	114
Videotron, 9.125%, 04/15/18, Callable 04/15/13 @ 104.56(b)	190	192
XM Satellite Radio Holdings, Inc., 13.000%, 08/01/13(b)	1,350	796

		3,232

Miscellaneous Manufacturer (0.6%)
Koppers, Inc., 9.875%, 10/15/13, Callable 10/15/08 @ 104.94	239	246

Oil & Gas (11.0%)
Atlas Energy Resources LLC, 10.750%, 02/01/18, Callable 02/01/13 @ 105.38(b)	115	103
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	205	196
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	85	81
Connacher Oil & Gas, 10.250%, 12/15/15, Callable 12/15/11 @ 105.13(b)	1,330	1,277
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(b)	290	252
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	145	122
Newfield Exploration Co., 7.125%, 05/15/18, Callable 05/15/13 @103.56	155	135
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13	725	642
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(b)	385	335
Sabine Pass LNG LP, 7.500%, 11/30/16	1,665	1,299
United Refining Co., 10.500%, 08/15/12, Callable 10/24/08 @ 105.25(a)	605	520

		4,962

Pipelines (2.7%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	170	156
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25	1,190	1,053

		1,209

Semiconductors (1.5%)
Freescale Semiconductor, 8.875%, 12/15/14, Callable 12/15/10 @ 104.44	965	666

Telecommunication Services (12.5%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19(b)	580	661
Cricket Communications, Inc., 9.375%, 11/01/14, Callable 11/01/10 @ 104.69	120	112
FairPoint Communications, Inc., 13.125%, 04/01/18, Callable 04/01/13 @ 106.56(b)	1,075	978
Intelsat Jackson Holdings Ltd., 9.500%, 06/15/16, Callable 06/15/11 @ 104.75(b)	200	186
Intelsat Subsidiary Holding Co., Ltd., 8.500%, 01/15/13, Callable 01/15/09 @ 104.25(b)	1,200	1,109
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	245	178
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	160	150
Nortel Networks Ltd., 10.750%, 07/15/16, Callable 07/15/11 @ 105.38(b)	170	104
Sprint Capital Corp., 7.625%, 01/30/11	360	328
Sprint Capital Corp., 8.375%, 03/15/12	100	90
Sprint Capital Corp., 6.900%, 05/01/19	315	244
Sprint Capital Corp., 8.750%, 03/15/32	240	187
Sprint Nextel Corp., 6.000%, 12/01/16	65	50
Telcordia Technologies, Inc., 6.541%, 07/15/12, Callable 10/24/08 @ 102(a)(b)	995	836

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

High Income Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	375	367
Windstream Regatta Holdings, 11.000%, 12/01/17, Callable 12/01/12 @ 105.50(b)	155	87

		5,667

Transportation (1.2%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	425	378
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25(b)(d)	180	162

		540

Total Corporate Bonds		37,844

U.S. Treasury Obligation (1.4%)
U.S. Treasury Notes (1.4%)
3.125%, 10/15/08	625	626

Total U.S. Treasury Obligation		626

Short-Term Investment (4.8%)
Credit Suisse Enhanced Liquidity Fund(e)	2,198,343	2,198

Total Short-Term Investment		2,198

Money Market Fund (3.7%)
RidgeWorth Institutional Cash Management Money Market Fund(f)	1,690,999	1,691

Total Money Market Fund		1,691

Total Investments (Cost $50,780)(g) — 102.1%		46,307
Liabilities in excess of other assets — (2.1)%		(944)

Net Assets — 100.0%		$45,363

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 36.9% of net assets as of September 30, 2008.

(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2008 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)

East Valley Tourist Development Authority	08/08/07	1,386	1,400	1,218	2.69

(d)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $2,125.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

PIK	— Payment in-kind

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)

Abitibi Consolidated, Inc.	JPMorgan	500	4.50	06/20/09	(65)

					(65)

At September 30, 2008, liquid assets totaling $175, in thousands, have been designated as collateral for open swap agreements.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (2.4%)
Automobiles (0.9%)
Capital One Prime Auto Receivables Trust, Ser 2006-2, Cl A4, 5.022%, 07/15/12	2,725	2,683
Daimler Finance N.A., LLC, 6.500%, 11/15/13	3,474	3,390
Honda Auto Receivables Owner Trust, Ser 2006-3, Cl A4, 5.014%, 04/15/12	1,785	1,772
USAA Auto Owner Trust, Ser 2006-4, Cl A4, 4.900%, 10/15/12	53	52

		7,897

Credit Card ABS (0.6%)
American Express Issuance Trust, Ser 2008-2, Cl A, 4.020%, 01/18/11	5,040	5,017

Home Equity ABS (0.2%)
Citifinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33(a)	1,386	1,190
Contimortgage Home Equity Loan Trust, Ser 1996-2, Cl A8, 7.900%, 07/15/27	37	32
Soundview Home Equity Loan Trust, Ser 2001-1, Cl A, 6.765%, 04/15/31(a)	7	7

		1,229

Utility ABS (0.8%)
CNH Equipment Trust, Ser 2007-C, Cl A3A, 5.210%, 12/15/11	2,534	2,530
CNH Equipment Trust, Ser 2008-A, Cl A4A, 5.012%, 08/15/14	1,851	1,737
Massachusetts RRB Special Purpose Trust, Ser 2005-1, Cl A4, 4.400%, 03/15/15	1,348	1,305
PECO Energy Transition Trust, Ser 2000-A, Cl A4, 7.650%, 03/01/10	1,144	1,173
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	396	402

		7,147

Total Asset-Backed Securities		21,290

Collateralized Mortgage Obligations (4.2%)
Asset Securitization Corp., Ser 1996-MD6, Cl A7, 8.631%, 11/13/29(a)	2,588	2,798
Banc of America Mortgage Securities, Ser 2003-5, Cl 2A1, 5.000%, 07/25/18	5	5
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2001-TOP2, Cl A2, 6.480%, 02/15/35	4,927	4,940
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,239	1,259
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	1,050	991
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.613%, 02/15/34	1,109	1,113
CS First Boston Mortgage Securities Corp., Ser 2002-CP5, Cl A1, 4.174%, 12/15/35	6,938	6,607
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	2,799	2,810
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	1,231	1,151
GMAC Commercial Mortgage Securities, Inc., Ser 2000-C1, Cl A2, 7.724%, 03/15/33	1,951	1,977
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	2,400	2,407
JPMorgan Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	2,568	2,596
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.619%, 12/15/26	1,626	1,637

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	2,427	2,444
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S5, Cl 2A, 5.083%, 06/25/18	1,182	1,138
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	1,935	1,827

Total Collateralized Mortgage Obligations		35,700

Corporate Bonds (30.9%)
Aerospace/Defense (0.5%)
Lockheed Martin Corp., 4.121%, 03/14/13	2,171	2,099
United Technologies Corp., 4.875%, 05/01/15	2,216	2,182

		4,281

Banks (2.1%)
Bank of America Corp., 7.400%, 01/15/11	5,851	5,732
Bank of America Corp., 5.375%, 09/11/12	3,475	3,234
Bank of New York Mellon, Ser G, 4.950%, 11/01/12	2,968	2,822
Bank of New York Mellon, Ser G, MTN, 4.500%, 04/01/13	1,522	1,425
Wells Fargo & Co., 4.375%, 01/31/13	5,339	4,908

		18,121

Beverages (1.8%)
Coca-Cola Co., 5.350%, 11/15/17	3,796	3,753
Diageo Capital PLC, 5.200%, 01/30/13	1,529	1,521
PepsiCo, Inc., 5.000%, 06/01/18	7,072	6,828
SABMiller PLC, 6.200%, 07/01/11(b)	3,406	3,492

		15,594

Building Materials (0.2%)
Lafarge SA, 6.150%, 07/15/11	1,923	1,888

Chemicals (0.3%)
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	2,974	2,929

Commercial Services (1.5%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	2,286	2,078
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,902	1,569
International Paper Co., 7.950%, 06/15/18	2,379	2,338
Veolia Environnement, 6.000%, 06/01/18	3,075	2,949
Xerox Corp., 5.500%, 05/15/12	1,495	1,425
Xerox Corp., 6.350%, 05/15/18	2,706	2,473

		12,832

Computers (0.4%)
Hewlett-Packard Co., 4.500%, 03/01/13	1,473	1,416
IBM Corp., 5.700%, 09/14/17	1,752	1,697

		3,113

Consumer Staples (0.6%)
Kellogg Co., 4.250%, 03/06/13	2,233	2,154
Kraft Foods, Inc., 6.125%, 08/23/18(c)	2,812	2,626

		4,780

Diversified Financial Services (5.1%)
ABX Financing Co., 5.750%, 10/15/16(b)	1,760	1,632
American Express Co., 6.150%, 08/28/17(c)	2,652	2,257
CME Group, Inc., 5.400%, 08/01/13	3,214	3,224
Credit Suisse (USA), Inc., 6.125%, 11/15/11	2,886	2,840
Credit Suisse (USA), Inc., 6.500%, 01/15/12	1,504	1,484
Fund American Cos., Inc., 5.875%, 05/15/13	3,259	2,417
General Electric Capital Corp., Ser A, 5.450%, 01/15/13	6,027	5,630
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	1,417	913

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,971	1,325
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	595	386
Janus Capital Group, Inc., 5.875%, 09/15/11	1,338	1,255
Jefferies Group, Inc., 5.875%, 06/08/14	2,896	2,432
Lazard Group LLC, 7.125%, 05/15/15	3,760	3,264
Merrill Lynch & Co., Inc., MTN, 6.150%, 04/25/13	20	18
Merrill Lynch & Co., Inc., Ser C, MTN, 6.050%, 08/15/12	4,587	4,301
Northern Trust Co., 5.200%, 11/09/12	3,539	3,506
NYSE Euronext, 4.800%, 06/28/13	3,649	3,474
TIAA Global Markets, 5.125%, 10/10/12(b)	3,575	3,640

		43,998

Electric (2.9%)
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	1,799	1,754
E.ON International Finance B.V., 5.800%, 04/30/18(b)	6,905	6,599
Enel Finance International, 5.700%, 01/15/13(b)	6,885	6,956
Exelon Generation Co. LLC, 6.200%, 10/01/17	3,317	2,915
MidAmerican Energy Holdings Co., Ser D, 5.000%, 02/15/14	4,660	4,332
Nevada Power Co., Ser L, 5.875%, 01/15/15	670	633
Oncor Electric Delivery Co., 6.375%, 01/15/15	2,152	1,950

		25,139

Insurance (0.4%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13(b)	3,482	3,424

Materials (1.1%)
ArcelorMittal, 6.125%, 06/01/18(b)	3,705	3,283
Nucor Corp., 5.850%, 06/01/18	633	603
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	5,523	5,414

		9,300

Media (1.2%)
News America Holdings, Inc., 9.250%, 02/01/13	2,391	2,554
Thomson Reuters Corp., 5.950%, 07/15/13	798	797
Time Warner Cable, Inc., 5.850%, 05/01/17	5,896	5,195
Time Warner, Inc., 5.500%, 11/15/11	1,306	1,254
Viacom, Inc., 6.125%, 10/05/17	766	695

		10,495

Miscellaneous Manufacturer (1.9%)
Clorox Co., 5.450%, 10/15/12	1,435	1,430
General Electric Co., 5.000%, 02/01/13	2,735	2,519
General Electric Co., 5.250%, 12/06/17	1,870	1,636
Kimberly-Clark Corp., 6.125%, 08/01/17	4,557	4,564
Siemens Financierings NV, 5.750%, 10/17/16(b)	2,350	2,280
Wesfarmers Ltd., 6.998%, 04/10/13(b)	3,603	3,641

		16,070

Oil & Gas (1.5%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,714	1,643
Cameron International Corp., 6.375%, 07/15/18	1,215	1,135
Enterprise Products Operating LP, Ser B, 5.600%, 10/15/14	3,418	3,221
Praxair, Inc., 4.625%, 03/30/15	4,265	3,968
Transocean, Inc., 6.000%, 03/15/18(c)	2,990	2,790
Weatherford International Ltd., 4.950%, 10/15/13	535	503

		13,260

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pharmaceuticals (3.9%)
Abbott Laboratories, 5.600%, 11/30/17	4,824	4,676
Astrazeneca PLC, 5.900%, 09/15/17(c)	7,948	7,826
Covidien International Finance SA, 6.000%, 10/15/17	2,858	2,824
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	4,497	4,269
Johnson & Johnson, 5.550%, 08/15/17(c)	4,724	4,803
Merck & Co., Inc., 5.125%, 11/15/11(c)	1,825	1,906
Schering-Plough, 6.000%, 09/15/17	4,142	3,884
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	823	765
Walgreen Co., 4.875%, 08/01/13	2,328	2,327

		33,280

Pipelines (1.3%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	2,503	2,569
El Paso Natural Gas, 5.950%, 04/15/17	590	522
Energy Transfer Partners, 6.700%, 07/01/18(c)	4,889	4,634
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	2,597	2,493
Southern Natural Gas Co., 5.900%, 04/01/17(b)(c)	495	438
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18(b)	888	822

		11,478

Retail (1.4%)
J.C. Penney Corp., Inc., 5.750%, 02/15/18	467	393
Tesco PLC, 5.500%, 11/15/17(b)(c)	3,306	2,960
Wal-Mart Stores, Inc., 5.800%, 02/15/18	8,532	8,335

		11,688

Software (0.5%)
Intuit, Inc., 5.750%, 03/15/17	658	582
Oracle Corp., 5.750%, 04/15/18	4,051	3,761

		4,343

Telecommunication Services (2.3%)
AT&T, Inc., 4.950%, 01/15/13	2,990	2,865
AT&T, Inc., 5.100%, 09/15/14	2,999	2,805
Cisco Systems, Inc., 5.500%, 02/22/16(c)	3,113	2,991
Comcast Corp., 4.950%, 06/15/16	1,606	1,384
Rogers Wireless, Inc., 7.500%, 03/15/15	1,464	1,488
Verizon Communications, Inc., 5.250%, 04/15/13	2,381	2,295
Verizon Communications, Inc., 5.550%, 02/15/16	1,542	1,421
Vodafone Group PLC, 5.500%, 06/15/11	4,148	4,109

		19,358

Total Corporate Bonds		265,371

U.S. Government Agency Mortgages (18.3%)
Fannie Mae (4.2%)
5.725%, 03/01/12	205	208
6.260%, 05/01/12	299	309
5.000%, 10/14/38	36,621	35,683

		36,200

Ginnie Mae (14.1%)
4.449%, 03/16/25	309	309
4.811%, 05/16/27	370	371
5.381%, 02/16/31(a)	400	402
5.269%, 03/16/37(a)	400	397
6.000%, 01/15/38	10,082	10,246
6.000%, 04/15/38	42,580	43,238
6.000%, 09/15/38	22,540	22,907
6.000%, 09/15/38	42,580	43,273

		121,143

Total U.S. Government Agency Mortgages		157,343

Municipal Bonds (5.2%)
Austin Texas Water & Wastewater System, RB, 5.250%, 05/15/22, Prerefunded 05/15/11 @ 100, FSA	2,170	2,312

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds—continued

California State Department Water Resource Power Supply, Ser A, RB, 5.500%, 05/01/16, Prerefunded 05/01/12 @ 101, AMBAC	1,150	1,255
California State Department Water Resource Power Supply, Ser A, RB, 5.250%, 05/01/20, Prerefunded 05/01/12 @ 101, MBIA-IBC	3,265	3,537
Chicago Illinois Board of Education, Ser C, GO, 5.000%, 12/01/31, Prerefunded 12/01/11 @ 100, FSA	1,450	1,532
Cincinnati Ohio City School District, Classroom Facilities Construction & Improvement, GO, 5.000%, 12/01/31, Prerefunded 12/01/13 @ 100, FSA	2,765	2,961
Clark County Washington School District No. 37, Vancouver, Ser B, GO, 5.750%, 12/01/15, Prerefunded 12/01/11 @ 100, SBG	1,535	1,660
Greenville County South Carolina School District Installment Purchase, Building Equity Sooner for Tomorrow, RB, 5.500%, 12/01/28, Prerefunded 12/01/12 @ 101	4,180	4,620
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Ser A, RB, 5.250%, 07/01/33, Prerefunded 07/01/12 @ 100, MBIA	4,015	4,296
Lincoln Nebraska Electricity System, RB, 5.250%, 09/01/17, Prerefunded 09/01/11 @ 100	2,365	2,510
Los Angeles California Unified School District, Ser D, GO, 5.500%, 07/01/21, Prerefunded 07/01/10 @ 100, FGIC	3,680	3,795
Metropolitan Transportation Authority, Ser B, RB, 5.250%, 11/15/32, Prerefunded 11/15/13 @ 100	2,900	3,153
North Carolina State, Public Improvement, Ser A, GO, 5.000%, 03/01/18, Prerefunded 03/01/11 @ 102	2,770	2,977
Pennsylvania State Turnpike Commission, Registration Fee, RB, 5.125%, 07/15/23, Prerefunded 07/15/11 @ 101, AMBAC	2,055	2,191
San Antonio Independent School District Building, Ser A, GO, 5.000%, 08/15/31, Prerefunded 08/15/11 @ 100, PSF-GTD	3,610	3,808
Tacoma Washington Electric Systems, Ser A, RB, 5.750%, 01/01/18, Prerefunded 01/01/11 @ 101, FSA	1,365	1,462
University of Texas Permanent University Fund, Ser B, RB, 4.750%, 07/01/30, Prerefunded 07/01/14 @ 100	2,760	2,921

Total Municipal Bonds		44,990

U.S. Treasury Obligations (37.3%)
U.S. Treasury Notes (37.3%)
3.125%, 10/15/08	1,500	1,501
4.000%, 04/15/10(c)	80,991	83,635
4.375%, 12/15/10(c)	71,515	75,164
3.625%, 12/31/12	5,603	5,797
2.500%, 03/31/13(c)	39,658	39,023
3.375%, 06/30/13(c)	75,183	76,693
3.875%, 05/15/18(c)	38,492	38,745
		320,558

Total U.S. Treasury Obligations		320,558

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Short-Term Investment (30.1%)
Credit Suisse Enhanced
Liquidity Fund(d)	258,952,719	258,953

Total Short-Term Investment		258,953

Money Market Fund (7.9%)
RidgeWorth Institutional
Cash Management Money
Market Fund(e)	67,679,855	67,680

Total Money Market Fund		67,680

Total Investments (Cost $1,187,907)(f) — 136.3%		1,171,885
Liabilities in excess of other assets — (36.3)%		(312,128)

Net Assets — 100.0%		$859,757

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.2% of net assets as of September 30, 2008.

(c)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $254,315.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FSA	— Security guaranteed by Financial Security Assurance

GO	— General Obligation

IBC	— Security guaranteed by Insurance Bond Certificate

MBIA	— Security guaranteed by Municipal Bond Insurance Association

MTN	— Medium Term Note

PSF-GTD	— Security guaranteed by Permanent School Fund Guarantee Program

RB	— Revenue Bond

SBG	— School Board Guaranty

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)

Republic of Brazil	Barclays Bank PLC	4,015	1.67	10/20/13	(10)
Brunswick Corp.	Merrill Lynch	(120)	1.15	03/20/17	17
Brunswick Corp.	Merrill Lynch	(500)	1.20	03/20/17	70
Brunswick Corp.	Credit Suisse First Boston	(1,680)	3.95	12/20/13	(3)
Capital One Financial Corp.	Citibank N.A.	(1,415)	3.10	09/20/13	21
Capital One Financial Corp.	Citibank N.A.	(885)	1.65	06/20/13	62
Centex Corp.	Credit Suisse First Boston	(620)	2.65	09/20/17	40
Centex Corp.	Merrill Lynch	(1,680)	5.05	09/20/13	(43)
FedEx Corp.	Credit Suisse First Boston	(2,300)	1.07	09/20/13	(11)
Gannett Co., Inc.	Citibank N.A.	(500)	0.83	06/20/17	80
Gannett Co., Inc.	Credit Suisse First Boston	(1,680)	3.15	09/20/13	58
Gannett Co., Inc.	Citibank N.A.	(120)	0.81	06/20/17	19
Marriott International, Inc.	Credit Suisse First Boston	(2,300)	2.62	09/20/13	(10)
Masco Corp.	Merrill Lynch	(1,560)	2.20	06/20/13	32
Masco Corp.	Merrill Lynch	(740)	3.25	09/20/13	(16)
Simon Property Group, Inc.	Credit Suisse First Boston	(2,300)	1.64	09/20/13	(1)
Toll Brothers, Inc.	Merrill Lynch	(1,560)	2.65	06/20/13	(16)
Toll Brothers, Inc.	Merrill Lynch	(740)	2.95	09/20/13	(18)
Turkey	Barclays Bank PLC	(1,025)	2.88	10/20/13	(4)

					267

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — continued

Interest Rate Swaps

		Notional	(Pay)/Receive	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Floating Rate	Rate(%)	Date	Value($)

Fixed 1-Year FWD	UBS AG	4,237	Receive	6.71	08/12/10	17
Fixed 10-Year Israel	Citibank N.A.	603	Receive	5.78	08/20/18	(5)
Fixed 10-Year Norway	UBS AG	520	Receive	5.66	08/15/18	13
Fixed 130X1 TIIE	Barclays Bank PLC	1,269	Receive	9.06	09/10/18	17
Fixed 2-Year New Zealand Bill	UBS AG	2,208	Receive	7.24	08/13/10	10
Fixed 2-Year New Zealand Bill	UBS AG	2,242	Receive	7.27	09/04/10	15
Fixed 2-Year PLN	Barclays Bank PLC	2,253	Receive	6.04	10/01/10	—
Fixed 2-Year Sweden	UBS AG	2,173	Receive	5.09	09/02/10	14
Fixed 2-Year Sweden	Barclays Bank PLC	2,215	Receive	5.07	09/05/10	15
Fixed 2-Year Sweden	Barclays Bank PLC	56,032	Receive	5.07	09/08/10	369
Fixed 2-Year Sweden	UBS AG	58,682	Receive	4.96	09/15/10	240
Fixed 2-Year UK	Barclays Bank PLC	3,179	Receive	5.16	09/15/10	(2)
Fixed 26X1 TIIE	Citibank N.A.	57,576	Receive	8.92	08/13/10	447
Fixed 5-Year CLP	Citibank N.A.	973	Receive	7.74	08/19/13	20
Fixed 5-Year CLP	Citibank N.A.	997	Receive	7.85	09/09/13	26
Fixed 5-Year Euro	Barclays Bank PLC	949	Receive	4.58	08/28/13	(4)
Fixed DI 1/2/12	Citibank N.A.	1,377	Receive	14.17	01/02/12	1

						1,193

At September 30, 2008, liquid assets totaling $82,038, in thousands, have been designated as collateral for open swap agreements.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Intermediate Bond Fund — concluded

At September 30, 2008 the Fund’s foreign currency contracts were as follows:

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	10/08/08	946	855	747	108
Brazilian Real	10/08/08	825	502	433	69
Brazilian Real	12/15/08	653	350	338	12
Brazilian Real	12/23/08	1,630	874	844	30
Brazilian Real	12/26/08	1,627	865	842	23
British Pound	10/22/08	257	510	458	52
British Pound	10/27/08	257	510	457	53
British Pound	11/04/08	172	340	306	34
Chilean Peso	10/08/08	176,630	344	320	24
Chilean Peso	12/02/08	451,835	861	815	46
Colombian Peso	11/20/08	658,950	345	300	45
Colombian Peso	12/10/08	722,750	350	327	23
Colombian Peso	12/10/08	366,625	175	166	9
Czech Republic Koruna	12/12/08	6,171	350	355	(5)
Euro	11/04/08	328	510	464	46
Euro	12/09/08	247	350	349	1
Euro	12/24/08	593	871	837	34
India Rupee	10/08/08	21,748	513	463	50
Japanese Yen	11/04/08	54,871	510	519	(9)
Malaysian Ringgit	10/20/08	1,281	398	373	25
Malaysian Ringgit	10/20/08	1,281	395	373	22
Malaysian Ringgit	10/06/08	2,783	843	809	34
Mexican Nuevo Peso	10/27/08	5,201	518	474	44
Norwegian Krone	10/15/08	4,616	848	785	63
Norwegian Krone	11/28/88	9,438	1,692	1,602	90
Phillipine Peso	11/06/08	22,727	512	484	28
Polish Zloty	12/12/08	857	350	355	(5)
Singapore Dollar	10/21/08	547	401	381	20
Singapore Dollar	10/21/08	547	400	381	19
Swedish Krona	11/28/08	5,603	870	810	60
Swedish Krona	12/11/08	2,372	350	343	7
Turkish Lira	11/12/08	225	165	175	(10)
Turkish Lira	11/12/08	227	170	176	(6)
Turkish Lira	11/12/08	227	170	176	(6)
Turkish Lira	11/12/08	449	340	349	(9)
Turkish Lira	12/19/08	225	170	172	(2)
Turkish Lira	12/19/08	442	335	339	(4)
Turkish Lira	12/26/08	2,220	1,694	1,699	(5)
Turkish Lira	12/19/08	222	170	170	—
Turkish Lira	11/07/08	620	507	483	24
Turkish Lira	12/12/08	447	350	344	6

Total Short Contract:			$21,633	$20,593	$1,040

Long:
Australian Dollar	10/08/08	946	853	747	(106)
Brazilian Real	10/08/08	825	515	433	(82)
Brazilian Real	12/15/08	653	359	338	(21)
Brazilian Real	12/23/08	1,630	870	844	(26)
Brazilian Real	12/26/08	1,627	865	842	(23)
British Pound	10/22/08	257	510	458	(52)
British Pound	10/27/08	257	505	457	(48)
British Pound	11/04/08	172	334	307	(27)
Chilean Peso	10/08/08	176,630	340	320	(20)
Chilean Peso	12/02/08	451,835	870	815	(55)
Colombian Peso	11/20/08	658,950	327	300	(27)
Colombian Peso	12/10/08	1,089,375	526	493	(33)
Czech Republic Koruna	12/12/08	6,171	358	355	(3)
Euro	11/04/08	328	505	464	(41)
Euro	12/09/08	247	348	349	1
Euro	12/24/08	593	870	837	(33)
Indian Rupee	10/08/08	21,748	515	463	(52)
Japanese Yen	11/04/08	54,871	510	519	9
Malaysian Ringgit	10/06/08	2,783	855	809	(46)
Malaysian Ringgit	10/20/08	2,562	815	746	(69)
Mexican Nuevo Peso	10/27/08	5,201	510	474	(36)
Norwegian Krone	10/15/08	4,616	855	785	(70)
Norwegian Krone	11/28/08	4,717	870	800	(70)
Norwegian Krone	11/28/08	4,721	870	801	(69)
Phillipine Peso	11/06/08	22,727	515	484	(31)
Polish Zloty	12/12/08	857	358	355	(3)
Singapore Dollar	10/21/08	1,094	815	762	(53)
Swedish Krona	11/28/08	5,603	852	811	(41)
Swedish Krona	12/11/08	2,372	352	342	(10)
Turkish Lira	11/07/08	620	515	483	(32)
Turkish Lira	11/12/08	452	341	351	10
Turkish Lira	11/12/08	675	507	525	18
Turkish Lira	12/12/08	447	348	343	(5)
Turkish Lira	12/19/08	888	685	682	(3)
Turkish Lira	12/26/08	2,220	1705	1699	(6)

Total Long Contract:			$21,748	$20,593	$(1,155)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (3.0%)
Automobiles (0.6%)
Capital One Prime Auto Receivables Trust, Ser 2006-2, Cl A4, 5.022%, 07/15/12	1,271	1,252
Honda Auto Receivables Owner Trust, Ser 2006-3, Cl A4, 5.014%, 04/15/12	1,210	1,201

		2,453

Credit Card ABS (0.8%)
American Express Issuance Trust, Ser 2008-2, Cl A, 4.020%, 01/18/11	2,428	2,417
Citibank Credit Card Issuance Trust, Ser 2008-A7, Cl A7, 4.150%, 07/07/17	1,000	875

		3,292

Home Equity ABS (0.2%)
Citifinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33(a)	961	826

Utility ABS (1.4%)
CenterPoint Energy Transition Bond Co., Ser 2008-A, Cl A2, 5.234%, 02/01/23(a)	1,621	1,446
CNH Equipment Trust, Ser 2007-C, Cl A3A, 5.210%, 12/15/11	1,691	1,688
CNH Equipment Trust, Ser 2008-A, Cl A4A, 5.012%, 08/15/14	865	812
Massachusetts RRB Special Purpose Trust, Ser 2005-1, Cl A4, 4.400%, 03/15/15	627	607
PECO Energy Transition Trust, Ser 2000-A, Cl A4, 7.650%, 03/01/10	839	860
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	295	299

		5,712

Total Asset-Backed Securities		12,283

Collateralized Mortgage Obligations (4.1%)
Asset Securitization Corp., Ser 1996-MD6, Cl A7, 8.631%, 11/13/29(a)	1,256	1,358
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2001-TOP2, Cl A2, 6.480%, 02/15/35	2,540	2,545
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	918	933
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	799	755
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.613%, 02/15/34	744	747
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	2,072	2,080
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	593	555
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	1,017	1,019
JPMorgan Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	1,811	1,830
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.619%, 12/15/26	1,156	1,163
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	1,778	1,790
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S5, Cl 2A, 5.083%, 06/25/18	832	801
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	899	849

Total Collateralized Mortgage Obligations		16,425

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Corporate Bonds (36.8%)
Aerospace/Defense (0.9%)
Boeing Co. (The), 5.125%, 02/15/13	1,419	1,417
Lockheed Martin Corp., 4.121%, 03/14/13	1,161	1,122
United Technologies Corp., 4.875%, 05/01/15	1,230	1,212

		3,751

Auto Manufacturers (0.3%)
DaimlerChrysler NA Holding Corp., 8.500%, 01/18/31(b)	1,268	1,274

Banks (2.5%)
Bank of America Corp., 7.400%, 01/15/11	3,339	3,271
Bank of America Corp., 5.375%, 09/11/12	1,920	1,787
Bank of New York Mellon, Ser G, 4.950%, 11/01/12	1,848	1,757
Bank of New York Mellon, Ser G, MTN, 4.500%, 04/01/13	814	762
Wells Fargo & Co., 4.375%, 01/31/13(b)	2,640	2,427

		10,004

Beverages (2.2%)
Coca-Cola Co., 5.350%, 11/15/17	2,362	2,335
Diageo Capital PLC, 5.200%, 01/30/13	943	938
PepsiCo, Inc., 5.000%, 06/01/18	3,621	3,496
SABMiller PLC, 6.200%, 07/01/11(c)	1,853	1,900

		8,669

Building Materials (0.4%)
Lafarge SA, 6.150%, 07/15/11	993	975
Martin Marietta Materials, Inc., 6.250%, 05/01/37	836	624

		1,599

Chemicals (0.7%)
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,537	1,514
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	1,363	1,105

		2,619

Commercial Services (1.7%)
ERAC USA Finance Co., 5.800%, 10/15/12(c)	1,225	1,113
ERAC USA Finance Co., 5.600%, 05/01/15(c)	1,148	947
International Paper Co., 7.950%, 06/15/18	1,197	1,176
Veolia Environnement, 6.000%, 06/01/18	1,582	1,517
Xerox Corp., 5.500%, 05/15/12	908	866
Xerox Corp., 6.350%, 05/15/18	1,417	1,295

		6,914

Computers (0.5%)
Hewlett-Packard Co., 4.500%, 03/01/13	804	773
IBM Corp., 5.700%, 09/14/17	783	758
IBM Corp., 5.875%, 11/29/32	340	315

		1,846

Consumer Staples (0.6%)
Kellogg Co., 4.250%, 03/06/13	1,190	1,148
Kraft Foods, Inc., 6.125%, 08/23/18	1,440	1,345

		2,493

Diversified Financial Services (5.3%)
ABX Financing Co., 6.350%, 10/15/36(c)	873	721
American Express Co., 6.150%, 08/28/17(b)	1,189	1,012
CME Group, Inc., 5.400%, 08/01/13	1,648	1,653
Credit Suisse (USA), Inc., 6.125%, 11/15/11	1,320	1,299
Credit Suisse (USA), Inc., 6.500%, 01/15/12	692	683
Fund American Cos., Inc., 5.875%, 05/15/13	2,245	1,665
General Electric Capital Corp., Ser A, 5.450%, 01/15/13	1,563	1,460
HSBC Holdings PLC, 7.625%, 05/17/32	774	686
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	679	437
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,377	926

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

International Lease Finance Corp., Ser R, 5.625%, 09/20/13	456	296
Janus Capital Group, Inc., 5.875%, 09/15/11	783	734
Lazard Group LLC, 7.125%, 05/15/15	2,326	2,019
Merrill Lynch & Co., Inc., MTN, 6.150%, 04/25/13	1,423	1,315
Merrill Lynch & Co., Inc., Ser C, MTN, 6.050%, 08/15/12	1,119	1,049
Northern Trust Co., 5.200%, 11/09/12	2,158	2,139
NYSE Euronext, 4.800%, 06/28/13	1,863	1,774
TIAA Global Markets, 5.125%, 10/10/12(c)	1,515	1,543

		21,411

Electric (3.3%)
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	1,353	1,319
E.ON International Finance B.V., 5.800%, 04/30/18(c)	3,659	3,497
Enel Finance International, 6.800%, 09/15/37(c)	1,497	1,469
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,441	1,266
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,303	1,096
Nevada Power Co., Ser L, 5.875%, 01/15/15	456	431
Nevada Power Co., Ser R, 6.750%, 07/01/37	974	873
Oncor Electric Delivery Co., 7.000%, 05/01/32	856	683
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,411	1,245
Public Service Colorado, Ser 17, 6.250%, 09/01/37	780	717
Wisconsin Power & Light Co., 6.375%, 08/15/37	793	737

		13,333

Insurance (0.4%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13(c)	1,800	1,770

Materials (1.0%)
ArcelorMittal, 6.125%, 06/01/18(c)	1,895	1,679
Nucor Corp., 5.850%, 06/01/18	321	306
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	1,101	1,079
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	1,140	1,091

		4,155

Media (1.3%)
News America Holdings, Inc., 6.200%, 12/15/34	679	541
Thomson Reuters Corp., 5.950%, 07/15/13	403	403
Time Warner Cable, Inc., 5.850%, 05/01/17	3,560	3,136
Time Warner, Inc., 6.500%, 11/15/36	840	638
Viacom, Inc., 6.125%, 10/05/17	325	295

		5,013

Miscellaneous Manufacturer (2.5%)
Clorox Co., 5.450%, 10/15/12	609	607
General Electric Co., 5.000%, 02/01/13	3,672	3,382
General Electric Co., 5.250%, 12/06/17	1,107	969
Kimberly-Clark Corp., 6.125%, 08/01/17	2,138	2,141
Siemens Financierings NV, 6.125%, 08/17/26(c)	1,006	922
Wesfarmers Ltd., 6.998%, 04/10/13(c)	1,917	1,937

		9,958

Oil & Gas (2.0%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	967	927
Apache Corp., 6.000%, 01/15/37	823	696
Cameron International Corp., 6.375%, 07/15/18	615	574
ConocoPhillips, 5.900%, 10/15/32	602	545
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35(b)	993	755
Praxair, Inc., 4.625%, 03/30/15	2,311	2,150

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Transocean, Inc., 6.000%, 03/15/18	599	559
Transocean, Inc., 6.800%, 03/15/38	1,284	1,178
Weatherford International, Inc., 6.500%, 08/01/36	916	790

		8,174

Pharmaceuticals (3.8%)
Abbott Laboratories, 5.600%, 11/30/17	2,955	2,864
AstraZeneca PLC, 6.450%, 09/15/37	2,430	2,324
Covidien International Finance SA, 6.000%, 10/15/17	1,760	1,739
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	2,306	2,189
Johnson & Johnson, 5.550%, 08/15/17	2,159	2,195
Merck & Co., Inc., 5.125%, 11/15/11(b)	967	1,010
Schering-Plough Corp., 6.550%, 09/15/37	1,184	1,084
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	613	537
Walgreen Co., 4.875%, 08/01/13	1,200	1,200

		15,142

Pipelines (2.1%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,191	1,222
Colonial Pipeline Co., 6.375%, 08/01/37(c)	1,680	1,485
El Paso Natural Gas, 5.950%, 04/15/17	650	575
Energy Transfer Partners, 7.500%, 07/01/38	1,774	1,674
Rockies Express Pipeline LLC, 6.850%, 07/15/18(c)	1,316	1,263
Southern Natural Gas Co., 5.900%, 04/01/17(b)(c)	445	394
Trans-Canada Pipelines, 6.200%, 10/15/37	1,610	1,383
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18(c)	460	426

		8,422

Retail (1.6%)
J.C. Penney Corp., Inc., 5.750%, 02/15/18	284	239
Tesco PLC, 5.500%, 11/15/17(b)(c)	2,060	1,844
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,505	4,227

		6,310

Software (0.6%)
Intuit, Inc., 5.750%, 03/15/17	373	330
Oracle Corp., 5.750%, 04/15/18	2,178	2,022

		2,352

Telecommunication Services (3.1%)
AT&T, Inc., 4.950%, 01/15/13	1,738	1,665
AT&T, Inc., 5.100%, 09/15/14	1,548	1,448
AT&T, Inc., 6.450%, 06/15/34	947	813
Cisco Systems, Inc., 5.500%, 02/22/16	1,913	1,838
Comcast Corp., 6.450%, 03/15/37	856	690
Rogers Wireless, Inc., 7.500%, 03/15/15	890	905
Verizon Communications, Inc., 5.250%, 04/15/13	1,266	1,220
Verizon Communications, Inc., 5.550%, 02/15/16	1,337	1,232
Vodafone Group PLC, 5.500%, 06/15/11	2,464	2,441
Wal-Mart Stores, Inc., 5.250%, 09/01/35	492	393

		12,645

Total Corporate Bonds		147,854

U.S. Government Agency (0.2%)
Freddie Mac (0.2%)
4.050%, 11/17/09	700	707

Total U.S. Government Agency		707

U.S. Government Agency Mortgages (17.6%)
Fannie Mae (6.2%)
5.000%, 10/14/38	25,809	25,147

Ginnie Mae (11.4%)
7.000%, 04/15/13	117	123
7.000%, 08/15/14	84	89
7.000%, 05/15/31	52	54
6.000%, 01/15/38	3,827	3,890
6.000%, 04/15/38	16,162	16,412

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Ginnie Mae—continued

6.000%, 09/15/38	16,162	16,425
6.000%, 09/15/38	8,555	8,695

		45,688

Total U.S. Government Agency Mortgages		70,835

U.S. Treasury Obligations (29.3%)
U.S. Treasury Bonds (4.9%)
4.375%, 02/15/38(b)	19,533	19,781

U.S. Treasury Notes (24.4%)
3.125%, 10/15/08	1,000	1,001
4.375%, 12/15/10(b)	40,849	42,933
4.875%, 04/30/11(b)	7,247	7,756
3.625%, 12/31/12	3,579	3,703
2.500%, 03/31/13(b)	523	515
3.375%, 06/30/13(b)	15,645	15,959
3.875%, 05/15/18(b)	25,906	26,076

		97,943

Total U.S. Treasury Obligations		117,724

Municipal Bonds (5.5%)
Austin Texas Water & Wastewater System, RB, 5.250%, 05/15/22, Prerefunded 05/15/11 @ 100, FSA	1,015	1,082
California State Department Water Resource Power Supply, Ser A, RB, 5.500%, 05/01/16, Prerefunded 05/01/12 @ 101, AMBAC	580	633
California State Department Water Resource Power Supply, Ser A, RB, 5.250%, 05/01/20, Prerefunded 05/01/12 @ 101, MBIA-IBC	1,540	1,668
Chicago Illinois Board of Education, Ser C, GO, 5.000%, 12/01/31, Prerefunded 12/01/11 @ 100, FSA	730	771
Cincinnati Ohio City School District, Classroom Facilities Construction & Improvement, GO, 5.000%, 12/01/31, Prerefunded 12/01/13 @ 100, FSA	1,385	1,483
Clark County Washington School District No. 37, Vancouver, Ser B, GO, 5.750%, 12/01/15, Prerefunded 12/01/11 @ 100, SBG	770	833
Greenville County South Carolina School District Installment Purchase, Building Equity Sooner for Tomorrow, RB, 5.500%, 12/01/28, Prerefunded 12/01/12 @ 101	1,965	2,171
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Ser A, RB, 5.250%, 07/01/33, Prerefunded 07/01/12 @ 100, MBIA	2,005	2,146
Lincoln Nebraska Electricity System, RB, 5.250%, 09/01/17, Prerefunded 09/01/11 @ 100	1,180	1,253
Los Angeles California Unified School District, Ser D, GO, 5.500%, 07/01/21, Prerefunded 07/01/10 @ 100, FGIC	1,730	1,784
Metropolitan Transportation Authority, Ser B, RB, 5.250%, 11/15/32, Prerefunded 11/15/13 @ 100	1,440	1,565
North Carolina State, Public Improvement, Ser A, GO, 5.000%, 03/01/18, Prerefunded 03/01/11 @ 102	1,295	1,392
Pennsylvania State Turnpike Commission, Registration Fee, RB, 5.125%, 07/15/23, Prerefunded 07/15/11 @ 101, AMBAC	1,115	1,189
San Antonio Independent School District Building, Ser A, GO, 5.000%, 08/15/31, Prerefunded 08/15/11 @ 100, PSF-GTD	1,800	1,899

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds—continued

Tacoma Washington Electric Systems, Ser A, RB, 5.750%, 01/01/18, Prerefunded 01/01/11 @ 101, FSA	680	728
University of Texas Permanent University Fund, Ser B, RB, 4.750%, 07/01/30, Prerefunded 07/01/14 @ 100	1,370	1,450

Total Municipal Bonds		22,047

Short-Term Investment (26.3%)
Credit Suisse Enhanced
Liquidity Fund(d)	105,845,536	105,846

Total Short-Term Investment		105,846

Money Market Fund (10.7%)
RidgeWorth Institutional Cash Management Money Market Fund(e)	42,901,189	42,901

Total Money Market Fund		42,901

Total Investments (Cost $548,030)(f) — 133.5%		536,622
Liabilities in excess of other assets — (33.5)%		(134,524)

Net Assets — 100.0%		$402,098

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $103,871.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.7% of net assets as of September 30, 2008.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FSA	— Security guaranteed by Financial Security Assurance

GO	— General Obligation

MBIA	— Security guaranteed by Municipal Bond Insurance Association

MBIA-IBC	— Security guaranteed by Municipal Bond Insurance Association — Insured Bond Certificates

MTN	— Medium Term Note

PSF-GTD	— Permanent School Fund Guarantee Program

RB	— Revenue Bond

SBG	— School Board Guaranty

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Bond Fund — continued

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)

Brunswick Corp.	Merrill Lynch	(740)	1.15	03/20/17	105
Brunswick Corp.	Credit Suisse First Boston	(360)	3.95	12/20/13	(1)
Capital One Financial Corp.	Citibank N.A.	(665)	3.10	09/20/13	10
Capital One Financial Corp.	Citibank N.A.	(435)	1.65	06/20/13	31
Centex Corp.	Credit Suisse First Boston	(740)	2.65	09/20/17	48
Centex Corp.	Merrill Lynch	(360)	5.05	09/20/13	(9)
FedEx Corp.	Credit Suisse First Boston	(1,100)	1.07	09/20/13	(5)
Gannett Co., Inc.	Credit Suisse First Boston	(360)	3.15	09/20/13	12
Gannett Co., Inc.	Citibank N.A.	(740)	0.81	06/20/17	119
Marriott International, Inc.	Credit Suisse First Boston	(1,100)	2.62	09/20/13	(5)
Masco Corp.	Merrill Lynch	(780)	2.20	06/20/13	16
Masco Corp.	Merrill Lynch	(320)	3.25	09/20/13	(7)
Republic of Brazil	Barclays Bank PLC	1,875	1.67	10/20/13	(5)
Simon Property Group, Inc.	Credit Suisse First Boston	(1,100)	1.64	09/20/13	—
Toll Brothers, Inc.	Merrill Lynch	(780)	2.65	06/20/13	(8)
Toll Brothers, Inc.	Merrill Lynch	(320)	2.95	09/20/13	(8)
Turkey	Barclays Bank PLC	(485)	2.88	10/20/13	(2)

					291

Interest Rate Swaps

		Notional	(Pay)/Receive	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Floating Rate	Rate(%)	Date	Value($)

Fixed DI 1/2/12	Citibank N.A.	672	Receive	14.17	01/2/12	—
Fixed 130X1 TIIE	Barclays Bank PLC	596	Receive	9.06	09/10/18	8
Fixed 1-Year FWD	UBS AG	2,054	Receive	6.71	08/12/10	8
Fixed 2-Year New Zealand Bill	UBS AG	1,070	Receive	7.24	08/13/10	5
Fixed 2-Year New Zealand Bill	UBS AG	1,044	Receive	7.27	09/4/10	7
Fixed 2-Year PLN	Barclays Bank PLC	1,054	Receive	6.04	10/1/10	—
Fixed 2-Year Sweden	Barclays Bank PLC	1,039	Receive	5.07	09/5/10	7
Fixed 2-Year Sweden	Barclays Bank PLC	26,314	Receive	5.07	09/8/10	173
Fixed 2-Year Sweden	UBS AG	27,733	Receive	4.96	09/15/10	113
Fixed 2-Year Sweden	UBS AG	1,016	Receive	5.09	09/2/10	7
Fixed 2-Year UK	Barclays Bank PLC	1,493	Receive	5.16	09/15/10	(1)
Fixed 26X1 TIIE	Citibank N.A.	26,878	Receive	8.92	08/13/10	209
Fixed 5-Year CLP	Citibank N.A.	460	Receive	7.74	08/19/13	10
Fixed 5 Year CLP	Citibank N.A.	470	Receive	7.85	09/9/13	12
Fixed 5-Year Euro	Barclays Bank PLC	445	Receive	4.58	08/28/13	(2)
Fixed 10-Year Norway	UBS AG	252	Receive	5.66	08/15/18	6
Fixed 10-Year Israel	Citibank N.A.	282	Receive	5.78	08/20/18	(2)

						560

At September 30, 2008, liquid assets totaling $35,229, in thousands, have been designated as collateral for open swap agreements.

See Notes to Financial Statements.

At September 30, 2008, the Fund’s foreign currency contracts were as follows:

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	10/28/08	459	415	361	54
Brazilian Real	10/08/08	400	244	210	34
Brazilian Real	12/15/08	308	165	160	5
Brazilian Real	12/23/08	768	412	398	14
Brazilian Real	12/26/08	762	405	394	11
British Pound	10/22/08	124	245	220	25
British Pound	10/27/08	123	245	220	25
British Pound	11/04/08	83	165	149	16
Chilean Peso	10/08/08	83,120	162	151	11
Chilean Peso	12/02/08	210,337	401	380	21
Colombian Peso	11/20/08	305,600	160	139	21
Colombian Peso	12/10/08	340,725	165	154	11
Colombian Peso	12/10/08	167,600	80	76	4
Czech Republic Koruna	12/12/08	2,909	165	168	(3)
Euro	11/04/08	158	245	223	22
Euro	12/09/08	117	165	164	1
Euro	12/24/08	279	411	394	17
Indian Rupee	10/08/08	10,558	249	225	24
Japanese Yen	11/04/08	26,360	245	249	(4)
Malaysian Ringgit	10/06/08	1,334	404	388	16
Malaysian Ringgit	10/20/08	636	198	186	12
Malaysian Ringgit	10/20/08	636	196	185	11
Mexican Nuevo Peso	10/27/08	2,499	249	228	21
Norwegian Krone	10/15/08	2,241	412	381	31
Norwegian Krone	11/28/88	4,394	788	745	43
Phillipine Peso	11/06/08	11,033	249	235	14
Polish Zloty	12/12/08	404	165	168	(3)
Singapore Dollar	10/21/08	268	197	187	10
Singapore Dollar	10/21/08	269	196	187	9
Swedish Krona	11/28/08	2,608	405	377	28
Swedish Krona	12/11/08	1,118	165	162	3
Turkish Lira	11/07/08	301	246	235	11
Turkish Lira	11/12/08	109	80	85	(5)
Turkish Lira	11/12/08	107	80	83	(3)
Turkish Lira	11/12/08	107	80	83	(3)
Turkish Lira	11/12/08	211	160	164	(4)
Turkish Lira	12/12/08	211	165	162	3
Turkish Lira	12/19/08	106	80	81	(1)
Turkish Lira	12/19/08	211	160	162	(2)
Turkish Lira	12/19/08	104	80	80	—
Turkish Lira	12/26/08	1,048	800	802	(2)

Total Short Contracts			$10,299	$9,801	$498

Long:
Australian Dollar	10/08/08	459	414	361	(53)
Brazilian Real	10/08/08	400	250	209	(41)
Brazilian Real	12/15/08	308	169	159	(10)
Brazilian Real	12/23/08	768	410	398	(12)
Brazilian Real	12/26/08	762	405	394	(11)
British Pound	10/22/08	124	245	220	(25)
British Pound	10/27/08	123	243	220	(23)
British Pound	11/04/08	83	162	149	(13)
Chilean Peso	10/08/08	83,120	160	151	(9)
Chilean Peso	12/02/08	210,337	405	380	(25)
Colombian Peso	11/20/08	305,600	151	138	(13)
Colombian Peso	12/10/08	508,325	246	231	(15)
Czech Republic Koruna	12/12/08	2,909	169	168	(1)
Euro	11/04/08	158	243	223	(20)
Euro	12/09/08	117	164	165	1
Euro	12/24/08	279	410	394	(16)
Indian Rupee	10/08/08	10,558	250	225	(25)
Japanese Yen	11/04/08	26,360	245	249	4
Malaysian Ringgit	10/06/08	1,334	410	388	(22)
Malaysian Ringgit	10/20/08	1,273	405	370	(35)
Mexican Nuevo Peso	10/27/08	2,499	245	228	(17)
Norwegian Krone	10/15/08	2,241	415	380	(35)
Norwegian Krone	11/28/08	2,196	405	373	(32)
Norwegian Krone	11/28/08	2,198	405	373	(32)
Phillipine Peso	11/05/08	11,033	250	235	(15)
Polish Zloty	12/12/08	404	169	168	(1)
Singapore Dollar	10/21/08	537	400	374	(26)
Swedish Krona	11/28/08	2,608	396	377	(19)
Swedish Krona	12/11/08	1,118	166	162	(4)
Turkish Lira	11/07/08	301	250	235	(15)
Turkish Lira	11/12/08	216	163	168	5
Turkish Lira	11/12/08	318	239	247	8
Turkish Lira	12/12/08	211	164	162	(2)
Turkish Lira	12/19/08	421	325	324	(1)
Turkish Lira	12/26/08	1,048	805	802	(3)

Total Long Contracts			$10,353	$9,800	$(553)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (93.8%)
Alabama (2.8%)
Alabama Public School & College Authority, Capital Improvements, Ser C, RB, 5.750%, 07/01/17, Callable 07/01/09 @ 101.50	3,950	4,083
Alabama Water Pollution Control Authority, RB, 5.750%, 08/15/12, Callable 08/15/09 @ 100, AMBAC	5,205	5,308
Auburn University, Ser A, RB, 6.000%, 06/01/16, Callable 06/01/11 @ 100, MBIA	4,060	4,274
Huntsville, Ser A, GO, 5.625%, 05/01/16, Callable 05/01/12 @ 102	2,375	2,542
Huntsville, Ser A, GO, 5.750%, 05/01/19, Callable 05/01/12 @ 102	2,800	2,976

		19,183

Alaska (0.5%)
Anchorage, Ser B, GO, 5.000%, 12/01/18, Callable 06/01/15 @ 100, MBIA	3,140	3,228

Arizona (2.1%)
Arizona Water Infrastructure Finance Authority, Water Quality, Ser A, RB, 5.625%, 10/01/12, Callable 10/01/09 @ 101	3,280	3,385
Salt River Project Agricultural Improvement & Power District Electric System, Ser A, RB, 5.000%, 01/01/10	3,970	4,092
Salt River Project Agricultural Improvement & Power District Electric System, Ser A, RB, 5.000%, 01/01/20, Callable 01/01/18 @ 100	2,000	2,035
Salt River Project Agricultural Improvement & Power District Electric System, Ser A, RB, 5.000%, 01/01/38, Callable 01/01/18 @ 100	5,000	4,693

		14,205

California (8.0%)
California Health Facilities Financing Authority, Catholic Healthcare West, Ser G, RB, 5.500%, 07/01/25, Callable 07/01/18 @ 100	2,250	2,112
California State Department of Water Resources, Central Valley Project, Ser AE, RB, 5.000%, 12/01/22, Callable 06/01/18 @ 100	8,000	7,992
California State, GO, 5.500%, 11/01/33, Callable 11/01/13 @ 100	19,000	18,770
Fresno Unified School District, Ser A, GO, 6.550%, 08/01/20, Callable 02/01/13 @ 103, MBIA	1,000	1,112
Golden State Tobacco Securitization Corp., Tobacco Settlement, Ser 2003-A-1, RB, 6.750%, 06/01/39, Prerefunded 06/01/13 @ 100	2,420	2,707
Golden State Tobacco Securitization Corp., Tobacco Settlement, Ser B, RB, 5.500%, 06/01/43, Prerefunded 06/01/13 @ 100	5,000	5,329
Los Angeles Community College District, Ser E-1, GO, 5.000%, 08/01/22, Callable 08/01/18 @ 100	8,150	8,057
Los Angeles Community College District, Ser F-1, GO, 5.000%, 08/01/27, Callable 08/01/18 @ 100	700	673
Orange County, Loma Ridge/Data Center Project, COP, 6.000%, 06/01/21, Prerefunded 06/01/19 @ 100, AMBAC	1,075	1,190
Port of Oakland, Ser K, RB, AMT, 5.750%, 11/01/22, Callable 05/01/10 @ 100, FGIC	8,160	7,544

		55,486

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Colorado (1.1%)
Denver City & County Airport, Ser A, RB, AMT, 5.500%, 11/15/14, Callable 11/15/11 @ 100, FGIC FSA-CR	5,000	5,050
Douglas County School District No. RE1, Douglas & Ebert Counties, GO, 5.750%, 12/15/20, Callable 12/15/14 @ 100, FGIC MBIA-RE	2,540	2,668

		7,718

District of Columbia (0.1%)
District of Columbia, Ser E, GO, 5.000%, 06/01/26, Callable 06/01/18 @ 100, BHAC	885	842

Florida (11.8%)
Brevard County School Board, COP, 5.500%, 07/01/17, Prerefunded 07/01/12 @ 100, AMBAC	1,360	1,467
Brevard County School Board, COP, 5.500%, 07/01/18, Prerefunded 07/01/12 @ 100, AMBAC	3,015	3,253
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Callable 03/01/12 @ 100, FGIC MBIA-RE	1,000	1,043
Brevard County Utility Authority, RB, 5.250%, 03/01/14, Callable 03/01/12 @ 100, FGIC MBIA-RE	1,000	1,038
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950	1,194
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.250%, 06/01/11, Callable 06/01/09 @ 100	1,000	1,012
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/12 @ 101, FGIC MBIA-RE	2,130	2,207
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.375%, 06/01/15, Callable 06/01/12 @ 100	1,535	1,611
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.625%, 06/01/15, Callable 06/01/10 @ 101	1,235	1,289
Florida State Board of Education, Lottery, Ser A, RB, 5.375%, 07/01/15, Callable 07/01/12 @ 101, FGIC	3,500	3,666
Florida State Department of Transportation, GO, 5.000%, 07/01/18, Callable 07/01/12 @ 101	8,840	9,023
Florida State Division of Bond Finance, Department of Environmental Protection & Preservation, Ser 2000-A, RB, 5.375%, 07/01/11, Callable 07/01/09 @ 101, FGIC	2,130	2,182
Florida State Municipal Power Agency, All Requirements Power Supply Project, Ser A, RB, 5.250%, 10/01/19	3,000	3,074
Florida State Municipal Power Agency, All Requirements Power Supply Project, Ser A, RB, 5.250%, 10/01/23, Callable 10/01/18 @ 100	22,610	22,083
Florida State Municipal Power Agency, All Requirements Power Supply Project, Ser A, RB, 4.750%, 10/01/26, Callable 10/01/18 @ 100, FSA-CR	11,065	9,914
Jacksonville Sales Tax, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	1,435	1,500
Jacksonville Sales Tax, RB, 5.500%, 10/01/14, Callable 10/01/11 @ 100, AMBAC	1,200	1,251

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Florida—continued

Jacksonville Sales Tax, RB, 5.500%, 10/01/15, Callable 10/01/11 @ 100, AMBAC	1,550	1,615
Lee County Memorial Health Systems Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, FSA	1,000	1,057
Lee County Transportation Facility Authority, Ser A, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	2,000	2,090
Orlando Utilities Commission, RB, 5.250%, 10/01/19, Callable 10/01/11 @ 101	2,500	2,554
Palm Beach County School Board, Ser B, COP, 5.000%, 08/01/25, Mandatory Put 08/01/11 @ 100, FGIC	3,000	3,061
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, FSA	2,000	2,116
Polk County Utility Systems Authority, RB, 6.000%, 10/01/08, FGIC, ETM	510	510
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14, Callable 10/01/11 @ 101, AMBAC	1,640	1,715

		81,525

Georgia (3.0%)
Atlanta Airport, Ser C, RB, AMT, 6.250%, 01/01/13, Callable 01/01/10 @ 101, FGIC	8,170	8,353
Georgia State, Ser B, GO, 5.000%, 07/01/17, Callable 07/01/15 @ 100	2,000	2,098
Georgia State, Ser B, GO, 5.000%, 03/01/20, Callable 03/01/16 @ 100	5,630	5,754
Gwinnett County School District, GO, 5.000%, 02/01/26, Callable 02/01/18 @ 100	5,000	4,931

		21,136

Illinois (10.6%)
Chicago Transit Authority, Capital Grant Receipts, Ser A, RB, 5.250%, 06/01/23, Callable 06/01/18 @ 100, Assured Guaranty	5,000	4,924
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, Callable 10/15/18 @ 100, Assured Guaranty	4,500	4,708
Illinois State Sales Tax, Ser X, RB, 5.500%, 06/15/13, Callable 11/10/08 @ 100.50	3,390	3,413
Illinois State Toll Highway Authority, RB, 5.000%, 01/01/19, Callable 07/01/15 @ 100, FSA	6,400	6,480
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, FSA	7,460	7,614
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/23, Callable 07/01/15 @ 100, FSA	11,500	11,202
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/20, Callable 07/01/16 @ 100, FSA	2,500	2,495
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/24, Callable 07/01/16 @ 100, FSA	24,665	23,771
Illinois State, First Ser, GO, 5.375%, 12/01/15, Callable 12/01/12 @ 100, FSA	8,600	9,000

		73,607

Kansas (0.8%)
Lenexa, Refunding & Improvements, Ser A, GO, 5.000%, 09/01/09, FSA	5,115	5,245

Maryland (4.5%)
Maryland State & Local Facilities, Second Ser, GO, 5.000%, 07/15/09, Callable 11/10/08 @ 101	8,055	8,154

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Maryland—continued

Maryland State & Local Facilities, Second Ser, GO, 5.000%, 08/01/18, Callable 08/01/13 @ 100	7,005	7,183
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Callable 05/01/14 @ 100	4,500	4,598
Maryland State, Capital Improvement, Ser A, GO, 5.000%, 02/15/18, Callable 02/15/15 @ 100	10,625	10,976

		30,911

Massachusetts (0.8%)
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 09/01/18, Callable 09/01/15 @ 100	5,310	5,472

Michigan (1.9%)
Detroit Sewer Disposal System, Senior Lien, Ser C, RB, 5.000%, 07/01/18, Callable 07/01/16 @ 100, FGIC AGC-ICC	2,500	2,505
Kent Hospital Finance Authority, Spectrum Health, Ser A, RB, 5.000%, 01/15/47, Mandatory Put 01/15/12 @ 100	3,000	3,035
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300	3,426
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/26, Callable 10/01/14 @ 100	4,100	3,977

		12,943

Missouri (2.3%)
Missouri State Highways & Transit Commission State Road, RB, 5.000%, 02/01/19	15,625	16,234

Nevada (1.2%)
Nevada State, Capital Improvement & Cultural Affairs, Ser C, GO, 5.000%, 06/01/23, Callable 06/01/18 @ 100	8,770	8,521

New Jersey (4.6%)
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/18, Callable 11/01/15 @ 100, FSA	8,000	8,635
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @100, FSA	10,000	10,633
New Jersey Economic Development Authority, School Facility Construction, Ser T-3, RB, 5.000%, 09/01/20, Mandatory Put 09/01/14 @ 100, FSA	5,000	5,259
New Jersey Sports & Exposition Authority, Ser B, RB, 5.000%, 09/01/16	7,000	7,227

		31,754

New York (10.6%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC MBIA-RE	1,075	1,124
New York City Municipal Water Finance Authority, Water & Sewer System, Ser CC, RB, 5.000%, 06/15/29, Callable 06/15/18 @ 100	5,000	4,734
New York City Transitional Finance Authority, Building Aid, Ser S-1, RB, 5.000%, 01/15/26, Callable 01/15/18 @ 100, State Aid Withholding	4,000	3,787
New York State Dormitory Authority, State Personal Income Tax, Ser A, RB, 5.000%, 03/15/20, Callable 03/15/18 @ 100	5,570	5,618

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
New York—continued

New York State Thruway Authority, Highway & Bridge Trust Fund, Ser B, RB, 5.000%, 04/01/20, Callable 10/01/17 @ 100	10,645	10,729
Port Authority of New York & New Jersey, RB, 5.000%, 07/15/23, Callable 07/15/18 @ 100, GO of Authority	10,000	9,754
Tobacco Settlement Financing Corp., Ser A1, RB, 5.250%, 06/01/13, Callable 10/27/08 @ 100	4,445	4,449
Tobacco Settlement Financing Corp., Ser A1, RB, 5.500%, 06/01/14, Callable 06/01/09 @ 100	3,750	3,778
Tobacco Settlement Financing Corp., Ser B-1C, RB, 5.250%, 06/01/12, Callable 10/27/08 @ 100	1,995	1,997
Triborough Bridge & Tunnel Authority, Ser B, RB, 5.250%, 11/15/16, Callable 11/15/12 @ 100	7,000	7,258
Triborough Bridge & Tunnel Authority, Ser B, RB, 5.250%, 11/15/17, Callable 11/15/12 @ 100	11,000	11,240
Triborough Bridge & Tunnel Authority, Ser C, RB, 5.000%, 11/15/20, Callable 11/15/18 @ 100	3,780	3,793
Triborough Bridge & Tunnel Authority, Ser C, RB, 5.000%, 11/15/21, Callable 11/15/18 @ 100	5,000	4,954

		73,215

North Carolina (0.5%)
North Carolina State, GO, 5.000%, 05/01/16, Callable 05/01/13 @ 100	3,500	3,634

Ohio (2.7%)
Ohio State Higher Educational Facility Commission, Cleveland Clinic Foundation, Ser A, RB, 5.125%, 01/01/27, Callable 01/01/18 @ 100	13,865	12,658
Ohio State, Common Schools, Ser A, GO, 5.000%, 09/15/17, Callable 03/15/15 @ 100	5,600	5,767

		18,425

Pennsylvania (3.5%)
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Ser B, RB, 5.000%, 06/15/18	7,935	7,710
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Ser B, RB, 5.000%, 06/15/18, Callable 06/15/14 @ 100	5,000	4,858
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, FSA	8,790	10,138
Pennsylvania State Turnpike Commission, Subser B-1, RB, 5.625%, 06/01/29, Callable 06/01/18 @ 100	1,450	1,425

		24,131

Puerto Rico (2.1%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	5,000	5,034
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/17, Callable 07/01/13 @ 100, FGIC	5,260	5,196
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/14, Callable 08/01/12 @ 100, FSA	4,000	4,112

		14,342

South Carolina (0.3%)
South Carolina State Public Service Authority, Ser A, RB, 5.000%, 01/01/17, Callable 01/01/14 @ 100, FSA	2,300	2,338

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Texas (12.0%)
Bexar County Hospital District, GO, 5.000%, 02/15/25, Callable 02/15/18 @ 100	5,000	4,717
Bexar County Hospital District, GO, 5.000%, 02/15/38, Callable 02/15/18 @ 100	10,000	9,020
Dallas, GO, 5.000%, 02/15/17, Callable 02/15/15 @ 100	5,700	5,906
Dallas, GO, 5.000%, 02/15/18, Callable 02/15/15 @ 100	7,175	7,315
Dallas, GO, 5.000%, 02/15/18, Callable 02/15/09 @ 100	5,000	5,009
Garland Texas, Ser A, GO, 5.000%, 02/15/22, Callable 02/15/18 @ 100	4,265	4,159
Harris County, Ser B, GO, 5.000%, 10/01/16	3,150	3,325
Harris County, Ser B, GO, 5.000%, 10/01/18	5,540	5,736
Irving Waterworks & Sewer, RB, 5.950%, 06/15/19, Mandatory Put 06/15/09 @ 100.50	1,460	1,505
Lower Colorado River Authority, Ser A, RB, 5.875%, 05/15/15, Callable 05/15/09 @ 101, FSA	5,500	5,625
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, MBIA	2,690	2,770
North Texas Tollway Authority, Ser A, RB, 6.000%, 01/01/23, Callable 01/01/18 @ 100	5,000	4,966
North Texas Tollway Authority, Ser H, RB, 5.000%, 01/01/42, Mandatory Put 01/01/13 @100	10,000	9,875
Texas State University Systems Financing, RB, 5.000%, 03/15/18, Callable 03/15/15 @ 100, FSA	5,035	5,112
Travis County Health Facilities Development Corp., Ascension Health Credit, Ser A, RB, 6.250%, 11/15/17, Prerefunded 11/15/09 @ 101, MBIA	7,390	7,771

		82,811

Virginia (1.5%)
Richmond, Ser B, GO, 5.250%, 07/15/16, Callable 07/15/13 @ 100, FSA	6,040	6,303
Virginia State Housing Development Authority Commonwealth Mortgage, Ser B, RB, AMT, 4.850%, 01/01/36, Callable 07/01/16 @ 100	5,000	3,913

		10,216

Washington (2.3%)
Energy Northwest Electric, Ser B, RB, 6.000%, 07/01/17, Callable 07/01/12 @ 100, MBIA	2,450	2,603
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, FGIC MBIA-RE	5,200	5,354
Washington State, Ser A, GO, 5.000%, 07/01/23, Callable 07/01/18 @ 100	8,250	8,106

		16,063

West Virginia (2.2%)
West Virginia School Building Authority, Excess Lottery, RB, 5.250%, 07/01/20, Callable 07/01/18 @ 100	5,000	5,093
West Virginia School Building Authority, Excess Lottery, RB, 5.250%, 07/01/21, Callable 07/01/18 @ 100	5,520	5,549
West Virginia School Building Authority, Excess Lottery, RB, 5.250%, 07/01/22, Callable 07/01/18 @ 100	4,810	4,782

		15,424

Total Municipal Bonds		648,609

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Investment Grade Tax-Exempt Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (7.3%)
Federated Tax-Free Obligations Fund	34,350,003	34,350
SEI Tax Exempt Trust, Institutional Tax Free Fund	16,496,273	16,496

Total Money Market Fund		50,846

Total Investments (Cost $725,425) (a) — 101.1%		699,455
Liabilities in excess of other assets — (1.1)%		(7,938)

Net Assets — 100.0%		$691,517

(a)	Represents cost for financial reporting purposes.

AGC-ICC	— Security guaranteed by Insured Custody Certificates. Secondarily guaranteed by Assured Guaranty Corporation

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

BHAC	— Security guaranteed by Berkshire Hathaway Assurance Corporation

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FSA	— Security guaranteed by Financial Security Assurance

FSA-CR	— Security has been secondarily guaranteed by FSA

GO	— General Obligation

MBIA	— Security guaranteed by Municipal Bond Insurance Association

MBIA-RE	— Reinsurance provided by MBIA

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Limited Duration Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (44.1%)
Automobile ABS (13.1%)
Capital Auto Receivables Asset Trust, Ser 2007-SN1, CL A4, 2.588%, 02/15/11(a)	2,000	1,945
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A2B, 2.508%, 12/15/09(a)	244	244
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A4B, 2.528%, 02/15/12(a)	100	95
Ford Credit Auto Owner Trust, Ser 2007-B, Cl A3B, 2.828%, 11/15/11(a)	500	478
Harley-Davidson Motorcycle Trust, Ser 2007-3, Cl A3, 2.838%, 06/15/12(a)	800	788
Honda Auto Receivables Owner Trust, Ser 2007-3, Cl A4, 2.738%, 12/16/13(a)	1,500	1,436
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A2A, 5.110%, 01/15/10	531	532

		5,518

Credit Card ABS (10.1%)
American Express Issuance Trust, Ser 2007-2, Cl A, 2.738%, 07/15/13(a)	2,000	1,884
Capital One Multi-Asset Execution Trust, Ser 2004-A8, Cl A8, 2.618%, 08/15/14(a)	275	262
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A, 2.568%, 09/15/15(a)	1,500	1,398
Citibank Credit Card Issuance Trust, Ser 2003-A9, Cl A, 2.890%, 11/22/10(a)	725	723

		4,267

Diversified Financial Services (17.5%)
College Loan Corporation Trust, Ser 2003-2, Cl A3, 3.000%, 07/25/13(a)	1,164	1,161
Collegiate Funding Services Education Loan Trust, Ser 2005-A, Cl A2, 3.852%, 12/28/21(a)	1,495	1,456
Nelnet Student Loan Trust, Ser 2005-3, Cl A, 3.254%, 06/22/17(a)	1,857	1,827
Pennsylvania Higher Education Assistance, Ser 2005-1, Cl A1, 2.830%, 07/25/16(a)	1,001	1,002
SLC Student Loan Trust, Ser 2006-1, Cl A3, 2.849%, 09/15/17(a)	2,000	1,935

		7,381

Home Equity ABS (1.8%)
Accredited Mortgage Loan Trust, Ser 2005-4, Cl A2B, 3.357%, 12/25/35(a)	28	28
Guarantor Trust, Ser 2002-T10, Cl A1, 3.447%, 06/25/32(a)	670	617
Residential Asset Securities Corp., Ser 2005-AHL3, Cl A2, 3.447%, 11/25/35(a)	122	114

		759

Utilities (1.6%)
Connecticut RRB Special Purpose Trust, Ser 2001-1, Cl A4, 3.111%, 12/30/10(a)	661	659

Total Asset-Backed Securities		18,584

Collateralized Mortgage Obligations (9.5%)
CS First Boston Mortgage Securities Corp., Ser 1998-C2, Cl A2, 6.300%, 11/15/30(a)	16	16
Fannie Mae, Ser 2003-121, Cl FC, 3.607%, 02/25/28(a)	330	327
Freddie Mac, Ser 1635, Cl F, 2.950%, 12/15/08(a)	17	17
Freddie Mac, Ser 2630, Cl FJ, 2.838%, 06/15/18(a)	672	666
Freddie Mac, Ser 2885, Cl PB, 4.500%, 08/15/14	2,071	2,071
Impac CMB Trust, Ser 2004-7, Cl 1A1, 3.947%, 11/25/34(a)	646	515
Superannuation Members Home Loans Global Fund, Ser 4A, Cl A, 3.011%, 10/09/29(a)	421	416

Total Collateralized Mortgage Obligations		4,028

See Notes to Financial Statements.

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (51.2%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	21,594,433	21,594

Total Money Market Fund		21,594

Total Investments (Cost $44,837)(c) — 104.8%		44,206
Liabilities in excess of other assets — (4.8)%		(2,032)

Net Assets — 100.0%		$42,174

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Affiliate investment.

(c)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Limited-Term Federal Mortgage Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations (3.0%)
RAAC, Ser 2004-SP2, Cl A1, 5.964%, 01/25/17(a)	1,899	1,912

Total Collateralized Mortgage Obligations		1,912

U.S. Government Agency Mortgages (96.5%)
Fannie Mae (77.7%)
5.500%, 12/01/16	2,029	2,068
4.500%, 10/20/18	4,000	3,892
5.000%, 04/01/23	2,939	2,921
5.500%, 10/25/30	9,376	9,480
6.500%, 12/01/32	2,124	2,195
4.500%, 09/01/33	1,008	953
5.000%, 11/01/33	5,033	4,920
5.283%, 11/01/35(a)	7,151	7,012
6.500%, 10/01/37	4,471	4,589
5.500%, 05/01/38	11,845	11,821

		49,851

Freddie Mac (14.1%)
5.000%, 06/01/38	1,794	1,748
6.000%, 09/01/38	7,188	7,283

		9,031

Ginnie Mae (4.7%)
5.500%, 10/15/35	3,002	3,011

Total U.S. Government Agency Mortgages		61,893

Money Market Fund (6.9%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund(b)	4,437,455	4,437

Total Money Market Fund		4,437

Total Investments (Cost $67,797)(c) — 106.4%		68,242
Liabilities in excess of other assets — (6.4)%		(4,117)

Net Assets — 100.0%		$64,125

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Affiliate investment.

(c)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (95.7%)
Maryland (93.2%)
Anne Arundel County Special Obligation, Arundel Mills Project, RB, 5.125%, 07/01/22, Callable 07/01/14 @ 100, County Guaranteed	1,000	1,001
Baltimore County, Catholic Health Initiatives, Ser A, RB, 5.000%, 09/01/21, Callable 09/01/16 @ 100	550	522
Baltimore County, Pension Funding, GO, 5.125%, 08/01/11, Callable 11/10/08 @ 101	510	516
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22	1,000	972
Baltimore, Ser A, GO, 4.750%, 10/15/16	1,000	1,043
Baltimore, Ser A, GO, 5.000%, 10/15/27, Callable 10/15/18 @ 100, FSA	500	481
Charles County, GO, 5.000%, 03/01/16	1,000	1,065
Frederick County, GO, 5.000%, 12/01/15	1,075	1,154
Frederick County, GO, 5.000%, 12/01/16, Callable 12/01/15 @ 100	1,000	1,059
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	1,000	982
Howard County, GO, 5.000%, 02/15/15	1,000	1,070
Maryland Capital Improvements, Ser A, GO, 5.000%, 02/15/19, Callable 02/15/15 @ 100	1,000	1,025
Maryland Community Development Administration, Department of Housing & Community Development, RB, AMT, 5.000%, 09/01/27, Callable 03/01/17 @ 100	1,000	848
Maryland Department of Transportation, RB, 5.000%, 02/15/22, Callable 02/15/18 @ 100	1,000	999
Maryland Economic Development Corp., Department of Transportation Headquarters, RB, 5.375%, 06/01/19, Callable 06/01/12 @ 100.50	1,000	1,035
Maryland Economic Development Corp., Student Housing, Towson University Project, Ser A, RB, 5.250%, 07/01/37, Callable 07/01/17 @ 100	1,000	792
Maryland Economic Development Corp., University of Maryland College Park Project, RB, 5.750%, 06/01/18, Pre-refunded 06/01/13 @ 100	475	522
Maryland Health & Higher Educational Facilities Authority, Anne Arundel Medical Center, RB, 5.125%, 07/01/28, Callable 07/01/09 @ 100.50, FSA	220	208
Maryland Health & Higher Educational Facilities Authority, Board of Child Care, RB, 5.500%, 07/01/13, Callable 07/01/12 @ 100	500	523
Maryland Health & Higher Educational Facilities Authority, Calvert Health Systems, RB, 5.500%, 07/01/36, Callable 07/01/14 @ 100	1,000	925
Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital, RB, 6.000%, 07/01/18, Callable 07/01/12 @ 100	500	505
Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital, RB, 6.000%, 07/01/21, Callable 07/01/12 @ 100	250	251
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives, Ser A, RB, 6.000%, 12/01/24, Callable 06/01/10 @ 101, ETM	250	260

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Maryland Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Maryland—continued

Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Ser A, RB, 4.000%, 07/01/13	420	401
Maryland Health & Higher Educational Facilities Authority, Goucher College, RB, 5.375%, 07/01/25, Callable 07/01/14 @ 100	565	542
Maryland Health & Higher Educational Facilities Authority, Hebrew Home of Greater Washington, RB, 5.700%, 01/01/21, Callable 01/01/12 @ 100	480	470
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Hospital, RB, 5.000%, 05/15/46	500	520
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University, Ser A, RB, 5.250%, 07/01/38, Callable 07/01/18 @ 100	1,000	978
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/28, Callable 07/01/17 @ 100, Assured Guaranty	500	472
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Ser A, RB, 5.125%, 07/01/34, Callable 07/01/14 @ 100	1,000	1,063
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, RB, 5.000%, 07/01/20, Callable 07/01/16 @ 100	700	671
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, RB, 5.000%, 07/01/26, Callable 07/01/16 @ 100	500	454
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.750%, 07/01/21, Pre-refunded 07/01/11 @ 100	725	773
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Ser A, RB, 5.000%, 07/01/15, MBIA/FHA	1,000	1,021
Maryland State & Local Facilities, Ser 2, GO, 5.000%, 08/01/14, Callable 08/01/13 @ 100	1,000	1,057
Maryland State & Local Facilities, Ser 2, GO, 5.000%, 08/01/16, Callable 08/01/13 @ 100	500	521
Maryland State Transportation Authority Grant & Revenue Anticipation, RB, 5.000%, 03/01/19, Callable 03/01/17 @ 100	1,000	1,030
Maryland State Transportation Authority, RB, 5.000%, 07/01/22, Callable 07/01/17 @ 100, FSA	1,000	996
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23, Callable 07/01/18 @ 100	1,000	990
Maryland Transportation Authority, Baltimore/Washington International Airport, Ser B, RB, AMT, 5.375%, 03/01/15, Callable 03/01/12 @ 101, AMBAC	1,000	992
Montgomery County Economic Development, Trinity Health Care Group, RB, 5.500%, 12/01/16, Callable 12/01/11 @ 100	1,000	1,046
Montgomery County Housing Opportunities Commission, Aston Woods Apartments, Ser A, RB, 4.900%, 05/15/31, Callable 05/15/09 @ 101, FNMA	1,150	1,175

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Maryland Municipal Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Maryland—continued

Montgomery County Housing Opportunities Commission, Ser A, RB, 4.450%, 07/01/17, Callable 01/01/11 @ 100	75	76
Montgomery County Housing Opportunities Commission, Ser A, RB, 6.000%, 07/01/20, Callable 07/01/10 @ 100	1,020	1,033
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	1,000	937
Northeast Waste Disposal Authority Solid Waste Revenue, RB, AMT, 5.500%, 04/01/11	220	225
Talbot County, GO, 5.375%, 03/15/17, Callable 03/15/12 @ 101	1,000	1,038

		36,239

Puerto Rico (2.5%)
Puerto Rico Commonwealth, Ser A, GO, 5.500%, 07/01/19, MBIA	1,000	988

Total Municipal Bonds		37,227

Money Market Fund (3.3%)
Federated Maryland Municipal Cash Trust	1,277,637	1,278

Total Money Market Fund		1,278

Total Investments (Cost $39,827)(a) — 99.0%		38,505
Other assets in excess of liabilities — 1.0%		373

Net Assets — 100.0%		$38,878

(a)	Represents cost for financial reporting purposes.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

ETM	— Escrowed to Maturity

FHA	— Security guaranteed by Federal Housing Administration

FNMA	— Security guaranteed by Federal National Mortgage Association

FSA	— Security guaranteed by Financial Security Assurance

GO	— General Obligation

MBIA	— Security guaranteed by Municipal Bond Insurance Association

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (93.8%)
North Carolina (87.7%)
Appalachian State University, Procurement Services Building, RB, 5.000%, 07/15/30, Callable 07/15/15 @ 100, MBIA	1,250	1,167
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/21, Callable 08/01/18 @ 100	500	495
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35, Callable 08/01/18 @ 100	1,000	936
Charlotte Airport, Ser B, RB, AMT, 6.000%, 07/01/24, Callable 07/01/09 @ 101, MBIA	1,000	954
Charlotte North Carolina, COP, 5.000%, 06/01/33, Callable 06/01/18 @ 100	500	461
Charlotte, Convention Facilities Project, COP, 5.000%, 12/01/25, Callable 12/01/15 @ 100	1,000	951
Charlotte, Convention Facilities Project, Ser A, COP, 5.500%, 08/01/19, Callable 08/01/13 @ 101	1,000	1,033
Dare County, COP, 5.000%, 06/01/23, Callable 12/01/12 @ 100, AMBAC	830	798
Forsyth County North Carolina, COP, 5.100%, 10/01/19, Prerefunded 10/01/11 @ 101	1,575	1,679
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605	1,571
Iredell County Public Facilities Project, COP, 5.250%, 10/01/20, Callable 10/01/13 @ 100, AMBAC	500	501
Johnston Memorial Hospital Authority Mortgage, RB, 5.000%, 10/01/36, Callable 04/01/18 @ 100, FSA/FHA	1,000	908
Lenoir County North Carolina, GO, 5.000%, 02/01/21, Callable 02/01/17 @ 100, FSA	500	503
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Prerefunded 10/01/12 @ 100	3,000	3,220
North Carolina Capital Facilities Finance Agency, Educational Facilities, Brevard College Corp., RB, 5.000%, 10/01/26, Callable 04/01/17 @ 100	1,000	821
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500	501
North Carolina Housing Finance Agency, Homeownership, Ser 27-A, RB, AMT, 5.550%, 07/01/38, Callable 07/01/18 @ 100	500	441
North Carolina Medical Care Commission Health System, RB, 5.000%, 10/01/25, Callable 10/01/17 @ 100, FSA	1,500	1,412
North Carolina Medical Care Commission, Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290	1,291
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Ser A, RB, 5.250%, 01/01/15	1,000	1,045
North Carolina State Education Assistance Authority, Ser Q-2, RB, AMT, 3.660%, 07/01/36, Guaranteed Student Loans(a)(b)	950	950
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/14, MBIA	2,500	2,644
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/15, MBIA	1,000	1,054
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/16, MBIA	750	785
North Carolina State, GO, 5.000%, 03/01/11	735	773

See Notes to Financial Statements.

	Shares or
	Principal
	Amount($)	Value($)
North Carolina—continued

Onslow County Hospital Authority, Onslow Memorial Hospital Project, RB, 5.125%, 04/01/18, Callable 10/01/16 @ 100, MBIA/FHA	500	501
Raleigh Durham Airport Authority, Ser A, RB, 5.000%, 05/01/30, Callable 05/01/15 @ 100, AMBAC	2,000	1,825
Raleigh North Carolina Combined Enterprise System, RB, 5.000%, 03/01/31, Callable 03/01/14 @ 100	1,000	956
Rockingham County, COP, 4.000%, 04/01/11, Assured Guaranty	985	1,008
Rockingham County, COP, 5.000%, 04/01/18, Callable 04/01/12 @ 101, AMBAC	500	503
Salisbury Enterprise System, RB, 5.000%, 02/01/20, Callable 02/01/12 @ 101, FSA	500	504
University of North Carolina at Chapel Hill, RB, 5.000%, 12/01/31, Callable 12/01/17 @ 100	1,270	1,216
University of North Carolina at Charlotte, Ser B, RB, 5.000%, 04/01/36, Callable 04/01/17 @ 100, FSA	1,000	943
University of North Carolina Systems Pool, Ser A, RB, 5.000%, 04/01/23, Callable 04/01/15 @ 100, AMBAC	1,000	956
Wake County Hospital, RB, 5.125%, 10/01/13, Callable 10/01/13 @ 100, MBIA, ETM	350	376
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,000	1,001
Wilmington North Carolina, Ser A, COP, 5.000%, 06/01/38, Callable 06/01/18 @ 100	2,500	2,261

		38,944

Puerto Rico (6.1%)
Puerto Rico Commonwealth, Public Import, GO, 5.500%, 07/01/19, FSA	835	863
Puerto Rico Highway & Transportation Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA	595	588
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Ser C, RB, 5.500%, 07/01/23, AMBAC	400	381
Puerto Rico Sales Tax Financing Corporation Sales Tax, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,000	888

		2,720

Total Municipal Bonds		41,664

Money Market Funds (3.9%)
Federated Tax-Free Obligations Fund	1,309,887	1,310
SEI Tax Exempt Trust, Institutional Tax Free Fund	413,072	413

Total Money Market Funds		1,723

Total Investments (Cost $45,742)(c) — 97.7%		43,387
Other assets in excess of liabilities — 2.3%		1,001

Net Assets — 100.0%		$44,388

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2008 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)

North Carolina State Education Assistance Authority	12/10/07	950	950	950	2.14

(c)	Represents cost for financial reporting purposes.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

COP	— Certificate of Participation

ETM	— Escrowed to Maturity

FHA	— Security guaranteed by Federal Housing Administration

FSA	— Security guaranteed by Financial Security Assurance

GO	— General Obligation

MBIA	— Security guaranteed by Municipal Bond Insurance Association

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (88.0%)
Advertising (2.3%)
Affinion Group, Inc., 5.345%, 10/01/12(a)(b)	3,245	2,996
Tribune Co., 5.541%, 05/17/09(a)(b)	7,898	7,316
Valassis Communications, Inc., 5.520%, 03/02/14(a)(b)	1,800	1,548
Valassis Communications, Inc., 5.520%, 03/02/14(a)(b)	597	513

		12,373

Aerospace/Defense (0.9%)
AM General Corp., 5.488%, 09/30/12(a)(b)	124	108
AM General Corp., 5.824%, 09/30/12(a)(b)	3,056	2,674
Hawker Beechcraft, Inc., 4.801%, 04/02/14(a)(b)	133	116
Hawker Beechcraft, Inc., 5.762%, 04/02/14(a)(b)	2,270	1,960

		4,858

Auto Parts & Equipment (0.8%)
Baker Tanks, Inc., 5.298%, 05/08/14(a)(b)	3,209	2,760
Centaur LLC, 9.762%, 10/30/12(a)(b)	1,675	1,340

		4,100

Building Materials (0.5%)
Contech Construction Products, Inc., 4.874%, 01/31/13(a)(b)	3,904	2,674
LandSource Communications, 8.250%, 05/31/09(a)(b)	1	—

		2,674

Chemicals (5.7%)
Celanese Holdings LLC, 4.283%, 04/02/14(a)(b)	3,925	3,588
Columbian Chemicals Co., 7.012%, 02/11/13(a)(b)	4,374	3,893
Compass Minerals International, Inc., 4.945%, 12/22/12(a)(b)	2,410	2,302
Hexion Specialty Chemicals, Inc., 5.063%, 05/05/13(a)(b)	2,376	1,782
Hexion Specialty Chemicals, Inc., 6.063%, 05/15/13(a)(b)	516	387
Huntsman International LLC, 5.459%, 08/16/12(a)(b)	3,473	3,053
Ineos Group Holdings PLC, 5.932%, 12/14/12(a)(b)	1,637	1,359
Ineos Group Holdings PLC, 5.950%, 12/14/13(a)(b)	5,597	4,611
Ineos Group Holdings PLC, 6.450%, 12/14/14(a)(b)	914	764
Lucite International Ltd., 5.050%, 07/03/13(a)(b)	256	221
Lucite International Ltd., 5.050%, 07/03/13(a)(b)	724	624
Lyondell Chemical Co., 7.000%, 12/20/14(a)(b)	3,980	2,799
Macdermid Holdings LLC, 5.762%, 04/11/14(a)(b)	2,213	1,948
Rockwood Specialties Group, Inc., 4.299%, 07/30/12(a)(b)	2,985	2,711
Solutia, Inc., 8.500%, 02/28/14(a)(b)	985	897

		30,939

Coal (0.3%)
Alpha Natural Resources, Inc., 5.563%, 10/26/12(a)(b)	1,839	1,779

Commercial Services (6.2%)
Astoria Generating Co. LLC, 4.957%, 08/13/13(a)(b)	1,181	1,080
BNY ConvergEx Group, 6.770%, 10/02/13(a)(b)	2,000	1,780
Catalina Marketing Corp., 6.762%, 10/01/14(a)(b)	1,973	1,782
Dresser, Inc., 8.557%, 05/04/15(a)(b)	1,250	1,172
H3C Holdings Ltd., 6.701%, 09/28/12(a)(b)	2,420	2,105
Live Nation, Inc., 7.020%, 06/21/13(a)(b)	2,481	2,319
Live Nation, Inc., 7.020%, 06/21/13(a)(b)	3,826	3,577
Merrill Corp., 5.979%, 05/15/11(a)(c)	4,388	2,808
Merrill Corp., 10.223%, 10/01/13(a)(c)	2,000	1,390
National Money Mart Co., 6.520%, 10/30/12(a)(b)	1,129	949
National Money Mart Co., 6.520%, 10/30/12(a)(b)	831	698
Quintiles Transnational Corp., 5.770%, 03/21/13(a)(b)	975	877
QVC, Inc., 3.422%, 10/04/11(a)(b)	10,000	9,300

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Commercial Services—continued

R.H. Donnelley, Inc., 6.826%, 06/30/11(a)(b)	2,448	2,134
Sedgwick CMS Holdings, Inc., 6.012%, 01/31/13(a)(b)	1,897	1,746

		33,717

Computers (1.2%)
Dresser, Inc., 5.096%, 05/04/14(a)(b)	2,912	2,628
Kronos, Inc., 6.012%, 06/12/14(a)(b)	983	865
Network Solutions LLC, 6.240%, 03/07/14(a)(b)	2,168	1,691
Reynolds & Reynolds Co., 5.704%, 10/23/12(a)(b)	1,684	1,499

		6,683

Diversified Financial Services (2.1%)
Clarke American Corp., 6.031%, 04/01/14(a)(b)	3,447	2,637
East Valley Tourist Development Authority, 10.311%, 08/06/14(a)(b)(c)	3,000	2,610
Peach Holdings, Inc., 7.504%, 11/21/13(a)(b)	2,760	2,277
RiskMetrics Group, Inc., 5.762%, 01/11/14(a)(b)	2,000	1,870
VNU, Inc., 4.803%, 08/09/13(a)(b)	2,357	2,074

		11,468

Diversified Operations (1.2%)
Aramark Corp., 4.465%, 01/27/14(a)(b)	119	104
Aramark Corp., 5.637%, 01/27/14(a)(b)	1,881	1,638
McJunkin Red Man Corp., 6.954%, 01/31/14(a)(b)	5,500	4,874

		6,616

Electric (2.6%)
Boston Generating LLC, 5.051%, 12/21/13(a)(b)	97	76
Boston Generating LLC, 6.012%, 12/21/13(a)(b)	345	272
Boston Generating LLC, 6.012%, 12/21/13(a)(b)	1,531	1,207
NRG Energy, Inc., 4.301%, 02/01/13(a)(b)	2,463	2,140
NRG Energy, Inc., 5.262%, 02/01/13(a)(b)	4,878	4,266
TXU Energy Co. LLC, 6.222%, 10/10/14(a)(b)	3,077	2,509
TXU Energy Co. LLC, 6.280%, 10/10/14(a)(b)	2,985	2,517
TXU Energy Co. LLC, 6.228%, 10/27/14(a)(b)	1,456	1,224

		14,211

Energy (1.6%)
Covanta Energy Corp., 4.632%, 02/09/14(a)(b)	3,249	2,928
Covanta Energy Group, 5.553%, 02/09/14(a)(b)	1,624	1,464
Longview Power LLC, 5.063%, 02/27/14(a)(b)	333	292
Longview Power LLC, 5.125%, 02/27/14(a)(b)	1,000	877
Longview Power LLC, 5.750%, 02/27/14(a)(b)	1,167	1,023
NE Energy, 7.313%, 10/19/11(a)(b)	1,000	940
NE Energy, 5.750%, 10/19/13(a)(b)	820	777
NE Energy, 6.313%, 10/19/13(a)(b)	106	100
NSG Holdings LLC, 4.320%, 06/15/14(a)(b)	51	46
NSG Holdings LLC, 4.320%, 06/15/14(a)(b)	372	333

		8,780

Entertainment (4.8%)
Cedar Fair LP, 5.705%, 08/30/12(a)(b)	1,925	1,743
Cinemark, Inc., 4.615%, 10/04/13(a)(b)	3,953	3,441
Rainbow National Services, 3.488%, 06/28/13(a)(b)	6,850	6,644
Regal Cinemas, Inc., 5.262%, 02/26/13(a)(b)	4,895	4,268
Venetian Macao Ltd., 6.020%, 05/25/12(a)(b)	3,000	2,728
Venetian Macao Ltd., 6.020%, 05/25/13(a)(b)	3,263	2,968
Venetian Macao Ltd., 6.020%, 05/26/13(a)(b)	2,000	1,819
Warner Music Group, 5.073%, 02/28/11(a)(b)	2,839	2,550

		26,161

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Environmental Control (1.6%)
Allied Waste North America, Inc., 3.860%, 01/15/12(a)(b)	2,348	2,265
Allied Waste North America, Inc., 5.471%, 01/15/12(a)(b)	3,279	3,163
Waste Services, Inc., 4.740%, 04/11/11(a)(b)	3,500	3,430

		8,858

Food (0.4%)
Wm. Wrigley Jr. Co., 0.000%, 08/15/14(a)(b)(d)	2,000	1,961

Forest Products & Paper (1.7%)
Georgia-Pacific Corp., 5.049%, 01/27/11(a)(b)	5,700	5,284
Georgia-Pacific Corp., 4.544%, 12/20/12(a)(b)	3,348	2,920
Verso Paper Holdings LLC, 5.512%, 08/03/13(a)(b)	892	805

		9,009

Health Care (13.2%)
Applera Corp. — Applied Biosystems Group, 0.000%, 09/22/15(a)(b)(d)	500	487
Axcan Intermediate Holdings, 7.262%, 02/18/14(a)(b)	1,950	1,823
Bausch & Lomb, Inc., 5.946%, 04/22/15(a)(b)	1,594	1,483
Bausch & Lomb, Inc., 5.950%, 04/22/15(a)(b)	402	373
Beverly Enterprises, Inc., 6.519%, 04/07/11(a)(b)	2,653	2,387
Capella Healthcare, Inc., 7.204%, 03/02/15(a)(b)	8,955	8,127
Carestream Health, Inc., 5.201%, 04/30/13(a)(b)	1,738	1,495
Carestream Health, Inc., 8.055%, 10/30/13(a)(b)	1,000	625
Community Health Systems, 1.000%, 07/25/14(a)(b)	566	497
Community Health Systems, 5.277%, 07/25/14(a)(b)	11,063	9,712
CRC Health Corp., 6.012%, 02/06/13(a)(b)	2,925	2,428
Harlan Sprague Dawley, Inc., 5.314%, 07/11/14(a)(b)	7,956	7,319
HCA, Inc., 5.762%, 11/17/12(a)(b)	4,647	4,097
HCA, Inc., 6.012%, 11/06/13(a)(b)	8,402	7,440
Health Management Associates, 5.512%, 02/28/14(a)(b)	4,531	3,823
Iasis Healthcare Corp., 5.704%, 03/15/14(a)(b)	476	438
Iasis Healthcare Corp., 5.704%, 03/15/14(a)(b)	127	117
Iasis Healthcare Corp., 5.704%, 03/15/14(a)(b)	1,375	1,266
Invacare Corp., 5.251%, 02/12/13(a)(b)	815	726
LifePoint Hospitals, Inc., 4.435%, 04/15/12(a)(b)	586	527
Mylan, Inc., 7.037%, 10/02/14(a)(b)	2,978	2,780
National Mentor Holdings, Inc., 4.471%, 06/28/13(a)(b)	110	95
National Mentor Holdings, Inc., 5.770%, 06/28/13(a)(b)	1,847	1,593
Royalty Pharma, 6.012%, 04/16/13(a)(b)	3,910	3,700
Sun Healthcare Group, Inc., 4.801%, 04/12/14(a)(b)	322	290
Sun Healthcare Group, Inc., 4.804%, 04/12/14(a)(b)	1,418	1,276
Sun Healthcare Group, Inc., 5.422%, 04/19/14(a)(b)	195	175
Talecris Biotherapeutics, Inc., 6.310%, 12/06/13(a)(b)	2,948	2,852
Vanguard Health Systems, Inc., 5.988%, 09/23/11(a)(b)	3,911	3,510

		71,461

Insurance (0.2%)
Hub International Ltd., 6.262%, 06/12/14(a)(b)	807	701
Hub International Ltd., 6.262%, 06/12/15(a)(b)	181	158

		859

Investment Company (0.3%)
USPF Holdings LLC, 4.239%, 04/11/14(a)(b)	1,851	1,647

Leisure Time (0.2%)
Sabre Holdings Corp., 1.250%, 10/10/14(a)(b)	923	753

Lodging (3.8%)
Cannery Casino Resorts LLC, 5.060%, 05/18/13(a)(b)	2,177	2,052

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Lodging—continued

Cannery Casino Resorts LLC, 5.140%, 05/18/13(a)(b)	1,795	1,692
Fontainebleau Resorts LLC, 2.000%, 06/05/14(a)(c)	1,333	787
Fontainebleau Resorts LLC, 6.065%, 06/05/14(a)(c)	2,667	1,573
Isle of Capri Casinos, 4.551%, 11/25/13(a)(b)	697	573
Isle of Capri Casinos, 5.512%, 11/25/13(a)(b)	1,743	1,433
Isle of Capri Casinos, 5.512%, 11/25/13(a)	525	432
Kerzner International Ltd., 5.818%, 08/31/13(a)(b)	214	159
Kerzner International Ltd., 6.342%, 08/31/13(a)(b)	1,300	962
Kerzner International Ltd., 6.762%, 08/31/13(a)(b)	2,286	1,692
Metro-Goldwyn-Mayer, Inc., 7.012%, 04/08/12(a)(b)	2,942	1,979
Metro-Goldwyn-Mayer, Inc., 7.012%, 04/08/12(a)(b)	3,251	2,186
MGM Mirage, Inc., 2.609%, 11/22/09(a)(b)	2,128	1,841
MotorCity Casino, 5.284%, 07/26/12(a)(b)	3,482	3,012

		20,373

Machinery Diversified (0.5%)
NACCO Materials Handling Group, Inc., 4.848%, 02/24/13(a)(b)	3,421	2,874

Media (9.2%)
Block Communications, Inc., 5.704%, 12/19/12(a)(b)	992	898
Cablevision Systems Corp., 3.819%, 12/13/13(a)(b)	3,792	3,392
CanWest Media, Inc., 4.810%, 07/13/14(a)(b)	704	619
CW Media Holdings, Inc., 7.007%, 09/21/14(a)(b)	993	923
DIRECTV Holdings LLC, 5.204%, 03/30/10(a)(b)	995	927
DIRECTV Holdings LLC, 5.601%, 03/01/13(a)(b)	998	947
Getty Images, Inc., 7.250%, 07/02/15(a)(b)	1,500	1,451
Gray Television, Inc., 4.290%, 12/31/14(a)(b)	8,502	6,504
Insight Midwest Holdings LLC, 3.990%, 10/06/13(a)(b)	11,818	10,755
Mediacom LLC, 4.744%, 01/31/15(a)(b)	8,022	7,130
Next Media Operating, Inc., 6.748%, 11/04/12(a)(b)	504	419
Next Media Operating, Inc., 7.429%, 11/04/12(a)(b)	1,135	942
Quebecor Media, Inc., 4.791%, 01/17/13(a)(b)	2,925	2,603
San Juan Cable LLC, 4.820%, 10/31/12(a)(b)	975	829
Telesat Holdings, Inc., 5.851%, 10/16/14(a)(b)	1,372	1,230
Telesat Holdings, Inc., 6.594%, 10/16/14(a)(b)	118	106
Univision Communications, 6.500%, 09/16/14(a)(b)	3,853	3,621
Wenner Media LLC, 5.512%, 09/29/13(a)(b)	2,720	2,503
WideOpenWest Finance LLC, 5.397%, 06/30/14(a)(b)	5,000	3,750

		49,549

Miscellaneous Manufacturer (3.8%)
Activant Solutions Holdings, Inc., 4.804%, 05/01/13(a)(b)	3,598	2,932
Bombardier, Inc., 5.290%, 06/28/13(a)(b)	4,380	3,794
EPCO Holdings, Inc., 4.563%, 08/07/12(a)(b)	10,000	9,625
John Maneely Co., 6.043%, 12/06/13(a)(b)	2,681	2,562
Zuffa, Inc., 5.250%, 06/21/15(a)(b)	1,975	1,659

		20,572

Oil & Gas (7.3%)
Alon Refining Krotz Springs, Inc., 10.750%, 07/03/14(a)(b)	1,750	1,627
Atlas Pipeline Partners LP, 6.210%, 07/27/14(a)(b)	706	652
ATP Oil & Gas Corp., 8.500%, 07/15/14(a)(b)	1,455	1,313
ATP Oil & Gas Corp., 8.500%, 07/15/14(a)(b)	2,535	2,288
Big West Oil LLC, 4.769%, 05/02/14(a)(b)	1,100	919
Big West Oil LLC, 4.930%, 05/02/14(a)(b)	875	746

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Enterprise GP Holdings LP, 4.916%, 10/27/14(a)(b)	11,000	10,642
Niska Gas Storage, 4.843%, 05/01/11(a)(b)	354	315
Niska Gas Storage, 4.844%, 05/01/13(a)(b)	527	469
Niska Gas Storage, 4.847%, 05/01/13(a)(b)	779	693
Niska Gas Storage, 4.847%, 05/01/13(a)(b)	4,817	4,287
Petroleum Geo-Services ASA, 5.510%, 06/29/15(a)(b)	10,714	9,991
TPF Generation Holdings LLC, 5.762%, 12/15/11(a)(b)	94	87
TPF Generation Holdings LLC, 4.801%, 12/15/13(a)(b)	301	278
TPF Generation Holdings LLC, 5.762%, 12/15/13(a)(b)	1,433	1,321
Vulcan Energy Corp., 6.250%, 09/13/11(a)(b)	3,919	3,763

		39,391

Packaging & Containers (0.3%)
Anchor Glass Container Corp., 7.763%, 06/20/14(a)(b)	1,829	1,769

Pipelines (2.7%)
Energy Transfer Equity LP, 4.553%, 02/08/12(a)(b)	12,250	11,316
Targa Resources, Inc., 4.801%, 10/31/12(a)(b)	1,169	1,076
Targa Resources, Inc., 5.970%, 10/31/12(a)(b)	2,047	1,885

		14,277

Real Estate (1.0%)
CB Richard Ellis, 4.688%, 12/20/13(a)(b)	4,834	3,891
Mattamy Group, 5.063%, 04/11/13(a)(b)	1,955	1,642

		5,533

Retail (1.6%)
Capital Automotive LP, 4.240%, 12/16/10(a)(b)	5,519	4,799
Gregg Appliances, Inc., 4.800%, 07/25/13(a)(b)	893	785
Petco Animal Supplies, Inc., 5.650%, 10/26/13(a)(b)	938	821
Sports Authority, Inc. (The), 6.012%, 04/06/13(a)(b)	2,933	2,199

		8,604

Telecommunication Services (9.7%)
Alltel Communications, Inc., 4.997%, 05/15/15(a)(b)	3,985	3,888
Alltel Communications, Inc., 4.997%, 05/15/15(a)(b)	10,932	10,543
Asurion Corp., 5.735%, 07/03/14(a)(b)	3,900	3,399
Cequel Communications LLC, 4.792%, 10/01/13(a)(b)	2,943	2,563
Cequel Communications LLC, 7.301%, 05/05/14(a)(b)	1,000	802
FairPoint Communications, Inc., 5.750%, 04/01/16(a)(b)	6,200	5,017
Intelsat Corp. (PanAmSat), 5.288%, 07/03/13(a)(b)	730	672
Intelsat Corp. (PanAmSat), 5.288%, 07/03/13(a)(b)	730	671
Intelsat Corp. (PanAmSat), 5.288%, 07/03/13(a)(b)	730	671
IPC Information Systems, Inc., 6.012%, 05/31/14(a)(b)	1,481	1,044
MCC Iowa LLC, 4.744%, 01/31/15(a)(b)	1,965	1,749
NG Wireless, Inc., 6.750%, 07/31/14(a)(b)	1,995	1,895
Sorenson Communications, Inc., 6.210%, 08/01/13(a)(b)	3,817	3,579
Sorenson Communications, Inc., 9.810%, 02/01/14(a)(b)	1,828	1,723
Stratos Global Corp., 6.262%, 02/13/12(a)(b)	264	240
Stratos Global Corp., 6.262%, 02/13/12(a)(b)	2,678	2,434
Virgin Media Investment Holdings Ltd., 4.799%, 09/03/12(a)(b)	2,411	2,257
West Corp., 5.171%, 10/23/13(a)(b)	2,426	1,820
Wind Acquisition Holdings, 10.035%, 12/07/11(a)(b)	1,802	1,585
Wind Acquisition Holdings, 0.000%, 08/04/14(a)(b)(d)	1,000	936
Wind Acquisition Holdings, 0.000%, 08/04/14(a)(b)(d)	1,000	928
Wind Acquisition Holdings, 9.635%, 11/26/14(a)(b)	2,500	2,469

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Windstream Corp., 4.290%, 07/17/13(a)(b)	1,980	1,829

		52,714

Transportation (0.3%)
Volnay Acquisition (Compagnie Generale), 5.299%, 01/12/14(a)(b)	1,765	1,624

Total Bank Loans		476,187

Corporate Bonds (2.5%)
Media (0.4%)
XM Satellite Radio Holdings, Inc., 13.000%, 08/01/13(b)	3,250	1,917

Oil & Gas (1.0%)
SandRidge Energy, Inc., 6.323%, 04/01/14, Callable 04/01/09 @ 103(a)(b)	3,000	2,821
SandRidge Energy, Inc., 8.625%, 04/01/15, Callable 04/01/11 @ 104.31(b)	3,000	2,685

		5,506

Telecommunication Services (1.1%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19(b)	2,000	2,280
FairPoint Communications, Inc., 13.125%, 04/01/18, Callable 04/01/13 @ 106.56(b)	1,475	1,342
Sprint Nextel Corp., 4.169%, 06/28/10(a)	3,000	2,603

		6,225

Total Corporate Bonds		13,648

U.S. Treasury Obligation (0.1%)
U.S. Treasury Notes (0.1%) 3.125%, 10/15/08	800	801

Total U.S. Treasury Obligation		801

Money Market Fund (6.1%)
RidgeWorth Institutional Cash Management Money Market Fund(e)	33,065,288	33,065

Total Money Market Fund		33,065

Total Investments (Cost $572,592)(f) — 96.7%		523,701
Other assets in excess of liabilities — 3.3%		17,805

Net Assets — 100.0%		$541,506

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 93.0% of net assets as of September 30, 2008.

(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2008 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)

Merrill Corp.	04/10/06	4,464	4,387	2,808	0.52
Merrill Corp.	11/15/06	2,000	2,000	1,390	0.26
Fontainebleau Resorts LLC	05/25/07	2,667	2,667	1,573	0.29
Fontainebleau Resorts LLC	10/11/07	1,333	1,333	787	0.14
East Valley Tourist Development Authority	08/08/07	2,970	3,000	2,610	0.48

(d)	This security has not settled as of September 30, 2008 and thus does not have a rate in effect. This security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.

As of September 30, 2008, the Fund had the following unfunded loan commitments.

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)

Brand Services	7,500	(877)
Calpine Corp.	5,500	(825)
MGM Mirage, Inc.	872	(118)
Telcordia Technologies, Inc.	5,000	(700)

		(2,520)

The commitments are available until the maturity date of the respective security.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix Floating Rate High Income Fund — concluded

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)

Masco Corp.	Deutsche Bank	(1,000)	2.99	06/20/13	(11)

					(11)

At September 30, 2008, liquid assets totaling $49,721, in thousands, have been designated as collateral for open swap agreements.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Seix Global Strategy Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligation (98.7%)
U.S. Treasury Bill (98.7%)
0.020%, 10/02/08(a)	4,500	4,500

Total U.S. Treasury Obligation		4,500

Short-Term Investment (0.7%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	33,778	34

Total Short-Term Investment		34

Total Investments (Cost $4,534)(b) — 99.4%		4,534
Other assets in excess of liabilities — 0.6%		28

Net Assets — 100.0%		$4,562

(a)	Rate represents the effective yield at purchase.

(b)	Represents cost for financial reporting purposes.

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)

Brazil 10/20/13	Barclays Bank PLC	1,055	1.67	10/20/13	(3)
Turkey 10/20/13	Barclays Bank PLC	(265)	2.88	10/20/13	(1)

					(4)

Interest Rate Swaps

		Notional	(Pay)/Receive	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Floating Rate	Rate(%)	Date	Value($)

Fixed 10-Year Israel	Citibank N.A.	173	Receive	5.71	9/10/18	(3)
Fixed 10-Year Norway	Citibank N.A.	153	Receive	5.55	9/10/18	3
Fixed 130X1 TIIE	Barclays Bank PLC	326	Receive	9.06	9/10/18	4
Fixed 2-Year New Zealand Bill	UBS AG	1,204	Receive	7.20	9/10/10	7
Fixed 2-Year PLN	Barclays Bank PLC	588	Receive	6.04	10/1/10	—
Fixed 2-Year Sweden	Citibank N.A.	1,156	Receive	5.06	9/10/10	8
Fixed 2-Year Sweden	UBS AG	1,255	Receive	4.96	9/15/10	5
Fixed 2-Year UK	Barclays Bank PLC	827	Receive	5.16	9/15/10	(1)
Fixed 26X1 TIIE	Citibank N.A.	1,189	Receive	8.68	9/7/10	4
Fixed 5-Year CLP	Citibank N.A.	263	Receive	7.71	9/10/13	5
Fixed 5-Year CLP	Citibank N.A.	259	Receive	7.55	9/12/13	3
Fixed 5-Year Euro	Citibank N.A.	373	Receive	4.56	9/10/13	(2)
Fixed AUD 1-Year FWD	UBS AG	1,580	Receive	6.29	9/11/10	—
Fixed DI Maturity	Citibank N.A.	336	Receive	14.69	1/2/12	5
Fixed DI Maturity	Citibank N.A.	373	Receive	14.18	1/12/12	—

						38

See Notes to Financial Statements.

At September 30, 2008 the Fund’s foreign currency contracts were as follows:

		Contract	Contract		Unrealized
	Delivery	Amount in	Value in	Market	Appreciation
Currency	Date	Local Currency	USD($)	Value($)	(Depreciation)($)

Short:
Brazilian Real	12/15/08	168	90	87	3
Brazilian Real	12/23/08	421	226	219	7
Brazilian Real	12/26/08	423	225	219	6
Colombian Peso	12/10/08	185,850	90	84	6
Colombian Peso	12/10/08	94,275	45	43	2
Czech Republic Koruna	12/12/08	1,587	90	91	(1)
Euro	12/09/08	64	90	90	—
Euro	12/24/08	153	225	217	8
Polish Zloty	12/12/08	220	90	91	(1)
Swedish Krona	12/11/08	610	90	88	2
Turkish Lira	12/12/08	115	90	88	2

Total Short Contract:			$1,351	$1,317	$34

Long:
Brazilian Real	12/15/08	168	92	87	(5)
Brazilian Real	12/23/08	421	225	218	(7)
Brazilian Real	12/26/08	423	225	219	(6)
Colombian Peso	12/10/08	280,125	135	127	(8)
Czech Republic Koruna	12/12/08	1,587	92	91	(1)
Euro	12/09/08	64	90	90	—
Euro	12/24/08	153	225	216	(9)
Polish Zloty	12/12/08	220	92	91	(1)
Swedish Krona	12/11/08	610	90	88	(2)
Turkish Lira	12/12/08	115	90	89	(1)

Total Long Contract:			$1,356	$1,316	$(40)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (4.3%)
Advertising (0.9%)
Tribune Co., 5.541%, 05/17/09(a)(b)	7,078	6,557

Diversified Financial Services (1.4%)
East Valley Tourist Development Authority, 10.311%, 08/06/14(a)(c)	11,500	10,005

Diversified Operations (0.7%)
McJunkin Red Man Corp., 6.954%, 01/31/14(a)(b)	5,500	4,874

Telecommunication Services (1.3%)
Alltel Communications, Inc., 4.997%, 05/15/15(a)(b)	3,000	2,893
Asurion Corp., 5.735%, 07/03/14(a)(b)	4,700	4,097
FairPoint Communications, Inc., 5.750%, 04/01/16(a)(b)	3,000	2,427

		9,417

Total Bank Loans		30,852

Corporate Bonds (89.7%)
Advertising (0.2%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06	1,510	1,419

Aerospace/Defense (1.4%)
BE Aerospace, Inc., 8.500%, 07/01/18, Callable 07/01/13 @ 104.25	4,345	4,215
Hawker Beechcraft Acquisition Co., 8.500%, 04/01/15, Callable 04/01/11 @ 104.25	3,090	2,827
Hawker Beechcraft Acquisition Co., 8.875%, 04/01/15, Callable 04/01/11 @ 104.44	800	724
Moog, Inc., 7.250%, 06/15/18, Callable 06/15/13 @ 103.63(b)	1,170	1,123
Transdigm, Inc., 7.750%, 07/15/14, Callable 07/15/09 @ 105.81	1,255	1,180

		10,069

Auto Parts & Equipment (0.8%)
Goodyear Tire & Rubber Co. (The), 6.678%, 12/01/09, Callable 11/03/08 @ 100.00(a)	3,820	3,744
Goodyear Tire & Rubber Co. (The), 8.625%, 12/01/11, Callable 12/01/09 @ 104.31	1	1
Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15, Callable 07/01/10 @ 104.5(d)	463	458
Tenneco, Inc., 8.125%, 11/15/15, Callable 11/15/11 @ 104.06	1,695	1,449

		5,652

Beverages (0.7%)
Constellation Brands, Inc., 8.375%, 12/15/14	4,870	4,821

Building (3.4%)
Centex Corp., 6.500%, 05/01/16	3,835	3,030
D.R. Horton, Inc., 5.250%, 02/15/15	2,010	1,488
D.R. Horton, Inc., 5.625%, 01/15/16	365	270
D.R. Horton, Inc., 6.500%, 04/15/16	1,820	1,383
K Hovnanian Enterprises, Inc., 11.500%, 05/01/13, Callable 11/01/10 @ 102.00(b)	7,150	7,007
Nortek, Inc., 10.000%, 12/01/13, Callable 06/01/11 @ 105.00(b)	5,890	5,183
Pulte Homes, Inc., 5.250%, 01/15/14	1,045	867
Texas Industries, Inc., 7.250%, 07/15/13, Callable 07/15/09 @ 103.63(b)	3,890	3,384
U.S. Concrete, Inc., 8.375%, 04/01/14, Callable 04/01/09 @ 104.19	1,930	1,506

		24,118

Chemicals (1.4%)
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15, Callable 03/01/11 @ 106.94(b)	2,250	2,227
Huntsman International LLC, 11.625%, 10/15/10, Callable 10/24/08 @ 102.91	3,785	3,861
Ineos Group Holdings PLC, 8.500%, 02/15/16, Callable 02/15/11 @ 104.25(b)	675	365

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Chemicals—continued

Mosaic Co., 7.375%, 12/01/14, Callable 12/01/10 @ 103.69(b)	990	1,025
Mosaic Co., 7.625%, 12/01/16, Callable 12/01/11 @ 103.81(b)	475	485
Reichhold Industries, Inc., 9.000%, 08/15/14, Callable 08/15/10 @ 104.50(b)	2,310	2,218

		10,181

Coal (0.7%)
Peabody Energy Corp., 7.375%, 11/01/16	5,445	5,227

Commercial Services (3.0%)
Aramark Services, Inc., 8.500%, 02/01/15, Callable 02/01/11 @ 104.25	4,200	3,948
Cenveo Corp., 10.500%, 08/15/16, Callable 08/15/12 @ 105.25(b)	1,025	948
Corrections Corp. of America, 7.500%, 05/01/11, Callable 10/24/08 @ 101.88	2,750	2,740
DI Finance/DynCorp International, Ser B, 9.500%, 02/15/13, Callable 02/15/09 @ 104.75	2,303	2,257
Iron Mountain, Inc., 8.625%, 04/01/13, Callable 11/03/08 @ 101.44	2,200	2,167
Iron Mountain, Inc., 7.750%, 01/15/15, Callable 11/03/08 @ 103.88	1,535	1,520
Rainbow National Services LLC, 10.375%, 09/01/14, Callable 09/01/09 @ 105.19(b)	1,050	1,071
Seitel Acquisition Corp., 9.750%, 02/15/14, Callable 02/15/11 @104.88	4,770	3,887
Service Corp. International, 6.750%, 04/01/15	1,765	1,540
Service Corp. International, 7.000%, 06/15/17	1,825	1,560

		21,638

Diversified Financial Services (6.0%)
Firekeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(b)	4,170	3,670
Ford Motor Credit Co., 7.250%, 10/25/11(d)	6,690	4,254
Ford Motor Credit Corp., 7.375%, 02/01/11	5,345	3,552
Ford Motor Credit Corp., 5.538%, 01/13/12(a)	3,730	2,386
Ford Motor Credit Corp., 7.800%, 06/01/12	3,400	2,111
Ford Motor Credit Corp., 7.000%, 10/01/13(d)	10,100	6,207
GMAC LLC, 6.875%, 09/15/11	5,460	2,436
GMAC LLC, 6.000%, 12/15/11	3,449	1,534
GMAC LLC, 6.625%, 05/15/12	4,110	1,740
Hexion US Finance Corp., 7.304%, 11/15/14, Callable 11/15/08 @ 102(a)	1,550	1,116
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	35	28
Lender Process Services, 8.125%, 07/01/16, Callable 07/01/11 @ 106.09(b)	4,260	4,154
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	1,815	1,606
NSG Holdings LLC, 7.750%, 12/15/25(b)	715	679
SLM Corp., 8.450%, 06/15/18, MTN	3,730	2,536
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/09 @ 104.56(d)	5,030	4,527

		42,536

Diversified Minerals (2.0%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(b)	5,000	4,875
FMG Finance Property Ltd., 10.000%, 09/01/13(b)(d)	9,110	8,746
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	745	730

		14,351

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Operations (2.2%)
Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15, Callable 04/01/11 @ 104.13	4,035	3,964
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17, Callable 04/01/12 @ 104.19	2,620	2,581
Leucadia National Corp., 7.000%, 08/15/13	1,890	1,781
Leucadia National Corp., 8.125%, 09/15/15	1,500	1,459
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	4,745	4,318
SPX Corp., 7.625%, 12/15/14(b)	1,425	1,425

		15,528

Electric (10.5%)
AES Corp. (The), 8.750%, 05/15/13, Callable 10/24/08 @ 104.38(b)	1	1
AES Corp. (The), 8.000%, 10/15/17	6,115	5,519
Aquila, Inc., 11.875%, 07/01/12(a)	495	548
Baldor Electic Co., 8.625%, 02/15/17, Callable 02/15/12 @ 103.31(d)	1,620	1,547
Dynegy, Inc., 7.750%, 06/01/19	8,245	6,596
Edison Mission Energy, 7.500%, 06/15/13	265	254
Edison Mission Energy, 7.200%, 05/15/19	1,000	880
Elwood Energy LLC, 8.159%, 07/05/26	3,001	2,749
Energy Future Holdings, 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(b)	8,640	7,798
General Cable Corp., 5.166%, 04/01/15, Callable 04/01/09 @ 102(a)	2,720	2,285
Homer City Funding LLC, 8.137%, 10/01/19	1,320	1,313
Inergy LP/Inergy Finance, 8.250%, 03/01/16, Callable 03/01/11 @ 104.13(d)	1,565	1,440
IPALCO Enterprises, Inc., 7.250%, 04/01/16(b)	1,870	1,786
Midwest Generation LLC, Ser A, 8.300%, 07/02/09	1,199	1,214
Midwest Generation LLC, Ser B, 8.560%, 01/02/16	4,235	4,362
Mirant Americas Generation LLC, 8.300%, 05/01/11	1,300	1,258
Mirant Mid-Atlantic LLC, Ser B, 9.125%, 06/30/17	5,993	6,473
Mirant Mid-Atlantic LLC, Ser C, 10.060%, 12/30/28	2,436	2,746
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	10,170	9,153
NRG Energy, Inc., 7.375%, 01/15/17, Callable 11/15/11 @ 100	2,720	2,475
Reliant Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38	1,195	1,037
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	2,602	2,623
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13(b)	8,095	7,306
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13(b)	3,925	3,542

		74,905

Electronics (0.5%)
Flextronics International Ltd., 6.500%, 05/15/13	325	289
Jabil Circuit, Inc., 8.250%, 03/15/18(d)	3,460	3,235

		3,524

Entertainment (0.6%)
Penn National Gaming, Inc., 6.875%, 12/01/11, Callable 11/03/08 @ 103.44	1,200	1,128
Scientific Games Corp., 7.875%, 06/15/16, Callable 06/15/12 @ 103.94(b)	2,035	1,939
Sinclair Television Group, 8.000%, 03/15/12, Callable 11/03/08 @ 102.67(d)	1,194	1,152

		4,219

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Environmental Control (0.6%)
Allied Waste North America, Inc., Ser B, 7.125%, 05/15/16, Callable 05/15/11 @ 103.56	4,900	4,569

Food (1.7%)
Del Monte Corp., 8.625%, 12/15/12, Callable 11/03/08 @ 104.31	4,627	4,581
Smithfield Foods, Inc., 7.000%, 08/01/11	1,820	1,583
Smithfield Foods, Inc., 7.750%, 07/01/17	380	298
Smithfield Foods, Inc., Ser B, 8.000%, 10/15/09	600	582
Smithfield Foods, Inc., Ser B, 7.750%, 05/15/13	2,600	2,184
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	2,790	2,609

		11,837

Forest Products & Paper (1.6%)
Cascades, Inc., 7.250%, 02/15/13, Callable 10/24/08 @ 103.62	625	487
Georgia-Pacific LLC, 8.125%, 05/15/11(d)	4,380	4,336
Georgia-Pacific LLC, 9.500%, 12/01/11	3,125	3,094
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	1,720	1,746
Verso Paper Holdings LLC, Ser B, 6.551%, 08/01/14, Callable 10/24/08 @ 102(a)	1,800	1,485

		11,148

Health Care (7.8%)
Bausch & Lomb, Inc., 9.875%, 11/01/15, Callable 11/01/11 @ 104.94(b)(d)	2,895	2,750
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105.00	4,050	4,131
Catalent Pharma Solutions, 9.500%, 04/15/15, Callable 04/15/11 @ 104.75	2,607	2,021
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	11,395	10,825
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	7,230	7,031
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	7,835	7,620
Health Management Associates, Inc., 6.125%, 04/15/16	4,865	3,892
Psychiatric Solutions, Inc., 7.750%, 07/15/15, Callable 07/15/10 @ 103.88	2,440	2,269
Tenet Healthcare Corp., 7.375%, 02/01/13	3,795	3,454
Tenet Healthcare Corp., 9.875%, 07/01/14	2,150	2,096
Tenet Healthcare Corp., 9.250%, 02/01/15(d)	2,490	2,353
U.S. Oncology, Inc., 9.000%, 08/15/12, Callable 11/10/08 @ 104.50	2,450	2,450
Universal Hospital Services, Inc., 6.303%, 06/01/15, Callable 06/01/09 @ 102(a)	780	686
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	4,855	4,527

		56,105

Insurance (1.3%)
AFC Capital Trust I, Ser B, 8.207%, 02/03/27(d)	3,287	2,728
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	4,425	3,850
Fairfax Financial Holdings, 7.750%, 06/15/17, Callable 06/15/12 @ 103.88	3,075	2,798

		9,376

Lodging (1.7%)
MGM Mirage, Inc., 6.625%, 07/15/15(d)	5,780	4,017
MGM Mirage, Inc., 7.500%, 06/01/16	755	551
MGM Mirage, Inc., 7.625%, 01/15/17	4,575	3,294
San Pasqual Casino, 8.000%, 09/15/13, Callable 09/15/09 @ 104(b)	1,365	1,222

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Lodging—continued

Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31	3,945	3,363

		12,447

Machinery Diversified (0.6%)
Case Corp., 7.250%, 01/15/16	1,375	1,244
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	2,700	2,768

		4,012

Materials (1.3%)
Novelis, Inc., 7.250%, 02/15/15, Callable 02/15/10 @ 103.63	3,940	3,428
Steel Dynamics, Inc., 7.750%, 04/15/16, Callable 04/15/12 @ 103.88(b)	6,755	6,012

		9,440

Media (7.1%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 12/15/10 @ 104.13(b)	975	878
Charter Communications LLC, 8.000%, 04/30/12(b)	1,000	895
Charter Communications LLC, 8.375%, 04/30/14, Callable 04/30/09 @ 104.19(b)	4,961	4,378
Charter Communications LLC, 10.875%, 09/15/14, Callable 03/15/12 @ 105.44(b)(d)	2,080	2,018
CSC Holdings, Inc., 8.500%, 06/15/15, Callable 06/15/12 @ 104.25(b)(d)	4,640	4,309
CSC Holdings, Inc., 7.625%, 07/15/18	1,460	1,270
DirecTV Holdings LLC, 8.375%, 03/15/13, Callable 10/24/08 @ 104.19	7,520	7,426
DirecTV Holdings LLC, 7.625%, 05/15/16, Callable 05/15/16 @ 103.81(b)	2,325	2,104
EchoStar DBS Corp., 7.750%, 05/31/15	3,400	2,881
EchoStar DBS Corp., 7.125%, 02/01/16	610	490
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31(d)	6,335	6,208
LIN Television Corp., 6.500%, 05/15/13, Callable 05/15/12 @ 103.25(d)	1,540	1,201
LIN Television Corp., Ser B, 6.500%, 05/15/13, Callable 11/03/08 @ 103.25	2,000	1,560
Mediacom Broadband LLC, 9.500%, 01/15/13, Callable 10/24/08 @ 101.58	955	855
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	7,185	5,928
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	1,790	1,566
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	3,250	2,844
Rogers Cable, Inc., 8.750%, 05/01/32	1,400	1,577
Videotron, 9.125%, 04/15/18, Callable 04/15/13 @ 104.56(b)(d)	2,315	2,338

		50,726

Metals (0.5%)
Owens-Brockway Glass Containers, Inc., 8.250%, 05/15/13, Callable 10/24/08 @ 104.12(d)	3,715	3,696

Miscellaneous Manufacturer (0.5%)
American Railcar Industries, 7.500%, 03/01/14, Callable 03/01/11 @ 103.75	1,755	1,553
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104(b)	1,900	1,881

		3,434

Oil & Gas (12.0%)
Atlas Energy Resources LLC, 10.750%, 02/01/18, Callable 02/01/13 @ 105.38(b)	7,475	6,728
Chesapeake Energy Corp., 7.625%, 07/15/13	8,695	8,305
Chesapeake Energy Corp., 7.500%, 06/15/14, Callable 06/15/09 @ 103.75	345	330
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	4,755	4,541

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	415	394
Cimarex Energy Co., 7.125%, 05/01/17, Callable 05/01/12 @ 103.56	1,995	1,836
Compton Petroleum Finance Corp., 7.625%, 12/01/13, Callable 12/01/09 @ 103.81	4,480	3,931
Connacher Oil & Gas, 10.250%, 12/15/15, Callable 12/15/11 @ 105.13(b)	3,895	3,739
Forest Oil Corp., 7.250%, 06/15/19, Callable 06/15/12 @ 103.63(b)	3,960	3,386
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(b)(d)	4,285	3,728
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	2,465	2,083
Newfield Exploration Co., 6.625%, 04/15/16, Callable 04/15/11 @ 103.31	1,225	1,090
Newfield Exploration Co., 7.125%, 05/15/18, Callable 05/15/13 @ 103.56	1,920	1,670
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13	4,885	4,323
OPTI Canada, Inc., 8.250%, 12/15/14, Callable 12/15/10 @ 104.13	6,885	6,162
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	1,360	1,278
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(b)	5,080	4,420
Pioneer Natural Resources Co., 6.650%, 03/15/17	2,915	2,598
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	2,510	2,221
Quicksilver Resources, Inc., 7.125%, 04/01/16, Callable 04/01/11 @ 103.56	2,700	2,201
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	1,370	1,308
Range Resources Corp., 7.250%, 05/01/18, Callable 05/01/13 @ 103.63	2,130	2,013
Sabine Pass LNG LP, 7.250%, 11/30/13	2,895	2,287
Sabine Pass LNG LP, 7.500%, 11/30/16	4,540	3,541
SandRidge Energy, Inc., 8.625%, 04/01/15, Callable 04/01/11 @ 104.31(b)	70	63
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(b)	5,985	5,147
Southwestern Energy Co., 7.500%, 02/01/18(b)	175	170
Targa Resources Partners LP, 8.250%, 07/01/16, Callable 07/01/12 @ 104.13(b)	5,035	4,330
United Refining Co., 10.500%, 08/15/12, Callable 10/24/08 @ 105.25	2,025	1,742

		85,565

Packaging & Containers (0.6%)
Graphic Packaging International, 9.500%, 08/15/13, Callable 10/24/08 @ 104.75(d)	1,720	1,557
Silgan Holdings, Inc., 6.750%, 11/15/13, Callable 11/15/08 @ 103.38	3,000	2,730

		4,287

Pipelines (4.4%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38(b)	3,335	3,135
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	2,085	1,908
Copano Energy LLC, 7.750%, 06/01/18, Callable 06/01/13 @ 103.88(b)	2,950	2,581
Dynegy Holdings, Inc., 7.500%, 06/01/15	1,530	1,293
El Paso Corp., 7.000%, 06/15/17(d)	3,340	2,984
El Paso Corp., 7.250%, 06/01/18	2,935	2,729
Kinder Morgan, 5.700%, 01/05/16	3,500	3,010

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pipelines—continued

Markwest Energy Partners LP, Ser B, 8.500%, 07/15/16, Callable 07/15/11 @ 104.25	3,295	3,114
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	8,455	8,032
Tennessee Gas Pipeline, 7.500%, 04/01/17	2,500	2,435
Transcontinental Gas Pipe Line Corp., Ser B, 8.875%, 07/15/12	325	353

		31,574

Real Estate (0.7%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 10/09/08 @ 104.06	1,450	1,233
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56	4,880	3,733

		4,966

REITS (1.0%)
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/08 @ 103.56	5,480	4,877
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/09 @ 103.5	2,268	2,087

		6,964

Semiconductors (0.8%)
Amkor Technologies, Inc., 7.750%, 05/15/13, Callable 10/24/08 @ 103.88	620	530
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63	1,170	983
Avago Technologies Finance Ltd., 8.311%, 06/01/13, Callable 10/24/08 @ 102(a)	422	418
Freescale Semiconductor, 8.875%, 12/15/14, Callable 12/15/10 @ 104.44	5,675	3,916

		5,847

Telecommunication Services (11.6%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19(b)	7,295	8,316
Citizens Communications Co., 9.250%, 05/15/11	1,210	1,210
Cricket Communications, 10.000%, 07/15/15, Callable 07/15/12 @ 105.00(b)	1,500	1,433
Cricket Communications, Inc., 9.375%, 11/01/14, Callable 11/01/10 @ 104.69	1,615	1,502
FairPoint Communications, Inc., 13.125%, 04/01/18, Callable 04/01/13 @ 106.56(b)	2,255	2,052
Inmarsat Finance II PLC, 0.000%, 11/15/12, Callable 11/15/08 @ 105.19(e)	4,980	4,905
Inmarsat Group Ltd., 7.625%, 06/30/12, Callable 10/24/08 @ 103.81	2,679	2,572
Intelsat Jackson Holdings Ltd., 9.500%, 06/15/16, Callable 06/15/11 @ 104.75(b)	6,000	5,580
Intelsat Subsidiary Holding Co., Ltd., 8.500%, 01/15/13, Callable 01/15/09 @ 104.25(b)	5,000	4,625
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	3,790	2,748
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	2,975	2,782
Nordic Telephone Co. Holdings, 8.875%, 05/01/16, Callable 05/01/11 @ 104.44(b)	1,275	1,160
Nortel Networks Ltd., 10.750%, 07/15/16, Callable 07/15/11 @ 105.38(b)	2,400	1,470
NTL Cable PLC, 8.750%, 04/15/14, Callable 04/15/09 @ 104.375	2,574	2,162
Qwest Communications International, Inc., 6.304%, 02/15/09, Callable 10/24/08 @ 100(a)	1,139	1,125
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 10/24/08 @ 103.62	2,000	1,895
Qwest Corp., 6.069%, 06/15/13(a)	1,500	1,275
Rogers Wireless, Inc., 9.625%, 05/01/11	1,118	1,198
Sprint Capital Corp., 7.625%, 01/30/11	5,550	5,051

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Seix High Yield Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Telecommunication Services—continued

Sprint Capital Corp., 8.375%, 03/15/12	1,415	1,274
Sprint Capital Corp., 6.900%, 05/01/19(d)	5,025	3,894
Sprint Capital Corp., 8.750%, 03/15/32	5,795	4,520
Sprint Nextel Corp., 4.169%, 06/28/10(a)	3,785	3,283
Sprint Nextel Corp., 6.000%, 12/01/16	1,045	805
Telcordia Technologies, Inc., 6.541%, 07/15/12, Callable 10/24/08 @ 102(a)(b)	4,745	3,986
Valor Telecommunications Enterprise LLC, 7.750%, 02/15/15, Callable 02/15/10 @ 103.88	2,580	2,458
Virgin Media Finance PLC, 9.125%, 08/15/16, Callable 08/15/11 @ 104.56	2,950	2,471
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38	5,475	5,365
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31(d)	762	703
Windstream Regatta Holdings, 11.000%, 12/01/17, Callable 12/01/12 @ 105.50(b)	1,650	924

		82,744

Transportation (0.5%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	1,870	1,664
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25(b)(d)	2,380	2,142

		3,806

Total Corporate Bonds		640,731

U.S. Treasury Obligations (0.5%)
U.S. Treasury Notes (0.5%) 3.125%, 10/15/08	3,750	3,753

Total U.S. Treasury Obligations		3,753

Short-Term Investment (6.0%)
Credit Suisse Enhanced Liquidity Fund(f)	42,571,835	42,572

Total Short-Term Investment		42,572

Money Market Fund (2.9%)
RidgeWorth Institutional Cash Management Money Market Fund(g)	20,927,346	20,927

Total Money Market Fund		20,927

Total Investments (Cost $806,343)(h) — 103.4%		738,835

Liabilities in excess of other assets — (3.4)%		(24,487)

Net Assets — 100.0%		$714,348

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 28.3% of net assets as of September 30, 2008.

(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of September 30, 2008 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)

East Valley Tourist Development Authority	08/08/07	11,385	11,500	10,005	1.40

(d)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $41,495.

(e)	Step bond.

(f)	This security was purchased with cash collateral held from securities lending.

(g)	Affiliate investment.

(h)	Represents cost for financial reporting purposes.

MTN	— Medium Term Note

PIK	— Payment in-kind

As of September 30, 2008, the Fund had the following unfunded loan commitments:

		Unrealized
	Unfunded	Appreciation
Borrower	Commitments($)	Depreciation($)

Calpine Corp.	5,000	(750)

		(750)

The commitments are available until the maturity date of the respective security.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Long Positions (119.9%)
Commercial Paper (2.6%)
Banks (1.3%)
ABN AMRO North America Financial, Inc., 2.561%, 10/09/08(a)	5,000	4,997

Diversified Financial Services (1.3%)
Greenwich Capital Holdings, 5.451%, 10/01/08(a)	5,000	4,999

Total Commercial Paper		9,996

Asset-Backed Securities (1.5%)
Automobiles (1.5%)
Capital Auto Receivables Asset Trust, Ser 2006-1, Cl A3, 5.030%, 10/15/09	361	361
Capital One Prime Auto Receivable Trust, Ser 2006-1, Cl A3, 4.990%, 09/15/10	1,039	1,041
Honda Auto Receivables Owner Trust, Ser 2005-6, Cl A3, 4.917%, 10/19/09	226	226
USAA Auto Owner Trust, Ser 2006-4, Cl A3, 5.010%, 06/15/11	4,105	4,109

Total Asset-Backed Securities		5,737

Collateralized Mortgage Obligations (25.5%)
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 2A22, 4.582%, 05/25/35(b)	1,640	1,342
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.945%, 08/25/35(b)	3,732	3,170
Banc of America Alternative Loan Trust, Ser 2005-4, Cl CB7, 5.250%, 01/25/21	4,467	4,055
Banc of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	1,313	1,302
Banc of America Commercial Mortgage, Inc., Ser 2004-5, Cl A3, 4.561%, 11/10/41	2,300	2,184
Banc of America Mortgage Securities, Ser 2004-1, Cl 3A1, 5.000%, 02/25/19	2,711	2,637
Bear Stearns Alternative-A Trust, Ser 2005-9, Cl 25A1, 5.674%, 11/25/35(b)	2,330	1,541
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.906%, 03/25/36(b)	3,271	2,023
Bear Stearns Commercial Mortgage Securities, Ser 2004-ESA, Cl C, 4.937%, 05/14/16(c)	3,000	3,008
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	1,135	1,122
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	5,126	4,936
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.221%, 07/15/36	4,670	4,601
CS First Boston Mortgage Securities Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	4,745	4,644
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Ser 2005-1, Cl 2A1, 5.646%, 02/25/20(b)	3,744	3,592
Deutsche Mortgage Securities, Inc., Ser 2004-5, Cl A2, 4.980%, 07/25/34	992	989
First Horizon Alternative Mortgage Securities, Ser 2005-AA3, Cl 2A1, 5.185%, 05/25/35(b)	2,143	1,306
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.402%, 09/25/35(b)	1,994	1,372
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 4.360%, 08/25/34(b)	2,538	2,354
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.404%, 06/10/36	2,776	2,755
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	4,810	4,714

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	2,000	1,959
GSR Mortgage Loan Trust, Ser 2007-AR1, Cl 2A1, 5.997%, 03/25/37(b)	2,695	2,165
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	3,680	3,612
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	4,500	4,390
MASTR Adjustable Rate Mortgages Trust, Ser 2007-1, Cl 2A1, 5.966%, 11/25/36(b)	3,808	2,927
MASTR Alternative Loans Trust, Ser 2004-5, Cl 4A1, 5.500%, 07/25/19(b)	4,066	3,685
Morgan Stanley Capital I, Ser 1998-XL2, Cl A2, 6.170%, 10/03/34	613	612
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A1, 5.195%, 03/12/44	706	696
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 4.038%, 04/25/34	1,893	1,856
Residential Accredit Loans, Inc., Ser 2003-QS17, Cl CB3, 5.500%, 09/25/33	1,680	1,673
Residential Funding Mortgage Securities I, Ser 2004-S3, Cl A1, 4.750%, 03/25/19	3,373	3,180
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 5.111%, 08/25/22(b)	2,569	2,315
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	3,948	3,870
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-S, Cl A5, 3.552%, 09/25/34(b)	3,420	3,352
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	3,446	3,398
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36(b)	3,247	3,045
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.238%, 04/25/36(b)	3,834	3,498

Total Collateralized Mortgage Obligations		99,880

Corporate Bonds (36.1%)
Aerospace/Defense (1.5%)
Boeing Co. (The), 9.750%, 04/01/12	3,450	3,934
Raytheon Co., 4.850%, 01/15/11	2,000	2,027

		5,961

Auto Parts & Equipment (0.3%)
Johnson Controls, Inc., 5.250%, 01/15/11	1,250	1,264

Banks (6.4%)
American Express Bank, 3.489%, 04/26/10(b)	4,300	3,990
Bank of America Corp., 7.400%, 01/15/11	4,455	4,364
Deutsche Bank AG, 4.875%, 05/20/13	2,325	2,221
JPMorgan Chase & Co., 6.750%, 02/01/11	4,555	4,570
U.S. Banccorp, Ser P, 4.500%, 07/29/10, MTN	3,515	3,585
Wachovia Corp., 6.375%, 02/01/09	3,000	2,879
Wells Fargo & Co., 4.375%, 01/31/13	3,900	3,585

		25,194

Beverages (1.0%)
Diageo Capital PLC, 4.375%, 05/03/10	3,765	3,789

Consumer Discretionary (1.0%)
Philip Morris International, Inc., 4.875%, 05/16/13	3,965	3,908

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Consumer Staples (1.9%)
Avon Products, Inc., 7.150%, 11/15/09	2,195	2,243
Avon Products, Inc., 5.125%, 01/15/11	1,915	1,912
Kellogg Co., Ser B, 6.600%, 04/01/11	3,000	3,114

		7,269

Diversified Financial Services (13.8%)
Allstate Life Global Funding Trust, 5.375%, 04/30/13, MTN	1,190	1,149
American Express Credit Co., Ser C, 5.875%, 05/02/13, MTN	3,995	3,682
American Honda Finance Corp., 4.625%, 04/02/13, MTN(c)	2,000	1,851
Caterpillar Financial Services Corp., 4.150%, 01/15/10, MTN	3,565	3,522
Citigroup, Inc., 6.500%, 01/18/11	4,200	4,073
Citigroup, Inc., 6.500%, 08/19/13	905	804
CME Group, Inc., 5.400%, 08/01/13	2,000	2,006
Credit Suisse (USA), Inc., 5.250%, 03/02/11	3,395	3,354
General Electric Capital Corp., Ser A, 5.200%, 02/01/11, MTN	2,900	2,809
General Electric Capital Corp., Ser A, 6.000%, 06/15/12, MTN	2,875	2,775
Goldman Sachs Group, Inc. (The), 6.875%, 01/15/11	4,720	4,512
HSBC Finance Corp., 8.000%, 07/15/10	2,690	2,745
ING USA Global Trust, 4.500%, 10/01/10	2,500	2,510
International Lease Finance Corp., 5.750%, 06/15/11	3,250	2,342
Lehman Brothers Holdings, Inc., 5.625%, 01/24/13(e)	1,375	172
Lehman Brothers Holdings, Inc., Ser G, 4.250%, 01/27/10, MTN(d)(e)	3,050	381
Merrill Lynch & Co., Inc., 4.831%, 10/27/08	2,060	2,055
Merrill Lynch & Co., Ser C, 5.450%, 02/05/13(d)	1,920	1,730
MetLife Global Funding I, 5.125%, 04/10/13(c)	3,000	2,914
Morgan Stanley, 4.000%, 01/15/10	3,900	3,198
Prudential Financial, Inc., Ser D, 5.150%, 01/15/13, MTN	4,020	3,802
Wells Fargo & Co., 4.200%, 01/15/10	1,725	1,701

		54,087

Health Care (0.7%)
Abbott Laboratories, 5.150%, 11/30/12	2,545	2,574

Industrials (2.2%)
Dover Corp., 6.500%, 02/15/11	3,385	3,570
Emerson Electric Co., 7.125%, 08/15/10	3,675	3,909
Ingersoll-Rand Global Holding Co. Ltd., 6.000%, 08/15/13	1,100	1,096

		8,575

Media (1.2%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	1,925	1,953
Cox Communications, Inc., 7.750%, 11/01/10	1,705	1,768
Time Warner, Inc., 6.750%, 04/15/11	1,155	1,152

		4,873

Oil & Gas (0.7%)
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	740	724
XTO Energy, Inc., 5.000%, 08/01/10	2,020	2,031

		2,755

Pipelines (1.3%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	1,650	1,695
DCP Midstream LLC, 7.875%, 08/16/10	1,405	1,439
ONEOK Partners LP, 7.100%, 03/15/11	886	905
Rockies Express Pipeline LLC, 6.250%, 07/15/13(c)	1,250	1,233

		5,272

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
REITS (0.2%)
Simon Property Group LP, 5.300%, 05/30/13	870	813

Retail (1.0%)
CVS Caremark Corp., 4.317%, 09/10/10(b)	825	823
Wal-Mart Stores, Inc., 6.875%, 08/10/09	3,080	3,163

		3,986

Software (1.0%)
Oracle Corp., 5.000%, 01/15/11	3,860	3,952

Telecommunication Services (1.0%)
AT&T, Inc., 4.950%, 01/15/13	1,125	1,077
Rogers Wireless, Inc., 9.625%, 05/01/11	1,868	2,002
SBC Communications, Inc., 4.125%, 09/15/09	915	908

		3,987

Transportation (0.5%)
Union Pacific Corp., 6.650%, 01/15/11	1,900	1,958

Utilities (0.4%)
American Electric Power Co., Inc., Ser C, 5.375%, 03/15/10	1,395	1,404

Total Corporate Bonds		141,621

Municipal Bond (1.1%)
Pennsylvania (1.1%)
Huntingdon County General Authority College, Juniata College Project, Ser A, RB, 8.250%, 05/01/26, LOC: PNC Bank N.A.(b)	4,114	4,114

Total Municipal Bond		4,114

U.S. Government Agencies (7.3%)
Fannie Mae (2.7%) 5.080%, 05/14/10, Callable 05/14/09 @ 100	2,275	2,306
3.375%, 05/19/11(d)	8,275	8,292

		10,598

Federal Home Loan Bank (2.2%)
5.250%, 08/05/09	8,500	8,646

Freddie Mac (2.4%)
5.125%, 11/24/10, Callable 11/24/08 @ 100	5,375	5,393
5.400%, 02/02/12, Callable 02/02/09 @ 100	3,850	3,878

		9,271

Total U.S. Government Agencies		28,515

U.S. Government Agency Mortgages (23.7%)
Fannie Mae (18.7%)
6.789%, 07/01/09	1,148	1,149
6.850%, 08/01/09	3,931	3,948
6.955%, 10/01/10(b)	2,932	3,023
7.010%, 11/01/10	2,973	3,072
7.010%, 12/01/10(b)	4,113	4,257
5.620%, 02/01/12	3,995	4,063
4.826%, 01/01/13	1,147	1,129
4.628%, 08/01/13	4,735	4,721
5.000%, 10/15/18	20,000	19,857
4.500%, 01/25/25	3,199	3,199
5.000%, 11/25/26	1,001	1,004
6.000%, 12/25/30	2,610	2,670
5.983%, 09/01/33(b)	396	403
5.817%, 10/01/33(b)	569	578
6.000%, 10/01/33	10,000	10,128
4.333%, 03/01/34(b)	1,342	1,355
4.672%, 05/01/35(b)	4,266	4,303
5.405%, 11/01/37(b)	4,183	4,229

		73,088

Freddie Mac (3.9%)
3.750%, 12/15/11	1,014	1,008
5.591%, 01/25/12(b)	2,114	2,146
4.500%, 08/15/19	79	78
4.500%, 10/15/28	2,187	2,186
4.278%, 03/01/34(b)	1,342	1,356
4.825%, 04/01/34(b)	864	882
6.209%, 09/01/36(b)	2,812	2,901
5.512%, 04/01/37(b)	4,702	4,781

		15,338

Ginnie Mae (1.1%)
6.008%, 02/16/24(b)	241	244
3.701%, 06/16/25	4,238	4,189

		4,433

Total U.S. Government Agency Mortgages		92,859

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Short-Term Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (8.2%)
U.S. Treasury Notes (8.2%)
2.000%, 02/28/10(d)	9,340	9,347
2.375%, 08/31/10(d)	17,260	17,393
4.500%, 02/28/11(d)	4,500	4,760
4.125%, 08/31/12	755	796

Total U.S. Treasury Obligations		32,296

Short-Term Investment (10.3%)
Credit Suisse Enhanced Liquidity Fund(e)	40,316,170	40,316

Total Short-Term Investment		40,316

Money Market Fund (3.6%)
RidgeWorth Institutional Cash Management Money Market Fund(f)	14,104,404	14,104

Total Money Market Fund		14,104

Total Investments — 119.9%
(Total Long Positions) (Cost $485,864)(g)		469,438

Liabilities in excess of other assets — (15.8)%		(61,920)
Short Positions (see summary below) (4.1)%		(15,955)

Net Assets — 100.0%		$391,563

Short Positions ((4.1)%)
U.S. Government Agencies Sold Short ((4.1)%)
Fannie Mae ((4.1)%) 5.500%, 10/14/38	(16,000)	(15,955)

Total U.S. Government Agencies Sold Short		(15,955)

Total Investment Securities Sold Short (Proceeds $16,137)		$(15,955)

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.3% of net assets as of September 30, 2008.

(d)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $39,661.

(e)	Security in default.

(f)	This security was purchased with cash collateral held from securities lending.

(g)	Affiliate investment.

(h)	Represents cost for financial reporting purposes.

MTN	— Medium Term Note

Open Futures Contracts

					Unrealized
		Notional	Expiration		Appreciation
Description	Type	Amount($)	Month	Contracts	(Depreciation)($)
U.S. 5YR Note	Short	(12,234)	12/08	109	(34)
U.S. 10YR Note	Short	(4,241)	12/08	37	12

					(22)

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Merrill Lynch & Co., Inc	Barclays Bank PLC	8,500	0.95	09/20/12	(1,291)
Merrill Lynch & Co., Inc	Barclays Bank PLC	(5,000)	1.06	09/20/17	546

					(745)

At September 30, 2008, liquid assets totaling $55,218, in thousands, have been designated as collateral for open swap agreements.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Short-Term U.S. Treasury Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (99.1%)
U.S. Treasury Notes (99.1%)
4.500%, 02/15/09	3,000	3,035
4.875%, 08/15/09	14,000	14,358
3.250%, 12/31/09(a)	11,700	11,894
2.000%, 02/28/10	9,500	9,507
2.375%, 08/31/10(a)	17,480	17,614
4.500%, 11/15/10	5,500	5,791
4.500%, 02/28/11(a)	7,000	7,405
4.625%, 02/29/12(a)	5,500	5,870

Total U.S. Treasury Obligations		75,474

Short-Term Investment (41.2%)
Credit Suisse Enhanced Liquidity Fund(b)	31,382,000	31,382

Total Short-Term Investment		31,382

Money Market Fund (4.4%)
Federated U.S. Treasury Cash Reserves Fund	3,336,874	3,337

Total Money Market Fund		3,337

Total Investments (Cost $108,972)(c) — 144.7%		110,193
Liabilities in excess of other assets — (44.7)%		(34,038)

Net Assets — 100.0%		$76,155

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $30,794.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Strategic Income Fund

	Shares or
	Principal
	Amount($)	Value($)
Bank Loans (3.8%)
Advertising (0.2%)
Tribune Co., 5.541%, 05/17/09(a)(b)	156	144

Diversified Financial Services (1.9%)
Clarke American Corp., 6.031%, 04/01/14(a)(b)	632	484
East Valley Tourist Development Authority, 10.311%, 08/06/14(b)(c)	1,100	957

		1,441

Telecommunication Services (1.7%)
Asurion Corp., 5.735%, 07/03/14(a)(b)	510	444
Wind Acquisition Holdings, 10.035%, 12/07/11(a)(b)	901	793

		1,237

Total Bank Loans		2,822

Corporate Bonds (26.7%)
Advertising (0.7%)
TL Acquisitions, Inc., 10.500%, 01/15/15, Callable 07/15/11 @ 105.25(a)	700	553

Aerospace/Defense (0.2%)
BE Aerospace, Inc., 8.500%, 07/01/18, Callable 07/01/13 @ 104.25	160	155

Auto Parts & Equipment (0.7%)
Tenneco, Inc., 8.625%, 11/15/14, Callable 11/15/09 @ 104.31	600	477
Tenneco, Inc., 8.125%, 11/15/15, Callable 11/15/11 @ 104.06	90	77

		554

Building (0.9%)
K Hovnanian Enterprises, Inc., 11.500%, 05/01/13, Callable 11/01/10 @ 102.00(a)	215	211
Nortek, Inc., 10.000%, 12/01/13, Callable 06/01/11 @ 105.00(a)	375	330
Texas Industries, Inc., 7.250%, 07/15/13, Callable 07/15/09 @ 103.63(a)	125	109
U.S. Concrete, Inc., 8.375%, 04/01/14, Callable 04/01/09 @ 104.19	50	39

		689

Chemicals (1.1%)
Axcan Intermediate Holdings, Inc., 12.750%, 03/01/16, Callable 03/01/12 @ 106.38(a)	805	797

Commercial Services (1.0%)
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/09 @ 104.69	625	553
Seitel Acquisition Corp., 9.750%, 02/15/14, Callable 02/15/11 @104.88	230	188

		741

Diversified Financial Services (2.0%)
Ford Motor Credit Co., 7.250%, 10/25/11	165	105
Ford Motor Credit Corp., 8.000%, 12/15/16	810	512
Hexion US Finance Corp., 7.304%, 11/15/14, Callable 11/15/08 @ 102(b)	75	54
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	650	514
NSG Holdings LLC, 7.750%, 12/15/25(a)	175	166
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/09 @ 104.56	160	144

		1,495

Diversified Minerals (0.8%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(a)	225	219
FMG Finance Property Ltd., 10.625%, 09/01/16(a)	380	373

		592

Electric (1.2%)
Aquila, Inc., 11.875%, 07/01/12(b)	205	227
Energy Future Holdings, 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(a)	270	243

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Strategic Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Electric—continued

IPALCO Enterprises, Inc., 7.250%, 04/01/16(a)	90	86
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13(a)	400	361

		917

Forest Products & Paper (0.1%)
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(a)	90	91

Health Care (3.6%)
Bausch & Lomb, Inc., 9.875%, 11/01/15, Callable 11/01/11 @ 104.94(a)	85	81
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105.00	120	122
Catalent Pharma Solutions, 9.500%, 04/15/15, Callable 04/15/11 @ 104.75	90	70
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	380	361
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	640	622
Health Management Associates, Inc., 6.125%, 04/15/16	205	164
Tenet Healthcare Corp., 7.375%, 02/01/13	500	455
U.S. Oncology, Inc., 9.000%, 08/15/12, Callable 11/10/08 @ 104.50	80	80
Universal Hospital Services, Inc., 6.303%, 06/01/15, Callable 06/01/09 @ 102(b)	720	634
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	125	117

		2,706

Household Products/Wares (0.5%)
Libbey Glass, Inc., 9.928%, 06/01/11, Callable 11/06/08 @ 107.50(b)	365	336

Insurance (0.3%)
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	210	183

Machinery Diversified (0.9%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	625	641

Materials (0.2%)
Novelis, Inc., 7.250%, 02/15/15, Callable 02/15/10 @ 103.63	135	117

Media (2.8%)
Charter Communications LLC, 8.375%, 04/30/14, Callable 04/30/09 @ 104.19(a)	205	181
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	725	710
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	495	408
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	175	153
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	100	88
Videotron, 9.125%, 04/15/18, Callable 04/15/13 @ 104.56(a)	110	111
XM Satellite Radio Holdings, Inc., 13.000%, 08/01/13(a)	750	443

		2,094

Miscellaneous Manufacturer (0.3%)
Koppers, Inc., 9.875%, 10/15/13, Callable 10/15/08 @ 104.94	181	186

Oil & Gas (3.7%)
Atlas Energy Resources LLC, 10.750%, 02/01/18, Callable 02/01/13 @ 105.38(a)	65	59
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	50	48
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	75	71

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Strategic Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas—continued

Connacher Oil & Gas, 10.250%, 12/15/15, Callable 12/15/11 @ 105.13(a)	645	619
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(a)	150	130
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	115	97
Newfield Exploration Co., 7.125%, 05/15/18, Callable 05/15/13 @ 103.56	95	83
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13	530	469
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(a)	230	200
Sabine Pass LNG LP, 7.500%, 11/30/16	910	710
United Refining Co., 10.500%, 08/15/12, Callable 10/24/08 @ 105.25	335	288

		2,774

Pipelines (1.1%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	125	114
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25	820	726

		840

Semiconductors (0.2%)
Freescale Semiconductor, 8.875%, 12/15/14, Callable 12/15/10 @ 104.44	205	141

Telecommunication Services (3.9%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19(a)	445	507
Cricket Communications, Inc., 9.375%, 11/01/14, Callable 11/01/10 @ 104.69	25	23
FairPoint Communications, Inc., 13.125%, 04/01/18, Callable 04/01/13 @ 106.56(a)	145	132
Intelsat Jackson Holdings Ltd., 9.500%, 06/15/16, Callable 06/15/11 @ 104.75(a)	25	23
Intelsat Subsidiary Holding Co., Ltd., 8.500%, 01/15/13, Callable 01/15/09 @ 104.25(a)	800	740
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	135	98
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	85	80
Nortel Networks Ltd., 10.750%, 07/15/16, Callable 07/15/11 @ 105.38(a)	70	43
Sprint Capital Corp., 7.625%, 01/30/11	215	196
Sprint Capital Corp., 8.375%, 03/15/12	60	54
Sprint Capital Corp., 6.900%, 05/01/19	160	124
Sprint Capital Corp., 8.750%, 03/15/32	135	105
Sprint Nextel Corp., 6.000%, 12/01/16	35	27
Telcordia Technologies, Inc., 6.541%, 07/15/12, Callable 10/24/08 @ 102(a)(b)	760	638
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(a)	75	74
Windstream Regatta Holdings, 11.000%, 12/01/17, Callable 12/01/12 @ 105.50(a)	120	67

		2,931

Transportation (0.5%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	335	298
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25(a)	100	90

		388

Total Corporate Bonds		19,921

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Strategic Income Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Foreign Government Bonds (23.4%)
Germany (23.4%)
Bundesobligation, 3.500%, 04/12/13	3,045	4,234
Bundesrepublik Deutschland, 4.250%, 07/04/18	2,685	3,847
Bundesrepublik Deutschland, 4.000%, 01/04/37	1,700	2,165
Bundesschatzanweisungen, 4.000%, 09/10/10	5,110	7,262

Total Foreign Government Bonds		17,508

U.S. Treasury Obligations (43.0%)
U.S. Treasury Bond (2.4%) 4.750%, 02/15/37	1,650	1,765

U.S. Treasury Notes (40.6%)
4.500%, 05/15/10(d)	5,490	5,717
2.500%, 03/31/13(d)	13,625	13,408
4.250%, 08/15/15	2,694	2,848
3.500%, 02/15/18	8,558	8,392

		30,365

Total U.S. Treasury Obligations		32,130

Short-Term Investments (28.1%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	1,977,936	1,978
Credit Suisse Enhanced Liquidity Fund (e)	18,996,754	18,997

Total Short-Term Investments		20,975

Total Investments (Cost $95,601) (f) — 125.0%		93,356
Liabilities in excess of other assets — (25.0)%		(18,646)

Net Assets — 100.0%		$74,710

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.6% of net assets as of September 30, 2008.

(b)	Variable or Floating Rate Security. Rate Disclosed is as of September 30, 2008.

(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The Illiquid securities held by the Fund as of September 30, 2008 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)
East Valley Tourist Development Authority	08/08/07	1,089	1,100	957	1.28

(d)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $18,784.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Represents cost for financial reporting purposes.

PIK	— Payment in-kind

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)

Abitibi Consolidated, Inc.	JPMorgan	500	4.50	06/20/09	(65)
Republic of Brazil	Barclays Bank PLC	1,055	1.67	10/20/13	(3)
Turkey	Barclays Bank PLC	(265)	2.88	10/20/13	(1)

					(69)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Strategic Income Fund — continued

Interest Rate Swaps

		Notional	(Pay)/Receive	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Floating Rate	Rate(%)	Date	Value($)

Fixed 1-Year FWD	UBS AG	1,121	Receive	6.71	8/12/10	5
Fixed 10-Year Israel	Citibank N.A.	156	Receive	5.78	8/20/18	(1)
Fixed 10-Year Norway	UBS AG	137	Receive	5.66	8/15/18	3
Fixed 130X1 TIIE	Barclays Bank PLC	326	Receive	9.06	9/10/18	4
Fixed 2-Year New Zealand Bill	UBS AG	584	Receive	7.24	8/13/10	3
Fixed 2-Year New Zealand Bill	UBS AG	580	Receive	7.27	9/4/10	4
Fixed 2-Year PLN	Barclays Bank PLC	591	Receive	6.04	10/1/10	—
Fixed 2-Year Sweden	UBS AG	567	Receive	5.09	9/2/10	4
Fixed 2-Year Sweden	Barclays Bank PLC	581	Receive	5.07	9/5/10	4
Fixed 2-Year Sweden	Barclays Bank PLC	3,861	Receive	5.07	9/8/10	25
Fixed 2-Year Sweden	UBS AG	5,716	Receive	4.96	9/15/10	23
Fixed 2-Year UK	Barclays Bank PLC	828	Receive	5.16	9/15/10	(1)
Fixed 26X1 TIIE	Citibank N.A.	5,244	Receive	8.92	8/13/10	41
Fixed 5 Year CLP	Citibank N.A.	258	Receive	7.85	9/9/13	7
Fixed 5-Year CLP	Citibank N.A.	256	Receive	7.74	8/19/13	5
Fixed 5-Year Euro	Barclays Bank PLC	250	Receive	4.58	8/28/13	(1)
Fixed DI 1/2/12	Citibank N.A.	369	Receive	14.17	1/2/12	—

						125

At September 30, 2008, liquid assets totaling $1,287 in thousands, have been designated as collateral for open swap agreements.

See Notes to Financial Statements.

At September 30, 2008 the Fund’s foreign currency contracts were as follows:

		Amount in	Contract		Unrealized
	Delivery	Local	Value in	Market	Appreciation
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	10/08/08	249	225	197	28
Brazilian Real	10/08/08	216	132	114	18
Brazilian Real	12/15/08	168	90	87	3
Brazilian Real	12/23/08	421	226	218	8
Brazilian Real	12/26/08	423	225	219	6
British Pound	10/22/08	68	135	121	14
British Pound	10/27/08	68	135	121	14
British Pound	11/04/08	46	90	81	9
Chilean Peso	10/08/08	46,755	91	85	6
Chilean Peso	12/02/08	16,854	223	211	12
Colombian Peso	11/20/08	171,900	90	78	12
Colombian Peso	12/10/08	185,850	90	84	6
Colombian Peso	12/10/08	94,275	45	43	2
Czech Republic Koruna	12/12/08	1,587	90	91	(1)
Euro	11/04/08	87	135	123	12
Euro	12/09/08	64	90	90	—
Euro	12/24/08	12,576	17,655	17,747	(92)
Euro	03/19/09	153	225	216	9
Indian Rupee	10/08/08	5,701	134	121	13
Japanese Yen	11/04/08	14,525	135	137	(2)
Malaysian Ringgit	10/06/08	354	110	103	7
Malaysian Ringgit	10/20/08	354	109	103	6
Malaysian Ringgit	10/20/08	732	222	213	9
Mexican Nuevo Peso	10/27/08	1,377	137	125	12
Norwegian Krone	10/15/08	1,215	223	206	17
Norwegian Krone	11/28/08	2,441	438	414	24
Phillipine Peso	11/06/08	5,958	134	127	7
Polish Zloty	12/12/08	220	90	91	(1)
Singapore Dollar	10/21/08	151	111	105	6
Singapore Dollar	10/21/08	151	110	105	5
Swedish Krona	11/28/08	1,449	225	210	15
Swedish Krona	12/11/08	610	90	88	2
Turkish Lira	11/07/08	163	133	127	6
Turkish Lira	11/12/08	61	45	48	(3)
Turkish Lira	11/12/08	60	45	47	(2)
Turkish Lira	11/12/08	60	45	47	(2)
Turkish Lira	11/12/08	119	90	92	(2)
Turkish Lira	11/12/08	119	90	91	(1)
Turkish Lira	12/12/08	59	45	45	—
Turkish Lira	12/12/08	115	90	88	2
Turkish Lira	12/19/08	59	45	46	(1)
Turkish Lira	12/26/08	1,080	825	827	(2)

Total Short Contracts			$23,713	$23,532	$181

Long:
Australian Dollar	10/08/08	249	225	198	(27)
Brazilian Real	10/08/08	216	135	113	(22)
Brazilian Real	12/15/08	168	92	87	(5)
Brazilian Real	12/23/08	421	225	218	(7)
Brazilian Real	12/26/08	423	225	219	(6)
British Pound	10/22/08	68	135	121	(14)
British Pound	10/27/08	68	134	121	(13)
British Pound	11/04/08	46	88	81	(7)
Chilean Peso	10/08/08	46,755	90	85	(5)
Chilean Peso	12/02/08	116,854	225	211	(14)
Colombian Peso	11/20/08	171,900	85	78	(7)
Colombian Peso	12/10/08	280,125	135	127	(8)
Czech Republic Koruna	12/12/08	1,587	92	91	(1)
Euro	11/04/08	87	134	123	(11)
Euro	12/09/08	64	89	89	—
Euro	12/24/08	153	225	216	(9)
Indian Rupee	10/08/08	5,701	135	121	(14)
Japanese Yen	11/04/08	14,525	135	137	2
Malaysian Ringgit	10/06/08	707	225	206	(19)
Malaysian Ringgit	10/20/08	732	225	213	(12)
Mexican Nuevo Peso	10/27/08	1,377	135	125	(10)
Norwegian Krone	10/15/08	1,215	225	207	(18)
Norwegian Krone	11/28/08	1,220	225	207	(18)
Norwegian Krone	11/28/08	1,221	225	207	(18)
Phillipine Peso	11/06/08	5,958	135	127	(8)
Polish Zloty	12/12/08	220	92	91	(1)
Singapore Dollar	10/21/08	302	225	210	(15)
Swedish Krona	11/28/08	1,449	220	209	(11)
Swedish Krona	12/11/08	610	90	88	(2)
Turkish Lira	11/07/08	163	135	127	(8)
Turkish Lira	11/12/08	121	92	95	3
Turkish Lira	11/12/08	179	134	139	5
Turkish Lira	12/12/08	115	90	89	(1)
Turkish Lira	12/19/08	237	183	182	(1)
Turkish Lira	12/26/08	1,080	830	827	(3)

Total Long Contract			$6,090	$5,785	$(305)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (3.3%)
Automobiles (1.6%)
Capital One Prime Auto Receivables Trust, Ser 2006-2, Cl A4, 5.022%, 07/15/12	1,812	1,784
Honda Auto Receivables Owner Trust, Ser 2006-3, Cl A4, 5.014%, 04/15/12	1,985	1,970
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A4, 5.210%, 03/17/14	909	876
Nissan Auto Receivables Owner Trust, Ser 2008-A, Cl A4, 4.280%, 06/16/14	2,687	2,523
USAA Auto Owner Trust, Ser 2008-1, Cl A3, 4.160%, 04/16/12	2,213	2,181

		9,334

Home Equity ABS (0.2%)
Chase Funding Mortgage Loan Asset-Backed, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	197	182
Citifinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33(a)	1,112	955
Soundview Home Equity Loan Trust, Ser 2001-1, Cl A, 6.765%, 04/15/31(a)	3	3

		1,140

Utility ABS (1.5%)
CNH Equipment Trust, Ser 2007-C, Cl A3A, 5.210%, 12/15/11	2,809	2,805
CNH Equipment Trust, Ser 2008-A, Cl A4A, 5.012%, 08/15/14	1,351	1,268
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	3,337	3,384
TXU Electric Delivery Transition Bond Co., Ser 2004-1, Cl A3, 5.290%, 05/15/18	1,007	973

		8,430

Total Asset-Backed Securities		18,904

Collateralized Mortgage Obligations (12.0%)
Asset Securitization Corp., Ser 1996-MD6, Cl A7, 8.631%, 11/13/29(a)	1,748	1,890
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl A4, 5.352%, 09/10/47(a)	3,500	3,177
Banc of America Mortgage Securities, Ser 2003-5, Cl 2A1, 5.000%, 07/25/18	1,657	1,595
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2001-TOP2, Cl A2, 6.480%, 02/15/35	4,516	4,527
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,447	1,471
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl A4, 5.400%, 07/15/44(a)	1,910	1,752
Commercial Mortgage Pass-Through Certificates, Ser 2005-C6, Cl A5A, 5.116%, 06/10/44(a)	1,911	1,728
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	1,325	1,251
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.613%, 02/15/34	1,235	1,240
Fannie Mae, Ser 2007-77, Cl TD, 5.500%, 01/25/36	338	326
Fannie Mae, Ser 2007-79, Cl TD, 5.000%, 01/25/34	1,865	1,768

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

Freddie Mac, Ser 3347, Cl AK, 5.000%, 07/15/37	4,510	4,485
Freddie Mac, Ser 3349, Cl HE, 5.500%, 07/15/36	3,500	3,418
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	2,950	2,962
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	930	870
Ginnie Mae, Ser 2007-27, Cl NV, 5.500%, 04/20/36	2,130	2,074
Ginnie Mae, Ser 2007-41, Cl PB, 5.500%, 09/20/36	2,337	2,272
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	1,656	1,660
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Cl A4, 4.918%, 10/15/42(a)	1,207	1,073
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP5, Cl A4, 5.345%, 12/15/44(a)	3,368	3,050
JPMorgan Chase Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	2,916	2,948
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.619%, 12/15/26	1,896	1,908
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4, 5.197%, 11/15/30(a)	2,558	2,331
Morgan Stanley Dean Witter Capital I, Ser 2000-1345, Cl A2, 7.460%, 09/03/15(a)(b)	2,031	2,154
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	2,825	2,844
Residential Accredit Loans, Inc., Ser 2002-QS18, Cl A1, 5.500%, 12/25/17	5,589	5,409
Specialty Underwriting & Residential Finance, Ser 2004-AA1, Cl 1A1, 5.000%, 10/25/34	507	492
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4, 5.384%, 10/15/44(a)	4,392	4,005
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S5, Cl 2A, 5.083%, 06/25/18	1,362	1,312
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	2,287	2,159

Total Collateralized Mortgage Obligations		68,151

Corporate Bonds (23.1%)
Aerospace/Defense (0.6%)
Boeing Co. (The), 5.125%, 02/15/13	1,208	1,206
Lockheed Martin Corp., 4.121%, 03/14/13	943	912
United Technologies Corp., 4.875%, 05/01/15	1,417	1,396

		3,514

Auto Manufacturers (0.2%)
DaimlerChrysler NA Holding Corp., 8.500%, 01/18/31(c)	1,082	1,087

Banks (1.4%)
Bank of America Corp., 7.400%, 01/15/11	3,072	3,009
Bank of America Corp., 5.375%, 09/11/12	1,230	1,145
Bank of New York Mellon, Ser G, 4.950%, 11/01/12	1,479	1,406
Bank of New York Mellon, Ser G, MTN, 4.500%, 04/01/13	660	618
Wells Fargo & Co., 4.375%, 01/31/13	2,145	1,972

		8,150

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Beverages (1.3%)
Coca-Cola Co., 5.350%, 11/15/17	1,881	1,859
Diageo Capital PLC, 5.200%, 01/30/13	760	756
PepsiCo, Inc., 5.000%, 06/01/18	3,012	2,908
SABMiller PLC, 6.200%, 07/01/11(b)	1,761	1,806

		7,329

Building Materials (0.2%)
Lafarge SA, 6.150%, 07/15/11	865	849
Martin Marietta Materials, Inc., 6.250%, 05/01/37	758	567

		1,416

Chemicals (0.4%)
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13	1,212	1,194
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	1,233	999

		2,193

Commercial Services (1.1%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	1,281	1,164
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,017	839
International Paper Co., 7.950%, 06/15/18	981	964
Veolia Environnement, 6.000%, 06/01/18	1,378	1,322
Xerox Corp., 5.500%, 05/15/12	775	739
Xerox Corp., 6.350%, 05/15/18	1,150	1,051

		6,079

Computers (0.3%)
Hewlett-Packard Co., 4.500%, 03/01/13	654	629
IBM Corp., 5.700%, 09/14/17	787	762
IBM Corp., 5.875%, 11/29/32	298	276

		1,667

Consumer Staples (0.4%)
Kellogg Co., 4.250%, 03/06/13	986	951
Kraft Foods, Inc., 6.125%, 08/23/18	1,190	1,111

		2,062

Diversified Financial Services (3.5%)
ABX Financing Co., 6.350%, 10/15/36(b)	875	723
AEP Texas Central Transition Funding, Ser A-3, 5.090%, 07/01/17	1,710	1,613
American Express Co., 6.150%, 08/28/17	1,136	967
CME Group, Inc., 5.400%, 08/01/13	1,272	1,276
Credit Suisse (USA), Inc., 6.125%, 11/15/11	982	966
Credit Suisse (USA), Inc., 6.500%, 01/15/12	633	625
Fund American Cos., Inc., 5.875%, 05/15/13	2,090	1,550
General Electric Capital Corp., Ser A, 5.450%, 01/15/13	1,097	1,025
HSBC Holdings PLC, 7.625%, 05/17/32	615	545
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	691	445
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,221	821
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	379	246
Janus Capital Group, Inc., 5.875%, 09/15/11	692	649
Lazard Group LLC, 7.125%, 05/15/15	2,084	1,809
Merrill Lynch & Co., Inc., MTN, 6.150%, 04/25/13	1,206	1,114
Merrill Lynch & Co., Inc., Ser C, MTN, 6.050%, 08/15/12	862	808
Northern Trust Co., 5.200%, 11/09/12	1,722	1,706
NYSE Euronext, 4.800%, 06/28/13	1,537	1,463
TIAA Global Markets, 5.125%, 10/10/12(b)	1,572	1,601

		19,952

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Electric (2.4%)
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	3,000	2,925
E.ON International Finance B.V., 5.800%, 04/30/18(b)	2,962	2,831
Enel Finance International, 6.800%, 09/15/37(b)	1,313	1,289
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,308	1,149
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,158	974
Nevada Power Co., Ser L, 5.875%, 01/15/15	388	366
Nevada Power Co., Ser R, 6.750%, 07/01/37	875	784
Oncor Electric Delivery Co., 7.000%, 05/01/32	812	648
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,336	1,179
Public Service Colorado, Ser 17, 6.250%, 09/01/37	735	676
Wisconsin Power & Light Co., 6.375%, 08/15/37	752	699

		13,520

Insurance (0.3%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13(b)	1,490	1,465

Materials (0.6%)
ArcelorMittal, 6.125%, 06/01/18(b)	1,566	1,387
Nucor Corp., 5.850%, 06/01/18	265	252
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	877	860
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	909	870

		3,369

Media (0.8%)
News America Holdings, Inc., 6.200%, 12/15/34	687	548
Thomson Reuters Corp., 5.950%, 07/15/13	320	320
Time Warner Cable, Inc., 5.850%, 05/01/17	3,077	2,711
Time Warner, Inc., 6.500%, 11/15/36	725	550
Viacom, Inc., 6.125%, 10/05/17	306	278

		4,407

Miscellaneous Manufacturer (1.5%)
Clorox Co., 5.450%, 10/15/12	569	567
General Electric Co., 5.000%, 02/01/13	3,183	2,932
General Electric Co., 5.250%, 12/06/17	900	787
Kimberly-Clark Corp., 6.125%, 08/01/17	2,022	2,025
Siemens Financierings NV, 6.125%, 08/17/26(b)	889	815
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,634	1,651

		8,777

Oil & Gas (1.2%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	834	799
Apache Corp., 6.000%, 01/15/37	695	587
Cameron International Corp., 6.375%, 07/15/18	515	481
ConocoPhillips, 5.900%, 10/15/32	517	469
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35(c)	889	676
Praxair, Inc., 4.625%, 03/30/15	1,897	1,765
Transocean, Inc., 6.000%, 03/15/18	485	453
Transocean, Inc., 6.800%, 03/15/38	1,107	1,016
Weatherford International, Inc., 6.500%, 08/01/36	833	718

		6,964

Pharmaceuticals (2.3%)
Abbott Laboratories, 5.600%, 11/30/17	2,393	2,319
AstraZeneca PLC, 6.450%, 09/15/37	2,285	2,185
Covidien International Finance SA, 6.000%, 10/15/17	1,417	1,400
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,824	1,732

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Pharmaceuticals—continued

Johnson & Johnson, 5.550%, 08/15/17	2,049	2,083
Merck & Co., Inc., 5.125%, 11/15/11(c)	833	870
Schering-Plough Corp., 6.550%, 09/15/37	1,066	976
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	601	526
Walgreen Co., 4.875%, 08/01/13	919	919

		13,010

Pipelines (1.4%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,390	1,427
Colonial Pipeline Co., 6.375%, 08/01/37(b)	1,785	1,578
El Paso Natural Gas, 5.950%, 04/15/17	476	421
Energy Transfer Partners, 7.500%, 07/01/38	1,440	1,358
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,107	1,063
Southern Natural Gas Co., 5.900%, 04/01/17(b)(c)	397	351
Trans-Canada Pipelines, 6.200%, 10/15/37	1,460	1,254
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18(b)	393	364

		7,816

Retail (1.0%)
J.C. Penney Corp., Inc., 5.750%, 02/15/18	254	213
Tesco PLC, 5.500%, 11/15/17(b)(c)	1,847	1,654
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,296	4,031

		5,898

Software (0.3%)
Intuit, Inc., 5.750%, 03/15/17	316	279
Oracle Corp., 5.750%, 04/15/18	1,755	1,630

		1,909

Telecommunication Services (1.9%)
AT&T, Inc., 4.950%, 01/15/13	1,403	1,344
AT&T, Inc., 5.100%, 09/15/14	1,484	1,388
AT&T, Inc., 6.450%, 06/15/34	740	635
Cisco Systems, Inc., 5.500%, 02/22/16	1,702	1,636
Comcast Corp., 6.450%, 03/15/37	735	593
Rogers Wireless, Inc., 7.500%, 03/15/15	805	818
Verizon Communications, Inc., 5.250%, 04/15/13	1,018	981
Verizon Communications, Inc., 5.550%, 02/15/16	1,284	1,183
Vodafone Group PLC, 5.500%, 06/15/11	2,206	2,186
Wal-Mart Stores, Inc., 5.250%, 09/01/35	428	342

		11,106

Total Corporate Bonds		131,690

Municipal Bonds (5.7%)
California (1.0%)
California State Department Water Resource Power Supply, Ser A, RB, 5.500%, 05/01/16, Prerefunded 05/01/12 @ 101, AMBAC	900	982
California State Department Water Resource Power Supply, Ser A, RB, 5.250%, 05/01/20, Prerefunded 05/01/12 @ 101, MBIA-IBC	2,220	2,405
Los Angeles California Unified School District, Ser D, GO, 5.500%, 07/01/21, Prerefunded 07/01/10 @ 100, FGIC	2,450	2,527

		5,914

Illinois (0.2%)
Chicago Illinois Board of Education, Ser C, GO, 5.000%, 12/01/31, Prerefunded 12/01/11 @ 100, FSA	1,140	1,205

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Indiana (0.6%)
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Ser A, RB, 5.250%, 07/01/33, Prerefunded 07/01/12 @ 100, MBIA	3,115	3,333

Nebraska (0.3%)
Lincoln Nebraska Electricity System, RB, 5.250%, 09/01/17, Prerefunded 09/01/11 @ 100	1,840	1,953

New York (0.4%)
Metropolitan Transportation Authority, Ser B, RB, 5.250%, 11/15/32, Prerefunded 11/15/13 @ 100	2,235	2,430

North Carolina (0.4%)
North Carolina State, Public Improvement, Ser A, GO, 5.000%, 03/01/18, Prerefunded 03/01/11 @ 102	1,865	2,004

Ohio (0.4%)
Cincinnati Ohio City School District, Classroom Facilities Construction & Improvement, GO, 5.000%, 12/01/31, Prerefunded 12/01/13 @ 100, FSA	2,135	2,286

Pennsylvania (0.2%)
Pennsylvania State Turnpike Commission, Registration Fee, RB, 5.125%, 07/15/23, Prerefunded 07/15/11 @ 101, AMBAC	965	1,029

South Carolina (0.6%)
Greenville County South Carolina School District Installment Purchase, Building Equity Sooner for Tomorrow, RB, 5.500%, 12/01/28, Prerefunded 12/01/12 @ 101	2,835	3,134

Texas (1.2%)
Austin Texas Water & Wastewater System, RB, 5.250%, 05/15/22, Prerefunded 05/15/11 @ 100, FSA	1,460	1,556
San Antonio Independent School District Building, Ser A, GO, 5.000%, 08/15/31, Prerefunded 08/15/11 @ 100, PSF-GTD	2,790	2,942
University of Texas Permanent University Fund, Ser B, RB, 4.750%, 07/01/30, Prerefunded 07/01/14 @ 100	2,140	2,264

		6,762

Washington (0.4%)
Clark County Washington School District No. 37, Vancouver, Ser B, GO, 5.750%, 12/01/15, Prerefunded 12/01/11 @ 100, SBG	1,180	1,276
Tacoma Washington Electric Systems, Ser A, RB, 5.750%, 01/01/18, Prerefunded 01/01/11 @ 101, FSA	1,055	1,131

		2,407

Total Municipal Bonds		32,457

U.S. Government Agency Mortgages (42.9%)
Fannie Mae (26.1%)
5.500%, 07/01/19	53	54
5.500%, 09/01/19	2,191	2,225
5.500%, 12/01/19	123	124
4.500%, 12/01/20	8,634	8,421
5.000%, 01/01/22	8,201	8,159
5.000%, 04/01/23	16,413	16,315
6.500%, 07/01/32	253	262
4.500%, 09/01/33	2,707	2,561
5.000%, 11/01/33	24,427	23,816
5.500%, 11/01/33	14,881	14,892
4.500%, 03/01/34	7,483	7,080
5.500%, 09/01/34	12,604	12,594
6.000%, 10/01/35	2,489	2,524
6.000%, 12/01/35	572	580
5.398%, 04/01/36(a)	1,877	1,914
5.397%, 06/25/36	2,297	2,341
5.619%, 12/01/36(a)	4,971	5,068

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)

Fannie Mae—continued

5.407%, 01/01/37(a)	4,465	4,550
5.586%, 01/01/37(a)	3,652	3,712
6.500%, 10/01/37	10,513	10,791
5.000%, 10/14/38	21,408	20,859

		148,842

Freddie Mac (6.7%)
5.500%, 12/01/18	79	80
4.500%, 06/01/19	539	530
4.500%, 07/01/19	7,290	7,151
4.500%, 02/01/20	874	861
5.500%, 07/01/22	2,530	2,549
5.500%, 11/01/22	3,356	3,381
5.500%, 07/15/27	1,471	1,499
5.500%, 11/15/28	2,487	2,542
5.500%, 05/15/29	2,466	2,520
5.500%, 01/15/30	3,847	3,933
6.000%, 07/01/34	1,747	1,774
6.500%, 02/01/38	3,455	3,547
6.000%, 09/01/38	7,650	7,751

		38,118

Ginnie Mae (10.1%)
6.000%, 01/15/38	3,063	3,113
6.000%, 04/15/38	12,937	13,137
5.500%, 08/20/38	21,263	21,230
6.000%, 09/15/38	12,937	13,148
6.000%, 09/15/38	6,848	6,960

		57,588

Total U.S. Government Agency Mortgages		244,548

U.S. Treasury Obligations (11.7%)
U.S. Treasury Bonds (1.0%)
4.375%, 02/15/38(c)	5,743	5,816

U.S. Treasury Notes (10.7%)
3.125%, 10/15/08	2,000	2,002
4.875%, 04/30/11	677	725
3.625%, 12/31/12(c)	24,488	25,338
3.375%, 06/30/13	3	3
3.875%, 05/15/18(c)	32,961	33,176

		61,244

Total U.S. Treasury Obligations		67,060

Short-Term Investment (12.3%)
Credit Suisse Enhanced Liquidity Fund(d)	70,060,900	70,061

Total Short-Term Investment		70,061

Money Market Fund (6.7%)
RidgeWorth Institutional Cash Management Money Market Fund(e)	38,310,165	38,310

Total Money Market Fund		38,310

Total Investments (Cost $682,473)(f) — 117.7%		671,181
Liabilities in excess of other assets — (17.7)%		(101,163)

Net Assets — 100.0%		$570,018

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.99% of net assets as of September 30, 2008.

(c)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $68,812.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FSA	— Security guaranteed by Financial Security Assurance

GO	— General Obligation

IBC	— Security guaranteed by Insurance Bond Certificate

MBIA	— Security guaranteed by Municipal Bond Insurance Association

MTN	— Medium Term Note

PSF-GTD	— Security guaranteed by Permanent School Fund Guarantee Program

RB	— Revenue Bond

SBG	— School Board Guaranty

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — continued

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Brunswick Corp.	Merrill Lynch	(560)	1.15	03/20/17	80
Brunswick Corp.	Credit Suisse First Boston	(1,040)	3.95	12/20/13	(2)
Capital One Financial Corp.	Citibank N.A.	(920)	3.10	09/20/13	13
Capital One Financial Corp.	Citibank N.A.	(680)	1.65	06/20/13	48
Centex Corp.	Credit Suisse First Boston	(560)	2.65	09/20/17	36
Centex Corp.	Merrill Lynch	(1,040)	5.05	09/20/13	(26)
FedEx Corp.	Credit Suisse First Boston	(1,600)	1.07	09/20/13	(8)
Gannett Co., Inc.	Credit Suisse First Boston	(1,040)	3.15	09/20/13	36
Gannett Co., Inc.	Citibank N.A.	(560)	0.81	06/20/17	89
Marriott International, Inc.	Credit Suisse First Boston	(1,600)	2.62	09/20/13	(7)
Masco Corp.	Merrill Lynch	(660)	2.20	06/20/13	14
Masco Corp.	Merrill Lynch	(940)	3.25	09/20/13	(20)
Republic of Brazil	Barclays Bank PLC	2,705	1.67	10/20/13	(7)
Simon Property Group, Inc.	Credit Suisse First Boston	(1,600)	1.64	09/20/13	—
Toll Brothers, Inc.	Merrill Lynch	(660)	2.65	06/20/13	(7)
Toll Brothers, Inc.	Merrill Lynch	(940)	2.95	09/20/13	(22)
Turkey	Barclays Bank PLC	(700)	2.88	10/20/13	(3)

					214

Interest Rate Swaps

		Notional	(Pay)/Receive	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Floating Rate	Rate(%)	Date	Value($)
Fixed 1-Year FWD	UBS AG	2,858	Receive	6.71	08/12/10	12
Fixed 10-Year Israel	Citibank N.A.	401	Receive	5.78	08/20/18	(3)
Fixed 10-Year Norway	UBS AG	351	Receive	5.66	08/15/18	9
Fixed 130X1 TIIE	Barclays Bank PLC	866	Receive	9.06	09/10/18	12
Fixed 2-Year New Zealand Bill	UBS AG	1,489	Receive	7.24	08/13/10	7
Fixed 2-Year New Zealand Bill	UBS AG	1,486	Receive	7.27	09/04/10	10
Fixed 2-Year PLN	Barclays Bank PLC	1,529	Receive	6.04	10/01/10	—
Fixed 2-Year Sweden	UBS AG	1,446	Receive	5.09	09/01/10	9
Fixed 2-Year Sweden	Barclays Bank PLC	1,462	Receive	5.07	09/05/10	10
Fixed 2-Year Sweden	Barclays Bank PLC	37,050	Receive	5.07	09/08/10	243
Fixed 2-Year Sweden	UBS AG	39,536	Receive	4.96	09/15/10	161
Fixed 2-Year UK	Barclays Bank PLC	2,117	Receive	5.16	09/15/10	(1)
Fixed 26X1 TIIE	Citibank N.A.	38,343	Receive	8.92	08/13/10	297
Fixed 5-Year CLP	Citibank N.A.	659	Receive	7.85	09/09/13	17
Fixed 5-Year CLP	Citibank N.A.	658	Receive	7.74	08/19/13	14
Fixed 5-Year Euro	Barclays Bank PLC	636	Receive	4.58	08/28/13	(3)
Fixed DI 1/2/12	Citibank N.A.	940	Receive	14.17	01/02/12	1

						795

At September 30, 2008, liquid assets totaling $25,880, in thousands, have been designated as collateral for open swap agreements.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Total Return Bond Fund — concluded

At September 30, 2008 the Fund’s foreign currency contracts were as follows:

		Contract
		Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	10/08/08	652	590	514	76
Brazilian Real	10/08/08	568	346	298	48
Brazilian Real	12/15/08	438	235	227	8
Brazilian Real	12/23/08	1,114	598	577	21
Brazilian Real	12/26/08	1,110	590	574	16
British Pound	10/22/08	179	355	319	36
British Pound	10/27/08	179	355	318	37
British Pound	11/04/08	119	235	212	23
Chilean Peso	10/08/08	124,680	243	226	17
Chilean Peso	12/02/08	301,223	574	543	31
Colombian Peso	11/20/08	439,300	230	200	30
Colombian Peso	12/10/08	474,950	230	215	15
Colombian Peso	12/10/08	240,925	115	109	6
Czech Republic Koruna	12/12/08	4,144	235	239	(4)
Euro	11/04/08	228	355	323	32
Euro	12/09/08	162	230	229	1
Euro	12/24/08	405	596	572	24
Indian Rupee	10/08/08	14,992	353	319	34
Japanese Yen	11/04/08	38,194	355	361	(6)
Malaysian Ringgit	10/06/08	1,920	581	558	23
Malaysian Ringgit	10/20/08	990	307	288	19
Malaysian Ringgit	10/20/08	990	305	288	17
Mexican Nuevo Peso	10/27/08	3,620	361	330	31
Norwegian Krone	10/15/08	3,104	570	528	42
Norwegian Krone	11/28/08	3,735	580	633	(53)
Norwegian Krone	11/28/08	6,292	1,129	1,068	61
Phillipine Peso	11/06/08	15,666	353	333	20
Polish Zloty	12/12/08	575	235	239	(4)
Singapore Dollar	10/21/08	420	307	292	15
Singapore Dollar	10/21/08	420	306	292	14
Swedish Krona	12/11/08	1,592	235	230	5
Turkish Lira	11/07/08	428	349	333	16
Turkish Lira	11/12/08	170	125	133	(8)
Turkish Lira	11/12/08	167	125	130	(5)
Turkish Lira	11/12/08	167	125	130	(5)
Turkish Lira	11/12/08	323	245	252	(7)
Turkish Lira	12/12/08	293	230	226	4
Turkish Lira	12/19/08	165	125	127	(2)
Turkish Lira	12/19/08	316	240	243	(3)
Turkish Lira	12/19/08	157	120	120	—
Turkish Lira	12/26/08	1,591	1,215	1,218	(3)

Total Short Contract			$14,988	$14,366	$622

Long:
Australian Dollar	10/08/08	652	589	516	(73)
Brazilian Real	10/08/08	568	355	298	(57)
Brazilian Real	12/15/08	438	241	227	(14)
Brazilian Real	12/23/08	1,114	595	577	(18)
Brazilian Real	12/26/08	1,110	590	574	(16)
British Pound	10/22/08	179	355	319	(36)
British Pound	10/27/08	179	352	318	(34)
British Pound	11/4/08	119	231	212	(19)
Chilean Peso	10/8/08	124,680	240	226	(14)
Chilean Peso	12/2/08	301,223	580	544	(36)
Colombian Peso	11/20/08	439,300	218	200	(18)
Colombian Peso	12/10/08	715,875	346	324	(22)
Czech Republic Koruna	12/12/08	4,144	241	239	(2)
Euro	11/4/08	228	352	323	(29)
Euro	12/09/08	162	228	229	1
Euro	12/24/08	405	595	572	(23)
Indian Rupee	10/8/08	14,992	355	319	(36)
Japanese Yen	11/04/08	38,194	355	361	6
Malaysian Ringgit	10/06/08	1,920	590	558	(32)
Malaysian Ringgit	10/20/08	1,980	630	577	(53)
Mexican Nuevo Peso	10/27/08	3,620	355	330	(25)
Norwegian Krone	10/15/08	3,104	575	528	(47)
Norwegian Krone	11/28/08	3,145	580	534	(46)
Norwegian Krone	11/28/08	3,147	580	534	(46)
Phillipine Peso	11/06/08	15,666	355	333	(22)
Polish Zloty	12/12/08	575	241	239	(2)
Singapore Dollar	10/21/08	839	625	585	(40)
Swedish Krona	11/28/08	3,735	568	541	(27)
Swedish Krona	12/11/08	1,592	236	230	(6)
Turkish Lira	11/7/08	428	355	333	(22)
Turkish Lira	11/12/08	490	368	381	13
Turkish Lira	11/22/08	337	255	261	6
Turkish Lira	12/12/08	293	229	226	(3)
Turkish Lira	12/19/08	638	492	490	(2)
Turkish Lira	12/26/08	1,591	1,223	1,218	(5)

Total Long Contracts			$15,075	$14,276	$(799)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (5.0%)
Automobile ABS (3.0%)
BMW Vehicle Owner Trust, Ser 2006-A, Cl A3, 5.130%, 09/27/10	375	375
Daimler Chrysler Auto Trust, Ser 2006-D, Cl A3, 4.980%, 02/08/11	556	555
Honda Auto Receivables Owner Trust, Ser 2005-6, Cl A3, 4.917%, 10/19/09	58	58
Honda Auto Receivables Owner Trust, Ser 2006-2, Cl A3, 5.300%, 07/21/10	255	256
Nissan Auto Receivables Owner Trust, Ser 2007-A, Cl A2, 5.220%, 09/15/09	16	17
USAA Auto Owner Trust, Ser 2006-4, Cl A3, 5.010%, 06/15/11	328	329
Volkswagen Auto Loan Enhanced Trust, Ser 2008-1, Cl A2, 3.710%, 04/20/11(a)	775	767

		2,357

Diversified Financial Services (1.7%)
Bank of America Credit Card Trust, Ser 2007-A7, Cl A7, 2.488%, 08/15/12(a)	750	728
Bank One Issuance Trust, Ser 2004-A1, Cl A1, 3.391%, 10/17/11	575	573

		1,301

Home Equity ABS (0.3%)
Residential Funding Mortgage Securities, Ser 2006-HSA1, Cl A1, 3.317%, 02/25/36(a)	355	257

Total Asset-Backed Securities		3,915

Certificates of Deposit (0.9%)
Diversified Financial Services (0.9%)
Societe Generale N.A., 2.920%, 12/01/08	675	673

Total Certificates of Deposit		673

Collateralized Mortgage Obligations (24.4%)
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.945%, 08/25/35(a)	322	273
Adjustable Rate Mortgage Trust, Ser 2005-7, Cl 7A21, 3.457%, 10/25/35(a)	297	195
Banc of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	473	469
Banc of America Mortgage Securities, Ser 2003-F, Cl 1A1, 5.137%, 07/25/33(a)	761	762
Banc of America Mortgage Securities, Ser 2004-1, Cl 3A1, 5.000%, 02/25/19	218	212
Bear Stearns Alternative-A Trust, Ser 2005-9, Cl 25A1, 5.674%, 11/25/35(a)	500	331
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.906%, 03/25/36(a)	602	372
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	474	468
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	216	208
CS First Boston Mortgage Securities Corp., Ser 1998-C2, Cl A2, 6.300%, 11/15/30(a)	30	30
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.221%, 07/15/36	1,005	990
CS First Boston Mortgage Securities Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	1,020	998
Deutsche Mortgage Securities, Inc., Ser 2004-5, Cl A2, 4.980%, 07/25/34	135	134
Fannie Mae, Ser 2003-35, Cl KA, 4.000%, 04/25/17	503	502
First Horizon Alternative Mortgage Securities, Ser 2005-AA3, Cl 2A1, 5.185%, 05/25/35(a)	529	323
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.402%, 09/25/35(a)	490	337
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 4.360%, 08/25/34(a)	808	749
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.404%, 06/10/36	617	612
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	500	490

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Collateralized Mortgage Obligations—continued

Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	225	220
GSR Mortgage Loan Trust, Ser 2007-AR1, Cl 2A1, 5.997%, 03/25/37(a)	206	165
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A1, 4.173%, 03/15/46	211	210
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A3, 4.071%, 09/15/26	634	616
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	500	488
MASTR Adjustable Rate Mortgages Trust, Ser 2007-1, Cl 2A1, 5.966%, 11/25/36(a)	251	193
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A2, 3.920%, 04/14/40	130	130
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A1, 5.195%, 03/12/44	391	386
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 4.038%, 04/25/34	605	594
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 5.111%, 08/25/22(a)	1,695	1,527
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	782	767
WAMU Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6, 3.796%, 06/25/34(a)	1,400	1,376
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-S, Cl A5, 3.552%, 09/25/34(a)	1,400	1,372
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR10, Cl 2A14, 4.121%, 06/25/35	755	739
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	388	382
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36(a)	742	696
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.238%, 04/25/36(a)	681	621

Total Collateralized Mortgage Obligations		18,937

Commercial Paper (2.9%)
Calyon North America, Inc., 2.738%, 11/25/08(b)	725	722
Greenwich Capital Holdings, 5.451%, 10/01/08(b)	1,500	1,500

Total Commercial Paper		2,222

Corporate Bonds (29.3%)
Aerospace/Defense (0.5%)
Raytheon Co., 4.850%, 01/15/11	175	178
United Technologies Corp., 4.375%, 05/01/10	250	254

		432

Auto Parts & Equipment (0.3%)
Johnson Controls, Inc., 5.250%, 01/15/11	200	202

Banks (7.1%)
American Express Bank, 3.489%, 04/26/10(a)	750	696
Bank of America Corp., 2.974%, 08/13/10(a)	850	818
Bank of America Corp., 7.400%, 01/15/11	400	392
Bank of New York Mellon Corp., Ser G, 3.784%, 06/29/10, MTN(a)	1,000	987
JPMorgan Chase & Co., 6.750%, 02/01/11	325	326
U.S. Bancorp, Ser P, 3.191%, 02/04/10, MTN(a)	825	815
UBS AG Stamford, 2.789%, 07/23/09(a)	760	753
Wachovia Corp., Ser G, 2.865%, 07/26/10(a)(c)	850	752

		5,539

Consumer Staples (0.3%)
Kellogg Co., Ser B, 6.600%, 04/01/11	250	260

Diversified Financial Services (11.2%)
Allstate Life Global Funding Trust, 3.409%, 02/26/10, MTN(a)	925	919
Caterpillar Financial Services Corp., 4.150%, 01/15/10, MTN	200	198

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

Caterpillar Financial Services Corp., 3.253%, 02/08/10, MTN(a)	650	650
Citigroup, Inc., 6.500%, 01/18/11	625	606
CME Group, Inc., 3.454%, 08/06/10(a)	770	768
Credit Suisse (USA), Inc., 5.250%, 03/02/11	350	346
General Electric Capital Corp., Ser A, 5.200%, 02/01/11, MTN	380	368
Goldman Sachs Group, Inc. (The), 6.875%, 01/15/11	500	478
Goldman Sachs Group, Inc. (The), Ser B, 3.869%, 06/28/10(a)	1,125	982
HSBC Finance Corp., 8.000%, 07/15/10	285	291
IBM International Group Capital LLC, 3.133%, 07/29/09(a)	950	933
International Lease Finance Corp., Ser Q, 5.450%, 03/24/11	200	150
JPMorgan Chase & Co., 2.959%, 01/17/11(a)	865	853
Lehman Brothers Holdings, Inc., 2.881%, 10/22/08(a)(e)	850	106
Lehman Brothers Holdings, Inc., Ser G, 4.250%, 01/27/10, MTN(e)	300	37
Merrill Lynch & Co., Inc., Ser C, 2.853%, 05/08/09(a)	650	633
Morgan Stanley, 4.000%, 01/15/10	500	410

		8,728

Industrials (1.2%)
Dover Corp., 6.500%, 02/15/11	225	237
Emerson Electric Co., 7.125%, 08/15/10	275	293
Ingersoll-Rand Global Holding Co., Ltd., 4.309%, 08/13/10(a)	425	424

		954

Information Technology (1.4%)
Hewlett-Packard Co., 3.210%, 09/03/09(a)	1,125	1,123

Insurance (2.6%)
Lincoln National Corp., 2.838%, 04/06/09(a)	1,000	991
Met Life Global Funding I, 3.961%, 06/25/10(a)(d)	1,000	998

		1,989

Media (0.8%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	250	254
Cox Communications, Inc., 7.750%, 11/01/10	175	181
Time Warner, Inc., 6.750%, 04/15/11	170	170

		605

Oil & Gas (0.5%)
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	195	191
XTO Energy, Inc., 5.000%, 08/01/10	200	201

		392

Pipelines (0.3%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	125	128
DCP Midstream LLC, 7.875%, 08/16/10	124	127

		255

Retail (0.3%)
CVS Caremark Corp., 4.317%, 09/10/10(a)	215	214

Software (0.3%)
Oracle Corp., 5.000%, 01/15/11	195	200

Telecommunication Services (1.2%)
AT&T, Inc., 2.894%, 02/05/10(a)	675	673
Rogers Wireless, Inc., 9.625%, 05/01/11	230	246

		919

Transportation (0.3%)
Union Pacific Corp., 6.650%, 01/15/11	200	206

Utilities (1.0%)
American Electric Power Co., Inc., Ser C, 5.375%, 03/15/10	200	201
Southern Co., Ser 08-A, 3.511%, 08/20/10(a)	555	554

		755

Total Corporate Bonds		22,773

U.S. Government Agencies (5.4%)
Fannie Mae (0.7%)
3.250%, 02/25/11, Callable 02/25/09 @ 100	550	547

Federal Farm Credit Bank (0.6%)
0.583%, 10/02/08(b)	500	500

Federal Home Loan Bank (2.9%)
5.250%, 06/12/09	1,250	1,267
3.000%, 06/11/10	1,000	996

		2,263

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Ultra-Short Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Freddie Mac (1.2%)
5.125%, 11/24/10, Callable 11/24/08 @ 100	425	427
5.400%, 02/02/12, Callable 02/02/09 @ 100	450	453

		880

Total U.S. Government Agencies		4,190

U.S. Government Agency Mortgages (26.7%)
Fannie Mae (16.4%)
6.789%, 07/01/09	809	810
4.500%, 01/25/25	372	372
5.193%, 05/01/32(a)	138	138
6.300%, 01/01/33(a)	523	534
6.537%, 01/01/33(a)	212	216
5.983%, 09/01/33(a)	271	276
5.817%, 10/01/33(a)	395	402
6.759%, 11/01/33(a)	696	707
4.333%, 03/01/34(a)	494	499
5.316%, 07/01/34(a)	503	504
6.021%, 12/01/34(a)	459	465
6.195%, 12/01/34(a)	337	338
5.982%, 02/01/35(a)	500	506
4.672%, 05/01/35(a)	723	729
4.231%, 07/01/35(a)	950	973
5.568%, 07/01/35(a)	416	420
5.161%, 08/01/35(a)	2,901	2,918
5.465%, 10/01/37(a)	923	932
5.405%, 11/01/37(a)	973	983

		12,722

Freddie Mac (8.6%)
3.750%, 12/15/11	312	311
4.375%, 04/15/15	324	324
4.000%, 05/15/15	1,047	1,045
5.000%, 09/15/15	221	222
5.500%, 04/15/26	247	251
4.139%, 08/01/33(a)	382	393
4.278%, 03/01/34(a)	644	651
4.825%, 04/01/34(a)	120	122
5.960%, 05/01/34(a)	1,197	1,191
6.061%, 02/01/35(a)	472	481
5.390%, 03/01/35(a)	803	817
6.209%, 09/01/36(a)	392	404
5.512%, 04/01/37(a)	529	538

		6,750

Ginnie Mae (1.7%)
6.008%, 02/16/24(a)	116	117
3.701%, 06/16/25	1,183	1,169

		1,286

Total U.S. Government Agency Mortgages		20,758

U.S. Treasury Obligations (2.6%)
U.S. Treasury Notes (2.6%)
2.000%, 02/28/10	210	211
2.375%, 08/31/10(f)	1,160	1,168
4.500%, 02/28/11	585	619

Total U.S. Treasury Obligations		1,998

Municipal Bond (1.1%)
Pennsylvania (1.1%)
Huntingdon County General Authority College, Juniata College Project, Ser A, RB, 8.250%, 05/01/26, LOC: PNC Bank N.A.(a)	885	885

Total Municipal Bond		885

Short-Term Investment (1.5%)
Credit Suisse Enhanced
Liquidity Fund(g)	1,190,450	1,190

Total Short-Term Investment		1,190

Money Market Fund (3.8%)
RidgeWorth Institutional Cash Management Money Market Fund(h)	2,959,199	2,959

Total Money Market Fund		2,959

Total Investments (Cost $83,400)(i) — 103.6%		80,500
Liabilities in excess of other assets — (3.6)%		(2,827)

Net Assets — 100.0%		$77,673

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Rate represents the effective yield at purchase.

(c)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.97% of net assets as of September 30, 2008.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.3% of net assets as of September 30, 2008.

(e)	Security in default.

(f)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $1,178.

(g)	This security was purchased with cash collateral held from securities lending.

(h)	Affiliate investment.

(i)	Represents cost for financial reporting purposes.

LOC	— Letter of Credit

MTN	— Medium Term Note

RB	— Revenue Bond

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (97.1%)
U.S. Treasury Bonds (18.6%)
4.625%, 02/15/17	25,235	26,854
8.000%, 11/15/21	12,600	17,240
6.250%, 08/15/23(a)	16,850	20,232
5.000%, 05/15/37(a)	23,375	26,003

		90,329

U.S. Treasury Notes (78.5%)
4.375%, 12/15/10(a)	47,936	50,382
4.500%, 02/28/11(a)	46,319	49,000
4.875%, 04/30/11(a)	88,700	94,922
4.625%, 02/29/12(a)	22,830	24,368
3.625%, 12/31/12(a)	37,000	38,283
2.750%, 02/28/13(a)	39,920	39,714
2.500%, 03/31/13(a)	15,943	15,688
4.250%, 08/15/14(a)	24,000	25,554
5.125%, 05/15/16(a)	39,800	43,799

		381,710

Total U.S. Treasury Obligations		472,039

Short-Term Investment (48.7%)
Credit Suisse Enhanced Liquidity Fund(b)	237,037,408	237,037

Total Short-Term Investment		237,037

Money Market Fund (3.3%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund(c)	16,270,875	16,271

Total Money Market Fund		16,271

Total Investments (Cost $715,964)(d) — 149.1%		725,347
Liabilities in excess of other assets — (49.1)%		(238,927)

Net Assets — 100.0%		$486,420

(a)	This security or a partial position of the security was on loan as of September 30, 2008. The total value of securities on loan as of September 30, 2008, in thousands, was $232,745.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agencies (1.8%)
Fannie Mae (0.3%)
0.750%, 10/01/08(a)	200	200
Federal Home Loan Bank(a) (1.5%)
0.750%, 10/01/08	720	720
0.500%, 10/02/08	600	600

		1,320

Total U.S. Government Agencies		1,520

U.S. Government Agency Mortgages (93.0%)
Fannie Mae (78.9%)
6.350%, 05/01/09	263	263
5.159%, 11/01/10	694	696
4.500%, 01/25/25	186	186
5.193%, 05/01/32(b)	157	157
6.300%, 01/01/33(b)	401	409
6.537%, 01/01/33(b)	347	353
4.655%, 04/01/33(b)	1,518	1,543
4.917%, 05/01/33(b)	258	260
4.943%, 07/01/33(b)	1,056	1,063
3.841%, 08/01/33(b)	144	147
5.983%, 09/01/33(b)	118	120
4.014%, 10/01/33(b)	2,063	2,092
4.289%, 10/01/33(b)	2,620	2,638
5.817%, 10/01/33(b)	169	172
6.759%, 11/01/33(b)	1,309	1,330
4.675%, 12/01/33(b)	617	624
4.333%, 03/01/34(b)	438	442
4.610%, 07/01/34(b)	721	730
4.764%, 07/01/34(b)	1,155	1,152
5.316%, 07/01/34(b)	515	516
4.663%, 08/01/34(b)	1,644	1,664
4.815%, 08/01/34(b)	5,040	5,105
5.838%, 08/01/34(b)	1,067	1,073
5.961%, 12/01/34(b)	403	408
6.021%, 12/01/34(b)	385	390
6.195%, 12/01/34(b)	792	794
5.840%, 01/01/35(b)	2,916	2,942
5.952%, 02/01/35(b)	3,259	3,297
5.982%, 02/01/35(b)	363	368
5.075%, 03/01/35(b)	1,662	1,662
5.059%, 04/01/35(b)	1,217	1,217
4.672%, 05/01/35(b)	868	875
4.282%, 06/01/35(b)	442	445
4.382%, 06/01/35(b)	1,043	1,048
4.231%, 07/01/35(b)	1,585	1,623
4.584%, 07/01/35(b)	2,447	2,484
5.568%, 07/01/35(b)	232	234
4.492%, 08/01/35	522	526
4.947%, 08/01/35(b)	1,464	1,480
5.161%, 08/01/35(b)	5,500	5,535
4.923%, 01/01/36	849	850
6.072%, 01/01/36(b)	1,709	1,752
5.006%, 02/01/36(b)	1,915	1,927
4.358%, 06/01/36(b)	4,093	4,117
5.601%, 07/01/36	1,200	1,221
5.465%, 10/01/37(b)	6,731	6,795
5.405%, 11/01/37(b)	2,364	2,390
4.993%, 12/01/40(b)	1,474	1,502

		68,617

Freddie Mac (13.3%)
5.500%, 05/15/09	268	271
3.750%, 12/15/11	133	132
4.000%, 05/15/15	595	594
5.000%, 09/15/15	74	74
4.139%, 08/01/33(b)	382	393
4.278%, 03/01/34(b)	356	360
4.825%, 04/01/34(b)	75	77
3.537%, 05/01/34(b)	1,246	1,255
5.180%, 05/01/34(b)	360	365
5.960%, 05/01/34(b)	413	411
4.176%, 07/01/34(b)	580	585
4.531%, 08/01/34(b)	750	754
5.877%, 10/01/34(b)	840	850
6.061%, 02/01/35(b)	437	445
6.182%, 02/01/35(b)	306	311
5.390%, 03/01/35(b)	1,771	1,800
6.209%, 09/01/36(b)	791	816
5.015%, 10/01/36(b)	1,413	1,426
5.512%, 04/01/37(b)	534	543

		11,462

Ginnie Mae (0.8%)
6.008%, 02/16/24(b)	29	29
3.701%, 06/16/25	710	701

		730

Total U.S. Government Agency Mortgages		80,809

Money Market Funds (5.0%)
Federated Government Obligations Money Market Fund	3,349,863	3,350
RidgeWorth Institutional U.S. Government Securities Money Market Fund(c)	1,000,000	1,000

Total Money Market Funds		4,350

Total Investments (Cost $86,513) (d) — 99.8%		86,679
Other assets in excess of liabilities — 0.2%		196

Net Assets — 100.0%		$86,875

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund — concluded

Open Futures Contracts at September 30, 2008:

					Unrealized
		Notional	Expiration		Appreciation
Description	Type	Amount($)	Month	Contracts	(Depreciation)($)
U.S. 2YR Bond	Short	(5,335)	12/08	25	(11)

					(11)

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (96.8%)
Virginia (96.8%)
Amherst County Service Authority, RB, 6.000%, 12/15/20, Callable 12/15/10 @ 102	500	503
Amherst County Service Authority, RB, 6.000%, 12/15/30, Callable 12/15/10 @ 102	1,750	1,733
Arlington County Industrial Development Authority, Hospital Facilities, RB, 5.500%, 07/01/17, Prerefunded 07/01/11 @ 101	2,225	2,390
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.250%, 01/01/10, Callable 11/10/08 @ 101, FSA	1,000	1,011
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.375%, 01/01/11, Callable 11/10/08 @ 101, FSA	2,785	2,817
Arlington County, GO, 5.000%, 03/15/15	4,950	5,306
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 01/01/16 @ 100, MBIA	2,890	2,777
Bristol Utility System, RB, 5.250%, 07/15/23, Callable 07/15/13 @ 100, MBIA	1,000	995
Chesapeake Water & Sewer Project, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465	2,517
Fairfax County Economic Development Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.700%, 10/01/24, Callable 10/01/17 @ 100	750	622
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Ser A, RB, BAN, 4.000%, 03/01/13, Callable 03/01/11 @ 100	1,725	1,740
Fairfax County, Ser B, GO, 5.000%, 10/01/12	3,250	3,470
Fauquier County, School Bonds, GO, 5.000%, 07/01/19, Callable 07/01/16 @ 100, MBIA	2,100	2,169
Front Royal & Warren County Development Authority, Ser B, RB, 5.000%, 04/01/23, Callable 04/01/14 @ 100, FSA	2,485	2,413
Greater Richmond Convention Center Authority, Hotel Tax, Center Expansion Project, RB, 6.125%, 06/15/25, Prerefunded 06/15/10 @ 101	1,240	1,324
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, MBIA	2,855	2,963
Hampton Golf Course, RB, 6.000%, 12/01/12	652	678
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23, Callable 04/01/18 @ 100	1,060	1,043
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24, Callable 04/01/18 @ 100	2,425	2,369
Hampton, Ser A, GO, 5.500%, 07/15/18, Callable 07/15/12 @ 101	1,275	1,343
Hampton, Ser A, GO, 5.000%, 04/01/22, Callable 04/01/15 @ 100, FGIC	1,640	1,627
Hanover County Industrial Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, MBIA	6,100	6,754
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.850%, 07/20/19, Callable 07/20/09 @ 102, GNMA	400	405
Henrico County Economic Development Authority, Public Facilities Lease, RB, 6.125%, 11/01/17, Callable 11/01/09 @ 102	1,280	1,346

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 5.000%, 06/01/10	690	684
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100	1,040	1,009
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 5.000%, 10/01/21, Callable 10/01/11 @ 100	1,375	1,228
Henrico County Economic Development Authority, Ser A, RB, 5.900%, 07/20/29, Callable 07/20/09 @ 102, GNMA	500	501
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, FSA	1,500	1,601
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, Callable 06/15/17 @ 100, FSA	2,215	2,202
Loudoun County Industrial Development Authority, Loudoun Hospital Center, RB, 6.000%, 06/01/22, Prerefunded 06/01/12 @ 101	1,000	1,103
Loudoun County Industrial Development Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, FSA	1,110	1,143
Loudoun County Industrial Development Authority, Residential Care Facilities, Ser A, RB, 6.000%, 08/01/24, Callable 08/01/14 @ 100	1,500	1,380
Loudoun County Industrial Development Authority, Residential Care Facilities, Ser B, RB, 5.000%, 08/01/28, Callable 08/01/09 @ 100, Putable Option 02/01/09 @ 100	1,100	1,096
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	3,165	3,106
Loudoun County, Ser B, GO, 5.000%, 06/01/14	3,500	3,758
Louisa Industrial Development Authority, Pollution Control, Virginia Electric & Power Co., RB, 5.250%, 12/01/08, Callable 11/08/08 @ 100	955	957
Lynchburg Industrial Development Authority Healthcare Facilities, Centra Health, RB, 5.000%, 01/01/09, Callable 12/08/08 @ 101, MBIA	500	502
Lynchburg Industrial Development Authority, Residential Care Facility, Westminster-Canterbury, RB, 4.875%, 07/01/21, Callable 07/01/17 @ 100	500	446
Metropolitan Washington DC Airports Authority, Airport System, Ser A, RB, AMT, 5.500%, 10/01/27, Callable 10/01/11 @ 101, MBIA	1,000	882
Montgomery County Industrial Development Authority, RB, 5.500%, 01/15/18, Callable 01/15/12 @ 101, AMBAC	1,865	1,922
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, FSA	2,225	2,254
New River Valley Regional Jail Authority, Regional Jail Facility, RB, 4.000%, 04/01/11, Callable 04/01/10 @ 100	1,000	1,004
Newport News, GO, 5.250%, 07/01/15	3,000	3,259
Orange County Economic Development Authority Lease, RB, 4.750%, 02/01/22, Callable 02/01/17 @ 100, Assured Guaranty	2,000	1,877

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Peninsula Ports Authority, Residential Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	3,520	4,151
Pittsylvania County, Ser B, GO, 5.625%, 03/01/15, Callable 03/01/11 @ 102, MBIA	1,000	1,056
Portsmouth, Ser A, GO, 5.000%, 04/01/14, MBIA	2,005	2,137
Portsmouth, Ser A, GO, 5.000%, 07/01/15, MBIA	2,285	2,441
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795	1,821
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/11 @ 102	1,000	986
Richmond, GO, 5.500%, 01/15/12, Callable 01/15/11 @ 101, FSA	2,500	2,642
Richmond, GO, 5.500%, 01/15/18, Callable 01/15/11 @ 101, FSA	3,755	3,912
Richmond, GO, 5.000%, 07/15/24, Callable 07/15/16 @ 100, FSA	1,435	1,418
Riverside Regional Jail Authority, Jail Facility, RB, 4.250%, 07/01/10, Callable 07/01/09 @ 100	2,000	2,026
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/13, Callable 07/01/12 @ 100, MBIA	2,000	2,119
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/14, Callable 07/01/12 @ 100, MBIA	2,000	2,105
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/16, Callable 07/01/12 @ 100, MBIA	1,000	1,029
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/18, Callable 07/01/12 @ 100, MBIA	2,000	2,041
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, MBIA	1,000	1,006
Roanoke, Ser B, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101	2,500	2,481
Spotsylvania County Water & Sewer, RB, 5.000%, 06/01/26, FSA	3,635	3,531
Stafford County & Staunton Industrial Development Authority, RB, 5.000%, 08/01/23, Callable 08/01/18 @ 100, XLCA	1,025	965
Stafford County & Staunton Industrial Development Authority, Ser B, RB, 5.000%, 08/01/25, Callable 08/01/17 @ 100, XLCA	3,330	3,100
Stafford County & Staunton Industrial Development Authority, Ser C, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, XLCA	2,165	2,172
Suffolk Industrial Development Authority, Retirement Facilities, First Mortgage — Lake Prince Center, RB, 5.150%, 09/01/24, Callable 09/01/16 @ 100	1,750	1,463
Tobacco Settlement Financing Corp., RB, 4.000%, 06/01/13, Prerefunded 06/01/09 @ 100	320	322
Tobacco Settlement Financing Corp., RB, 5.250%, 06/01/19, Prerefunded 06/01/09 @ 100	2,300	2,370
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Prerefunded 06/01/12 @ 100	3,500	3,666
Virginia Beach Development Authority, Ser A, RB, 5.375%, 08/01/16, Callable 08/01/12 @ 100	1,650	1,729
Virginia Beach, Ser B, GO, 5.000%, 05/01/13	2,500	2,671
Virginia Beach, Ser C, GO, 5.000%, 09/15/16	2,825	3,020

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Virginia College Building Authority, Educational Facilities Project, Ser A, RB, 5.000%, 02/01/15, Callable 02/01/14 @ 100	6,510	6,882
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Callable 01/01/16 @ 100	3,090	3,169
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100	3,000	3,142
Virginia College Building Authority, Educational Facilities, Public Higher Educational Financing Program, Ser B, RB, 5.000%, 09/01/13	3,000	3,204
Virginia Commonwealth Transportation Board, North Virginia Transportation District, Ser A, RB, 5.000%, 05/15/14	3,000	3,207
Virginia Commonwealth Transportation Board, Ser A, RB, 5.375%, 05/15/12, Callable 05/15/11 @ 100	1,000	1,050
Virginia Commonwealth University Health System Authority, Ser B, RB, 4.700%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	1,000	1,000
Virginia Housing Development Authority, Multifamily, Ser E, RB, AMT, 5.350%, 11/01/11, Callable 01/01/09 @ 101	1,250	1,277
Virginia Housing Development Authority, Multifamily, Ser H, RB, AMT, 5.625%, 11/01/18, Callable 11/01/09 @ 100	3,500	3,574
Virginia Housing Development Authority, Multifamily, Ser I, RB, AMT, 4.875%, 11/01/12, Callable 01/01/09 @ 101	1,950	1,964
Virginia Polytechnic Institute & State University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095	2,114
Virginia Public Building Authority, Public Facilities, Ser A, RB, 5.000%, 08/01/13	2,500	2,666
Virginia Public School Authority, 1997 Resolution, Ser A, RB, 5.000%, 08/01/18, Callable 08/01/13 @ 100	2,000	2,042
Virginia Public School Authority, 1997, Ser A, RB, 5.000%, 08/01/24, Callable 08/01/14 @ 100	1,365	1,340
Virginia Public School Authority, Ser B, RB, 5.000%, 08/01/13, Callable 08/01/10 @ 101	2,910	3,021
Virginia Public School Authority, Special Obligation, RB, 5.000%, 07/15/26, Callable 07/15/18 @ 100	2,220	2,156
Virginia Resource Authority, Senior Infrastructure, Ser B, RB, 5.000%, 11/01/26, Callable 11/01/14 @ 100	2,185	2,129
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser B, RB, 5.000%, 11/01/21, Callable 11/01/17 @ 100	1,230	1,226
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/16	2,030	2,161
Virginia Resources Authority, Infrastructure, Ser A, RB, 5.800%, 05/01/30, Prerefunded 05/01/11 @ 101, MBIA	1,500	1,621
Virginia State Housing Development Authority, Commonwealth Mortgage, Ser A-5, RB, AMT, 3.900%, 07/01/13, GO of Authority	1,200	1,156
Virginia State, Ser A, GO, 5.000%, 06/01/19, Callable 06/01/14 @ 100	3,170	3,240
Western Regional Jail Authority, Jail Facilities, RB, 4.125%, 12/01/09, Callable 12/01/08 @ 100	750	751
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, MBIA	2,255	2,108

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Intermediate Municipal Bond Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Winchester, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, FGIC	2,000	2,056
York County Industrial Development Authority, Pollution Control Project, RB, 5.500%, 07/01/09, Callable 11/08/08 @ 100	740	742

Total Municipal Bonds		199,607

Money Market Fund (2.9%)
Federated Virginia Municipal Cash Trust, Institutional Class	5,922,290	5,922

Total Money Market Fund		5,922

Total Investments (Cost $207,786)(b) — 99.7%		205,529
Other assets in excess of liabilities — 0.3%		681

Net Assets — 100.0%		$206,210

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Represents cost for financial reporting purposes.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

BAN	— Bond Anticipation Note

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FSA	— Security guaranteed by Financial Security Assurance

GNMA	— Security guaranteed by Government National Mortgage Association

GO	— General Obligation

LOC	— Letter of Credit

MBIA	— Security guaranteed by Municipal Bond Insurance Association

RB	— Revenue Bond

XLCA	— Security guaranteed by XL Capital Assurance, Inc.

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (0.5%)
Automobile ABS (0.5%)
Ford Credit Auto Owner Trust, Ser 2008-B, Cl A1, 2.766%, 05/15/09	16,647	16,647
Nissan Auto Receivables Owner Trust, Ser 2008-B, Cl A1, 2.786%, 06/15/09	21,914	21,915
World Omni Auto Receivables Trust, Ser 2008-A A1, 2.922%, 03/16/09	5,388	5,388

Total Asset-Backed Securities		43,950

Certificates of Deposit (15.6%)
Banks (13.8%)
Australia & New Zealand Banking Group, 2.800%, 10/09/08	50,000	50,000
Bank of Nova Scotia, 2.880%, 02/25/09	50,000	50,000
Branch Banking & Trust Co., 2.835%, 01/30/09	75,000	75,000
Canadian Imperial Bank of Commerce, 2.830%, 11/26/08	45,300	45,301
Chase Bank USA N.A., 2.640%, 10/14/08	40,000	40,003
Citibank N.A., 2.750%, 11/26/08	51,500	51,500
Credit Suisse, 3.100%, 01/27/09	50,000	50,000
Dexia Delaware LLC, 2.680%, 11/18/08	45,000	45,000
HSBC Bank USA N.A., 3.120%, 12/15/08	50,000	49,993
HSBC Bank USA N.A., 3.040%, 02/27/09	45,000	45,004
Lloyds TSB Bank PLC, 2.660%, 10/06/08	50,000	50,000
Lloyds TSB Bank PLC, 2.620%, 11/07/08	45,000	45,000
Lloyds TSB Bank PLC, 2.900%, 01/20/09	50,000	50,000
Nordea Bank AB, 4.820%, 10/17/08	50,000	50,027
Nordea Bank AB, 2.630%, 12/05/08	45,000	45,000
Nordea Bank AB, 2.960%, 01/08/09	50,000	50,001
Royal Bank of Canada, 2.690%, 11/14/08	50,000	50,001
Royal Bank of Scotland, 2.960%, 11/03/08	50,000	50,008
Royal Bank of Scotland, 2.988%, 03/05/09(a)	31,500	31,500
Societe Generale, 2.866%, 03/02/09, YCD(a)	45,000	45,000
Toronto Dominion Bank, 2.610%, 10/20/08	50,000	50,009
Toronto-Dominion Bank, 2.830%, 11/20/08	52,800	52,801
Toronto-Dominion Bank, 2.950%, 01/21/09	30,000	30,001
Toronto-Dominion Bank, 2.930%, 02/06/09	50,000	50,002
Wachovia Bank N.A., 2.998%, 01/12/09(a)	25,000	25,000

		1,176,151

Diversified Financial Services (1.8%)
ASB Finance Corp., 3.178%, 07/13/09(a)(b)	50,000	50,000
San Paolo-IMI, 3.080%, 01/09/09	50,000	50,000
Societe Generale N.A., 2.920%, 12/01/08	50,000	50,000

		150,000

Total Certificates of Deposit		1,326,151

Commercial Paper (37.7%)
Banks (10.7%)
Banco Santander Central Hispano SA, 2.759%, 10/07/08(c)	50,000	49,977
Bank of Nova Scotia, 2.690%, 11/25/08(c)	45,000	44,816
BNP Paribas, 2.709%, 10/16/08(c)	50,000	49,944
BNP Paribas, 2.769%, 12/12/08(c)	50,000	49,725
BNP Paribas, 2.848%, 12/15/08(c)	75,000	74,559
Danske Corp., 2.738%, 12/03/08(b)(c)	45,000	44,786
DnB Nor Bank ASA, 2.794%, 11/03/08(b)(c)	50,000	49,874
DnB Nor Bank ASA, 2.888%, 01/14/09(b)(c)	45,000	44,625

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Banks—continued

DnB Nor Bank ASA, 3.005%, 03/13/09(b)(c)	45,000	44,397
European Investment Bank, 2.248%, 11/19/08(c)	70,000	69,787
Goldman Sachs Group, Inc., 1.500%, 10/01/08(c)	59,887	59,887
HSBC USA, Inc., 2.708%, 10/23/08(c)	50,000	49,918
HSBC USA, Inc., 2.582%, 11/12/08(c)	42,925	42,796
HSBC USA, Inc., 2.994%, 03/10/09(c)	45,000	44,410
PNC Bank N.A., 3.025%, 03/05/09(c)	44,300	43,732
Royal Bank of Canada, 2.648%, 12/09/08(c)	45,000	44,773
Scotiabanc, Inc., 2.708%, 10/06/08(b)(c)	50,000	49,981
State Street Corp., 2.563%, 10/08/08(c)	50,000	49,975

		907,962

Consumer Discretionary (2.4%)
BMW US Capital LLC, 0.750%, 10/01/08(b)(c)	20,000	20,000
Nokia Corp., 2.410%, 10/06/08(b)(c)	65,000	64,976
Nokia Corp., 2.465%, 10/29/08(b)(c)	50,000	49,905
Nokia Corp., 2.445%, 12/03/08(b)(c)	45,000	44,808
Procter & Gamble Co., 2.232%, 10/10/08(b)(c)	25,600	25,586

		205,275

Diversified Financial Services (21.6%)
Allianz Finance Corp., 2.611%, 10/24/08(b)(c)	35,000	34,942
Barclays US Funding LLC, 2.977%, 11/28/08(c)	50,000	49,763
Calyon North America, Inc., 2.662%, 11/12/08(c)	50,000	49,845
Caterpillar Financial Services Corp., 0.750%, 10/01/08(c)	78,900	78,900
CBA Finance, 2.717%, 10/07/08(c)	50,000	49,978
CME Group, Inc., 2.255%, 10/10/08(b)(c)	45,000	44,975
Export Development Corp., 2.685%, 03/05/09(c)	35,000	34,601
General Electric Capital Corp., 2.516%, 11/04/08(c)	65,000	64,847
General Electric Capital Corp., 2.743%, 02/09/09(c)	45,000	44,556
Greenwich Capital Holdings, 3.072%, 01/15/09(c)	40,000	39,643
ING (U.S.) Funding LLC, 2.679%, 10/02/08(c)	50,000	49,996
ING (U.S.) Funding LLC, 2.597%, 11/10/08(c)	50,000	49,856
ING (U.S.) Funding LLC, 2.897%, 12/02/08(c)	50,000	49,759
ING (U.S.) Funding LLC, 2.887%, 01/05/09(c)	45,000	44,657
ING (U.S.) Funding LLC, 3.024%, 03/06/09(c)	30,000	29,613
International Lease Finance Corp., 2.886%, 10/03/08(c)	45,000	44,993
John Deere Capital Corp., 2.250%, 10/01/08(b)(c)	10,000	10,000
JPMorgan Chase & Co., 2.430%, 11/10/08(c)	45,000	44,879
National Australian Funding, 2.769%, 10/30/08(b)(c)	40,000	39,912
New York Life Insurance Capital Corp., 2.257%, 10/16/08(b)(c)	31,324	31,295
Nordea North America, Inc., 2.678%, 11/05/08(c)	40,000	39,897
Novartis Finance, 0.750%, 10/01/08(b)(c)	30,000	30,000
Novartis Finance, 1.500%, 10/07/08(b)(c)	22,000	21,995
Novartis Finance, 2.284%, 10/20/08(b)(c)	38,300	38,254
Novartis Finance, 2.262%, 11/18/08(b)(c)	50,000	49,850
PACCAR Financial Corp., 2.000%, 10/01/08(c)	20,300	20,300
PACCAR Financial Corp., 2.001%, 10/02/08(c)	19,950	19,949
PACCAR Financial Corp., 1.850%, 10/03/08(c)	27,500	27,497
Rabobank USA Finance Corp., 2.637%, 10/21/08(c)	50,000	49,927

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

San Paolo-IMI US Financial Co., 2.641%, 10/02/08(c)	50,000	49,996
San Paolo-IMI US Financial Co., 2.790%, 11/05/08(c)	50,000	49,868
San Paolo-IMI US Financial Co., 3.181%, 12/17/08(c)	50,000	49,665
Swiss Re Financial Products Corp., 2.747%, 10/28/08(b)(c)	50,000	49,898
Swiss Re Treasury US Corp., 2.749%, 10/09/08(b)(c)	33,000	32,980
Swiss Re Treasury US Corp., 2.776%, 11/17/08(b)(c)	50,000	49,820
Swiss Re Treasury US Corp., 3.055%, 02/02/09(b)(c)	35,000	34,637
Swiss Re Treasury US Corp., 3.109%, 02/20/09(b)(c)	45,000	44,457
UBS Finance Delaware LLC, 2.404%, 10/08/08(c)	23,775	23,764
Unilever Capital Corp., 0.750%, 10/01/08(b)(c)	20,000	20,000
Unilever Capital Corp., 2.854%, 12/19/08(b)(c)	50,000	49,693
Wal-Mart Funding Corp., 3.504%, 10/07/08(b)(c)	50,000	49,971
Wal-Mart Funding Corp., 3.359%, 10/23/08(b)(c)	40,000	39,918
Westpac Banking Corp., 2.698%, 10/08/08(b)(c)	6,000	5,997
Westpac Banking Corp., 2.756%, 11/10/08(b)(c)	50,000	49,848
Westpac Banking Corp., 3.455%, 06/18/09(b)	50,000	50,003

		1,835,194

Health Care (1.3%)
AstraZeneca PLC, 2.532%, 10/17/08(b)(c)	50,000	49,944
AstraZeneca PLC, 2.565%, 03/13/09(b)(c)	54,000	53,389
Pfizer, Inc., 1.500%, 10/01/08(b)(c)	7,000	7,000

		110,333

Industrials (0.4%)
Illinois Tool Works, Inc., 2.000%, 10/02/08(c)	30,000	29,998

Oil & Gas (1.3%)
ConocoPhillips, 1.500%, 10/01/08(b)(c)	110,000	110,000

Total Commercial Paper		3,198,762

Corporate Bonds (16.1%)
Banks (7.1%)
Commonwealth Bank of Australia, 2.953%, 06/04/09(a)(b)	71,000	71,000
PNC Bank N.A., 3.669%, 12/29/08(a)	90,000	89,937
Rabobank, 2.841%, 08/04/09, MTN(a)(b)	50,000	50,000
U.S. Bank N.A., 2.640%, 11/21/08	97,900	97,900
U.S. Bank N.A., 2.890%, 01/20/09	45,000	45,000
U.S. Bank N.A., 2.950%, 02/06/09	45,000	45,000
Wachovia Bank N.A., 3.625%, 02/17/09	30,000	30,011
Wells Fargo Bank N.A., 2.420%, 10/03/08	45,000	45,000
Wells Fargo Bank N.A., 2.570%, 10/31/08	60,000	60,000
Wells Fargo Bank N.A., 3.130%, 08/19/09(a)	70,000	70,000

		603,848

Diversified Financial Services (6.3%)
American Honda Finance Corp., 2.913%, 04/02/09, MTN(a)(b)	50,000	50,000
Eksportfinans ASA, 2.674%, 08/13/09, MTN(a)	70,000	70,000
General Electric Capital Corp., Ser A, 3.125%, 04/01/09, MTN	50,000	50,098
Procter & Gamble International Funding SCA, 2.879%, 02/19/09(a)	50,000	50,000
Rabobank USA Finance Corp., 2.811%, 01/15/09(a)(b)	75,000	74,994
Toyota Motor Credit Corp., 2.210%, 02/12/09, MTN(a)	85,000	85,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

Toyota Motor Credit Corp., 2.509%, 09/11/09, MTN(a)	50,000	50,000
Toyota Motor Credit Corp., Ser B, 2.731%, 06/02/09, MTN(a)	71,700	71,700
Westpac Banking Corp., 3.011%, 05/26/09(a)	38,000	37,994

		539,786

Insurance (1.9%)
New York Life Global Funding, 2.904%, 05/13/09, MTN(a)(b)	100,000	100,000
New York Life Global Funding, 2.985%, 09/04/09, MTN(a)(b)	58,500	58,500

		158,500

Oil & Gas (0.7%)
BP AMI Leasing, Inc., 3.486%, 06/26/09(a)(b)	57,000	57,002

Retail (0.1%)
Wal-Mart Stores, Inc., 3.375%, 10/01/08	10,000	10,000

Total Corporate Bonds		1,369,136

Master Notes (4.2%)
Banks (3.4%)
Bank of America Corp., 7.100%(a)(d)	285,635	285,635

Promissory Note (0.8%)
SunTrust Banks, Inc. Promissory Note, 3.506%, 09/30/09(a)(e)(f)	70,000	70,000

Total Master Notes		355,635

U.S. Government Agencies (5.2%)
Federal Home Loan Bank (5.2%)
1.501%, 10/14/08(c)	60,000	59,967
2.002%, 10/17/08(c)	60,000	59,947
2.203%, 10/20/08(c)	100,000	99,884
2.204%, 10/21/08(c)	150,000	149,817
2.581%, 11/04/08(a)	50,000	50,000
2.650%, 06/04/09	25,000	24,977

		444,592

Total U.S. Government Agencies		444,592

Repurchase Agreements (4.5%)
ABN AMRO Bank N.V., 1.315%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $70,292 (collateralized by U.S. Treasury Obligation; 5.250%-8.000%, due 11/15/21-02/15/29; total market value $71,695)	70,290	70,290
BNP Paribas, 1.715%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $47,179 (collateralized by U.S. Government Agencies; DN-6.625%, due 11/24/08-11/15/30; total market value $48,121)	47,177	47,177
Deutsche Bank, 1.965%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $9,175 (collateralized by FHLB; 5.250%, due 10/15/12; total market value $9,361)	9,174	9,174
HSBC Securities, Inc., 1.715%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $173,366 (collateralized by U.S. Government Agencies; DN-6.030%, due 10/08/08-10/08/27; total market value $176,834)	173,363	173,363
UBS Warburg LLC, 1.065%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $80,084 (collateralized by U.S. Government Agency; DN, due 01/15/19; total market value $81,686)	80,083	80,083

Total Repurchase Agreements		380,087

Money Market Funds (8.8%)
Dreyfus Cash Management	250,000,000	250,000
Federated Prime Cash Obligations Fund	250,000,000	250,000
Federated Prime Obligations Fund	250,000,000	250,000

Total Money Market Funds		750,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Prime Quality Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Time Deposits (7.3%)
BNP Paribas, 4.000%(a)	270,144	270,144
Societe Generale, 2.000%(a)	350,087	350,087

Total Time Deposits		620,231

Total Investments (Cost $8,488,544)(g) — 99.9%		8,488,544
Other assets in excess of liabilities — 0.1%		10,742

Net Assets — 100.0%		$8,499,286

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 22.9% of net assets as of September 30, 2008.

(c)	Rate represents the effective yield at purchase.

(d)	Perpetual maturity.

(e)	Affiliate Investment.

(f)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The Illiquid securities held by the Fund as of September 30, 2008 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)

SunTrust Banks, Inc.	09/19/08	70,000	70,000	70,000	0.82

(g)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	— Discount Note

FHLB	— Federal Home Loan Bank

MTN	— Medium Term Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (95.4%)
Alabama (2.1%)
Lower Alabama Gas, District Gas Supply, Class A, RB, 8.290%, 11/01/09, LOC: Societe Generale(a)(b)	4,820	4,820
Montgomery Industrial Development Board Pollution Control & Solid Waste Disposal, General Electric Co. Project, RB, 5.200%, 05/01/21(a)	7,900	7,900
Vanderbilt University, 1.450%, 10/06/08	16,575	16,574
West Jefferson Industrial Development Board Pollution Control, Alabama Power Co. Project, RB, 5.500%, 06/01/28(a)	9,400	9,400

		38,694

Alaska (1.0%)
Alaska State Housing Finance Corp., Governmental Purpose, University of Alaska, Ser A, RB, 9.000%, 12/01/27, LOC: GO of Corp.(a)	18,100	18,100

Arizona (0.3%)
Salt River Project Agricultural Improvement & Power District Electric System, Ser C, RB, 6.500%, 01/01/09	6,000	6,071

California (1.2%)
Los Angeles Unified School District, Tax & Revenue Anticipation Notes, Ser A, GO, 3.000%, 07/30/09	6,000	6,072
San Mateo County Community College District, GO, 4.690%, 09/01/38, Callable 09/01/16 @ 100, LOC: Citibank N.A.(a)(b)	15,000	15,000

		21,072

Colorado (3.8%)
Castle Rock, COP, 8.500%, 09/01/37, LOC: Wells Fargo Bank N.A.(a)	15,000	15,000
Colorado Educational & Cultural Facilities Authority, National Jewish BD Program, RB, 4.250%, 09/01/35, LOC: U.S. Bank N.A.(a)	30,590	30,590
Colorado Educational & Cultural Facilities Authority, National Jewish BD Program, RB, 4.250%, 07/01/36, LOC: JPMorgan Chase Bank(a)	8,120	8,120
Colorado Educational & Cultural Facilities Authority, National Jewish Federation, Ser A13, RB, 4.500%, 05/01/38, LOC: Bank of America N.A.(a)	14,800	14,800

		68,510

Delaware (3.6%)
Delaware State Economic Development Authority, Peninsula United, Ser A, RB, 5.000%, 05/15/37, LOC: PNC Bank N.A.(a)	17,000	17,000
Delaware State Economic Development Authority, Ser A, RB, 8.020%, 12/01/15, LOC: JPMorgan Chase Bank(a)	25,000	25,000
Delaware State Economic Development Authority, Ser B, RB, 8.020%, 12/01/15, LOC: JPMorgan Chase Bank(a)	8,550	8,550
Delaware State Economic Development Authority, Ser C, RB, 8.000%, 12/01/15, LOC: JPMorgan Chase Bank(a)	14,000	14,000

		64,550

District of Columbia (3.1%)
District of Columbia, Center for Strategic & International Studies, Inc., RB, 8.250%, 03/01/38, LOC: PNC Bank N.A.(a)	6,730	6,730

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
District of Columbia—continued

District of Columbia, The Pew Charitable Trusts, Ser A, RB, 8.250%, 04/01/38, LOC: PNC Bank N.A.(a)	47,000	47,000
District of Columbia, Thurgood Marshall Center Trust, RB, 8.050%, 11/01/27, LOC: Branch Banking & Trust Co.(a)	3,095	3,095

		56,825

Florida (6.9%)
De Soto County Industrial Development, Tremron Project, RB, 8.250%, 11/01/15, LOC: Branch Banking & Trust Co.(a)	3,200	3,200
Florida State Board of Education, GO, 4.560%, 06/01/35, Callable 06/01/17 @ 101, LOC: Citibank N.A.(a)(b)	24,800	24,800
Gainesville Florida Utilities System, Ser C, RB, 5.000%, 10/01/08	3,000	3,000
Miami-Dade County Industrial Development Authority, Gulliver Schools Project, RB, 7.270%, 09/01/29, LOC: Bank of America N.A.(a)	6,550	6,550
North Broward Hospital District, Ser A, RB, 7.870%, 01/15/31, LOC: TD Bank N.A.(a)	17,100	17,100
North Miami Health Care Facilities Revenue, Imperial Club Project, Ser A, RB, 6.750%, 01/01/33, Prerefunded 01/01/09 @ 103	16,800	17,490
Santa Rosa County Health Facilities Authority, Baptist Hospital, Inc. Project, RB, 7.250%, 10/01/21, LOC: Bank of America N.A.(a)	7,000	7,000
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Ser A, RB, 6.950%, 07/01/37, LOC: Northern Trust Co.(a)	8,875	8,875
Sunshine State Government Financing Commission, Ser H, 1.450%, 10/06/08	15,000	15,000
Sunshine State Government Financing Commission, Tax-Exempt Notes, Ser L, 1.650%, 01/08/09, LOC: Dexia Credit Local NY	21,887	21,887

		124,902

Georgia (1.0%)
Fulton County Development Authority, Kings Ridge Christian School, RB, 8.050%, 05/01/26, LOC: Branch Banking & Trust Co.(a)	3,000	3,000
Georgia State Finance & Investment Commission, Ser F, GO, 6.500%, 12/01/08	4,395	4,419
Lowndes County, Sales Tax, GO, 3.500%, 04/01/09, FSA	6,480	6,537
Toombs County Hospital Authority, Meadows Regional Medical Center Project, RB, 8.050%, 12/01/17, LOC: Branch Banking & Trust Co.(a)	4,000	4,000

		17,956

Hawaii (1.3%)
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B, RB, 8.120%, 07/01/33, LOC: Bank of Nova Scotia(a)	4,750	4,750
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B-2, RB, 8.120%, 07/01/33, LOC: Bank of Nova Scotia(a)	18,450	18,450

		23,200

Illinois (8.8%)
Chicago, Ser A, GO, 5.000%, 01/01/20, Prerefunded 01/01/09 @ 101, FGIC	7,220	7,331

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Illinois—continued

Illinois Development Finance Authority, RB, 4.000%, 07/15/23, LOC: Citigroup Financial Products(a)(b)	13,930	13,930
Illinois Development Finance Authority, RB, 7.250%, 01/01/29, LOC: Bank of America N.A.(a)	6,629	6,629
Illinois Educational Facilities Authority, ACI/Cultural Pooled Financing, RB, 7.500%, 07/01/29, LOC: Bank of America N.A.(a)	10,300	10,300
Illinois Educational Facilities Authority, Field Museum Natural History, RB, 7.880%, 11/01/25, LOC: Northern Trust Co.(a)(b)	8,300	8,300
Illinois Educational Facilities Authority, Museum of Science & Industry Project, RB, 7.980%, 11/01/15, LOC: Northern Trust Co.(a)	3,600	3,600
Illinois Finance Authority, Elmhurst College, RB, 7.250%, 02/01/42, LOC: Bank of America N.A.(a)	5,000	5,000
Illinois Finance Authority, Elmhurst Memorial Healthcare, Ser B, RB, 4.250%, 01/01/48, LOC: JPMorgan Chase Bank(a)	18,750	18,750
Illinois Finance Authority, Resurrection Health, Ser C, RB, 9.200%, 05/15/35, LOC: LaSalle Bank N.A.(a)	32,560	32,560
Illinois Finance Authority, Ser B, RB, 5.000%, 05/15/35, LOC: JPMorgan Chase Bank(a)	54,080	54,080

		160,480

Indiana (2.1%)
Indiana Development Finance Authority, Indianapolis Museum of Art, RB, 7.950%, 02/01/37, LOC: JPMorgan Chase Bank(a)	20,300	20,300
Marion Economic Development, Wesleyan University Project, RB, 7.250%, 06/01/36, LOC: Bank of America N.A.(a)	10,000	10,000
Mount Vernon Pollution Control & Solid Waste Disposal, General Electric Co. Project, RB, 5.200%, 12/01/14(a)	7,535	7,535

		37,835

Iowa (0.3%)
Webster County Educational Facilities, St. Edmond Project, RB, 8.050%, 07/01/20, LOC: Wells Fargo Bank N.A.(a)	4,830	4,830

Kansas (0.3%)
Kansas State Department of Transportation Highway, RB, 4.000%, 09/01/17, LOC: Citibank N.A.(a)(b)	5,000	5,000

Kentucky (1.8%)
Boyle County College, Centre College Project, Ser A, RB, 8.250%, 06/01/37, LOC: PNC Bank N.A.(a)	24,000	24,000
Louisville Regional Airport Authority Special Facilities, BT-OH LLC Project, Ser A, RB, AMT, 4.750%, 11/01/36(a)	8,600	8,600

		32,600

Louisiana (0.7%)
East Baton Rouge Parish Industrial Development Board, Inc., RB, 7.250%, 02/01/28, LOC: Bank of America N.A.(a)	13,600	13,600

Maryland (2.3%)
Maryland State Economic Development Corp., YMCA of Central Maryland, Inc. Project, RB, 8.050%, 04/01/28, LOC: Branch Banking & Trust Co.(a)	3,300	3,300

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Maryland—continued

Maryland State Health & Higher Education Facilities Authority, Howard County General Hospital, RB, 8.190%, 07/01/46, LOC: PNC Bank N.A.(a)	8,000	8,000
Maryland State Health & Higher Education Facilities Authority, Johns Hopkins Health System, Ser A, RB, 8.190%, 05/15/27, LOC: PNC Bank N.A.(a)	5,000	5,000
Maryland State Health & Higher Education Facilities Authority, Mercy Medical Center, RB, 9.500%, 07/01/34, LOC: Bank of America N.A.(a)	20,000	20,000
Maryland State Health & Higher Education Facilities Authority, Upper Chesapeake Hospital, Ser B, RB, 8.000%, 01/01/43, LOC: Branch Banking & Trust Co.(a)	6,090	6,090

		42,390

Massachusetts (2.1%)
Massachusetts School Building Authority, 1.600%, 11/06/08	25,315	25,315
Massachusetts School Building Authority, Ser A, 1.550%, 01/15/09, LOC: Bank of Nova Scotia	13,385	13,385

		38,700

Michigan (2.5%)
Michigan State Building Authority, Ser 4, 1.600%, 11/06/08, LOC: Bank of New York	24,365	24,365
University of Michigan, Ser A, RB, 3.750%, 04/01/38(a)	21,100	21,100

		45,465

Minnesota (5.8%)
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Ser B-2, RB, 8.250%, 11/15/34, LOC: Bank of New York(a)	31,475	31,475
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Ser C2, RB, 8.000%, 11/15/34, LOC: Wells Fargo Bank N.A.(a)	22,175	22,175
Minnesota State Higher Education Facilities Authority, William Mitchell, Ser 5-S, RB, 8.100%, 10/01/33, LOC: U.S. Bank N.A.(a)	10,140	10,140
Minnesota State, Ser A, GO, 5.000%, 06/01/09	17,975	18,380
Owatonna Hospital, RB, 6.500%, 08/01/14, LOC: Wells Fargo Bank N.A.(a)	4,600	4,600
Robbinsdale, North Memorial, Ser A-3, RB, 7.950%, 05/01/33, LOC: Wells Fargo Bank N.A.(a)	9,500	9,500
Rochester Health Care Center, Ser 92-C, RB, 1.500%, 10/07/08	10,000	10,000

		106,270

Missouri (2.4%)
Missouri Development Finance Board, 1.550%, 10/21/08, LOC: U.S. Bank N.A.	23,000	23,000
Missouri Development Finance Board, 1.550%, 10/21/08, LOC: U.S. Bank N.A.	20,968	20,968

		43,968

Nevada (1.8%)
Las Vegas Valley Water District, Ser 04-B, GO, 1.550%, 10/07/08, LOC: Lloyds TSB Bank PLC	32,000	32,000

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
New York (1.4%)
Metropolitan Transportation Authority, Ser G, RB, 3.750%, 11/01/26, LOC: BNP Paribas(a)	10,700	10,700
New York City Transitional Finance Authority, Ser A, 6.000%, 08/15/17, Prerefunded 08/15/09 @ 101	8,915	9,335
New York, Ser J, GO, 5.125%, 05/15/29, Prerefunded 05/15/09 @ 101, MBIA	5,665	5,842

		25,877

North Carolina (3.5%)
Guilford County Industrial Facilities & Pollution Control Financing, YMCA of Greensboro, Inc. Project, RB, 8.050%, 02/01/23, LOC: Branch Banking & Trust Co.(a)	4,000	4,000
North Carolina Capital Facilities Finance Agency, Aquarium Society Project, RB, 7.250%, 06/01/26, LOC: Bank of America N.A.(a)	6,635	6,635
North Carolina Capital Facilities Finance Agency, Educational Facilities, High Point University Project, RB, 8.050%, 12/01/29, LOC: Branch Banking & Trust Co.(a)	6,100	6,100
North Carolina Educational Facilities Finance Agency, Davidson College, Ser B, RB, 7.530%, 12/01/20(a)	4,820	4,820
North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement Community, Inc., Ser B, RB, 8.050%, 11/01/14, LOC: Branch Banking & Trust Co.(a)	5,000	5,000
North Carolina Medical Care Commission, Health Care Facilities, Friends Homes Project, RB, 7.500%, 09/01/33, LOC: Bank of America N.A.(a)	6,370	6,370
North Carolina Medical Care Commission, Health Care Facilities, Lutheran Services for the Aging Project, RB, 8.050%, 03/01/28, LOC: Branch Banking & Trust Co.(a)	15,665	15,665
North Carolina Medical Care Commission, Westcare Health Systems Obligation, Ser A, RB, 8.050%, 09/01/22, LOC: Branch Banking & Trust Co.(a)	4,190	4,190
North Carolina State, GO, 5.000%, 03/01/09	10,320	10,446

		63,226

North Dakota (0.2%)
Grand Forks Hospital Facilities, United Hospital Obligation Group Project, RB, 5.750%, 12/01/16, LOC: LaSalle National Bank(a)	3,000	3,000

Ohio (3.8%)
Cleveland-Cuyahoga County Port Authority, Carnegie/89th Garage Project, RB, 7.900%, 01/01/37, LOC: JPMorgan Chase Bank(a)	15,000	15,000
Evendale Industrial Development, SHV Real Estate, Inc., RB, 6.500%, 09/01/15, LOC: LaSalle Bank N.A.(a)	7,100	7,100
Hamilton County Health Care Facilities, Deaconess Long Term Care, Ser A, RB, 8.180%, 05/15/30, LOC: JPMorgan Chase Bank(a)	5,985	5,985

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Ohio—continued

Ohio State Higher Educational Facility Commission, University Hospitals Health System, Inc., Ser C, RB, 8.050%, 01/15/35, LOC: Wells Fargo Bank N.A.(a)	9,300	9,300
Ohio State University, Ser 03-C, 1.600%, 11/13/08	3,000	3,000
Ohio State Water Development Authority, RB, 1.800%, 12/04/08	28,500	28,500

		68,885

Oregon (2.1%)
Klamath Falls Oregon Electric Revenue, RB, 5.750%, 01/01/13, Prerefunded 01/01/09 @ 102	28,000	28,718
Oregon State Facilities Authority, Peacehealth Bellevue WA, Ser C, RB, 8.050%, 05/01/47, LOC: Wells Fargo Bank N.A.(a)	10,000	10,000

		38,718

Pennsylvania (5.0%)
Adams County Industrial Development Authority, Brethren Home Community Project, RB, 8.050%, 06/01/32, LOC: PNC Bank N.A.(a)	7,800	7,800
Allegheny County Industrial Development Authority Health Care, Vincentian Collaborative, Ser A, RB, 8.250%, 06/01/38, LOC: PNC Bank N.A.(a)	4,300	4,300
Beaver County Industrial Development Authority Pollution Control, Electric Co. Project, Ser B, RB, 8.000%, 07/15/21, LOC: Bank of Nova Scotia, AMT(a)	8,500	8,500
Delaware County Industrial Development Authority, Airport Facilities, United Parcel Service Project, RB, 4.000%, 12/01/15(a)	3,500	3,500
Doylestown Hospital Authority Revenue, Ser B, RB, 8.250%, 07/01/37, LOC: PNC Bank N.A.(a)	11,700	11,700
Luzerne County, Convention Center Authority, Hotel Room Rent Tax, Ser A, RB, 8.250%, 09/01/28, LOC: PNC Bank N.A.(a)	2,485	2,485
Philadelphia School District, SubSer D-1, GO, 4.900%, 09/01/21, LOC: State Aid Withholding(a)	13,000	13,000
Philadelphia School District, SubSer D-2, GO, 8.250%, 09/01/11, LOC: State Aid Withholding(a)	4,550	4,550
South Fork Municipal Authority, Conemaugh Health Systems, Ser A, RB, 9.000%, 07/01/28, LOC: PNC Bank N.A.(a)	7,795	7,795
Southeastern Transportation Authority, RB, 8.250%, 03/01/22, LOC: PNC Bank N.A.(a)	27,300	27,300

		90,930

South Carolina (4.4%)
Beaufort County School District, BAN, GO, 1.650%, 04/10/09, Callable 11/03/08 @ 100, SCSDE	21,465	21,465
Greer Combined Utility System Revenue, Ser A 30, RB, 5.160%, 09/01/32, AMBAC(a)(b)	19,490	19,490
Lancaster County School District, Ser B, GO, 2.500%, 03/05/09, SCSDE	7,130	7,159

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
South Carolina—continued

South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Claflin University, RB, 7.250%, 10/01/33, LOC: Bank of America N.A.(a)	4,940	4,940
South Carolina Educational Facilities Authority, Charleston Southern University Project, RB, 7.250%, 04/01/28, LOC: Bank of America N.A.(a)	5,160	5,160
South Carolina Jobs-Economic Development Authority, Hammond School Project, RB, 8.050%, 06/01/30, LOC: Wells Fargo Bank N.A.(a)	3,860	3,860
South Carolina Jobs-Economic Development Authority, USC Development Foundation Project, RB, 8.050%, 12/01/10, LOC: Branch Banking & Trust Co.(a)	6,000	6,000
South Carolina Jobs-Economic Development Authority, YMCA of Beaufort County Project, RB, 8.050%, 12/01/24, LOC: Branch Banking & Trust Co.(a)	3,170	3,170
South Carolina State, Capital Improvement, Ser A, GO, 5.000%, 01/01/09	5,000	5,026
University of South Carolina Development Foundation, RB, 8.050%, 12/01/10, LOC: Branch Banking & Trust Co.(a)	3,970	3,970

		80,240

Tennessee (3.1%)
Blount County Public Building Authority, Local Government Public Improvement, Ser E-5-B, RB, 4.700%, 06/01/42, LOC: Branch Banking & Trust Co.(a)	9,370	9,370
Bristol Health & Educational Facilities Board, King College Project, RB, 7.250%, 05/01/21, LOC: Bank of America N.A.(a)	7,400	7,400
Chattanooga Industrial Development Board, Tennessee Aquarium Project, RB, 7.250%, 04/01/24, LOC: Bank of America N.A.(a)	4,950	4,950
Clarksville Public Building Authority, RB, 7.250%, 10/01/25, LOC: Bank of America N.A.(a)	14,160	14,160
Knox County Health Educational & Housing Facilities Board, Baptist Hospital System Project, RB, 6.000%, 04/01/27, LOC: LaSalle Bank N.A.(a)	12,700	12,700
Loudon Industrial Development Board, Pollution Control, A.E. Staley Manufacturing Co. Project, RB, 7.900%, 06/01/23, LOC: Wachovia Bank N.A.(a)(b)	8,100	8,100

		56,680

Texas (7.9%)
Alamo Heights Higher Educational Facilities Corp., Higher Educational, University Incarnate, Ser A, RB, 7.250%, 04/01/19, LOC: JPMorgan Chase Bank(a)	10,065	10,065
Bell County Health Facility Development Corp., Buckner Retirement Services, Inc., RB, 5.250%, 11/15/28, Prerefunded 11/15/08 @ 101	2,290	2,319
Brazos Harbor Industrial Development Corp., Port Facilities, American Rice, Inc. Project, Ser A, RB, 5.150%, 12/01/25, LOC: HSBC Bank USA N.A.(a)	13,300	13,300
Dallas, GO, 5.000%, 02/15/09	2,945	2,980

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Texas—continued

Harris County Health Facilities Development Corp. Hospital, Baylor College Medicine, Ser B, 7.500%, 11/15/47, LOC: Northern Trust Co.(a)	5,000	5,000
Harris County Health Facilities Development Corp. Hospital, Baylor College Medicine, Ser B, 7.940%, 11/15/47, LOC: JPMorgan Chase Bank(a)	16,700	16,700
Harris County Health Facilities Development Corp., Methodist Hospital, Ser A, RB, 7.860%, 12/01/32(a)	29,205	29,205
Houston, Tax & Revenue Anticipation Notes, GO, 3.000%, 06/30/09	15,000	15,137
Lower Neches Valley Authority, Industrial Development Corp. Exempt Facilities, Mobil Oil Refining Corp. Project, RB, AMT, 3.750%, 04/01/29(a)	10,300	10,300
North Texas Tollway Authority, RB, 4.125%, 11/19/08, Callable 07/30/08 @ 100	8,325	8,325
North Texas Tollway Authority, RB, 8.200%, 01/01/40, LOC: Citibank N.A.(a)(b)	5,000	5,000
San Antonio Educational Facilities Corp., University of the Incarnate Word Project, RB, 7.500%, 12/01/27, LOC: JPMorgan Chase Bank(a)	9,800	9,800
Texas State, Tax & Revenue Anticipation Notes, 3.000%, 08/28/09	15,000	15,183

		143,314

Utah (0.4%)
West Valley City, IDR, Johnson Matthey, Inc. Project, RB, 4.250%, 12/01/11, LOC: HSBC Bank USA N.A.(a)	6,700	6,700

Virginia (3.9%)
Chesapeake Bay Bridge & Tunnel District, Ser A, RB, 8.050%, 05/28/21, LOC: Branch Banking & Trust Co.(a)	8,700	8,700
Fairfax County Industrial Development Authority, Ser 2008A-2, RB, 1.600%, 05/15/35, Inova Health System	20,130	20,130
Fairfax County Industrial Development Authority, Ser 2008B-2, RB, 1.600%, 05/15/26, Inova Health System	12,955	12,955
Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury, Ser B, RB, 7.500%, 10/01/35, LOC: Branch Banking & Trust Co.(a)	7,970	7,970
Rockingham County Industrial Development Authority, Sunnyside Presbyterian Project, RB, 8.050%, 12/01/33, LOC: Branch Banking & Trust Co.(a)	12,465	12,465
Virginia Commonwealth University Health System Authority, Ser A, RB, 6.980%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	8,500	8,500

		70,720

Washington (2.9%)
Bremerton, Kitsap Regional Conference, RB, 7.270%, 12/01/28, LOC: Bank of America N.A.(a)	5,105	5,105
Snohomish County Housing Authority, Autumn Chase Apartments Project, RB, 7.250%, 07/01/36, LOC: Bank of America N.A.(a)	4,605	4,605

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Tax-Exempt Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Washington—continued

Washington Public Power Supply System, Nuclear Power Project No. 1, Ser 1A-1, RB, 7.900%, 07/01/17, LOC: Bank of America N.A.(a)	2,955	2,955
Washington Public Power Supply System, Nuclear Power Project No. 1, Ser 1A-3, RB, 7.900%, 07/01/17, LOC: Morgan Guaranty Trust(a)	7,890	7,890
Washington State Higher Educational Facilities Authority, Seattle Pacific University, RB, 7.250%, 10/01/30, LOC: U.S. Bank N.A.(a)	19,000	19,000
Washington State Housing Finance Commission, Nonprofit Housing, Rockwood Retirement Program, RB, 5.400%, 01/01/30, LOC: Wells Fargo Bank N.A.(a)	13,775	13,775

		53,330

Wisconsin (1.6%)
Milwaukee Redevelopment Authority, Yankee Hill Apartments, RB, 8.000%, 09/01/25, LOC: Wells Fargo Bank N.A.(a)	6,200	6,200
Wisconsin State Health & Educational Facilities Authority, Gundersen Lutheran Medical Center, Inc., Ser B, RB, 8.000%, 05/01/33, LOC: Wells Fargo Bank N.A.(a)	20,900	20,900
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Ser B, RB, 7.920%, 08/15/33, LOC: U.S. Bank N.A.(a)	2,350	2,350

		29,450

Total Municipal Bonds		1,734,088

Money Market Funds (1.8%)
Dreyfus Tax Exempt Cash Management Fund	20,000,000	20,000
Federated Tax-Free Obligations Fund	217,748	218
Goldman Sachs Financial Square Tax Free Money Market Fund	13,259,099	13,259

Total Money Market Funds		33,477

Total Investments (Cost $1,767,565)(c) — 97.2%		1,767,565
Other assets in excess of liabilities — 2.8%		51,464

Net Assets — 100.0%		$1,819,029

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.7% of net assets as of September 30, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMBAC	— Security guaranteed by American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax Paper

BAN	— Bond Anticipation Note

COP	— Certificate of Participation

FGIC	— Security guaranteed by Financial Guaranty Insurance Company

FSA	— Security guaranteed by Financial Security Assurance

GO	— General Obligation

IDR	— Industrial Development Revenue

LOC	— Letter of Credit

MBIA	— Security guaranteed by Municipal Bond Insurance Association

RB	— Revenue Bond

SCSDE	— Security guaranteed by South Carolina School Discount Enhancement

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agencies (48.4%)
Fannie Mae (13.0%)
2.411%, 10/29/08(a)	11,400	11,379
2.336%, 11/10/08(a)	25,000	24,935
2.224%, 11/12/08(a)	15,000	14,962
2.555%, 11/26/08(a)	22,500	22,411
2.612%, 12/01/08(a)	12,000	11,947
2.530%, 12/03/08(a)	17,500	17,423
2.202%, 12/10/08(a)	10,000	9,957
2.668%, 12/22/08(a)	31,200	31,012
2.665%, 12/24/08(a)	11,600	11,529
3.495%, 12/26/08(a)	5,720	5,674
2.678%, 01/05/09	15,000	14,894

		176,123

Farmer Mac (0.7%)
2.500%, 04/01/09, Callable 10/01/08 @ 100	10,000	10,000

Federal Farm Credit Bank (2.8%)
4.250%, 10/10/08	13,325	13,330
3.239%, 11/26/08(b)	17,500	17,500
3.659%, 07/28/09(b)	8,000	8,000

		38,830

Federal Home Loan Bank (18.7%)
4.375%, 10/03/08	4,840	4,840
4.625%, 10/10/08	17,785	17,785
2.363%, 10/14/08(a)	37,700	37,667
4.375%, 10/29/08	10,900	10,900
2.581%, 11/04/08(b)	14,700	14,700
2.358%, 11/12/08(a)	23,000	22,937
2.692%, 01/07/09(a)	11,400	11,318
2.589%, 01/08/09(b)	35,000	34,994
2.768%, 01/09/09(a)	10,000	9,924
2.500%, 01/22/09	17,500	17,507
2.747%, 02/25/09(a)	10,000	9,889
2.873%, 03/02/09(a)	14,000	13,833
2.480%, 05/07/09	5,800	5,794
2.650%, 06/04/09	5,825	5,819
3.000%, 06/24/09	5,800	5,798
3.000%, 06/30/09	5,800	5,798
2.733%, 02/10/10(b)	26,200	26,197

		255,700

Freddie Mac (13.2%)
2.150%, 10/14/08(a)	12,740	12,730
2.490%, 11/24/08(a)	22,800	22,715
2.587%, 12/01/08(a)	22,500	22,402
2.427%, 12/22/08(a)	25,000	24,863
2.742%, 01/06/09(a)	25,000	24,817
2.323%, 02/11/09(a)	10,000	9,915
2.680%, 02/13/09	25,000	25,000
2.388%, 03/09/09(a)	10,000	9,896
2.550%, 04/21/09, Callable 10/21/08 @ 100	14,870	14,870
2.625%, 06/12/09, Callable 11/16/08 @ 100	7,740	7,739
2.800%, 06/29/09, Callable 12/04/08 @ 100	5,000	5,000

		179,947

Total U.S. Government Agencies		660,600

Repurchase Agreements (42.8%)
ABN AMRO Bank N.V., 1.315%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $136,357 (collateralized by FNMA; 5.000%, due 02/01/36; total market value $139,078)	136,352	136,352
Banc of America Securities, 1.465%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $149,744 (collateralized by FHLB; 2.500%, due 01/22/09; total market value $152,737)	149,737	149,737
BNP Paribas, 1.715%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $69,263 (collateralized by FNMA; 6.625%, due 11/15/30; total market value $70,645)	69,259	69,259
Deutsche Bank, 1.965%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $34,936 (collateralized by U.S. Government Agencies; DN-4.875%, due 10/31/08-05/17/17; total market value $35,634)	34,934	34,934

See Notes to Financial Statements.

	Shares or
	Principal
	Amount($)	Value($)
Repurchase Agreements—continued

HSBC Securities, Inc., 1.715%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $121,993 (collateralized by U.S. Government Agencies; DN, due 10/07/08-08/07/09; total market value $124,433)	121,989	121,989
UBS Warburg LLC, 1.065%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $71,307 (collateralized by U.S. Government Agencies; DN-9.375%, due 01/15/19-01/15/21; total market value $72,733)	71,306	71,306

Total Repurchase Agreements		583,577

Money Market Funds (8.8%)
Federated Government Obligations Money Market Fund	60,000,000	60,000
Federated Government Obligations Tax-Managed Fund	60,000,000	60,000

Total Money Market Funds		120,000

Total Investments (Cost $1,364,177)(c) — 100.0%		1,364,177
Other assets in excess of liabilities — 0.0%		642

Net Assets — 100.0%		$1,364,819

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	— Discount Note

FHLB	— Federal Home Loan Bank

FNMA	— Federal National Mortgage Association

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
U.S. Treasury Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (15.1%)
U.S. Treasury Bills(a) (15.1%)
2.087%, 11/06/08	48,750	48,664
2.308%, 11/20/08	13,000	12,959
2.224%, 12/18/08	23,000	22,890
1.153%, 01/08/09	50,000	49,845
1.368%, 03/05/09	20,000	19,883
1.613%, 03/19/09	34,000	33,744
1.725%, 03/26/09	60,000	59,525
2.135%, 06/04/09	28,000	27,557

Total U.S. Treasury Obligations		275,067

Repurchase Agreements (81.3%)
ABN AMRO Bank N.V., 0.050%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $298,230 (collateralized by U.S. Treasury Obligations; 2.375%-3.625%, due 01/15/27-04/15/28; total market value $300,947)	298,230	298,230
Bank of America Securities, 0.050%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $198,944 (collateralized by U.S. Treasury Obligations; 3.500%-5.000%, due 08/31/09-05/15/37; total market value $200,666)	198,943	198,943
BNP Paribas, 0.250%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $302,489 (collateralized by U.S. Treasury Obligations; DN-8.000%, due 11/28/08-05/15/38; total market value $306,046)	302,488	302,488
Deutsche Bank AG, 0.500%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $1,019 (collateralized by U.S. Treasury Obligation; 1.750%, due 01/15/28; total market value $1,035)	1,018	1,018
Dresdner Bank AG, 0.200%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $130,158 (collateralized by U.S. Treasury Obligations; DN-3.875%, due 10/31/12-01/15/17; total market value $132,762)	130,157	130,157
Greenwich Capital Markets, Inc., 0.100%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $204,146 (collateralized by U.S. Treasury Obligation; 4.750%, due 05/31/12; total market value $208,232)	204,146	204,146
HSBC Securities, Inc., 0.200%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $294,837 (collateralized by U.S. Treasury Obligations; DN-4.250%, due 01/15/10-01/15/26; total market value $300,736)	294,835	294,835
JPMorgan Chase & Co., 0.100%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $50,000 (collateralized by U.S. Treasury Obligation; 4.250%-4.500%, due 02/15/09-08/15/13; total market value $51,001)	50,000	50,000
UBS Warburg LLC, 0.100%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $2,717 (collateralized by U.S. Treasury Obligation; 7.625%, due 02/15/25; total market value $2,773)	2,717	2,717

Total Repurchase Agreements		1,482,534

See Notes to Financial Statements.

	Shares or
	Principal
	Amount($)	Value($)
Money Market Fund (3.7%)
Federated Treasury Obligations Fund	68,215,016	68,215

Total Money Market Fund		68,215

Total Investments (Cost $1,825,816) (b) — 100.1%		1,825,816
Liabilities in excess of other assets — (0.1)%		(1,859)

Net Assets — 100.0%		$1,823,957

(a)	Rate represents the effective yield at purchase.

(b)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	— Discount Note

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (88.6%)
Virginia (88.6%)
Albemarle County Industrial Development Authority, University of Virginia Health Services Project, RB, 7.530%, 10/01/22, LOC: Wachovia Bank N.A.(a)	330	330
Alexandria Industrial Development Authority, Educational Facilities, Alexandria County Day School Project, RB, 8.250%, 06/01/25, LOC: First Union National Bank(a)	3,800	3,800
Alexandria Industrial Development Authority, Pooled Loan Program, Ser A, RB, 7.250%, 07/01/26, LOC: Bank of America N.A.(a)	2,900	2,900
Arlington County, Ballston Public Parking Project, RB, 7.000%, 08/01/17, LOC: Citibank N.A.(a)	6,000	6,000
Charlottesville Industrial Development Authority, Educational Facilities, University of Virginia Foundation Projects, Ser A, RB, 7.400%, 12/01/37, LOC: Wachovia Bank N.A.(a)	1,260	1,260
Charlottesville Industrial Development Authority, Seminole, Ser A, RB, 8.050%, 12/01/13, Callable 12/01/08 @ 100, LOC: Branch Banking & Trust Co.(a)	3,220	3,220
Chesterfield County Health Center Commission, Residential Care Facilities, Lucy Corr Village, Ser B, RB, 8.050%, 12/01/12, LOC: Branch Banking & Trust Co.(a)	3,200	3,200
Clarke County Industrial Development Authority, Educational Facilities, Powhatan School District Project, RB, 8.050%, 09/01/22, LOC: Branch Banking & Trust Co.(a)	1,310	1,310
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 7.200%, 07/01/40, LOC: Bank of America N.A.(a)	19,500	19,500
Fairfax County Industrial Development Authority, Fairfax Hospital, Ser D, RB, 7.500%, 10/01/25, LIQ FAC: Inova Health System(a)	1,675	1,675
Fairfax County Industrial Development Authority, Ser 2008B-2, RB, 1.600%, 05/15/26, LIQ FAC: Inova Health System	2,000	2,000
Fairfax County Industrial Development Authority, Ser 2008C-4, RB, 1.600%, 04/15/35, LIQ FAC: Inova Health System	5,000	5,000
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Ser B, RB, BAN, 3.625%, 10/09/08, County Guaranteed	15,000	15,001
Fairfax County Water Authority, Municipal Trade Receipts Project, Ser SGB-40A, RB, 8.220%, 04/01/30, LOC: Societe Generale(a)(b)	7,850	7,850
Fairfax County, Ser A, GO, 4.500%, 04/01/09	11,730	11,894
Fairfax County, Ser A, GO, 5.000%, 10/01/09	4,630	4,786
Fairfax County, Ser B, GO, 5.000%, 10/01/09	4,680	4,838
Fauquier County Industrial Development Authority, Wakefield School, Inc., RB, 8.210%, 04/01/38, LOC: PNC Bank N.A.(a)	9,000	9,000
Greene County Industrial Development Authority, Blue Ridge School Project, RB, 8.050%, 06/01/26, LOC: Branch Banking & Trust Co.(a)	5,260	5,260

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Hampton Redevelopment & Housing Authority, Multifamily Housing, Shoreline Apartments Project, RB, 8.100%, 12/01/19, FHLMC(a)	2,170	2,170
Hanover County Industrial Development Authority, Residential Care Facility, Covenant Woods Project, RB, 8.050%, 07/01/29, LOC: Branch Banking & Trust Co.(a)(b)	15,700	15,700
Harrisonburg Redevelopment & Housing Authority, Multifamily Housing, Stoney Ridge/Dale Forest, RB, 8.750%, 08/01/32, FHLMC(a)	5,810	5,810
Henrico County Economic Development Authority, Exempt Facility, White Oak Limited Project, RB, AMT, 8.230%, 10/01/27, LOC: Citibank N.A.(a)	13,100	13,100
Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury, RB, 8.050%, 10/01/37, LOC: Branch Banking & Trust Co.(a)	8,400	8,400
Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury, Ser B, RB, 7.500%, 10/01/35, LOC: Branch Banking & Trust Co.(a)	7,000	7,000
Henrico County Economic Development Authority, Steward School Project, RB, 8.050%, 07/01/33, LOC: Branch Banking & Trust Co.(a)	2,400	2,400
King George County Industrial Development Authority, Exempt Facility, Birchwood Power Partners, Ser B, RB, AMT, 7.050%, 12/01/24, LOC: Bank of Nova Scotia(a)	8,250	8,250
Loudoun County Industrial Development Authority, Day School, Inc., RB, 8.210%, 03/01/38, LOC: PNC Bank N.A.(a)	15,985	15,985
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser A, RB, 7.850%, 02/15/38(a)	13,040	13,040
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser D, RB, 7.200%, 02/15/38(a)	26,550	26,550
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser E, RB, 7.770%, 02/15/38(a)	16,805	16,805
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser F, RB, 7.770%, 02/15/38(a)	6,100	6,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser B, RB, 7.850%, 02/15/38(a)	26,405	26,405
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser C, RB, 7.200%, 02/15/38(a)	3,300	3,300
Loudoun County, Ser A, GO, 5.000%, 05/01/09	2,000	2,040
Louisa County Industrial Development Authority, Pooled Financing Project, RB, 7.250%, 01/01/20, LOC: Bank of America N.A.(a)(b)	800	800
Lynchburg Industrial Development Authority, Aerofin Corp. Project, RB, AMT, 8.400%, 03/01/29, LOC: PNC Bank N.A.(a)	2,075	2,075

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Newport News Industrial Development Authority, CNU Warwick LLC Student Housing Project, RB, 7.250%, 11/01/28, LOC: Bank of America N.A.(a)	8,880	8,880
Newport News Redevelopment & Housing Authority, Multifamily Housing, Springhouse Apartments Project, RB, 8.100%, 09/01/26, FHLMC(a)	2,260	2,260
Newport News, Ser A, GO, 5.000%, 06/01/09	1,630	1,666
Norfolk Redevelopment & Housing Authority, Student Housing I LLC Project, Ser E2F, RB, 7.250%, 07/01/34, LOC: Bank of America N.A.(a)	8,470	8,470
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser 87-A, RB, 1.450%, 10/20/08	9,000	9,000
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser C, RB, 5.000%, 07/01/16, LOC: Citibank N.A.(a)	2,660	2,660
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser D, RB, 4.250%, 07/01/16, LOC: U.S. Bank N.A.(a)	5,300	5,300
Peninsula Ports Authority, Riverside Health Systems Project, RB, 7.750%, 07/01/37(a)	17,200	17,200
Pulaski County Industrial Development Authority, Pulaski Furniture Corp. Project, RB, 7.250%, 08/01/19, LOC: Bank of America N.A.(a)(b)	7,425	7,425
Roanoke, GO, 6.000%, 10/01/19, Prerefunded 10/01/09 @ 102	4,810	5,116
Suffolk Economic Development Authority, Hospital Facilities, Ser II-R 10329, RB, 5.440%, 11/01/35, Callable 05/01/10 @ 100, LOC: Citigroup Financial Product(a)	3,500	3,500
Tazewell County Industrial Development Authority, Jennmar Corp. of Virginia, Inc., RB, AMT, 8.400%, 02/01/17, LOC: PNC Bank N.A.(a)	5,250	5,250
University of Virginia, Ser A, RB, 7.700%, 06/01/34(a)	27,940	27,941
Virginia Beach Development Authority, Ocean Ranch Project, RB, 8.050%, 07/01/17, LOC: Branch Banking & Trust Co.(a)(b)	1,630	1,630
Virginia Beach Development Authority, Wesleyan College Project, RB, 7.250%, 07/01/33, LOC: Bank of America N.A.(a)	14,265	14,265
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment, RB, 5.000%, 02/01/09	5,420	5,478
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment, RB, 5.000%, 02/01/09	3,005	3,036
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, RB, 3.250%, 10/01/08	1,000	1,000
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Notes, RB, 5.000%, 10/01/09	4,000	4,134
Virginia Commonwealth Transportation Board, Ser II-R 10076, RB, 4.000%, 05/15/19, Callable 05/15/09 @ 101, LOC: Citibank N.A.(a)(b)	11,085	11,085
Virginia Commonwealth Transportation Board, Ser SG 134, RB, 8.020%, 05/15/22, Callable 05/15/09 @ 101, LOC: Societe Generale(a)(b)	10,235	10,235

See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Virginia Tax-Free Money Market Fund — concluded

	Shares or
	Principal
	Amount($)	Value($)
Virginia—continued

Virginia Commonwealth University Health System Authority, Ser A, RB, 6.980%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	15,000	15,000
Virginia Commonwealth University Health System Authority, Ser B, RB, 4.700%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	10,500	10,500
Virginia Commonwealth University Health System Authority, Ser C, RB, 5.250%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	10,000	10,000
Virginia Housing Development Authority, Commonwealth Mortgage, Ser C07, RB, AMT, 4.100%, 07/01/17, GO of Authority(a)(b)	4,845	4,845
Virginia State Public Building Authority, Public Facilities, RB, 5.000%, 08/01/09	12,505	12,861
Virginia State Public Building Authority, Public Facilities, Ser B, RB, 5.000%, 08/01/09	4,580	4,710
Virginia State Public Building Authority, Public Facilities, Ser B, RB, 5.000%, 08/01/09	1,200	1,234
Virginia State Public School Authority, 1997 Resolution, Ser B, RB, 5.000%, 08/01/09	7,440	7,650
Virginia State Public School Authority, 1997 Resolution, Ser B, RB, 5.000%, 08/01/09	1,465	1,505
Virginia State Public School Authority, 1997 Resolution, Ser B, RB, 5.500%, 08/01/09	6,640	6,856
Virginia State Public School Authority, Ser II-R 4050, RB, 5.010%, 08/01/17, Callable 08/01/13 @ 100(a)(b)	1,040	1,040
Virginia State Public School Authority, Ser II-R-6131, RB, 4.350%, 08/01/20, Callable 08/01/15 @ 100, LOC: Citigroup Financial Product(a)(b)	20,930	20,930
Virginia State Public School Authority, Ser VII, RB, 5.000%, 04/15/09	2,885	2,935
Virginia State Resource Authority, Clean Water, Sub-State Revolving Fund, RB, 5.000%, 10/01/08	5,000	5,000
Williamsburg Industrial Development Authority, Colonial Williamsburg Foundation, RB, 7.250%, 12/01/18, LOC: Bank of America N.A.(a)(b)	250	250
Winchester Industrial Development Authority, Residential Care Facilities, Westminster-Canterbury, Ser B, RB, 8.050%, 01/01/35, LOC: Branch Banking & Trust Co.(a)	1,900	1,900

Total Municipal Bonds		547,501

Money Market Funds (2.9%)
Dreyfus Tax-Exempt Money Market Fund	1,226,213	1,226
Federated Virginia Municipal Cash Trust, Institutional Class	16,613,001	16,613

Total Money Market Funds		17,839

Total Investments (Cost $565,340)(c) — 91.5%		565,340
Other assets in excess of liabilities — 8.5%		52,446

Net Assets — 100.0%		$617,786

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 13.2% of net assets as of September 30, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMT	— Alternative Minimum Tax Paper

BAN	— Bond Anticipation Note

FHLMC	— Security guaranteed by Federal Home Loan Mortgage Corporation

GO	— General Obligation

LIQ FAC	— Liquid Facilities

LOC	— Letter of Credit

RB	— Revenue Bond

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except per share amounts)
(Unaudited)

		High				Investment
	Georgia	Grade			Investment	Grade
	Tax-Exempt	Municipal	High	Intermediate	Grade	Tax-Exempt	Limited
	Bond	Bond	Income	Bond	Bond	Bond	Duration
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$192,108	$94,200	$50,780	$1,187,907	$548,030	$725,425	$44,837

Investments, at Value*	$183,103	$90,067	$44,616	$1,104,205	$493,721	$699,455	$22,612
Investments in Affiliates, at Value and Cost	—	—	1,691	67,680	42,901	—	21,594

Total Investments	183,103	90,067	46,307	1,171,885	536,622	699,455	44,206

Interest and Dividends Receivable	2,429	1,153	1,230	9,905	4,704	8,211	79
Receivable for Capital Shares Issued	340	43	218	757	1,888	1,399	58
Receivable for Investment Securities Sold	5,907	2,736	1,538	7,651	2,210	9,889	—
Appreciated Credit Default Swap Agreements, at Value (Cost $—, $—, $—, $17, $8, $—, and $—)	—	—	—	399	341	—	—
Appreciated Interest Rate Swap Agreements, at Value (Cost $—, $—, $—, $—, $—, $—, and $—)	—	—	—	1,204	565	—	—
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	—	—	1,140	545	—	—
Receivable from Adviser	—	—	1	—	—	—	—
Prepaid Expenses	5	10	7	8	19	19	6

Total Assets	191,784	94,009	49,301	1,192,949	546,894	718,973	44,349

Liabilities:
Income Distributions Payable	583	332	328	2,839	1,340	1,982	90
Payable for Investment Securities Purchased	8,944	—	1,061	69,327	35,960	24,298	2,071
Payable for Capital Shares Redeemed	—	214	228	421	766	831	—
Depreciated Credit Default Swap Agreements, at Value (Proceeds $—, $—, $2, $—, $—, $— and $— )	—	—	65	132	50	—	—
Depreciated Interest Rate Swap Agreements, at Value (Proceeds $—, $—, $—, $—, $—, $— and $— )	—	—	—	11	5	—	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	1,255	600	—	—
Payable for Collateral Received on Securities Loaned	—	—	2,198	258,953	105,846	—	—
Investment Advisory Fees Payable	85	50	24	175	168	285	3
Administration, Fund Accounting and Transfer Agency Fees Payable	1	1	—	8	4	12	1
Compliance Services Fees Payable	—	—	—	1	—	—	—
Distribution and Service Fees Payable	4	4	16	—	9	8	—
Custodian Fees Payable	8	10	11	14	9	12	2
Trustee Fees Payable	—	—	—	6	3	1	1
Accrued Expenses	12	6	7	50	36	27	7

Total Liabilities	9,637	617	3,938	333,192	144,796	27,456	2,175

Net Assets	$182,147	$93,392	$45,363	$859,757	$402,098	$691,517	$42,174

Net Assets Consist of:
Capital	$193,089	$97,834	$55,152	$865,513	$422,027	$710,077	$43,384
Accumulated Net Investment Income (Loss)	190	(7)	(5)	2,478	1,385	(154)	39
Accumulated Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	(2,127)	(302)	(5,248)	6,460	(10,694)	7,564	(618)
Net Unrealized Depreciation on Investments, Swaps and Foreign Currencies	(9,005)	(4,133)	(4,536)	(14,694)	(10,620)	(25,970)	(631)

Net Assets	$182,147	$93,392	$45,363	$859,757	$402,098	$691,517	$42,174

Net Assets:
I Shares	$173,982	$87,260	$26,961	$859,080	$381,960	$674,910	$42,174
A Shares	3,948	1,926	1,219	600	13,370	11,168	N/A
C Shares	4,217	4,206	17,183	77	6,768	5,439	N/A
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	18,339	8,477	4,586	85,760	36,824	60,441	4,335
A Shares	416	187	207	60	1,289	999	N/A
C Shares	444	408	2,922	8	652	488	N/A
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$9.49	$10.29	$5.88	$10.02	$10.37	$11.17	$9.73
A Shares	9.50	10.30	5.88	10.01	10.37	11.18	N/A
C Shares(b)	9.50	10.32	5.88	10.02	10.38	11.16	N/A
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$9.49	$10.29	$5.88	$10.02	$10.37	$11.17	$9.73
A Shares	9.97	10.81	6.17	10.51	10.89	11.74	N/A
C Shares	9.50	10.32	5.88	10.02	10.38	11.16	N/A
Maximum Sales Charge — A Shares	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%	N/A

Amounts designated as “— ” are $0 or have been rounded to $0.

*	Investments include securities on loan of $—; $—; $2,125; $254,315; $103,871; $— and $—, respectively.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except per share amounts)
(Unaudited)

				Seix
	Limited-Term		North	Floating
	Federal	Maryland	Carolina	Rate	Seix	Seix
	Mortgage	Municipal	Tax-Exempt	High	Global	High	Short-Term
	Securities	Bond	Bond	Income	Strategy	Yield	Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$67,797	$39,827	$45,742	$572,592	$4,534	$806,343	$485,864

Investments, at Value*	$63,805	$38,505	$43,387	$490,636	$4,534	$717,908	$455,334
Investments in Affiliates, at Value and Cost	4,437	—	—	33,065	—	20,927	14,104

Total Investments	68,242	38,505	43,387	523,701	4,534	738,835	469,438

Cash	—	—	—	113	—	—	—
Segregated Cash at Broker for Futures Contracts	—	—	—	—	—	—	1,277
Interest and Dividends Receivable	284	451	680	2,907	4	18,026	3,392
Receivable for Capital Shares Issued	116	13	1	2,210	—	4,425	602
Receivable for Investment Securities Sold	980	1,055	479	74,691	—	9,077	36,595
Appreciated Credit Default Swap Agreements, at Value (Cost $—, $—, $—, $—, $—, $— and $—)	—	—	—	—	—	—	546
Appreciated Interest Rate Swap Agreements, at Value (Cost $—, $—, $—, $—, $—, $— and $—)	—	—	—	—	44	—	—
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	—	—	—	36	—	—
Unrealized Appreciation on Futures Contracts	—	—	—	—	—	—	12
Receivable from Adviser	—	—	—	—	6	1	—
Prepaid Expenses	13	2	7	36	—	16	22

Total Assets	69,635	40,026	44,554	603,658	4,624	770,380	511,884

Liabilities:
Payable for Fund Overdraft	—	—	—	—	—	—	36
Income Distributions Payable	274	118	139	2,907	2	5,275	1,394
Payable for Investment Securities Purchased	4,941	1,001	—	55,619	—	6,597	54,956
Payable for Investment Securities Sold Short, at Value (Proceeds $—, $—, $—, $—, $—, $— and $16,137)	—	—	—	—	—	—	15,955
Payable for Capital Shares Redeemed	228	—	—	688	—	448	6,154
Depreciated Interest Rate Swap Agreements, at Value (Cost $—, $—, $—, $—, $—, $— and $—)	—	—	—	—	6	—	—
Depreciated Credit Default Swap Agreements, at Value (Proceeds $—, $—, $—, $6, $—, $— and $— )	—	—	—	11	4	—	1,291
Unrealized Depreciation on Unfunded Transactions	—	—	—	2,520	—	750	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	—	42	—	—
Unrealized Depreciation on Futures Contracts	—	—	—	—	—	—	34
Payable for Collateral Received on Securities Loaned	—	—	—	—	—	42,572	40,316
Investment Advisory Fees Payable	29	18	21	217	2	276	132
Administration, Fund Accounting and Transfer Agency Fees Payable	3	1	—	20	1	11	5
Compliance Services Fees Payable	—	—	—	1	—	—	—
Distribution and Service Fees Payable	8	5	—	2	—	7	3
Custodian Fees Payable	6	1	2	57	2	34	14
Trustee Fees Payable	2	—	—	6	—	4	3
Accrued Expenses	19	4	4	104	3	58	28

Total Liabilities	5,510	1,148	166	62,152	62	56,032	120,321

Net Assets	$64,125	$38,878	$44,388	$541,506	$4,562	$714,348	$391,563

Net Assets Consist of:
Capital	$84,960	$40,326	$47,650	$634,485	$4,544	$869,298	$416,439
Accumulated Net Investment Income (Loss)	(95)	(41)	(63)	9	2	(559)	41
Accumulated Net Realized Loss from Investment, Swap, Futures and Foreign Currency Transactions	(21,185)	(85)	(844)	(41,572)	(12)	(86,133)	(7,906)
Net Unrealized Appreciation/Depreciation on Investments, Swaps, Futures and Foreign Currencies	445	(1,322)	(2,355)	(51,416)	28	(68,258)	(17,011)

Net Assets	$64,125	$38,878	$44,388	$541,506	$4,562	$714,348	$391,563

Net Assets:
I Shares	$53,070	$33,252	$43,804	$534,752	$4,562	$693,331	$385,077
A Shares	2,082	44	584	6,481	N/A	17,617	3,421
C Shares	8,973	5,582	N/A	273	N/A	3,400	3,065
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	5,419	3,447	4,726	61,688	455	77,211	40,648
A Shares	213	5	63	747	N/A	2,007	360
C Shares	916	577	N/A	32	N/A	379	323
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$9.80	$9.65	$9.27	$8.67	$10.03	$8.98	$9.47
A Shares	9.78	9.66	9.25	8.67	N/A	8.78	9.50
C Shares(b)	9.80	9.67	N/A	8.67	N/A	8.98	9.50
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$9.80	$9.65	$9.27	$8.67	$10.03	$8.98	$9.47
A Shares	10.03	10.14	9.71	8.89	N/A	9.22	9.74
C Shares	9.80	9.67	N/A	8.67	N/A	8.98	9.50
Maximum Sales Charge — A Shares	2.50%	4.75%	4.75%	2.50%	4.75%	4.75%	2.50%

Amounts designated as “— ” are $0 or have been rounded to $0.

*	Investments include securities on loan of $—; $—; $—; $—; $—, $41,495 and $39,661, respectively.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS   September 30, 2008  (Amounts in thousands, except per share amounts)
(Unaudited)

						U.S.
	Short-Term					Government
	U.S.		Total		U.S.	Securities	Virginia
	Treasury	Strategic	Return	Ultra-Short	Government	Ultra-Short	Intermediate
	Securities	Income	Bond	Bond	Securities	Bond	Municipal
	Fund	Fund	Fund	Fund	Fund	Fund	Bond Fund

Assets:
Total Investments, at Cost	$108,972	$95,601	$682,473	$83,400	$715,964	$86,513	$207,786

Investments, at Value*	$110,193	$93,356	$632,871	$77,541	$709,076	$85,679	$205,529
Investments in Affiliates, at Value and Cost	—	—	38,310	2,959	16,271	1,000	—

Total Investments	110,193	93,356	671,181	80,500	725,347	86,679	205,529

Interest and Dividends Receivable	425	1,027	4,966	425	5,328	389	2,776
Receivable for Capital Shares Issued	782	81	1,045	100	762	173	30
Receivable for Investment Securities Sold	5,123	758	551	154	—	185	—
Appreciated Credit Default Swap Agreements, at Value (Cost $—, $—, $13, $—, $—, $— and $—)	—	—	316	—	—	—	—
Appreciated Interest Rate Swap Agreements, at Value (Cost $—, $2, $—, $—, $—, $— and $—)	—	128	802	—	—	—	—
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	299	746	—	—	—	—
Reclaims Receivable	—	—	2	—	—	—
Receivable from Adviser	—	—	—	1	—	—	—
Prepaid Expenses	19	10	7	10	16	10	4

Total Assets	116,542	95,659	679,616	81,190	731,453	87,436	208,339

Liabilities:
Income Distributions Payable	178	312	2,128	274	1,209	310	630
Payable for Investment Securities Purchased	8,271	469	32,473	—	4,525	—	1,324
Payable for Capital Shares Redeemed	512	588	3,706	2,015	1,989	209	45
Depreciated Credit Default Swap Agreements, at Value (Proceeds $—, $—, $—, $—, $—, $— and $— )	—	69	102	—	—	—	—
Depreciated Interest Rate Swap Agreements, at Value (Proceeds $—, $—, $—, $—, $—, $— and $—)	—	3	7	—	—	—	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	423	923	—	—	—	—
Payable for Collateral Received on Securities Loaned	31,382	18,997	70,061	1,190	237,037	—	—
Unrealized Depreciation on Futures Contracts	—	—	—	—	—	11	—
Investment Advisory Fees Payable	24	38	119	15	200	14	96
Administration, Fund Accounting and Transfer Agency Fees Payable	1	5	8	2	9	3	2
Distribution and Service Fees Payable	8	19	—	—	4	—	3
Custodian Fees Payable	1	4	19	6	13	3	5
Trustee Fees Payable	1	2	4	1	3	—	2
Accrued Expenses	9	20	48	14	44	11	22

Total Liabilities	40,387	20,949	109,598	3,517	245,033	561	2,129

Net Assets	$76,155	$74,710	$570,018	$77,673	$486,420	$86,875	$206,210

Net Assets Consist of:
Capital	$76,353	$84,056	$589,774	$82,711	$477,266	$88,156	$208,734
Accumulated Net Investment Income (Loss)	(1)	746	2,115	11	297	(48)	(21)
Accumulated Net Realized Loss from Investment, Swap, Futures and Foreign Currency Transactions	(1,418)	(7,774)	(11,398)	(2,149)	(526)	(1,388)	(246)
Net Unrealized Appreciation/Depreciation on Investments, Swaps, Futures and Foreign Currencies	1,221	(2,318)	(10,473)	(2,900)	9,383	155	(2,257)

Net Assets	$76,155	$74,710	$570,018	$77,673	$486,420	$86,875	$206,210

Net Assets:
I Shares	$58,211	$51,883	$569,701	$77,673	$479,656	$86,875	$196,516
A Shares	9,812	837	257	N/A	2,840	N/A	6,921
C Shares	8,132	21,990	60	N/A	3,924	N/A	2,773
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	5,723	5,579	58,158	8,046	45,435	8,709	20,087
A Shares	966	90	25	N/A	269	N/A	707
C Shares	802	2,363	6	N/A	372	N/A	283
Net Asset Value and Redemption Price Per Share:(a)
I Shares	$10.17	$9.30	$9.80	$9.65	$10.56	$9.97	$9.78
A Shares	10.16	9.34	10.09	N/A	10.56	N/A	9.78
C Shares(b)	10.15	9.30	9.80	N/A	10.56	N/A	9.78
Offering Price per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
I Shares	$10.17	$9.30	$9.80	$9.65	$10.56	$9.97	$9.78
A Shares	10.42	9.81	10.59	N/A	11.09	N/A	10.27
C Shares	10.15	9.30	9.80	N/A	10.56	N/A	9.78
Maximum Sales Charge — A Shares	2.50%	4.75%	4.75%	N/A	4.75%	N/A	4.75%

Amounts designated as “— ” are $0 or have been rounded to $0.

*	Investments include securities on loan of $30,794; $18,784; $68,812; $1,178; $232,745 and $—, respectively.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)	Redemption price per share varies based on length of time shares are held.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except per share amounts)
(Unaudited)

			U.S.
	Prime		Government	U.S.	Virginia
	Quality	Tax-Exempt	Securities	Treasury	Tax-Free
	Money	Money	Money	Money	Money
	Market	Market	Market	Market	Market
	Fund	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$8,488,544	$1,767,565	$1,364,177	$1,825,816	$565,340

Investments, at Value	$8,038,457	$1,767,565	$780,600	$343,282	$565,340
Investments in Affiliates, at Value and Cost	70,000	—	—	—	—
Repurchase Agreements, at Value and Cost	380,087	—	583,577	1,482,534	—

Total Investments	8,488,544	1,767,565	1,364,177	1,825,816	565,340

Cash	—	9	—	—	—
Interest and Dividends Receivable	21,020	7,219	2,507	14	4,331
Interest Receivable from Affiliated Investments	34	—	—	—	—
Receivable for Capital Shares Issued	9,578	1,023	424	128	1,022
Receivable for Investment Securities Sold	—	48,528	—	—	49,750
Receivable from Adviser	—	—	—	76	—
Prepaid Expenses	32	16	17	8	9

Total Assets	8,519,208	1,824,360	1,367,125	1,826,042	620,452

Liabilities:
Income Distributions Payable	14,864	4,379	1,622	1,213	2,338
Investment Advisory Fees Payable	3,524	701	531	708	215
Administration, Fund Accounting and Transfer Agency Fees Payable	23	29	13	8	5
Compliance Services Fees Payable	1	—	1	1	—
Distribution and Service Fees Payable	675	59	40	24	47
Custodian Fees Payable	266	115	22	9	3
Trustee Fees Payable	11	4	7	9	3
Accrued Expenses	558	44	70	113	55

Total Liabilities	19,922	5,331	2,306	2,085	2,666

Net Assets	$8,499,286	$1,819,029	$1,364,819	$1,823,957	$617,786

Net Assets Consist of:
Capital	$8,502,536	$1,818,993	$1,364,825	$1,824,016	$617,662
Accumulated Net Investment Income (Loss)	40	27	(18)	80	13
Accumulated Net Realized Gain (Loss) from Investment Transactions	(3,290)	9	12	(139)	111

Net Assets	$8,499,286	$1,819,029	$1,364,819	$1,823,957	$617,786

Net Assets:
I Shares	$3,342,751	$1,399,642	$989,167	$1,484,719	$263,353
A Shares	5,153,615	419,387	375,652	339,238	354,433
C Shares	2,920	N/A	N/A	N/A	N/A
Shares Outstanding (unlimited number of shares authorized, no par value):
I Shares	3,344,008	1,399,586	989,170	1,484,782	263,302
A Shares	5,155,605	419,407	375,656	339,234	354,359
C Shares	2,923	N/A	N/A	N/A	N/A
Net Asset Value, Offering and Redemption Price Per Share:
I Shares	$1.00	$1.00	$1.00	$1.00	$1.00
A Shares	1.00	1.00	1.00	1.00	1.00
C Shares	1.00	N/A	N/A	N/A	N/A

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Six Months Ended September 30, 2008  (Amounts in thousands)
(Unaudited)

						Investment
	Georgia Tax-	High Grade			Investment	Grade	Limited
	Exempt	Municipal	High Income	Intermediate	Grade Bond	Tax-Exempt	Duration
	Bond Fund	Bond Fund	Fund	Bond Fund	Fund	Bond Fund	Fund

Investment Income:
Interest Income	$4,042	$3,345	$2,269	$17,354	$9,169	$11,041	$446
Dividend Income	77	119	—	—	—	699	—
Dividend Income from Affiliated Investment Companies	—	—	60	344	190	107	196
Net Income from Securities Lending	—	—	3	1,429	452	—	—

Total Investment Income	4,119	3,464	2,332	19,127	9,811	11,847	642

Expenses:
Investment Advisory Fees	513	466	160	1,038	1,009	1,573	22
Administration, Fund Accounting and Transfer Agency Fees	25	23	15	112	63	92	7
Compliance Services Fees	2	2	1	9	5	6	—
Distribution and Service Fees — A Shares	3	2	5	1	21	18	N/A
Distribution and Service Fees — C Shares	24	25	100	—	36	29	N/A
Custodian Fees	2	2	4	10	9	4	6
Printing Fees	4	4	2	19	10	13	1
Professional Fees	3	3	1	10	6	8	1
Registration Fees	5	14	7	5	13	22	2
Trustees’ Fees	1	1	1	6	4	5	—
Interest Expense	152	—	—	—	—	—	—
Other Fees	3	1	4	14	10	15	—

Total Expenses	737	543	300	1,224	1,186	1,785	39

Less: Investment Advisory Fees Waived/Expenses Reimbursed	(2)	—	(3)	—	—	—	—
Less: Administration Fees Waived	(15)	(1)	(7)	(5)	(3)	(4)	—

Net Expenses	720	542	290	1,219	1,183	1,781	39

Net Investment Income (Loss)	3,399	2,922	2,042	17,908	8,628	10,066	603

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currencies:
Net Realized Gain (Loss) from
Investment, Swap and Foreign Currency Transactions	(580)	279	(1,183)	3,515	1,125	4,001	(607)
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	(8,296)	(4,954)	(2,651)	(27,020)	(15,683)	(31,083)	(39)

Net Realized and Unrealized Gain (Loss) on Investments, Swaps and Foreign Currencies	(8,876)	(4,675)	(3,834)	(23,505)	(14,558)	(27,082)	(646)

Change in Net Assets from Operations	$(5,477)	$(1,753)	$(1,792)	$(5,597)	$(5,930)	$(17,016)	$(43)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Six Months Ended September 30, 2008  (Amounts in thousands)
(Unaudited)

	Limited-Term
	Federal		North
	Mortgage	Maryland	Carolina Tax-	Seix Floating
	Securities	Municipal	Exempt Bond	Rate High	Seix Global	Seix High	Short-Term
	Fund	Bond Fund	Fund	Income Fund	Strategy Fund*	Yield Fund	Bond Fund

Investment Income:
Interest Income	$2,026	$872	$960	$19,001	$4	$31,072	$9,058
Dividend Income	—	11	29	—	—	—	—
Dividend Income from Affiliated Investment Companies	70	—	—	614	—	484	165
Net Income from Securities Lending	—	—	—	—	—	119	111

Total Investment Income	2,096	883	989	19,615	4	31,675	9,334

Expenses:
Investment Advisory Fees	209	115	131	1,394	2	1,655	804
Administration, Fund Accounting and Transfer Agency Fees	14	6	6	80	1	127	57
Compliance Services Fees	1	—	—	7	—	9	4
Distribution and Service Fees — A Shares	2	—	1	10	N/A	26	4
Distribution and Service Fees — C Shares	49	29	—	1	N/A	19	17
Custodian Fees	7	3	1	4	2	10	11
Printing Fees	2	1	1	15	—	21	9
Professional Fees	2	—	1	9	—	14	6
Registration Fees	14	3	3	20	3	21	11
Trustees’ Fees	1	—	—	5	—	7	3
Other Fees	4	1	1	10	—	18	5

Total Expenses	305	158	145	1,555	8	1,927	931

Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	—	—	(6)	—	—
Less: Administration Fees Waived	(1)	—	—	(4)	—	(22)	(3)

Net Expenses	304	158	145	1,551	2	1,905	928

Net Investment Income (Loss)	1,792	725	844	18,064	2	29,770	8,406

Net Realized and Unrealized Gain (Loss) on Investments, Swaps, Futures and Foreign Currencies:
Net Realized Gain (Loss) from:
Investment, Swap, Futures and Foreign Currency Transactions	(499)	32	(101)	(16,563)	(12)	(19,549)	1,042
Securities Sold Short	—	—	—	—	—	—	(23)
Net Change in Unrealized Appreciation/Depreciation on:
Investments, Swaps, Futures and Foreign Currencies	(563)	(1,601)	(2,007)	384	28	(44,656)	(17,630)
Securities Sold Short	—	—	—	—	—	—	182

Net Realized and Unrealized Gain (Loss) on Investments, Swaps, Futures and Foreign Currencies	(1,062)	(1,569)	(2,108)	(16,179)	16	(64,205)	(16,429)

Change in Net Assets from Operations	$730	$(844)	$(1,264)	$1,885	$18	$(34,435)	$(8,023)

*	From Commencement of Operations on September 8, 2008.

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Six Months Ended September 30, 2008  (Amounts in thousands)
(Unaudited)

						U.S.
	Short-Term				U.S.	Government	Virginia
	U.S. Treasury				Government	Securities	Intermediate
	Securities	Strategic	Total Return	Ultra-Short	Securities	Ultra-Short	Municipal
	Fund	Income Fund	Bond Fund	Bond Fund	Fund	Bond Fund	Bond Fund

Investment Income:
Interest Income	$1,221	$2,323	$14,681	$1,804	$8,281	$1,656	$4,444
Dividend Income	8	—	—	—	—	32	40
Dividend Income from Affiliated Investment Companies	—	2	331	42	308	—	—
Net Income from Securities Lending	107	62	301	2	788	4	—
Less: Foreign Taxes Withheld	—	6	—	—	—	—	—

Total Investment Income	1,336	2,393	15,313	1,848	9,377	1,692	4,484

Expenses:
Investment Advisory Fees	145	247	748	96	1,214	79	594
Administration, Fund Accounting and Transfer Agency Fees	11	20	85	18	65	12	29
Compliance Services Fees	1	1	7	1	7	1	2
Distribution and Service Fees — A Shares	6	2	—	N/A	5	N/A	5
Distribution and Service Fees — C Shares	40	117	—	N/A	20	N/A	15
Custodian Fees	4	9	16	19	8	8	7
Printing Fees	1	2	16	2	14	2	4
Professional Fees	1	2	10	1	10	2	3
Registration Fees	10	13	5	7	14	6	6
Trustees’ Fees	—	1	5	1	5	1	1
Other Fees	1	6	12	5	5	3	2

Total Expenses	220	420	904	150	1,367	114	668

Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	—	(8)	—	—	—
Less: Administration Fees Waived	—	(1)	(4)	(11)	(3)	(6)	(1)

Net Expenses	220	419	900	131	1,364	108	667

Net Investment Income (Loss)	1,116	1,974	14,413	1,717	8,013	1,584	3,817

Net Realized and Unrealized Gain (Loss) on Investments, Swaps, Futures and Foreign Currencies:
Net Realized Gain (Loss) from
Investment, Swap, Futures and Foreign Currency Transactions	765	(537)	(6,855)	136	4,551	(136)	188
Net Change in Unrealized Appreciation/Depreciation on
Investments, Swaps, Futures and Foreign Currencies	(1,427)	(1,988)	(13,088)	(2,376)	(6,251)	(258)	(6,744)

Net Realized and Unrealized Gain (Loss) on Investments, Swaps, Futures and Foreign Currencies	(662)	(2,525)	(19,943)	(2,240)	(1,700)	(394)	(6,556)

Change in Net Assets from Operations	$454	$(551)	$(5,530)	$(523)	$6,313	$1,190	$(2,739)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Six Months Ended September 30, 2008  (Amounts in thousands)
(Unaudited)

			U.S.
			Government
	Prime Quality	Tax-Exempt	Securities	U.S. Treasury	Virginia Tax-
	Money	Money	Money	Money	Free Money
	Market Fund	Market Fund	Market Fund	Market Fund	Market Fund

Investment Income:
Interest Income	$118,550	$20,386	$21,878	$13,404	$6,987
Interest Recovery Payments by Affiliate	469	—	—	—	—
Interest Income from Affiliated Investments	1,356	—	—	—	—
Dividend Income	10,026	974	1,344	49	311

Total Investment Income	130,401	21,360	23,222	13,453	7,298

Expenses:
Investment Advisory Fees	23,007	4,512	5,501	3,847	1,355
Administration, Fund Accounting and Transfer Agency Fees	1,207	272	256	176	92
Compliance Services Fees	133	27	23	12	8
Distribution and Service Fees — A Shares	4,514	403	234	97	307
Distribution and Service Fees — C Shares	5	N/A	N/A	N/A	N/A
Custodian Fees	44	10	6	27	12
Printing Fees	227	46	39	20	13
Professional Fees	228	35	27	15	10
Registration Fees	21	12	10	9	11
Trustees’ Fees	98	19	17	8	6
Other Fees	119	18	27	15	5

Total Expenses	29,603	5,354	6,140	4,226	1,819
Less: Investment Advisory Fees Waived/Expenses Reimbursed	—	—	—	(76)	—
Less: Administration Fees Waived	(60)	(13)	(13)	(16)	(4)

Net Expenses	29,543	5,341	6,127	4,134	1,815

Net Investment Income (Loss)	100,858	16,019	17,095	9,319	5,483

Net Realized Gain (Loss) on Investments:
Net Realized Gain (Loss) from
Investment Transactions	(50,027)	117	12	42	56
Net Increase from Payments by Affiliate	49,000	—	—	—	—

Net Realized Gain (Loss) on Investments	(1,027)	117	12	42	56

Change in Net Assets from Operations	$99,831	$16,136	$17,107	$9,361	$5,539

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Georgia Tax-Exempt Bond Fund		High Grade Municipal Bond Fund		High Income Fund		Intermediate Bond Fund
	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$3,399	$6,172	$2,922	$5,869	$2,042	$5,041	$17,908	$26,334
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	(580)	(1,435)	279	(581)	(1,183)	(4,003)	3,515	8,553
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	(8,296)	(3,963)	(4,954)	(969)	(2,651)	(3,721)	(27,020)	12,231

Change in Net Assets from Operations	(5,477)	774	(1,753)	4,319	(1,792)	(2,683)	(5,597)	47,118

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(3,263)	(5,445)	(2,822)	(5,652)	(1,188)	(3,235)	(16,944)	(26,458)
A Shares	(73)	(150)	(38)	(78)	(125)	(65)	(13)	(32)
C Shares	(63)	(150)	(62)	(139)	(689)	(1,813)	(1)	—
Net Realized Gains:
I Shares	—	—	—	(415)	—	(687)	—	(646)
A Shares	—	—	—	(6)	—	(18)	—	(1)
C Shares	—	—	—	(14)	—	(430)	—	—

Total Dividends and Distributions	(3,399)	(5,745)	(2,922)	(6,304)	(2,002)	(6,248)	(16,958)	(27,137)

Change in Net Assets from Capital Transactions	12,343	31,066	(83,419)	10,196	(2,823)	(11,258)	68,585	699,504

Change in Net Assets	3,467	26,095	(88,094)	8,211	(6,617)	(20,189)	46,030	719,485

Net Assets:
Beginning of Period	178,680	152,585	181,486	173,275	51,980	72,169	813,727	94,242

End of Period	$182,147	$178,680	$93,392	$181,486	$45,363	$51,980	$859,757	$813,727

Accumulated Net Investment Income (Loss), End of Period	$190	$190	$(7)	$(7)	$(5)	$(45)	$2,478	$1,528

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Georgia Tax-Exempt Bond Fund		High Grade Municipal Bond Fund		High Income Fund		Intermediate Bond Fund
	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$25,583	$64,102	$18,987	$56,199	$10,224	$17,711	$155,235	$768,551
Dividends Reinvested	202	396	221	569	648	1,788	2,266	4,243
Cost of Shares Redeemed	(12,770)	(32,853)	(101,551)	(44,618)	(12,236)	(26,276)	(88,868)	(73,892)

Change in Net Assets from I Shares	13,015	31,645	(82,343)	12,150	(1,364)	(6,777)	68,633	698,902

A Shares:
Proceeds from Shares Issued	81	2,715	19	645	6,597	1,127	5	1,931
Dividends Reinvested	27	64	19	47	24	50	8	23
Cost of Shares Redeemed	(133)	(2,083)	(462)	(1,069)	(6,252)	(697)	(130)	(1,360)

Change in Net Assets from A Shares	(25)	696	(424)	(377)	369	480	(117)	594

C Shares:
Proceeds from Shares Issued	1	2	9	3	230	498	68	9
Dividends Reinvested	55	130	37	93	463	1,522	1	—
Cost of Shares Redeemed	(703)	(1,407)	(698)	(1,673)	(2,521)	(6,981)	—	(1)

Change in Net Assets from C Shares	(647)	(1,275)	(652)	(1,577)	(1,828)	(4,961)	69	8

Change in Net Assets from Capital Transactions	$12,343	$31,066	$(83,419)	$10,196	$(2,823)	$(11,258)	$68,585	$699,504

Share Transactions:
I Shares:
Issued	2,567	6,331	1,754	5,186	1,595	2,494	15,298	76,482
Reinvested	20	39	21	52	102	260	225	420
Redeemed	(1,278)	(3,246)	(9,413)	(4,110)	(1,889)	(3,793)	(8,766)	(7,350)

Change in I Shares	1,309	3,124	(7,638)	1,128	(192)	(1,039)	6,757	69,552

A Shares:
Issued	8	268	2	60	1,025	159	—	194
Reinvested	3	6	2	4	4	7	1	2
Redeemed	(13)	(206)	(43)	(98)	(954)	(102)	(13)	(135)

Change in A Shares	(2)	68	(39)	(34)	75	64	(12)	61

C Shares:
Issued	—	—	1	—	35	70	7	1
Reinvested	6	13	3	9	73	221	—	—
Redeemed	(71)	(139)	(65)	(154)	(395)	(1,003)	—	—

Change in C Shares	(65)	(126)	(61)	(145)	(287)	(712)	7	1

Change in Shares	1,242	3,066	(7,738)	949	(404)	(1,687)	6,752	69,614

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

			Investment Grade Tax-Exempt				Limited-Term Federal Mortgage
	Investment Grade Bond Fund		Bond Fund		Limited Duration Fund		Securities Fund
	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$8,628	$18,964	$10,066	$16,752	$603	$2,222	$1,792	$7,027
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	1,125	4,673	4,001	3,587	(607)	(16)	(499)	(1,816)
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	(15,683)	4,363	(31,083)	3,642	(39)	(590)	(563)	1,945

Change in Net Assets from Operations	(5,930)	28,000	(17,016)	23,981	(43)	1,616	730	7,156

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(7,820)	(18,159)	(9,825)	(16,266)	(564)	(2,185)	(1,766)	(6,967)
A Shares	(262)	(708)	(177)	(336)	N/A	N/A	(56)	(152)
C Shares	(113)	(323)	(64)	(151)	N/A	N/A	(195)	(505)
Net Realized Gains:
I Shares	—	—	—	(1,323)	—	—	—	—
A Shares	—	—	—	(28)	N/A	N/A	—	—
C Shares	—	—	—	(16)	N/A	N/A	—	—

Total Dividends and Distributions	(8,195)	(19,190)	(10,066)	(18,120)	(564)	(2,185)	(2,017)	(7,624)

Change in Net Assets from Capital Transactions	8,909	(21,242)	155,424	127,864	(728)	3,787	(33,694)	(341,245)

Change in Net Assets	(5,216)	(12,432)	128,342	133,725	(1,335)	3,218	(34,981)	(341,713)

Net Assets:
Beginning of Period	407,314	419,746	563,175	429,450	43,509	40,291	99,106	440,819

End of Period	$402,098	$407,314	$691,517	$563,175	$42,174	$43,509	$64,125	$99,106

Accumulated Net Investment Income (Loss), End of Period	$1,385	$952	$(154)	$(154)	$39	$—	$(95)	$130

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

			Investment Grade Tax-Exempt				Limited-Term Federal Mortgage
	Investment Grade Bond Fund		Bond Fund		Limited Duration Fund		Securities Fund
	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$78,999	$126,591	$239,471	$250,079	$1,358	$14,306	$2,750	$16,759
Dividends Reinvested	5,033	10,207	3,561	6,421	361	1,558	628	2,221
Cost of Shares Redeemed	(73,798)	(154,150)	(88,040)	(126,339)	(2,447)	(12,077)	(34,843)	(355,644)

Change in Net Assets from I Shares	10,234	(17,352)	154,992	130,161	(728)	3,787	(31,465)	(336,664)

A Shares:
Proceeds from Shares Issued	614	3,215	3,042	585	N/A	N/A	83	946
Dividends Reinvested	232	628	97	247	N/A	N/A	46	132
Cost of Shares Redeemed	(1,484)	(6,229)	(2,373)	(1,795)	N/A	N/A	(679)	(1,943)

Change in Net Assets from A Shares	(638)	(2,386)	766	(963)	N/A	N/A	(550)	(865)

C Shares:
Proceeds from Shares Issued	10	304	19	9	N/A	N/A	21	41
Dividends Reinvested	99	287	49	129	N/A	N/A	164	426
Cost of Shares Redeemed	(796)	(2,095)	(402)	(1,472)	N/A	N/A	(1,864)	(4,183)

Change in Net Assets from C Shares	(687)	(1,504)	(334)	(1,334)	N/A	N/A	(1,679)	(3,716)

Change in Net Assets from Capital Transactions	$8,909	$(21,242)	$155,424	$127,864	$(728)	$3,787	$(33,694)	$(341,245)

Share Transactions:
I Shares:
Issued	7,484	11,942	20,587	21,771	139	1,434	280	1,694
Reinvested	478	965	309	559	37	156	64	224
Redeemed	(6,983)	(14,624)	(7,595)	(10,982)	(251)	(1,215)	(3,551)	(35,833)

Change in I Shares	979	(1,717)	13,301	11,348	(75)	375	(3,207)	(33,915)

A Shares:
Issued	58	306	261	51	N/A	N/A	8	96
Reinvested	22	59	8	22	N/A	N/A	5	13
Redeemed	(140)	(591)	(207)	(157)	N/A	N/A	(69)	(197)

Change in A Shares	(60)	(226)	62	(84)	N/A	N/A	(56)	(88)

C Shares:
Issued	1	29	2	1	N/A	N/A	2	4
Reinvested	9	27	4	11	N/A	N/A	17	43
Redeemed	(75)	(198)	(35)	(128)	N/A	N/A	(190)	(421)

Change in C Shares	(65)	(142)	(29)	(116)	N/A	N/A	(171)	(374)

Change in Shares	854	(2,085)	13,334	11,148	(75)	375	(3,434)	(34,377)

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

			North Carolina Tax-Exempt		Seix Floating Rate High		Seix Global
	Maryland Municipal Bond Fund		Bond Fund		Income Fund		Strategy Fund
	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	09/08/08* -
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$725	$1,386	$844	$1,575	$18,064	$49,636	$2
Net Realized Gain (Loss) from Investment, Swap and Foreign Currency Transactions	32	(116)	(101)	(609)	(16,563)	(25,168)	(12)
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps and Foreign Currencies	(1,601)	(574)	(2,007)	(889)	384	(53,643)	28

Change in Net Assets from Operations	(844)	696	(1,264)	77	1,885	(29,175)	18

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(648)	(1,217)	(833)	(1,546)	(17,779)	(48,930)	—
A Shares	(1)	(2)	(11)	(29)	(184)	(637)	N/A
C Shares	(76)	(167)	—	—	(7)	(9)	N/A
Net Realized Gains:
I Shares	—	(19)	—	—	—	(1,465)	—
A Shares	—	—	—	—	—	(17)	N/A
C Shares	—	(3)	—	—	—	(1)	N/A

Total Dividends and Distributions	(725)	(1,408)	(844)	(1,575)	(17,970)	(51,059)	—

Change in Net Assets from Capital Transactions	(3,604)	8,332	2,690	276	(2,424)	47,072	4,544

Change in Net Assets	(5,173)	7,620	582	(1,222)	(18,509)	(33,162)	4,562

Net Assets:
Beginning of Period	44,051	36,431	43,806	45,028	560,015	593,177	—

End of Period	$38,878	$44,051	$44,388	$43,806	$541,506	$560,015	$4,562

Accumulated Net Investment Income (Loss), End of Period	$(41)	$(41)	$(63)	$(63)	$9	$(85)	$2

* Commencement of Operations.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	Maryland Municipal				Seix Floating Rate High		Seix Global
	Bond Fund		North Carolina Tax-Exempt Bond Fund		Income Fund		Strategy Fund
	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	09/08/08* -
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$2,527	$17,043	$6,830	$14,056	$153,196	$415,063	$4,544
Dividends Reinvested	15	38	6	15	13,351	39,426	—
Cost of Shares Redeemed	(6,088)	(7,852)	(3,997)	(13,687)	(169,102)	(405,010)	—

Change in Net Assets from I Shares	(3,546)	9,229	2,839	384	(2,555)	49,479	4,544

A Shares:
Proceeds from Shares Issued	—	294	—	601	265	8,633	N/A
Dividends Reinvested	1	2	6	9	19	214	N/A
Cost of Shares Redeemed	—	(293)	(155)	(716)	(222)	(11,489)	N/A

Change in Net Assets from A Shares	1	3	(149)	(106)	62	(2,642)	N/A

C Shares:
Proceeds from Shares Issued	1	7	—	—	100	268	N/A
Dividends Reinvested	62	136	—	—	4	6	N/A
Cost of Shares Redeemed	(122)	(1,043)	—	(2)	(35)	(39)	N/A

Change in Net Assets from C Shares	(59)	(900)	—	(2)	69	235	N/A

Change in Net Assets from Capital Transactions	$(3,604)	$8,332	$2,690	$276	$(2,424)	$47,072	$4,544

Share Transactions:
I Shares:
Issued	251	1,680	700	1,427	16,771	43,054	455
Reinvested	2	4	1	1	1,473	4,143	—
Redeemed	(605)	(777)	(410)	(1,383)	(18,726)	(43,415)	—

Change in I Shares	(352)	907	291	45	(482)	3,782	455

A Shares:
Issued	—	30	—	61	29	888	N/A
Reinvested	—	—	1	1	2	22	N/A
Redeemed	—	(29)	(16)	(73)	(24)	(1,203)	N/A

Change in A Shares	—	1	(15)	(11)	7	(293)	N/A

C Shares:
Issued	—	1	—	—	12	27	N/A
Reinvested	6	13	—	—	—	1	N/A
Redeemed	(12)	(103)	—	—	(4)	(4)	N/A

Change in C Shares	(6)	(89)	—	—	8	24	N/A

Change in Shares	(358)	819	276	34	(467)	3,513	455

* Commencement of Operations.

Amounts designated as “— ” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

					Short-Term U.S.
	Seix High Yield Fund		Short-Term Bond Fund		Treasury Securities Fund		Strategic Income Fund
	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$29,770	$67,016	$8,406	$17,192	$1,116	$2,916	$1,974	$6,126
Net Realized Gain (Loss) from Investment, Swap, Futures and Foreign Currency Transactions	(19,549)	(49,258)	1,019	2,527	765	286	(537)	(1,084)
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps, Futures and Foreign Currencies	(44,656)	(39,042)	(17,448)	523	(1,427)	2,596	(1,988)	(1,934)

Change in Net Assets from Operations	(34,435)	(21,284)	(8,023)	20,242	454	5,798	(551)	3,108

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(28,611)	(65,571)	(8,266)	(16,862)	(929)	(2,447)	(1,481)	(4,654)
A Shares	(805)	(1,990)	(72)	(162)	(97)	(157)	(24)	(75)
C Shares	(131)	(312)	(53)	(139)	(90)	(312)	(486)	(1,517)

Total Dividends and Distributions	(29,547)	(67,873)	(8,391)	(17,163)	(1,116)	(2,916)	(1,991)	(6,246)

Change in Net Assets from Capital Transactions	89,597	(373,448)	10,074	(40,176)	1,762	1,362	(11,332)	(29,098)

Change in Net Assets	25,615	(462,605)	(6,340)	(37,097)	1,100	4,244	(13,874)	(32,236)

Net Assets:
Beginning of Period	688,733	1,151,338	397,903	435,000	75,055	70,811	88,584	120,820

End of Period	$714,348	$688,733	$391,563	$397,903	$76,155	$75,055	$74,710	$88,584

Accumulated Net Investment Income (Loss), End of Period	$(599)	$(782)	$41	$26	$(1)	$(1)	$746	$763

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

					Short-Term U.S.
	Seix High Yield Fund		Short-Term Bond Fund		Treasury Securities Fund		Strategic Income Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$201,227	$227,317	$69,604	$143,037	$9,611	$20,010	$1,405	$16,903
Dividends Reinvested	23,258	56,687	2,238	4,166	185	394	144	489
Cost of Shares Redeemed	(132,131)	(651,781)	(61,286)	(186,315)	(13,414)	(15,806)	(10,471)	(39,353)

Change in Net Assets from I Shares	92,354	(367,777)	10,556	(39,112)	(3,618)	4,598	(8,922)	(21,961)

A Shares:
Proceeds from Shares Issued	615	1,674	297	1,760	6,600	402	—	798
Dividends Reinvested	778	1,895	49	120	65	121	14	50
Cost of Shares Redeemed	(3,837)	(8,751)	(546)	(1,886)	(664)	(850)	(371)	(740)

Change in Net Assets from A Shares	(2,444)	(5,181)	(200)	(6)	6,001	(327)	(357)	108

C Shares:
Proceeds from Shares Issued	1	200	20	123	648	318	329	345
Dividends Reinvested	58	125	49	127	78	274	343	1,072
Cost of Shares Redeemed	(372)	(815)	(351)	(1,308)	(1,347)	(3,501)	(2,725)	(8,662)

Change in Net Assets from C Shares	(313)	(490)	(282)	(1,058)	(621)	(2,909)	(2,053)	(7,245)

Change in Net Assets from Capital Transactions	$89,597	$(373,448)	$10,074	$(40,176)	$1,762	$1,362	$(11,332)	$(29,098)

Share Transactions:
I Shares:
Issued	20,542	21,570	7,118	14,543	947	2,003	147	1,733
Reinvested	2,414	5,468	230	423	18	39	15	50
Redeemed	(13,589)	(62,214)	(6,291)	(18,997)	(1,322)	(1,588)	(1,101)	(4,051)

Change in I Shares	9,367	(35,176)	1,057	(4,031)	(357)	454	(939)	(2,268)

A Shares:
Issued	64	164	30	179	655	40	—	83
Reinvested	83	188	5	12	6	12	2	5
Redeemed	(405)	(871)	(56)	(192)	(66)	(85)	(39)	(76)

Change in A Shares	(258)	(519)	(21)	(1)	595	(33)	(37)	12

C Shares:
Issued	—	20	2	13	64	31	34	35
Reinvested	6	12	5	13	8	28	36	110
Redeemed	(38)	(80)	(36)	(133)	(133)	(353)	(286)	(891)

Change in C Shares	(32)	(48)	(29)	(107)	(61)	(294)	(216)	(746)

Change in Shares	9,077	(35,743)	1,007	(4,139)	177	127	(1,192)	(3,002)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

					U.S. Government		U.S. Government
	Total Return Bond Fund		Ultra-Short Bond Fund		Securities Fund		Securities Ultra-Short Bond Fund
	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$14,413	$32,003	$1,717	$3,949	$8,013	$27,683	$1,584	$1,866
Net Realized Gain (Loss) from Investment, Swap, Futures and Foreign Currency Transactions	(6,855)	5,965	136	100	4,551	4,039	(136)	123
Net Change in Unrealized Appreciation/Depreciation on Investments, Swaps, Futures and Foreign Currencies	(13,088)	3,710	(2,376)	(864)	(6,251)	13,983	(258)	267

Change in Net Assets from Operations	(5,530)	41,678	(523)	3,185	6,313	45,705	1,190	2,256

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(13,537)	(32,040)	(1,746)	(3,946)	(7,924)	(27,304)	(1,662)	(1,928)
A Shares	(5)	(13)	N/A	N/A	(47)	(164)	N/A	N/A
C Shares	(1)	(1)	N/A	N/A	(47)	(177)	N/A	N/A

Total Dividends and Distributions	(13,543)	(32,054)	(1,746)	(3,946)	(8,018)	(27,645)	(1,662)	(1,928)

Change in Net Assets from Capital Transactions	(41,669)	19,107	(7,950)	3,007	(11,563)	(61,398)	24,443	28,165

Change in Net Assets	(60,742)	28,731	(10,219)	2,246	(13,268)	(43,338)	23,971	28,493

Net Assets:
Beginning of Period	630,760	602,029	87,892	85,646	499,688	543,026	62,904	34,411

End of Period	$570,018	$630,760	$77,673	$87,892	$486,420	$499,688	$86,875	$62,904

Accumulated Net Investment Income (Loss), End of Period	$2,115	$1,245	$11	$40	$297	$302	$(48)	$30

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

					U.S. Government		U.S. Government
	Total Return Bond Fund		Ultra-Short Bond Fund		Securities Fund		Securities Ultra-Short Bond Fund
	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$51,026	$190,795	$14,757	$50,129	$54,455	$221,770	$85,222	$41,205
Dividends Reinvested	6,368	14,034	621	1,395	1,232	3,769	955	901
Cost of Shares Redeemed	(99,081)	(185,673)	(23,328)	(48,517)	(66,334)	(286,437)	(61,734)	(13,941)

Change in Net Assets from I Shares	(41,687)	19,156	(7,950)	3,007	(10,647)	(60,898)	24,443	28,165

A Shares:
Proceeds from Shares Issued	2	29	N/A	N/A	132	3,457	N/A	N/A
Dividends Reinvested	4	9	N/A	N/A	36	125	N/A	N/A
Cost of Shares Redeemed	(10)	(97)	N/A	N/A	(802)	(3,065)	N/A	N/A

Change in Net Assets from A Shares	(4)	(59)	N/A	N/A	(634)	517	N/A	N/A

C Shares:
Proceeds from Shares Issued	28	9	N/A	N/A	23	40	N/A	N/A
Dividends Reinvested	1	1	N/A	N/A	42	158	N/A	N/A
Cost of Shares Redeemed	(7)	—	N/A	N/A	(347)	(1,215)	N/A	N/A

Change in Net Assets from C Shares	22	10	N/A	N/A	(282)	(1,017)	N/A	N/A

Change in Net Assets from Capital Transactions	$(41,669)	$19,107	$(7,950)	$3,007	$(11,563)	$(61,398)	$24,443	$28,165

Share Transactions:
I Shares:
Issued	5,115	19,247	1,489	5,013	5,204	21,457	8,537	4,124
Reinvested	642	1,406	63	140	118	364	95	90
Redeemed	(10,008)	(18,646)	(2,373)	(4,852)	(6,341)	(27,370)	(6,197)	(1,397)

Change in I Shares	(4,251)	2,007	(821)	301	(1,019)	(5,549)	2,435	2,817

A Shares:
Issued	—	2	N/A	N/A	13	337	N/A	N/A
Reinvested	—	1	N/A	N/A	3	12	N/A	N/A
Redeemed	(1)	(9)	N/A	N/A	(77)	(296)	N/A	N/A

Change in A Shares	(1)	(6)	N/A	N/A	(61)	53	N/A	N/A

C Shares:
Issued	3	1	N/A	N/A	2	4	N/A	N/A
Reinvested	—	—	N/A	N/A	4	15	N/A	N/A
Redeemed	(1)	—	N/A	N/A	(33)	(118)	N/A	N/A

Change in C Shares	2	1	N/A	N/A	(27)	(99)	N/A	N/A

Change in Shares	(4,250)	2,002	(821)	301	(1,107)	(5,595)	2,435	2,817

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

							U.S. Government
			Prime Quality Money		Tax-Exempt Money		Securities Money
	Virginia Intermediate Municipal Bond Fund		Market Fund		Market Fund		Market Fund
	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$3,817	$7,819	$100,858	$430,271	$16,019	$56,139	$17,095	$45,412
Net Realized Gain (Loss) from Investment Transactions	188	(348)	(1,027)	(2,263)	117	51	12	2
Net Change in Unrealized Appreciation/Depreciation on Investments	(6,744)	(139)	—	—	—	—	—	—

Change in Net Assets from Operations	(2,739)	7,332	99,831	428,008	16,136	56,190	17,107	45,414

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(3,659)	(7,529)	(39,363)	(159,091)	(12,178)	(38,714)	(14,686)	(34,341)
A Shares	(120)	(207)	(61,453)	(271,012)	(3,841)	(17,424)	(2,409)	(11,103)
C Shares	(38)	(83)	(35)	(168)	N/A	N/A	N/A	N/A
Net Realized Gains:
I Shares	—	—	—	—	—	(195)	—	—
A Shares	—	—	—	—	—	(83)	—	—
C Shares	—	—	—	—	N/A	N/A	N/A	N/A

Total Dividends and Distributions	(3,817)	(7,819)	(100,851)	(430,271)	(16,019)	(56,416)	(17,095)	(45,444)

Change in Net Assets from Capital Transactions	(1,074)	(9,265)	(1,861,952)	1,194,783	(344,993)	412,027	(1,077,137)	1,492,880

Change in Net Assets	(7,630)	(9,752)	(1,862,972)	1,192,520	(344,876)	411,801	(1,077,125)	1,492,850

Net Assets:
Beginning of Period	213,840	223,592	10,362,258	9,169,738	2,163,905	1,752,104	2,441,944	949,094

End of Period	$206,210	$213,840	$8,499,286	$10,362,258	$1,819,029	$2,163,905	$1,364,819	$2,441,944

Accumulated Net Investment Income (Loss), End of Period	$(21)	$(21)	$40	$33	$27	$27	$(18)	$(18)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

							U.S. Government
			Prime Quality		Tax-Exempt		Securities Money
	Virginia Intermediate Municipal Bond Fund		Money Market Fund		Money Market Fund		Market Fund
	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$16,419	$35,802	$1,661,195	$5,562,214	$926,167	$2,388,440	$512,169	$2,368,401
Dividends Reinvested	84	162	4,302	18,302	—	8	65	328
Cost of Shares Redeemed	(18,251)	(45,889)	(2,157,330)	(4,993,485)	(1,100,170)	(1,972,418)	(1,631,429)	(951,500)

Change in Net Assets from I Shares	(1,748)	(9,925)	(491,833)	587,031	(174,003)	416,030	(1,119,195)	1,417,229

A Shares:
Proceeds from Shares Issued	1,004	2,525	802,619	2,874,940	204,262	724,129	183,252	411,165
Dividends Reinvested	71	106	61,435	270,896	3,841	17,508	2,410	11,103
Cost of Shares Redeemed	(161)	(1,792)	(2,232,965)	(2,538,480)	(379,093)	(745,640)	(143,604)	(346,617)

Change in Net Assets from A Shares	914	839	(1,368,911)	607,356	(170,990)	(4,003)	42,058	75,651

C Shares:
Proceeds from Shares Issued	82	100	171	1,253	N/A	N/A	N/A	N/A
Dividends Reinvested	26	60	31	144	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	(348)	(339)	(1,410)	(1,001)	N/A	N/A	N/A	N/A

Change in Net Assets from C Shares	(240)	(179)	(1,208)	396	N/A	N/A	N/A	N/A

Change in Net Assets from Capital Transactions	$(1,074)	$(9,265)	$(1,861,952)	$1,194,783	$(344,993)	$412,027	$(1,077,137)	$1,492,880

Share Transactions:
I Shares:
Issued	1,626	3,549	1,661,195	5,562,214	926,167	2,388,440	512,169	2,368,401
Reinvested	8	16	4,302	18,302	N/A	8	65	328
Redeemed	(1,809)	(4,555)	(2,157,330)	(4,993,485)	(1,100,170)	(1,972,418)	(1,631,429)	(951,500)

Change in I Shares	(175)	(990)	(491,833)	587,031	(174,003)	416,030	(1,119,195)	1,417,229

A Shares:
Issued	99	249	802,619	2,874,940	204,262	724,129	183,252	411,165
Reinvested	7	11	61,435	270,896	3,841	17,508	2,410	11,103
Redeemed	(16)	(177)	(2,232,965)	(2,538,480)	(379,093)	(745,640)	(143,604)	(346,617)

Change in A Shares	90	83	(1,368,911)	607,356	(170,990)	(4,003)	42,058	75,651

C Shares:
Issued	8	10	171	1,253	N/A	N/A	N/A	N/A
Reinvested	3	6	31	144	N/A	N/A	N/A	N/A
Redeemed	(35)	(34)	(1,410)	(1,001)	N/A	N/A	N/A	N/A

Change in C Shares	(24)	(18)	(1,208)	396	N/A	N/A	N/A	N/A

Change in Shares	(109)	(925)	(1,861,952)	1,194,783	(344,993)	412,027	(1,077,137)	1,492,880

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	U.S. Treasury		Virginia Tax-Free
	Money Market Fund		Money Market Fund
	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -
	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)

Operations:
Net Investment Income (Loss)	$9,319	$40,159	$5,483	$19,247
Net Realized Gain (Loss) from Investment Transactions	42	31	56	147

Change in Net Assets from Operations	9,361	40,190	5,539	19,394

Dividends and Distributions to Shareholders:
Net Investment Income:
I Shares	(8,587)	(38,384)	(2,309)	(8,010)
A Shares	(732)	(1,775)	(3,174)	(11,237)
Net Realized Gains:
I Shares	—	—	—	(36)
A Shares	—	—	—	(56)

Total Dividends and Distributions	(9,319)	(40,159)	(5,483)	(19,339)

Change in Net Assets from Capital Transactions	592,121	175,144	(95,449)	104,392

Change in Net Assets	592,163	175,175	(95,393)	104,447

Net Assets:
Beginning of Period	1,231,794	1,056,619	713,179	608,732

End of Period	$1,823,957	$1,231,794	$617,786	$713,179

Accumulated Net Investment Income (Loss), End of Period	$80	$80	$13	$13

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
RIDGEWORTH FUNDS  For the Periods Indicated  (Amounts in thousands)

	U.S. Treasury		Virginia Tax-Free
	Money Market Fund		Money Market Fund
	04/01/08 -	04/01/07 -	04/01/08 -	04/01/07 -
	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)

Capital Transactions:
I Shares:
Proceeds from Shares Issued	$1,559,770	$3,607,616	$219,913	$520,612
Dividends Reinvested	91	337	372	1,179
Cost of Shares Redeemed	(1,205,515)	(3,502,714)	(251,892)	(457,068)

Change in Net Assets from I Shares	354,346	105,239	(31,607)	64,723

A Shares:
Proceeds from Shares Issued	585,876	365,712	268,477	482,660
Dividends Reinvested	732	1,775	3,172	11,293
Cost of Shares Redeemed	(348,833)	(297,582)	(335,491)	(454,284)

Change in Net Assets from A Shares	237,775	69,905	(63,842)	39,669

Change in Net Assets from Capital Transactions	$592,121	$175,144	$(95,449)	$104,392

Share Transactions:
I Shares:
Issued	1,559,770	3,607,616	219,913	520,612
Reinvested	91	337	372	1,179
Redeemed	(1,205,515)	(3,502,714)	(251,892)	(457,068)

Change in I Shares	354,346	105,239	(31,607)	64,723

A Shares:
Issued	585,876	365,712	268,477	482,660
Reinvested	732	1,775	3,172	11,293
Redeemed	(348,833)	(297,582)	(335,491)	(454,284)

Change in A Shares	237,775	69,905	(63,842)	39,669

Change in Shares	592,121	175,144	(95,449)	104,392

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Georgia Tax-Exempt Bond Fund
I Shares
Six Months Ended September 30, 2008	$9.95	$0.18		$(0.46)	$(0.28)	$(0.18)	$—	$(0.18)	$9.49	(2.84)%	$173,982	0.74%	3.66%	0.76%	29%
Year Ended March 31, 2008	10.25	0.39		(0.33)	0.06	(0.36)	—	(0.36)	9.95	0.60	169,453	0.59	3.83	0.60	30
Year Ended March 31, 2007	10.16	0.37		0.13	0.50	(0.40)	(0.01)	(0.41)	10.25	4.95	142,485	0.60	3.71	0.60	61
Year Ended March 31, 2006	10.21	0.36	(a)	(0.04)	0.32	(0.36)	(0.01)	(0.37)	10.16	3.19	115,929	0.64	3.53	0.66	43
Period Ended March 31, 2005†	10.24	0.28		0.20	0.48	(0.27)	(0.24)	(0.51)	10.21	4.73	96,503	0.67	3.31	0.71	52
Year Ended May 31, 2004	10.89	0.34	(a)	(0.58)	(0.24)	(0.34)	(0.07)	(0.41)	10.24	(2.18)	98,113	0.71	3.26	0.76	100
Year Ended May 31, 2003	10.29	0.38		0.60	0.98	(0.38)	—	(0.38)	10.89	9.64	98,866	0.71	3.55	0.76	17
A Shares
Six Months Ended September 30, 2008	9.97	0.18		(0.47)	(0.29)	(0.18)	—	(0.18)	9.50	(3.01)	3,948	0.89	3.51	0.91	29
Year Ended March 31, 2008	10.26	0.38		(0.32)	0.06	(0.35)	—	(0.35)	9.97	0.54	4,164	0.74	3.63	0.75	30
Year Ended March 31, 2007	10.18	0.35		0.12	0.47	(0.38)	(0.01)	(0.39)	10.26	4.68	3,592	0.75	3.56	0.75	61
Year Ended March 31, 2006	10.22	0.35	(a)	(0.03)	0.32	(0.35)	(0.01)	(0.36)	10.18	3.12	3,711	0.79	3.38	0.81	43
Period Ended March 31, 2005†	10.25	0.27		0.20	0.47	(0.26)	(0.24)	(0.50)	10.22	4.57	2,660	0.86	3.12	0.99	52
Year Ended May 31, 2004	10.90	0.32	(a)	(0.58)	(0.26)	(0.32)	(0.07)	(0.39)	10.25	(2.39)	2,735	0.92	3.06	1.36	100
Year Ended May 31, 2003	10.31	0.35		0.59	0.94	(0.35)	—	(0.35)	10.90	9.29	2,630	0.92	3.34	1.41	17
C Shares
Six Months Ended September 30, 2008	9.96	0.13		(0.46)	(0.33)	(0.13)	—	(0.13)	9.50	(3.33)	4,217	1.74	2.66	1.76	29
Year Ended March 31, 2008	10.25	0.28		(0.31)	(0.03)	(0.26)	—	(0.26)	9.96	(0.31)	5,063	1.59	2.75	1.60	30
Year Ended March 31, 2007	10.17	0.26		0.12	0.38	(0.29)	(0.01)	(0.30)	10.25	3.81	6,508	1.60	2.74	1.60	61
Year Ended March 31, 2006	10.22	0.27	(a)	(0.04)	0.23	(0.27)	(0.01)	(0.28)	10.17	2.25	9,567	1.57	2.61	1.67	43
Period Ended March 31, 2005†	10.25	0.22		0.20	0.42	(0.21)	(0.24)	(0.45)	10.22	4.09	10,664	1.42	2.56	1.73	52
Year Ended May 31, 2004	10.90	0.27	(a)	(0.58)	(0.31)	(0.27)	(0.07)	(0.34)	10.25	(2.87)	13,351	1.42	2.55	1.84	100
Year Ended May 31, 2003	10.30	0.30		0.60	0.90	(0.30)	—	(0.30)	10.90	8.86	16,591	1.42	2.84	1.84	17
High Grade Municipal Bond Fund
I Shares
Six Months Ended September 30, 2008	10.80	0.19		(0.51)	(0.32)	(0.19)	—	(0.19)	10.29	(3.02)	87,260	0.61	3.48	0.61	93
Year Ended March 31, 2008	10.92	0.37		(0.09)	0.28	(0.37)	(0.03)	(0.40)	10.80	2.58	173,975	0.66	3.40	0.66	183
Year Ended March 31, 2007	10.82	0.37		0.12	0.49	(0.37)	(0.02)	(0.39)	10.92	4.54	163,707	0.60	3.37	0.61	128
Year Ended March 31, 2006	10.90	0.34		(0.03)	0.31	(0.34)	(0.05)	(0.39)	10.82	2.90	165,341	0.63	3.13	0.65	90
Period Ended March 31, 2005†	10.93	0.26		0.10	0.36	(0.26)	(0.13)	(0.39)	10.90	3.31	157,500	0.67	2.84	0.71	66
Year Ended May 31, 2004	11.69	0.32	(a)	(0.56)	(0.24)	(0.32)	(0.20)	(0.52)	10.93	(2.07)	165,065	0.71	2.82	0.75	56
Year Ended May 31, 2003	10.95	0.40		0.79	1.19	(0.40)	(0.05)	(0.45)	11.69	11.13	147,423	0.71	3.54	0.75	62
A Shares
Six Months Ended September 30, 2008	10.80	0.18		(0.50)	(0.32)	(0.18)	—	(0.18)	10.30	(3.00)	1,926	0.76	3.35	0.76	93
Year Ended March 31, 2008	10.93	0.35		(0.10)	0.25	(0.35)	(0.03)	(0.38)	10.80	2.33	2,442	0.81	3.26	0.81	183
Year Ended March 31, 2007	10.83	0.35		0.12	0.47	(0.35)	(0.02)	(0.37)	10.93	4.38	2,844	0.75	3.23	0.76	128
Year Ended March 31, 2006	10.91	0.33		(0.03)	0.30	(0.33)	(0.05)	(0.38)	10.83	2.73	5,077	0.80	2.98	0.81	90
Period Ended March 31, 2005†	10.93	0.25		0.11	0.36	(0.25)	(0.13)	(0.38)	10.91	3.24	6,129	0.86	2.65	0.94	66
Year Ended May 31, 2004	11.69	0.30	(a)	(0.56)	(0.26)	(0.30)	(0.20)	(0.50)	10.93	(2.28)	5,906	0.92	2.62	1.13	56
Year Ended May 31, 2003	10.95	0.38		0.79	1.17	(0.38)	(0.05)	(0.43)	11.69	10.89	8,191	0.92	3.29	1.13	62

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
High Grade Municipal Bond Fund
C Shares
Six Months Ended September 30, 2008	$10.82	$0.14		$(0.50)	$(0.36)	$(0.14)	$—	$(0.14)	$10.32	(3.41)%	$4,206	1.61%	2.50%	1.61%	93%
Year Ended March 31, 2008	10.95	0.26		(0.10)	0.16	(0.26)	(0.03)	(0.29)	10.82	1.46	5,069	1.66	2.40	1.66	183
Year Ended March 31, 2007	10.85	0.26		0.12	0.38	(0.26)	(0.02)	(0.28)	10.95	3.49	6,724	1.60	2.37	1.61	128
Year Ended March 31, 2006	10.93	0.24		(0.03)	0.21	(0.24)	(0.05)	(0.29)	10.85	1.95	8,783	1.56	2.22	1.66	90
Period Ended March 31, 2005†	10.96	0.19		0.10	0.29	(0.19)	(0.13)	(0.32)	10.93	2.66	12,347	1.42	2.09	1.73	66
Year Ended May 31, 2004	11.71	0.24	(a)	(0.55)	(0.31)	(0.24)	(0.20)	(0.44)	10.96	(2.68)	19,952	1.42	2.14	1.81	56
Year Ended May 31, 2003	10.97	0.32		0.79	1.11	(0.32)	(0.05)	(0.37)	11.71	10.32	40,241	1.42	2.81	1.80	62
High Income Fund(4)
I Shares
Six Months Ended September 30, 2008	6.40	0.26		(0.53)	(0.27)	(0.25)	—	(0.25)	5.88	(4.38)	26,961	0.70	7.79	0.73	123
Year Ended March 31, 2008	7.36	0.57		(0.82)	(0.25)	(0.58)	(0.13)	(0.71)	6.40	(3.68)	30,587	0.70	8.23	0.71	403
Year Ended March 31, 2007	6.97	0.58		0.39	0.97	(0.58)	—	(0.58)	7.36	14.58	42,809	0.70	8.11	0.71	379
Year Ended March 31, 2006	7.38	0.55		(0.03)	0.52	(0.55)	(0.38)	(0.93)	6.97	7.53	36,764	0.72	7.64	0.82	208
Period Ended March 31, 2005†	7.38	0.46		0.21	0.67	(0.46)	(0.21)	(0.67)	7.38	9.31	51,318	0.73	7.47	0.87	191
Year Ended May 31, 2004	7.16	0.62	(a)	0.22	0.84	(0.62)	—	(0.62)	7.38	11.94	71,314	0.76	8.27	0.91	49
Year Ended May 31, 2003	7.25	0.61		(0.09)	0.52	(0.61)	—	(0.61)	7.16	8.19	100,852	0.78	8.95	0.93	20
A Shares
Six Months Ended September 30, 2008	6.41	0.24		(0.53)	(0.29)	(0.24)	—	(0.24)	5.88	(4.68)	1,219	0.99	7.24	1.02	123
Year Ended March 31, 2008	7.37	0.55		(0.82)	(0.27)	(0.56)	(0.13)	(0.69)	6.41	(3.96)	847	1.00	7.95	1.02	403
Year Ended March 31, 2007	6.98	0.56		0.39	0.95	(0.56)	—	(0.56)	7.37	14.22	498	1.00	7.86	1.01	379
Year Ended March 31, 2006	7.39	0.53		(0.03)	0.50	(0.53)	(0.38)	(0.91)	6.98	7.20	403	1.03	7.36	1.13	208
Period Ended March 31, 2005†	7.38	0.44		0.22	0.66	(0.44)	(0.21)	(0.65)	7.39	9.17	739	1.03	7.34	1.39	191
Period Ended May 31, 2004	7.39	0.35	(a)	(0.01)	0.34	(0.35)	—	(0.35)	7.38	4.61	1,508	1.10	7.80	1.88	49
C Shares
Six Months Ended September 30, 2008	6.40	0.23		(0.53)	(0.30)	(0.22)	—	(0.22)	5.88	(4.86)	17,183	1.69	6.82	1.73	123
Year Ended March 31, 2008	7.36	0.50		(0.82)	(0.32)	(0.51)	(0.13)	(0.64)	6.40	(4.63)	20,546	1.71	7.24	1.72	403
Year Ended March 31, 2007	6.97	0.51		0.39	0.90	(0.51)	—	(0.51)	7.36	13.45	28,862	1.70	7.11	1.71	379
Year Ended March 31, 2006	7.38	0.49		(0.03)	0.46	(0.49)	(0.38)	(0.87)	6.97	6.57	36,062	1.62	6.78	1.83	208
Period Ended March 31, 2005†	7.38	0.42		0.21	0.63	(0.42)	(0.21)	(0.63)	7.38	8.69	52,847	1.40	6.78	1.88	191
Year Ended May 31, 2004	7.16	0.57	(a)	0.22	0.79	(0.57)	—	(0.57)	7.38	11.23	75,693	1.40	7.62	1.98	49
Year Ended May 31, 2003	7.25	0.57		(0.09)	0.48	(0.57)	—	(0.57)	7.16	7.52	64,418	1.40	8.43	2.00	20
Intermediate Bond Fund(4)
I Shares
Six Months Ended September 30, 2008	10.29	0.21		(0.28)	(0.07)	(0.20)	—	(0.20)	10.02	(0.65)	859,080	0.29	4.21	0.29	93
Year Ended March 31, 2008	9.96	0.50		0.33	0.83	(0.49)	(0.01)	(0.50)	10.29	8.57	812,982	0.29	4.80	0.30	254
Year Ended March 31, 2007	9.85	0.46	(a)	0.11	0.57	(0.46)	—	(0.46)	9.96	5.97	94,136	0.31	4.67	0.31	225
Year Ended March 31, 2006	10.08	0.38		(0.21)	0.17	(0.39)	(0.01)	(0.40)	9.85	1.76	78,187	0.31	3.88	0.31	154
Period Ended March 31, 2005	10.37	0.14		(0.21)	(0.07)	(0.14)	(0.08)	(0.22)	10.08	(0.75)	47,981	0.29	3.25	0.29	94
Year Ended October 31, 2004††	10.23	0.34		0.14	0.48	(0.34)	—	(0.34)	10.37	4.73	35,848	0.45	3.25	0.59	130
Year Ended October 31, 2003	10.12	0.37		0.15	0.52	(0.41)	—	(0.41)	10.23	5.16	28,689	0.45	3.42	0.56	277
A Shares
Six Months Ended September 30, 2008	10.29	0.21		(0.30)	(0.09)	(0.19)	—	(0.19)	10.01	(0.89)	600	0.54	3.99	0.54	93
Year Ended March 31, 2008	9.95	0.47		0.34	0.81	(0.46)	(0.01)	(0.47)	10.29	8.39	736	0.55	4.60	0.55	254
Year Ended March 31, 2007	9.85	0.44	(a)	0.10	0.54	(0.44)	—	(0.44)	9.95	5.62	105	0.58	4.72	0.58	225
Year Ended March 31, 2006	10.08	0.39		(0.25)	0.14	(0.36)	(0.01)	(0.37)	9.85	1.39	4	0.56	3.83	0.57	154
Period Ended March 31, 2005	10.36	0.13		(0.21)	(0.08)	(0.12)	(0.08)	(0.20)	10.08	(0.82)	1	0.63	2.84	0.63	94
Period Ended October 31, 2004††	10.32	0.02		0.04	0.06	(0.02)	—	(0.02)	10.36	0.53	1	0.71	2.58	0.71	130

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Intermediate Bond Fund(4)
C Shares
Six Months Ended September 30, 2008	$10.29	$0.16		$(0.28)	$(0.12)	$(0.15)	$—	$(0.15)	$10.02	(1.15)%	$77	1.28%	3.16%	1.28%	93%
Year Ended March 31, 2008	9.95	0.28		0.34	0.62	(0.27)	(0.01)	(0.28)	10.29	6.35	9	1.32	3.66	1.32	254
Year Ended March 31, 2007	9.85	0.36	(a)	0.12	0.48	(0.38)	—	(0.38)	9.95	4.92	1	1.31	3.61	1.31	225
Year Ended March 31, 2006	10.08	0.28		(0.21)	0.07	(0.29)	(0.01)	(0.30)	9.85	0.74	68	1.24	2.86	1.25	154
Period Ended March 31, 2005	10.36	0.11		(0.21)	(0.10)	(0.10)	(0.08)	(0.18)	10.08	(0.96)	1	0.91	2.47	1.36	94
Period Ended October 31, 2004††	10.32	0.01		0.04	0.05	(0.01)	—	(0.01)	10.36	0.51	1	1.00	2.22	1.41	130
Investment Grade Bond Fund
I Shares
Six Months Ended September 30, 2008	10.74	0.23		(0.38)	(0.15)	(0.22)	—	(0.22)	10.37	(1.45)	381,960	0.56	4.29	0.56	97
Year Ended March 31, 2008	10.49	0.50		0.26	0.76	(0.51)	—	(0.51)	10.74	7.47	385,110	0.56	4.82	0.56	227
Year Ended March 31, 2007	10.40	0.49		0.10	0.59	(0.50)	—	(0.50)	10.49	5.79	394,196	0.55	4.70	0.55	240
Year Ended March 31, 2006	10.51	0.42		(0.11)	0.31	(0.42)	—	(0.42)	10.40	2.94	480,024	0.65	3.91	0.65	171
Period Ended March 31, 2005†	10.31	0.29		0.19	0.48	(0.28)	—	(0.28)	10.51	4.71	602,995	0.78	3.31	0.80	268
Year Ended May 31, 2004	10.94	0.35	(a)	(0.60)	(0.25)	(0.38)	—	(0.38)	10.31	(2.31)	578,345	0.82	3.29	0.84	119
Year Ended May 31, 2003	10.24	0.40		0.76	1.16	(0.46)	—	(0.46)	10.94	11.61	821,342	0.81	3.92	0.83	137
A Shares
Six Months Ended September 30, 2008	10.74	0.21		(0.38)	(0.17)	(0.20)	—	(0.20)	10.37	(1.59)	13,370	0.86	4.00	0.86	97
Year Ended March 31, 2008	10.49	0.47		0.26	0.73	(0.48)	—	(0.48)	10.74	7.15	14,495	0.86	4.54	0.86	227
Year Ended March 31, 2007	10.40	0.46		0.10	0.56	(0.47)	—	(0.47)	10.49	5.48	16,526	0.85	4.40	0.85	240
Year Ended March 31, 2006	10.50	0.38		(0.10)	0.28	(0.38)	—	(0.38)	10.40	2.69	20,210	1.00	3.57	1.00	171
Period Ended March 31, 2005†	10.31	0.26		0.18	0.44	(0.25)	—	(0.25)	10.50	4.24	23,687	1.21	2.90	1.26	268
Year Ended May 31, 2004	10.94	0.31	(a)	(0.60)	(0.29)	(0.34)	—	(0.34)	10.31	(2.70)	31,263	1.22	2.90	1.38	119
Year Ended May 31, 2003	10.24	0.38		0.74	1.12	(0.42)	—	(0.42)	10.94	11.16	34,874	1.22	3.45	1.38	137
C Shares
Six Months Ended September 30, 2008	10.75	0.17		(0.38)	(0.21)	(0.16)	—	(0.16)	10.38	(1.93)	6,768	1.56	3.31	1.56	97
Year Ended March 31, 2008	10.50	0.40		0.26	0.66	(0.41)	—	(0.41)	10.75	6.40	7,709	1.56	3.83	1.56	227
Year Ended March 31, 2007	10.40	0.38		0.11	0.49	(0.39)	—	(0.39)	10.50	4.84	9,024	1.55	3.69	1.55	240
Year Ended March 31, 2006	10.51	0.31		(0.11)	0.20	(0.31)	—	(0.31)	10.40	1.94	13,580	1.63	2.93	1.66	171
Period Ended March 31, 2005†	10.31	0.21		0.19	0.40	(0.20)	—	(0.20)	10.51	3.90	17,923	1.71	2.39	1.84	268
Year Ended May 31, 2004	10.95	0.25	(a)	(0.60)	(0.35)	(0.29)	—	(0.29)	10.31	(3.27)	24,327	1.71	2.40	2.00	119
Year Ended May 31, 2003	10.25	0.31		0.76	1.07	(0.37)	—	(0.37)	10.95	10.61	37,810	1.71	3.01	1.97	137
Investment Grade Tax-Exempt Bond Fund
I Shares
Six Months Ended September 30, 2008	11.59	0.18		(0.42)	(0.24)	(0.18)	—	(0.18)	11.17	(2.08)	674,910	0.54	3.17	0.54	124
Year Ended March 31, 2008	11.47	0.38		0.15	0.53	(0.38)	(0.03)	(0.41)	11.59	4.73	546,323	0.57	3.32	0.57	189
Year Ended March 31, 2007	11.38	0.38		0.12	0.50	(0.37)	(0.04)	(0.41)	11.47	4.51	410,473	0.55	3.28	0.55	214
Year Ended March 31, 2006	11.45	0.33		0.01	0.34	(0.33)	(0.08)	(0.41)	11.38	2.92	300,986	0.64	2.84	0.64	237
Period Ended March 31, 2005†	11.44	0.23		0.20	0.43	(0.24)	(0.18)	(0.42)	11.45	3.74	259,542	0.77	2.36	0.80	178
Year Ended May 31, 2004	12.01	0.27	(a)	(0.32)	(0.05)	(0.27)	(0.25)	(0.52)	11.44	(0.45)	205,266	0.81	2.33	0.84	242
Year Ended May 31, 2003	11.57	0.30		0.90	1.20	(0.30)	(0.46)	(0.76)	12.01	10.80	185,485	0.81	2.57	0.84	329
A Shares
Six Months Ended September 30, 2008	11.60	0.17		(0.42)	(0.25)	(0.17)	—	(0.17)	11.18	(2.22)	11,168	0.84	2.86	0.84	124
Year Ended March 31, 2008	11.48	0.35		0.15	0.50	(0.35)	(0.03)	(0.38)	11.60	4.41	10,869	0.87	3.02	0.87	189
Year Ended March 31, 2007	11.39	0.34		0.13	0.47	(0.34)	(0.04)	(0.38)	11.48	4.20	11,723	0.85	2.97	0.85	214
Year Ended March 31, 2006	11.46	0.29		0.01	0.30	(0.29)	(0.08)	(0.37)	11.39	2.57	16,182	0.99	2.49	0.99	237
Period Ended March 31, 2005†	11.46	0.19		0.19	0.38	(0.20)	(0.18)	(0.38)	11.46	3.28	17,430	1.20	1.93	1.26	178
Year Ended May 31, 2004	12.03	0.23	(a)	(0.33)	(0.10)	(0.22)	(0.25)	(0.47)	11.46	(0.85)	19,086	1.22	1.92	1.36	242
Year Ended May 31, 2003	11.58	0.25		0.91	1.16	(0.25)	(0.46)	(0.71)	12.03	10.42	21,756	1.22	2.16	1.36	329

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Investment Grade Tax-Exempt Bond Fund
C Shares
Six Months Ended September 30, 2008	$11.58	$0.13		$(0.42)	$(0.29)	$(0.13)	$—	$(0.13)	$11.16	(2.57)%	$5,439	1.54%	2.17%	1.54%	124%
Year Ended March 31, 2008	11.46	0.26		0.16	0.42	(0.27)	(0.03)	(0.30)	11.58	3.69	5,983	1.57	2.33	1.57	189
Year Ended March 31, 2007	11.37	0.26		0.13	0.39	(0.26)	(0.04)	(0.30)	11.46	3.48	7,254	1.55	2.27	1.55	214
Year Ended March 31, 2006	11.44	0.21		0.01	0.22	(0.21)	(0.08)	(0.29)	11.37	1.92	10,284	1.65	1.85	1.67	237
Period Ended March 31, 2005†	11.44	0.14		0.19	0.33	(0.15)	(0.18)	(0.33)	11.44	2.86	15,612	1.70	1.43	1.82	178
Year Ended May 31, 2004	12.01	0.17	(a)	(0.32)	(0.15)	(0.17)	(0.25)	(0.42)	11.44	(1.33)	22,969	1.70	1.45	1.92	242
Year Ended May 31, 2003	11.57	0.20		0.90	1.10	(0.20)	(0.46)	(0.66)	12.01	9.82	32,684	1.70	1.68	1.91	329
Limited Duration Fund
I Shares
Six Months Ended September 30, 2008	9.87	0.14		(0.15)	(0.01)	(0.13)	—	(0.13)	9.73	(0.12)	42,174	0.18	2.79	0.18	14
Year Ended March 31, 2008	9.98	0.50		(0.12)	0.38	(0.49)	—	(0.49)	9.87	3.90	43,509	0.17	5.01	0.17	132
Year Ended March 31, 2007	9.99	0.51		(0.02)	0.49	(0.50)	—	(0.50)	9.98	5.04	40,291	0.14	5.03	0.14	185
Year Ended March 31, 2006	9.98	0.35		0.02	0.37	(0.36)	—	(0.36)	9.99	3.73	58,887	0.15	3.39	0.15	94
Period Ended March 31, 2005	9.98	0.08		—	0.08	(0.08)	—	(0.08)	9.98	0.84	83,315	0.16	2.12	0.16	12
Year Ended October 31, 2004††	9.98	0.11		—	0.11	(0.11)	—	(0.11)	9.98	1.09	129,259	0.20	1.04	0.26	101
Year Ended October 31, 2003	10.00	0.11		(0.02)	0.09	(0.11)	—	(0.11)	9.98	0.92	146,513	0.20	1.10	0.26	244
Limited-Term Federal Mortgage Securities Fund
I Shares
Six Months Ended September 30, 2008	9.93	0.22		(0.11)	0.11	(0.24)	—	(0.24)	9.80	1.16	53,070	0.60	4.41	0.60	199
Year Ended March 31, 2008	9.94	0.46	(a)	0.03	0.49	(0.50)	—	(0.50)	9.93	5.08	85,638	0.58	4.63	0.58	154
Year Ended March 31, 2007	9.88	0.43	(a)	0.09	0.52	(0.46)	—	(0.46)	9.94	5.33	422,749	0.55	4.32	0.55	90
Year Ended March 31, 2006	10.09	0.35		(0.15)	0.20	(0.41)	—	(0.41)	9.88	2.04	369,991	0.61	3.41	0.63	81
Period Ended March 31, 2005†	10.18	0.31		(0.08)	0.23	(0.32)	—	(0.32)	10.09	2.26	407,543	0.66	3.60	0.71	41
Year Ended May 31, 2004	10.59	0.24	(a)	(0.36)	(0.12)	(0.29)	—	(0.29)	10.18	(1.10)	435,446	0.70	2.32	0.75	146
Year Ended May 31, 2003	10.31	0.29	(a)	0.42	0.71	(0.42)	(0.01)	(0.43)	10.59	6.99	320,718	0.70	2.79	0.75	117
A Shares
Six Months Ended September 30, 2008	9.91	0.21		(0.11)	0.10	(0.23)	—	(0.23)	9.78	1.06	2,082	0.81	4.23	0.81	199
Year Ended March 31, 2008	9.92	0.44	(a)	0.03	0.47	(0.48)	—	(0.48)	9.91	4.88	2,670	0.78	4.46	0.78	154
Year Ended March 31, 2007	9.87	0.41	(a)	0.08	0.49	(0.44)	—	(0.44)	9.92	5.03	3,540	0.75	4.12	0.75	90
Year Ended March 31, 2006	10.07	0.30		(0.11)	0.19	(0.39)	—	(0.39)	9.87	1.93	4,398	0.83	3.21	0.85	81
Period Ended March 31, 2005†	10.16	0.29		(0.08)	0.21	(0.30)	—	(0.30)	10.07	2.07	5,854	0.90	3.47	1.00	41
Year Ended May 31, 2004	10.57	0.21	(a)	(0.35)	(0.14)	(0.27)	—	(0.27)	10.16	(1.36)	9,495	0.96	2.06	1.17	146
Year Ended May 31, 2003	10.29	0.24	(a)	0.44	0.68	(0.39)	(0.01)	(0.40)	10.57	6.72	13,668	0.96	2.33	1.20	117
C Shares
Six Months Ended September 30, 2008	9.93	0.17		(0.11)	0.06	(0.19)	—	(0.19)	9.80	0.66	8,973	1.60	3.42	1.60	199
Year Ended March 31, 2008	9.94	0.36	(a)	0.03	0.39	(0.40)	—	(0.40)	9.93	4.04	10,798	1.58	3.65	1.59	154
Year Ended March 31, 2007	9.89	0.33	(a)	0.08	0.41	(0.36)	—	(0.36)	9.94	4.18	14,530	1.55	3.30	1.55	90
Year Ended March 31, 2006	10.10	0.23		(0.12)	0.11	(0.32)	—	(0.32)	9.89	1.14	20,112	1.50	2.54	1.65	81
Period Ended March 31, 2005†	10.18	0.25		(0.07)	0.18	(0.26)	—	(0.26)	10.10	1.81	34,924	1.31	3.04	1.74	41
Year Ended May 31, 2004	10.59	0.17	(a)	(0.35)	(0.18)	(0.23)	—	(0.23)	10.18	(1.71)	70,000	1.31	1.68	1.82	146
Year Ended May 31, 2003	10.31	0.21	(a)	0.43	0.64	(0.35)	(0.01)	(0.36)	10.59	6.33	166,211	1.31	1.97	1.80	117

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Maryland Municipal Bond Fund(4)
I Shares
Six Months Ended September 30, 2008	$10.04	$0.18		$(0.39)	$(0.21)	$(0.18)	$—	$(0.18)	$9.65	(2.12)%	$33,252	0.62%	3.62%	0.62%	9%
Year Ended March 31, 2008	10.21	0.37		(0.16)	0.21	(0.37)	(0.01)	(0.38)	10.04	2.07	38,138	0.62	3.66	0.62	23
Year Ended March 31, 2007	10.14	0.38	(a)	0.11	0.49	(0.38)	(0.04)	(0.42)	10.21	4.93	29,513	0.63	3.75	0.63	57
Year Ended March 31, 2006	10.27	0.38		(0.04)	0.34	(0.38)	(0.09)	(0.47)	10.14	3.34	32,699	0.66	3.68	0.68	55
Period Ended March 31, 2005†	10.27	0.30		0.10	0.40	(0.31)	(0.09)	(0.40)	10.27	3.87	31,046	0.64	3.49	0.72	30
Year Ended May 31, 2004	10.94	0.36	(a)	(0.47)	(0.11)	(0.36)	(0.20)	(0.56)	10.27	(1.06)	29,735	0.72	3.39	0.80	15
Year Ended May 31, 2003	10.32	0.37		0.63	1.00	(0.37)	(0.01)	(0.38)	10.94	9.85	30,501	0.70	3.47	0.78	31
A Shares
Six Months Ended September 30, 2008	10.05	0.17		(0.39)	(0.22)	(0.17)	—	(0.17)	9.66	(2.19)	44	0.77	3.46	0.77	9
Year Ended March 31, 2008	10.22	0.36		(0.16)	0.20	(0.36)	(0.01)	(0.37)	10.05	1.91	45	0.79	3.65	0.79	23
Year Ended March 31, 2007	10.15	0.38	(a)	0.10	0.48	(0.37)	(0.04)	(0.41)	10.22	4.77	45	0.78	3.69	0.78	57
Period Ended March 31, 2006	10.32	0.30		(0.07)	0.23	(0.31)	(0.09)	(0.40)	10.15	2.25	502	0.77	3.54	0.78	55
C Shares
Six Months Ended September 30, 2008	10.06	0.13		(0.39)	(0.26)	(0.13)	—	(0.13)	9.67	(2.60)	5,582	1.61	2.61	1.62	9
Year Ended March 31, 2008	10.23	0.27		(0.16)	0.11	(0.27)	(0.01)	(0.28)	10.06	1.05	5,868	1.63	2.67	1.63	23
Year Ended March 31, 2007	10.16	0.28	(a)	0.11	0.39	(0.28)	(0.04)	(0.32)	10.23	3.88	6,873	1.63	2.75	1.63	57
Year Ended March 31, 2006	10.29	0.28		(0.04)	0.24	(0.28)	(0.09)	(0.37)	10.16	2.30	9,333	1.67	2.69	1.70	55
Period Ended March 31, 2005†	10.29	0.21		0.10	0.31	(0.22)	(0.09)	(0.31)	10.29	3.03	13,197	1.63	2.50	1.74	30
Year Ended May 31, 2004	10.96	0.26	(a)	(0.47)	(0.21)	(0.26)	(0.20)	(0.46)	10.29	(1.97)	18,897	1.64	2.46	1.82	15
Year Ended May 31, 2003	10.34	0.27		0.63	0.90	(0.27)	(0.01)	(0.28)	10.96	8.81	29,556	1.64	2.52	1.81	31
North Carolina Tax-Exempt Bond Fund(4)
I Shares
Six Months Ended September 30, 2008	9.71	0.17		(0.44)	(0.27)	(0.17)	—	(0.17)	9.27	(2.81)	43,804	0.60	3.55	0.61	30
Year Ended March 31, 2008	10.05	0.37		(0.34)	0.03	(0.37)	—	(0.37)	9.71	0.26	43,046	0.61	3.69	0.61	76
Year Ended March 31, 2007	9.90	0.35	(a)	0.15	0.50	(0.35)	—	(0.35)	10.05	5.17	44,130	0.59	3.54	0.59	84
Year Ended March 31, 2006	9.87	0.31		0.03	0.34	(0.31)	—	(0.31)	9.90	3.51	41,276	0.68	3.14	0.70	85
Period Ended March 31, 2005†	9.76	0.25		0.14	0.39	(0.25)	(0.03)	(0.28)	9.87	3.97	40,798	0.75	2.78	0.82	32
Period Ended May 31, 2004	10.00	0.09		(0.24)	(0.15)	(0.09)	—	(0.09)	9.76	(1.52)	32,757	0.75	2.45	2.30	20
A Shares
Six Months Ended September 30, 2008	9.68	0.17		(0.43)	(0.26)	(0.17)	—	(0.17)	9.25	(2.78)	584	0.76	3.42	0.76	30
Year Ended March 31, 2008	10.03	0.34		(0.34)	—	(0.35)	—	(0.35)	9.68	0.01	760	0.77	3.57	0.77	76
Year Ended March 31, 2007	9.88	0.34	(a)	0.15	0.49	(0.34)	—	(0.34)	10.03	5.02	896	0.75	3.46	0.75	84
Year Ended March 31, 2006	9.87	0.37		0.01	0.38	(0.37)	—	(0.37)	9.88	3.85	110	0.66	2.47	0.67	85
Period Ended March 31, 2005†	9.97	0.01		(0.10)	(0.09)	(0.01)	—	(0.01)	9.87	(0.89)	—	—	3.84	—	32
C Shares
Six Months Ended September 30, 2008(e)	—	—		—	—	—	—	—	—	—	—	—	—	—	—
Year Ended March 31, 2008(f)	10.04	0.02		(0.01)	0.01	(0.02)	—	(0.02)	10.03	0.12	—	1.62	2.62	1.62	76
Year Ended March 31, 2007	9.89	0.25	(a)	0.15	0.40	(0.25)	—	(0.25)	10.04	4.14	2	1.59	2.56	1.59	84
Year Ended March 31, 2006	9.87	0.30		0.02	0.32	(0.30)	—	(0.30)	9.89	3.23	2	1.58	2.18	1.58	85
Period Ended March 31, 2005†	9.97	0.01		(0.10)	(0.09)	(0.01)	—	(0.01)	9.87	(0.90)	—	—	3.70	—	32

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio of
												Ratio of	Expenses to
			Net								Ratio of	Net	Average
			Realized								Net	Investment	Net Assets
			and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Seix Floating Rate High Income Fund(4)
I Shares
Six Months Ended September 30, 2008	$8.90	$0.26	$(0.23)	$0.03	$(0.26)	$—	$(0.26)	$8.67	0.26%	$534,752	0.49%	5.76%	0.49%	106%
Year Ended March 31, 2008	9.98	0.70	(1.06)	(0.36)	(0.70)	(0.02)	(0.72)	8.90	(3.85)	553,208	0.51	7.34	0.51	134
Year Ended March 31, 2007	9.96	0.69	0.03	0.72	(0.70)	—	(0.70)	9.98	7.47	582,861	0.51	7.03	0.51	148
Period Ended March 31, 2006	10.00	0.04	(0.04)	—	(0.04)	—	(0.04)	9.96	0.02	106,405	0.56	5.24	0.80	9
A Shares
Six Months Ended September 30, 2008	8.90	0.25	(0.23)	0.02	(0.25)	—	(0.25)	8.67	0.11	6,481	0.79	5.47	0.79	106
Year Ended March 31, 2008	9.99	0.67	(1.07)	(0.40)	(0.67)	(0.02)	(0.69)	8.90	(4.25)	6,591	0.82	7.01	0.82	134
Period Ended March 31, 2007	9.94	0.60	0.06	0.66	(0.61)	—	(0.61)	9.99	6.87	10,310	0.79	6.83	0.79	148
C Shares
Six Months Ended September 30, 2008	8.90	0.22	(0.23)	(0.01)	(0.22)	—	(0.22)	8.67	(0.24)	273	1.49	4.78	1.49	106
Period Ended March 31, 2008	9.52	0.40	(0.61)	(0.21)	(0.39)	(0.02)	(0.41)	8.90	(2.31)	216	1.49	6.43	1.49	134
Seix Global Strategy Fund
I Shares
Period Ended September 30, 2008	10.00	—	0.03	0.03	—	—	—	10.03	0.35	4,562	0.82	0.84	2.87	—
Seix High Yield Fund(4)
I Shares
Six Months Ended September 30, 2008	9.77	0.38	(0.79)	(0.41)	(0.38)	—	(0.38)	8.98	(4.35)	693,331	0.49	7.94	0.50	64
Year Ended March 31, 2008	10.84	0.80	(1.06)	(0.26)	(0.81)	—	(0.81)	9.77	(2.50)	663,081	0.49	7.70	0.50	117
Year Ended March 31, 2007	10.69	0.74	0.15	0.89	(0.74)	—	(0.74)	10.84	8.68	1,116,851	0.48	6.92	0.48	130
Year Ended March 31, 2006	10.94	0.68	(0.10)	0.58	(0.68)	(0.15)	(0.83)	10.69	5.37	1,217,679	0.49	6.20	0.50	95
Period Ended March 31, 2005	11.42	0.29	(0.35)	(0.06)	(0.29)	(0.13)	(0.42)	10.94	(0.53)	1,391,879	0.51	6.22	0.57	42
Year Ended October 31, 2004††	11.09	0.72	0.35	1.07	(0.72)	(0.02)	(0.74)	11.42	9.97	1,689,327	0.55	6.48	0.64	73
Year Ended October 31, 2003	10.17	0.68	0.92	1.60	(0.68)	—	(0.68)	11.09	16.10	1,057,993	0.55	6.67	0.67	108
A Shares
Six Months Ended September 30, 2008	9.55	0.37	(0.77)	(0.40)	(0.37)	—	(0.37)	8.78	(4.36)	17,617	0.76	7.87	0.76	64
Year Ended March 31, 2008	10.60	0.77	(1.04)	(0.27)	(0.78)	—	(0.78)	9.55	(2.65)	21,640	0.75	7.68	0.75	117
Year Ended March 31, 2007	10.45	0.72	0.15	0.87	(0.72)	—	(0.72)	10.60	8.61	29,517	0.74	6.82	0.74	130
Year Ended March 31, 2006	10.70	0.65	(0.10)	0.55	(0.65)	(0.15)	(0.80)	10.45	5.22	36,291	0.73	5.94	0.73	95
Period Ended March 31, 2005	11.18	0.28	(0.35)	(0.07)	(0.28)	(0.13)	(0.41)	10.70	(0.64)	9,706	0.78	6.12	0.85	42
Year Ended October 31, 2004††	10.75	0.56	0.45	1.01	(0.56)	(0.02)	(0.58)	11.18	9.73	15,975	0.80	6.22	0.88	73
Year Ended October 31, 2003	9.78	0.68	0.82	1.50	(0.53)	—	(0.53)	10.75	15.72	14,992	0.90	6.45	0.93	108
C Shares
Six Months Ended September 30, 2008	9.77	0.34	(0.79)	(0.45)	(0.34)	—	(0.34)	8.98	(4.83)	3,400	1.49	6.91	1.50	64
Year Ended March 31, 2008	10.83	0.70	(1.05)	(0.35)	(0.71)	—	(0.71)	9.77	(3.40)	4,012	1.50	6.75	1.50	117
Year Ended March 31, 2007	10.68	0.63	0.15	0.78	(0.63)	—	(0.63)	10.83	7.62	4,970	1.48	5.92	1.48	130
Year Ended March 31, 2006	10.93	0.58	(0.10)	0.48	(0.58)	(0.15)	(0.73)	10.68	4.45	5,814	1.39	5.25	1.48	95
Period Ended March 31, 2005	11.42	0.26	(0.36)	(0.10)	(0.26)	(0.13)	(0.39)	10.93	(0.89)	3,260	1.41	5.46	1.54	42
Period Ended October 31, 2004††	11.32	0.04	0.10	0.14	(0.04)	—	(0.04)	11.42	1.20	1	1.18	6.29	1.41	73

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Short-Term Bond Fund
I Shares
Six Months Ended September 30, 2008	$9.87	$0.20		$(0.40)	$(0.20)	$(0.20)	$—	$(0.20)	$9.47	(2.02)%	$385,077	0.45%	4.20%	0.45%	49%
Year Ended March 31, 2008	9.78	0.45		0.09	0.54	(0.45)	—	(0.45)	9.87	5.63	390,659	0.45	4.58	0.46	152
Year Ended March 31, 2007	9.71	0.43	(a)	0.07	0.50	(0.43)	—	(0.43)	9.78	5.23	426,757	0.46	4.38	0.46	104
Year Ended March 31, 2006	9.73	0.32		(0.01)	0.31	(0.33)	—	(0.33)	9.71	3.24	281,282	0.55	3.32	0.57	94
Period Ended March 31, 2005†	9.84	0.20		(0.11)	0.09	(0.20)	—	(0.20)	9.73	0.96	288,502	0.66	2.48	0.71	64
Year Ended May 31, 2004	10.04	0.24	(a)	(0.19)	0.05	(0.25)	—	(0.25)	9.84	0.45	282,188	0.70	2.42	0.75	66
Year Ended May 31, 2003	10.01	0.33		0.03	0.36	(0.33)	—	(0.33)	10.04	3.70	302,708	0.70	3.34	0.75	89
A Shares
Six Months Ended September 30, 2008	9.89	0.19		(0.39)	(0.20)	(0.19)	—	(0.19)	9.50	(2.01)	3,421	0.65	3.99	0.65	49
Year Ended March 31, 2008	9.81	0.43		0.08	0.51	(0.43)	—	(0.43)	9.89	5.30	3,767	0.65	4.38	0.66	152
Year Ended March 31, 2007	9.73	0.41	(a)	0.08	0.49	(0.41)	—	(0.41)	9.81	5.11	3,742	0.66	4.15	0.66	104
Year Ended March 31, 2006	9.75	0.30		(0.01)	0.29	(0.31)	—	(0.31)	9.73	3.01	5,062	0.77	3.09	0.79	94
Period Ended March 31, 2005†	9.87	0.19		(0.12)	0.07	(0.19)	—	(0.19)	9.75	0.67	5,783	0.89	2.26	1.00	64
Year Ended May 31, 2004	10.07	0.22	(a)	(0.20)	0.02	(0.22)	—	(0.22)	9.87	0.24	5,880	0.91	2.21	1.21	66
Year Ended May 31, 2003	10.04	0.31		0.03	0.34	(0.31)	—	(0.31)	10.07	3.47	5,685	0.91	3.09	1.28	89
C Shares
Six Months Ended September 30, 2008	9.89	0.16		(0.39)	(0.23)	(0.16)	—	(0.16)	9.50	(2.40)	3,065	1.45	3.19	1.45	49
Year Ended March 31, 2008	9.81	0.35		0.08	0.43	(0.35)	—	(0.35)	9.89	4.46	3,477	1.46	3.58	1.46	152
Year Ended March 31, 2007	9.73	0.33	(a)	0.08	0.41	(0.33)	—	(0.33)	9.81	4.29	4,501	1.46	3.33	1.46	104
Year Ended March 31, 2006	9.75	0.24		(0.01)	0.23	(0.25)	—	(0.25)	9.73	2.34	9,559	1.42	2.44	1.59	94
Period Ended March 31, 2005†	9.86	0.16		(0.11)	0.05	(0.16)	—	(0.16)	9.75	0.46	15,114	1.26	1.88	1.74	64
Year Ended May 31, 2004	10.06	0.19	(a)	(0.20)	(0.01)	(0.19)	—	(0.19)	9.86	(0.11)	23,528	1.26	1.87	1.87	66
Year Ended May 31, 2003	10.03	0.28		0.03	0.31	(0.28)	—	(0.28)	10.06	3.11	32,608	1.26	2.74	1.85	89

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
														Ratio of	Expenses to
				Net									Ratio of	Net	Average
				Realized									Net	Investment	Net Assets
				and				Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	Distributions	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	from Tax	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Return of	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Capital	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Short-Term U.S. Treasury Securities Fund
I Shares
Six Months Ended September 30, 2008	$10.26	$0.16		$(0.09)	$0.07	$(0.16)	$—	$—	$(0.16)	$10.17	0.73%	$58,211	0.48%	3.21%	0.48%	86%
Year Ended March 31, 2008	9.86	0.42		0.40	0.82	(0.42)	—	—	(0.42)	10.26	8.56	62,416	0.48	4.24	0.49	66
Year Ended March 31, 2007	9.80	0.39		0.06	0.45	(0.39)	—	—	(0.39)	9.86	4.64	55,459	0.48	3.93	0.48	87
Year Ended March 31, 2006	9.91	0.28		(0.11)	0.17	(0.28)	—	—	(0.28)	9.80	1.70	54,991	0.58	2.79	0.63	151
Period Ended March 31, 2005†	10.11	0.14		(0.11)	0.03	(0.14)	—	(0.09)	(0.23)	9.91	0.35	69,935	0.65	1.68	0.71	82
Year Ended May 31, 2004	10.36	0.14	(a)	(0.13)	0.01	(0.14)	—	(0.12)	(0.26)	10.11	0.11	92,371	0.70	1.36	0.76	131
Year Ended May 31, 2003	10.20	0.22		0.22	0.44	(0.22)	—	(0.06)	(0.28)	10.36	4.31	121,617	0.69	2.07	0.75	140
A Shares
Six Months Ended September 30, 2008	10.25	0.15		(0.09)	0.06	(0.15)	—	—	(0.15)	10.16	0.64	9,812	0.65	2.88	0.66	86
Year Ended March 31, 2008	9.85	0.41		0.40	0.81	(0.41)	—	—	(0.41)	10.25	8.37	3,800	0.66	4.07	0.67	66
Year Ended March 31, 2007	9.79	0.37		0.06	0.43	(0.37)	—	—	(0.37)	9.85	4.46	3,974	0.66	3.75	0.66	87
Year Ended March 31, 2006	9.90	0.26		(0.11)	0.15	(0.26)	—	—	(0.26)	9.79	1.52	4,336	0.76	2.60	0.82	151
Period Ended March 31, 2005†	10.10	0.13		(0.11)	0.02	(0.13)	—	(0.09)	(0.22)	9.90	0.21	6,349	0.84	1.47	0.95	82
Year Ended May 31, 2004	10.35	0.12	(a)	(0.13)	(0.01)	(0.12)	—	(0.12)	(0.24)	10.10	(0.06)	12,823	0.86	1.20	1.06	131
Year Ended May 31, 2003	10.19	0.20		0.22	0.42	(0.20)	—	(0.06)	(0.26)	10.35	4.13	15,558	0.86	1.76	1.07	140
C Shares
Six Months Ended September 30, 2008	10.25	0.11		(0.10)	0.01	(0.11)	—	—	(0.11)	10.15	0.13	8,132	1.48	2.24	1.48	86
Year Ended March 31, 2008	9.84	0.32		0.41	0.73	(0.32)	—	—	(0.32)	10.25	7.60	8,839	1.48	3.27	1.50	66
Year Ended March 31, 2007	9.78	0.29		0.06	0.35	(0.29)	—	—	(0.29)	9.84	3.62	11,378	1.48	2.90	1.48	87
Year Ended March 31, 2006	9.89	0.20		(0.11)	0.09	(0.20)	—	—	(0.20)	9.78	0.88	19,958	1.39	1.99	1.65	151
Period Ended March 31, 2005†	10.09	0.10		(0.11)	(0.01)	(0.10)	—	(0.09)	(0.19)	9.89	(0.03)	33,796	1.12	1.22	1.74	82
Year Ended May 31, 2004	10.34	0.10	(a)	(0.13)	(0.03)	(0.10)	—	(0.12)	(0.22)	10.09	(0.30)	62,232	1.11	0.97	1.82	131
Year Ended May 31, 2003	10.18	0.17		0.22	0.39	(0.17)	—	(0.06)	(0.23)	10.34	3.88	127,757	1.11	1.59	1.79	140
Strategic Income Fund(4)
I Shares
Six Months Ended September 30, 2008	9.60	0.24	(a)	(0.30)	(0.06)	(0.24)	—	—	(0.24)	9.30	(0.60)	51,883	0.73	5.08	0.73	142
Year Ended March 31, 2008	9.88	0.60	(a)	(0.27)	0.33	(0.61)	—	—	(0.61)	9.60	3.43	62,581	0.69	6.16	0.71	439
Year Ended March 31, 2007	9.64	0.50	(a)	0.31	0.81	(0.40)	(0.17)	—	(0.57)	9.88	8.66	86,812	0.71	5.20	0.73	397
Year Ended March 31, 2006	10.24	0.43	(a)	(0.41)	0.02	(0.44)	—	(0.18)	(0.62)	9.64	0.19	243,001	0.76	4.35	0.79	317
Period Ended March 31, 2005†	9.81	0.39	(a)	0.49	0.88	(0.39)	—	(0.06)	(0.45)	10.24	9.10	196,921	0.86	4.55	0.96	305
Year Ended May 31, 2004	9.99	0.55	(a)	(0.14)	0.41	(0.53)	—	(0.06)	(0.59)	9.81	4.15	98,570	0.90	5.53	1.00	95
Year Ended May 31, 2003	9.80	0.61		0.20	0.81	(0.62)	—	—	(0.62)	9.99	8.73	61,906	0.91	6.39	1.01	52
A Shares
Six Months Ended September 30, 2008	9.64	0.23	(a)	(0.30)	(0.07)	(0.23)	—	—	(0.23)	9.34	(0.75)	837	1.03	4.78	1.03	142
Year Ended March 31, 2008	9.92	0.57	(a)	(0.27)	0.30	(0.58)	—	—	(0.58)	9.64	3.10	1,226	0.99	5.84	1.00	439
Year Ended March 31, 2007	9.68	0.49	(a)	0.30	0.79	(0.39)	(0.16)	—	(0.55)	9.92	8.31	1,144	1.01	5.10	1.03	397
Year Ended March 31, 2006	10.27	0.41	(a)	(0.41)	—	(0.41)	—	(0.18)	(0.59)	9.68	(0.01)	1,740	1.10	4.08	1.16	317
Period Ended March 31, 2005†	9.82	0.39	(a)	0.49	0.88	(0.37)	—	(0.06)	(0.43)	10.27	9.04	3,795	1.15	4.59	1.37	305
Period Ended May 31, 2004	9.93	0.33	(a)	(0.07)	0.26	(0.31)	—	(0.06)	(0.37)	9.82	2.59	4,181	1.15	5.15	1.60	95
C Shares
Six Months Ended September 30, 2008	9.61	0.19	(a)	(0.30)	(0.11)	(0.20)	—	—	(0.20)	9.30	(1.20)	21,990	1.73	4.08	1.73	142
Year Ended March 31, 2008	9.88	0.50	(a)	(0.26)	0.24	(0.51)	—	—	(0.51)	9.61	2.50	24,777	1.70	5.17	1.71	439
Year Ended March 31, 2007	9.65	0.43	(a)	0.28	0.71	(0.34)	(0.14)	—	(0.48)	9.88	7.48	32,864	1.71	4.43	1.73	397
Year Ended March 31, 2006	10.24	0.35	(a)	(0.41)	(0.06)	(0.35)	—	(0.18)	(0.53)	9.65	(0.57)	46,679	1.63	3.53	1.83	317
Period Ended March 31, 2005†	9.81	0.37	(a)	0.46	0.83	(0.34)	—	(0.06)	(0.40)	10.24	8.60	79,792	1.42	4.34	1.98	305
Year Ended May 31, 2004	9.99	0.50	(a)	(0.14)	0.36	(0.48)	—	(0.06)	(0.54)	9.81	3.59	117,216	1.43	4.98	2.03	95
Year Ended May 31, 2003	9.80	0.57		0.19	0.76	(0.57)	—	—	(0.57)	9.99	8.16	129,965	1.43	5.67	2.04	52

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
Total Return Bond Fund(4)
I Shares
Six Months Ended September 30, 2008	$10.10	$0.24		$(0.32)	$(0.08)	$(0.22)	$—	$(0.22)	$9.80	(0.77)%	$569,701	0.30%	4.76%	0.30%	95%
Year Ended March 31, 2008	9.96	0.51		0.14	0.65	(0.51)	—	(0.51)	10.10	6.74	630,451	0.30	5.14	0.30	248
Year Ended March 31, 2007	9.86	0.48		0.11	0.59	(0.49)	—	(0.49)	9.96	6.16	601,676	0.30	4.97	0.30	310
Year Ended March 31, 2006	10.12	0.41		(0.24)	0.17	(0.42)	(0.01)	(0.43)	9.86	1.68	497,730	0.29	4.01	0.29	236
Period Ended March 31, 2005	10.30	0.15		(0.14)	0.01	(0.14)	(0.05)	(0.19)	10.12	0.09	176,537	0.37	3.12	0.37	150
Year Ended October 31, 2004††	10.31	0.31		0.23	0.54	(0.32)	(0.23)	(0.55)	10.30	5.49	56,019	0.45	3.03	0.59	330
Year Ended October 31, 2003	10.00	0.30		0.35	0.65	(0.34)	—	(0.34)	10.31	6.58	33,662	0.45	3.10	0.51	463
A Shares
Six Months Ended September 30, 2008	10.40	0.22		(0.32)	(0.10)	(0.21)	—	(0.21)	10.09	(0.98)	257	0.54	4.42	0.54	95
Year Ended March 31, 2008	10.26	0.49		0.14	0.63	(0.49)	—	(0.49)	10.40	6.28	269	0.54	4.76	0.54	248
Year Ended March 31, 2007	10.15	0.46		0.12	0.58	(0.47)	—	(0.47)	10.26	5.82	324	0.54	4.57	0.54	310
Year Ended March 31, 2006	10.41	0.38		(0.24)	0.14	(0.39)	(0.01)	(0.40)	10.15	1.38	493	0.56	3.67	0.56	236
Period Ended March 31, 2005	10.60	0.12	(a)	(0.13)	(0.01)	(0.13)	(0.05)	(0.18)	10.41	(0.11)	267	0.62	2.78	0.62	150
Year Ended October 31, 2004††	10.49	0.18		0.35	0.53	(0.19)	(0.23)	(0.42)	10.60	5.22	417	0.70	2.80	0.83	330
Year Ended October 31, 2003	10.08	0.29		0.34	0.63	(0.22)	—	(0.22)	10.49	6.24	303	0.68	2.66	0.68	463
C Shares
Six Months Ended September 30, 2008	10.10	0.18		(0.31)	(0.13)	(0.17)	—	(0.17)	9.80	(1.26)	60	1.29	3.78	1.29	95
Year Ended March 31, 2008	9.96	0.41		0.14	0.55	(0.41)	—	(0.41)	10.10	5.68	40	1.30	4.13	1.30	248
Year Ended March 31, 2007	9.86	0.38		0.11	0.49	(0.39)	—	(0.39)	9.96	5.10	29	1.30	3.96	1.30	310
Year Ended March 31, 2006	10.12	0.32		(0.24)	0.08	(0.33)	(0.01)	(0.34)	9.86	0.76	28	1.24	3.10	1.27	236
Period Ended March 31, 2005	10.30	0.11		(0.13)	(0.02)	(0.11)	(0.05)	(0.16)	10.12	(0.17)	1	1.01	2.50	1.37	150
Period Ended October 31, 2004††	10.25	0.01		0.06	0.07	(0.02)	—	(0.02)	10.30	0.65	1	1.10	2.71	1.41	330
Ultra-Short Bond Fund(b)
I Shares
Six Months Ended September 30, 2008	9.91	0.20		(0.26)	(0.06)	(0.20)	—	(0.20)	9.65	(0.65)	77,673	0.30	3.93	0.34	55
Year Ended March 31, 2008	10.00	0.47		(0.09)	0.38	(0.47)	—	(0.47)	9.91	3.89	87,892	0.30	4.72	0.33	126
Year Ended March 31, 2007	9.96	0.48		0.05	0.53	(0.49)	—	(0.49)	10.00	5.44	85,646	0.28	4.58	0.28	96
Year Ended March 31, 2006	10.00	0.36		(0.04)	0.32	(0.36)	—	(0.36)	9.96	3.23	245,257	0.30	3.61	0.37	114
Period Ended March 31, 2005†	10.05	0.15		(0.05)	0.10	(0.15)	—	(0.15)	10.00	1.22	74,259	0.31	1.89	0.81	44
Year Ended May 31, 2004	10.10	0.15	(a)	(0.05)	0.10	(0.15)	—	(0.15)	10.05	1.01	112,453	0.31	1.50	0.86	83
Year Ended May 31, 2003	10.00	0.20		0.10	0.30	(0.20)	—	(0.20)	10.10	3.16	146,590	0.31	1.84	0.86	56
U.S. Government Securities Fund
I Shares
Six Months Ended September 30, 2008	10.59	0.17		(0.03)	0.14	(0.17)	—	(0.17)	10.56	1.38	479,656	0.55	3.30	0.55	72
Year Ended March 31, 2008	10.29	0.50		0.30	0.80	(0.50)	—	(0.50)	10.59	8.04	491,970	0.55	4.89	0.55	134
Year Ended March 31, 2007	10.19	0.47		0.11	0.58	(0.48)	—	(0.48)	10.29	5.86	535,056	0.55	4.70	0.55	131
Year Ended March 31, 2006	10.42	0.37		(0.20)	0.17	(0.40)	—	(0.40)	10.19	1.66	316,475	0.65	3.63	0.65	118
Period Ended March 31, 2005†	10.35	0.29		0.09	0.38	(0.31)	—	(0.31)	10.42	3.74	319,058	0.77	3.41	0.80	64
Year Ended May 31, 2004	10.93	0.31	(a)	(0.50)	(0.19)	(0.35)	(0.04)	(0.39)	10.35	(1.77)	298,997	0.81	2.95	0.84	240
Year Ended May 31, 2003	10.47	0.44		0.51	0.95	(0.46)	(0.03)	(0.49)	10.93	9.25	258,585	0.81	4.00	0.84	150
A Shares
Six Months Ended September 30, 2008	10.59	0.16		(0.03)	0.13	(0.16)	—	(0.16)	10.56	1.23	2,840	0.85	3.04	0.85	72
Year Ended March 31, 2008	10.29	0.47		0.30	0.77	(0.47)	—	(0.47)	10.59	7.72	3,496	0.85	4.61	0.85	134
Year Ended March 31, 2007	10.19	0.44		0.11	0.55	(0.45)	—	(0.45)	10.29	5.54	2,849	0.85	4.40	0.85	131
Year Ended March 31, 2006	10.41	0.32		(0.17)	0.15	(0.37)	—	(0.37)	10.19	1.43	3,032	0.99	3.31	0.99	118
Period Ended March 31, 2005†	10.35	0.26		0.08	0.34	(0.28)	—	(0.28)	10.41	3.32	3,080	1.17	3.17	1.28	64
Year Ended May 31, 2004	10.93	0.27	(a)	(0.50)	(0.23)	(0.31)	(0.04)	(0.35)	10.35	(2.17)	8,484	1.22	2.54	1.52	240
Year Ended May 31, 2003	10.47	0.40		0.51	0.91	(0.42)	(0.03)	(0.45)	10.93	8.79	9,333	1.22	3.59	1.45	150

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

														Ratio of
													Ratio of	Expenses to
				Net								Ratio of	Net	Average
				Realized								Net	Investment	Net Assets
				and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net		Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment		Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements	Portfolio
	Beginning	Income		(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense	Turnover
	of Period	(Loss)		Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)	Rate(3)
U.S. Government Securities Fund
C Shares
Six Months Ended September 30, 2008	$10.59	$0.12		$(0.03)	$0.09	$(0.12)	$—	$(0.12)	$10.56	0.87%	$3,924	1.55%	2.31%	1.55%	72%
Year Ended March 31, 2008	10.29	0.40		0.30	0.70	(0.40)	—	(0.40)	10.59	6.97	4,222	1.55	3.90	1.55	134
Year Ended March 31, 2007	10.19	0.37		0.11	0.48	(0.38)	—	(0.38)	10.29	4.81	5,121	1.55	3.67	1.55	131
Year Ended March 31, 2006	10.41	0.27		(0.19)	0.08	(0.30)	—	(0.30)	10.19	0.76	7,909	1.66	2.60	1.68	118
Period Ended March 31, 2005†	10.35	0.21		0.08	0.29	(0.23)	—	(0.23)	10.41	2.83	12,229	1.74	2.50	1.85	64
Year Ended May 31, 2004	10.93	0.22	(a)	(0.50)	(0.28)	(0.26)	(0.04)	(0.30)	10.35	(2.67)	18,993	1.73	2.04	1.97	240
Year Ended May 31, 2003	10.48	0.34		0.50	0.84	(0.36)	(0.03)	(0.39)	10.93	8.14	39,423	1.73	3.10	1.93	150
U.S. Government Securities Ultra-Short Bond Fund(b)
I Shares
Six Months Ended September 30, 2008	10.03	0.20		(0.05)	0.15	(0.21)	—	(0.21)	9.97	1.53	86,875	0.27	4.00	0.29	87
Year Ended March 31, 2008	9.95	0.43		0.10	0.53	(0.45)	—	(0.45)	10.03	5.41	62,904	0.28	4.33	0.33	140
Year Ended March 31, 2007	9.85	0.42		0.11	0.53	(0.43)	—	(0.43)	9.95	5.50	34,411	0.29	4.23	0.33	141
Year Ended March 31, 2006	9.90	0.36		(0.06)	0.30	(0.35)	—	(0.35)	9.85	3.12	42,616	0.29	3.41	0.47	126
Period Ended March 31, 2005†	9.95	0.20		(0.05)	0.15	(0.20)	—	(0.20)	9.90	1.36	49,623	0.18	2.02	0.71	42
Year Ended May 31, 2004	10.00	0.15	(a)	(0.05)	0.10	(0.15)	—	(0.15)	9.95	1.01	77,360	0.24	1.25	0.77	109
Year Ended May 31, 2003	9.95	0.20		0.06	0.26	(0.20)	(0.01)	(0.21)	10.00	2.80	95,277	0.23	1.76	0.76	87
Virginia Intermediate Municipal Bond Fund(4)
I Shares
Six Months Ended September 30, 2008	10.09	0.18		(0.31)	(0.13)	(0.18)	—	(0.18)	9.78	(1.33)	196,516	0.60	3.55	0.60	7
Year Ended March 31, 2008	10.11	0.37		(0.02)	0.35	(0.37)	—	(0.37)	10.09	3.51	204,507	0.60	3.65	0.60	28
Year Ended March 31, 2007	10.01	0.36		0.10	0.46	(0.36)	—	(0.36)	10.11	4.67	214,908	0.59	3.59	0.60	54
Year Ended March 31, 2006	10.11	0.34		(0.03)	0.31	(0.34)	(0.07)	(0.41)	10.01	3.05	169,743	0.65	3.33	0.66	54
Period Ended March 31, 2005†	10.15	0.28		0.05	0.33	(0.28)	(0.09)	(0.37)	10.11	3.21	176,959	0.71	3.23	0.71	46
Year Ended May 31, 2004	10.68	0.34	(a)	(0.44)	(0.10)	(0.34)	(0.09)	(0.43)	10.15	(1.00)	181,558	0.75	3.23	0.75	26
Year Ended May 31, 2003	10.29	0.36		0.49	0.85	(0.36)	(0.10)	(0.46)	10.68	8.43	206,432	0.75	3.45	0.75	30
A Shares
Six Months Ended September 30, 2008	10.09	0.17		(0.31)	(0.14)	(0.17)	—	(0.17)	9.78	(1.40)	6,921	0.75	3.40	0.75	7
Year Ended March 31, 2008	10.11	0.35		(0.02)	0.33	(0.35)	—	(0.35)	10.09	3.36	6,232	0.75	3.50	0.75	28
Year Ended March 31, 2007	10.01	0.35		0.10	0.45	(0.35)	—	(0.35)	10.11	4.52	5,395	0.74	3.43	0.75	54
Year Ended March 31, 2006	10.11	0.33		(0.03)	0.30	(0.33)	(0.07)	(0.40)	10.01	2.92	5,480	0.79	3.22	0.82	54
Period Ended March 31, 2005†	10.15	0.27		0.05	0.32	(0.27)	(0.09)	(0.36)	10.11	3.14	7,143	0.80	3.16	0.90	46
Year Ended May 31, 2004	10.68	0.33	(a)	(0.44)	(0.11)	(0.33)	(0.09)	(0.42)	10.15	(1.04)	10,566	0.79	3.19	1.04	26
Year Ended May 31, 2003	10.29	0.36		0.49	0.85	(0.36)	(0.10)	(0.46)	10.68	8.38	10,484	0.79	3.40	1.07	30
C Shares
Six Months Ended September 30, 2008	10.09	0.13		(0.31)	(0.18)	(0.13)	—	(0.13)	9.78	(1.82)	2,773	1.60	2.56	1.60	7
Year Ended March 31, 2008	10.11	0.27		(0.02)	0.25	(0.27)	—	(0.27)	10.09	2.48	3,101	1.60	2.65	1.60	28
Year Ended March 31, 2007	10.01	0.26		0.10	0.36	(0.26)	—	(0.26)	10.11	3.64	3,289	1.60	2.63	1.61	54
Period Ended March 31, 2006	10.27	0.14		(0.19)	(0.05)	(0.14)	(0.07)	(0.21)	10.01	(0.52)	9	1.62	2.35	1.62	54

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

															Ratio of
													Ratio of		Expenses to
			Net									Ratio of	Net		Average
			Realized									Net	Investment		Net Assets
			and			Distributions		Net				Expenses	Income		(Excluding
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset				to	to		Waivers,
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,			Net Assets,	Average	Average		Reimbursements
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total		End of	Net	Net		and Expense
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)		Period (000)	Assets(2)	Assets(2)		Offset)(2)
Prime Quality Money Market Fund
I Shares
Six Months Ended September 30, 2008	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	1.10	%(g)	$3,342,751	0.52%	2.19	%(g)	0.52%
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.46	%(d)	3,834,993	0.52	4.34	%(d)	0.52
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.83		3,248,781	0.53	4.73		0.53
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.25		2,976,881	0.58	3.19		0.61
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.13		3,173,794	0.60	1.34		0.71
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.52		3,477,598	0.63	0.52		0.74
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.17		4,284,266	0.63	1.14		0.74
A Shares
Six Months Ended September 30, 2008	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.02	(g)	5,153,615	0.67	2.04	(g)	0.67
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.30	(d)	6,523,136	0.67	4.21	(d)	0.67
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.67		5,917,224	0.68	4.59		0.68
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.08		4,011,561	0.74	3.16		0.76
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.96		2,124,606	0.80	1.17		0.91
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.34		1,851,615	0.81	0.34		0.95
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.98		1,925,521	0.81	0.96		0.94
C Shares
Six Months Ended September 30, 2008	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.97	(g)	2,920	0.77	1.94	(g)	0.77
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.20	(d)	4,129	0.77	4.11	(d)	0.77
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.57		3,733	0.78	4.47		0.78
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.01		3,991	0.82	2.81		1.10
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.94		10,093	0.83	0.99		1.48
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.22		25,444	0.93	0.21		1.59
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.54		14,633	1.25	0.53		1.62
Tax-Exempt Money Market Fund
I Shares
Six Months Ended September 30, 2008	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.81		1,399,642	0.48	1.60		0.48
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.94		1,573,560	0.48	2.85		0.48
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.15		1,157,688	0.48	3.10		0.48
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.27		1,172,717	0.50	2.25		0.53
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.90		936,272	0.51	1.04		0.61
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.48		978,548	0.55	0.46		0.64
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.81		1,088,415	0.54	0.79		0.64
A Shares
Six Months Ended September 30, 2008	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.73		419,387	0.63	1.43		0.63
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.78		590,345	0.63	2.75		0.63
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.00		594,416	0.63	2.95		0.63
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12		671,164	0.65	2.10		0.68
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.78		402,333	0.65	0.92		0.75
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.35		274,543	0.67	0.34		0.80
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.68		239,451	0.67	0.67		0.79
U.S. Government Securities Money Market Fund
I Shares
Six Months Ended September 30, 2008	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.85		989,167	0.57	1.68		0.57
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.12		2,108,351	0.58	3.71		0.58
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.62		691,145	0.59	4.56		0.59
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.07		413,893	0.62	2.99		0.65
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.03		517,253	0.62	1.24		0.71
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.43		615,324	0.66	0.43		0.75
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.01		992,560	0.65	1.00		0.74

See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio of
												Ratio of	Expenses to
			Net								Ratio of	Net	Average
			Realized								Net	Investment	Net Assets
			and			Distributions		Net			Expenses	Income	(Excluding
	Net Asset	Net	Unrealized		Dividends	from	Total	Asset			to	to	Waivers,
	Value,	Investment	Gains		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements
	Beginning	Income	(Losses) on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)
U.S. Government Securities Money Market Fund
A Shares
Six Months Ended September 30, 2008	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	0.77%	$375,652	0.72%	1.54%	0.73%
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.96	333,593	0.74	3.86	0.74
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.46	257,949	0.74	4.37	0.74
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.91	253,648	0.77	2.91	0.80
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.89	230,041	0.78	1.06	0.88
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.28	234,100	0.80	0.28	0.92
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.86	250,246	0.80	0.86	0.92
U.S. Treasury Money Market Fund(4)
I Shares
Six Months Ended September 30, 2008	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.67	1,484,719	0.57	1.33	0.58
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.67	1,130,334	0.58	3.57	0.59
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.61	1,025,065	0.58	4.50	0.58
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.99	1,650,172	0.60	2.98	0.63
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.99	1,407,783	0.62	1.19	0.71
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.37	1,233,565	0.66	0.32	0.75
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.88	1,080,779	0.65	0.81	0.74
A Shares
Six Months Ended September 30, 2008	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.60	339,238	0.71	1.13	0.73
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.52	101,460	0.73	3.03	0.74
Year Ended March 31, 2007	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.45	31,554	0.73	4.41	0.73
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.84	12,366	0.75	3.12	0.76
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.88	303	0.75	0.97	1.48
Period Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.15	401	0.75	0.21	3.17 (c)
Virginia Tax-Free Money Market Fund
I Shares
Six Months Ended September 30, 2008	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.86	263,353	0.44	1.72	0.44
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.97	294,937	0.44	2.91	0.45
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.14	230,191	0.45	3.09	0.45
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.33	226,319	0.46	2.28	0.46
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.94	177,377	0.46	1.07	0.46
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56	173,959	0.50	0.51	0.50
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.85	219,701	0.49	0.84	0.49
A Shares
Six Months Ended September 30, 2008	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.79	354,433	0.59	1.55	0.59
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.82	418,242	0.59	2.75	0.60
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	2.98	378,541	0.60	2.94	0.60
Year Ended March 31, 2006	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.16	303,752	0.62	2.12	0.68
Period Ended March 31, 2005†	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.77	197,380	0.66	0.92	0.86
Year Ended May 31, 2004	1.00	—	—	—	—	—	—	1.00	0.38	118,339	0.67	0.34	0.90
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.67	96,325	0.67	0.66	0.90

See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS
(Unaudited)

(1)	Total return excludes sales charge. Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Not annualized for periods less than one year.

(4)	The following table details the commencement of operations of certain classes of each respective fund.

Fund	Class	Commencement Date
High Income Fund	A Shares	October 27, 2003
Intermediate Bond Fund	A Shares	October 11, 2004
Intermediate Bond Fund	C Shares	October 11, 2004
Maryland Municipal Bond Fund	A Shares	April 13, 2005
North Carolina Tax-Exempt Bond Fund	I Shares	January 8, 2004
North Carolina Tax-Exempt Bond Fund	A Shares	March 21, 2005
North Carolina Tax-Exempt Bond Fund	C Shares	March 21, 2005
Seix Floating Rate High Income Fund	I Shares	March 2, 2006
Seix Floating Rate High Income Fund	A Shares	May 8, 2006
Seix Floating Rate High Income Fund	C Shares	August 3, 2007
Seix Global Strategy Fund	I Shares	September 8, 2008
Seix High Yield Fund	C Shares	October 11, 2004
Strategic Income Fund	A Shares	October 8, 2003
Total Return Bond Fund	C Shares	October 11, 2004
Virginia Intermediate Municipal Bond Fund	C Shares	September 1, 2005
U.S. Treasury Money Market Fund	A Shares	November 12, 2003

(a)	Per share data was calculated using the average shares method.

(b)	Financial Highlights per share amounts for the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund have been adjusted for a 5:1 reverse stock split and 4.974874:1 reverse stock split, respectively which occurred on April 1, 2005, for the periods ended March 31, 2005, May 31, 2004 and May 31, 2003.

(c)	Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(d)	During the year ended March 31, 2008, the Fund received certain payments by an affiliate. Absent these payments, the ratio of net investment income to average net assets would have been 4.14% for I Shares, 4.01% for A Shares and 3.91% for C Shares. There was no impact to the total return as a result of these payments.

(e)	North Carolina Tax-Exempt Bond Fund C Shares was not operational during the period.

(f)	Class C was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 25 days during the period for North Carolina Tax-Exempt Bond Fund. The net asset value, end of period, presented for North Carolina Tax-Exempt Bond Fund C Shares was as of April 25, 2007, the last day the class was operational.

(g)	During the six months ended September 30, 2008 the Fund received certain payments by an affiliate. These payments had no impact to the ratio of net investment income to average net assets. Absent these payments, the total return would have been 0.10%, 0.02% and (0.03%) for I Shares, A Shares and C Shares, respectively.

Unaudited.

The Georgia Tax-Exempt Bond Funds’ net expense ratio and gross expense ratio includes interest expense of 0.16% incurred during the most recent fiscal year with respect to investments in certain inverse floating rate securities.

†	Effective June 1, 2004, the Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Funds noted below:

		Change to Net
	Change to Net	Realized and	Change to Ratio of Net Investment
	Investment	Unrealized Gains	Income to Average Net Assets
	Income Per Share($)	(Losses) Per Share($)	I Shares(%)	A Shares(%)	C Shares(%)
Georgia Tax-Exempt Bond Fund	0.01	(0.01)	0.16	0.14	0.14
Investment Grade Bond Fund	0.01	(0.01)	0.18	0.14	0.14
Investment Grade Tax-Exempt Bond Fund	(0.01)	0.01	(0.08)	(0.07)	(0.06)
Limited-Term Federal Mortgage Securities Fund	0.04	(0.04)	0.47	0.42	0.36
Maryland Municipal Bond Fund	(0.01)	0.01	(0.07)	(0.06)	—
North Carolina Tax-Exempt Bond Fund	(0.02)	0.02	(0.20)	—	—
Short-Term Bond Fund	0.01	(0.01)	0.08	0.07	0.06
Strategic Income Fund	0.01	(0.01)	0.22	0.14	0.13
U.S. Government Securities Fund	0.02	(0.02)	0.23	0.11	0.17
U.S. Government Securities Ultra-Short Bond Fund	0.01	(0.01)	0.24	—	—

††	Effective November 1, 2003, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

Change to Net
	Change to Net	Realized and	Change to Ratio of Net Investment
	Investment	Unrealized Gains	Income to Average Net Assets
	Income Per Share($)	(Losses) Per Share($)	I Shares(%)	A Shares(%)	C Shares(%)
Seix High Yield Fund	0.01	(0.01)	0.06	0.05	0.84

Amounts designated as “—” are $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

1.	Organization

The RidgeWorth Funds (formerly, The STI Classic Funds) (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering 53 funds as of September 30, 2008. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix Global Strategy Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds are presented separately. The Limited Duration Fund, Ultra-Short Bond Fund and U.S. Government Securities Ultra-Short Bond Fund may offer I Shares only. The Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund offer I Shares and A Shares. The remaining Funds offer I Shares, A Shares and C Shares. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Services Plan, voting rights on matters affecting a single class of shares and sales charges. The A Shares of the Funds (except Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund) have a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund and Short-Term U.S. Treasury Securities Fund A Shares have a maximum sales charge on purchases of 2.50% as a percentage of original purchase price. Certain purchases of A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within one year of purchase. The C Shares have a maximum CDSC of 1.00% as a percentage of either the original purchase price or the next calculated price after the Funds receive the redemption request, whichever is less, if redeemed within one year of purchase.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
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the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective daily net asset values.

The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund (the “Money Market Funds”) state investment securities at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds’ accounting agent and may preauthorize the Funds’ accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the investment adviser does not pre-authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the investment adviser will request that a Committee Meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Effective April 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

NOTES TO FINANCIAL STATEMENTS (continued)
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One key component of SFAS No. 157 is the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008 (in thousands):

			LEVEL 2 - Other Significant			LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs			Unobservable Inputs		Total
		Other		Other			Other		Other
	Investments	Financial	Investments	Financial	Securities	Investments	Financial	Investments	Financial	Securities
Fund Name	in Securities($)	Investments($)*	in Securities($)	Investments($)*	Sold Short($)	in Securities($)	Investments($)*	in Securities($)	Investments($)*	Sold Short($)

Georgia Tax-Exempt Bond Fund	3,254	—	179,849	—	—	—	—	183,103	—	—

High Grade Municipal Bond Fund	8,708	—	81,359	—	—	—	—	90,067	—	—

High Income Fund	3,889	—	42,418	(65)	—	—	—	46,307	(65)	—

Intermediate Bond Fund	326,633	(115)	845,252	1,460	—	—	—	1,171,885	1,345	—

Investment Grade Bond Fund	148,747	(55)	387,875	851	—	—	—	536,622	796	—

Investment Grade Tax-Exempt Bond Fund	50,846	—	648,609	—	—	—	—	699,455	—	—

Limited Duration Fund	21,594	—	22,612	—	—	—	—	44,206	—	—

Limited-Term Federal Mortgage Securities Fund	4,437	—	63,805	—	—	—	—	68,242	—	—

Maryland Municipal Bond Fund	1,278	—	37,227	—	—	—	—	38,505	—	—

North Carolina Tax-Exempt Bond Fund	1,723	—	41,664	—	—	—	—	43,387	—	—

Seix Floating Rate High Income Fund	33,065	—	490,636	(2,531)	—	—	—	523,701	(2,531)	—

Seix Global Strategy Fund	34	(6)	4,500	34	—	—	—	4,534	28	—

Seix High Yield Fund	63,499	—	675,336	(750)	—	—	—	738,835	(750)	—

Short-Term Bond Fund	54,420	(22)	415,018	(745)	(15,955)	—	—	469,438	(767)	(15,955)

Short-Term U.S. Treasury Securities Fund	34,719	—	75,474	—	—	—	—	110,193	—	—

Strategic Income Fund	20,975	(124)	72,381	56	—	—	—	93,356	(68)	—

Total Return Bond Fund	108,371	(177)	562,810	1,009	—	—	—	671,181	832	—

Ultra-Short Bond Fund	4,149	—	76,351	—	—	—	—	80,500	—	—

U.S. Government Securities Fund	253,308	—	472,039	—	—	—	—	725,347	—	—

U.S. Government Securities Ultra-Short Bond Fund	4,350	—	82,329	—	—	—	—	86,679	—	—

Virginia Intermediate Municipal Bond Fund	5,922	—	199,607	—	—	—	—	205,529	—	—

Prime Quality Money Market Fund	1,750,318	—	6,738,226	—	—	—	—	8,488,544	—	—

Tax-Exempt Money Market Fund	33,477	—	1,734,088	—	—	—	—	1,767,565	—	—

U.S. Government Securities Money Market Fund	703,577	—	660,600	—	—	—	—	1,364,177	—	—

U.S. Treasury Money Market Fund	1,550,749	—	275,067	—	—	—	—	1,825,816	—	—

Virginia Tax-Free Money Market Fund	17,839	—	547,501	—	—	—	—	565,340	—	—

*	Other financial instruments are derivative instruments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
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Security Transactions and Investment Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period. Dividend income is recorded on ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.

Foreign Currency Forward Contracts — Each Fund (except the Money Market Funds) may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward currency contract or if the value of the foreign currency changes unfavorably. As of September 30, 2008, certain Funds had outstanding forward foreign currency contracts as listed on the Schedules of Portfolio Investments.

Securities Lending — Each Fund (except the Money Market Funds) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral. Cash collateral received in connection with securities lending is invested in the Credit Suisse Enhanced Liquidity Fund (the “Portfolio”). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. At September 30, 2008, the Portfolio was invested in asset backed securities, commercial paper, corporate bonds, money market mutual funds and repurchase agreements (with interest rates ranging from 2.000% to 7.210% and maturity dates ranging from 10/01/2008 to 03/12/2010).

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

The Funds paid securities lending fees during the period ended September 30, 2008, which have been netted against the Income from Securities Lending on the Statement of Operations. These fees are presented below (in thousands):

Fee($)

High Income Fund	1
Intermediate Bond Fund	246
Investment Grade Bond Fund	80
Seix High Yield Fund	20
Short-Term Bond Fund	20
Short-Term U.S. Treasury Securities Fund	19
Strategic Income Fund	11
Total Return Bond Fund	52
Ultra-Short Bond Fund	—
U.S. Government Securities Fund	144
U.S. Government Securities Ultra-Short Bond Fund	1

Amounts listed as “—” round to less than $1,000.

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. The Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.

TBA Purchase Commitments — The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.”

Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (principally using TBA’s) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
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The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yield, principally by earning a negotiated fee. As of September 30, 2008, there were no open mortgage dollar rolls.

Bank Loans — The High Income Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, and Strategic Income Fund invest in first and second lien senior floating rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked-to-market daily, are presented with the Schedule of Portfolio Investments. At September 30, 2008, only the Seix Floating Rate High Income Fund and the Seix High Yield Fund had unfunded loan commitments.

Swap Agreements — The High Income, Intermediate Bond, Investment Grade Bond, Investment Grade Tax-Exempt Bond, Seix Floating Rate High Income, Seix Global Strategy, Seix High Yield, Short-Term Bond, Strategic Income and Total Return Bond Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be on the statement of assets and liabilities and then amortized to income or expense over the life of the swap contract. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s current obligations under swap agreements (offset against any amounts owing to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

Credit default swap (“CDS”) agreements are a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the CDS is a lender and faces credit risk from a third party, while the counterparty in the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principle amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

Futures Contracts — The Funds may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made periodically, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the variation margin is recognized at the time the futures contract is extinguished.

Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Compensating Balances — If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc., on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day. The Seix Global Strategy and Strategic Income Funds do not have a compensating balance arrangement with their custodian, Brown Brothers Harriman & Co.

Restricted Securities — Certain of the Funds’ investments are restricted as to resale. As of September 30, 2008, all of these restricted securities have been deemed liquid by the Funds’ investment adviser based upon procedures approved by the Board unless stated otherwise on each Fund’s Schedule of Portfolio Investments.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis. Expenses attributable to the Trust and the RidgeWorth Variable Trust (collectively, the “RidgeWorth Complex”) are allocated across the RidgeWorth Complex based upon relative net assets or another appropriate basis.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

Recent Accounting Pronouncements — In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. foreign currency transactions and the difference between book and tax amortization methods for premium and market discounts), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The Trust has adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities. The Funds are subject to federal and various state jurisdictions for income tax purposes. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four fiscal years, no examinations are in progress or anticipated at this time. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

3.	Agreements and Other Transactions with Affiliates

Investment Advisory Agreement — The Trust and RidgeWorth Capital Management, Inc. (formerly Trusco Capital Management, Inc.), (the “Investment Adviser”) a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into an investment advisory agreement. The subadvisers for the Funds are as follows: Seix Investment Advisors LLC (“Seix”) serves as the Subadviser for the High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix Global Strategy Fund, Seix High Yield Fund, Strategic Income Fund, Total Return Bond Fund and U.S. Government Securities Fund. StableRiver Capital Management LLC (“StableRiver”) serves as the Subadviser for the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Bond Fund, U.S. Government Securities Ultra-Short Bond Fund, Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund. Seix and StableRiver are each wholly-owned subsidiaries of the Investment Adviser.

Under the terms of the agreement, the Funds are charged annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The maximum annual advisory fee is charged on average daily net assets of each Fund (other than the Money Market Funds) up to $500 million. A discount of 5% applies on the next $500 million, and a discount of 10% applies on amounts over $1 billion. For the Money Market Funds, the maximum annual advisory fee is charged on average daily assets of each Money Market Fund up to $1 billion, a discount of 5% applies on the

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

next $1.5 billion, a discount of 10% applies on amounts over $2.5 billion and a discount of 20% applies on amounts over $5 billion. Fee rates for the period April 1, 2008 through September 30, 2008 were as follows:

	Maximum	Discounted	Advisory Fees	Net
	Annual	Annual	Waived/Expenses	Annual
	Advisory Fee($)	Advisory Fee(%)	Reimbursed(%)	Fees Paid(%)

Georgia Tax-Exempt Bond Fund	0.55	0.55	—	0.55
High Grade Municipal Bond Fund	0.55	0.55	—	0.55
High Income Fund	0.60	0.60	(0.01)	0.59
Intermediate Bond Fund	0.25	0.24	—	0.24
Investment Grade Bond Fund	0.50	0.50	—	0.50
Investment Grade Tax-Exempt Bond Fund	0.50	0.49	—	0.49
Limited Duration Fund	0.10	0.10	—	0.10
Limited-Term Federal Mortgage Securities Fund	0.50	0.50	—	0.50
Maryland Municipal Bond Fund	0.55	0.55	—	0.55
North Carolina Tax-Exempt Bond Fund	0.55	0.55	—	0.55
Seix Floating Rate High Income Fund	0.45	0.45	—	0.45
Seix Global Strategy Fund	0.60	0.60	(2.22)	—
Seix High Yield Fund	0.45	0.44	—	0.44
Short-Term Bond Fund	0.40	0.40	—	0.40
Short-Term U.S. Treasury Securities Fund	0.40	0.40	—	0.40
Strategic Income Fund	0.60	0.60	—	0.60
Total Return Bond Fund	0.25	0.25	—	0.25
Ultra-Short Bond Fund	0.22	0.22	(0.02)	0.20
U.S. Government Securities Fund	0.50	0.50	—	0.50
U.S. Government Securities Ultra-Short Bond Fund	0.20	0.20	—	0.20
Virginia Intermediate Municipal Bond Fund	0.55	0.55	—	0.55
Prime Quality Money Market Fund	0.55	0.48	—	0.48
Tax-Exempt Money Market Fund	0.45	0.44	—	0.44
U.S. Government Securities Money Market Fund	0.55	0.53	—	0.54
U.S. Treasury Money Market Fund	0.55	0.54	(0.01)	0.53
Virginia Tax-Free Money Market Fund	0.40	0.40	—	0.40

From April 1, 2008 through July 31, 2008 the Investment Adviser contractually agreed to waive fees and/or reimburse the Seix Floating Rate High Income Fund to the extent necessary to maintain the Fund’s Total Operating Expense, expressed as a percentage of average daily net assets, as noted below:

		Contractual
		Expense
		Limitation(%)

Seix Floating Rate High Income Fund	I Shares	0.55
Seix Floating Rate High Income Fund	A Shares	0.85
Seix Floating Rate High Income Fund	C Shares	1.55

Under the Expense Limitation Agreements, the Investment Adviser may retain the difference between the Total Operating Expense identified above and the actual total expense to recapture any of its prior contractual waivers or reimbursements at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed Total Operating Expense in place at that time. During the six months ended September 30, 2008, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of September 30, 2008, there were no available cumulative potential reimbursements based on reimbursements

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

within three years of the corresponding Expense Limitation Agreement after being reduced by amounts forfeited during the current fiscal year.

During the six months ended September 30, 2008, the Investment Adviser also voluntarily waived fees in certain funds in order to maintain a more competitive expense ratio for shareholders. These voluntary waivers are not available to be recouped by the Investment Adviser in subsequent years.

On September 19, 2008, SunTrust Banks, Inc. (“SunTrust”) issued a Promissory Note in the amount of $70 Million for the benefit of the Prime Quality Money Market Fund (the “Fund”) in exchange for a defaulted investment security (“Security”) of the Fund. As a result of these transactions, the Fund realized a loss of approximately $49 million for the difference between the amortized cost and market value of the security as of the date of the transaction, but also recognized an offsetting loss recovery in the same amount. The Fund also recognized an interest recovery of approximately $469,000 paid by SunTrust for unpaid accrued interest earned on the Security through September 18, 2008. In the accompanying Statement of Operations, the loss is reflected in “Net Realized Gain (Loss) from Investment Transactions”, and the loss recovery is reflected in “Net Increase from Payments by Affiliate,” while the interest recovery is reflected in “Interest Recovery Payments by Affiliate.” In exchange for the Promissory Note issued, SunTrust acquired the security interest in the Security from the Fund to secure repayment of the Note. Under the terms of the Promissory Note, the Fund will receive the entire principal amount on September 30, 2009, the maturity date of the Promissory Note. The unpaid principal balance is reported on the Fund’s Schedule of Investments and included in “Investments in Affiliates” on the Statement of Assets and Liabilities at amortized cost. For purposes of mark-to-market requirements of Rule 2a-7 under the 1940 Act, these securities are valued in accordance with the Pricing and Valuation Procedures established by the Board, as more fully described in Note 2. Interest payments from the Promissory Note are received on a quarterly basis and at the maturity date and included in “Interest Income from Affiliated Investments” on the accompanying Statement of Operations. The Promissory Note has been deemed to be illiquid.

During the year ended March 31, 2008 with the approval of the Board of Trustees, the following actions were taken to protect investors in the Prime Quality Money Market Fund from possible losses associated with certain investments, including structured investment vehicle (“SIV”) securities, owned by the Fund. When purchased, these SIV assets were rated A1/P1 and were Tier 1 eligible securities, thus qualifying for valuation at amortized cost under Rule 2a-7 under the 1940 Act.

In October 2007, SunTrust established an irrevocable letter of credit to provide credit support for two of the Fund’s investments in certain SIV securities. Prior thereto, the issuer of these securities announced that it would cease making payments on the securities, resulting in a downgrade in the credit ratings of the investments. As the investments no longer qualified for valuation at amortized cost as eligible securities under Rule 2a-7, the Fund recognized a loss equal to the difference between amortized cost and the market value as of the date of the letter of credit. At the same time, the Fund also received a loss recovery of the same amount, approximately $1.523 million, as a result of the establishment of the letter of credit. Later in October 2007, the Fund received a payment from the letter of credit in an amount equivalent to and at the same time as the payment of scheduled interest payments due to the Fund from the SIV securities. The Fund recognized an interest recovery of approximately $358,000 for the interest payments received from the letter of credit. The loss is reflected in “Net Realized Gain(Loss) from Investment Transactions” and the loss recovery is reflected in “Net Increase from Payments by Affiliate” in the accompanying Statement of Operations. The equivalent interest recovery which the Fund received is reflected in the accompanying Statement of Operations in “Interest Recovery Payments by Affiliate.”

On December 26, 2007, SunTrust purchased approximately $526 million of the Fund’s securities, including the two SIV securities backed by the letter of credit, at amortized cost plus accrued interest. The Fund realized a loss for the difference between the amortized cost of the securities and the market value as of that date, but at that same time also recognized a loss recovery in the same amount of approximately $5.570 million. The Fund also recognized approximately an additional $7.792 million of interest recovery for accrued interest through the date of the transaction. In the accompanying Statement of Operations, the loss is reflected in “Net Realized Gain(Loss) from Investment Transactions”, and the loss recovery is reflected in “Net Increase from Payments by Affiliate,” while the interest recovery is reflected in “Interest Recovery Payments by Affiliate.”

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Also on December 26, 2007, SunTrust issued a Promissory Note for the benefit of the Fund in exchange for approximately $516 million of the remaining SIV securities at amortized cost plus accrued income. Similar to the prior transaction, the Fund realized a loss, but also recognized a loss recovery in the same amount of approximately $1.183 million for the difference between the amortized cost of the securities and their market value as of that date. The Fund also recognized an interest recovery of approximately $7.824 million for accrued interest through the date of the transaction. In the accompanying Statement of Operations, the loss is reflected in “Net Realized Gain(Loss) from Investment Transactions”, and the loss recovery is reflected in “Net Increase from Payments by Affiliate,” while the interest recovery is reflected in “Interest Recovery Payments by Affiliate.” In exchange for the Promissory Note issued, SunTrust acquired the security interest in the SIV securities from the Fund to secure repayment of the Note. Under the terms of the Promissory Note, the Fund will receive all interest and principal payments due to the Fund in amounts equal to what the Fund would have received had it retained its interest in the SIV securities and the securities had remained solvent through their respective maturity dates. This Promissory Note matured prior to September 30, 2008.

As a result of the purchase of all remaining SIV investments in exchange for cash or the Promissory Note at the end of 2007, the previously established letter of credit was retired and the Fund had no remaining exposure to SIV investments at March 31, 2008.

Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (the “Administrator”), under which the Administrator provides administrative, fund accounting and transfer agent, and shareholder services for an annual fee, calculated and paid monthly, (expressed as a percentage of the combined average daily net assets of the RidgeWorth Complex) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,930 per class annually, applicable to each additional class of shares over 145 classes of shares.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the RidgeWorth Complex, including $300,000 towards the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 towards the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the RidgeWorth Complex relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually for the RidgeWorth Complex, and will not be recouped by the Administrator in subsequent years.

Distribution Agreement — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives $3,500 per Fund per annum for its services. Prior to August 20, 2008, Foreside Distribution Services, L.P. (“Foreside”) was the distributor for the Funds under a distribution agreement between Foreside and the Investment Adviser. Foreside received $37,500 annually for its services. In addition, with respect to the A Shares and C Shares, the Distributor receives amounts, pursuant to a Distribution and Services Plan, based upon average daily net assets of each respective class, which are

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

computed daily and paid monthly. These fees, expressed as a percentage of average daily net assets, for the six months ended September 30, 2008 were as follows:

		Board Approved and
	Board Approved and	Charged C Share
	Charged A Share	Distribution
	Distribution and Service Fee($)	and Service Fee($)

Georgia Tax-Exempt Bond Fund	0.15	1.00
High Grade Municipal Bond Fund	0.15	1.00
High Income Fund	0.30	1.00
Intermediate Bond Fund	0.25	1.00
Investment Grade Bond Fund	0.30	1.00
Investment Grade Tax-Exempt Bond Fund	0.30	1.00
Limited-Term Federal Mortgage Securities Fund	0.20	1.00
Maryland Municipal Bond Fund	0.15	1.00
North Carolina Tax-Exempt Bond Fund	0.15	1.00
Seix Floating Rate High Income Fund	0.30	1.00
Seix Global Strategy Fund	0.30	1.00
Seix High Yield Fund	0.25	1.00
Short-Term Bond Fund	0.20	1.00
Short-Term U.S. Treasury Securities Fund	0.18	1.00
Strategic Income Fund	0.30	1.00
Total Return Bond Fund	0.25	1.00
U.S. Government Securities Fund	0.30	1.00
Virginia Intermediate Municipal Bond Fund	0.15	1.00
Prime Quality Money Market Fund	0.15	0.25
Tax-Exempt Money Market Fund	0.15	N/A
U.S. Government Securities Money Market Fund	0.15	N/A
U.S. Treasury Money Market Fund	0.15	N/A
Virginia Tax-Free Money Market Fund	0.15	N/A

Custodian Agreements — SunTrust Bank acts as custodian for the Funds except for the Seix Global Strategy Fund and the Strategic Income Fund, which have appointed Brown Brothers Harriman & Co. as custodian. The Funds pay custody fees on the basis of their respective net assets and transaction costs.

Other — Certain officers of the RidgeWorth Complex are also employees of the Investment Adviser and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer fee and an additional fee for each meeting attended plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. As of September 30, 2008, retainer and meeting fees are as follows:

	Chairman($)	Trustee($)

Annual Retainer	75,000	60,000
Regular Meeting Fee	8,750	7,000
Special Meeting Fee	4,375	3,500
Committee Meeting Fee	4,500	3,000

The Trust approved a deferred compensation plan for its trustees, effective January 1, 2007. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust, and the value of such deferred amounts is determined by reference to the change in value of Class I Shares of one or more series of the RidgeWorth Funds as specified by the trustee. Benefits under the deferred compensation plan are payable upon retirement. On May 20, 2008, the Board approved the termination of the deferred compensation plan.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

The Investment Adviser provides services to the RidgeWorth Complex to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $775,000 for these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the RidgeWorth Complex, including providing certain related services, and receives an annual fee of $156,750 for providing these services. The fees above are allocated based on average daily net assets of the RidgeWorth Complex and are reflected on the Statements of Operations as “Compliance Services Fees.”

The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. For the period ended September 30, 2008, the following Funds paid SunTrust Robinson Humphrey, through a reduction in the yield earned by the Funds on those repurchase agreements, the following amounts (in thousands):

Fees($)

Prime Quality Money Market Fund	36
U.S. Government Securities Money Market Fund	249
U.S. Treasury Money Market Fund	219

Amounts listed as “— ” round to less than $1,000.

4.	Investment Transactions

The cost of security purchases and the proceeds from sales and maturities of securities, excluding short-term investments and U.S. government securities, for the six months ended September 30, 2008, were as follows (in thousands):

		Sales and
	Purchases($)	Maturities ($)

Georgia Tax-Exempt Bond Fund	60,604	49,672
High Grade Municipal Bond Fund	144,044	228,275
High Income Fund	56,867	59,432
Intermediate Bond Fund	173,369	174,345
Investment Grade Bond Fund	69,856	72,084
Investment Grade Tax-Exempt Bond Fund	876,034	704,895
Limited Duration Fund	1,582	12,860
Limited-Term Federal Mortgage Securities Fund	6,416	7,947
Maryland Municipal Bond Fund	3,657	6,586
North Carolina Tax-Exempt Bond Fund	17,073	13,077
Seix Floating Rate High Income Fund	610,682	652,799
Seix Global Strategy Fund	—	—
Seix High Yield Fund	491,538	413,695
Short-Term Bond Fund	120,605	60,446
Strategic Income Fund	61,345	65,854
Total Return Bond Fund	78,304	72,204
Ultra-Short Bond Fund	17,055	12,226
U.S. Government Securities Fund	—	26,211
Virginia Intermediate Municipal Bond Fund	20,587	15,035

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

The cost of security purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term investments, for the six months ended September 30, 2008, were as follows (in thousands):

		Sales and
	Purchases($)	Maturities($)

Intermediate Bond Fund	658,750	588,107
Investment Grade Bond Fund	347,218	303,781
Limited Duration Fund	2,071	1,611
Limited-Term Federal Mortgage Securities Fund	158,038	188,387
Seix High Yield Fund	28,535	24,998
Short-Term Bond Fund	94,723	125,230
Short-Term U.S. Treasury Securities Fund	64,824	58,641
Strategic Income Fund	48,103	42,521
Total Return Bond Fund	509,814	487,967
Ultra-Short Bond Fund	24,557	29,883
U.S. Government Securities Fund	370,719	331,146
U.S. Government Securities Ultra-Short Bond Fund	84,781	60,801

5.	Federal Tax Information

At September 30, 2008, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. These differences were generally due to losses on wash sales, which cannot be used for Federal income tax purposes in the current year

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2008 were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
	Tax Cost($)	Appreciation($)	(Depreciation)($)	(Depreciation)($)

Georgia Tax-Exempt Bond Fund	192,108	983	(9,988)	(9,005)
High Grade Municipal Bond Fund	94,200	73	(4,206)	(4,133)
High Income Fund	50,825	134	(4,652)	(4,518)
Intermediate Bond Fund	1,187,950	4,144	(20,209)	(16,065)
Investment Grade Bond Fund	548,103	1,774	(13,255)	(11,481)
Investment Grade Tax-Exempt Bond Fund	725,425	792	(26,762)	(25,970)
Limited Duration Fund	44,837	4	(635)	(631)
Limited-Term Federal Mortgage Securities Fund	67,797	716	(271)	445
Maryland Municipal Bond Fund	39,825	246	(1,566)	(1,320)
North Carolina Tax-Exempt Bond Fund	45,742	156	(2,511)	(2,355)
Seix Floating Rate High Income Fund	580,966	1,799	(59,064)	(57,265)
Seix Global Strategy Fund	4,534	—	—	—
Seix High Yield Fund	807,722	401	(69,288)	(68,887)
Short-Term Bond Fund	485,943	1,254	(17,759)	(16,505)
Short-Term U.S. Treasury Securities Fund	108,990	1,221	(18)	1,203
Strategic Income Fund	95,673	467	(2,784)	(2,317)
Total Return Bond Fund	682,640	2,715	(14,174)	(11,459)
Ultra-Short Bond Fund	83,400	313	(3,213)	(2,900)
U.S. Government Securities Fund	715,974	9,474	(101)	9,373
U.S. Government Securities Ultra-Short Bond Fund	86,571	317	(209)	108
Virginia Intermediate Municipal Bond Fund	207,798	2,342	(4,611)	(2,269)
Prime Quality Money Market Fund	8,488,544	—	—	—
Tax-Exempt Money Market Fund	1,767,565	—	—	—
U.S. Government Securities Money Market Fund	1,364,177	—	—	—
U.S. Treasury Money Market Fund	1,825,816	—	—	—
Virginia Tax-Free Money Market Fund	565,340	—	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

The tax character of distributions paid to shareholders during the year ended March 31, 2008 was as follows (in thousands):

	Distributions Paid From
	Net	Net Long	Total		Total
	Investment	Term Capital	Taxable	Tax-Exempt	Distributions
	Income($)	Gains($)	Distributions($)	Distributions($)	Paid($)*

Georgia Tax-Exempt Bond Fund	—	—	—	5,742	5,742
High Grade Municipal Bond Fund	311	166	477	5,796	6,273
High Income Fund	6,414	—	6,414	—	6,414
Intermediate Bond Fund	24,492	—	24,492	—	24,492
Investment Grade Bond Fund	19,532	—	19,532	—	19,532
Investment Grade Tax-Exempt Bond Fund	907	508	1,415	16,360	17,775
Limited Duration Fund	2,231	—	2,231	—	2,231
Limited-Term Federal Mortgage Securities Fund	8,959	—	8,959	—	8,959
Maryland Municipal Bond Fund	9	13	22	1,367	1,389
North Carolina Tax-Exempt Bond Fund	—	—	—	1,584	1,584
Seix Floating Rate High Income Fund	51,505	—	51,505	—	51,505
Seix High Yield Fund	70,546	—	70,546	—	70,546
Short-Term Bond Fund	17,409	—	17,409	—	17,409
Short-Term U.S. Treasury Securities Fund	2,917	—	2,917	—	2,917
Strategic Income Fund	6,662	—	6,662	—	6,662
Total Return Bond Fund	32,188	—	32,188	—	32,188
Ultra-Short Bond Fund	4,059	—	4,059	—	4,059
U.S. Government Securities Fund	28,044	—	28,044	—	28,044
U.S. Government Securities Ultra-Short Bond Fund	1,831	—	1,831	—	1,831
Virginia Intermediate Municipal Bond Fund	2	—	2	7,867	7,869
Prime Quality Money Market Fund	442,352	—	442,352	—	442,352
Tax-Exempt Money Market Fund	106	172	278	57,336	57,614
U.S. Government Securities Money Market Fund	44,648	—	44,648	—	44,648
U.S. Treasury Money Market Fund	42,981	—	42,981	—	42,981
Virginia Tax-Free Money Market Fund	67	25	92	19,529	19,621

*	Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

As of March 31, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

						Accumulated
	Undistributed					Capital		Total
	Tax Exempt	Ordinary	Long Term	Accumulated	Distributions	and Other	Unrealized	Accumulated
	Income	Income	Capital Gains	Earnings	Payable	Losses	Appreciation/	Earnings
	($)	($)	($)	($)	($)	($)**	(Depreciation)($)***	(Deficit)($)

Georgia Tax-Exempt Bond Fund	733	—	—	733	(543)	(1,547)	(709)	(2,066)
High Grade Municipal Bond Fund	527	—	—	527	(534)	(581)	821	233
High Income Fund	—	189	—	189	(340)	(3,869)	(1,975)	(5,995)
Intermediate Bond Fund	—	7,256	—	7,256	(3,052)	(498)	13,098	16,804
Investment Grade Bond Fund	—	2,335	—	2,335	(1,551)	(11,761)	5,173	(5,804)
Investment Grade Tax-Exempt Bond Fund	1,386	4,064	273	5,723	(1,537)	(777)	5,113	8,522
Limited Duration Fund	—	138	—	138	(138)	(11)	(592)	(603)
Limited-Term Federal Mortgage Securities Fund	—	551	—	551	(421)	(20,686)	1,008	(19,548)
Maryland Municipal Bond Fund	86	—	—	86	(130)	(116)	281	121
North Carolina Tax-Exempt Bond Fund	65	—	—	65	(129)	(742)	(348)	(1,154)
Seix Floating Rate High Income Fund	—	3,200	—	3,200	(3,302)	(23,559)	(53,230)	(76,891)
Seix High Yield Fund	—	3,652	—	3,652	(4,499)	(62,990)	(27,124)	(90,961)
Short-Term Bond Fund	—	1,134	—	1,134	(1,447)	(8,943)	794	(8,462)
Short-Term U.S. Treasury Securities Fund	—	248	—	248	(250)	(2,182)	2,648	464
Strategic Income Fund	—	288	—	288	(427)	(7,042)	377	(6,804)
Total Return Bond Fund	—	3,208	—	3,208	(2,538)	(4,536)	3,181	(685)
Ultra-Short Bond Fund	—	361	—	361	(321)	(2,283)	(526)	(2,769)
U.S. Government Securities Fund	—	2,207	—	2,207	(1,906)	(5,065)	15,623	10,859
U.S. Government Securities Ultra-Short Bond Fund	—	255	—	255	(226)	(1,251)	413	(809)
Virginia Intermediate Municipal Bond Fund	614	—	—	614	(647)	(435)	4,500	4,032
Prime Quality Money Market Fund	—	24,561	—	24,561	(24,484)	(2,262)	—	(2,185)
Tax-Exempt Money Market Fund	3,530	1	3	3,534	(3,494)	(112)	—	(72)
U.S. Government Securities Money Market Fund	—	4,575	—	4,575	(4,587)	(1)	—	(13)
U.S. Treasury Money Market Fund	—	1,354	—	1,354	(1,269)	(181)	—	(96)
Virginia Tax-Free Money Market Fund	1,263	34	21	1,318	(1,247)	—	—	71

**	As of the latest tax year end of March 31, 2008, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations (in thousands). To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders.

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

	Expires
	2009 ($)	2011 ($)	2012 ($)		2013 ($)	2014 ($)		2015 ($)	2016 ($)

Georgia Tax-Exempt Bond Fund	—	—	—		—	—		104	823
High Grade Municipal Bond Fund	—	—	—		—	—		—	569
High Income Fund	—	—	—		—	—		—	1,188
Intermediate Bond Fund	—	—	—	#	—	497	#	—	—
Investment Grade Bond Fund	4,060	—	—		—	—		7,324	—
Limited Duration Fund	—	—	—		—	—		11	—
Limited-Term Federal Mortgage Securities Fund	—	—	5,162		3,272	5,209		4,063	2,980
Maryland Municipal Bond Fund	—	—	—		—	—		—	52
North Carolina Tax-Exempt Bond Fund	—	—	—		—	130		—	496
Seix Floating Rate High Income Fund	—	—	—		—	—		—	2,715
Seix High Yield Fund	—	—	—		—	5,152		11,772	15,837
Short-Term Bond Fund	—	7,469	22		353	47		1,052	—
Short-Term U.S. Treasury Securities Fund	—	—	—		128	907		1,147	—
Strategic Income Fund	—	—	—		—	—		4,212	813
Total Return Bond Fund	—	—	—		—	—		4,344	—
Ultra-Short Bond Fund	—	—	495		548	573		667	—
U.S. Government Securities Fund	—	—	—		—	—		5,065	—
U.S. Government Securities Ultra-Short Bond Fund	—	—	436		393	272		150	—
Virginia Intermediate Municipal Bond Fund	—	—	—		—	33		63	339
Prime Quality Money Market Fund	—	—	—		—	—		—	25
U.S. Treasury Money Market Fund	—	—	—		134	42		5	—

#	As of March 31, 2008, the Fund had capital loss carryforwards subject to certain limitations on availability, to offset future capital gains, if any, as the successor of a merger.

During the year ended March 31, 2008, the Intermediate Bond Fund, Investment Grade Bond Fund, Limited Duration Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Ultra-Short Bond Fund, U.S. Treasury Money Market Fund utilized $1,400, $3,164, $3, $2,101, $118, $2,389, $93, $3,678, $83 and $31 respectively, in thousands, in capital loss carryforwards.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Bond Fund, Strategic Income Fund, Total Return Bond Fund, Prime Quality Money Market Fund, Tax Exempt Money Market Fund and U.S. Government Securities Money Market Fund have incurred and will elect to defer $620, $12, $2,681, $1, $377, $777, $64, $116, $20,844, $30,228, $2,017, $192, $2,237, $112 and $1 respectively, in thousands.

***	The differences between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.

Amounts designated as “—” are $0 or have been rounded to $0.

6.	Risks

The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The High Income, Seix Global Strategy, Seix High Yield and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

The High Income Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, and Strategic Income Fund invest in first and second lien senior floating rate loans. The risk associated with floating rate loans is similar to the

NOTES TO FINANCIAL STATEMENTS (concluded)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.

The Intermediate Bond, Investment Grade Bond, Seix Global Strategy, Strategic Income and Total Return Bond Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Georgia Tax-Exempt Bond, Maryland Municipal Bond, North Carolina Tax-Exempt Bond, Virginia Intermediate Municipal Bond and Virginia Tax-Free Money Market Funds’ concentrations of investments in securities of issuers located in a specific region subjects that Fund to the economic and government policies of that region and may increase risk versus that of a fund whose investments are more diversified.

The Intermediate Bond, Investment Grade Bond, Limited Duration, Limited-Term Federal Mortgage Securities, Short-Term Bond, Total Return Bond, Ultra-Short Bond, U.S. Government Securities and U.S. Government Securities Ultra-Short Bond Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.

The Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

				Number of
Name, Business		Term of		Portfolios in
Address, State of	Position	Office and	Principal	Fund	Other
Residence and	Held With	Length of	Occupation(s)	Complex	Directorships
Date of Birth	Trust	Time Served	During the Past 5 Years	Overseen	Held
INDEPENDENT TRUSTEES:
Jeffrey Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) DOB 02/50	Trustee	Indefinite; since January 2007	Chief Operating Officer (Cedar Brook Financial Partners LLC) (March 2008-present). Retired (2006-March 2008). Chief Execuive Officer and Senior Managing Director, Sterling (National City Corp.) (2002-2006)	58	None

George C. Guynn 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 12/42	Trustee	Indefinite; since January 2008	Retired. President (1996-October 2006) and Chief Executive Officer (1995-October 2006) Federal Reserve Bank of Atlanta	58	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods, Inc.; Acuity Brands, Inc.

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 07/49	Trustee	Indefinite; since November 2004	Professor (since 1997) and Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University	58	Total System Services, Inc.

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 11/40	Trustee	Indefinite; since November 2004	Retired. Executive Vice President, Georgia Power Company and Senior Vice President, Southern Company (1998-2001)	58	WellPoint, Inc.; UniSource Energy Corp.; HomeBanc Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 04/58	Trustee	Indefinite; since May 2005	Vice President, Global Finance Transformation (since 2007), Vice President and Controller (1999-2007), The Coca-Cola Company	58	None

Clarence H. Ridley* 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 06/42	Trustee	Indefinite; since November 2001	Chairman, Haverty Furniture Companies	58	Crawford & Co.; Haverty Furniture Companies

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) DOB 07/35	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	58	None

*	Prior to May 12, 2008, Mr. Ridley was deemed to be an “interested person” of the Trust.

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS (concluded)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Term of
	Position(s)	Office and
Name, Address and	Held with	Length of	Principal Occupation(s)
Date of Birth	Trust	Time Served	During the Past 5 Years
OFFICERS
Julia R. Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 11/72	President and Chief Executive Officer	One year: since June 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004); Relationship Manager, SEI Investments (financial services) (1994-2004)

Patrick A. Paparelli 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 09/61	Vice President; Chief Compliance Ofiicer	One year; since May-08	Managing Director, Director of Legal and Compliance (since 2001) and Chief Compliance Officer (since July 2004), RidgeWorth Investments.

Diana Hanlin 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 05/67	Vice President; Deputy Chief Compliance Officer	One year; since June 2008	Director, RidgeWorth Capital Management, Inc.(since May 2008); Employee of BB&T Asset Management, Inc. (2007-May 2008); Employee of BISYS Fund Services Ohio, Inc.(1996-2007)

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 DOB 11/63	Treasurer; Chief Financial Officer; Chief Accounting Officer	One year; since March 2007	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc.

Cynthia J. Surprise 3435 Stelzer Road Columbus, OH 43219 DOB 07/46	Secretary and Chief Legal Officer	One year; since February 2005	Senior Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (since December 2004); Director, Investors Bank & Trust Company (1999-2004)

Katherine A. Reilly 3435 Stelzer Road Columbus, OH 43219 DOB 07/65	Assistant Secretary	One year; since February 2008	Vice President (since July 2007), Assistant Counsel (January 2006-July 2007), Regulatory Administration, Citi Fund Services Ohio, inc; Employee of CitiStreet LLC (June 2004-May 2005); Employee of Fidelity Investments (1987-2001).

The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-784-3863.

ADDITIONAL INFORMATION
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Expense Examples

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 through September 30, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/08($)	09/30/08($)	04/01/08-09/30/08($)	04/01/08-09/30/08(%)

Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	971.60	2.87	0.58
	A Shares	1,000.00	969.90	3.60	0.73
	C Shares	1,000.00	966.70	7.79	1.58
High Grade Muncipal Bond Fund	I Shares	1,000.00	969.80	3.01	0.61
	A Shares	1,000.00	970.00	3.75	0.76
	C Shares	1,000.00	965.90	7.93	1.61
High Income Fund	I Shares	1,000.00	956.20	3.43	0.70
	A Shares	1,000.00	953.20	4.85	0.99
	C Shares	1,000.00	951.40	8.27	1.69
Intermediate Bond Fund	I Shares	1,000.00	993.50	1.45	0.29
	A Shares	1,000.00	991.10	2.70	0.54
	C Shares	1,000.00	988.50	6.38	1.28
Investment Grade Bond Fund	I Shares	1,000.00	985.50	2.79	0.56
	A Shares	1,000.00	984.10	4.28	0.86
	C Shares	1,000.00	980.70	7.75	1.56
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	979.20	2.68	0.54
	A Shares	1,000.00	977.80	4.16	0.84
	C Shares	1,000.00	974.30	7.62	1.54
Limited Duration Fund	I Shares	1,000.00	998.80	0.90	0.18
Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	1,011.60	3.03	0.60
	A Shares	1,000.00	1,010.60	4.08	0.81
	C Shares	1,000.00	1,006.60	8.05	1.60
Maryland Municipal Bond Fund	I Shares	1,000.00	978.80	3.08	0.62
	A Shares	1,000.00	978.10	3.82	0.77
	C Shares	1,000.00	974.00	7.97	1.61
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	971.90	2.97	0.60
	A Shares	1,000.00	972.20	3.76	0.76
Seix Floating Rate High Income Fund	I Shares	1,000.00	1,002.60	2.46	0.49
	A Shares	1,000.00	1,001.10	3.96	0.79
	C Shares	1,000.00	997.60	7.46	1.49
Seix Global Strategy Fund	I Shares(a)	1,000.00	1,003.50	0.50	0.82
Seix High Yield Fund	I Shares	1,000.00	956.50	2.40	0.49
	A Shares	1,000.00	956.40	3.73	0.76
	C Shares	1,000.00	951.70	7.29	1.49

ADDITIONAL INFORMATION (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/08($)	09/30/08($)	04/01/08-09/30/08($)	04/01/08-09/30/08(%)

Short-Term Bond Fund	I Shares	1,000.00	979.80	2.23	0.45
	A Shares	1,000.00	979.90	3.23	0.65
	C Shares	1,000.00	976.00	7.18	1.45
Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	1,007.30	2.42	0.48
	A Shares	1,000.00	1,006.40	3.27	0.65
	C Shares	1,000.00	1,001.30	7.43	1.48
Strategic Income Fund	I Shares	1,000.00	994.00	3.65	0.73
	A Shares	1,000.00	992.50	5.14	1.03
	C Shares	1,000.00	988.00	8.62	1.73
Total Return Bond Fund	I Shares	1,000.00	992.30	1.50	0.30
	A Shares	1,000.00	990.20	2.69	0.54
	C Shares	1,000.00	987.40	6.43	1.29
Ultra-Short Bond Fund	I Shares	1,000.00	993.50	1.50	0.30
U.S. Government Securities Fund	I Shares	1,000.00	1,013.80	2.78	0.55
	A Shares	1,000.00	1,012.30	4.29	0.85
	C Shares	1,000.00	1,008.70	7.81	1.55
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,015.30	1.36	0.27
Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	986.70	2.99	0.60
	A Shares	1,000.00	986.00	3.73	0.75
	C Shares	1,000.00	981.80	7.95	1.60
Prime Quality Money Market Fund	I Shares	1,000.00	1,011.00	2.62	0.52
	A Shares	1,000.00	1,010.20	3.38	0.67
	C Shares	1,000.00	1,009.70	3.88	0.77
Tax-Exempt Money Market Fund	I Shares	1,000.00	1,008.10	2.42	0.48
	A Shares	1,000.00	1,007.30	3.17	0.63
U.S. Government Securities Money Market Fund	I Shares	1,000.00	1,008.50	2.87	0.57
	A Shares	1,000.00	1,007.70	3.62	0.72
U.S. Treasury Money Market Fund	I Shares	1,000.00	1,006.70	2.87	0.57
	A Shares	1,000.00	1,006.00	3.57	0.71
Virginia Tax-Free Money Market Fund	I Shares	1,000.00	1,008.60	2.22	0.44
	A Shares	1,000.00	1,007.90	2.97	0.59

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

(a)	Information shown reflects values for the period from September 8, 2008 (commencement of operations) to September 30, 2008 and has been calculated using expense ratios and rates of return for the same period.

ADDITIONAL INFORMATION (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each RidgeWorth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/08($)	09/30/08($)	04/01/08-09/30/08($)	04/01/08-09/30/08(%)

Georgia Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.16	2.94	0.58
	A Shares	1,000.00	1,021.41	3.70	0.73
	C Shares	1,000.00	1,017.15	7.99	1.58
High Grade Muncipal Bond Fund	I Shares	1,000.00	1,022.01	3.09	0.61
	A Shares	1,000.00	1,021.26	3.85	0.76
	C Shares	1,000.00	1,017.00	8.14	1.61
High Income Fund	I Shares	1,000.00	1,021.56	3.55	0.70
	A Shares	1,000.00	1,020.10	5.01	0.99
	C Shares	1,000.00	1,016.60	8.54	1.69
Intermediate Bond Fund	I Shares	1,000.00	1,023.61	1.47	0.29
	A Shares	1,000.00	1,022.36	2.74	0.54
	C Shares	1,000.00	1,018.65	6.48	1.28
Investment Grade Bond Fund	I Shares	1,000.00	1,022.26	2.84	0.56
	A Shares	1,000.00	1,020.76	4.36	0.86
	C Shares	1,000.00	1,017.25	7.89	1.56
Investment Grade Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.36	2.74	0.54
	A Shares	1,000.00	1,020.86	4.26	0.84
	C Shares	1,000.00	1,017.35	7.79	1.54
Limited Duration Fund	I Shares	1,000.00	1,024.17	0.91	0.18
Limited-Term Federal Mortgage Securities Fund	I Shares	1,000.00	1,022.06	3.04	0.60
	A Shares	1,000.00	1,021.01	4.10	0.81
	C Shares	1,000.00	1,017.05	8.09	1.60
Maryland Municipal Bond Fund	I Shares	1,000.00	1,021.96	3.14	0.62
	A Shares	1,000.00	1,021.21	3.90	0.77
	C Shares	1,000.00	1,017.00	8.14	1.61
North Carolina Tax-Exempt Bond Fund	I Shares	1,000.00	1,022.06	3.04	0.60
	A Shares	1,000.00	1,021.26	3.85	0.76
Seix Floating Rate High Income Fund	I Shares	1,000.00	1,022.61	2.48	0.49
	A Shares	1,000.00	1,021.11	4.00	0.79
	C Shares	1,000.00	1,017.60	7.54	1.49
Seix Global Strategy Fund	I Shares	1,000.00	1,020.96	4.15	0.82
Seix High Yield Fund	I Shares	1,000.00	1,022.61	2.48	0.49
	A Shares	1,000.00	1,021.26	3.85	0.76
	C Shares	1,000.00	1,017.60	7.54	1.49
Short-Term Bond Fund	I Shares	1,000.00	1,022.81	2.28	0.45
	A Shares	1,000.00	1,021.81	3.29	0.65
	C Shares	1,000.00	1,017.80	7.33	1.45
Short-Term U.S. Treasury Securities Fund	I Shares	1,000.00	1,022.66	2.43	0.48
	A Shares	1,000.00	1,021.81	3.29	0.65
	C Shares	1,000.00	1,017.65	7.49	1.48
Strategic Income Fund	I Shares	1,000.00	1,021.41	3.70	0.73
	A Shares	1,000.00	1,019.90	5.22	1.03
	C Shares	1,000.00	1,016.39	8.74	1.73

ADDITIONAL INFORMATION (concluded)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		04/01/08($)	09/30/08($)	04/01/08-09/30/08($)	04/01/08-09/30/08(%)

Total Return Bond Fund	I Shares	1,000.00	1,023.56	1.52	0.30
	A Shares	1,000.00	1,022.36	2.74	0.54
	C Shares	1,000.00	1,018.60	6.53	1.29
Ultra-Short Bond Fund	I Shares	1,000.00	1,023.56	1.52	0.30
U.S. Government Securities Fund	I Shares	1,000.00	1,022.31	2.79	0.55
	A Shares	1,000.00	1,020.81	4.31	0.85
	C Shares	1,000.00	1,017.30	7.84	1.55
U.S. Government Securities Ultra-Short Bond Fund	I Shares	1,000.00	1,023.71	1.37	0.27
Virginia Intermediate Municipal Bond Fund	I Shares	1,000.00	1,022.06	3.04	0.60
	A Shares	1,000.00	1,021.31	3.80	0.75
	C Shares	1,000.00	1,017.05	8.09	1.60
Prime Quality Money Market Fund	I Shares	1,000.00	1,022.46	2.64	0.52
	A Shares	1,000.00	1,021.71	3.40	0.67
	C Shares	1,000.00	1,021.21	3.90	0.77
Tax-Exempt Money Market Fund	I Shares	1,000.00	1,022.66	2.43	0.48
	A Shares	1,000.00	1,021.91	3.19	0.63
U.S. Government Securities Money Market Fund	I Shares	1,000.00	1,022.21	2.89	0.57
	A Shares	1,000.00	1,021.46	3.65	0.72
U.S. Treasury Money Market Fund	I Shares	1,000.00	1,022.21	2.89	0.57
	A Shares	1,000.00	1,021.51	3.60	0.71
Virginia Tax-Free Money Market Fund	I Shares	1,000.00	1,022.86	2.23	0.44
	A Shares	1,000.00	1,022.11	2.99	0.59

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworthfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworthfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta,GA 30303
www.ridgeworth.com
Investment SubAdvisers:
Seix Investment Advisors LLC
10 Mountainview Road, Suite C-200
Upper Saddle River, NJ 07458
www.seixadvisors.com
StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1300
Atlanta,GA 30303
www.stableriver.com
This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworthfunds.com. Please read the prospectus carefully before investing.
Distributor:
RidgeWorth Distributors LLC

Not FDIC Insured • No Bank Guarantee • May Lose Value
RFSAR-BMM-0908
11/08

2008 Semi-Annual Report
Institutional Money
Market Funds
September 30, 2008

RIDGEWORTH FUNDS   September 30, 2008

Letter to Shareholders	1

Industry Allocation	3

Schedules of Portfolio Investments	4

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	17

Notes to Financial Statements	19

Trustees and Officers of the RidgeWorth Funds	27

Additional Information	29

LETTER TO SHAREHOLDERS

September 30, 2008
Dear Valued RidgeWorth Funds Shareholder,
The past six months has been challenging for the economy and the markets. Economic headwinds intensified in the U.S. and spread globally despite lower oil prices and significant Federal Reserve (the “Fed”) and Treasury intervention. Of greater near-term importance was the further deterioration in credit and liquidity market conditions worldwide, which heightened investor nervousness and increased market volatility. Equity prices fell broadly and the S&P 500 was off 22% over the trailing 12-months as the markets neared the one-year “anniversary” of the previous market high on October 9, 2007.
The consumer continued to suffer the brunt of the economic downturn with job losses, rising unemployment, weak housing market, and tight credit conditions dampening confidence and spending following the end of the tax rebate program. However slower consumer spending inevitably affects business production and that was the case in the past six months when output and orders growth turned negative.
There was some constructive news however in the form of lower inflation. Energy prices soared then fell from record real and nominal levels as the mania momentum that drove the price of oil to $147/barrel finally succumbed to falling demand for petroleum. The dollar surged relative to other currencies as data suggested European growth would also slow and demand for imports from emerging markets would fall.
The Fed lowered then held the policy fed funds rate steady at 2% through the end of the six month period under review, and it increased the amount of liquidity to the banking system to address mounting liquidity and credit strains. RidgeWorth constructed a timeline of the major support initiatives from the Fed, Treasury, and Congress to provide a sense of the breadth of innovation and support to the markets, which is available on our website www.ridgeworthfunds.com.
Equity markets benefited from Treasury intervention, but ultimately succumbed to increased strains in the economy, credit markets and liquidity availability. Bond yields rose but T-bill rates fell and the yield curve steepened. Treasuries gained on a flight to quality, while Corporate and High Yield bonds fell dramatically as credit spreads widened sharply.
As we finish 2008 and head toward 2009, economic recession, an important market challenge, has now been conceded by most, which historically and ironically has been a sign that the worst is behind us. Additionally, the current credit crisis and the specter of deleveraging remain important immediate challenges. We project labor markets may remain soft for some time, though we are hopeful that recent data from the housing market could be an early sign that home prices may soon finally begin to stabilize. We expect both headline and core inflation to moderate in the months ahead, which we believe could help provide a more stable base for future growth. Since the U.S. entered the current slowdown period prior to the rest of the world, we look for domestic growth to reemerge from the current recession first, which may support the dollar a while longer into 2009.
We believe the impact of aggressive policy response from the Fed, Treasury, Congress, and foreign central banks will be positive for the markets, pushing credit spreads lower and improving liquidity, though it is difficult to predict the timing and magnitude of the improvement. Interest rates are likely to remain low and range-bound during this initiative. After the “dust” clears from the current market turmoil, we anticipate significant changes in market regulation and structure. Among the potential changes could be a single financial markets regulator, a global clearinghouse for derivatives, and a new look for the government sponsored enterprises.

1

From time to time we must report to you a difficult market environment, and this is such a time. At present, the markets are operating in crisis mode where fear dominates reason. These periods have historically been painful but short. As we monitor conditions for signs of improvement, we are focusing on short-term credit spreads near-term, while more signs of reduced housing stress are important longer-term. We believe stocks are reasonably valued on an absolute basis and very undervalued relative to bonds. Moreover, we see investment opportunities emerging in bond markets.
We are pleased to report that in a difficult environment the RidgeWorth Funds have performed well against their peer group averages. Our focus and daily mindset is to provide you our valued client, with the best we have every day. We appreciate the trust you place with us in caring for and growing your portfolio and we strive to earn that trust over and over. We hope you will contact your investment representative with any questions you may have.
Sincerely,

David Eidson	Ashi Parikh
Chairman and CEO	President and CIO
RidgeWorth Capital Management, Inc.	RidgeWorth Capital Management, Inc.

2

INDUSTRY ALLOCATION (As a percentage of Total Investments)

RIDGEWORTH FUNDS September 30, 2008
(Unaudited)

Institutional Cash Management Money Market Fund
Commercial Papers	41.3%
Corporate Bonds	16.9%
Time Deposits	16.8%
Certificates of Deposits	12.8%
U.S. Government Agencies	6.7%
Master Notes	2.9%
Short-Term Investments	2.1%
Asset-Backed Securities	0.5%

Institutional Municipal Cash Reserve Money Market Fund
Municipal Bonds	92.0%
Money Market Funds	8.0%

Institutional U.S. Government Securities Money Market Fund
U.S. Government Agencies	55.9%
Repurchase Agreements	39.6%
Money Market Funds	4.5%

Institutional U.S. Treasury Securities Money Market Fund
Repurchase Agreements	82.4%
U.S. Treasury Obligations	14.4%
Money Market Funds	3.2%
Portfolio composition is subject to change.

3

This page is intentionally left blank.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Asset-Backed Securities (0.6%)
Automobiles (0.6%)
Ford Credit Auto Owner Trust, Ser 2008-B, Cl A1, 2.766%, 05/15/09	6,596	6,596
Nissan Auto Receivables Owner Trust, Ser 2008-B, Cl A1, 2.786%, 06/15/09	10,644	10,644
World Omni Auto Receivables Trust, Ser 2008-A, Cl A1, 2.922%, 03/16/09	2,450	2,450

Total Asset-Backed Securities		19,690

Certificates of Deposit (12.8%)
Banks (10.5%)
Australia & New Zealand Banking Group, 2.800%, 10/09/08	20,000	20,000
Bank of Nova Scotia, 2.880%, 02/25/09	20,000	20,000
Canadian Imperial Bank of Commerce, 2.830%, 11/26/08	20,000	20,000
Citibank N.A., 2.750%, 11/26/08	20,000	20,000
Credit Suisse (USA), Inc., 3.100%, 01/27/09	9,500	9,500
HSBC Bank USA N.A., 3.040%, 02/27/09	20,000	20,002
HSBC USA, Inc., 2.994%, 03/10/09(b)	15,000	14,803
Lloyds TSB Bank PLC, 2.660%, 10/06/08	20,000	20,000
Lloyds TSB Bank PLC, 2.620%, 11/07/08	18,200	18,200
Lloyds TSB Bank PLC, 2.900%, 01/20/09	20,000	20,000
Nordea Bank AB, 4.820%, 10/17/08	30,000	30,016
Nordea Bank AB, 2.960%, 01/08/09	20,000	20,001
PNC Bank N.A., 3.689%, 01/27/09(a)	15,000	14,987
Royal Bank of Canada, 2.690%, 11/14/08	20,000	20,000
Royal Bank of Scotland, 2.960%, 11/03/08	20,000	20,003
Royal Bank of Scotland, 2.988%, 03/05/09(a)	12,000	12,000
Toronto-Dominion Bank, 2.950%, 01/21/09	15,775	15,776
Toronto-Dominion Bank, 2.930%, 02/06/09	20,000	20,001
Wachovia Bank N.A., 2.998%, 01/12/09(a)	15,000	15,000
Wells Fargo & Co., 2.500%, 11/03/08	25,000	25,000

		375,289

Diversified Financial Services (2.3%)
ASB Finance Corp., 3.178%, 07/13/09(a)(c)	20,000	20,000
Branch Banking and Trust Co., 2.735%, 11/03/08	25,000	25,000
San Paolo-IMI US Financial Co., 3.080%, 01/09/09	20,000	20,000
Societe Generale N.A., 2.920%, 12/01/08	20,000	20,000

		85,000

Total Certificates of Deposit		460,289

Commercial Paper (41.2%)
Banks (11.0%)
ABN AMRO N.A., 2.385%, 10/14/08(b)	20,000	19,983
Banco Santander Central Hispano SA, 2.759%, 10/07/08(b)	20,000	19,991
Bank of Nova Scotia, 2.690%, 11/25/08(b)	20,000	19,918
Danske Corp., 2.560%, 11/03/08(b)(c)	20,000	19,953
Danske Corp., 2.738%, 12/03/08(b)(c)	20,000	19,905
DnB Nor Bank ASA, 2.356%, 10/14/08(b)(c)	20,000	19,983
DnB Nor Bank ASA, 2.794%, 11/03/08(b)(c)	20,000	19,950
DnB Nor Bank ASA, 2.888%, 01/14/09(b)(c)	20,000	19,833
DnB Nor Bank ASA, 3.005%, 03/13/09(b)(c)	20,000	19,732
European Investment Bank, 2.248%, 11/19/08(b)	30,000	29,909
Goldman Sachs Group, Inc., 1.500%, 10/01/08(b)	30,000	30,000
HSBC USA, Inc., 2.817%, 10/24/08(b)	20,000	19,964
HSBC USA, Inc., 2.717%, 11/13/08(b)	20,000	19,936

See Notes to Financial Statements.

4

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Institutional Cash Management Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Banks—continued

PNC Bank N.A., 3.025%, 03/05/09(b)	19,000	18,756
Royal Bank of Canada, 2.648%, 12/09/08(b)	18,550	18,456
Scotiabanc, Inc., 2.708%, 10/06/08(b)(c)	20,000	19,993
State Street Corp., 2.708%, 10/08/08(b)	20,000	19,990
Toronto-Dominion Bank, 2.750%, 10/30/08	20,000	20,000
Toronto-Dominion Bank, 2.830%, 11/20/08	20,000	20,000

		396,252

Consumer Discretionary (2.7%)
BMW US Capital LLC, 0.750%, 10/01/08(b)(c)	5,300	5,300
Nokia Corp., 2.410%, 10/06/08(b)(c)	20,000	19,993
Nokia Corp., 2.465%, 10/29/08(b)(c)	20,000	19,962
Nokia Corp., 2.445%, 12/03/08(b)(c)	20,000	19,915
PepsiCo, Inc., 2.154%, 10/23/08(b)(c)	30,800	30,760

		95,930

Diversified Financial Services (24.6%)
Allianz Finance Corp., 2.611%, 10/24/08(b)(c)	15,000	14,975
Caterpillar Financial Services Corp., 0.750%, 10/01/08(b)	30,000	30,000
CBA Finance, 2.717%, 10/07/08(b)	20,000	19,991
CME Group, Inc., 2.255%, 10/10/08(b)(c)	20,000	19,989
CME Group, Inc., 2.329%, 11/05/08(b)(c)	28,000	27,937
Dexia Delaware LLC, 2.680%, 11/18/08	20,000	20,000
Export Development Corp., 2.685%, 03/05/09(b)	15,000	14,829
General Electric Capital Corp., 2.266%, 10/22/08(b)	15,000	14,980
General Electric Capital Corp., 2.516%, 11/04/08(b)	30,000	29,929
General Electric Capital Corp., 2.743%, 02/09/09(b)	20,000	19,803
Greenwich Capital Holdings, 3.072%, 01/15/09(b)	20,000	19,822
HSBC Finance Corp., 2.508%, 10/06/08(b)	20,000	19,993
IBM International Group Capital, 2.102%, 10/01/08(b)(c)	15,000	15,000
ING (U.S.) Funding LLC, 2.668%, 10/01/08(b)	20,000	20,000
ING (U.S.) Funding LLC, 2.718%, 11/06/08(b)	20,000	19,946
ING (U.S.) Funding LLC, 2.900%, 12/02/08(b)	20,000	19,904
ING (U.S.) Funding LLC, 2.887%, 01/05/09(b)	18,000	17,863
ING (U.S.) Funding LLC, 3.024%, 03/06/09(b)	15,000	14,806
International Lease Finance Corp., 2.886%, 10/03/08(b)	20,000	19,997
JPMorgan Chase & Co., 2.658%, 10/20/08(b)	20,000	19,972
JPMorgan Chase & Co., 2.615%, 11/06/08(b)	20,000	19,948
National Australian Funding, 2.769%, 10/30/08(b)(c)	30,000	29,934
Nordea North America, Inc., 2.678%, 11/05/08(b)	20,000	19,948
Nordea North America, Inc., 2.630%, 12/05/08	20,000	20,000
Novartis Finance, 0.750%, 10/01/08(b)(c)	15,000	15,000
Novartis Finance, 2.134%, 10/14/08(b)(c)	20,000	19,985
PACCAR Financial Corp., 2.000%, 10/01/08(b)	18,000	18,000
PACCAR Financial Corp., 1.850%, 10/03/08(b)	12,000	11,999
Rabobank USA Finance Corp., 2.315%, 10/06/08(b)	10,000	9,997
Rabobank USA Finance Corp., 2.637%, 10/21/08(b)	20,000	19,971
Rabobank USA Finance Corp., 2.551%, 11/10/08(b)	20,000	19,944
Rabobank USA Finance Corp., 2.811%, 01/15/09(a)(c)	35,000	34,996
San Paolo-IMI US Financial Co., 2.641%, 10/02/08(b)	20,000	19,999
San Paolo-IMI US Financial Co., 2.790%, 11/05/08(b)	20,000	19,946
San Paolo-IMI US Financial Co., 3.181%, 12/17/08(b)	20,000	19,866

See Notes to Financial Statements.

5

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)

Institutional Cash Management Money Market Fund — continued

	Shares or
	Principal
	Amount($)	Value($)
Diversified Financial Services—continued

Swiss Re Financial Products Corp., 2.747%, 10/28/08(b)(c)	20,000	19,959
Swiss Re Treasury US Corp., 2.749%, 10/09/08(b)(c)	17,000	16,990
Swiss Re Treasury US Corp., 2.716%, 10/15/08(b)(c)	10,250	10,239
Swiss Re Treasury US Corp., 2.776%, 11/17/08(b)(c)	20,000	19,928
Swiss Re Treasury US Corp., 3.055%, 02/02/09(b)(c)	15,000	14,844
Swiss Re Treasury US Corp., 3.109%, 02/20/09(b)(c)	15,000	14,819
Unilever Capital Corp., 0.750%, 10/01/08(b)(c)	9,400	9,400
Unilever Capital Corp., 2.854%, 12/19/08(b)(c)	20,000	19,877
Wal-Mart Funding Corp., 3.359%, 10/23/08(b)(c)	18,000	17,963
Westpac Banking Corp., 2.756%, 11/10/08(b)(c)	20,000	19,939
Westpac Banking Corp., 3.455%, 06/18/09(c)	20,000	20,001

		883,228

Health Care (1.1%)
AstraZeneca PLC, 2.532%, 10/17/08(b)(c)	20,000	19,978
AstraZeneca PLC, 2.565%, 03/13/09(b)(c)	20,000	19,774

		39,752

Industrials (0.3%)
Illinois Tool Works, Inc., 2.000%, 10/02/08(b)	11,000	10,999

Oil & Gas (1.5%)
ConocoPhillips, 1.500%, 10/01/08(b)(c)	55,000	55,000

Total Commercial Paper		1,481,161

Corporate Bonds (16.9%)
Banks (7.8%)
Commonwealth Bank of Australia, 2.953%, 06/04/09(a)(c)	29,000	29,000
HSBC Bank PLC, 3.120%, 12/15/08	20,000	19,998
PNC Bank N.A., 3.669%, 12/29/08(a)	35,000	34,975
Rabobank, 2.841%, 08/04/09, MTN(a)(c)	20,000	20,000
Societe Generale, 2.866%, 03/02/09(a)	20,000	20,000
U.S. Bank N.A., 2.640%, 11/21/08	25,000	25,000
U.S. Bank N.A., 2.890%, 01/20/09	25,000	25,000
U.S. Bank N.A., 2.900%, 02/06/09	19,500	19,500
Wells Fargo Bank N.A., 2.580%, 10/23/08	20,000	20,000
Wells Fargo Bank N.A., 2.420%, 10/03/08	20,000	20,000
Wells Fargo Bank N.A., 3.130%, 08/19/09(a)	30,000	30,000
Westpac Banking Corp., 3.011%, 05/26/09(a)	19,000	18,997

		282,470

Diversified Financial Services (6.3%)
American Honda Finance Corp., 2.913%, 04/02/09, MTN(a)(c)	20,000	20,000
Credit Suisse (USA), Inc., 3.875%, 01/15/09	10,000	10,015
Eksportfinans ASA, 2.674%, 08/13/09, MTN(a)	30,000	30,000
General Electric Capital Corp., Ser A, 3.125%, 04/01/09, MTN	20,000	20,039
John Deere Capital Corp., Ser D, 2.819%, 12/12/08, MTN(a)	30,000	30,000
Procter & Gamble International Funding SCA, 2.879%, 02/19/09(a)	25,000	25,000
Toyota Motor Credit Corp., 2.210%, 02/12/09, MTN(a)	40,000	40,000
Toyota Motor Credit Corp., 2.509%, 09/11/09, MTN(a)	20,000	20,000
Toyota Motor Credit Corp., Ser B, 2.731%, 06/02/09, MTN(a)	30,000	30,000

		225,054

Insurance (1.9%)
New York Life Global Funding, 2.904%, 05/13/09, MTN(a)(c)	38,000	38,000
New York Life Global Funding, 2.985%, 09/04/09, MTN(a)(c)	29,000	29,000

		67,000

See Notes to Financial Statements.

6

	Shares or
	Principal
	Amount($)	Value($)
Oil & Gas (0.8%)
BP AMI Leasing, Inc., 3.486%, 06/26/09(a)(c)	28,000	28,002

Retail (0.1%)
Wal-Mart Stores, Inc., 3.375%, 10/01/08	5,000	5,000

Total Corporate Bonds		607,526

U.S. Government Agencies (6.7%)
Federal Home Loan Bank (6.7%)
1.501%, 10/14/08(b)	40,000	39,978
2.002%, 10/17/08(b)	39,900	39,864
2.203%, 10/20/08(b)	50,000	49,942
2.204%, 10/21/08(b)	100,000	99,878
2.650%, 06/04/09	10,000	9,991

Total U.S. Government Agencies		239,653

Master Note (2.9%)
Banks (2.9%)
Bank of America Corp. 7.100%(a)(d)	105,000	105,000

Total Master Note		105,000

Time Deposits (16.8%)
Banks (16.8%)
Barclays Bank, 5.270%(a)	170,130	170,130
BNP Paribas, 2.860%(a)	140,000	140,000
Deutsche Bank AG, 0.500%(a)	170,070	170,070
Societe Generale, 2.000%(a)	125,057	125,057

Total Time Deposits		605,257

Short-Term Investment (2.1%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	75,474	75,474

Total Short-Term Investment		75,474

Total Investments (Cost $3,594,050)(e) — 100.0%		3,594,050
Liabilities in excess of other assets — 0.0%		(178)

Net Assets — 100.0%		$3,593,872

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Rate represents the effective yield at purchase.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 24.4% of net assets as of September 30, 2008.

(d)	Perpetual maturity.

(e)	Aggregate cost for federal income tax and financial reporting purposes is the same.

MTN	— Medium Term Note

See Notes to Financial Statements.

7

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
Municipal Bonds (92.0%)
California (3.2%)
Los Angeles Unified School District, Tax & Revenue Anticipation Notes, Ser A, GO, 3.000%, 07/30/09	2,000	2,023

Colorado (5.5%)
Denver City & County Airport, Ser C, RB, AMT, 8.100%, 11/15/25, LOC: Lloyds TSB Bank PLC(a)	3,450	3,450

Delaware (3.2%)
Delaware State Economic Development Authority, Peninsula United, Ser A, RB, 5.000%, 05/15/37, LOC: PNC Bank N.A.(a)	2,000	2,000

Florida (12.3%)
Alachua County Housing Finance Authority Multifamily, University Cove Apartments Project, RB, AMT, 8.250%, 06/15/34, FNMA(a)	3,510	3,510
Jacksonville Port Authority, Ser B, AMT, 1.650%, 10/09/08, LOC: JPMorgan Chase Bank	2,000	2,000
Palm Beach County, Raymond F. Kravis Center Project, RB, 7.500%, 07/01/32, LOC: Northern Trust Co.(a)	2,200	2,200

		7,710

Georgia (2.9%)
Valdosta City School System, GO, 5.000%, 02/01/09, State Aid Withholding	1,790	1,809

Illinois (2.2%)
Savanna Industrial Development, Metform Corp., Project, Ser B, RB, AMT, 9.200%, 06/01/09, LOC: JPMorgan Chase Bank(a)	1,400	1,400

Indiana (4.0%)
Indiana State Development Finance Authority Environmental, PSI Energy, Inc., Project, Ser A, RB, AMT, 8.250%, 08/01/39, LOC: Barclays Bank PLC(a)	2,500	2,500

Minnesota (3.2%)
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Ser B-2, RB, 8.250%, 11/15/34, LOC: Bank of New York(a)	2,000	2,000

Montana (4.8%)
Great Falls Multifamily, Autumn Run Apartments Project, RB, AMT, 8.080%, 01/01/38, LOC: U.S. Bank N.A.(a)	3,000	3,000

Oregon (8.6%)
Medford Hospital Facilities Authority, Rogue Valley Manor Project, RB, 4.250%, 08/15/37, LOC: Bank of America N.A.(a)	2,375	2,375
Oregon State Housing & Community Services Department Housing Development, Redwood Park Apartments, Ser F, RB, AMT, 8.250%, 10/15/38, FNMA(a)	3,000	3,000

		5,375

Pennsylvania (4.8%)
Beaver County Industrial Development Authority Pollution Control, Electric Co., Project, Ser B, RB, AMT, 8.110%, 11/01/25, LOC: Bank of Nova Scotia(a)	1,000	1,000
Pennsylvania Economic Development Financing Authority Exempt Facilities, Water Co., Project, Ser A, RB, AMT, 8.350%, 10/01/29, LOC: PNC Bank N.A.(a)	2,000	2,000

		3,000

Tennessee (1.6%)
Memphis-Shelby County, Airport Authority, Ser A, RB, AMT, 5.000%, 03/01/09, FSA	1,000	1,009

Texas (14.7%)
Gulf Coast Industrial Development Authority Environmental Facilities, CITGO Petroleum Corp., RB, AMT, 4.550%, 02/01/32, LOC: Royal Bank of Scotland(a)	2,700	2,700

See Notes to Financial Statements.

8

	Shares or
	Principal
	Amount($)	Value($)
Texas—continued

Lower Neches Valley Authority, Industrial Development Corp. Exempt Facilities, Mobil Oil Refining Corp. Project, RB, AMT, 3.750%, 04/01/29(a)	3,000	3,000
San Antonio Housing Finance Corp., Multifamily Housing, RB, AMT, 5.080%, 07/20/47, GNMA(a)(b)	2,985	2,985
Texas State, Tax & Revenue Anticipation Notes, 3.000%, 08/28/09	500	506

		9,191

Virginia (6.6%)
Fairfax County Industrial Development Authority, Ser 2008C-3, RB, 1.600%, 04/15/35, LIQ FAC: Invoa Health System	1,485	1,485
Surry County Industrial Development Authority, Windsor Mill Project, RB, AMT, 8.150%, 02/01/32, LOC: Wells Fargo Bank N.A.(a)	1,050	1,050
Virginia Housing Development Authority, Commonwealth Mortgage, RB, AMT, 3.250%, 10/01/08	1,600	1,600

		4,135

Washington (9.6%)
Washington State Economic Development Finance Authority Industrial Development, Canam Steel Project, Ser D, RB, AMT, 7.500%, 09/30/30, LOC: Toronto-Dominion Bank(a)	3,000	3,000
Washington State Housing Finance Commission Multifamily, Merrill Gardens Tacoma, Ser A, RB, AMT, 8.080%, 09/15/40, LOC: Bank of America N.A.(a)	3,000	3,000

		6,000

Wisconsin (4.8%)
Wisconsin State Health & Educational Facilities Authority, Gundersen Lutheran Medical Center, Inc., Ser B, RB, 8.000%, 05/01/33, LOC: Wells Fargo Bank N.A.(a)	3,000	3,000

Total Municipal Bonds		57,602

Money Market Funds (8.0%)
Dreyfus Tax-Exempt Money Market Fund	2,518,040	2,518
Fidelity Institutional Tax-Exempt Portfolio	2,519,117	2,519

Total Money Market Funds		5,037

Total Investments (Cost $62,639)(c) — 100.0%		62,639
Other assets in excess of liabilities — 0.0%		23

Net Assets — 100.0%		$62,662

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.8% of net assets as of September 30, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMT	— Alternative Minimum Tax Paper

FNMA	— Security guaranteed by Federal National Mortgage Association

FSA	— Security guaranteed by Financial Security Assurance

GNMA	— Security guaranteed by Government National Mortgage Association

GO	— General Obligation

LIQ FAC	— Liquid Facilities

LOC	— Letter of Credit

RB	— Revenue Bond

See Notes to Financial Statements.

9

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Government Agencies (55.9%)
Fannie Mae(a) (17.0%)
2.369%, 10/20/08	62,000	61,923
2.411%, 10/29/08	24,600	24,554
2.336%, 11/10/08	25,000	24,935
2.314%, 11/12/08	23,600	23,537
2.558%, 11/19/08	25,000	24,915
2.159%, 11/25/08	50,000	49,836
2.530%, 12/03/08	77,500	77,191
2.465%, 12/22/08	60,335	59,998
2.665%, 12/24/08	25,000	24,847
3.495%, 12/26/08	9,280	9,205
2.678%, 01/05/09	31,000	30,781

		411,722

Federal Agricultural Mortgage Corporation (0.8%)
2.500%, 04/01/09, Callable 10/01/08 @ 100	20,000	20,000

Federal Farm Credit Bank (2.3%)
4.250%, 10/10/08	21,100	21,108
3.239%, 11/26/08(b)	17,500	17,500
3.659%, 07/28/09(b)	17,000	17,000

		55,608

Federal Home Loan Bank (22.7%)
2.333%, 10/03/08(a)	36,000	35,995
4.375%, 10/03/08	5,380	5,380
4.625%, 10/10/08	19,800	19,800
2.363%, 10/14/08(a)	53,800	53,754
4.375%, 10/29/08	11,100	11,100
2.581%, 11/04/08(b)	16,000	16,000
2.435%, 11/12/08(a)	76,250	76,038
2.188%, 11/14/08(a)	25,000	24,934
2.588%, 12/04/08(a)	31,000	30,861
2.692%, 01/07/09(a)	22,600	22,436
2.589%, 01/08/09(b)	70,000	69,988
2.768%, 01/09/09(a)	35,000	34,734
2.500%, 01/22/09	17,500	17,507
2.873%, 03/02/09(a)	31,000	30,630
2.480%, 05/07/09	11,800	11,788
2.650%, 06/04/09	5,875	5,869
3.000%, 06/24/09	12,500	12,497
3.000%, 06/30/09	12,700	12,696
2.733%, 02/10/10(b)	61,050	61,042

		553,049

Freddie Mac (13.1%)
2.150%, 10/14/08(a)	23,600	23,582
2.433%, 11/04/08(a)	31,000	30,929
2.545%, 11/05/08(a)	20,000	19,952
2.446%, 11/18/08(a)	31,250	31,149
2.490%, 11/24/08(a)	41,700	41,545
2.111%, 12/08/08(a)	12,500	12,450
2.742%, 01/06/09(a)	48,000	47,648
2.680%, 02/13/09	45,000	45,000
2.550%, 04/21/09, Callable 10/21/08 @ 100	35,000	35,000
2.625%, 06/12/09, Callable 11/16/08 @ 100	17,260	17,258
2.800%, 06/29/09, Callable 12/04/08 @ 100	11,500	11,500

		316,013

Total U.S. Government Agencies		1,356,392

Repurchase Agreements (39.6%)
ABN AMRO Bank N.V., 1.315%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $241,888 (collateralized by U.S. Government Agencies and U.S. Treasury Securities; 5.000%-8.000%, due 11/15/21-08/01/37; total market value $246,716)	241,879	241,879
Banc of America Securities, 1.465%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $83,804 (collateralized by U.S. Government Agencies; DN-2.500%, due 03/17/09-04/09/09; total market value $85,479)	83,800	83,800
BNP Paribas, 1.715%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $207,043 (collateralized by FHLB; 2.535%-3.375%, due 12/26/08-09/10/10; total market value $211,178)	207,033	207,033
Deutsche Bank, 1.965%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $59,321 (collateralized by FHLB; 4.150%-5.250%, due 10/15/12-04/02/13; total market value $60,507)	59,318	59,318

See Notes to Financial Statements.

10

	Shares or
	Principal
	Amount($)	Value($)
Repurchase Agreements—continued

HSBC Securities, Inc., 1.715%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $356,958 (collateralized by U.S. Government Agencies; DN-4.865%, due 10/28/08-04/19/17; total market value $364,082)	356,941	356,941
UBS Warburg LLC, 1.065%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $11,577 (collateralized by U.S. Government Agency; 8.125%, due 10/15/19; total market value $11,809)	11,576	11,576

Total Repurchase Agreements		960,547

Money Market Funds (4.5%)
Federated Government Obligations Money Market Fund	59,441,768	59,442
Federated Government Obligations Tax-Managed Fund	50,000,000	50,000

Total Money Market Funds		109,442

Total Investments (Cost $2,426,381)(c) — 100.0%		2,426,381
Liabilities in excess of other assets — 0.0%		(27)

Net Assets — 100.0%		$2,426,354

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	— Discount Note

FHLB	— Federal Home Loan Bank

See Notes to Financial Statements.

11

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Treasury Securities Money Market Fund

	Shares or
	Principal
	Amount($)	Value($)
U.S. Treasury Obligations (14.4%)
U.S. Treasury Bills(a) (14.4%)
2.087%, 11/06/08	94,250	94,083
2.308%, 11/20/08	24,000	23,924
2.224%, 12/18/08	42,000	41,800
1.153%, 01/08/09	102,500	102,183
1.368%, 03/05/09	35,000	34,795
1.613%, 03/19/09	63,000	62,527
1.725%, 03/26/09	117,500	116,572
2.135%, 06/04/09	50,000	49,208

Total U.S. Treasury Obligations		525,092

Repurchase Agreements (82.5%)
ABN AMRO Bank N.V., 0.050%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $470,411 (collateralized by U.S. Treasury Obligations; 2.000%-2.375%, due 01/15/16-01/15/27; total market value $479,819)	470,411	470,411
Bank of America Securities, 0.050%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $274,453 (collateralized by U.S. Treasury Obligations; 2.000%-4.250%, due 02/15/09-05/15/18; total market value $279,942)	274,452	274,452
BNP Paribas, 0.250%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $581,391 (collateralized by U.S. Treasury Obligations; DN-13.250%, due 10/09/08-02/15/38; total market value $593,015)	581,387	581,387
Deutsche Bank AG, 0.500%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $98,718 (collateralized by U.S. Treasury Note; 4.500%, due 09/30/11; total market value $100,691)	98,717	98,717
Dresdner Bank AG, 0.200%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $321,894 (collateralized by U.S. Treasury Obligations; DN-2.375%, due 04/15/10-01/15/25; total market value $328,331)	321,892	321,892
Greenwich Capital Markets, Inc., 0.100%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $573,631 (collateralized by U.S. Treasury Obligations; 2.000%-7.250%, due 09/30/09-05/15/16; total market value $585,107)	573,631	573,631
HSBC Securities, Inc., 0.200%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $563,946 (collateralized by U.S. Treasury Obligations; DN-8.750%, due 12/31/08-02/15/31; total market value $575,222)	563,943	563,943
JPMorgan Chase & Co., 0.100%, dated 09/30/08 to be repurchased on 10/01/08, repurchase price $50,000 (collateralized by U.S. Treasury Obligations; 4.250%-4.875%, due 06/30/12-08/15/13; total market value $51,001)	50,000	50,000

See Notes to Financial Statements.

12

STATEMENTS OF ASSETS AND LIABILITIES
RIDGEWORTH FUNDS  September 30, 2008  (Amounts in thousands)
(Unaudited)

		Institutional	Institutional	Institutional
	Institutional	Municipal	U.S.	U.S.
	Cash	Cash	Government	Treasury
	Management	Reserve	Securities	Securities
	Money	Money	Money	Money
	Market	Market	Market	Market
	Fund	Fund	Fund	Fund

Assets:
Total Investments, at Cost	$3,594,050	$62,639	$2,426,381	$3,650,126

Investments, at Value	$3,594,050	$62,639	$1,465,834	$640,075
Repurchase Agreements, at Value and Cost	—	—	960,547	3,010,051

Total Investments	3,594,050	62,639	2,426,381	3,650,126

Interest and Dividends Receivable	7,828	237	3,837	51
Receivable for Capital Shares Issued	371	—	545	267
Prepaid Expenses	4	10	18	13

Total Assets	3,602,253	62,886	2,430,781	3,650,457

Liabilities:
Income Distributions Payable	7,463	212	4,037	2,993
Investment Advisory Fees Payable	382	11	283	344
Administration, Fund Accounting and Transfer Agency Fees Payable	31	1	18	19
Compliance Services Fees Payable	5	—	1	2
Shareholder Services Fees Payable — Corporate Trust Shares	N/A	N/A	N/A	130
Custodian Fees Payable	32	—	13	22
Trustee Fees Payable	45	—	8	21
Other Fees Payable	423	—	67	152

Total Liabilities	8,381	224	4,427	3,683

Net Assets	$3,593,872	$62,662	$2,426,354	$3,646,774

Net Assets Consist of:
Capital	$3,595,120	$62,663	$2,426,314	$3,646,783
Accumulated Net Investment Income	57	1	15	126
Accumulated Net Realized Gain (Loss) from Investment Transactions	(1,305)	(2)	25	(135)

Net Assets	$3,593,872	$62,662	$2,426,354	$3,646,774

Net Assets:
Institutional Shares	$3,593,872	$62,662	$2,426,354	$2,966,572
Corporate Trust Shares	N/A	N/A	N/A	680,202
Shares Outstanding (unlimited number of shares authorized, no par value):
Institutional Shares	3,595,120	62,663	2,426,314	2,966,495
Corporate Trust Shares	N/A	N/A	N/A	680,288
Net Asset Value, Offering and Redemption Price Per Share:
Institutional Shares	$1.00	$1.00	$1.00	$1.00
Corporate Trust Shares	N/A	N/A	N/A	1.00

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

14

STATEMENTS OF OPERATIONS
RIDGEWORTH FUNDS  For the Six Months Ended September 30, 2008  (Amounts in thousands)
(Unaudited)

		Institutional	Institutional	Institutional
	Institutional	Municipal	U.S.	U.S.
	Cash	Cash	Government	Treasury
	Management	Reserve	Securities	Securities
	Money	Money	Money	Money
	Market	Market	Market	Market
	Fund	Fund	Fund	Fund

Investment Income:
Interest Income	$53,787	$927	$26,361	$24,655
Dividend Income	—	54	1,337	273
Interest Income from Affiliated Investments	112	—	—	—

Total Investment Income	53,899	981	27,698	24,928

Expenses:
Investment Advisory Fees	2,481	68	1,739	1,911
Administration, Fund Accounting and Transfer Agency Fees	517	13	298	329
Compliance Services Fees	59	1	24	34
Shareholder Services Fees — Corporate Trust Shares	N/A	N/A	N/A	916
Custodian Fees	50	5	8	25
Registration Fees	36	5	8	12
Trustees’ Fees	43	1	18	25
Other Fees	212	4	67	97

Total Expenses	3,398	97	2,162	3,349
Less: Investment Advisory Fees Waived	—	—	—	(7)
Less: Administration Fees Waived	(25)	(4)	(15)	(24)
Less: Shareholder Services Fees Waived — Corporate Trust Shares	N/A	N/A	N/A	(8)

Net Expenses	3,373	93	2,147	3,310

Net Investment Income (Loss)	50,526	888	25,551	21,618

Net Realized Gain (Loss) on Investments:
Net Realized Gain (Loss) from Investment Transactions	(718)	1	25	81

Net Realized Gain (Loss) on Investments	(718)	1	25	81

Change in Net Assets from Operations	$49,808	$889	$25,576	$21,699

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

15

STATEMENTS OF CHANGES IN NET ASSETS
RIDGEWORTH FUNDS  For the Periods Indicated   (Amounts in thousands)

	Institutional		Institutional		Institutional		Institutional
	Cash Management		Municipal Cash Reserve		U.S. Government Securities		U.S. Treasury Securities
	Money Market Fund		Money Market Fund		Money Market Fund		Money Market Fund
	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-	04/01/08-	04/01/07-
	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08	09/30/08	03/31/08
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net Investment Income	$50,526	$181,114	$888	$2,193	$25,551	$56,090	$21,618	$94,445
Net Realized Gain (Loss) on Investments	(718)	(381)	1	—	25	3	81	62

Change in Net Assets from Operations	49,808	180,733	889	2,193	25,576	56,093	21,699	94,507

Dividends and Distributions to Shareholders:
Net Investment Income:
Institutional Shares	(50,526)	(181,114)	(888)	(2,193)	(25,551)	(56,090)	(16,195)	(44,043)
Corporate Trust Shares	N/A	N/A	N/A	N/A	N/A	N/A	(5,423)	(50,402)

Total Dividends and Distributions	(50,526)	(181,114)	(888)	(2,193)	(25,551)	(56,090)	(21,618)	(94,445)

Capital Transactions:
Institutional Shares:
Proceeds from Shares Issued	5,023,878	12,512,899	85,871	593,656	2,950,611	5,835,055	4,241,623	6,471,190
Reinvestment of Cash Distributions	12,835	73,980	—	—	6,146	17,177	4,515	16,944
Cost of Shares Redeemed	(5,537,583)	(12,320,098)	(154,373)	(578,975)	(2,918,126)	(4,353,750)	(3,098,601)	(5,385,015)

Change in Net Assets from Institutional Shares	(500,870)	266,781	(68,502)	14,681	38,631	1,498,482	1,147,537	1,103,119

Corporate Trust Shares:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A	N/A	N/A	323,758	1,167,614
Cost of Shares Redeemed	N/A	N/A	N/A	N/A	N/A	N/A	(972,774)	(1,104,807)

Change in Net Assets from Corporate Trust Shares	N/A	N/A	N/A	N/A	N/A	N/A	(649,016)	62,807

Change in Net Assets from Capital Transactions	(500,870)	266,781	(68,502)	14,681	38,631	1,498,482	498,521	1,165,926

Change in Net Assets	(501,588)	266,400	(68,501)	14,681	38,656	1,498,485	498,602	1,165,988

Net Assets:
Beginning of Period	4,095,460	3,829,060	131,163	116,482	2,387,698	889,213	3,148,172	1,982,184

End of Period	$3,593,872	$4,095,460	$62,662	$131,163	$2,426,354	$2,387,698	$3,646,774	$3,148,172

Accumulated Net Investment Income, End of Period	$57	$57	$1	$1	$15	$15	$126	$126

Share Transactions:
Institutional Shares:
Issued	5,023,878	12,512,899	85,871	593,656	2,950,611	5,835,055	4,241,623	6,471,190
Reinvested	12,835	73,980	—	—	6,146	17,177	4,515	16,944
Redeemed	(5,537,583)	(12,320,098)	(154,373)	(578,975)	(2,918,126)	(4,353,750)	(3,098,601)	(5,385,015)

Change in Institutional Shares	(500,870)	266,781	(68,502)	14,681	38,631	1,498,482	1,147,537	1,103,119

Corporate Trust Shares:
Issued	N/A	N/A	N/A	N/A	N/A	N/A	323,758	1,167,614
Redeemed	N/A	N/A	N/A	N/A	N/A	N/A	(972,774)	(1,104,807)

Change in Corporate Trust Shares	N/A	N/A	N/A	N/A	N/A	N/A	(649,016)	62,807

Change in Shares	(500,870)	266,781	(68,502)	14,681	38,631	1,498,482	498,521	1,165,926

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements.

16

FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

													Ratio of
			Net										Expenses to
			Realized									Ratio of	Average
			and								Ratio of	Net	Net Assets
			Unrealized			Distributions		Net			Net	Investment	(Excluding
	Net Asset		Gains		Dividends	from	Total	Asset			Expenses to	Income to	Waivers,
	Value,	Net	(Losses)		from Net	Realized	Dividends	Value,		Net Assets,	Average	Average	Reimbursements,
	Beginning	Investment	on	Total From	Investment	Capital	and	End of	Total	End of	Net	Net	and Expense
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period	Return(1)	Period (000)	Assets(2)	Assets(2)	Offset)(2)
Institutional Cash Management Money Market Fund
Institutional Shares
Six Months Ended September 30, 2008*	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	1.25%	$3,593,872	0.17%	2.49%	0.17%
Year Ended March 31, 2008	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.75 **	4,095,460	0.16	4.62 **	0.17
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.17	3,829,060	0.16	5.06	0.16
Year Ended March 31, 2006	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.62	2,975,521	0.17	3.60	0.19
Period Ended March 31, 2005(3)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.43	2,591,527	0.19	1.71	0.26
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.86	2,368,849	0.25	0.86	0.29
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.46	2,985,750	0.25	1.45	0.29
Institutional Municipal Cash Reserve Money Market Fund
Institutional Shares
Six Months Ended September 30, 2008*	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.03	62,662	0.20	1.96	0.21
Year Ended March 31, 2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.26	131,163	0.20	3.06	0.22
Year Ended March 31, 2007	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.42	116,482	0.20	3.35	0.23
Period Ended March 31, 2006(4)	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.79	125,982	0.19	2.78	0.23
Institutional U.S. Government Securities Money Market Fund
Institutional Shares
Six Months Ended September 30, 2008*	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.07	2,426,354	0.18	2.13	0.18
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.54	2,387,698	0.18	4.15	0.19
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.04	889,213	0.19	4.93	0.19
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.51	951,775	0.21	3.48	0.21
Period Ended March 31, 2005(3)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.36	894,653	0.25	1.63	0.26
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.82	858,260	0.27	0.82	0.29
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.40	1,040,066	0.26	1.39	0.29
Institutional U.S. Treasury Securities Money Market Fund
Institutional Shares
Six Months Ended September 30, 2008*	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.87	2,966,572	0.18	1.70	0.18
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	4.09	1,818,974	0.18	3.73	0.18
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	5.03	715,831	0.18	4.93	0.18
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.41	901,777	0.20	3.45	0.20
Period Ended March 31, 2005(3)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.31	697,095	0.25	1.62	0.26
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.77	420,948	0.26	0.71	0.29
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.30	653,340	0.26	1.23	0.29
Corporate Trust Shares
Six Months Ended September 30, 2008*	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.74	680,202	0.43	1.48	0.43
Year Ended March 31, 2008	1.00	0.04	—	0.04	(0.04)	—	(0.04)	1.00	3.83	1,329,198	0.43	3.76	0.43
Year Ended March 31, 2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)	1.00	4.77	1,266,353	0.43	4.67	0.43
Year Ended March 31, 2006	1.00	0.03	—	0.03	(0.03)	—	(0.03)	1.00	3.17	2,068,462	0.44	3.14	0.44
Period Ended March 31, 2005(3)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.14	1,825,373	0.44	1.38	0.45
Year Ended May 31, 2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.57	1,378,551	0.46	0.51	0.49
Year Ended May 31, 2003	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.10	1,298,910	0.46	1.05	0.49

See Notes to Financial Highlights and Notes to Financial Statements.

17

NOTES TO FINANCIAL HIGHLIGHTS
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

(1)	Not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)	Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial to all Funds. The Funds changed fiscal year end from May 31 to March 31.

(4)	Commenced operations on August 2, 2005.

*	Unaudited

**	During the period ended March 31, 2008, the Fund received certain payments by an affiliate. Absent these payments, the total return and ratio of net investment income to average net assets would have been 3.65% and 4.52%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

18

NOTES TO FINANCIAL STATEMENTS
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

1.	Organization

The RidgeWorth Funds (formerly, The STI Classic Funds) (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering 53 funds as of September 30, 2008. The Trust is authorized to issue an unlimited number of shares without par value. The financial statements presented herein are those of the Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds are presented separately. The Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund and Institutional U.S. Government Securities Money Market Fund may offer Institutional Shares only. The Institutional U.S. Treasury Securities Money Market Fund may offer Institutional Shares and Corporate Trust Shares. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under the Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

Security Valuation — Investment securities are stated at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. Investments in other investment companies are valued at their respective daily net asset value.

Effective April 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of the implementation of SFAS No. 157 is the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a

19

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2008 (in thousands):

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments in	Other Financial	Investments in	Other Financial	Investments in	Other Financial	Investments in	Other Financial
Fund Name	Securities ($)	Investments ($)*	Securities ($)	Investments ($)*	Securities ($)	Investments ($)*	Securities ($)	Investments ($)*

Institutional Cash Management Money Market Fund	680,731	—	2,913,319	—	—	—	3,594,050	—
Institutional Municipal Cash Reserve Money Market Fund	5,037	—	57,602	—	—	—	62,639	—
Institutional U.S. Government Securities Money Market Fund	1,069,989	—	1,356,392	—	—	—	2,426,381	—
Institutional U.S. Treasury Securities Money Market Fund	3,125,034	—	525,092	—	—	—	3,650,126	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.

Security Transactions and Investment Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes amortization or accretion of premium or discount. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities. As of September 30, 2008, there were no such securities held by the Funds.

Compensating Balances — If a Fund has a cash overdraft in excess of $100,000 it is required to deposit an amount equal to 110% of the overdraft in a compensating balance account with its custodian, SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc., on the following business day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw an amount equal to 90% of the balance from SunTrust Bank on the following business day. All such deposits to, and overdrafts from, the compensating balance account are non-interest bearing and are for a duration of one business day. The RidgeWorth Institutional Cash

20

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Management Money Market Fund does not have any compensating balance arrangements with its custodian, Brown Brothers Harriman & Co.

Expenses — Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis. Expenses attributable to the Trust and the RidgeWorth Variable Trust (collectively, the “RidgeWorth Complex”) are allocated across the RidgeWorth Complex based upon relative net assets or another appropriate basis.

Classes — Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes within a Fund on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities. The Funds are subject to federal and various state jurisdictions for income tax purposes. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four fiscal years, no examinations are in progress or anticipated at this time. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Funds’ NAV and financial statements.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

3.	Agreements and Other Transactions with Affiliates

Investment Advisory Agreement — The Trust and RidgeWorth Capital Management, Inc. (the “Investment Adviser”), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into an investment advisory agreement. StableRiver Capital Management LLC, a wholly-owned subsidiary of the Investment Adviser, serves as the Subadviser for the Funds.

Under the terms of the investment advisory agreement, the Funds are charged the following annual advisory fees, which are computed daily and paid monthly based upon average daily net assets. Breakpoints are used in computing the overall annual advisory fee. The full fee is charged on average daily net assets of each Fund up

21

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

to $1 billion, a discount of 5% applies on the next $1.5 billion, a discount of 10% applies on the next $2.5 billion and a discount of 20% applies on amounts over $5 billion. Fee rates for the period April 1, 2008 through September 30, 2008 were as follows:

	Maximum	Discounted	Advisory Fees	Net
	Annual	Annual	Waived or	Annual
Fund	Advisory Fee(%)	Advisory Fee(%)	Reimbursed(%)	Fees Paid(%)

Institutional Cash Management Money Market Fund	0.13	0.12	—	0.12
Institutional Municipal Cash Reserve Money Market Fund	0.15	0.15	—	0.15
Institutional U.S. Government Securities Money Market Fund	0.15	0.15	—	0.15
Institutional U.S. Treasury Securities Money Market Fund	0.15	0.14	—	0.14

Amounts designated as “—” are $0 or have been rounded to $0.

The Investment Adviser has contractually agreed, until at least August 1, 2009, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund’s Total Operating Expense, expressed as a percentage of average daily net assets, as noted below:

Total Operating
Fund	Expenses(%)

Institutional Cash Management Money Market Fund	0.17
Institutional Municipal Cash Reserve Money Market Fund	0.20
Institutional U.S. Government Securities Money Market Fund	0.20
Institutional U.S. Treasury Securities Money Market Fund, Institutional Shares	0.20
Institutional U.S. Treasury Securities Money Market Fund, Corporate Trust Shares	0.45

Under the Expense Limitation Agreements, the Investment Adviser may retain the difference between the Total Operating Expense identified above and the actual total expense to recapture any of its prior contractual waivers or reimbursements, at a date not to exceed three years from the date of the corresponding Expense Limitation Agreement. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the annualized total expense ratio to exceed the Total Operating Expense in place at that time. During the six months ended September 30, 2008, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. The Investment Adviser does not intend to recapture such amounts. As of September 30, 2008, the cumulative potential reimbursements based on reimbursements within three years from the date of the corresponding Expense Limitation Agreement are as follows (in thousands):

Fund	Amount($)

Institutional Municipal Cash Reserve Money Market Fund	30

During the year ended March 31, 2008, with the approval of the Board of Trustees, the following actions were taken to protect investors in the Institutional Cash Management Money Market Fund from possible losses associated with certain structured investment vehicle (“SIV”) securities owned by the Fund. When purchased, these SIV assets were rated A1/P1 and were Tier 1 eligible securities, thus qualifying for valuation at amortized cost under Rule 2a-7 under the 1940 Act.

In October 2007, SunTrust Banks, Inc. (“SunTrust”) established an irrevocable letter of credit to provide credit support for one of the Fund’s investments in a SIV security. Prior thereto, the issuer of this security announced that it would cease making payments on the security, resulting in a downgrade in the credit rating of the investment. As the investment no longer qualified for valuation at amortized cost as an eligible security under Rule 2a-7, the Fund recognized a loss equal to the difference between amortized cost and the market value as of the date of the letter of credit. At the same time, the Fund also received a loss recovery of the same amount, approximately $428,000, as a result of the establishment of the letter of credit. In November 2007, the Fund received a payment from the letter of credit in an amount equivalent to and at the same time as the payment of scheduled principal and interest payments due to the Fund from the SIV. The Fund recognized an interest recovery of approximately $431,000 for the interest payments received from the letter of credit. The Fund also recognized a loss recovery of $34.572 million (in addition to the previously received $428,000) as a result of a default on the scheduled maturity payment of $35 million. The loss is reflected in “Net Realized Gain(Loss)

22

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

from Investment Transactions” and the loss recovery is reflected in “Net Increase from Payments by Affiliate” in the accompanying Statement of Operations. The equivalent interest recovery which the Fund received is reflected in the accompanying Statement of Operations in “Interest Recovery Payments by Affiliate.”

On December 26, 2007, SunTrust purchased approximately $211 million of the Fund’s remaining investments in SIV securities at amortized cost plus accrued interest. The Fund realized a loss for the difference between the amortized cost of the securities and the market value as of that date, but at that same time also recognized a loss recovery in the same amount of approximately $1.990 million. The Fund also recognized approximately an additional $1.146 million of interest recovery for accrued interest through the date of the transaction. In the accompanying Statement of Operations, the loss is reflected in “Net Realized Gain(Loss) from Investment Transactions”, and the loss recovery is reflected in “Net Increase from Payments by Affiliate” while the interest recovery is reflected in “Interest Recovery Payments by Affiliate.”

Also on December 26, 2007, SunTrust issued a Promissory Note for the benefit of the Fund in exchange for approximately $171 million of the remaining SIV securities at amortized cost plus accrued income. Similar to the prior transaction, the Fund realized a loss, but also recognized a loss recovery in the same amount of approximately $630,000 for the difference between the amortized cost of the securities and their market value as of that date. The Fund also recognized an interest recovery of approximately $1.313 million for accrued interest through the date of the transaction. In the accompanying Statement of Operations, the loss is reflected in “Net Realized Gain(Loss) from Investment Transactions”, the loss recovery is reflected in “Net Increase from Payments by Affiliate” and the interest recovery is reflected in “Interest Recovery Payments by Affiliate.” In exchange for the Promissory Note issued, SunTrust acquired the security interest in the SIV securities from the Fund to secure repayment of the Note. Under the terms of the Promissory Note, the Fund will receive all interest and principal payments due to the Fund in amounts equal to what the Fund would have received had it retained its interest in the SIV securities and the securities had remained solvent through their respective maturity dates.

As a result of the purchase of all remaining SIV investments in exchange for cash or the Promissory Note at the end of 2007, the previously established letter of credit was retired and the Fund had no remaining exposure to SIV investments at September 30, 2008.

Administration, Fund Accounting and Transfer Agency Agreement — The Trust has entered into a Master Services Agreement with Citi Fund Services Ohio, Inc. (the “Administrator”), under which the Administrator provides administrative, fund accounting, transfer agent and shareholder services for an annual fee, calculated and paid monthly, (expressed as a percentage of the combined average daily net assets of the RidgeWorth Complex) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,930 per class annually, applicable to each additional class of shares over 145 classes of shares.

The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the RidgeWorth Complex, including $300,000 towards the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 towards the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the RidgeWorth Complex relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually for the RidgeWorth Complex, and will not be recouped by the Administrator in subsequent years.

Distribution Agreement — The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives $3,500 per Fund per annum for its services. Prior to August 20, 2008, Foreside Distribution Services L.P. (“Foreside”) was the distributor for the Funds under a distribution agreement between Foreside and the Investment Adviser. Foreside received $37,500 annually for its services.

Shareholder Servicing Agreement — The Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan for the Corporate Trust Shares. The Fund pays SunTrust Bank a monthly shareholder services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Corporate Trust Shares, computed daily and paid monthly, which may be used by SunTrust Bank to provide

23

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

compensation to service providers that have agreed to provide shareholder support services for their customers who own Corporate Trust Shares of the Fund. During the six months ended September 30, 2008, SunTrust Bank voluntarily waived a portion of this fee.

Custodian Agreement — SunTrust Bank acts as custodian for the Funds, except for the Institutional Cash Management Money Market Fund, which appointed Brown Brothers Harriman & Co. as custodian. The Funds pay custody fees on the basis of their respective net assets and transaction costs.

Other — Certain officers of the RidgeWorth Complex are also employees of the Investment Adviser and/or the Administrator. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the trustees receives an annual retainer fee and an additional fee for each meeting attended plus reimbursement for certain expenses incurred. Trustees receive an additional fee for attendance at committee meetings. The current meeting and retainer fees are as follows:

	Chairman($)	Trustee($)

Annual Retainer	75,000	60,000
Regular Meeting Fee	8,750	7,000
Special Meeting Fee	4,375	3,500
Committee Meeting Fee	4,500	3,000

The Trust approved a deferred compensation plan for its trustees, effective January 1, 2007. Under that plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust, and the value of such deferred amounts is determined by reference to the change in value of I Shares of one or more series of the RidgeWorth Funds as specified by the trustee. Benefits under the deferred compensation plan are payable upon retirement. On May 20, 2008, the Board approved the termination of the deferred compensation plan.

The Investment Adviser provides services to the RidgeWorth Complex to ensure compliance with applicable laws and regulations. The Investment Adviser has designated a dedicated compliance staff and an employee to serve as Chief Compliance Officer. The Investment Adviser receives an annual fee totaling $775,000 for these services. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the RidgeWorth Complex, including providing certain related services, and receives an annual fee of $156,750 for providing these services. The fees above are allocated based on average daily net assets of the RidgeWorth Complex and are reflected on the Statements of Operations as “Compliance Services Fees.”

The Trust has entered into an agreement with SunTrust Robinson Humphrey, Inc., which is a registered broker-dealer and a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. For the six months ended September 30, 2008, the following Funds paid SunTrust Robinson Humphrey, Inc., through a reduction in the yield earned by the Funds on those repurchase agreements, the following amounts (in thousands):

Fund	Fee($)

Institutional U.S. Government Securities Money Market Fund	228
Institutional U.S. Treasury Securities Money Market Fund	398

4.	Federal Tax Information

At September 30, 2008, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were the same as amounts reported for financial reporting purposes.

24

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

The tax character of distributions paid to shareholders during the year ended March 31, 2008 was as follows (in thousands):

	Distributions Paid From
	Net Investment	Tax-Exempt	Total Distributions
	Income($)	Income($)	Paid($)*

Institutional Cash Management Money Market Fund	186,098	—	186,098
Institutional Municipal Cash Reserve Money Market Fund	—	2,260	2,260
Institutional U.S. Government Securities Money Market Fund	54,464	—	54,464
Institutional U.S. Treasury Securities Money Market Fund	98,859	—	98,859

*	Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

Amounts designated as “—” are either $0 or have been rounded to $0.

As of March 31, 2008 the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

						Total
	Undistributed				Accumulated	Accumulated
	Ordinary	Tax-Exempt	Accumulated	Distributions	Capital and	Earnings
Fund	Income($)	Income($)	Earnings($)	Payable($)	Other Losses($)**	(Deficit)($)

Institutional Cash Management Money Market Fund	11,498	—	11,498	(11,424)	(587)	(513)
Institutional Municipal Cash Reserve Money Market Fund	—	255	255	(254)	(3)	(2)
Institutional U.S. Government Securities Money Market Fund	5,505	—	5,505	(5,485)	—	20
Institutional U.S. Treasury Securities Money Market Fund	3,988	—	3,988	(3,850)	(216)	(78)

**	As of the latest tax year end of March 31, 2008, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders (in thousands):

	Expires
Fund	2013($)	2014($)	2015($)

Institutional Cash Management Money Market Fund	—	—	101
Institutional Municipal Cash Reserve Money Market Fund	—	—	3
Institutional U.S. Government Securities Money Market Fund	—	—	—
Institutional U.S. Treasury Securities Money Market Fund	94	110	12

Net Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Institutional Cash Management Money Market Fund and Institutional U.S. Government Securities Money Market Fund incurred and will elect to defer $486 and $1, respectively, in thousands, in capital losses.

Amounts designated as “—” are $0 or have been rounded to $0.

5.	Risks

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if the credit quality of any of the financial institutions or financial guaranty assurance agencies should deteriorate, it could cause the individual securities’ credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

25

NOTES TO FINANCIAL STATEMENTS (continued)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

The Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Freddie Mac, Federal Home Loan Bank, Federal Agricultural Mortgage Corporation and Fannie Mae) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.

26

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

				Number of
Name, Business		Term of		Portfolios
Address, State of	Position	Office and	Principal	in Fund	Other
Residence and	Held With	Length of	Occupation(s)	Complex	Directorships
Date of Birth	Trust	Time Served	During the Past 5 Years	Overseen	Held
INDEPENDENT TRUSTEES:

Jeffrey Biggar 3435 Stelzer Road Columbus, OH 43219 (Ohio) DOB 02/50	Trustee	Indefinite; since January 2007	Chief Operating Officer (Cedar Brook Financial Partners LLC) (March 2008-present). Retired (2006-March 2008). Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2002-2006)	58	None

George C. Guynn 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 12/42	Trustee	Indefinite; since January 2008	Retired. President (1996-October 2006) and Chief Executive Officer (1995-October 2006) Federal Reserve Bank of Atlanta	58	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods, Inc.; Acuity Brands, Inc.

Sidney E. Harris 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 07/49	Trustee	Indefinite; since November 2004	Professor (since 1997) and Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University	58	Total System Services, Inc.

Warren Y. Jobe 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 11/40	Trustee	Indefinite; since November 2004	Retired. Executive Vice President, Georgia Power Company and Senior Vice President, Southern Company (1998-2001)	58	WellPoint, Inc.; UniSource Energy Corp.; HomeBanc Corp.

Connie D. McDaniel 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 04/58	Trustee	Indefinite; since May 2005	Vice President, Global Finance Transformation (since 2007), Vice President and Controller (1999-2007), The Coca-Cola Company	58	None

Clarence H. Ridley* 3435 Stelzer Road Columbus, OH 43219 (Georgia) DOB 06/42	Trustee	Indefinite; since November 2001	Chairman, Haverty Furniture Companies	58	Crawford & Co.; Haverty Furniture Companies

Charles D. Winslow 3435 Stelzer Road Columbus, OH 43219 (Florida) DOB 07/35	Trustee	Indefinite; since November 2004	Retired. Formerly Partner, Accenture (consulting)	58	None

*	Prior to May 12, 2008, Mr. Ridley was deemed to be an “interested person” of the Trust.

27

TRUSTEES AND OFFICERS OF THE RIDGEWORTH FUNDS (concluded)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Term of
	Position(s)	Office and	Principal
Name, Address	Held With	Length of	Occupation(s)
and Date of Birth	Trust	Time Served	During the Past 5 Years
OFFICERS:

Julia R. Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 11/72	President and Chief Executive Officer	One year; since June 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004); Relationship Manager, SEI Investments (financial services) (1994-2004)

Patrick A. Paparelli 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 09/61	Vice President; Chief Compliance Officer	One year; since May-08	Managing Director, Director of Legal and Compliance (since 2001) and Chief Compliance Officer (since July 2004), RidgeWorth Investments.

Diana Hanlin 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 05/67	Vice President; Deputy Chief Compliance Officer	One year; since June 2008	Director, RidgeWorth Capital Management, Inc.(since May 2008); Employee of BB&T Asset Management, Inc. (2007-May 2008); Employee of BISYS Fund Services Ohio, Inc.(1996-2007)

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 DOB 11/63	Treasurer; Chief Financial Officer; Chief Accounting Officer	One year; since March 2007	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc.

Cynthia J. Surprise 3435 Stelzer Road Columbus, OH 43219 DOB 07/46	Secretary and Chief Legal Officer	One year; since February 2005	Senior Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (since December 2004); Director, Investors Bank & Trust Company (1999-2004)

Katherine A. Reilly 3435 Stelzer Road Columbus, OH 43219 DOB 07/65	Assistant Secretary	One year; since February 2008	Vice President (since July 2007), Assistant Counsel (January 2006-July 2007), Regulatory Administration, Citi Fund Services Ohio, inc; Employee of CitiStreet LLC (June 2004-May 2005); Employee of Fidelity Investments (1987-2001).

The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and officers. To request your free copy of the Statement of Additional Information, call toll free 1-888-784-3863.

28

ADDITIONAL INFORMATION
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Expense Example

As a shareholder of the RidgeWorth Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the RidgeWorth Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 through September 30, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
Fund	Class	04/01/08($)	09/30/08($)	04/01/08 - 09/30/08($)	04/01/08 - 09/30/08(%)

Institutional Cash Management Money Market Fund	Institutional Shares	1,000.00	1,012.50	0.86	0.17
Institutional Municipal Cash Reserve Money Market Fund	Institutional Shares	1,000.00	1,010.30	1.01	0.20
Institutional U.S. Government Securities Money Market Fund	Institutional Shares	1,000.00	1,010.70	0.91	0.18
Institutional U.S. Treasury Securities Money Market Fund	Institutional Shares	1,000.00	1,008.70	0.91	0.18
	Corporate Trust Shares	1,000.00	1,007.40	2.16	0.43

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

29

ADDITIONAL INFORMATION (concluded)
RIDGEWORTH FUNDS  September 30, 2008
(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
Fund	Class	04/01/08($)	09/30/08($)	04/01/08 - 09/30/08($)	04/01/08 - 09/30/08(%)

Institutional Cash Management Money Market Fund	Institutional Shares	1,000.00	1,024.22	0.86	0.17
Institutional Municipal Cash Reserve Money Market Fund	Institutional Shares	1,000.00	1,024.07	1.01	0.20
Institutional U.S. Government Securities Money Market Fund	Institutional Shares	1,000.00	1,024.17	0.91	0.18
Institutional U.S. Treasury Securities Money Market Fund	Institutional Shares	1,000.00	1,024.17	0.91	0.18
	Corporate Trust Shares	1,000.00	1,022.91	2.18	0.43

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-784-3863. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.ridgeworthfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.ridgeworthfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

30

Investment Adviser:
RidgeWorth Investments
50 Hurt Plaza, Suite 1400
Atlanta,GA 30303
www.ridgeworth.com
Investment SubAdvisers:
StableRiver Capital Management LLC
50 Hurt Plaza, Suite 1300
Atlanta,GA 30303
www.stableriver.com
This information must be preceded or accompanied by a current prospectus for each Fund described. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about RidgeWorth Funds can be found in the Fund’s prospectus. For additional information, please call 1-888-784-3863, or visit www.ridgeworthfunds.com. Please read the prospectus carefully before investing.
Distributor:
RidgeWorth Distributors LLC
Not FDIC Insured • No Bank Guarantee • May Lose Value
RFSAR-IMM-0908
11/08

Item 2. Code of Ethics.
Not applicable – only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable – only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable – only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
     (a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a)(1) Not applicable — Only effective for annual reports.
     (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
     (a)(3) Not applicable.
     (b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RidgeWorth Funds

By (Signature and Title)	/s/ Martin R. Dean

Martin R. Dean, Treasurer, RidgeWorth Funds
Date      December 8, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Julia Short

Julia Short, President, RidgeWorth Funds
Date      December 8, 2008

By (Signature and Title)	/s/ Martin R. Dean

Martin R. Dean, Treasurer, RidgeWorth Funds
Date      December 8, 2008